MANUFACTURERS INVESTMENT TRUST SEMI-ANNUAL REPORT

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

August 10, 2001

Dear Fellow Investors:

I am pleased to present the 2001 semi-annual financial statements of the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable insurance product or retirement plan. The financial statements that follow reflect operations for the 6 months ended June 30, 2001. During this period, total net assets of the Trust decreased by 2% from $20.26 billion to $19.88 billion.

We experienced a mixed environment during the first 6 months of the year. The graph below shows that international and most large cap indices suffered declines, while small cap and fixed income indices posted positive returns. The wide performance disparities across the market underscore the importance of building and maintaining a diversified portfolio that reflects your risk tolerance. The multi-manager platform that Manulife Financial offers can help you do just that.

         JANUARY 1, 2001 TO JUNE 30, 2001 PERFORMANCE (BY MAJOR INDEX)*

Russell 2000 Value (Sm Value)                                                    13.00
MS REIT (Real Estate)                                                            10.00
Russell 2000 (Sm Caps)                                                            7.00
LB Aggregate Bond                                                                 4.00
SB High Yield Bond                                                                3.00
Russell 2000 Growth (Sm Growth)                                                   0.00
Russell 1000 Value (Lg Value)                                                    -1.00
Dow Jones Industrial Average                                                     -2.00
S&P 500                                                                          -7.00
NASDAQ                                                                          -12.00
Russell 1000 Growth (Lg Growth)                                                 -14.00
MSCI EAFE (International)                                                       -14.00

In this respect, the Trust was enhanced on April 30, 2001, with the addition of eight new portfolios and four new sector portfolios, thereby increasing the range of investment options available across asset classes and investment styles. This update brings seven new asset management firms to our platform, including Cohen & Steers Capital Management, Inc., Davis Selected Advisers, L.P., The Dreyfus Corporation, INVESCO Funds Group, Inc., Lord, Abbett & Co., MFS Investment Management(R) and Putnam Investment Management, LLC. The addition of the Telecommunications, Health Sciences, Financial Services and Utilities Trusts brings our suite of sector portfolios to seven. Additionally, we reassigned the Real Estate Securities, Balanced, Global Equity and Small Company Value Trusts to new asset management firms. Changes and additions such as these evidence our commitment to adjust our platform continually to offer you tremendous investment opportunities.

We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to take advantage of our new investment options or to increase your diversification among different asset classes. Thank you for choosing Manulife Financial. We look forward to serving your investment needs.

Sincerely,

/s/ James D. Gallagher
JAMES D. GALLAGHER
President

---------------
* The performance shown is of various broad-based securities market indices. Investors cannot invest directly in an index. The performance of an index does not include any portfolio or insurance-related charges. If these charges were reflected, performance would be lower. Past performance is not a guarantee of future results.

(diamond) "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated.

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
   Statements of Assets and Liabilities ................................      1

   Statements of Operations ............................................     16

   Statements of Changes in Net Assets .................................     31

   Financial Highlights ................................................     51

   Portfolio of Investments:
        Internet Technologies Trust ....................................     81
        Pacific Rim Emerging Markets Trust .............................     81
        Telecommunications Trust .......................................     83
        Science & Technology Trust .....................................     84
        International Small Cap Trust ..................................     85
        Health Sciences Trust ..........................................     87
        Aggressive Growth Trust ........................................     88
        Emerging Small Company Trust ...................................     90
        Small Company Blend Trust ......................................     93
        Dynamic Growth Trust ...........................................     97
        Mid Cap Growth Trust ...........................................     98
        Mid Cap Opportunities Trust ....................................     99
        Mid Cap Stock Trust ............................................    101
        All Cap Growth Trust ...........................................    102
        Financial Services Trust .......................................    104
        Overseas Trust .................................................    104
        International Stock Trust ......................................    106
        International Value Trust ......................................    109
        Capital Appreciation Trust .....................................    110
        Strategic Opportunities Trust ..................................    111
        Quantitative Mid Cap Trust .....................................    113
        Global Equity Trust ............................................    114
        Strategic Growth Trust .........................................    115
        Growth Trust ...................................................    117
        Large Cap Growth Trust .........................................    118
        All Cap Value Trust ............................................    121
        Capital Opportunities Trust ....................................    122
        Quantitative Equity Trust ......................................    124
        Blue Chip Growth Trust .........................................    126
        Utilities Trust ................................................    128
        Real Estate Securities Trust ...................................    130
        Small Company Value Trust ......................................    130
        Mid Cap Value Trust ............................................    132
        Value Trust ....................................................    133
        Equity Index Trust .............................................    134
        Tactical Allocation Trust ......................................    140
        Fundamental Value Trust ........................................    145
        Growth & Income Trust ..........................................    146
        U.S. Large Cap Value Trust .....................................    147
        Equity-Income Trust ............................................    150
        Income & Value Trust ...........................................    152
        Balanced Trust .................................................    156
        High Yield Trust ...............................................    158

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT, CONTINUED
--------------------------------------------------------------------------------

        Strategic Bond Trust ...........................................    163
        Global Bond Trust ..............................................    169
        Total Return Trust .............................................    172
        Investment Quality Bond Trust ..................................    175
        Diversified Bond Trust .........................................    184
        U.S. Government Securities Trust ...............................    187
        Money Market Trust .............................................    188
        Small Cap Index Trust ..........................................    189
        International Index Trust ......................................    203
        Mid Cap Index Trust ............................................    212
        Total Stock Market Index Trust .................................    217
        500 Index Trust ................................................    243
        Lifestyle Aggressive 1000 Trust ................................    249
        Lifestyle Growth 820 Trust .....................................    249
        Lifestyle Balanced 640 Trust ...................................    249
        Lifestyle Moderate 460 Trust ...................................    249
        Lifestyle Conservative 280 Trust ...............................    250

   Notes to Financial Statements .......................................    251

   Results of Special Meeting of Shareholders ..........................    265

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                         INTERNET         PACIFIC RIM           TELE-            SCIENCE &
                                                       TECHNOLOGIES     EMERGING MARKETS    COMMUNICATIONS      TECHNOLOGY
                                                          TRUST              TRUST              TRUST              TRUST
                                                      --------------    ----------------    --------------    --------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $   43,876,777    $     81,262,771    $   10,408,620    $  954,553,673
Repurchase agreements, at value                            5,684,000           8,637,000         2,127,000        20,395,000
Cash                                                             133                 525               158                35
Foreign currency                                                  --             173,562                --                --
Receivables:
   Forward foreign currency contracts (Note 8)                    --               1,965                --                --
   Investments sold                                               --             980,916            51,387        19,825,593
   Dividends and interest                                        868             187,237             1,645           482,156
   Foreign tax withholding reclaims                               --                  --                73                --
Other assets                                                     803               1,708               123            41,433
                                                      --------------    ----------------    --------------    --------------
   TOTAL ASSETS                                           49,562,581          91,245,684        12,589,006       995,297,890
                                                      --------------    ----------------    --------------    --------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)                    --               1,604                --                --
   Investments purchased                                   1,186,477             748,440            26,803         1,961,283
   Dividend and interest withholding tax                          --              23,931                61             7,792
   Other payables and accrued expenses                        26,038              13,058             1,680           167,353
   Due to broker (securities lending)                             --          14,361,085                --        56,695,852
                                                      --------------    ----------------    --------------    --------------
   TOTAL LIABILITIES                                       1,212,515          15,148,118            28,544        58,832,280
                                                      --------------    ----------------    --------------    --------------
NET ASSETS                                            $   48,350,066    $     76,097,566    $   12,560,462    $  936,465,610
                                                      ==============    ================    ==============    ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)            $     (173,250)   $        205,599    $       (8,634)   $   (3,943,698)
Accumulated undistributed net realized loss on
   investments, foreign currency and forward
   foreign currency contracts                            (30,798,544)         (6,016,574)         (173,791)     (407,908,124)
Unrealized appreciation (depreciation) on:
   Investments                                           (21,228,995)        (10,536,477)       (1,965,679)     (255,454,631)
   Foreign currency and forward foreign currency
      contracts                                                   --              (2,546)                3                --
Capital shares at par value of $.01                           93,585             102,789            11,899           587,891
Additional paid-in capital                               100,457,270          92,344,775        14,696,664     1,603,184,172
                                                      --------------    ----------------    --------------    --------------
NET ASSETS                                            $   48,350,066    $     76,097,566    $   12,560,462    $  936,465,610
                                                      ==============    ================    ==============    ==============
Capital shares outstanding                                 9,358,471          10,278,896         1,189,947        58,789,064
                                                      --------------    ----------------    --------------    --------------
Net asset value, offering price and redemption
   price per share                                    $         5.17    $           7.40    $        10.56    $        15.93
                                                      ==============    ================    ==============    ==============
Investments in securities, including repurchase
   agreements, at identified cost                     $   70,789,772    $    100,436,248    $   14,501,299    $1,230,403,304
                                                      --------------    ----------------    --------------    --------------
Investments in foreign currency, at identified cost               --    $        173,596                --                --
                                                      ==============    ================    ==============    ==============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                      INTERNATIONAL       HEALTH         AGGRESSIVE        EMERGING
                                                        SMALL CAP        SCIENCES          GROWTH        SMALL COMPANY
                                                          TRUST            TRUST             TRUST           TRUST
                                                      -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $ 171,052,932    $  13,497,723    $ 398,797,828    $ 472,588,641
Repurchase agreements, at value                          10,917,000               --               --       81,818,000
Cash                                                            628               --            6,796              737
Foreign currency                                          1,620,605               --               --               13
Receivables:
   Forward foreign currency contracts (Note 8)               13,236               --               --               --
   Investments sold                                       8,800,330        1,275,236        1,011,625          742,633
   Dividends and interest                                   488,941            5,348           27,738          100,448
   Foreign tax withholding reclaims                          80,796               --               --               --
Other assets                                                  4,785            3,749            7,120            9,903
                                                      -------------    -------------    -------------    -------------
     TOTAL ASSETS                                       192,979,253       14,782,056      399,851,107      555,260,375
                                                      -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)               17,205               --               --               --
   Investments purchased                                  3,603,551           29,908        2,005,978        7,816,339
   Dividend and interest withholding tax                     37,222               --               --               --
   Due to custodian                                              --          908,348               --               --
   Other payables and accrued expenses                       76,290               --           48,081           72,571
   Due to broker (securities lending)                            --               --       40,574,867       65,713,155
                                                      -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                      3,734,268          938,256       42,628,926       73,602,065
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 189,244,985    $  13,843,800    $ 357,222,181    $ 481,658,310
                                                      =============    =============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)            $     599,383    $      (6,160)   $  (1,256,241)   $    (512,202)
Accumulated undistributed net realized gain
   (loss) on investments, foreign currency and
   forward foreign currency contracts                   (96,472,244)         139,022      (64,773,154)      (3,312,498)
Unrealized appreciation (depreciation) on:
   Investments                                           (3,388,438)         147,065       11,174,482       26,023,334
   Foreign currency and forward foreign currency
      contracts                                             (20,680)              (5)              --               --
Capital shares at par value of $.01                         146,942           10,258          233,151          172,463
Additional paid-in capital                              288,380,022       13,553,620      411,843,943      459,287,213
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 189,244,985    $  13,843,800    $ 357,222,181    $ 481,658,310
                                                      =============    =============    =============    =============
Capital shares outstanding                               14,694,208        1,025,843       23,315,070       17,246,270
                                                      -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                    $       12.88    $       13.50    $       15.32    $       27.93
                                                      =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                     $ 185,358,370    $  13,350,658    $ 387,623,346    $ 528,383,307
                                                      -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost   $   1,621,101               --               --    $          13
                                                      =============    =============    =============    =============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                      SMALL COMPANY       DYNAMIC          MID CAP          MID CAP
                                                          BLEND           GROWTH           GROWTH        OPPORTUNITIES
                                                          TRUST            TRUST            TRUST            TRUST
                                                      -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $ 147,205,035    $ 139,483,465    $  16,431,283    $  19,378,222
Repurchase agreements, at value                          17,036,000               --        2,629,000        1,582,000
Cash                                                             30           57,951              331              112
Foreign currency                                                 --               --                9               --
Receivables:
   Investments sold                                         773,725        1,214,245          190,384          310,401
   Dividends and interest                                    62,477              718            3,360            6,155
   Foreign tax withholding reclaims                             534               --               --               --
Other assets                                                  1,997            2,433            1,452            3,672
                                                      -------------    -------------    -------------    -------------
   TOTAL ASSETS                                         165,079,798      140,758,812       19,255,819       21,280,562
                                                      -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Investments purchased                                    276,301           23,850           97,502        1,340,073
   Dividend and interest withholding tax                        132               --               77               10
   Other payables and accrued expenses                       18,174           18,511               --               --
   Due to broker (securities lending)                    16,433,299               --               --               --
                                                      -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                     16,727,906           42,361           97,579        1,340,083
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 148,351,892    $ 140,716,451    $  19,158,240    $  19,940,479
                                                      =============    =============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)            $     234,232    $    (247,904)   $      (3,101)   $      (8,243)
Accumulated undistributed net realized gain
   (loss) on investments, foreign currency and
   forward foreign currency contracts                   (11,612,906)     (94,307,737)         (28,711)          30,901
Unrealized appreciation (depreciation) on:
   Investments                                          (10,210,092)      (8,850,758)        (512,814)        (359,580)
   Foreign currency and forward foreign currency
      contracts                                                  --               --                8               --
Capital shares at par value of $.01                         126,985          244,502           15,788           16,300
Additional paid-in capital                              169,813,673      243,878,348       19,687,070       20,261,101
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 148,351,892    $ 140,716,451    $  19,158,240    $  19,940,479
                                                      =============    =============    =============    =============
Capital shares outstanding                               12,698,525       24,450,226        1,578,774        1,629,973
                                                      -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                    $       11.68    $        5.76    $       12.13    $       12.23
                                                      =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                     $ 174,451,127    $ 148,334,223    $  19,573,097    $  21,319,802
                                                      -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost              --               --    $           9               --
                                                      =============    =============    =============    =============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                         MID CAP          ALL CAP         FINANCIAL
                                                          STOCK           GROWTH          SERVICES         OVERSEAS
                                                          TRUST            TRUST            TRUST            TRUST
                                                      -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $ 123,772,211    $ 771,230,694    $   9,884,765    $ 483,534,298
Repurchase agreements, at value                          13,464,000               --               --       84,809,000
Cash                                                            298           13,327              619          105,044
Foreign currency                                                 --               --               --        4,687,209
Receivables:
   Forward foreign currency contracts (Note 8)                   --               --               --            4,409
   Investments sold                                         992,597               --               --          212,026
   Variation margin for open futures contracts                   --               --               --          386,975
   Dividends and interest                                    42,171           84,216            8,564          561,808
   Foreign tax withholding reclaims                              --            3,439               --          180,402
Other assets                                                  2,056           16,193            1,177            8,614
                                                      -------------    -------------    -------------    -------------
   TOTAL ASSETS                                         138,273,333      771,347,869        9,895,125      574,489,785
                                                      -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)                   --               --               --              464
   Investments purchased                                    641,503               --          512,110        5,227,481
   Variation margin for open futures contracts                   --               --               --           19,261
   Dividend and interest withholding tax                         --               --               53           61,192
   Other payables and accrued expenses                       18,717          106,748               --          127,277
   Due to broker (securities lending)                     9,743,506       32,230,075               --       84,254,144
                                                      -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                     10,403,726       32,336,823          512,163       89,689,819
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 127,869,607    $ 739,011,046    $   9,382,962    $ 484,799,966
                                                      =============    =============    =============    =============

Net assets consist of:
Undistributed net investment income (loss)            ($    158,795)   ($  1,271,463)   $       8,880    $   3,512,666
Accumulated undistributed net realized gain
   (loss) on investments, futures, options,
   foreign currency and forward foreign currency
   contracts                                            (26,757,998)     (82,160,865)          12,897      (43,298,936)
Unrealized appreciation (depreciation) on:
   Investments                                           10,103,000      (32,091,160)        (176,402)     (62,234,009)
   Futures contracts                                             --               --               --         (849,560)
   Foreign currency and forward foreign currency
      contracts                                                  --               --                6         (763,823)
Capital shares at par value of $.01                         117,787          454,873            7,497          506,978
Additional paid-in capital                              144,565,613      854,079,661        9,530,084      587,926,650
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 127,869,607    $ 739,011,046    $   9,382,962    $ 484,799,966
                                                      =============    =============    =============    =============
Capital shares outstanding                               11,778,655       45,487,258          749,749       50,697,815
                                                      -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                    $       10.86    $       16.25    $       12.51    $        9.56
                                                      =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                     $ 127,133,211    $ 803,321,854    $  10,061,167    $ 630,577,307
                                                      -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost              --               --               --    $   5,445,718
                                                      =============    =============    =============    =============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                       INTERNATIONAL      INTERNATIONAL         CAPITAL          STRATEGIC
                                                           STOCK              VALUE           APPRECIATION     OPPORTUNITIES
                                                           TRUST              TRUST              TRUST             TRUST
                                                      ---------------    ---------------    --------------    ---------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $   295,040,462    $   163,846,617    $   28,514,349    $ 1,557,073,205
Repurchase agreements, at value                            11,609,000         14,732,000         1,287,000         26,120,000
Cash                                                           52,132             78,735               854                337
Foreign currency                                            4,537,357             55,695                --                 --
Receivables:
   Forward foreign currency contracts (Note 8)                     --              1,728                --                 --
   Investments sold                                         1,702,370          1,050,602           213,700         28,183,820
   Dividends and interest                                     268,874            458,006            12,308             61,777
   Foreign tax withholding reclaims                           150,480            142,960                --                 --
Other assets                                                    8,782              2,439             1,158             30,071
                                                      ---------------    ---------------    --------------    ---------------
   TOTAL ASSETS                                           313,369,457        180,368,782        30,029,369      1,611,469,210
                                                      ---------------    ---------------    --------------    ---------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)                     --             11,568                --                 --
   Investments purchased                                       77,673          1,249,609           963,903         54,418,613
   Dividend and interest withholding tax                       25,331             36,151               199                 --
   Other payables and accrued expenses                        121,695             52,126             1,207            177,773
   Due to broker (securities lending)                      46,985,343                 --                --        203,631,467
                                                      ---------------    ---------------    --------------    ---------------
   TOTAL LIABILITIES                                       47,210,042          1,349,454           965,309        258,227,853
                                                      ---------------    ---------------    --------------    ---------------
NET ASSETS                                            $   266,159,415    $   179,019,328    $   29,064,060    $ 1,353,241,357
                                                      ===============    ===============    ==============    ===============

Net assets consist of:
Undistributed net investment income (loss)            $     1,370,195    $     1,849,651    $      (24,239)   $     1,120,603
Accumulated undistributed net realized loss on
   investments, futures, foreign currency
   and forward foreign currency contracts                  (6,429,175)        (6,160,436)       (1,939,200)      (139,573,343)
Unrealized depreciation on:
   Investments                                            (44,994,233)       (13,230,656)         (769,688)        (6,972,319)
   Foreign currency and forward foreign currency
      contracts                                               (48,676)           (19,321)               --                 --
Capital shares at par value of $.01                           257,449            162,747            30,372            915,712
Additional paid-in capital                                316,003,855        196,417,343        31,766,815      1,497,750,704
                                                      ---------------    ---------------    --------------    ---------------
NET ASSETS                                            $   266,159,415    $   179,019,328    $   29,064,060    $ 1,353,241,357
                                                      ===============    ===============    ==============    ===============
Capital shares outstanding                                 25,744,914         16,274,745         3,037,154         91,571,213
                                                      ---------------    ---------------    --------------    ---------------
Net asset value, offering price and redemption
   price per share                                    $         10.34    $         11.00    $         9.57    $         14.78
                                                      ===============    ===============    ==============    ===============
Investments in securities, including repurchase
   agreements, at identified cost                     $   351,643,695    $   191,809,273    $   30,571,037    $ 1,590,165,524
                                                      ---------------    ---------------    --------------    ---------------
Investments in foreign currency, at identified cost   $     4,565,057    $        55,757                --                 --
                                                      ===============    ===============    ==============    ===============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                      QUANTITATIVE        GLOBAL          STRATEGIC
                                                         MID CAP          EQUITY           GROWTH           GROWTH
                                                          TRUST            TRUST            TRUST            TRUST
                                                      -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $ 104,001,787    $ 663,503,015    $  42,523,869    $ 587,138,628
Repurchase agreements, at value                           6,067,000        7,023,000               --        4,236,000
Cash                                                             84              912            1,337          183,618
Foreign currency                                                 --          500,092               --               --
Receivables:
   Forward foreign currency contracts (Note 8)                   --              369               --               --
   Investments sold                                       3,164,785          228,681           92,736               --
   Dividends and interest                                    28,237        1,042,252           20,430          123,362
   Foreign tax withholding reclaims                              --          282,861               --              148
Other assets                                                  4,758           15,387            3,563           11,910
                                                      -------------    -------------    -------------    -------------
   TOTAL ASSETS                                         113,266,651      672,596,569       42,641,935      591,693,666
                                                      -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Investments purchased                                  2,168,480        2,503,113          146,704               --
   Dividend and interest withholding tax                         --           69,169               78               --
   Other payables and accrued expenses                        7,209          125,763               --          110,209
   Due to broker (securities lending)                            --       46,878,093               --       23,144,637
                                                      -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                      2,175,689       49,576,138          146,782       23,254,846
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 111,090,962    $ 623,020,431    $  42,495,153    $ 568,438,820
                                                      =============    =============    =============    =============

Net assets consist of:
Undistributed net investment income (loss)            $     (32,300)   $   3,688,082    $      13,726    $  (1,367,281)
Accumulated undistributed net realized gain
   (loss) on investments, foreign currency and
   forward foreign currency contracts                      (209,135)      16,309,041          129,809     (138,102,602)
Unrealized appreciation (depreciation) on:
   Investments                                           (4,188,077)     (12,747,867)      (1,365,884)     (67,352,220)
   Foreign currency and forward foreign currency
      contracts                                                  --          (48,995)               9              (30)
Capital shares at par value of $.01                          92,425          434,735           35,032          374,618
Additional paid-in capital                              115,428,049      615,385,435       43,682,461      774,886,335
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 111,090,962    $ 623,020,431    $  42,495,153    $ 568,438,820
                                                      =============    =============    =============    =============
Capital shares outstanding                                9,242,512       43,473,498        3,503,168       37,461,796
                                                      -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                    $       12.02    $       14.33    $       12.13    $       15.17
                                                      =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                     $ 114,256,864    $ 683,273,882    $  43,889,753    $ 658,726,848
                                                      -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost              --    $     505,905               --               --
                                                      =============    =============    =============    =============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                        LARGE CAP         ALL CAP          CAPITAL       QUANTITATIVE
                                                         GROWTH            VALUE        OPPORTUNITIES       EQUITY
                                                          TRUST            TRUST            TRUST            TRUST
                                                      -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $ 519,587,914    $   8,777,124    $  12,879,092    $ 503,861,541
Repurchase agreements, at value                          28,539,000               --               --       23,610,000
Cash                                                            468               --              574               16
Foreign currency                                             26,784               --               --               --
Receivables:
   Investments sold                                       7,444,167          287,047           53,535        2,520,416
   Dividends and interest                                   400,085            7,535            3,651          178,488
   Foreign tax withholding reclaims                           9,780               --               --               --
Other assets                                                 11,190              755            1,162           11,347
                                                      -------------    -------------    -------------    -------------
   TOTAL ASSETS                                         556,019,388        9,072,461       12,938,014      530,181,808
                                                      -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)               10,508               --               --               --
   Investments purchased                                  8,993,720          282,601        2,590,640        3,453,784
   Dividend and interest withholding tax                      1,487               --               --               --
   Other payables and accrued expenses                       65,200               --               36           76,038
   Due to broker (securities lending)                    22,553,996               --               --       15,691,543
                                                      -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                     31,624,911          282,601        2,590,676       19,221,365
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 524,394,477    $   8,789,860    $  10,347,338    $ 510,960,443
                                                      =============    =============    =============    =============

Net assets consist of:
Undistributed net investment income                   $     573,497    $       9,089    $       2,309    $     378,959
Accumulated undistributed net realized gain
   (loss) on investments, foreign currency and
   forward foreign currency contracts                   (64,550,673)         (62,613)           7,395      (53,996,530)
Unrealized appreciation (depreciation) on:
   Investments                                          (34,765,417)         (53,085)        (397,300)     (29,763,358)
   Foreign currency and forward foreign currency
      contracts                                                (188)              --               13               --
Capital shares at par value of $.01                         479,116            7,027            8,654          262,978
Additional paid-in capital                              622,658,142        8,889,442       10,726,267      594,078,394
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 524,394,477    $   8,789,860    $  10,347,338    $ 510,960,443
                                                      =============    =============    =============    =============
Capital shares outstanding                               47,911,616          702,692          865,389       26,297,833
                                                      -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                    $       10.95    $       12.51    $       11.96    $       19.43
                                                      =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                     $ 582,892,331    $   8,830,209    $  13,276,392    $ 557,234,899
                                                      -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost   $      26,856               --               --               --
                                                      =============    =============    =============    =============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                         BLUE CHIP                            REAL ESTATE       SMALL COMPANY
                                                          GROWTH            UTILITIES         SECURITIES            VALUE
                                                           TRUST              TRUST              TRUST              TRUST
                                                      ---------------    ---------------    ---------------    ---------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $ 1,803,551,076    $    10,902,521    $   184,237,361    $   164,809,955
Repurchase agreements, at value                            16,572,000                 --          8,685,000            272,000
Cash                                                          104,808              2,602            157,401                481
Foreign currency                                                  187                 --                 --                 --
Receivables:
   Forward foreign currency contracts (Note 8)                     --                352                 --                 --
   Investments sold                                        15,353,826             37,546            740,006                 --
   Dividends and interest                                     934,280             12,312          1,026,816            171,546
Other assets                                                   63,518                220              4,954              2,158
                                                      ---------------    ---------------    ---------------    ---------------
   TOTAL ASSETS                                         1,836,579,695         10,955,553        194,851,538        165,256,140
                                                      ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables:
   Investments purchased                                   10,116,315          1,651,010          1,586,774                 --
   Dividend and interest withholding tax                        6,462                166                 --                 --
   Other payables and accrued expenses                        239,261                 --             41,425             25,509
   Due to broker (securities lending)                      66,269,353                 --          3,653,040         16,345,086
                                                      ---------------    ---------------    ---------------    ---------------
   TOTAL LIABILITIES                                       76,631,391          1,651,176          5,281,239         16,370,595
                                                      ---------------    ---------------    ---------------    ---------------
NET ASSETS                                            $ 1,759,948,304    $     9,304,377    $   189,570,299    $   148,885,545
                                                      ===============    ===============    ===============    ===============

Net assets consist of:
Undistributed net investment income (loss)            $      (276,527)   $        13,950    $     5,168,313    $       297,475
Accumulated undistributed net realized gain (loss)
   on investments, futures, foreign currency and
   forward foreign currency contracts                      (8,725,676)             2,189        (13,450,926)            52,514
Unrealized appreciation (depreciation) on:
   Investments                                            103,154,937           (765,602)        14,317,979          9,131,485
   Foreign currency and forward foreign currency
      contracts                                                    (1)               277                 --                 --
Capital shares at par value of $.01                         1,060,951              8,224            119,996            108,336
Additional paid-in capital                              1,664,734,620         10,045,339        183,414,937        139,295,735
                                                      ---------------    ---------------    ---------------    ---------------
NET ASSETS                                            $ 1,759,948,304    $     9,304,377    $   189,570,299    $   148,885,545
                                                      ===============    ===============    ===============    ===============
Capital shares outstanding                                106,095,137            822,387         11,999,574         10,833,591
                                                      ---------------    ---------------    ---------------    ---------------
Net asset value, offering price and redemption
   price per share                                    $         16.59    $         11.31    $         15.80    $         13.74
                                                      ===============    ===============    ===============    ===============
Investments in securities, including repurchase
   agreements, at identified cost                     $ 1,716,968,139    $    11,668,123    $   178,604,382    $   155,950,470
                                                      ---------------    ---------------    ---------------    ---------------
Investments in foreign currency, at identified cost   $           188                 --                 --                 --
                                                      ===============    ===============    ===============    ===============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     MID CAP                          EQUITY          TACTICAL
                                                      VALUE            VALUE           INDEX         ALLOCATION
                                                      TRUST            TRUST           TRUST            TRUST
                                                  -------------    -------------   -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)    $  15,312,132    $ 310,378,327   $ 111,112,851    $  64,141,834
Repurchase agreements, at value                       2,120,000       23,450,000              --        1,158,000
Cash                                                        726          130,868              --              441
Receivables:
   Investments sold                                      12,468          394,046          41,070           29,004
   Variation margin for open futures contracts               --               --           2,350               --
   Dividends and interest                                 7,330          275,883          79,711           45,161
Other assets                                              4,618            5,247              40            1,134
                                                  -------------    -------------   -------------    -------------
   TOTAL ASSETS                                      17,457,274      334,634,371     111,236,022       65,375,574
                                                  -------------    -------------   -------------    -------------

LIABILITIES
Payables:
   Investments purchased                                     --               --         118,459        1,027,666
   Due to custodian                                          --               --          78,083               --
   Other payables and accrued expenses                       94           20,679          25,828            5,900
   Due to broker (securities lending)                        --        9,828,011       1,924,680               --
                                                  -------------    -------------   -------------    -------------
   TOTAL LIABILITIES                                         94        9,848,690       2,147,050        1,033,566
                                                  -------------    -------------   -------------    -------------
NET ASSETS                                        $  17,457,180    $ 324,785,681   $ 109,088,972    $  64,342,008
                                                  =============    =============   =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)        $      12,409    $   1,232,244   $     472,796    $      (3,162)
Accumulated undistributed net realized gain
   (loss) on investments and futures                     18,151        2,152,088          (4,980)      (3,212,449)
Unrealized appreciation (depreciation) on:
   Investments                                         (117,220)      24,258,957       1,067,512       (4,848,610)
   Futures contracts                                         --               --         (22,791)              --
Capital shares at par value of $.01                      13,838          193,673          73,388           59,696
Additional paid-in capital                           17,530,002      296,948,719     107,503,047       72,346,533
                                                  -------------    -------------   -------------    -------------
NET ASSETS                                        $  17,457,180    $ 324,785,681   $ 109,088,972    $  64,342,008
                                                  =============    =============   =============    =============
Capital shares outstanding                            1,383,770       19,367,291       7,338,789        5,969,637
                                                  -------------    -------------   -------------    -------------
Net asset value, offering price and redemption
   price per share                                $       12.62    $       16.77   $       14.86    $       10.78
                                                  =============    =============   =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                 $  17,549,352    $ 309,569,370   $ 110,045,339    $  70,148,444
                                                  =============    =============   =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    FUNDAMENTAL        GROWTH &        U.S. LARGE         EQUITY-
                                                       VALUE            INCOME          CAP VALUE          INCOME
                                                       TRUST             TRUST            TRUST            TRUST
                                                   -------------    --------------   --------------    --------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)     $  27,535,208    $2,589,385,497   $  430,087,910    $1,106,526,841
Repurchase agreements, at value                               --        22,500,000       24,342,000        18,123,000
Cash                                                       1,663               255          130,984               252
Receivables:
   Investments sold                                           --         1,964,804        1,079,397         7,833,191
   Dividends and interest                                 17,569         1,953,029          307,332         1,497,583
Other assets                                               2,239            59,834            7,677            35,136
                                                   -------------    --------------   --------------    --------------
   TOTAL ASSETS                                       27,556,679     2,615,863,419      455,955,300     1,134,016,003
                                                   -------------    --------------   --------------    --------------

LIABILITIES
Payables:
   Investments purchased                                      --         4,040,210          942,657         8,624,779
   Dividend and interest withholding tax                      12                --              348                --
   Other payables and accrued expenses                       359           310,657           72,567           115,174
   Due to broker (securities lending)                         --                --               --        27,528,045
                                                   -------------    --------------   --------------    --------------
   TOTAL LIABILITIES                                         371         4,350,867        1,015,572        36,267,998
                                                   -------------    --------------   --------------    --------------
NET ASSETS                                         $  27,556,308    $2,611,512,552   $  454,939,728    $1,097,748,005
                                                   =============    ==============   ==============    ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                $      19,543    $    5,487,014   $      830,775    $    7,585,674
Accumulated undistributed net realized gain
   (loss) on investments, foreign currency and
   forward foreign currency contracts                    (26,273)       47,752,545       (4,939,265)       13,001,607
Unrealized appreciation (depreciation) on:
   Investments                                          (555,474)      480,229,920       15,457,407        99,379,858
   Foreign currency and forward foreign currency
      contracts                                                1                --               --                --
Capital shares at par value of $.01                       22,457         1,041,410          350,495           715,872
Additional paid-in capital                            28,096,054     2,077,001,663      443,240,316       977,064,994
                                                   -------------    --------------   --------------    --------------
NET ASSETS                                         $  27,556,308    $2,611,512,552   $  454,939,728    $1,097,748,005
                                                   =============    ==============   ==============    ==============
Capital shares outstanding                             2,245,722       104,141,028       35,049,468        71,587,193
                                                   -------------    --------------   --------------    --------------
Net asset value, offering price and redemption
   price per share                                 $       12.27    $        25.08   $        12.98    $        15.33
                                                   =============    ==============   ==============    ==============
Investments in securities, including repurchase
   agreements, at identified cost                  $  28,090,682    $2,131,655,577   $  438,972,503    $1,025,269,983
                                                   =============    ==============   ==============    ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                        INCOME &                            HIGH           STRATEGIC
                                                          VALUE           BALANCED          YIELD            BOND
                                                          TRUST            TRUST            TRUST            TRUST
                                                      -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $ 594,059,589    $ 191,315,805    $ 299,133,189    $ 373,049,726
Repurchase agreements, at value                          21,338,000        4,256,000        9,739,000               --
Cash                                                            236              641          295,922          105,407
Foreign currency                                                 --               --               --               21
Receivables:
   Forward foreign currency contracts (Note 8)                   --               --          449,184          346,942
   Investments sold                                       5,015,206          549,025        2,945,813        1,919,223
   Variation margin for open futures contracts                   --               --          515,129               --
   Dividends and interest                                 2,317,624          901,769        7,415,064        4,348,696
   Foreign tax withholding reclaims                           2,563            7,989              921            4,908
Other assets                                                 15,060               --            4,987            6,962
                                                      -------------    -------------    -------------    -------------
   TOTAL ASSETS                                         622,748,278      197,031,229      320,499,209      379,781,885
                                                      -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)                   --               --           10,729           90,923
   Investments purchased                                  2,759,070          755,068        3,553,871       40,757,800
   Variation margin for open futures contracts                   --               --           38,000               --
   Dividend and interest withholding tax                        339               --            7,422               --
   Other payables and accrued expenses                       67,863           15,366           41,093           60,229
   Due to broker (securities lending)                    66,434,568        7,389,154       27,868,814       30,474,628
Deferred mortgage dollar roll income                             --               --               --           44,771
                                                      -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                     69,261,840        8,159,588       31,519,929       71,428,351
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 553,486,438    $ 188,871,641    $ 288,979,280    $ 308,353,534
                                                      =============    =============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income                   $   5,615,593    $   2,039,265    $  14,304,700    $  11,796,241
Accumulated undistributed net realized loss on
   investments, futures, foreign currency and
   forward foreign currency contracts                    (1,648,463)     (26,152,466)     (11,486,230)     (27,439,560)
Unrealized appreciation (depreciation) on:
   Investments                                           15,189,814       (6,555,496)     (73,434,472)     (17,440,933)
   Futures contracts                                             --               --           73,857               --
   Foreign currency and forward foreign currency
      contracts                                                (542)            (734)         432,453          242,679
Capital shares at par value of $.01                         543,500          132,315          283,279          297,522
Additional paid-in capital                              533,786,536      219,408,757      358,805,693      340,897,585
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $ 553,486,438    $ 188,871,641    $ 288,979,280    $ 308,353,534
                                                      =============    =============    =============    =============
Capital shares outstanding                               54,349,985       13,231,464       28,327,851       29,752,243
                                                      -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                    $       10.18    $       14.27    $       10.20    $       10.36
                                                      =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                     $ 600,207,775    $ 202,127,301    $ 382,306,661    $ 390,490,659
                                                      =============    =============    =============    =============
Investments in foreign currency, at identified cost              --               --               --    $          21
                                                      =============    =============    =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                          GLOBAL           TOTAL         INVESTMENT       DIVERSIFIED
                                                          BOND            RETURN        QUALITY BOND         BOND
                                                          TRUST            TRUST            TRUST            TRUST
                                                      -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $ 150,563,300    $ 679,220,906    $ 404,346,861    $ 252,660,655
Repurchase agreements, at value                             438,000       20,160,000        8,070,000       13,966,000
Cash                                                            696           78,405               --              176
Foreign currency                                          4,139,596        2,750,052               --               --
Receivables:
   Forward foreign currency contracts (Note 8)              471,875          547,707               --               --
   Investments sold                                           2,545        1,010,469           53,753        2,555,457
   Dividends and interest                                 1,808,136        3,928,323        6,162,017        2,792,375
   Interest on swap agreements                              325,699           16,249               --               --
   Foreign tax withholding reclaims                             858           88,621           14,656              382
Other assets                                                  2,449           13,582            7,107            4,839
                                                      -------------    -------------    -------------    -------------
   TOTAL ASSETS                                         157,753,154      707,814,314      418,654,394      271,979,884
                                                      -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)              830,770           89,622               --               --
   Investments purchased                                 58,147,621      200,144,261        4,984,071        2,741,419
   Interest on swap agreements                              418,548          419,259
   Variation margin for open futures contracts              126,125          306,836               --               --
   Dividend and interest withholding tax                      2,620               --            2,291               --
   Due to custodian                                              --               --        2,221,682               --
   Other payables and accrued expenses                       27,458           74,648           34,944           30,560
   Due to broker (securities lending)                            --               --       52,266,186       47,909,247
Interest rate swap contracts (Note 3)                     1,036,820        1,738,963               --               --
Written options outstanding, at value:
   (premiums received: $306,107 and $532,130 in
   the Global Bond and Total Return Trusts,
   respectively) (Note 3)                                   237,833          441,185               --               --
                                                      -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                     60,827,795      203,214,774       59,509,174       50,681,226
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $  96,925,359    $ 504,599,540    $ 359,145,220    $ 221,298,658
                                                      =============    =============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income                   $   2,517,836    $  11,737,389    $  10,461,821    $   6,438,964
Accumulated undistributed net realized loss on
   investments, futures, options, swaps, foreign
   currency and forward foreign currency
   contracts                                            (12,748,496)       2,662,520      (11,354,400)      (1,893,497)
Unrealized appreciation (depreciation) on:
   Investments                                           (2,829,098)       2,468,765       (6,236,905)        (797,278)
   Futures contracts                                        146,403         (507,731)              --               --
   Options                                                   68,274           90,945               --               --
   Interest rate swap agreements                         (1,036,820)      (1,738,963)              --               --
   Foreign currency and forward foreign currency
      contracts                                            (288,099)         410,842               --              (80)
Capital shares at par value of $.01                          88,904          386,319          313,798          217,866
Additional paid-in capital                              111,006,455      489,089,454      365,960,906      217,332,683
                                                      -------------    -------------    -------------    -------------
NET ASSETS                                            $  96,925,359    $ 504,599,540    $ 359,145,220    $ 221,298,658
                                                      =============    =============    =============    =============
Capital shares outstanding                                8,890,414       38,631,871       31,379,772       21,786,562
                                                      -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                    $       10.90    $       13.06    $       11.45    $       10.16
                                                      =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                     $ 153,830,398    $ 696,912,141    $ 418,653,766    $ 267,423,933
                                                      -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost   $   4,222,639    $   2,784,854               --               --
                                                      =============    =============    =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      U.S. GOVERNMENT         MONEY         SMALL CAP      INTERNATIONAL
                                                         SECURITIES          MARKET           INDEX            INDEX
                                                           TRUST              TRUST           TRUST            TRUST
                                                      ---------------    --------------   -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)        $   483,998,201    $1,074,075,266   $  48,653,525    $  54,459,229
Repurchase agreements, at value                            95,558,000        65,152,000       8,606,000        1,426,000
Cash                                                          523,110           378,571             423              989
Foreign currency                                                   --                --              --           68,865
Receivables:
   Investments sold                                                --                --          46,628           27,342
   Variation margin for open futures contracts                     --                --         404,000           38,679
   Dividends and interest                                   2,795,112            14,116          29,934           74,543
   Foreign tax withholding reclaims                                --                --              --           27,830
Other assets                                                    7,275            26,034             170            1,676
                                                      ---------------    --------------   -------------    -------------
   TOTAL ASSETS                                           582,881,698     1,139,645,987      57,740,680       56,125,153
                                                      ---------------    --------------   -------------    -------------

LIABILITIES
Payables:
   Investments purchased                                  144,548,104                --              --               --
   Variation margin for open futures contracts                 15,626                --              --              250
   Dividend and interest withholding tax                           --                --              --            8,270
   Other payables and accrued expenses                         51,267           112,047           6,049            9,043
   Dividends                                                       --           215,605              --               --
   Due to broker (securities lending)                              --                --       7,763,902        7,843,486
Deferred mortgage dollar roll income                          147,690                --              --               --
                                                      ---------------    --------------   -------------    -------------
   TOTAL LIABILITIES                                      144,762,687           327,652       7,769,951        7,861,049
                                                      ---------------    --------------   -------------    -------------
NET ASSETS                                            $   438,119,011    $1,139,318,335   $  49,970,729    $  48,264,104
                                                      ===============    ==============   =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income                   $    10,997,009                --   $     484,566    $     447,081
Accumulated undistributed net realized loss on
   investments, futures, foreign currency and
   forward foreign currency contracts                     (12,593,914)               --      (4,568,581)        (795,728)
Unrealized appreciation (depreciation) on:
   Investments                                                887,494                --       3,208,522      (12,788,155)
   Futures contracts                                           33,775                --          32,465          (24,044)
   Foreign currency and forward foreign currency
      contracts                                                    --                --              --           (2,474)
Capital shares at par value of $.01                           332,344    $    1,139,318          41,594           50,987
Additional paid-in capital                                438,462,303     1,138,179,017      50,772,163       61,376,437
                                                      ---------------    --------------   -------------    -------------
NET ASSETS                                            $   438,119,011    $1,139,318,335   $  49,970,729    $  48,264,104
                                                      ===============    ==============   =============    =============
Capital shares outstanding                                 33,234,394       113,931,819       4,159,391        5,098,745
                                                      ---------------    --------------   -------------    -------------
Net asset value, offering price and redemption
   price per share                                    $         13.18    $        10.00   $       12.01    $        9.47
                                                      ===============    ==============   =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                     $   578,668,707    $1,139,227,266   $  54,051,003    $  68,673,384
                                                      ---------------    --------------   -------------    -------------
Investments in foreign currency, at identified cost                --                --              --    $      69,040
                                                      ===============    ==============   =============    =============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                      LIFESTYLE
                                                     MID CAP        TOTAL STOCK          500          AGGRESSIVE
                                                      INDEX         MARKET INDEX        INDEX            1000
                                                      TRUST            TRUST            TRUST            TRUST
                                                  -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)    $  57,160,704    $  69,835,818    $ 718,387,500    $ 172,018,347
Repurchase agreements, at value                              --        6,484,000       12,723,000               --
Cash                                                         --              987              730            2,349
Receivables:
   Investments sold                                          --           12,973          288,938               --
   Variation margin for open futures contracts               --           49,225           48,175               --
   Dividends and interest                                26,324           48,652          533,633               --
   Foreign tax withholding reclaims                          --               56               --               --
   Due from adviser                                          --               --               --           14,901
Other assets                                                192            1,280           15,214            3,378
                                                  -------------    -------------    -------------    -------------
   TOTAL ASSETS                                      57,187,220       76,432,991      731,997,190      172,038,975
                                                  -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Investments purchased                                     --               --          778,909               --
   Variation margin for open futures contracts            3,125               --               --               --
   Dividend and interest withholding tax                     --               31               --               --
   Due to custodian                                      75,150               --               --               --
   Other payables and accrued expenses                    5,520            7,906           40,093           13,505
   Due to broker (securities lending)                11,217,311        8,361,588        4,075,364               --
                                                  -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                 11,301,106        8,369,525        4,894,366           13,505
                                                  -------------    -------------    -------------    -------------
NET ASSETS                                        $  45,886,114    $  68,063,466    $ 727,102,824    $ 172,025,470
                                                  =============    =============    =============    =============

Net assets consist of:
Undistributed net investment income (loss)        $     214,718    $     273,239    $   2,607,789    ($     58,659)
Accumulated undistributed net realized loss on
   investments and futures                             (506,500)        (193,998)      (4,579,131)     (18,837,093)
Unrealized appreciation (depreciation) on:
   Investments                                          868,100       (9,978,822)     (81,115,745)     (10,790,933)
   Futures contracts                                     (7,506)        (152,443)        (184,971)              --
Capital shares at par value of $.01                      34,946           65,045          693,125          156,137
Additional paid-in capital                           45,282,356       78,050,445      809,681,757      201,556,018
                                                  -------------    -------------    -------------    -------------
NET ASSETS                                        $  45,886,114    $  68,063,466    $ 727,102,824    $ 172,025,470
                                                  =============    =============    =============    =============
Capital shares outstanding                            3,494,646        6,504,470       69,312,458       15,613,713
                                                  -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                $       13.13    $       10.46    $       10.49    $       11.02
                                                  =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                 $  56,292,604    $  86,298,640    $ 812,226,245    $ 182,809,280
                                                  =============    =============    =============    =============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    LIFESTYLE        LIFESTYLE        LIFESTYLE        LIFESTYLE
                                                    GROWTH 820      BALANCED 640     MODERATE 460     CONSERVATIVE
                                                      TRUST            TRUST            TRUST          280 TRUST
                                                  -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)    $ 621,897,663    $ 622,270,847    $ 207,471,885    $ 127,636,760
Cash                                                        939            2,175              460              226
Receivables:
   Dividends and interest                                    --               --            3,926            4,830
   Due from adviser                                      15,528           15,848           14,137           18,212
Other assets                                             12,559           12,631            4,227            2,692
                                                  -------------    -------------    -------------    -------------
   TOTAL ASSETS                                     621,926,689      622,301,501      207,494,635      127,662,720
                                                  -------------    -------------    -------------    -------------

LIABILITIES
Payables:
   Dividends                                                 --               --            3,926            4,830
   Other payables and accrued expenses                   51,088           46,717           16,166           10,302
                                                  -------------    -------------    -------------    -------------
   TOTAL LIABILITIES                                     51,088           46,717           20,092           15,132
                                                  -------------    -------------    -------------    -------------
NET ASSETS                                        $ 621,875,601    $ 622,254,784    $ 207,474,543    $ 127,647,588
                                                  =============    =============    =============    =============

Net assets consist of:
Undistributed net investment loss                 $    (215,201)   $    (214,430)   $     (71,100)   $     (44,089)
Accumulated undistributed net realized loss on
   investments                                      (60,440,840)     (30,013,342)     (11,727,870)      (1,888,922)
Unrealized depreciation on investments              (29,930,222)     (30,986,519)      (3,602,507)        (910,026)
Capital shares at par value of $.01                     532,711          517,646          170,770          100,352
Additional paid-in capital                          711,929,153      682,951,429      222,705,250      130,390,273
                                                  -------------    -------------    -------------    -------------
NET ASSETS                                        $ 621,875,601    $ 622,254,784    $ 207,474,543    $ 127,647,588
                                                  =============    =============    =============    =============
Capital shares outstanding                           53,271,103       51,764,596       17,076,986       10,035,150
                                                  -------------    -------------    -------------    -------------
Net asset value, offering price and redemption
   price per share                                $       11.67    $       12.02    $       12.15    $       12.72
                                                  =============    =============    =============    =============
Investments in securities, including repurchase
   agreements, at identified cost                 $ 651,827,885    $ 653,257,366    $ 211,074,392    $ 128,546,786
                                                  =============    =============    =============    =============


   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                            Internet         Pacific Rim           Tele-            Science &
                                                          Technologies        Emerging         communications      Technology
                                                             Trust          Markets Trust         Trust *             Trust
                                                         -------------      -------------      -------------      -------------
Investment Income:
      Interest                                           $     136,719      $      92,358      $      17,369      $   1,719,124
      Dividends                                                  5,134            627,474              2,908            386,568
      Less: Foreign taxes withheld                                  --            (63,090)               (88)           (41,427)
                                                         -------------      -------------      -------------      -------------
      Total income                                             141,853            656,742             20,189          2,064,265
                                                         -------------      -------------      -------------      -------------

Expenses:
      Investment adviser fee (Note 6)                          274,546            321,539             23,316          5,777,356
      Custodian fee                                             34,234            117,694              4,776            129,338
      Fund administration fees (Note 6)                          1,358              3,855                202             58,438
      Printing and postage fees                                  1,602              2,877                193             42,772
      Audit and legal fees                                       1,629              2,851                193             42,952
      Registration and filing fees                                 567                930                 77             13,802
      Trustees fees and expenses (Note 7)                          401                685                 40             10,302
      Miscellaneous                                                766                713                 26             13,287
                                                         -------------      -------------      -------------      -------------
      Expenses before reimbursement by investment
         adviser                                               315,103            451,144             28,823          6,088,247
      Less reimbursement of expenses by investment
         adviser (Note 6)                                           --                 --                 --            (72,959)
                                                         -------------      -------------      -------------      -------------
      Total expenses                                           315,103            451,144             28,823          6,015,288
                                                         -------------      -------------      -------------      -------------
Net investment income (loss)                                  (173,250)           205,598             (8,634)        (3,951,023)
                                                         -------------      -------------      -------------      -------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized loss on:
      Investment transactions                              (25,182,639)        (5,116,045)          (171,968)      (372,560,707)
      Foreign currency and forward foreign currency
         contracts                                                  --           (104,361)            (1,823)           (15,826)
Change in unrealized appreciation (depreciation) on:

      Investments                                            9,308,595         (1,100,752)        (1,965,679)        25,491,681
      Translation of foreign currency and forward
         foreign currency contracts                                 --              8,545                  3              8,098
                                                         -------------      -------------      -------------      -------------
      Net loss on investments, foreign currency
         and forward foreign currency contracts            (15,874,044)        (6,312,613)        (2,139,467)      (347,076,754)
                                                         -------------      -------------      -------------      -------------

Net decrease in net assets resulting from operations     ($ 16,047,294)     ($  6,107,015)     ($  2,148,101)     ($351,027,777)
                                                         =============      =============      =============      =============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                         International        Health          Aggressive         Emerging
                                                           Small Cap         Sciences           Growth         Small Company
                                                             Trust            Trust *            Trust            Trust
                                                         ------------      ------------      ------------      ------------
Investment Income:
       Interest                                          $    203,179      $     13,111      $    501,485      $  1,329,342
       Dividends                                            2,344,169             2,761           171,704           920,320
       Less: Foreign taxes withheld                          (292,348)               --                --                --
                                                         ------------      ------------      ------------      ------------
       Total income                                         2,255,000            15,872           673,189         2,249,662
                                                         ------------      ------------      ------------      ------------

Expenses:
       Investment adviser fee (Note 6)                      1,189,819            16,192         1,806,621         2,607,981
       Custodian fee                                          395,445             4,709            69,021            77,711
       Fund administration fees (Note 6)                       11,858                42            16,839            24,572
       Printing and postage fees                                8,759                40            11,999            18,056
       Audit and legal fees                                     8,601                40            12,647            18,224
       Registration and filing fees                             2,753                14             3,970             5,762
       Trustees fees and expenses (Note 7)                      2,067                 8             3,046             4,397
       Miscellaneous                                            5,277             1,040             5,287             5,161
                                                         ------------      ------------      ------------      ------------
       Expenses before reimbursement by investment
          adviser                                           1,624,579            22,085         1,929,430         2,761,864
       Less reimbursement of expenses by investment
          adviser (Note 6)                                         --               (53)               --                --
                                                         ------------      ------------      ------------      ------------
       Total expenses                                       1,624,579            22,032         1,929,430         2,761,864
                                                         ------------      ------------      ------------      ------------
Net investment income (loss)                                  630,421            (6,160)       (1,256,241)         (512,202)
                                                         ------------      ------------      ------------      ------------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward
       foreign currency contracts:

Net realized gain (loss) on:

       Investment transactions                            (42,782,613)          139,431       (59,078,903)       (3,312,512)
       Foreign currency and forward foreign
          currency contracts                               (1,854,688)             (409)               --                14
Change in unrealized appreciation (depreciation) on:

       Investments                                         (8,576,710)          147,065          (804,608)      (93,212,755)
       Translation of foreign currency and forward
          foreign currency contracts                           (6,194)               (5)               --               (46)
                                                         ------------      ------------      ------------      ------------
       Net gain (loss) on investments, foreign
          currency  and forward foreign currency
          contracts                                       (53,220,205)          286,082       (59,883,511)      (96,525,299)
                                                         ------------      ------------      ------------      ------------

Net increase (decrease) in net assets resulting
   from operations                                       ($52,589,784)     $    279,922      ($61,139,752)     ($97,037,501)
                                                         ============      ============      ============      ============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                         Small Company       Dynamic           Mid Cap           Mid Cap
                                                            Blend            Growth            Growth          Opportunities
                                                            Trust             Trust            Trust *           Trust *
                                                         ------------      ------------      ------------      ------------
Investment Income:
       Interest                                          $    241,781      $    474,726      $     25,591      $     13,874
       Dividends                                              643,201            27,931             4,204            12,825
       Less: Foreign taxes withheld                              (429)               --              (102)              (10)
                                                         ------------      ------------      ------------      ------------
       Total income                                           884,553           502,657            29,693            26,689
                                                         ------------      ------------      ------------      ------------

Expenses:
       Investment adviser fee (Note 6)                        582,401           705,788            26,551            30,097
       Custodian fee                                           54,326            26,239             5,644             4,534
       Fund administration fees (Note 6)                        4,415             6,028               168                84
       Printing and postage fees                                3,200             4,158               161                80
       Audit and legal fees                                     3,276             4,571               161                80
       Registration and filing fees                             1,042             1,414                53                27
       Trustees fees and expenses (Note 7)                        821             1,105                33                17
       Miscellaneous                                              840             1,258                23                13
                                                         ------------      ------------      ------------      ------------
       Total expenses                                         650,321           750,561            32,794            34,932
                                                         ------------      ------------      ------------      ------------
Net investment income (loss)                                  234,232          (247,904)           (3,101)           (8,243)
                                                         ------------      ------------      ------------      ------------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward
       foreign currency contracts:

Net realized gain (loss) on:

       Investment transactions                             (8,695,396)      (80,929,348)          (28,458)           30,901
       Foreign currency and forward foreign
          currency contracts                                       (6)               --              (253)               --
Change in unrealized appreciation (depreciation) on:

       Investments                                         14,988,215        33,436,178          (512,814)         (359,580)
       Translation of foreign currency and forward
          foreign currency contracts                               --                --                 8                --
                                                         ------------      ------------      ------------      ------------
       Net gain (loss) on investments, foreign
          currency  and forward foreign currency
          contracts                                         6,292,813       (47,493,170)         (541,517)         (328,679)
                                                         ------------      ------------      ------------      ------------

Net increase (decrease) in net assets resulting
   from operations                                       $  6,527,045      ($47,741,074)     ($   544,618)     ($   336,922)
                                                         ============      ============      ============      ============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                            Mid Cap            All Cap           Financial
                                                             Stock             Growth            Services            Overseas
                                                             Trust              Trust             Trust *             Trust
                                                         -------------      -------------      -------------      -------------
Investment Income:
       Interest                                          $     207,363      $   1,281,626      $      12,079      $   2,643,101
       Dividends                                               237,901          1,334,672             10,839          4,074,249
       Less: Foreign taxes withheld                             (1,647)            (2,063)               (52)          (443,688)
                                                         -------------      -------------      -------------      -------------
       Total income                                            443,617          2,614,235             22,866          6,273,662
                                                         -------------      -------------      -------------      -------------

Expenses:
       Investment adviser fee (Note 6)                         555,561          3,672,772             10,627          2,249,980
       Custodian fee                                            27,033             92,651              2,923            317,050
       Fund administration fees (Note 6)                         4,948             39,055                 34             20,925
       Printing and postage fees                                 3,722             28,390                 32             15,516
       Audit and legal fees                                      3,707             28,678                 32             15,588
       Registration and filing fees                              1,115              9,259                 12              4,830
       Trustees fees and expenses (Note 7)                         910              7,239                  6              3,788
       Miscellaneous                                             5,416              7,654                320              6,551
                                                         -------------      -------------      -------------      -------------
       Total expenses                                          602,412          3,885,698             13,986          2,634,228
                                                         -------------      -------------      -------------      -------------
Net investment income (loss)                                  (158,795)        (1,271,463)             8,880          3,639,434
                                                         -------------      -------------      -------------      -------------

Realized and unrealized gain (loss) on investments,
  futures, options, foreign
       currency and forward foreign currency
         contracts:

Net realized gain (loss) on:

       Investment transactions                             (16,990,050)       (81,820,479)            12,897        (36,868,340)
       Futures and written options contracts                        --            333,597                 --           (187,597)
       Foreign currency and forward foreign currency
         contracts                                                  --                 --                 --            (38,355)
Change in unrealized appreciation (depreciation) on:

       Investments                                           4,646,878        (59,978,149)          (176,402)       (24,834,400)
       Futures contracts                                            --                 --                 --           (531,325)
       Translation of foreign currency and forward
         foreign currency contracts                                 --                 --                  6           (728,458)
                                                         -------------      -------------      -------------      -------------
       Net gain (loss) on investments, futures,
         foreign currency  and forward foreign
         currency contracts                                (12,343,172)      (141,465,031)          (163,499)       (63,188,475)
                                                         -------------      -------------      -------------      -------------

Net decrease in net assets resulting from operations     ($ 12,501,967)     ($142,736,494)     ($    154,619)     ($ 59,549,041)
                                                         =============      =============      =============      =============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                         International      International         Capital           Strategic
                                                             Stock              Value           Appreciation      Opportunities
                                                             Trust              Trust              Trust              Trust
                                                         -------------      -------------      -------------      -------------
Investment Income:
       Interest                                          $     359,397      $     229,753      $      25,542      $   1,268,466
       Dividends                                             3,113,762          2,912,557             49,066          6,048,170
       Less: Foreign taxes withheld                           (352,605)          (318,431)              (540)           (10,436)
                                                         -------------      -------------      -------------      -------------
       Total income                                          3,120,554          2,823,879             74,068          7,306,200
                                                         -------------      -------------      -------------      -------------

Expenses:
       Investment adviser fee (Note 6)                       1,482,033            826,101             67,729          5,812,670
       Custodian fee                                           245,588            122,412             29,426            168,939
       Fund administration fees (Note 6)                        12,642              6,280                301             65,663
       Printing and postage fees                                 9,064              4,495                184             49,003
       Audit and legal fees                                      9,154              4,500                206             48,713
       Registration and filing fees                              2,740              1,269                 81             15,523
       Trustees fees and expenses (Note 7)                       2,239              1,145                 54             11,735
       Miscellaneous                                             5,485              1,322                326             13,351
                                                         -------------      -------------      -------------      -------------
       Expenses before reimbursement by investment
         adviser                                             1,768,945            967,524             98,307          6,185,597
       Less reimbursement of expenses by investment
         adviser (Note 6)                                      (18,587)                --                 --                 --
                                                         -------------      -------------      -------------      -------------
       Total expenses                                        1,750,358            967,524             98,307          6,185,597
                                                         -------------      -------------      -------------      -------------
Net investment income (loss)                                 1,370,196          1,856,355            (24,239)         1,120,603
                                                         -------------      -------------      -------------      -------------

Realized and unrealized gain (loss) on investments,
  futures foreign currency and
       forward foreign currency contracts:

Net realized gain (loss) on:

       Investment transactions                              (5,033,233)        (5,831,256)        (1,799,260)      (117,036,426)
       Futures contracts                                            --                 --                 --           (871,219)
       Foreign currency and forward foreign
         currency contracts                                    (61,253)          (279,175)                --              5,186
Change in unrealized appreciation (depreciation) on:

       Investments                                         (42,347,732)        (5,715,746)          (297,228)        99,227,946
       Translation of foreign currency and forward
         foreign currency contracts                            (54,410)           (24,587)                --                 --
                                                         -------------      -------------      -------------      -------------
       Net loss on investments, foreign currency
         and forward foreign currency contracts            (47,496,628)       (11,850,764)        (2,096,488)       (18,674,513)
                                                         -------------      -------------      -------------      -------------

Net decrease in net assets resulting from operations     ($ 46,126,432)     ($  9,994,409)     ($  2,120,727)     ($ 17,553,910)
                                                         =============      =============      =============      =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                          Quantitative         Global            Strategic
                                                            Mid Cap            Equity             Growth             Growth
                                                            Trust *            Trust              Trust *             Trust
                                                         -------------      -------------      -------------      -------------
Investment Income:
       Interest                                          $      24,645      $     490,289      $      41,141      $     163,807
       Dividends                                               104,251          7,052,013             33,799          1,033,288
       Less: Foreign taxes withheld                             (1,103)          (524,820)               (92)                --
                                                         -------------      -------------      -------------      -------------
       Total income                                      $     127,793          7,017,482             74,848          1,197,095
                                                         -------------      -------------      -------------      -------------

Expenses:
       Investment adviser fee (Note 6)                         148,551          2,972,468             54,859          2,389,299
       Custodian fee                                             4,391            259,994              4,414             87,142
       Fund administration fees (Note 6)                         1,947             31,933                487             28,881
       Printing and postage fees                                 1,856             23,796                464             20,627
       Audit and legal fees                                      1,856             23,748                465             21,289
       Registration and filing fees                                594              7,577                150              6,500
       Trustees fees and expenses (Note 7)                         386              5,713                 97              5,112
       Miscellaneous                                               512             16,132                186              5,526
                                                         -------------      -------------      -------------      -------------
       Total expenses                                          160,093          3,341,361             61,122          2,564,376
                                                         -------------      -------------      -------------      -------------
Net investment income (loss)                                   (32,300)         3,676,121             13,726         (1,367,281)
                                                         -------------      -------------      -------------      -------------

Realized and unrealized gain (loss) on investments,
  foreign currency and forward
       foreign currency contracts:

Net realized gain (loss) on:

       Investment transactions                                (209,135)        19,727,616            129,723       (112,941,231)
       Foreign currency and forward foreign
         currency contracts                                         --          1,323,106                 86              1,203
Change in unrealized appreciation (depreciation) on:

       Investments                                          (4,188,077)       (77,177,281)        (1,365,884)        19,896,600
       Translation of foreign currency and forward
         foreign currency contracts                                 --           (182,961)                 9             (1,559)
                                                         -------------      -------------      -------------      -------------
       Net loss on investments, foreign currency
         and forward foreign currency contracts             (4,397,212)       (56,309,520)        (1,236,066)       (93,044,987)
                                                         -------------      -------------      -------------      -------------

Net decrease in net assets resulting from operations     ($  4,429,512)     ($ 52,633,399)     ($  1,222,340)     ($ 94,412,268)
                                                         =============      =============      =============      =============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                          Large Cap          All Cap           Capital         Quantitative
                                                           Growth             Value          Opportunities        Equity
                                                            Trust            Trust *           Trust *            Trust
                                                         ------------      ------------      ------------      ------------
Investment Income:
       Interest                                          $    528,841      $      6,429      $     12,784      $    449,352
       Dividends                                            2,487,362            19,617             6,532         2,048,500
       Less: Foreign taxes withheld                           (13,581)               --               (36)           (8,620)
                                                         ------------      ------------      ------------      ------------
       Total income                                         3,002,622            26,046            19,280         2,489,232
                                                         ------------      ------------      ------------      ------------

Expenses:
       Investment adviser fee (Note 6)                      2,259,388            11,547            10,909         1,955,655
       Custodian fee                                           95,574             4,076             5,888            62,679
       Fund administration fees (Note 6)                       24,101                84                84            25,841
       Printing and postage fees                               17,166      $         80                80            18,892
       Audit and legal fees                                    17,985                80                80            19,326
       Registration and filing fees                             5,730                27                27             6,030
       Trustees fees and expenses (Note 7)                      4,320                17                17             4,676
       Miscellaneous                                            4,968             1,046                13            17,173
                                                         ------------      ------------      ------------      ------------
       Expenses before reimbursement by investment
         adviser                                            2,429,232            16,957            17,098         2,110,272
       Less reimbursement of expenses by investment
         adviser (Note 6)                                          --                --              (127)               --
                                                         ------------      ------------      ------------      ------------
       Total expenses                                       2,429,232            16,957            16,971         2,110,272
                                                         ------------      ------------      ------------      ------------
Net investment income                                         573,390             9,089             2,309           378,960
                                                         ------------      ------------      ------------      ------------

Realized and unrealized gain (loss) on investments,
  foreign currency and forward
       foreign currency contracts:

Net realized gain (loss) on:

       Investment transactions                            (56,200,200)          (62,613)            7,736       (50,810,490)
       Foreign currency and forward foreign
         currency contracts                                     3,637                --              (341)               --
Change in unrealized appreciation (depreciation) on:

       Investments                                          4,806,050           (53,085)         (397,300)      (27,934,348)
       Translation of foreign currency and forward
         foreign currency contracts                               349                --                13                --
                                                         ------------      ------------      ------------      ------------
       Net loss on investments, foreign currency
         and forward foreign currency contracts           (51,390,164)         (115,698)         (389,892)      (78,744,838)
                                                         ------------      ------------      ------------      ------------

Net decrease in net assets resulting from operations     ($50,816,774)     ($   106,609)     ($   387,583)     ($78,365,878)
                                                         ============      ============      ============      ============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                      Small
                                                           Blue Chip                            Real Estate          Company
                                                            Growth            Utilities         Securities            Value
                                                             Trust             Trust *            Trust               Trust
                                                         -------------      -------------      -------------      -------------
Investment Income:
       Interest                                          $     851,408      $      15,331      $     112,872      $     101,221
       Dividends                                             7,180,091             15,848          5,999,798            949,841
       Less: Foreign taxes withheld                            (55,308)              (214)            (7,933)              (533)
                                                         -------------      -------------      -------------      -------------
       Total income                                          7,976,191             30,965          6,104,737          1,050,529
                                                         -------------      -------------      -------------      -------------

Expenses:
       Investment adviser fee (Note 6)                       7,944,632             11,124            869,109            662,268
       Custodian fee                                           161,762              5,575             31,953             76,944
       Fund administration fees (Note 6)                        86,082                 84             10,571              4,738
       Printing and postage fees                                63,316                 80              7,804              3,554
       Audit and legal fees                                     63,502                 80              7,925              3,560
       Registration and filing fees                             20,190                 27              2,422              1,059
       Trustees fees and expenses (Note 7)                      16,050                 17              1,933                879
       Miscellaneous                                            17,662                 28              4,708              1,561
                                                         -------------      -------------      -------------      -------------
       Expenses before reimbursement by investment
         adviser                                             8,373,196             17,015            936,425            754,563
       Less reimbursement of expenses by investment
         adviser (Note 6)                                     (120,478)                --                 --             (1,509)
                                                         -------------      -------------      -------------      -------------
       Total expenses                                        8,252,718             17,015            936,425            753,054
                                                         -------------      -------------      -------------      -------------
Net investment income (loss)                                  (276,527)            13,950          5,168,312            297,475
                                                         -------------      -------------      -------------      -------------

Realized and unrealized gain (loss) on investments,
  futures foreign currency and
       forward foreign currency contracts:

Net realized gain (loss) on:

       Investment transactions                              (4,106,552)             3,257         24,230,827         13,645,317
       Futures                                                      --                 --                 --             (3,144)
       Foreign currency and forward foreign currency
         contracts                                             (24,567)            (1,068)                --                 --
Change in unrealized appreciation (depreciation) on:

       Investments                                        (211,103,891)          (765,602)       (19,792,105)        (5,812,157)
       Translation of foreign currency and forward
         foreign currency contracts                                 (1)               277                 --                 --
                                                         -------------      -------------      -------------      -------------
       Net gain (loss) on investments, foreign
         currency and forward foreign currency
         contracts                                        (215,235,011)          (763,136)         4,438,722          7,830,016
                                                         -------------      -------------      -------------      -------------

Net increase (decrease) in net assets resulting from
  operations                                             ($215,511,538)         ($749,186)     $   9,607,034      $   8,127,491
                                                         =============      =============      =============      =============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                           Mid Cap                              Equity           Tactical
                                                            Value             Value             Index           Allocation
                                                           Trust *            Trust             Trust             Trust
                                                         ------------      ------------      ------------      ------------
Investment Income:
       Interest                                          $     10,715      $    388,583      $     30,018      $     26,093
       Dividends                                               17,869         1,927,968           658,784           328,096
       Less: Foreign taxes withheld                                --            (3,636)           (5,206)           (1,887)
                                                         ------------      ------------      ------------      ------------
       Total income                                            28,584      $  2,312,915           683,596           352,302
                                                         ------------      ------------      ------------      ------------

Expenses:
       Investment adviser fee (Note 6)                         13,169         1,017,630           135,655           242,478
       Custodian fee                                            2,873            34,524            51,247           102,356
       Fund administration fees (Note 6)                           38             9,179             5,174             2,218
       Printing and postage fees                                   32             6,761             3,815             1,604
       Audit and legal fees                                        33             6,958             3,848             1,651
       Registration and filing fees                                12             2,189             7,031               529
       Trustees fees and expenses (Note 7)                          9             1,674               931               414
       Miscellaneous                                                9             1,756             3,099             4,214
                                                         ------------      ------------      ------------      ------------
       Total expenses                                          16,175         1,080,671           210,800           355,464
                                                         ------------      ------------      ------------      ------------
Net investment income (loss)                             $     12,409      $  1,232,244           472,796            (3,162)
                                                         ------------      ------------      ------------      ------------

Realized and unrealized gain (loss) on investments and futures:

Net realized gain (loss) on:

       Investment transactions                                 18,151         4,708,150           293,178        (2,283,485)
       Futures contracts                                           --                --            34,401                --
Change in unrealized appreciation (depreciation) on:

       Investments                                           (117,220)        4,782,967        (8,752,553)       (2,603,251)
       Futures contracts                                           --                --           (18,783)               --
                                                         ------------      ------------      ------------      ------------
       Net gain (loss) on investments and futures             (99,069)        9,491,117        (8,443,757)       (4,886,736)
                                                         ------------      ------------      ------------      ------------

Net increase (decrease) in net assets resulting from
  operations                                                 ($86,660)     $ 10,723,361      ($ 7,970,961)     ($ 4,889,898)
                                                         ============      ============      ============      ============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                          Fundamental         Growth &           U.S. Large          Equity-
                                                             Value             Income            Cap Value           Income
                                                            Trust *             Trust              Trust              Trust
                                                         -------------      -------------      -------------      -------------
Investment Income:
       Interest                                          $      23,735      $     573,833      $     580,314      $   1,116,996
       Dividends                                                26,952         15,724,590          2,357,767         11,105,571
       Less: Foreign taxes withheld                                (12)           (81,183)           (41,462)           (54,097)
                                                         -------------      -------------      -------------      -------------
       Total income                                             50,675         16,217,240          2,896,619         12,168,470
                                                         -------------      -------------      -------------      -------------

Expenses:
       Investment adviser fee (Note 6)                          26,373         10,134,721          1,953,992          4,426,192
       Custodian fee                                             4,392            186,586             58,671             86,444
       Fund administration fees (Note 6)                           103            130,850             17,079             43,261
       Printing and postage fees                                    98             97,987             12,578             32,156
       Audit and legal fees                                         98             97,108             12,879             32,384
       Registration and filing fees                                 33             31,288              3,773             10,207
       Trustees fees and expenses (Note 7)                          21             23,387              3,186              7,817
       Miscellaneous                                                14             28,299              3,686              8,175
                                                         -------------      -------------      -------------      -------------
       Expenses before reimbursement by investment
         adviser                                                31,132         10,730,226          2,065,844          4,646,636
       Less reimbursement of expenses by investment
         adviser (Note 6)                                           --                 --                 --            (63,840)
                                                         -------------      -------------      -------------      -------------
       Total expenses                                           31,132         10,730,226          2,065,844          4,582,796
                                                         -------------      -------------      -------------      -------------
Net investment income                                           19,543          5,487,014            830,775          7,585,674
                                                         -------------      -------------      -------------      -------------

Realized and unrealized gain (loss) on investments,
  foreign currency and forward
       foreign currency contracts:

Net realized gain (loss) on:

       Investment transactions                                 (26,273)        47,752,545         (3,219,613)        15,545,704
       Foreign currency and forward foreign currency
         contracts                                                  --                 --                (14)                --
Change in unrealized appreciation (depreciation) on:

       Investments                                            (555,474)      (256,063,975)         5,458,982          3,936,279
       Translation of foreign currency and forward
         foreign currency contracts                                  1                 --               (162)                --
                                                         -------------      -------------      -------------      -------------
       Net gain (loss) on investments, foreign
         currency and forward foreign currency
         contracts                                            (581,746)      (208,311,430)         2,239,193         19,481,983
                                                         -------------      -------------      -------------      -------------

Net increase (decrease) in net assets resulting from
  operations                                                 ($562,203)     ($202,824,416)     $   3,069,968      $  27,067,657
                                                         =============      =============      =============      =============

* For the period April 30, 2001 (commencement of operations) to June 30, 2001

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                           Income &                             High            Strategic
                                                            Value            Balanced           Yield             Bond
                                                            Trust             Trust             Trust             Trust
                                                         ------------      ------------      ------------      ------------
Investment Income:
       Interest                                          $  5,871,284      $  2,440,797      $ 14,798,079      $ 12,153,122
       Mortgage dollar rolls                                       --                --                --           319,503
       Dividends                                            2,108,893           418,371           215,244                --
       Less: Foreign taxes withheld                           (31,567)           (3,756)           (3,627)               --
                                                         ------------      ------------      ------------      ------------
       Total income                                         7,948,610         2,855,412        15,009,696        12,472,625
                                                         ------------      ------------      ------------      ------------

Expenses:
       Investment adviser fee (Note 6)                      2,174,100           749,199         1,063,518         1,250,993
       Custodian fee                                           80,016            35,268            48,258            81,496
       Fund administration fees (Note 6)                       25,366             9,460            10,502            14,531
       Printing and postage fees                               18,922             7,060             7,954            10,945
       Audit and legal fees                                    18,869             7,017             7,849            10,831
       Registration and filing fees                             6,017             2,245             2,324             3,347
       Trustees fees and expenses (Note 7)                      4,541             1,688             1,944             2,640
       Miscellaneous                                            5,186             4,211             2,241             4,246
                                                         ------------      ------------      ------------      ------------
       Total expenses                                       2,333,017           816,148         1,144,590         1,379,029
                                                         ------------      ------------      ------------      ------------
Net investment income                                       5,615,593         2,039,264        13,865,106        11,093,596
                                                         ------------      ------------      ------------      ------------

Realized and unrealized gain (loss) on investments, futures foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

       Investment transactions                               (827,206)      (18,667,220)       (3,216,293)         (480,635)
       Futures and written options contracts                       --                --           359,081                --
       Foreign currency and forward foreign currency
         contracts                                                818           (50,763)         (241,678)       (1,481,672)
Change in unrealized appreciation (depreciation) on:

       Investments                                          3,274,021         5,243,327       (19,845,815)       (1,487,205)
       Futures contracts                                           --                --          (186,876)               --
       Translation of foreign currency and forward
         foreign currency contracts                              (683)           14,232           856,013           941,379
                                                         ------------      ------------      ------------      ------------
       Net gain (loss) on investments, futures,
         foreign currency and forward foreign
         currency contracts                                 2,446,950       (13,460,424)      (22,275,568)       (2,508,133)
                                                         ------------      ------------      ------------      ------------

Net increase (decrease) in net assets resulting from
  operations                                             $  8,062,543      ($11,421,160)     ($ 8,410,462)     $  8,585,463
                                                         ============      ============      ============      ============

    The accompanying notes are an integral part of the financial statements.
                                       26

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                          GLOBAL          TOTAL       INVESTMENT     DIVERSIFIED
                                                                          BOND           RETURN      QUALITY BOND       BOND
                                                                          TRUST           TRUST         TRUST          TRUST
                                                                       ------------   ------------   ------------   ------------
Investment Income:
       Interest                                                        $  2,333,439   $ 13,392,434   $ 11,610,869   $  7,337,560
       Dividends                                                              9,751              -          6,576            499
       Less: Foreign taxes withheld                                          (1,006)             -           (526)             -
                                                                       ------------   ------------   ------------   ------------
       Total income                                                       2,342,184     13,392,434     11,616,919      7,338,059
                                                                       ------------   ------------   ------------   ------------
Expenses:
       Investment adviser fee (Note 6)                                      418,965      1,716,717      1,021,490        831,178
       Custodian fee                                                         92,567        100,877         91,719         37,856
       Fund administration fees (Note 6)                                      5,138         14,839         13,208          9,396
       Printing and postage fees                                              3,849         11,218          9,810          7,044
       Audit and legal fees                                                   3,818         11,193          9,909          7,038
       Registration and filing fees                                           1,218          3,143          3,152          2,173
       Trustees fees and expenses (Note 7)                                      920          2,813          2,384          1,713
       Miscellaneous                                                          7,319         10,892          3,426          2,697
                                                                       ------------   ------------   ------------   ------------
       Total expenses                                                       533,794      1,871,692      1,155,098        899,095
                                                                       ------------   ------------   ------------   ------------
Net investment income                                                     1,808,390     11,520,742     10,461,821      6,438,964
                                                                       ------------   ------------   ------------   ------------
Realized and unrealized gain (loss) on investments, futures
       foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
       Investment transactions                                            1,974,327     10,128,482       (303,714)     2,264,690
       Interest rate swaps                                                 (110,983)    (3,043,475)             -              -
       Futures and written options contracts                                400,644     (4,380,793)             -              -
       Foreign currency and forward foreign currency contracts           (3,605,810)    (1,628,846)             -              -
Change in unrealized appreciation (depreciation) on:
       Investments                                                       (7,137,868)    (5,904,258)       299,202     (2,973,329)
       Futures contracts                                                     13,234      1,333,240              -              -
       Written options contracts                                             64,256         89,288              -              -
       Interest rate swaps                                                 (605,995)       179,225              -              -
       Translation of foreign currency and forward foreign currency
       contracts                                                          2,222,729        637,580              -           (100)
                                                                       ------------   ------------   ------------   ------------
       Net loss on investments, futures, foreign currency and forward
       foreign currency contracts                                        (6,785,466)    (2,589,557)        (4,512)      (708,739)
                                                                       ------------   ------------   ------------   ------------
 Net increase (decrease) in net assets resulting from operations        ($4,977,076)  $  8,931,185   $ 10,457,309   $  5,730,225
                                                                       ============   ============   ============   ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                     U.S. GOVERNMENT      MONEY       SMALL CAP      INTERNATIONAL
                                                                        SECURITIES        MARKET        INDEX            INDEX
                                                                          TRUST           TRUST         TRUST            TRUST
                                                                     ---------------   ------------  ------------    -------------
Investment Income:
       Interest                                                         $ 11,593,740   $ 27,357,623  $    427,825     $     76,232
       Mortgage dollar rolls                                                 762,503              -             -                -
       Dividends                                                                   -              -       177,127          601,368
       Less: Foreign taxes withheld                                                -              -          (114)         (68,073)
                                                                        ------------   ------------  ------------     ------------
       Total income                                                       12,356,243     27,357,623       604,838          609,527
                                                                        ------------   ------------  ------------     ------------
Expenses:
       Investment adviser fee (Note 6)                                     1,223,429      2,708,378       105,239          130,890
       Custodian fee                                                          71,215         78,512        10,092           11,947
       Fund administration fees (Note 6)                                      14,394         42,837         1,644            2,178
       Printing and postage fees                                               9,617         32,128         1,197            1,597
       Audit and legal fees                                                   10,780         32,332         1,235            1,628
       Registration and filing fees                                            3,299         10,192           392              518
       Trustees fees and expenses (Note 7)                                     2,633          7,799           298              391
       Miscellaneous                                                           4,954          5,781           295              482
                                                                        ------------   ------------  ------------     ------------
       Expenses before reimbursement by investment adviser                 1,340,321      2,917,959       120,392          149,631
       Less reimbursement of expenses by investment adviser(Note 6)                -              -          (119)          (6,748)
                                                                        ------------   ------------  ------------     ------------
       Total expenses                                                      1,340,321      2,917,959       120,273          142,883
                                                                        ------------   ------------  ------------     ------------
Net investment income                                                     11,015,922     24,439,664       484,565          466,644
                                                                        ------------   ------------  ------------     ------------
Realized and unrealized gain (loss) on investments, futures
       foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
       Investment transactions                                             2,622,375              -       103,787          (97,241)
       Futures contracts                                                      (4,330)             -       504,866         (297,933)
       Foreign currency and forward foreign currency contracts                     -              -             -           15,340
Change in unrealized appreciation (depreciation) on:
       Investments                                                        (3,845,459)             -     1,835,288       (7,619,456)
       Futures contracts                                                      33,775              -      (369,252)         (35,005)
       Translation of foreign currency and forward foreign currency
       contracts                                                                   -              -             -           (3,828)
                                                                        ------------   ------------  ------------     ------------
       Net gain (loss) on investments, futures, foreign currency
       and forward foreign currency contracts                             (1,193,639)             -     2,074,689       (8,038,123)
                                                                        ------------   ------------  ------------     ------------
Net increase (decrease) in net assets resulting from operations         $  9,822,283   $ 24,439,664  $  2,559,254     $( 7,571,479)
                                                                        ============   ============  ============     ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                          MID CAP     TOTAL STOCK        500           LIFESTYLE
                                                                           INDEX      MARKET INDEX      INDEX       AGGRESSIVE 1000
                                                                           TRUST         TRUST          TRUST            TRUST
                                                                       ------------   ------------   ------------   ---------------
Investment Income:
       Interest                                                        $    104,014   $    106,219   $    421,527                 -
       Dividends                                                            225,018        342,440      4,120,580                 -
       Income distributions received                                              -              -              -      $  6,947,938
       Less: Foreign taxes withheld                                               -           (145)       (23,107)                -
                                                                       ------------   ------------   ------------      ------------
       Total income                                                         329,032        448,514      4,519,000         6,947,938
                                                                       ------------   ------------   ------------      ------------

Expenses:
       Investment adviser fee (Note 6)                                       98,953        157,279      1,799,008            51,504
       Custodian fee                                                         10,093         10,093         30,090                 -
       Fund administration fees (Note 6)                                      1,472          2,574         26,915             6,683
       Printing and postage fees                                              1,048          1,869         19,066             4,845
       Audit and legal fees                                                   1,117          1,934         21,037             5,026
       Registration and filing fees                                             353            614          6,755             1,590
       Trustees fees and expenses (Note 7)                                      269            464          5,006             1,206
       Miscellaneous                                                          1,009            448          3,335               837
                                                                       ------------   ------------   ------------      ------------
       Expenses before reimbursement by investment adviser                  114,314        175,275      1,911,212            71,691
       Less reimbursement of expenses by investment adviser (Note 6)              -              -              -           (13,032)
                                                                       ------------   ------------   ------------      ------------
       Total expenses                                                       114,314        175,275      1,911,212            58,659
                                                                       ------------   ------------   ------------      ------------
Net investment income                                                       214,718        273,239      2,607,788         6,889,279
                                                                       ------------   ------------   ------------      ------------

Realized and unrealized gain (loss) on investments, futures
       foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
       Investment transactions                                             (141,981)       (42,809)      (326,111)      (14,624,870)
       Futures and written options contracts                               (241,382)      (137,600)    (2,260,213)                -
Capital gain distributions received                                               -              -              -         6,343,669
Change in unrealized appreciation (depreciation) on:
       Investments                                                          408,528     (3,769,616)   (50,480,612)       (5,041,043)
       Futures contracts                                                     50,821        (88,017)       654,659                 -
                                                                       ------------   ------------   ------------      ------------
       Net gain (loss) on investments, futures, foreign currency and
       forward foreign currency contracts                                    75,986     (4,038,042)   (52,412,277)      (13,322,244)
                                                                       ------------   ------------   ------------      ------------

Net increase (decrease) in net assets resulting from operations        $    290,704   $( 3,764,803)   (49,804,489)     $ (6,432,965)
                                                                       ============   ============   ============      ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                        LIFESTYLE     LIFESTYLE      LIFESTYLE        LIFESTYLE
                                                                       GROWTH 820    BALANCED 640   MODERATE 460   CONSERVATIVE 280
                                                                          TRUST         TRUST          TRUST            TRUST
                                                                      ------------   ------------   ------------   ----------------
Investment Income:
       Income distributions received                                  $ 30,512,430   $ 32,235,068   $ 10,780,023      $  5,200,101
                                                                      ------------   ------------   ------------      ------------
       Total income                                                     30,512,430     32,235,068     10,780,023         5,200,101
                                                                      ------------   ------------   ------------      ------------
Expenses:
       Investment adviser fee (Note 6)                                     155,864        155,351         59,797            41,789
       Fund administration fees (Note 6)                                    24,653         24,737          8,335             4,954
       Printing and postage fees                                            18,165         18,117          6,150             3,668
       Audit and legal fees                                                 18,638         18,568          6,241             3,722
       Registration and filing fees                                          5,910          5,889          1,984             1,181
       Trustees fees and expenses (Note 7)                                   4,481          4,464          1,500               896
       Miscellaneous                                                         3,129          3,099          1,059               648
                                                                      ------------   ------------   ------------      ------------
       Expenses before reimbursement by investment adviser                 230,840        230,225         85,066            56,858
       Less reimbursement of expenses by investment adviser (Note 6)       (15,639)       (15,795)       (13,966)          (12,769)
                                                                      ------------   ------------   ------------      ------------
       Total expenses                                                      215,201        214,430         71,100            44,089
                                                                      ------------   ------------   ------------      ------------
Net investment income                                                   30,297,229     32,020,638     10,708,923         5,156,012
                                                                      ------------   ------------   ------------      ------------
Realized and unrealized loss on investments:
Net realized loss on investment transactions                           (46,350,392)   (20,344,165)    (7,148,416)         (551,338)
Capital gain distributions received                                     21,977,604     16,505,833      4,263,539           358,572
Change in unrealized depreciation on investments                       (16,114,375)   (29,172,937)    (5,114,251)       (3,155,980)
                                                                      ------------   ------------   ------------      ------------
       Net loss on investments                                         (40,487,163)   (33,011,269)    (7,999,128)       (3,348,746)
                                                                      ------------   ------------   ------------      ------------
Net increase (decrease) in net assets resulting from operations       $(10,189,934)  $   (990,631)  $  2,709,795      $  1,807,266
                                                                      ============   ============   ============      ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 INTERNET                      PACIFIC RIM                 TELE-
                                                               TECHNOLOGIES                  EMERGING MARKETS         COMMUNICATIONS
                                                                  TRUST                           TRUST                   TRUST
                                                      -----------------------------   -----------------------------   --------------
                                                        SIX MONTHS                      SIX MONTHS                      4/30/2001*
                                                          ENDED        5/1/2000*          ENDED           YEAR              TO
                                                        6/30/2001         TO            6/30/2001         ENDED         6/30/2001
                                                       (UNAUDITED)    12/31/2000       (UNAUDITED)      12/31/2000     (UNAUDITED)
                                                      -------------   -------------   -------------   -------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                          $    (173,250)  $    (200,016)  $     205,598   $     589,005   $      (8,634)
Net realized gain (loss) on:
       Investment transactions                          (25,182,639)     (5,615,905)     (5,116,045)      6,031,370        (171,968)
       Foreign currency and forward foreign currency
       contracts                                                  -               -        (104,361)        125,896          (1,823)
Change in unrealized appreciation (depreciation) on:
       Investments                                        9,308,595     (30,537,590)     (1,100,752)    (30,788,978)     (1,965,679)
       Foreign currency and forward foreign currency
       contracts                                                  -               -           8,545         (44,128)              3
                                                      -------------   -------------   -------------   -------------   -------------
Net decrease in net assets resulting from operations    (16,047,294)    (36,353,511)     (6,107,015)    (24,086,835)     (2,148,101)
Distribution to shareholders from:
       Net investment income                                      -               -        (273,042)       (349,336)              -
                                                      -------------   -------------   -------------   -------------   -------------
       Total distributions                                        -               -        (273,042)       (349,336)              -
Capital Shares Transactions # :
       Net proceeds from sales of shares                 14,738,821      98,782,917     130,779,760     278,504,552      14,799,441
       Reinvestment of distributions                              -               -         273,042         349,336               -
       Cost of shares redeemed                           (3,655,537)     (9,115,330)   (131,945,346)   (265,800,555)        (90,878)
                                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets from capital share
       transactions                                      11,083,284      89,667,587        (892,544)     13,053,333      14,708,563
                                                      -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                        (4,964,010)     53,314,076      (7,272,601)    (11,382,838)     12,560,462
Net assets at beginning of period                        53,314,076               -      83,370,167      94,753,005               -
                                                      -------------   -------------   -------------   -------------   -------------
Net assets at end of period                           $  48,350,066   $  53,314,076   $  76,097,566   $  83,370,167   $  12,560,462
                                                      =============   =============   =============   =============   =============

#  Capital Shares Issued and Redeemed:
       Shares sold                                        2,470,882       8,538,887      16,926,129      29,195,716       1,198,874
       Reinvestment of distributions                              -               -          38,457          33,365               -
       Shares redeemed                                     (695,629)       (955,669)    (16,849,101)    (27,771,311)         (8,927)
                                                      -------------   -------------   -------------   -------------   -------------
    Net increase                                          1,775,253       7,583,218         115,485       1,457,770       1,189,947
                                                      =============   =============   =============   =============   =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                          SCIENCE &                        INTERNATIONAL                HEALTH
                                                         TECHNOLOGY                          SMALL CAP                 SCIENCES
                                                           TRUST                               TRUST                     TRUST
                                             ---------------------------------   ---------------------------------  ---------------
                                                SIX MONTHS                         SIX MONTHS                          4/30/2001*
                                                  ENDED             YEAR              ENDED              YEAR              TO
                                                6/30/2001           ENDED           6/30/2001            ENDED         6/30/2001
                                               (UNAUDITED)        12/31/2000       (UNAUDITED)         12/31/2000      (UNAUDITED)
                                             ---------------   ---------------   ---------------   ---------------  ---------------
Increase (decrease) in net assets:
Operations:
Net investment gain (loss)                   $    (3,951,023)  $   (11,206,075)  $       630,421   $    (2,083,362) $        (6,160)
Net realized gain (loss) on:
       Investment transactions                  (372,560,707)       14,942,384       (42,782,613)      (51,301,139)         139,431
       Foreign currency and forward foreign
       currency contracts                            (15,826)         (445,548)       (1,854,688)       (3,021,848)            (409)
Change in unrealized appreciation
  (depreciation) on:
       Investments                                25,491,681      (642,458,134)       (8,576,710)      (61,573,091)         147,065
       Foreign currency and forward foreign
       currency contracts                              8,098            (6,826)           (6,194)           34,762               (5)
                                             ---------------   ---------------   ---------------   ---------------  ---------------
Net increase (decrease) in net assets
       resulting from operations                (351,027,777)     (639,174,199)      (52,589,784)     (117,944,678)         279,922
Distribution to shareholders from:
       Net realized gains on investments
        and foreign currency transactions        (49,029,735)      (38,952,644)                -       (62,632,809)               -
                                             ---------------   ---------------   ---------------   ---------------  ---------------
       Total distributions                       (49,029,735)      (38,952,644)                -       (62,632,809)               -
Capital Shares Transactions # :
       Net proceeds from sales of shares         115,657,706       831,898,443       103,930,386       574,345,070       18,670,878
       Reinvestment of distributions              49,029,735        38,952,644                 -        62,632,809                -
       Cost of shares redeemed                   (90,345,759)      (74,996,869)     (119,501,209)     (438,955,474)      (5,107,000)
                                             ---------------   ---------------   ---------------   ---------------  ---------------
Increase (decrease) in net assets from
       capital share transactions                 74,341,682       795,854,218       (15,570,823)      198,022,405       13,563,878
                                             ---------------   ---------------   ---------------   ---------------  ---------------
Increase (decrease) in net assets               (325,715,830)      117,727,375       (68,160,607)       17,444,918       13,843,800
Net assets at beginning of period              1,262,181,440     1,144,454,065       257,405,592       239,960,674                -
                                             ---------------   ---------------   ---------------   ---------------  ---------------
Net assets at end of period                  $   936,465,610   $ 1,262,181,440   $   189,244,985   $   257,405,592  $    13,843,800
                                             ===============   ===============   ===============   ===============  ===============

#  Capital Shares Issued and Redeemed:
       Shares sold                                 6,022,251        24,028,473         7,240,607        24,509,131        1,415,186
       Reinvestment of distributions               3,433,455         1,111,345                 -         2,564,816                -
       Shares redeemed                            (4,976,065)       (2,474,126)       (8,245,762)      (19,896,702)        (389,343)
                                             ---------------   ---------------   ---------------   ---------------  ---------------
    Net increase (decrease)                        4,479,641        22,665,692        (1,005,155)        7,177,245        1,025,843
                                             ===============   ===============   ===============   ===============  ===============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   EMERGING                     SMALL COMPANY
                                              AGGRESSIVE GROWTH                  SMALL COMPANY                      BLEND
                                                    TRUST                            TRUST                          TRUST
                                         ---------------------------      --------------------------     --------------------------
                                         SIX MONTHS                       SIX MONTHS                     SIX MONTHS
                                            ENDED           YEAR             ENDED           YEAR           ENDED          YEAR
                                          6/30/2001         ENDED          6/30/2001         ENDED        6/30/2001        ENDED
                                         (UNAUDITED)      12/31/2000      (UNAUDITED)     12/31/2000     (UNAUDITED)     12/31/2000
                                         -----------      ----------      -----------     ----------     -----------     ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $  (1,256,241)  $  (1,926,462)  $    (512,202)  $    (261,724)  $     234,232   $     (7,855)
Net realized gain (loss) on:
    Investment transactions              (59,078,903)     (4,968,236)     (3,312,512)     18,631,628      (8,695,396)     6,874,622
    Foreign currency and forward
      foreign currency contracts                  --              --              14              --              (6)            --
Change in unrealized appreciation
  (depreciation) on:
    Investments                             (804,608)    (28,429,808)    (93,212,755)    (60,108,199)     14,988,215    (33,134,505)
    Foreign currency and forward
      foreign currency contracts                  --              --             (46)             46              --             --
                                       -------------   -------------   -------------   -------------   -------------   ------------
Net increase (decrease) in net assets
  resulting from operations              (61,139,752)    (35,324,506)    (97,037,501)    (41,738,249)      6,527,045    (26,267,738)
Distribution to shareholders from:
    Net realized gain on investments
      and foreign currency
      transactions                                --              --     (18,772,975)    (54,991,310)       (542,014)    (9,783,760)
                                       -------------   -------------   -------------   -------------   -------------   ------------
    Total distributions                           --              --     (18,772,975)    (54,991,310)       (542,014)    (9,783,760)
Capital Shares Transactions # :
    Net proceeds from sales of shares     69,322,359     382,242,262      70,843,399     266,697,559      70,189,324     88,118,576
    Reinvestment of distributions                 --              --      18,772,975      54,991,310         542,014      9,783,760
    Cost of shares redeemed              (67,603,667)    (65,777,456)    (65,619,027)   (104,639,819)    (23,487,725)   (20,241,850)
                                       -------------   -------------   -------------   -------------   -------------   ------------
Increase in net assets from capital
  share transactions                       1,718,692     316,464,806      23,997,347     217,049,050      47,243,613     77,660,486
                                       -------------   -------------   -------------   -------------   -------------   ------------
Increase (decrease) in net assets        (59,421,060)    281,140,300     (91,813,129)    120,319,491      53,228,644     41,608,988
Net assets at beginning of period        416,643,241     135,502,941     573,471,439     453,151,948      95,123,248     53,514,260
                                       -------------   -------------   -------------   -------------   -------------   ------------
Net assets at end of period            $ 357,222,181   $ 416,643,241   $ 481,658,310   $ 573,471,439     148,351,892   $ 95,123,248
                                       =============   =============   =============   =============   =============   ============


# Capital Shares Issued and Redeemed:
    Shares sold                            4,460,575      18,836,730       2,318,851       6,393,582       6,249,389      5,469,719
    Reinvestment of distributions                 --              --         745,847       1,425,384          55,878        866,833
    Shares redeemed                       (4,472,425)     (3,326,474)     (2,194,594)     (2,565,285)     (2,018,346)    (1,320,233)
                                       -------------   -------------   -------------   -------------   -------------   ------------
    Net increase (decrease)                  (11,850)     15,510,256         870,104       5,253,681       4,286,921      5,016,319
                                       =============   =============   =============   =============   =============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                              DYNAMIC                    MID CAP          MID CAP
                                                                              GROWTH                     GROWTH        OPPORTUNITIES
                                                                               TRUST                      TRUST            TRUST
                                                                  --------------------------------     -----------     -------------
                                                                     SIX MONTHS                         4/30/2001*      4/30/2001*
                                                                       ENDED           5/1/2000*           TO               TO
                                                                     6/30/2001            TO            6/30/2001        6/30/2001
                                                                    (UNAUDITED)       12/31/2000       (UNAUDITED)      (UNAUDITED)
                                                                  --------------------------------     -----------     -------------
Increase in net assets:
Operations:
Net investment income (loss)                                      $    (247,904)    $     231,237     $     (3,101)    $     (8,243)
Net realized gain (loss) on:
    Investment transactions                                         (80,929,348)      (13,378,389)         (28,458)          30,901
    Foreign currency and forward foreign currency contracts                  --                --             (253)              --
Change in unrealized appreciation (depreciation) on:
    Investments                                                      33,436,178       (42,286,936)        (512,814)        (359,580)
    Foreign currency and forward foreign currency contracts                  --                --                8               --
                                                                  -------------     -------------     ------------     ------------
Net increase (decrease) in net assets resulting from operations     (47,741,074)      (55,434,088)        (544,618)        (336,922)
Distribution to shareholders from:
    Net investment income                                              (231,237)               --               --               --
                                                                  -------------     -------------     ------------     ------------
    Total distributions                                                (231,237)               --               --               --
Capital Shares Transactions # :
    Net proceeds from sales of shares                                67,574,956       203,817,019       19,776,791       21,558,125
    Reinvestment of distributions                                       231,237                --               --               --
    Cost of shares redeemed                                         (14,874,998)      (12,625,364)         (73,933)      (1,280,724)
                                                                  -------------     -------------     ------------     ------------
Increase in net assets from capital share transactions               52,931,195       191,191,655       19,702,858       20,277,401
                                                                  -------------     -------------     ------------     ------------
Increase in net assets                                                4,958,884       135,757,567       19,158,240       19,940,479
Net assets at beginning of period                                   135,757,567                --               --               --
                                                                  -------------     -------------     ------------     ------------
Net assets at end of period                                       $ 140,716,451     $ 135,757,567     $ 19,158,240     $ 19,940,479
                                                                  =============     =============     ============     ============

#  Capital Shares Issued and Redeemed:
    Shares sold                                                       9,540,948        18,304,658        1,584,689        1,730,122
    Reinvestment of distributions                                        37,908                --               --               --
    Shares redeemed                                                  (2,146,898)       (1,286,391)          (5,915)        (100,149)
                                                                  -------------     -------------     ------------     ------------
    Net increase                                                      7,431,958        17,018,267        1,578,774        1,629,973
                                                                  =============     =============     ============     ============
*Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                          MID CAP                           ALL CAP                    FINANCIAL
                                                           STOCK                            GROWTH                      SERVICES
                                                           TRUST                             TRUST                       TRUST
                                               ----------------------------       ---------------------------         -----------
                                               SIX MONTHS                         SIX MONTHS                           4/30/2001*
                                                  ENDED             YEAR            ENDED             YEAR                TO
                                                6/30/2001           ENDED          6/30/2001          ENDED            6/30/2001
                                               (UNAUDITED)       12/31/2000       (UNAUDITED)       12/31/2000        (UNAUDITED)
                                               -----------       ----------       -----------       ---------         -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                 $    (158,795)    $    (114,368)    $  (1,271,463)    $  (3,334,894)    $      8,880
Net realized gain (loss) on:
    Investment transactions                    (16,990,050)       (7,799,563)      (81,820,479)       38,059,185           12,897
    Futures contracts and written options               --                --           333,597         4,663,881               --
Change in unrealized appreciation
  (depreciation) on:
    Investments                                  4,646,878         1,849,710       (59,978,149)     (167,605,066)        (176,402)
    Foreign currency and forward foreign
      currency contracts                                --                --                --                --                6
                                             -------------     -------------     -------------     -------------     ------------
Net increase (decrease) in net assets
  resulting from operations                    (12,501,967)       (6,064,221)     (142,736,494)     (128,216,894)        (154,619)
Distribution to shareholders from:
    Net realized gains on investments,
      futures, and foreign currency
      transactions                                      --                --       (42,761,463)      (58,405,316)              --
                                             -------------     -------------     -------------     -------------     ------------
    Total distributions                                 --                --       (42,761,463)      (58,405,316)              --
Capital Shares Transactions # :
    Net proceeds from sales of shares           54,255,290       110,185,041       178,001,947       487,336,225       14,243,316
    Reinvestment of distributions                       --                --        42,761,463        58,405,316               --
    Cost of shares redeemed                    (36,233,877)      (81,280,834)     (169,468,721)     (148,578,819)      (4,705,735)
                                             -------------     -------------     -------------     -------------     ------------
Increase in net assets from capital
  share transactions                            18,021,413        28,904,207        51,294,689       397,162,722        9,537,581
                                             -------------     -------------     -------------     -------------     ------------
Increase (decrease) in net assets                5,519,446        22,839,986      (134,203,268)      210,540,512        9,382,962
Net assets at beginning of period              122,350,161        99,510,175       873,214,314       662,673,802               --
                                             -------------     -------------     -------------     -------------     ------------
Net assets at end of period                  $ 127,869,607     $ 122,350,161     $ 739,011,046     $ 873,214,314     $  9,382,962
                                             =============     =============     =============     =============     ============

#  Capital Shares Issued and Redeemed:
    Shares sold                                  5,026,861         9,017,917         9,966,016        19,390,820        1,119,870
    Reinvestment of distributions                       --                --         2,780,329         2,398,576               --
    Shares redeemed                             (3,361,680)       (6,799,903)       (9,549,797)       (6,119,546)        (370,121)
                                             -------------     -------------     -------------     -------------     ------------
    Net increase                                 1,665,181         2,218,014         3,196,548        15,669,850          749,749
                                             =============     =============     =============     =============     ============
*Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                            INTERNATIONAL                  INTERNATIONAL
                                                OVERSEAS                        STOCK                           VALUE
                                                 TRUST                          TRUST                           TRUST
                                      --------------------------     ---------------------------     ---------------------------
                                      SIX MONTHS                     SIX MONTHS                      SIX MONTHS
                                         ENDED           YEAR           ENDED            YEAR           ENDED            YEAR
                                       6/30/2001         ENDED        6/30/2001          ENDED        6/30/2001          ENDED
                                      (UNAUDITED)     12/31/2000     (UNAUDITED)      12/31/2000     (UNAUDITED)      12/31/2000
                                      -----------     ----------     -----------      ----------     -----------      ----------
Increase (decrease) in net assets:
Operations:
Net investment income               $   3,639,434   $   1,924,602   $   1,370,196   $     277,396   $   1,856,355   $   2,170,231
Net realized gain (loss) on:
    Investment transactions           (36,868,340)     33,187,007      (5,033,233)     12,343,861      (5,831,256)      2,749,492
    Futures contracts                    (187,597)       (102,924)             --              --              --              --
    Foreign currency and forward
      foreign currency contracts          (38,355)       (398,996)        (61,253)        119,994        (279,175)       (369,715)
Change in unrealized appreciation
  (depreciation) on:
    Investments                       (24,834,400)   (125,362,488)    (42,347,732)    (59,936,079)     (5,715,746)    (11,847,716)
    Futures contracts                    (531,325)       (383,121)             --              --              --              --
    Foreign currency and forward
      foreign currency contracts         (728,458)        (28,968)        (54,410)         10,749         (24,587)          5,712
                                    -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from operations    (59,549,041)    (91,164,888)    (46,126,432)    (47,184,079)  $  (9,994,409)     (7,291,996)
Distribution to shareholders from:
    Net investment income              (1,221,043)     (3,816,198)       (537,526)        (67,065)     (1,789,959)       (509,256)
    Net realized gains on
      investments, futures, and
      foreign currency
      transactions                    (38,051,897)    (33,231,331)    (12,045,532)     (1,225,703)     (2,799,497)       (303,161)
                                    -------------   -------------   -------------   -------------   -------------   -------------
    Total distributions               (39,272,940)    (37,047,529)    (12,583,058)     (1,292,768)     (4,589,456)       (812,417)
Capital Shares Transactions #:
    Net proceeds from sales of
      shares                          251,158,485     999,763,771     146,848,600     448,671,191      73,481,889     175,744,193
    Reinvestment of distributions      39,272,940      37,047,529      12,583,058       1,292,768       4,589,456         812,417
    Cost of shares redeemed          (195,391,180)   (824,240,448)   (132,616,360)   (335,162,209)    (42,978,846)   (110,911,091)
                                    -------------   -------------   -------------   -------------   -------------   -------------
Increase in net assets from
  capital share transactions           95,040,245     212,570,852      26,815,298     114,801,750      35,092,499      65,645,519
                                    -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets      (3,781,736)     84,358,435     (31,894,192)     66,324,903   $  20,508,634      57,541,106
Net assets at beginning of period     488,581,702     404,223,267     298,053,607     231,728,704     158,510,694     100,969,588
                                    -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period         $ 484,799,966   $ 488,581,702   $ 266,159,415   $ 298,053,607     179,019,328   $ 158,510,694
                                    =============   =============   =============   =============   =============   =============

# Capital Shares Issued and
   Redeemed:
    Shares sold                        23,822,602      73,124,253      12,703,921      31,731,922       6,434,360      14,385,562
    Reinvestment of distributions       4,040,426       2,625,622       1,182,618          86,185         428,921          65,254
    Shares redeemed                   (18,198,707)    (60,110,687)    (11,407,942)    (23,565,852)     (3,732,021)     (9,084,699)
                                    -------------   -------------   -------------   -------------   -------------   -------------
 Net increase                           9,664,321      15,639,188       2,478,597       8,252,255       3,131,260       5,366,117
                                    =============   =============   =============   =============   =============   =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                  CAPITAL                              STRATEGIC                     QUANTITATIVE
                                                APPRECIATION                         OPPORTUNITIES                      MID CAP
                                                   TRUST                                 TRUST                           TRUST
                                        ----------------------------         -------------------------------          -----------
                                        SIX MONTHS                           SIX MONTHS                                4/30/2001*
                                           ENDED          11/1/2000*            ENDED               YEAR                  TO
                                         6/30/2001            TO              6/30/2001             ENDED              6/30/2001
                                        (UNAUDITED)       12/31/2000         (UNAUDITED)          12/31/2000          (UNAUDITED)
                                        -----------       ----------         -----------          ----------          -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $    (24,239)     $    (1,777)     $     1,120,603      $     6,526,561      $     (32,300)
Net realized gain (loss) on:
    Investment transactions              (1,799,260)        (139,941)        (117,036,426)         170,334,772           (209,135)
    Futures contracts                            --               --             (871,219)            (178,808)                --
    Foreign currency and forward
      foreign currency contracts                 --               --                5,186               (2,837)                --
Change in unrealized appreciation
  (depreciation) on:
    Investments                            (297,228)        (472,460)          99,227,946         (275,712,170)        (4,188,077)
    Foreign currency and forward
      foreign currency contracts                 --               --                   --                1,004                 --
                                       ------------      -----------      ---------------      ---------------      -------------
Net increase (decrease) in net
  assets resulting from operations       (2,120,727)        (614,178)         (17,553,910)         (99,031,478)        (4,429,512)
Distribution to shareholders from:
    Net investment income                        --               --           (6,217,172)          (5,093,411)                --
    Net realized gains on
      investments, futures, and
      foreign currency
      transactions                               --               --         (182,312,892)        (237,375,725)                --
                                       ------------      -----------      ---------------      ---------------      -------------
    Total distributions                          --               --         (188,530,064)        (242,469,136)                --
Capital Shares Transactions #:
    Net proceeds from sales of
      shares                             32,995,866        6,745,667          120,311,264          164,566,304        116,215,684
    Reinvestment of distributions                --               --          188,530,064          242,469,136                 --
    Cost of shares redeemed              (7,090,928)        (851,640)        (175,193,229)        (313,085,581)          (695,210)
                                       ------------      -----------      ---------------      ---------------      -------------
Increase in net assets from
  capital share transactions             25,904,938        5,894,027          133,648,099           93,949,859        115,520,474
                                       ------------      -----------      ---------------      ---------------      -------------
Increase (decrease) in net assets        23,784,211        5,279,849          (72,435,875)        (247,550,755)       111,090,962
Net assets at beginning of period         5,279,849               --        1,425,677,232        1,673,227,987                 --
                                       ------------      -----------      ---------------      ---------------      -------------
Net assets at end of period            $ 29,064,060      $ 5,279,849      $ 1,353,241,357      $ 1,425,677,232      $ 111,090,962
                                       ============      ===========      ===============      ===============      =============

# Capital Shares Issued and
   Redeemed:
    Shares sold                           3,268,632          553,840            7,425,018            8,572,161          9,298,818
    Reinvestment of distributions                --               --           13,791,519           12,674,811                 --
    Shares redeemed                        (712,765)         (72,553)         (10,998,998)         (16,292,690)           (56,306)
                                       ------------      -----------      ---------------      ---------------      -------------
Net increase                              2,555,867          481,287           10,217,539            4,954,282          9,242,512
                                       ============      ===========      ===============      ===============      =============

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                               STRATEGIC
                                                 GLOBAL EQUITY                  GROWTH                     GROWTH
                                                     TRUST                       TRUST                      TRUST
                                         -----------------------------        -----------        -----------------------------
                                          SIX MONTHS                           4/30/2001*        SIX MONTHS
                                            ENDED              YEAR               TO                ENDED              YEAR
                                          6/30/2001            ENDED           6/30/2001          6/30/2001            ENDED
                                         (UNAUDITED)        12/31/2000        (UNAUDITED)        (UNAUDITED)        12/31/2000
                                         -----------        ----------        -----------        -----------        ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $   3,676,121      $  10,652,938      $     13,726      $  (1,367,281)     $  (1,986,170)
Net realized gain (loss) on:
    Investment transactions               19,727,616         89,545,885           129,723       (112,941,231)       (24,296,339)
    Foreign currency and forward
      foreign currency contracts           1,323,106          8,234,605                86              1,203                 --
Change in unrealized appreciation
  (depreciation) on:
    Investments                          (77,177,281)       (24,156,941)       (1,365,884)        19,896,600       (209,392,147)
    Foreign currency and forward
      foreign currency contracts            (182,961)        (3,898,701)                9             (1,559)              (272)
                                       -------------      -------------      ------------      -------------      -------------
Net increase (decrease) in net
  assets resulting from operations       (52,633,399)        80,377,786        (1,222,340)       (94,412,268)      (235,674,928)
Distribution to shareholders from:
    Net investment income                (14,822,943)       (14,174,688)               --                 --                 --
    Net realized gains on
      investments, and foreign
      currency transactions              (88,972,356)       (80,834,289)               --                 --        (76,096,002)
                                       -------------      -------------      ------------      -------------      -------------
    Total distributions                 (103,795,299)       (95,008,977)               --                 --        (76,096,002)
Capital Shares Transactions #:
    Net proceeds from sales
      of shares                           79,177,736        432,461,816        45,075,518        109,826,634        355,804,669
    Reinvestment of distributions        103,795,299         95,008,977                --                 --         76,096,002
    Cost of shares redeemed             (128,943,140)      (625,148,098)       (1,358,025)       (84,170,043)      (125,883,014)
                                       -------------      -------------      ------------      -------------      -------------
Increase in net assets from
  capital share transactions              54,029,895        (97,677,305)       43,717,493         25,656,591        306,017,657
                                       -------------      -------------      ------------      -------------      -------------
Increase (decrease) in net assets       (102,398,803)      (112,308,496)       42,495,153        (68,755,677)        (5,753,273)
Net assets at beginning of period        725,419,234        837,727,730                --        637,194,497        642,947,770
                                       -------------      -------------      ------------      -------------      -------------
Net assets at end of period            $ 623,020,431      $ 725,419,234      $ 42,495,153      $ 568,438,820      $ 637,194,497
                                       =============      =============      ============      =============      =============

# Capital Shares Issued and
   Redeemed:
    Shares sold                            4,832,309         25,063,249         3,609,830          7,079,513         14,341,569
    Reinvestment of distributions          7,085,003          5,709,674                --                 --          2,965,550
    Shares redeemed                       (7,692,551)       (36,117,269)         (106,662)        (5,537,706)        (5,304,947)
                                       -------------      -------------      ------------      -------------      -------------
Net increase (decrease)                    4,224,761         (5,344,346)        3,503,168          1,541,807         12,002,172
                                       =============      =============      ============      =============      =============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                          LARGE CAP                                                CAPITAL
                                                            GROWTH                         ALL CAP VALUE         OPPORTUNITIES
                                                             TRUST                             TRUST                 TRUST
                                                 --------------------------------          -------------         -------------
                                                 SIX MONTHS                                  4/30/2001*            4/30/2001*
                                                    ENDED                 YEAR                  TO                    TO
                                                  6/30/2001               ENDED              6/30/2001             6/30/2001
                                                 (UNAUDITED)           12/31/2000           (UNAUDITED)           (UNAUDITED)
                                                 -----------           ----------           -----------           -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                   $     573,390         $     (49,081)        $      9,089         $      2,309
Net realized gain (loss) on:
    Investment transactions                      (56,200,200)           14,601,898              (62,613)               7,736
    Foreign currency and forward
      foreign currency contracts                       3,637                 7,019                   --                 (341)
Change in unrealized appreciation
  (depreciation) on:
    Investments                                    4,806,050          (101,263,374)             (53,085)            (397,300)
    Foreign currency and forward
      foreign currency contracts                         349                   (28)                  --                   13
                                               -------------         -------------         ------------         ------------
Net decrease in net assets
  resulting from operations                      (50,816,774)          (86,703,566)            (106,609)            (387,583)
Distribution to shareholders from:
    Net investment income                                 --            (1,269,911)                  --                   --
    Net realized gains on investments,
      and foreign currency transactions          (20,675,058)          (73,144,646)                  --                   --
                                               -------------         -------------         ------------         ------------
    Total distributions                          (20,675,058)          (74,414,557)                  --                   --
Capital Shares Transactions#:
    Net proceeds from sales of shares            113,358,143           342,330,170           11,399,576           10,734,921
    Reinvestment of distributions                 20,675,058            74,414,557                   --                   --
    Cost of shares redeemed                      (79,839,612)         (116,519,141)          (2,503,107)                  --
                                               -------------         -------------         ------------         ------------
Increase in net assets from capital
  share transactions                              54,193,589           300,225,586            8,896,469           10,734,921
                                               -------------         -------------         ------------         ------------
Increase (decrease) in net assets                (17,298,243)          139,107,463            8,789,860           10,347,338
Net assets at beginning of period                541,692,720           402,585,257                   --                   --
                                               -------------         -------------         ------------         ------------
Net assets at end of period                    $ 524,394,477         $ 541,692,720         $  8,789,860         $ 10,347,338
                                               =============         =============         ============         ============

  #Capital Shares Issued and Redeemed:
    Shares sold                                    9,825,432            22,586,555              900,723              865,389
    Reinvestment of distributions                  1,991,817             4,980,894                   --                   --
    Shares redeemed                               (6,969,444)           (7,870,281)            (198,031)                  --
                                               -------------         -------------         ------------         ------------
  Net increase                                     4,847,805            19,697,168              702,692              865,389
                                               =============         =============         ============         ============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                     QUANTITATIVE                            BLUE CHIP
                                                        EQUITY                                GROWTH                     UTILITIES
                                                         TRUST                                 TRUST                       TRUST
                                             ----------------------------          -----------------------------        -----------
                                              SIX MONTHS                           SIX MONTHS                            4/30/2001*
                                                ENDED             YEAR                ENDED             YEAR                TO
                                              6/30/2001           ENDED             6/30/2001           ENDED            6/30/2001
                                             (UNAUDITED)       12/31/2000          (UNAUDITED)        12/31/2000        (UNAUDITED)
                                             -----------       ----------          -----------        ----------        -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               $     378,960     $   1,523,497     $      (276,527)    $    (1,454,277)    $     13,950
Net realized gain (loss) on:
    Investment transactions                  (50,810,490)       75,887,609          (4,106,552)        130,400,392            3,257
    Foreign currency and forward
      foreign currency contracts                      --                --             (24,567)            (19,570)          (1,068)
Change in unrealized appreciation
  (depreciation) on:
    Investments                              (27,934,348)      (54,352,471)       (211,103,891)       (195,435,034)        (765,602)
    Foreign currency and forward
      foreign currency contracts                      --                --                  (1)                 (1)             277
                                           -------------     -------------     ---------------     ---------------     ------------
Net increase (decrease) in net
  assets resulting from operations           (78,365,878)       23,058,635        (215,511,538)        (66,508,490)        (749,186)
Distribution to shareholders from:
    Net investment income                     (1,523,499)       (1,884,589)                 --            (796,216)              --
    Net realized gains on investments,
      and foreign currency transactions      (78,773,260)      (59,551,914)       (132,653,982)        (82,180,080)              --
                                           -------------     -------------     ---------------     ---------------     ------------
    Total distributions                      (80,296,759)      (61,436,503)       (132,653,982)        (82,976,296)              --
Capital Shares Transactions#:
    Net proceeds from sales of shares         70,357,994       238,992,370         144,718,480         486,262,775       10,544,139
    Reinvestment of distributions             80,296,759        61,436,503         132,653,982          82,976,296               --
    Cost of shares redeemed                  (93,844,253)      (81,147,786)       (168,297,223)       (154,948,767)        (490,576)
                                           -------------     -------------     ---------------     ---------------     ------------
Increase in net assets from capital
  share transactions                          56,810,500       219,281,087         109,075,239         414,290,304       10,053,563
                                           -------------     -------------     ---------------     ---------------     ------------
Increase (decrease) in net assets           (101,852,137)      180,903,219        (239,090,281)        264,805,518        9,304,377
Net assets at beginning of period            612,812,580       431,909,361       1,999,038,585       1,734,233,067               --
                                           -------------     -------------     ---------------     ---------------     ------------
Net assets at end of period                $ 510,960,443     $ 612,812,580     $ 1,759,948,304     $ 1,999,038,585     $  9,304,377
                                           =============     =============     ===============     ===============     ============

   #Capital Shares Issued and Redeemed:
     Shares sold                               3,089,723         8,652,685           8,078,252          22,565,894          865,884
     Reinvestment of distributions             4,241,773         2,268,704           8,558,322           3,815,002               --
     Shares redeemed                          (4,370,952)       (2,922,936)         (9,851,641)         (7,197,956)         (43,497)
                                           -------------     -------------     ---------------     ---------------     ------------
   Net increase                                2,960,544         7,998,453           6,784,933          19,182,940          822,387
                                           =============     =============     ===============     ===============     ============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                      REAL ESTATE
                                                      SECURITIES                      SMALL COMPANY VALUE              MID CAP VALUE
                                                         TRUST                               TRUST                         TRUST
                                             -----------------------------        ------------------------------       -------------
                                              SIX MONTHS                          SIX MONTHS                             4/30/2001*
                                                ENDED              YEAR              ENDED              YEAR                TO
                                              6/30/2001            ENDED           6/30/2001            ENDED            6/30/2001
                                             (UNAUDITED)        12/31/2000        (UNAUDITED)         12/31/2000        (UNAUDITED)
                                             -----------        ----------        -----------         ----------        -----------
Increase (decrease) in net assets:
Operations:
Net investment income                      $   5,168,312      $  10,417,633      $     297,475      $     355,772      $     12,409
Net realized gain (loss) on:
    Investment transactions                   24,230,827         (2,253,978)        13,645,317          1,604,317            18,151
    Futures contracts                                 --                 --             (3,144)                --                --
Change in unrealized appreciation
  (depreciation) on:
    Investments                              (19,792,105)        42,437,156         (5,812,157)         5,064,744          (117,220)
                                           -------------      -------------      -------------      -------------      ------------
Net increase (decrease) in net assets
  resulting from operations                    9,607,034         50,600,811          8,127,491          7,024,833           (86,660)
Distribution to shareholders from:
    Net investment income                     (8,304,834)        (7,799,525)          (247,360)          (125,033)               --
                                           -------------      -------------      -------------      -------------      ------------
    Total distributions                       (8,304,834)        (7,799,525)          (247,360)          (125,033)               --
Capital Shares Transactions#:
    Net proceeds from sales of shares         51,776,975         57,725,738         70,628,205         69,912,952        17,576,968
    Reinvestment of distributions              8,304,834          7,799,525            247,360            125,033                --
    Cost of shares redeemed                 (129,455,089)       (47,441,193)       (45,852,165)       (50,123,064)          (33,128)
                                           -------------      -------------      -------------      -------------      ------------
Increase (decrease) in net assets from
  capital share transactions                 (69,373,280)        18,084,070         25,023,400         19,914,921        17,543,840
                                           -------------      -------------      -------------      -------------      ------------
Increase (decrease) in net assets            (68,071,080)        60,885,356         32,903,531         26,814,725        17,457,180
Net assets at beginning of period            257,641,379        196,756,023        115,982,014         89,167,293                --
                                           -------------      -------------      -------------      -------------      ------------
Net assets at end of period                $ 189,570,299      $ 257,641,379      $ 148,885,545      $ 115,982,014      $ 17,457,180
                                           =============      =============      =============      =============      ============

   #Capital Shares Issued and Redeemed:
     Shares sold                               3,412,419          4,144,815          5,382,648          5,695,138         1,386,342
     Reinvestment of distributions               577,125            611,248             19,757             10,333                --
     Shares redeemed                          (8,539,558)        (3,473,015)        (3,506,135)        (4,032,872)           (2,572)
                                           -------------      -------------      -------------      -------------      ------------
   Net increase (decrease)                    (4,550,014)         1,283,048          1,896,270          1,672,599         1,383,770
                                           =============      =============      =============      =============      ============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                 TACTICAL
                                                    VALUE                        EQUITY INDEX                   ALLOCATION
                                                    TRUST                           TRUST                          TRUST
                                         --------------------------      ---------------------------     --------------------------
                                          SIX MONTHS                     SIX MONTHS                      SIX MONTHS
                                            ENDED           YEAR            ENDED           YEAR            ENDED         5/1/2000*
                                          6/30/2001         ENDED         6/30/2001         ENDED         6/30/2001          TO
                                         (UNAUDITED)     12/31/2000      (UNAUDITED)      12/31/2000     (UNAUDITED)     12/31/2000
                                         -----------     ----------      -----------      ----------     -----------     ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            $  1,232,244    $  1,564,997    $    472,796    $  1,085,568    $    (3,162)   $    522,476
Net realized gain (loss) on:
    Investment transactions                4,708,150       6,550,491         293,178       1,699,684     (2,283,485)        119,275
    Futures contracts                             --              --          34,401        (129,466)            --              --
Change in unrealized appreciation
  (depreciation) on:
    Investments                            4,782,967      26,097,496      (8,752,553)    (14,412,449)    (2,603,251)     (2,245,359)
    Futures contracts                             --              --         (18,783)        (87,609)            --              --
                                        ------------    ------------    ------------    ------------    -----------    ------------
Net increase (decrease) in net
  assets resulting from operations        10,723,361      34,212,984      (7,970,961)    (11,844,272)    (4,889,898)     (1,603,608)
Distribution to shareholders from:
    Net investment income                 (1,564,997)             --      (1,085,568)             --           (846)       (521,630)
    Net realized gains on
      investments, futures, and
      foreign currency transactions       (6,556,808)             --      (1,658,083)       (346,950)       (24,117)     (1,024,122)
                                        ------------    ------------    ------------    ------------    -----------    ------------
    Total distributions                   (8,121,805)             --      (2,743,651)       (346,950)       (24,963)     (1,545,752)
Capital Shares Transactions # :
    Net proceeds from sales of shares    154,787,056      62,603,243       9,395,087      35,240,596     34,957,414      58,037,817
    Reinvestment of distributions          8,121,805              --       2,743,651         346,950         24,963       1,545,752
    Cost of shares redeemed              (29,970,185)    (53,849,766)     (6,489,269)    (24,017,163)    (8,988,872)    (13,170,845)
                                        ------------    ------------    ------------    ------------    -----------    ------------
Increase in net assets from capital
  share transactions                     132,938,676       8,753,477       5,649,469      11,570,383     25,993,505      46,412,724
                                        ------------    ------------    ------------    ------------    -----------    ------------
Increase (decrease) in net assets        135,540,232      42,966,461      (5,065,143)       (620,839)    21,078,644      43,263,364
Net assets at beginning of period        189,245,449     146,278,988     114,154,115     114,774,954     43,263,364              --
                                        ------------    ------------    ------------    ------------    -----------    ------------
Net assets at end of period             $324,785,681    $189,245,449    $109,088,972    $114,154,115    $64,342,008    $ 43,263,364
                                        ============    ============    ============    ============    ===========    ============

#  Capital Shares Issued and
     Redeemed:
    Shares sold                            9,183,252       4,373,816         610,831       1,976,809      3,100,599       4,635,974
    Reinvestment of distributions            501,966              --         193,760          18,724          2,426         131,890
    Shares redeemed                       (1,801,810)     (3,944,248)       (424,378)     (1,368,017)      (840,812)     (1,060,439)
                                        ------------    ------------    ------------    ------------    -----------    ------------
    Net increase                           7,883,408         429,568         380,213         627,516      2,262,213       3,707,425
                                        ============    ============    ============    ============    ===========    ============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                            FUNDAMENTAL
                                               VALUE                  GROWTH & INCOME                     U.S. LARGE CAP VALUE
                                               TRUST                       TRUST                                  TRUST
                                             ----------        -------------------------------        ----------------------------
                                             4/30/2001*        SIX MONTHS                             SIX MONTHS
                                                TO                ENDED                YEAR              ENDED             YEAR
                                             6/30/2001          6/30/2001              ENDED           6/30/2001           ENDED
                                            (UNAUDITED)        (UNAUDITED)          12/31/2000        (UNAUDITED)       12/31/2000
                                            -----------        -----------          ----------        -----------       ----------
Increase (decrease) in net assets:
Operations:
Net investment income                      $     19,543     $     5,487,014     $    10,407,561     $     830,775     $   1,729,835
Net realized gain (loss) on:
    Investment transactions                     (26,273)         47,752,545         130,574,062        (3,219,613)        1,661,946
    Foreign currency and forward
      foreign currency contracts                     --                  --                  --               (14)              (45)
Change in unrealized appreciation
  (depreciation) on:
    Investments                                (555,474)       (256,063,975)       (367,751,541)        5,458,982         4,562,557
    Foreign currency and forward
      foreign currency contracts                      1                  --                  --              (162)              162
                                           ------------     ---------------     ---------------     -------------     -------------
Net increase (decrease) in net assets
  resulting from operations                    (562,203)       (202,824,416)       (226,769,918)        3,069,968         7,954,455
Distribution to shareholders from:
    Net investment income                            --         (10,407,561)        (17,382,011)       (1,729,790)         (565,664)
    Net realized gains on investments,
      and foreign currency transactions              --        (130,574,062)       (182,201,245)       (3,381,584)       (1,533,279)
                                           ------------     ---------------     ---------------     -------------     -------------
    Total distributions                              --        (140,981,623)       (199,583,256)       (5,111,374)       (2,098,943)
Capital Shares Transactions # :
    Net proceeds from sales of shares        28,118,511          48,022,413         228,489,228       112,178,949       257,597,133
    Reinvestment of distributions                    --         140,981,623         199,583,256         5,111,374         2,098,943
    Cost of shares redeemed                          --        (148,023,098)       (274,601,266)      (95,704,001)      (40,881,301)
                                           ------------     ---------------     ---------------     -------------     -------------
Increase in net assets from capital
  share transactions                         28,118,511          40,980,938         153,471,218        21,586,322       218,814,775
                                           ------------     ---------------     ---------------     -------------     -------------
Increase (decrease) in net assets            27,556,308        (302,825,101)       (272,881,956)       19,544,916       224,670,287
Net assets at beginning of period                    --       2,914,337,653       3,187,219,609     $ 435,394,812       210,724,525
                                           ------------     ---------------     ---------------     -------------     -------------
Net assets at end of period                $ 27,556,308     $ 2,611,512,552     $ 2,914,337,653       454,939,728     $ 435,394,812
                                           ============     ===============     ===============     =============     =============

#  Capital Shares Issued and Redeemed:
    Shares sold                               2,245,722           1,794,900           7,246,993         8,705,050        19,836,973
    Reinvestment of distributions                    --           5,818,474           6,264,383           424,533           157,815
    Shares redeemed                                  --          (5,600,606)         (8,952,787)       (7,337,304)       (3,152,784)
                                           ------------     ---------------     ---------------     -------------     -------------
    Net increase                              2,245,722           2,012,768           4,558,589         1,792,279        16,842,004
                                           ============     ===============     ===============     =============     =============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                 EQUITY-INCOME                 INCOME & VALUE                    BALANCED
                                                    TRUST                          TRUST                           TRUST
                                         ---------------------------     --------------------------     --------------------------
                                         SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                            ENDED            YEAR          ENDED            YEAR           ENDED           YEAR
                                          6/30/2001          ENDED        6/30/2001         ENDED        6/30/2001         ENDED
                                         (UNAUDITED)      12/31/2000     (UNAUDITED)     12/31/2000     (UNAUDITED)     12/31/2000
                                         -----------      ----------     -----------     ----------     -----------     ----------
Increase (decrease) in net assets:
Operations:
Net investment income                 $    7,585,674   $   17,798,516   $  5,615,593   $  14,430,984   $  2,039,264   $  4,066,071
Net realized gain (loss) on:
    Investment transactions               15,545,704       90,403,152       (827,206)     10,979,985    (18,667,220)    (6,964,662)
    Foreign currency and forward
      foreign currency contracts                  --          (43,755)           818            (696)       (50,763)         1,405
Change in unrealized appreciation
  (depreciation) on:
    Investments                            3,936,279       (1,907,634)     3,274,021       2,131,937      5,243,327    (17,657,715)
    Foreign currency and forward
      foreign currency contracts                  --             (462)          (683)            576         14,232         (9,451)
                                      --------------   --------------   ------------   -------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations        27,067,657      106,249,817      8,062,543      27,542,786    (11,421,160)   (20,564,352)
Distribution to shareholders from:
    Net investment income                (17,359,680)     (18,891,147)   (14,473,276)    (15,210,363)    (4,067,476)    (8,076,392)
    Net realized gains on
      investments, futures, and
      foreign currency
      transactions                       (92,847,500)    (100,472,671)   (11,566,973)   (123,521,740)            --     (2,284,425)
                                      --------------   --------------   ------------   -------------   ------------   ------------
    Total distributions                 (110,207,180)    (119,363,818)   (26,040,249)   (138,732,103)    (4,067,476)   (10,360,817)
Capital Shares Transactions # :
    Net proceeds from sales
      of shares                          180,307,813      124,557,099     51,178,110      55,921,921      7,853,868     20,673,669
    Reinvestment of distributions        110,207,180      119,363,818     26,040,249     138,732,103      4,067,476     10,360,817
    Cost of shares redeemed              (75,302,098)    (276,392,535)   (52,065,372)   (176,977,493)    (9,526,229)   (56,301,850)
                                      --------------   --------------   ------------   -------------   ------------   ------------
Increase (decrease) in net assets
  from capital share transactions        215,212,895      (32,471,618)    25,152,987      17,676,531      2,395,115    (25,267,364)
                                      --------------   --------------   ------------   -------------   ------------   ------------
Increase (decrease) in net assets        132,073,372      (45,585,619)     7,175,281     (93,512,786)   (13,093,521)   (56,192,533)
Net assets at beginning of period        965,674,633    1,011,260,252   $546,311,157     639,823,943    201,965,162    258,157,695
                                      --------------   --------------   ------------   -------------   ------------   ------------
Net assets at end of period           $1,097,748,005   $  965,674,633   $553,486,438   $ 546,311,157   $188,871,641   $201,965,162
                                      ==============   ==============   ============   =============   ============   ============

#  Capital Shares Issued
     and Redeemed:
    Shares sold                           11,413,950        7,935,903      4,938,114       5,074,888        521,428      1,200,694
    Reinvestment of distributions          7,502,191        8,027,157      2,709,703      13,314,021        290,742        590,697
    Shares redeemed                       (4,719,217)     (17,871,133)    (5,027,933)    (16,214,666)      (644,308)    (3,215,454)
                                      --------------   --------------   ------------   -------------   ------------   ------------
    Net increase (decrease)               14,196,924       (1,908,073)     2,619,884       2,174,243        167,862     (1,424,063)
                                      ==============   ==============   ============   =============   ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                               HIGH YIELD                    STRATEGIC BOND                   GLOBAL BOND
                                                 TRUST                           TRUST                           TRUST
                                      ---------------------------      -------------------------       -------------------------
                                      SIX MONTHS                       SIX MONTHS                      SIX MONTHS
                                         ENDED            YEAR            ENDED          YEAR             ENDED          YEAR
                                       6/30/2001          ENDED         6/30/2001        ENDED          6/30/2001        ENDED
                                      (UNAUDITED)      12/31/2000      (UNAUDITED)    12/31/2000       (UNAUDITED)    12/31/2000
                                      -----------      ----------      -----------    ----------       -----------    ----------
Increase (decrease) in net assets:
Operations:
Net investment income               $  13,865,106   $  24,324,852   $  11,093,596   $  27,792,237   $   1,808,390   $   5,540,748
Net realized gain (loss) on:
    Investment transactions            (3,216,293)     (5,906,879)       (480,635)     (2,246,256)      1,974,327       7,334,015
    Futures contracts and written
      options                             359,081         431,608              --        (708,065)        400,644      (6,960,095)
    Interest rate swap agreements              --              --              --              --        (110,983)             --
    Foreign currency and forward
      foreign currency contracts         (241,678)      2,349,715      (1,481,672)     (3,297,080)     (3,605,810)    (14,470,631)
Change in unrealized appreciation
  (depreciation) on:
    Investments                       (19,845,815)    (42,561,798)     (1,487,205)      2,460,607      (7,137,868)     11,613,085
    Futures contracts                    (186,876)         87,670              --              --          13,234          23,513
    Written options                            --              --              --              --          64,256           1,539
    Interest rate swap agreements              --              --              --              --        (605,995)       (430,826)
    Foreign currency and forward
      foreign currency contracts          856,013        (579,348)        941,379        (594,541)      2,222,729      (1,546,276)
                                    -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from operations     (8,410,462)    (21,854,180)      8,585,463      23,406,902      (4,977,076)      1,105,072
Distribution to shareholders from:
    Net investment income             (26,393,060)       (801,552)    (25,014,970)    (30,615,111)             --      (4,056,680)
                                    -------------   -------------   -------------   -------------   -------------   -------------
    Total distributions               (26,393,060)       (801,552)    (25,014,970)    (30,615,111)             --      (4,056,680)
Capital Shares Transactions # :
    Net proceeds from sales
      of shares                       131,221,302     105,317,852      55,093,304      51,008,181      19,476,834      29,411,125
    Reinvestment of distributions      26,393,060         801,552      25,014,970      30,615,111              --       4,056,680
    Cost of shares redeemed           (72,039,053)    (86,259,691)    (88,618,443)   (109,520,546)    (33,944,858)    (60,137,908)
                                    -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from capital share transactions      85,575,309      19,859,713      (8,510,169)    (27,897,254)    (14,468,024)    (26,670,103)
                                    -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets      50,771,787      (2,796,019)    (24,939,676)    (35,105,463)    (19,445,100)    (29,621,712)
Net assets at beginning of period     238,207,493     241,003,512     333,293,210     368,398,673     116,370,459     145,992,171
                                    -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of period         $ 288,979,280   $ 238,207,493   $ 308,353,534   $ 333,293,210   $  96,925,359   $ 116,370,459
                                    =============   =============   =============   =============   =============   =============

#  Capital Shares Issued
     and Redeemed:
    Shares sold                        11,588,471       8,506,889       5,090,067       4,748,172       1,700,392       2,667,111
    Reinvestment of distributions       2,547,593          62,916       2,423,931       2,955,127              --         365,138
    Shares redeemed                    (6,262,723)     (6,895,930)     (8,293,763)    (10,249,016)     (2,996,921)     (5,428,624)
                                    -------------   -------------   -------------   -------------   -------------   -------------
    Net increase (decrease)             7,873,341       1,673,875        (779,765)     (2,545,717)     (1,296,529)     (2,396,375)
                                    =============   =============   =============   =============   =============   =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                 TOTAL                         INVESTMENT                        DIVERSIFIED
                                                RETURN                        QUALITY BOND                          BOND
                                                 TRUST                           TRUST                              TRUST
                                      ---------------------------      --------------------------      ----------------------------
                                      SIX MONTHS                       SIX MONTHS                         SIX MONTHS
                                         ENDED            YEAR            ENDED           YEAR            ENDED             YEAR
                                       6/30/2001          ENDED         6/30/2001         ENDED         6/30/2001           ENDED
                                      (UNAUDITED)      12/31/2000      (UNAUDITED)     12/31/2000      (UNAUDITED)       12/31/2000
                                      -----------      ----------      -----------     ----------      -----------       ----------
Increase (decrease) in net assets:
Operations:
Net investment income                $ 11,520,742    $  19,282,083    $ 10,461,821    $ 19,312,067    $  6,438,964    $  13,221,989
Net realized gain (loss) on:
    Investment transactions            10,128,482        6,916,516        (303,714)     (6,044,242)      2,264,690       (4,005,729)
    Futures contracts and written
      options                          (4,380,793)      (1,303,541)             --              --              --               --
    Interest rate swap agreements      (3,043,475)      (2,450,216)             --              --              --               --
    Foreign currency and forward
      foreign currency contracts       (1,628,846)        (486,208)             --              --              --             (105)
Change in unrealized appreciation
  (depreciation) on:
    Investments                        (5,904,258)      14,447,338         299,202      11,684,456      (2,973,329)      10,096,681
    Futures contracts                   1,333,240       (1,013,597)             --              --              --               --
    Options                                89,288           48,652              --              --              --               --
    Interest rate swap agreements         179,225       (1,918,188)             --              --              --               --
    Foreign currency and forward
      foreign currency contracts          637,580         (280,929)             --              --            (100)              80
                                     ------------    -------------    ------------    ------------    ------------    -------------
Net increase in net assets
  resulting from operations             8,931,185       33,241,910      10,457,309      24,952,281       5,730,225       19,312,916
Distribution to shareholders from:
    Net investment income             (19,174,896)      (6,889,595)    (19,361,929)    (21,087,951)    (13,274,035)     (11,144,465)
    Net realized gains on
      investments, futures, and
      foreign currency
      transactions                             --               --              --              --              --      (14,635,985)
                                     ------------    -------------    ------------    ------------    ------------    -------------
    Total distributions               (19,174,896)      (6,889,595)    (19,361,929)    (21,087,951)    (13,274,035)     (25,780,450)
Capital Shares Transactions # :
    Net proceeds from sales
      of shares                       161,812,438      219,608,210      96,227,942      51,343,273      49,423,081       55,262,636
    Reinvestment of distributions      19,174,896        6,889,595      19,361,929      21,087,951      13,274,035       25,780,450
    Cost of shares redeemed           (53,791,446)    (105,218,838)    (30,265,298)    (85,164,082)    (46,316,397)     (80,982,119)
                                     ------------    -------------    ------------    ------------    ------------    -------------
Increase (decrease) in net assets
  from capital share transactions     127,195,888      121,278,967      85,324,573      (9,732,858)     16,380,719           60,967
                                     ------------    -------------    ------------    ------------    ------------    -------------
Increase (decrease) in net assets     116,952,177      147,631,282      76,419,953      (5,868,528)      8,836,909       (6,406,567)
Net assets at beginning of period     387,647,363      240,016,081     282,725,267     288,593,795     212,461,749      218,868,316
                                     ------------    -------------    ------------    ------------    ------------    -------------
Net assets at end of period          $504,599,540    $ 387,647,363    $359,145,220    $282,725,267    $221,298,658    $ 212,461,749
                                     ============    =============    ============    ============    ============    =============

#  Capital Shares Issued
     and Redeemed:
    Shares sold                        12,118,298       17,447,731       8,225,170       4,463,850       4,688,092        5,501,034
    Reinvestment of distributions       1,464,851          559,675       1,704,395       1,911,872       1,311,664        2,671,549
    Shares redeemed                    (4,032,045)      (8,327,412)     (2,632,147)     (7,176,143)     (4,506,832)      (8,109,703)
                                     ------------    -------------    ------------    ------------    ------------    -------------
    Net increase (decrease)             9,551,104        9,679,994       7,297,418        (800,421)      1,492,924           62,880
                                     ============    =============    ============    ============    ============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                             U.S. GOVERNMENT                       MONEY                          SMALL CAP
                                               SECURITIES                          MARKET                           INDEX
                                                 TRUST                             TRUST                            TRUST
                                      --------------------------       ----------------------------       -------------------------
                                      SIX MONTHS                       SIX MONTHS                         SIX MONTHS
                                         ENDED           YEAR             ENDED             YEAR             ENDED        5/1/2000*
                                       6/30/2001         ENDED          6/30/2001           ENDED          6/30/2001         TO
                                      (UNAUDITED)     12/31/2000       (UNAUDITED)       12/31/2000       (UNAUDITED)    12/31/2000
                                      -----------     ----------       -----------       ----------       -----------    ----------
Increase (decrease) in net assets:
Operations:
Net investment income               $  11,015,922   $  21,016,982   $    24,439,664   $    51,882,754   $    484,565   $  1,220,277
Net realized gain (loss) on:
    Investment transactions             2,622,375      (7,692,160)               --           (13,223)       103,787          2,048
    Futures contracts                      (4,330)             --                --                --        504,866     (5,181,012)
Change in unrealized appreciation
  (depreciation) on:
    Investments                        (3,845,459)     18,880,314                --                --      1,835,288      1,373,234
    Futures contracts                      33,775              --                --                --       (369,252)       401,717
                                    -------------   -------------   ---------------   ---------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations      9,822,283      32,205,136        24,439,664        51,869,531      2,559,254     (2,183,736)
Distribution to shareholders from:
    Net investment income             (20,935,256)    (24,755,195)      (24,439,664)      (51,869,531)           (56)    (1,217,237)
                                    -------------   -------------   ---------------   ---------------   ------------   ------------
    Total distributions               (20,935,256)    (24,755,195)      (24,439,664)      (51,869,531)           (56)    (1,217,237)
Capital Shares Transactions # :
    Net proceeds from sales
      of shares                       139,520,656      85,621,817     1,572,783,977     3,683,958,507     25,617,150     42,427,882
    Reinvestment of distributions      20,935,256      24,755,195        24,224,064        51,869,531             56      1,217,237
    Cost of shares redeemed           (44,387,213)   (147,932,179)   (1,407,845,079)   (3,870,531,211)   (13,030,503)    (5,419,318)
                                    -------------   -------------   ---------------   ---------------   ------------   ------------
Increase (decrease) in net assets
  from capital share transactions     116,068,699     (37,555,167)      189,162,962      (134,703,173)    12,586,703     38,225,801
                                    -------------   -------------   ---------------   ---------------   ------------   ------------
Increase (decrease) in net assets     104,955,726     (30,105,226)      189,162,962      (134,703,173)    15,145,901     34,824,828
Net assets at beginning of period     333,163,285     363,268,511       950,155,373     1,084,858,546     34,824,828             --
                                    -------------   -------------   ---------------   ---------------   ------------   ------------
Net assets at end of period         $ 438,119,011   $ 333,163,285   $ 1,139,318,335   $   950,155,373   $ 49,970,729   $ 34,824,828
                                    =============   =============   ===============   ===============   ============   ============

#  Capital Shares Issued
     and Redeemed:
    Shares sold                        10,401,865       6,556,645       157,278,398       368,395,851      2,245,884      3,447,194
    Reinvestment of distributions       1,595,675       1,977,252         2,422,406         5,186,953              5        108,392
    Shares redeemed                    (3,311,413)    (11,412,808)     (140,784,508)     (387,053,136)    (1,170,027)      (472,057)
                                    -------------   -------------   ---------------   ---------------   ------------   ------------
    Net increase (decrease)             8,686,127      (2,878,911)       18,916,296       (13,470,332)     1,075,862      3,083,529
                                    =============   =============   ===============   ===============   ============   ============

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                             INTERNATIONAL                      MID CAP                       TOTAL STOCK
                                                 INDEX                           INDEX                        MARKET INDEX
                                                 TRUST                           TRUST                           TRUST
                                      ---------------------------     ---------------------------     ---------------------------
                                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                         ENDED          5/1/2000*        ENDED          5/1/2000*        ENDED          5/1/2000*
                                       6/30/2001           TO          6/30/2001           TO          6/30/2001           TO
                                      (UNAUDITED)      12/31/2000     (UNAUDITED)      12/31/2000     (UNAUDITED)      12/31/2000
                                      -----------      ----------     -----------      ----------     -----------      ----------
Increase (decrease) in net assets:
Operations:
Net investment income                $    466,644    $    365,152    $    214,718    $    182,720    $    273,239    $    315,135
Net realized gain (loss) on:
    Investment transactions               (97,241)        (35,131)       (141,981)        376,248         (42,809)        250,861
    Futures contracts                    (297,933)       (380,764)       (241,382)        (58,053)       (137,600)        (55,787)
    Foreign currency and forward
      foreign currency contracts           15,340         300,678              --              --              --               3
Change in unrealized appreciation
  (depreciation) on:
    Investments                        (7,619,456)     (5,168,699)        408,528         459,572      (3,769,616)     (6,209,206)
    Futures contracts                     (35,005)         10,961          50,821         (58,327)        (88,017)        (64,426)
    Foreign currency and forward
      foreign currency contracts           (3,828)          1,354              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
  assets resulting from operations     (7,571,479)     (4,906,449)        290,704         902,160      (3,764,803)     (5,763,420)
Distribution to shareholders from:
    Net investment income                  (3,869)       (681,523)         (3,267)       (179,453)             --        (313,523)
    Net realized gains on
      investments, futures, and
      foreign currency
      transactions                             --              --              --        (441,332)             --        (212,023)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Total distributions                    (3,869)       (681,523)         (3,267)       (620,785)             --        (525,546)
Capital Shares Transactions # :
    Net proceeds from sales
      of shares                        23,087,352      57,557,032      31,461,214      45,165,651      18,094,763      63,690,255
    Reinvestment of distributions           3,869         681,523           3,267         620,785              --         525,546
    Cost of shares redeemed           (16,431,382)     (3,470,970)    (17,873,243)    (14,060,372)     (2,656,986)     (1,536,343)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Increase in net assets from
  capital share transactions            6,659,839      54,767,585      13,591,238      31,726,064      15,437,777      62,679,458
                                     ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets        (915,509)     49,179,613      13,878,675      32,007,439      11,672,974      56,390,492
Net assets at beginning of period      49,179,613              --      32,007,439              --      56,390,492              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net assets at end of period          $ 48,264,104    $ 49,179,613    $ 45,886,114    $ 32,007,439    $ 68,063,466    $ 56,390,492
                                     ============    ============    ============    ============    ============    ============

#  Capital Shares Issued
     and Redeemed:
    Shares sold                         2,208,164       4,670,187       2,439,266       3,476,147       1,703,989       5,140,403
    Reinvestment of distributions             398          62,069             276          47,388              --          46,966
    Shares redeemed                    (1,536,338)       (305,735)     (1,386,185)     (1,082,246)       (261,090)       (125,798)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase                          672,224       4,426,521       1,053,357       2,441,289       1,442,899       5,061,571
                                     ============    ============    ============    ============    ============    ============

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                       500                        LIFESTYLE                    LIFESTYLE
                                                      INDEX                     AGGRESSIVE 1000                GROWTH 820
                                                      TRUST                         TRUST                        TRUST
                                           --------------------------    --------------------------    ---------------------------
                                            SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                              ENDED       5/1/2000*         ENDED          YEAR           ENDED           YEAR
                                            6/30/2001         TO          6/30/2001        ENDED        6/30/2001         ENDED
                                           (UNAUDITED)    12/31/0000     (UNAUDITED)    12/31/2000     (UNAUDITED)     12/31/2000
                                           -----------    ----------     -----------    ----------     -----------     ----------
Increase in net assets:
Operations:
Net investment income                     $  2,607,788   $  1,456,522   $  6,889,279   $    404,430   $ 30,297,229   $  4,603,943
Capital gain distributions received                 --             --      6,343,669      5,023,321     21,977,604     19,225,366
Net realized gain (loss) on:
     Investment transactions                  (326,111)      (320,804)   (14,624,870)     2,396,080    (46,350,392)    11,816,266
     Futures contracts                      (2,260,213)    (1,672,003)            --             --             --             --
Change in unrealized appreciation
  (depreciation) on:
     Investments                           (50,480,612)   (30,635,133)    (5,041,043)   (15,152,538)   (16,114,375)   (51,997,624)
     Futures contracts                         654,659       (839,630)            --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                (49,804,489)   (32,011,048)    (6,432,965)    (7,328,707)   (10,189,934)   (16,352,049)
Distribution to shareholders from:
     Net investment income                     (17,640)    (1,438,881)    (6,947,938)      (471,693)   (30,512,430)    (4,859,629)
     Capital gain distributions received
       from mutual funds                            --             --     (6,343,669)    (5,023,321)   (21,977,604)   (19,225,366)
     Net realized gains on investments
       and futures                                  --             --     (5,657,432)      (230,631)   (19,663,035)   (11,552,885)
                                          ------------   ------------   ------------   ------------   ------------   ------------
     Total distributions                       (17,640)    (1,438,881)   (18,949,039)    (5,725,645)   (72,153,069)   (35,637,880)
Capital Shares Transactions #:
     Net proceeds from sales of shares     107,931,059    744,043,738     35,212,462     68,303,340     90,032,046    156,900,313
     Reinvestment of distributions              17,640      1,438,881     18,949,039      5,725,645     72,153,069     35,637,880
     Cost of shares redeemed               (11,288,079)   (31,768,357)    (5,446,771)    (5,354,641)    (3,072,298)    (9,699,517)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets from capital
  share transactions                        96,660,620    713,714,262     48,714,730     68,674,344    159,112,817    182,838,676
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                      46,838,491    680,264,333     23,332,726     55,619,992     76,769,814    130,848,747
Net assets at beginning of period          680,264,333             --    148,692,744     93,072,752    545,105,787    414,257,040
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period               $727,102,824   $680,264,333   $172,025,470   $148,692,744   $621,875,601   $545,105,787
                                          ============   ============   ============   ============   ============   ============

#  Capital Shares Issued and Redeemed:
   Shares sold                              10,077,815     62,777,763      3,526,067      4,931,029      8,943,390     10,979,586
   Reinvestment of distributions                 1,764        126,774      1,198,229        409,993      4,471,967      2,506,180
   Shares redeemed                          (1,074,726)    (2,596,931)      (472,674)      (380,779)      (241,944)      (672,613)
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net increase                             9,004,853     60,307,606      4,251,622      4,960,243     13,173,413     12,813,153
                                          ============   ============   ============   ============   ============   ============

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                  LIFESTYLE                    LIFESTYLE                    LIFESTYLE
                                                 BALANCED 640                 MODERATE 460               CONSERVATIVE 280
                                                    TRUST                        TRUST                        TRUST
                                         --------------------------    --------------------------    -------------------------
                                          SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                            ENDED         YEAR            ENDED          YEAR           ENDED         YEAR
                                          6/30/2001       ENDED         6/30/2001        ENDED        6/30/2001       ENDED
                                         (UNAUDITED)    12/31/2000     (UNAUDITED)     12/31/2000    (UNAUDITED)    12/31/2000
                                         -----------    ----------     -----------     ----------    -----------    ----------
Increase (decrease) in net assets:
Operations:
Net investment income                   $ 32,020,638   $  9,079,114   $ 10,708,923   $  7,614,413   $  5,156,012   $  3,996,908
Capital gain distributions received       16,505,833     14,315,982      4,263,539      5,101,901        358,572      1,131,383
Net realized gain (loss) on
     investment transactions             (20,344,165)    11,755,734     (7,148,416)    (4,262,717)      (551,338)      (450,018)
Change in unrealized appreciation
  (depreciation) on investments          (29,172,937)   (24,405,809)    (5,114,251)    (1,271,259)    (3,155,980)     2,589,424
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          (990,631)    10,745,021      2,709,795      7,182,338      1,807,266      7,267,697
Distribution to shareholders from:
     Net investment income               (32,235,068)    (9,333,611)   (10,780,023)    (7,703,235)    (5,200,101)    (4,047,372)
     Capital gain distributions
       received from mutual funds        (16,505,833)   (14,315,982)    (4,263,539)    (5,101,901)      (358,572)    (1,131,383)
     Net realized gains on investments   (14,065,432)   (10,244,465)            --     (7,486,527)      (516,724)    (1,674,971)
                                        ------------   ------------   ------------   ------------   ------------   ------------
     Total distributions                 (62,806,333)   (33,894,058)   (15,043,562)   (20,291,663)    (6,075,397)    (6,853,726)
Capital Shares Transactions #:
     Net proceeds from sales of shares    85,084,471    129,644,082     25,783,923     22,567,686     29,452,641     16,964,115
     Reinvestment of distributions        62,806,333     33,894,058     15,043,562     20,291,663      6,075,397      6,853,726
     Cost of shares redeemed              (7,557,261)   (11,376,930)    (3,057,132)   (15,212,074)    (9,239,477)   (25,039,767)
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from capital share transactions        140,333,543    152,161,210     37,770,353     27,647,275     26,288,561     (1,221,926)
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets         76,536,579    129,012,173     25,436,586     14,537,950     22,020,430       (807,955)
Net assets at beginning of period        545,718,205    416,706,032    182,037,957    167,500,007    105,627,158    106,435,113
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period             $622,254,784   $545,718,205   $207,474,543   $182,037,957   $127,647,588   $105,627,158
                                        ============   ============   ============   ============   ============   ============

#  Capital Shares Issued and Redeemed:
   Shares sold                             8,029,972      9,406,907      2,415,954      1,711,232      2,279,933      1,318,501
   Reinvestment of distributions           3,961,646      2,488,578        904,874      1,581,272        451,960        542,847
   Shares redeemed                          (574,507)      (818,163)      (240,924)    (1,150,041)      (716,694)    (1,935,943)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease)               11,417,111     11,077,322      3,079,904      2,142,463      2,015,199        (74,595)
                                        ============   ============   ============   ============   ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  INTERNET TECHNOLOGIES
                                                                          TRUST
                                                              ----------------------------
                                                              SIX MONTHS
                                                                 ENDED          5/1/2000*
                                                              06/30/2001#          TO
                                                              (UNAUDITED)      12/31/2000#
                                                              -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $  7.03            $  12.50
Income from investment operations:
         Net investment loss                                    (0.02)              (0.05)
         Net realized and unrealized loss on investments
           and foreign currency transactions                    (1.84)              (5.42)
                                                              -------            --------
         Total from investment operations                       (1.86)              (5.47)
                                                              -------            --------
NET ASSET VALUE, END OF PERIOD                                $  5.17            $   7.03
                                                              =======            ========
          TOTAL RETURN                                         (26.46%)+          (43.76%)+
Net assets, end of period (000's)                             $48,350            $ 53,314
Ratio of expenses to average net assets                          1.32%(A)            1.28%(A)
Ratio of net investment loss to average net assets              (0.73%)(A)          (0.63%)(A)
Portfolio turnover rate                                            83%(A)              29%(A)

                                                                                PACIFIC RIM EMERGING MARKETS TRUST
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                        YEARS ENDED DECEMBER 31,
                                                           06/30/2001#      -----------------------------------------------------
                                                           (UNAUDITED)      2000#        1999        1998        1997        1996
                                                           -----------      -----        ----        ----        ----        ----
NET  ASSET VALUE, BEGINNING OF PERIOD                        $  8.20       $ 10.88     $  6.83     $  7.16     $ 10.90     $ 10.36
Income from investment operations:
         Net investment income                                  0.02          0.06        0.09        0.08        0.05        0.07
         Net realized and unrealized gain (loss)
           on investments and foreign
           currency transactions                               (0.79)        (2.70)       4.17       (0.41)      (3.77)       0.94
                                                             -------       -------     -------     -------     -------     -------
         Total from investment operations                      (0.77)        (2.64)       4.26       (0.33)      (3.72)       1.01
                                                             -------       -------     -------     -------     -------     -------
Less distributions:
         Dividends from net investment income                  (0.03)        (0.04)      (0.21)         --          --       (0.08)
         Distributions from capital gains                         --            --          --          --       (0.02)      (0.39)
                                                             -------       -------     -------     -------     -------     -------
         Total distributions                                   (0.03)        (0.04)      (0.21)         --       (0.02)      (0.47)
                                                             -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                               $  7.40       $  8.20     $ 10.88     $  6.83     $  7.16     $ 10.90
                                                             =======       =======     =======     =======     =======     =======
          TOTAL RETURN                                         (9.39%)+     (24.37%)     62.87%      (4.61%)    (34.12%)      9.81%
Net assets, end of period (000's)                            $76,098       $83,370     $94,753     $27,995     $23,850     $23,241
Ratio of expenses to average net assets                         1.19%(A)      1.03%       1.11%       1.21%       1.42%       1.50%
Ratio of net investment income to average net assets            0.54%(A)      0.61%       0.90%       1.21%       0.65%       0.78%
Portfolio turnover rate                                           99%(A)        55%         42%         62%         63%         48%


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                        TELECOMMUNICATIONS
                                                              TRUST
                                                              -----
                                                           04/30/2001*
                                                               TO
                                                           06/30/2001#
                                                           (UNAUDITED)
                                                           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 12.50

Income from investment operations:
         Net investment loss                                  (0.01)
         Net realized and unrealized loss on investments
           and foreign currency transactions                  (1.93)
                                                            -------
         Total from investment operations                     (1.94)
                                                            -------
NET ASSET VALUE, END OF PERIOD                              $ 10.56
                                                            =======
         TOTAL RETURN                                        (15.52%)+
Net assets, end of period (000's)                           $12,560
Ratio of expenses to average net assets                        1.36% (A)
Ratio of net investment loss to average net assets            (0.41%)(A)
Portfolio turnover rate                                          78% (A)


                                                                                    SCIENCE & TECHNOLOGY TRUST
                                                             -------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                 YEARS ENDED DECEMBER 31,          01/01/1997*
                                                             06/30/2001#       ------------------------------------         TO
                                                             (UNAUDITED)         2000#          1999          1998      12/31/1997
                                                             -----------         -----          ----          ----      ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $  23.24        $    36.17     $    19.52     $  13.62     $ 12.50
Income from investment operations:
         Net investment loss                                     (0.07)            (0.24)         (0.06)       (0.09)      (0.04)
         Net realized and unrealized gain (loss) on
           investments and foreign currency transactions         (6.32)           (11.77)         19.43         5.99        1.38
                                                              --------        ----------     ----------     --------     -------
         Total from investment operations                        (6.39)           (12.01)         19.37         5.90        1.34
                                                              --------        ----------     ----------     --------     -------
Less distributions:
         Distributions from capital gains                        (0.92)            (0.92)         (2.72)          --       (0.04)
         Distributions in excess of capital gains                   --                --             --           --       (0.18)
                                                              --------        ----------     ----------     --------     -------
         Total distributions                                     (0.92)            (0.92)         (2.72)          --       (0.22)
                                                              --------        ----------     ----------     --------     -------
NET ASSET VALUE, END OF PERIOD                                $  15.93        $    23.24     $    36.17     $  19.52     $ 13.62
                                                              ========        ==========     ==========     ========     =======
         TOTAL RETURN (B)                                       (27.05%)+         (34.06%)        99.49%       43.32%      10.71%
Net assets, end of period (000's)                             $936,466        $1,262,181     $1,144,454     $179,285     $67,348
Ratio of expenses to average net assets                           1.16%(A)          1.15%          1.16%        1.21%       1.26%
Ratio of expenses to average net assets after
  expense reductions                                              1.15%(A)          1.14%          1.16%        1.21%       1.26%
Ratio of net investment loss to average net assets               (0.77%)(A)        (0.73%)        (0.40%)      (0.73%)     (0.54%)
Portfolio turnover rate                                            142%              133%           113%         105%        121%


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2001 and the year ended December 31, 2000 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                            INTERNATIONAL SMALL CAP TRUST
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                    YEARS ENDED DECEMBER 31,                03/04/1996*
                                                    06/30/2001#        --------------------------------------------          TO
                                                    (UNAUDITED)        2000#         1999          1998        1997     12/31/1996
                                                    -----------        -----         ----          ----        ----     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                $  16.40        $  28.16      $  15.28      $  13.70    $  13.60    $ 12.50
Income from investment operations:
         Net investment income (loss)                    0.04           (0.15)        (0.07)         0.07        0.08       0.06
         Net realized and unrealized
         gain (loss) on investments
         and foreign currency transactions              (3.56)          (6.33)        13.00          1.56        0.03       1.09
                                                     --------        --------      --------      --------    --------    -------
         Total from investment operations               (3.52)          (6.48)        12.93          1.63        0.11       1.15
                                                     --------        --------      --------      --------    --------    -------
Less distributions:
         Dividends from net investment income              --              --         (0.05)        (0.05)      (0.01)     (0.05)
         Distributions from capital gains                  --           (5.28)           --            --          --         --
                                                     --------        --------      --------      --------    --------    -------
         Total distributions                               --           (5.28)        (0.05)        (0.05)      (0.01)     (0.05)
                                                     --------        --------      --------      --------    --------    -------
NET ASSET VALUE, END OF PERIOD                       $  12.88        $  16.40      $  28.16      $  15.28    $  13.70    $ 13.60
                                                     ========        ========      ========      ========    ========    =======
         TOTAL RETURN                                  (21.46%)+       (29.16%)       84.92%        11.86%       0.79%      9.20%+
Net assets, end of period (000's)                    $189,245        $257,406      $239,961      $147,898    $128,576    $97,218
Ratio of expenses to average net assets                  1.50%(A)        1.54%         1.37%         1.25%       1.31%      1.29%(A)
Ratio of net investment income (loss)
to average net assets                                    0.58%(A)       (0.67%)       (0.41%)        0.44%       0.63%      0.93%(A)
Portfolio turnover rate                                   667%(A)         529%          309%           45%         74%        50%(A)


                                                                      HEALTH SCIENCES
                                                                          TRUST
                                                                          -----
                                                                       04/30/2001*
                                                                           TO
                                                                       06/30/2001#
                                                                       (UNAUDITED)
                                                                       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 12.50
Income from investment operations:
         Net investment loss                                              (0.01)
         Net realized and unrealized gain on investments
         and foreign currency transactions                                 1.01
                                                                        -------
         Total from investment operations                                  1.00
                                                                        -------
NET ASSET VALUE, END OF PERIOD                                          $ 13.50
                                                                        =======
         TOTAL RETURN (B)                                                  8.00% +
Net assets, end of period (000's)                                       $13,844
Ratio of expenses to average net assets                                    1.50%(A)
Ratio of expenses to average net assets after expense reductions           1.50%(A)
Ratio of net investment loss to average net assets                        (0.42%)(A)
Portfolio turnover rate                                                     157%(A)

#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 200, would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                       AGGRESSIVE GROWTH TRUST
                                                              ---------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED                YEARS ENDED DECEMBER 31,          01/01/1997*
                                                              06/30/2001#      ----------------------------------           TO
                                                              (UNAUDITED)      2000#         1999            1998        12/31/1997
                                                              -----------      -----         ----            ----        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  17.86       $  17.34      $  13.04        $  12.50       $ 12.50
Income from investment operations:
         Net investment loss                                     (0.05)         (0.12)        (0.06)          (0.07)        (0.03)
         Net realized and unrealized gain (loss) on
           investments and foreign currency transactions         (2.49)          0.64          4.36            0.61          0.03
                                                              --------       --------      --------        --------       -------
         Total from investment operations                        (2.54)          0.52          4.30            0.54            --
                                                              --------       --------      --------        --------       -------
NET ASSET VALUE, END OF PERIOD                                $  15.32       $  17.86      $  17.34        $  13.04       $ 12.50
                                                              ========       ========      ========        ========       =======
         TOTAL RETURN                                           (14.22)%+        3.00%        32.98%           4.32%         0.00%
Net assets, end of period (000's)                             $357,222       $416,643      $135,503        $143,010       $93,335
Ratio of expenses to average net assets                           1.07%(A)       1.07%         1.15%           1.14%         1.18%
Ratio of net investment loss to average net assets               (0.70)%(A)     (0.61)%       (0.59)%         (0.64)%       (0.46)%
Portfolio turnover rate                                            113%(A)         70%          161%            189%           63%


                                                                          EMERGING SMALL COMPANY TRUST
                                                     --------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED               YEARS ENDED DECEMBER 31,          01/01/1997*
                                                     06/30/2001#       ---------------------------------          TO
                                                     (UNAUDITED)       2000#         1999          1998       12/31/1997
                                                     -----------       -----         ----          ----       ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  35.02       $  40.74      $  23.82      $  24.13      $  20.60
Income from investment operations:
         Net investment loss                             (0.03)         (0.02)        (0.09)        (0.12)        (0.02)
         Net realized and unrealized gain (loss)
           on investments and foreign currency
           transactions                                  (5.93)         (1.33)        17.35          0.17          3.55
                                                      --------       --------      --------      --------      --------
         Total from investment operations                (5.96)         (1.35)        17.26          0.05          3.53
                                                      --------       --------      --------      --------      --------
Less distributions:
         Distributions from capital gains                (1.13)         (4.37)        (0.34)        (0.36)           --
                                                      --------       --------      --------      --------      --------
         Total distributions                             (1.13)         (4.37)        (0.34)        (0.36)           --
                                                      --------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                        $  27.93       $  35.02      $  40.74      $  23.82      $  24.13
                                                      ========       ========      ========      ========      ========
         TOTAL RETURN                                   (16.66)%+       (4.30)%       73.53%         0.07%        17.14%
Net assets, end of period (000's)                     $481,658       $573,471      $453,152      $300,637      $275,774
Ratio of expenses to average net assets                   1.11%(A)       1.10%         1.12%         1.10%         1.11%
Ratio of net investment loss to average net assets       (0.21)%(A)     (0.04)%       (0.35)%       (0.54)%       (0.13)%
Portfolio turnover rate                                     45%(A)         23%          136%           77%          120%


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   SMALL COMPANY
                                                                                    BLEND TRUST
                                                                   ---------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED           YEAR ENDED     5/01/1999*
                                                                   06/30/2001#       DECEMBER 31,        TO
                                                                   (UNAUDITED)          2000#        12/31/1999
                                                                   -----------          -----        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  11.31            $ 15.76        $ 12.50
Income from investment operations:
         Net investment income (loss)                                  0.02               0.00          (0.01)
         Net realized and unrealized gain (loss) on investments        0.41              (3.11)          3.58
                                                                   --------            -------        -------
         Total from investment operations                              0.43              (3.11)          3.57
                                                                   --------            -------        -------
Less distributions:
         Distributions from capital gains                             (0.06)                (1)         (0.31)
                                                                   --------            -------        -------
         Total distributions                                          (0.06)             (1.34)         (0.31)
                                                                   --------            -------        -------
NET ASSET VALUE, END OF PERIOD                                     $  11.68            $ 11.31        $ 15.76
                                                                   ========            =======        =======
         TOTAL RETURN                                                  3.92%+           (19.74)%        28.56%+
Net assets, end of period (000's)                                  $148,352            $95,123        $53,514
Ratio of expenses to average net assets                                1.17%(A)           1.19%          1.30%(A)
Ratio of net investment loss to average net assets                     0.42%(A)          (0.01)%        (0.12)%(A)
Portfolio turnover rate                                                  40%(A)             49%            28%(A)


                                                                 DYNAMIC GROWTH
                                                                     TRUST
                                                            --------------------------
                                                            SIX MONTHS
                                                              ENDED         5/1/2000*
                                                            06/30/2001#        TO
                                                            (UNAUDITED)    12/31/2000#
                                                            -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   7.98        $  12.50
Income from investment operations:
         Net investment income (loss)                          (0.01)           0.02
         Net realized and unrealized loss on investments
           and foreign currency transactions                   (2.20)          (4.54)
                                                            --------        --------
         Total from investment operations                      (2.21)          (4.52)
                                                            --------        --------
Less distributions:
         Dividends from net investment income                  (0.01)             --
                                                            --------        --------
         Total distributions                                   (0.01)             --
                                                            --------        --------
NET ASSET VALUE, END OF PERIOD                              $   5.76        $   7.98
                                                            ========        ========
          TOTAL RETURN                                        (27.69)%+       (36.16)%+
Net assets, end of period (000's)                           $140,716        $135,758
Ratio of expenses to average net assets                         1.06%(A)        1.07%(A)
Ratio of net investment income to average net assets           (0.35)%(A)       0.35%(A)
Portfolio turnover rate                                          269%(A)          80%(A)


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           MID CAP GROWTH
                                                               TRUST
                                                            -----------
                                                            04/30/2001*
                                                                TO
                                                            06/30/2001#
                                                            (UNAUDITED)
                                                            ----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.50
Income from investment operations:
         Net realized and unrealized loss on investments
           and foreign currency transactions                    (0.37)
                                                              -------
         Total from investment operations                       (0.37)
                                                              -------
NET ASSET VALUE, END OF PERIOD                                $ 12.13
                                                              =======
         TOTAL RETURN                                           (2.96)%+
Net assets, end of period (000's)                             $19,158
Ratio of expenses to average net assets                          1.24%(A)
Ratio of net investment loss to average net assets              (0.12)%(A)
Portfolio turnover rate                                            39%(A)

                                                        MID CAP OPPORTUNITIES
                                                               TRUST
                                                            -----------
                                                            04/30/2001*
                                                                TO
                                                            06/30/2001#
                                                            (UNAUDITED)
                                                            -----------
NET ASSET VALUE, BEGINNING OF PERIOD
Income from investment operations:                            $ 12.50
                                                              -------
         Net investment loss                                    (0.01)
         Net realized and unrealized loss on investments
           and foreign currency transactions                    (0.26)
                                                              -------
         Total from investment operations                       (0.27)
                                                              -------
NET ASSET VALUE, END OF PERIOD                                $ 12.23
                                                              =======
         TOTAL RETURN                                           (2.16)%+
Net assets, end of period (000's)                             $19,940
Ratio of expenses to average net assets                          1.16%(A)
Ratio of net investment loss to average net assets              (0.27)%(A)
Portfolio turnover rate                                           104%(A)


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                 MID CAP STOCK TRUST
                                                                   --------------------------------------------
                                                                   SIX MONTHS
                                                                      ENDED          YEAR ENDED     05/01/1999*
                                                                   06/30/2001#      DECEMBER 31,        TO
                                                                   (UNAUDITED)         2000#        12/31/1999
                                                                   -----------      ------------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  12.10           $  12.60        $ 12.50
Income from investment operations:
         Net investment loss                                          (0.01)             (0.01)         (0.01)
         Net realized and unrealized gain (loss) on investments
           and foreign currency transactions                          (1.23)             (0.49)          0.11
                                                                   --------           --------        -------
         Total from investment operations                             (1.24)             (0.50)          0.10
                                                                   --------           --------        -------
NET ASSET VALUE, END OF PERIOD                                     $  10.86           $  12.10        $ 12.60
                                                                   ========           ========        =======
         TOTAL RETURN                                                (10.25)%+           (3.97)%         0.80%+
Net assets, end of period (000's)                                  $127,870           $122,350        $99,504
Ratio of expenses to average net assets                                1.00%(A)           1.00%         1.025%(A)
Ratio of net investment loss to average net assets                    (0.26)%(A)         (0.11)%        (0.15)%(A)
Portfolio turnover rate                                                 219%(A)            300%            36%(A)


                                                                            ALL CAP GROWTH TRUST
                                                                       (FORMERLY MID CAP GROWTH TRUST)
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                    YEARS ENDED DECEMBER 31,                    03/04/1996*
                                             06/30/2001#        -----------------------------------------------          TO
                                             (UNAUDITED)        2000#           1999         1998          1997      12/31/1996
                                             -----------        -----           ----         ----          ----      ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  20.65         $  24.89      $  19.77      $  15.41      $  13.37     $  12.50
Income from investment operations:
         Net investment loss                     (0.03)           (0.09)        (0.08)        (0.04)        (0.04)          --
         Net realized and unrealized
          gain (loss) on investments and
          foreign currency transactions          (3.34)           (2.32)         7.87          4.40          2.08         0.87
                                              --------         --------      --------      --------      --------     --------
         Total from investment operations        (3.37)           (2.41)         7.79          4.36          2.04         0.87
                                              --------         --------      --------      --------      --------     --------
Less distributions:
         Distributions from capital gains        (1.03)           (1.83)        (2.67)           --            --           --
                                              --------         --------      --------      --------      --------     --------
         Total distributions                     (1.03)           (1.83)        (2.67)           --            --           --
                                              --------         --------      --------      --------      --------     --------
NET ASSET VALUE, END OF PERIOD                $  16.25         $  20.65      $  24.89      $  19.77      $  15.41     $  13.37
                                              ========         ========      ========      ========      ========     ========
         TOTAL RETURN                           (16.02)%+        (10.79)%       44.69%        28.29%        15.26%        6.96%+
Net assets, end of period (000's)             $739,011         $873,214      $662,674      $395,109      $268,377     $176,062
Ratio of expenses to average net assets           1.01%(A)         1.00%         1.03%         1.04%         1.05%        1.10%(A)
Ratio of net investment loss to average
 net assets                                       (0.33)%(A)       (0.37)%       (0.46)%       (0.27)%       (0.33)%      (0.02)%(A)
Portfolio turnover rate                             69%(A)          103%          193%          150%          151%          67%(A)


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                 FINANCIAL SERVICES
                                                                       TRUST
                                                                    -----------
                                                                    04/30/2001*
                                                                        TO
                                                                    06/30/2001#
                                                                    (UNAUDITED)
                                                                    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $12.50
Income from investment operations:
         Net investment income                                          0.02
         Net realized and unrealized loss on investments and
          foreign currency transactions                                (0.01)
                                                                      ------
         Total from investment operations                               0.01
                                                                      ------
NET ASSET VALUE, END OF PERIOD                                        $12.51
                                                                      ======
         TOTAL RETURN                                                   0.08%+
Net assets, end of period (000's)                                     $9,383
Ratio of expenses to average net assets                                 1.25%(A)
Ratio of net investment loss to average net assets                      0.79%(A)
Portfolio turnover rate                                                  223%(A)

                                                                            OVERSEAS TRUST
                                               ----------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                           YEARS ENDED DECEMBER 31,
                                               06/30/2001#     ------------------------------------------------------------
                                               (UNAUDITED)       2000#         1999        1998         1997         1996
                                               -----------       -----         ----        ----         ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.91        $  15.92     $  11.33    $  11.01     $  11.77     $  10.47
Income from investment operations:
  Net investment income                            0.08            0.05         0.08        0.06         0.23         0.17
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                   (1.48)          (2.84)        4.51        0.88        (0.26)        1.15
                                               --------        --------     --------    --------     --------     --------
  Total from investment operations                (1.40)          (2.79)        4.59        0.94        (0.03)        1.32
                                               --------        --------     --------    --------     --------     --------
Less distributions:
  Dividends from net investment income            (0.03)          (0.13)          --       (0.26)       (0.22)       (0.02)
  Distributions from capital gains                (0.92)          (1.09)          --       (0.36)       (0.51)          --
                                               --------        --------     --------    --------     --------     --------
  Total distributions                             (0.95)          (1.22)          --       (0.62)       (0.73)       (0.02)
                                               --------        --------     --------    --------     --------     --------
NET ASSET VALUE, END OF PERIOD                 $   9.56        $  11.91     $  15.92    $  11.33     $  11.01     $  11.77
                                               ========        ========     ========    ========     ========     ========
  TOTAL RETURN                                   (11.88%)+       (18.72%)      40.51%       8.04%       (0.08%)      12.61%
Net assets, end of period (000's)              $484,800        $488,582     $404,223    $218,551     $203,776     $189,010
Ratio of expenses to average net assets            1.11%(A)        1.15%        1.21%       1.16%        1.12%        1.11%
Ratio of net investment income to average
 net assets                                        1.54%(A)        0.40%        0.73%       0.61%        2.08%        1.82%
Portfolio turnover rate                             108%(A)         142%         147%        150%         166%         148%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                  INTERNATIONAL STOCK TRUST
                                                            -----------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED               YEARS ENDED DECEMBER 31,       01/01/1997*
                                                            06/30/2001#     ---------------------------------         TO
                                                            (UNAUDITED)        2000#        1999         1998      12/31/97
                                                            -----------        -----        ----         ----      --------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  12.81        $  15.43     $  12.98     $  11.47     $  11.47
Income from investment operations:
 Net investment income                                          0.05            0.01         0.08         0.09         0.04
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                (2.01)          (2.56)        3.76         1.62         0.12
                                                            --------        --------     --------     --------     --------
 Total from investment operations                              (1.96)          (2.55)        3.84         1.71         0.16
                                                            --------        --------     --------     --------     --------
Less distributions:
 Dividends from net investment income                          (0.02)             --        (0.07)       (0.09)       (0.03)
 Distributions from capital gains                              (0.49)          (0.07)       (1.32)       (0.11)       (0.13)
                                                            --------        --------     --------     --------     --------
 Total Distributions                                           (0.51)          (0.07)       (1.39)       (0.20)       (0.16)
                                                            --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                              $  10.34        $  12.81     $  15.43     $  12.98     $  11.47
                                                            ========        ========     ========     ========     ========
 TOTAL RETURN (B)                                             (15.40%)+       (16.57%)      29.71%       14.91%        1.38%
Net assets, end of period (000's)                           $266,159        $298,054     $231,729     $234,103     $145,253
Ratio of expenses to average net assets                         1.25%(A)        1.24%        1.25%        1.25%        1.38%
Ratio of expenses to average net assets after
expense reductions                                              1.24%(A)        1.23%        1.25%        1.25%        1.38%
Ratio of net investment income to average net assets            0.97%(A)        0.10%        0.58%        0.82%        0.56%
Portfolio turnover rate                                           33%(A)          39%          39%          27%          43%

                                                                       INTERNATIONAL VALUE TRUST
                                                            --------------------------------------------
                                                            SIX MONTHS
                                                               ENDED          YEAR ENDED     05/01/1999*
                                                            06/30/2001#      DECEMBER 31,        TO
                                                            (UNAUDITED)          2000#       12/31/1999
                                                            -----------          -----       ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $  12.06          $  12.98       $  12.50
Income from investment operations:
 Net investment income                                          0.13              0.20           0.08
 Net realized and unrealized gain (loss) on
 investments and foreign currency transactions                 (0.87)            (1.04)          0.40
                                                            --------          --------       --------
 Total from investment operations                              (0.74)            (0.84)          0.48
                                                            --------          --------       --------
Less Distributions
 Dividends from net investment income                          (0.12)            (0.05)            --
 Distributions from capital gains                              (0.20)            (0.03)            --
                                                            --------          --------       --------
 Total Distributions                                           (0.32)            (0.08)            --
                                                            --------          --------       --------
NET ASSET VALUE, END OF PERIOD                              $  11.00          $  12.06       $  12.98
                                                            ========          ========       ========
 TOTAL RETURN                                                  (6.04%)+          (6.46%)         3.84%+
Net assets, end of period (000's)                           $179,019          $158,511       $100,970
Ratio of expenses to average net assets                         1.17%(A)          1.18%          1.23%(A)
Ratio of net investment income to average net assets            2.25%(A)          1.63%          1.27%(A)
Portfolio turnover rate                                           41%(A)            41%             4%(A)


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the six months ended June 30, 2001 and the year ended December 31, 2000 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                            CAPITAL APPRECIATION
                                                                                    TRUST
                                                                       ------------------------------
                                                                       SIX MONTHS
                                                                          ENDED           11/1/2000*
                                                                        06/30/2001#           TO
                                                                       (UNAUDITED)        12/31/2000#
                                                                       -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 10.97            $ 12.50
Income from investment operations:
         Net investment loss                                              (0.02)                --
         Net realized and unrealized loss on
          investments and foreign currency transactions                   (1.38)             (1.53)
                                                                        -------            -------
         Total from investment operations                                 (1.40)             (1.53)
                                                                        -------            -------
NET ASSET VALUE, END OF PERIOD                                          $  9.57            $ 10.97
                                                                        =======            =======
          TOTAL RETURN (B)                                               (12.76%)+          (12.24%)+
Net assets, end of period (000's)                                       $29,064            $ 5,280
Ratio of expenses to average net assets                                    1.31%(A)           1.60%(A)
Ratio of expenses to average net assets after expense reductions           1.31%(A)           1.40%(A)
Ratio of net investment income to average net assets                      (0.32%)(A)         (0.21%)(A)
Portfolio turnover rate                                                     163%(A)            143%(A)


                                                                        STRATEGIC OPPORTUNITIES TRUST
                                                                        (FORMERLY MID CAP BLEND TRUST)
                                           ----------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                 YEARS ENDED DECEMBER 31,
                                            06/30/2001#     -----------------------------------------------------------------------
                                            (UNAUDITED)          2000#         1999            1998          1997           1996
                                            -----------          -----         ----            ----          ----           ----
NET ASSET VALUE, BEGINNING OF PERIOD       $    17.52       $    21.90     $    19.48     $    21.50     $    22.62     $    20.79
Income from investment operations:
     Net investment income                       0.01             0.08           0.07           0.08           0.08           0.13
     Net realized and unrealized
      gain (loss) on investments
      and foreign currency transactions         (0.36)           (1.20)          4.75           2.13           3.31           3.77
                                           ----------       ----------     ----------     ----------     ----------     ----------
     Total from investment operations           (0.35)           (1.12)          4.82           2.21           3.39           3.90
                                           ----------       ----------     ----------     ----------     ----------     ----------
Less distributions:
     Dividends from net investment income       (0.08)           (0.07)         (0.09)         (0.07)         (0.14)         (0.09)
     Distributions from capital gains           (2.31)           (3.19)         (2.31)         (4.16)         (4.37)         (1.98)
                                           ----------       ----------     ----------     ----------     ----------     ----------
     Total distributions                        (2.39)           (3.26)         (2.40)         (4.23)         (4.51)         (2.07)
                                           ----------       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $    14.78       $    17.52     $    21.90     $    19.48     $    21.50     $    22.62
                                           ==========       ==========     ==========     ==========     ==========     ==========
     TOTAL RETURN                               (0.91%)+         (6.37%)        27.75%          9.41%         19.25%         20.14%
Net assets, end of period (000's)          $1,353,241       $1,425,677     $1,673,228     $1,556,169     $1,521,382     $1,345,461
Ratio of expenses to average
 net assets                                      0.90%(A)         0.90%          0.88%          0.80%          0.80%          0.80%
Ratio of net investment income to
 average net assets                              0.16%(A)         0.41%          0.34%          0.42%          0.35%          0.71%
Portfolio turnover rate                           256%(A)          165%           129%            93%           224%           223%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the period ended December 31, 2000 would have been lower had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                        QUANTITATIVE MID CAP
                                                                                              TRUST
                                                                                              -----
                                                                                           04/30/2001*
                                                                                               TO
                                                                                           06/30/2001#
                                                                                           (UNAUDITED)
                                                                                           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $  12.50
Income from investment operations:
         Net realized and unrealized loss on investments and
         foreign currency transactions                                                         (0.48)
                                                                                            --------
         Total from investment operations                                                      (0.48)
                                                                                            --------
NET ASSET VALUE, END OF PERIOD                                                              $  12.02
                                                                                            ========
         TOTAL RETURN                                                                          (3.84%)+
Net assets, end of period (000's)                                                           $111,091
Ratio of expenses to average net assets                                                         0.86%(A)
Ratio of net investment loss to average net assets                                             (0.17%)(A)
Portfolio turnover rate                                                                          273%(A)

                                                                               GLOBAL EQUITY TRUST
                                                -------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                               YEARS ENDED DECEMBER 31,
                                                06/30/2001#        ------------------------------------------------------------
                                                (UNAUDITED)          2000#        1999         1998         1997         1996
                                                -----------          -----        ----         ----         ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD             $  18.48          $  18.79     $  20.38     $  19.38     $  17.84     $  16.10
Income from investment operations:
       Net investment income                         0.09              0.25         0.23         0.17         0.19         0.12
       Net realized and unrealized
       gain on investments and
       foreign currency transactions                (1.42)             1.78         0.38         2.27         3.16         1.89
                                                 --------          --------     --------     --------     --------     --------
       Total from investment operations             (1.33)             2.03         0.61         2.44         3.35         2.01
                                                 --------          --------     --------     --------     --------     --------
Less distributions:
       Dividends from net
       investment income                            (0.40)            (0.35)       (0.13)       (0.36)       (0.27)       (0.27)
       Distributions from capital gains             (2.42)            (1.99)       (2.07)       (1.08)       (1.54)          --
                                                 --------          --------     --------     --------     --------     --------
       Total distributions                          (2.82)            (2.34)       (2.20)       (1.44)       (1.81)       (0.27)
                                                 --------          --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                   $  14.33          $  18.48     $  18.79     $  20.38     $  19.38     $  17.84
                                                 ========          ========     ========     ========     ========     ========
       TOTAL RETURN                                 (7.51%)+          12.19%        3.66%       12.24%       20.80%       12.62%
Net assets, end of period (000's)                $623,020          $725,419     $837,728     $928,564     $868,413     $726,842
Ratio of expenses to average net assets              1.01%(A)          1.02%        1.06%        1.01%        1.01%        1.01%
Ratio of net investment income to
average net assets                                   1.11%(A)          1.44%        1.14%        0.84%        1.02%        0.78%
Portfolio turnover rate                               214%(A)            43%          43%          32%          33%         169%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                            STRATEGIC GROWTH
                                                                                 TRUST
                                                                              -----------
                                                                              04/30/2001*
                                                                                  TO
                                                                              06/30/2001#
                                                                              (UNAUDITED)
                                                                              -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 12.50
Income from investment operations:
       Net realized and unrealized loss on investments and
       foreign currency transactions                                             (0.37)
                                                                               -------
       Total from investment operations                                          (0.37)
                                                                               -------
NET ASSET VALUE, END OF PERIOD                                                 $ 12.13
                                                                               =======
         TOTAL RETURN                                                            (2.96%)+
Net assets, end of period (000's)                                              $42,495
Ratio of expenses to average net assets                                           1.00%(A)
Ratio of net investment loss to average net assets                                0.23%(A)
Portfolio turnover rate                                                             40%(A)

                                                                                   GROWTH TRUST
                                                 -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                         YEARS ENDED DECEMBER 31,            07/15/1996*
                                                 06/30/2001#        --------------------------------------------           TO
                                                 (UNAUDITED)        2000#         1999         1998         1997      12/31/1996
                                                 -----------        -----         ----         ----         ----      ----------
NET  ASSET VALUE, BEGINNING OF PERIOD            $   17.74       $  26.88      $  20.50     $  17.21     $  13.73      $ 12.50
Income from investment operations:
       Net investment income (loss)                  (0.04)         (0.06)        (0.04)        0.06         0.08         0.09
       Net realized and unrealized
       gain (loss) on investments and
       foreign currency transactions                 (2.53)         (6.47)         7.46         4.00         3.40         1.23
                                                 ---------       --------      --------     --------     --------      -------
       Total from investment operations              (2.57)         (6.53)         7.42         4.06         3.48         1.32
                                                 ---------       --------      --------     --------     --------      -------
Less distributions:
       Dividends from net investment income             --             --         (0.05)       (0.07)          --        (0.09)
       Distribution from capital gains                  --          (2.61)        (0.99)       (0.70)          --           --
                                                 ---------       --------      --------     --------     --------      -------
       Total distributions                              --          (2.61)        (1.04)       (0.77)          --        (0.09)
                                                 ---------       --------      --------     --------     --------      -------
NET ASSET VALUE, END OF PERIOD                   $   15.17       $  17.74      $  26.88     $  20.50     $  17.21      $ 13.73
                                                 =========       ========      ========     ========     ========      =======

       TOTAL RETURN                                (14.49%)+       (27.29%)       37.20%       23.95%       25.35%       10.53%+
Net assets, end of period (000's)                $568,439        $637,194      $642,948     $299,994     $167,388      $56,807
Ratio of expenses to average net assets              0.91%(A)        0.90%         0.90%        0.90%        0.95%        1.01%(A)
Ratio of net investment income to
average net assets                                  (0.49%)(A)      (0.26%)       (0.18%)       0.42%        0.74%        2.57%(A)
Portfolio turnover rate                               138%(A)         147%          156%         136%         179%         215%(A)


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                 LARGE CAP GROWTH TRUST
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                           YEARS ENDED DECEMBER 31,
                                                      06/30/2001#       -----------------------------------------------------------
                                                      (UNAUDITED)        2000#        1999         1998         1997         1996
                                                       -----------     --------     --------     --------     --------     --------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $     12.58      $  17.23     $  15.26     $  14.36     $  13.45     $  12.85
Income from investment operations:
   Net investment income (loss)                              0.01         (0.01)        0.06         0.24         0.29         0.36
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions            (1.17)        (2.03)        3.52         2.43         2.01         1.21
                                                      -----------      --------     --------     --------     --------     --------
   Total from investment operations                         (1.16)        (2.04)        3.58         2.67         2.30         1.57
                                                      -----------      --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income                        --         (0.04)       (0.23)       (0.29)       (0.38)       (0.33)
   Distributions from capital gains                         (0.47)        (2.57)       (1.38)       (1.48)       (1.01)       (0.64)
                                                      -----------      --------     --------     --------     --------     --------
   Total distributions                                      (0.47)        (2.61)       (1.61)       (1.77)       (1.39)       (0.97)
                                                      -----------      --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $     10.95      $  12.58     $  17.23     $  15.26     $  14.36     $  13.45
                                                      ===========      ========     ========     ========     ========     ========
   TOTAL RETURN                                             (9.00%)+     (14.24%)      25.28%       19.12%       19.09%       13.00%
Net assets, end of period (000's)                     $   524,394      $541,693     $402,585     $262,882     $243,533     $226,699
Ratio of expenses to average net assets                      0.94%(A)     0.94%        0.94%        0.88%        0.90%        0.90%
Ratio of net investment income to average net assets         0.22%(A)    (0.01%)       0.45%        1.58%        1.99%        2.73%
Portfolio turnover rate                                       144%(A)       92%         164%          64%          91%          75%


                                                               ALL CAP VALUE
                                                                   TRUST
                                                                -------------
                                                                 04/30/2001*
                                                                      TO
                                                                 06/30/2001#
                                                                 (UNAUDITED)
                                                                 ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   12.50
Income from investment operations:
   Net investment income                                               0.02
   Net realized and unrealized loss on investments and
   foreign currency transactions                                      (0.01)
                                                                  ---------
   Total from investment operations                                    0.01
                                                                  ---------
NET ASSET VALUE, END OF PERIOD                                    $   12.51
                                                                  =========
   TOTAL RETURN                                                        0.08%+
Net assets, end of period (000's)                                 $   8,790
Ratio of expenses to average net assets                           1.22% (A)
Ratio of net investment income to average net assets              0.66% (A)
Portfolio turnover rate                                            353% (A)


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                      CAPITAL OPPORTUNITIES
                                                                              TRUST
                                                                            ----------
                                                                           04/30/2001*
                                                                                TO
                                                                           06/30/2001#
                                                                            (UNAUDITED)
                                                                            ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $    12.50
Income from investment operations:
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions                                 (0.54)
                                                                            ----------
   Total from investment operations                                              (0.54)
                                                                            ----------
NET ASSET VALUE, END OF PERIOD                                              $    11.96
                                                                            ==========
   TOTAL RETURN (B)                                                              (4.32%)+
Net assets, end of period (000's)                                           $   10,347
Ratio of expenses to average net assets                                           1.42% (A)
Ratio of expenses to average net assets after expense reductions                  1.40% (A)
Ratio of net investment income to average net assets                              0.19% (A)
Portfolio turnover rate                                                             42% (A)


                                                                                  QUANTITATIVE EQUITY TRUST
                                                         --------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                         YEARS ENDED DECEMBER 31,
                                                         06/30/2001#     ----------------------------------------------------------
                                                         (UNAUDITED)       2000#       1999         1998         1997        1996
                                                           --------      --------    --------     --------     --------    --------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $  26.26      $  28.16    $  25.22     $  22.50     $  17.33    $  17.27
Income from investment operations:
   Net realized and unrealized loss on investments and
   foreign currency transactions                               0.02          0.08        0.10         0.20         0.26        0.26
   Net realized and unrealized gain (loss)
   on investments and foreign currency transactions           (3.51)         1.81        5.26         5.42         4.91        2.83
                                                           --------      --------    --------     --------     --------    --------
   Total from investment operations                           (3.49)         1.89        5.36         5.62         5.17        3.09
                                                           --------      --------    --------     --------     --------    --------
Less distributions:
   Dividends from net investment income                       (0.06)        (0.12)      (0.18)       (0.25)          --       (0.50)
   Distributions from capital gains                           (3.28)        (3.67)      (2.24)       (2.65)          --       (2.51)
   Distributions in excess of capital gains                      --            --          --           --           --       (0.02)
                                                           --------      --------    --------     --------     --------    --------
   Total distributions                                        (3.34)        (3.79)      (2.42)       (2.90)          --       (3.03)
                                                           --------      --------    --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                             $  19.43      $  26.26    $  28.16     $  25.22     $  22.50    $  17.33
                                                                                     ========     ========     ========    ========
   TOTAL RETURN (C)                                          (12.96%)+       6.30%      22.30%       26.35%       29.83%      17.92%
Net assets, end of period (000's)                          $510,960      $612,813    $431,909     $254,475     $167,530    $ 91,900
Ratio of expenses to average net assets                       0.76%(A)       0.75%       0.76%        0.76%        0.77%       0.50%
Ratio of expenses to average net assets after expense
reductions                                                    0.76%(A)       0.75%       0.76%        0.76%        0.50%       0.50%
Ratio of net investment income to average net assets          0.14%(A)       0.28%       0.57%        1.06%        1.50%       1.81%
Portfolio turnover rate                                         97%(A)        120%        159%         225%         114%        105%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the period ended June 30, 2001, would have been lower, had operating expenses not been reduced.

(C) The total return for the year ended December 31, 1997, would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                   BLUE CHIP GROWTH TRUST
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                            YEARS ENDED DECEMBER 31,
                                                     06/30/2001#       ------------------------------------------------------------
                                                     (UNAUDITED)          2000 #        1999         1998         1997       1996
                                                      ----------       ----------    ----------   ----------    --------   --------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $    20.13       $    21.64    $    18.92   $    15.00    $  14.31   $  11.40
Income from investment operations:
   Net investment income (loss)                               --            (0.02)         0.01         0.05        0.09       0.03
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions           (2.21)           (0.50)         3.58         4.19        3.13       2.92
                                                      ----------       ----------    ----------   ----------    --------   --------
   Total from investment operations                        (2.21)           (0.52)         3.59         4.24        3.22       2.95
                                                      ----------       ----------    ----------   ----------    --------   --------
Less distributions:
   Dividends from net investment income                       --            (0.01)        (0.05)       (0.08)      (0.03)     (0.04)
   Distributions from capital gains                        (1.33)           (0.98)        (0.82)       (0.24)      (2.50)        --
                                                      ----------       ----------    ----------   ----------    --------   --------
   Total distributions                                     (1.33)           (0.99)        (0.87)       (0.32)      (2.53)     (0.04)
                                                      ----------       ----------    ----------   ----------    --------   --------
NET ASSET VALUE, END OF PERIOD                        $    16.59       $    20.13    $    21.64   $    18.92    $  15.00   $  14.31
                                                      ==========       ==========    ==========   ==========    ========   ========
   TOTAL RETURN (B)                                       (10.51)+          (2.76%)       19.43%       28.49%      26.94%     25.90%
Net assets, end of period (000's)                     $1,759,948       $1,999,039    $1,734,233   $1,141,162    $708,807   $422,571
Ratio of expenses to average net assets                     0.92%(A)         0.92%         0.94%        0.97%      0.975%     1.020%
Ratio of expenses to average net assets after
expense reductions                                          0.91%(A)         0.91%         0.94%        0.97%      0.975%     0.975%
Ratio of net investment income to average net assets       (0.03%)(A)       (0.07%)        0.06%        0.37%       0.74%      0.26%
Portfolio turnover rate                                       52%(A)           48%           42%          42%         37%       159%


                                                                                         UTILITIES
                                                                                            TRUST
                                                                                          ---------
                                                                                         04/30/2001*
                                                                                             TO
                                                                                         06/30/2001#
                                                                                         (UNAUDITED)
                                                                                          ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $   12.50
Income from investment operations:
         Net investment income                                                                 0.02
         Net realized and unrealized loss on investments
         and foreign currency transactions                                                    (1.21)
                                                                                          ---------
         Total from investment operations                                                     (1.19)
                                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                                            $   11.31
                                                                                          =========
         TOTAL RETURN                                                                         (9.52%)+
Net assets, end of period (000's)                                                         $   9,304
Ratio of expenses to average net assets                                                        1.38% (A)
Ratio of net investment income to average net assets                                           1.13% (A)
Portfolio turnover rate                                                                          54% (A)


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the six months ended June 30, 2001 and the years ended December 31, 2000 and 1996 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)


                                                                                   REAL ESTATE SECURITIES TRUST
                                                            -----------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEARS ENDED DECEMBER 31,
                                                            06/30/2001#     -------------------------------------------------------
                                                            (UNAUDITED)       2000#        1999        1998        1997       1996
                                                              --------      ---------    --------    --------    --------   -------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $  15.57      $   12.89    $  14.76    $  20.07    $  16.95   $ 15.10
Income from investment operations:
   Net investment income                                          0.32           0.67        0.78        0.78        0.80      0.74
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions                  0.41           2.53       (1.94)      (3.72)       2.32      4.31
                                                              --------      ---------    --------    --------    --------   -------
   Total from investment operations                               0.73           3.20       (1.16)      (2.94)       3.12      5.05
                                                              --------      ---------    --------    --------    --------   -------
Less distributions:
   Dividends from net investment income                          (0.50)         (0.52)      (0.71)      (0.53)         --     (1.39)
   Distributions from capital gains                                 --             --          --       (1.84)         --     (1.81)
                                                              --------      ---------    --------    --------    --------   -------
   Total distributions                                           (0.50)         (0.52)      (0.71)      (2.37)         --     (3.20)
                                                              --------      ---------    --------    --------    --------   -------
NET ASSET VALUE, END OF PERIOD                                $  15.80      $   15.57    $  12.89    $  14.76    $  20.07   $ 16.95
                                                              ========      =========    ========    ========    ========   =======
   TOTAL RETURN (B)                                            5.01% +          25.71%      (8.00%)    (16.44%)     18.41%    34.69%
Net assets, end of period (000's)                             $189,570      $ 257,641    $196,756    $161,832    $161,759   $76,220
Ratio of expenses to average net assets                           0.78%(A)       0.76%       0.77%       0.76%       0.77%     0.50%
Ratio of expenses to average net assets after expense
reductions                                                        0.78%(A)       0.76%       0.77%       0.76%       0.50%     0.50%
Ratio of net investment income to average net assets              4.32%(A)       4.89%       5.88%       5.57%       5.42%     5.22%
Portfolio turnover rate                                            147%(A)        147%        201%        122%        148%      231%


                                                                                    SMALL COMPANY VALUE TRUST
                                                                -------------------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED            YEARS ENDED DECEMBER 31,           10/01/1997 *
                                                                06/30/2001#      -----------------------------------       TO
                                                                (UNAUDITED)        2000#        1999         1998      12/31/1997
                                                                  --------       ---------    ---------    ---------   ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                             $  12.98       $   12.27    $   11.37    $   11.94    $  12.50
Income from investment operations:
   Net investment income                                              0.03            0.04         0.02         0.01        0.01
   Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                  0.76            0.69         0.89        (0.57)      (0.57)
                                                                  --------       ---------    ---------    ---------    --------
   Total from investment operations                                   0.79            0.73         0.91        (0.56)      (0.56)
                                                                  --------       ---------    ---------    ---------    --------
Less distributions:
   Dividends from net investment income                              (0.03)          (0.02)       (0.01)       (0.01)         --
                                                                  --------       ---------    ---------    ---------    --------
   Total distributions                                               (0.03)          (0.02)       (0.01)       (0.01)         --
                                                                  --------       ---------    ---------    ---------    --------
NET ASSET VALUE, END OF PERIOD                                    $  13.74       $   12.98    $   12.27    $   11.37    $  11.94
                                                                  ========       =========    =========    =========    ========
   TOTAL RETURN (C)                                                   6.08% +         5.93%        8.00%       (4.72%)    (4.48%)+
Net assets, end of period (000's)                                 $148,886       $ 115,982    $  89,167    $ 162,335    $ 67,091
Ratio of expenses to average net assets                               1.20%(A)        1.24%        1.22%        1.23%       1.19%(A)
Ratio of expenses to average net assets after expense reductions      1.19%(A)        1.24%        1.22%        1.23%       1.19%(A)
Ratio of net investment income to average net assets                  0.47%(A)        0.35%        0.15%        0.16%       0.54%(A)
Portfolio turnover rate                                                257%(A)         178%         142%         131%         81%(A)

#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended December 31, 1997 would have been lower, had operating expenses not been reduced.

(C) The total return for the six months ended June 30, 2001 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

                                                                  MID CAP VALUE
                                                                     TRUST
                                                                  -----------
                                                                  04/30/2001*
                                                                       TO
                                                                  06/30/2001#
                                                                  (UNAUDITED)
                                                                  ----------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    12.50
Income from investment operations:
         Net investment income                                          0.02
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions                  0.10
                                                                  ----------
         Total from investment operations                               0.12
                                                                  ----------
NET ASSET VALUE, END OF PERIOD                                    $    12.62
                                                                  ==========
         TOTAL RETURN                                                   0.96% +
Net assets, end of period (000's)                                 $   17,457
Ratio of expenses to average net assets                                 1.17% (A)
Ratio of net investment income to average net assets                    0.90% (A)
Portfolio turnover rate                                                   31% (A)


                                                                                            VALUE TRUST
                                                                   -------------------------------------------------------------
                                                                     SIX MONTHS
                                                                      ENDED               YEARS ENDED DECEMBER 31,       01/01/1997*
                                                                   06/30/2001#     ----------------------------------        TO
                                                                   (UNAUDITED)       2000#        1999        1998        12/31/97
                                                                   -----------     ---------   ---------    ---------    ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                              $     16.48     $   13.23   $   14.06    $   14.81    $   12.50
Income from investment operations:
         Net investment income                                            0.08          0.14        0.20         0.18         0.10
         Net realized and unrealized (loss) on investments and
         foreign currency transactions                                    0.77          3.11       (0.59)       (0.45)        2.67
                                                                   -----------     ---------   ---------    ---------    ---------
         Total From investment operations                                 0.85          3.25       (0.39)       (0.27)        2.77
                                                                   -----------     ---------   ---------    ---------    ---------
Less distributions:
         Dividends from net investment income                            (0.11)           --       (0.20)       (0.18)       (0.10)
         Distributions from capital gains                                (0.45)           --       (0.24)       (0.30)       (0.36)
                                                                   -----------     ---------   ---------    ---------    ---------
         Total distributions                                             (0.56)           --       (0.44)       (0.48)       (0.46)
                                                                   -----------     ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                     $     16.77     $   16.48   $   13.23    $   14.06    $   14.81
                                                                   ===========     =========   =========    =========    =========
         TOTAL RETURN                                                     5.30%+       24.57%      (2.79%)      (1.72%)      22.14%
Net assets, end of period (000's)                                  $   324,786     $ 189,245   $ 146,279    $ 255,554    $ 144,672
Ratio of expenses to average net assets                                   0.85%(A)      0.86%       0.87%        0.85%        0.96%
Ratio of net investment income to average net assets                      0.97%(A)      1.05%       1.12%        1.50%        1.50%
Portfolio turnover rate                                                     31%(A)        65%         54%          45%          43%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

                                                                                           EQUITY INDEX TRUST
                                                                         ------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                  YEARS ENDED DECEMBER 31,          02/14/1996*
                                                        06/30/2001#      -----------------------------------------       TO
                                                        (UNAUDITED)        2000#       1999        1998     1997     12/31/1996
                                                          --------       --------    --------    -------   -------     ------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $  16.40       $  18.13    $  15.43    $ 12.48   $ 10.69     $10.00
Income from investment operations:
   Net investment income                                      0.07           0.16        0.17       0.18      0.32       0.19
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions             (1.21)         (1.84)       3.00       3.36      3.26       1.29
                                                          --------       --------    --------    -------   -------     ------
   Total from investment operations                          (1.14)         (1.68)       3.17       3.54      3.58       1.48
                                                          --------       --------    --------    -------   -------     ------
Less distributions:
   Dividends from net investment income                      (0.16)            --       (0.17)     (0.18)    (0.32)     (0.19)
   Distributions from capital gains                          (0.24)         (0.05)      (0.30)     (0.41)    (1.47)     (0.60)
                                                          --------       --------    --------    -------   -------     ------
   Total distributions                                       (0.40)         (0.05)      (0.47)     (0.59)    (1.79)     (0.79)
                                                          --------       --------    --------    -------   -------     ------
NET ASSET VALUE, END OF PERIOD                            $  14.86       $  16.40    $  18.13    $ 15.43   $ 12.48     $10.69
                                                          ========       ========    ========    =======   =======     ======
   TOTAL RETURN (B)                                          (6.87%)+       (9.29%)     20.58%     28.56%    33.53%     14.86%+
Net assets, end of period (000's)                         $109,089       $114,154    $114,775    $63,292   $27,075     $7,818
Ratio of expenses to average net assets                       0.39%(A)       0.40%       0.41%      0.55%     0.57%      0.40%(A)
Ratio of expenses to average net assets after expense
reductions                                                    0.39%(A)       0.40%       0.40%      0.40%     0.40%      0.40%(A)
Ratio of net investment income to average net assets          0.87%(A)       0.91%       1.17%      1.70%     3.64%      4.74%(A)
Portfolio turnover rate                                          5%(A)          8%         10%         3%        7%        27%(A)

                                                                              TACTICAL ALLOCATION
                                                                                     TRUST
                                                                     --------------------------------------
                                                                     SIX MONTHS
                                                                         ENDED                  5/1/2000*
                                                                     06/30/2001#                    TO
                                                                     (UNAUDITED)                12/31/2000#
                                                                     ----------                 ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                $    11.67                 $    12.50
Income from investment operations:
   Net investment income                                                     --                       0.15
   Net realized and unrealized gain loss on investments
   and foreign currency transactions                                      (0.88)                     (0.55)
                                                                     ----------                 ----------
   Total from investment operations                                       (0.88)                     (0.40)
                                                                     ----------                 ----------
Less distributions:
   Dividends from net investment income                                      --                      (0.15)
   Distributions from capital gains                                       (0.01)                     (0.28)
                                                                     ----------                 ----------
   Total distributions                                                    (0.01)                     (0.43)
                                                                     ----------                 ----------
NET ASSET VALUE, END OF PERIOD                                       $    10.78                 $    11.67
                                                                     ==========                 ==========
   TOTAL RETURN                                                           (7.58%)+                   (3.20%)+
Net assets, end of period (000's)                                    $   64,342                 $   43,263
Ratio of expenses to average net assets                                    1.32%(A)                   1.33%(A)
Ratio of net investment income to average net assets                      (0.01%)(A)                  1.74%(A)
Portfolio turnover rate                                                      38%(A)                    133%(A)

#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the years ended 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               FUNDAMENTAL VALUE
                                                                     TRUST
                                                                  -----------
                                                                  04/30/2001*
                                                                       TO
                                                                  06/30/2001#
                                                                  (UNAUDITED)
                                                                  ----------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    12.50
Income from investment operations:
         Net investment income                                          0.01
         Net realized and unrealized loss on
         investments and foreign currency transactions                 (0.24)
                                                                  ----------
         Total from investment operations                              (0.23)
                                                                  ----------
NET ASSET VALUE, END OF PERIOD                                    $    12.27
                                                                  ==========
         TOTAL RETURN                                                  (1.84%)+
Net assets, end of period (000's)                                 $   27,556
Ratio of expenses to average net assets                                 1.12%(A)
Ratio of net investment income to average net assets                    0.70%(A)
Portfolio turnover rate                                                    8%(A)


                                                                                     GROWTH & INCOME TRUST
                                                 ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED             YEARS ENDED DECEMBER 31,
                                                  06/30/2001#    ------------------------------------------------------------------
                                                 (UNAUDITED)         2000#         1999         1998          1997          1996
                                                 ----------      ----------    ----------    ----------    ----------    ----------
NET  ASSET VALUE, BEGINNING OF PERIOD            $    28.54      $    32.67    $    28.43    $    23.89    $    19.38    $    16.37
Income from investment operations:
   Net investment income                               0.05            0.10          0.17          0.19          0.22          0.22
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions      (2.08)          (2.21)         5.12          5.98          5.73          3.41
                                                 ----------      ----------    ----------    ----------    ----------    ----------

Total from investment operations                      (2.03)          (2.11)         5.29          6.17          5.95          3.63
                                                 ----------      ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               (0.11)          (0.18)        (0.19)        (0.22)        (0.24)        (0.26)
   Distributions from capital gains                   (1.32)          (1.84)        (0.86)        (1.41)        (1.20)        (0.36)
                                                 ----------      ----------    ----------    ----------    ----------    ----------
   Total distributions                                (1.43)          (2.02)        (1.05)        (1.63)        (1.44)        (0.62)
                                                 ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                   $    25.08      $    28.54    $    32.67    $    28.43    $    23.89    $    19.38
                                                 ==========      ==========    ==========    ==========    ==========    ==========
   TOTAL RETURN                                   (6.94%) +           (7.12%)       18.87%        26.52%        32.83%        22.84%
Net assets, end of period (000's)                $2,611,513      $2,914,338    $3,187,220    $2,290,118    $1,605,387    $1,033,738
Ratio of expenses to average net assets                0.79%(A)        0.79%         0.80%         0.79%         0.79%         0.80%
Ratio of net investment income to average net
assets                                                 0.41%(A)        0.33%         0.63%         0.85%         1.14%         1.56%
Portfolio turnover rate                                  27%(A)          32%           19%           16%           34%           49%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                            U.S. LARGE CAP VALUE TRUST
                                                            ----------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                YEAR ENDED           05/01/1999*
                                                            06/30/2001#             DECEMBER 31,              TO
                                                            (UNAUDITED)                 2000#             12/31/1999
                                                            ------------            ------------          ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $      13.09            $      12.84          $      12.50
Income from investment operations:
   Net investment income                                            0.02                    0.07                  0.04
   Net realized and unrealized gain on
   investments and foreign currency transactions                    0.01                    0.29                  0.30
                                                            ------------            ------------          ------------
   Total from investment operations                                 0.03                    0.36                  0.34
                                                            ------------            ------------          ------------
Less distributions:
   Dividends from net investment income                            (0.05)                  (0.03)                   --
   Distributions from capital gains                                (0.09)                  (0.08)                   --
                                                            ------------            ------------          ------------
   Total distributions                                             (0.14)                  (0.11)                   --
                                                            ------------            ------------          ------------
NET ASSET VALUE, END OF PERIOD                              $      12.98            $      13.09          $      12.84
                                                            ============            ============          ============
   TOTAL RETURN                                                  0.31% +                 2.78% +               2.72% +
Net assets, end of period (000's)                           $    454,940            $    435,395          $    210,725
Ratio of expenses to average net assets                             0.93%(A)               0.930%                0.945%(A)
Ratio of net investment income to average net assets                0.37%(A)                0.53%                 0.64%(A)
Portfolio turnover rate                                               50%(A)                  31%                   30%(A)


                                                                                   EQUITY-INCOME TRUST
                                                          ------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED             YEARS ENDED DECEMBER 31,
                                                         06/30/2001#       -------------------------------------------------------
                                                         (UNAUDITED)        2000#       1999          1998         1997      1996
                                                          ----------       --------  ----------    ----------    --------  --------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $    16.83       $  17.05  $    17.78    $    17.24    $  15.41  $  13.81
Income from investment operations:
   Net investment income                                        0.12           0.30        0.35          0.34        0.34      0.21
   Net realized and unrealized gain on investments and
   foreign currency transactions                                0.24           1.63        0.25          1.26        3.68      2.39
                                                          ----------       --------  ----------    ----------    --------  --------
Total from investment operations                                0.36           1.93        0.60          1.60        4.02      2.60
                                                          ----------       --------  ----------    ----------    --------  --------
Less distributions:
   Dividends from net investment income                        (0.29)         (0.34)      (0.37)        (0.33)      (0.21)    (0.16)
   Distributions from capital gains                            (1.57)         (1.81)      (0.96)        (0.73)      (1.98)    (0.84)
                                                          ----------       --------  ----------    ----------    --------  --------
   Total distributions                                         (1.86)         (2.15)      (1.33)        (1.06)      (2.19)    (1.00)
                                                          ----------       --------  ----------    ----------    --------  --------
NET ASSET VALUE, END OF PERIOD                            $    15.33       $  16.83  $    17.05    $    17.78    $  17.24  $  15.41
                                                          ==========       ========  ==========    ==========    ========  ========
   TOTAL RETURN (B)                                          2.63% +          12.99%       3.40%         9.21%      29.71%    19.85%
Net assets, end of period (000's)                         $1,097,748       $965,675  $1,011,260    $1,088,342    $941,705  $599,486
Ratio of expenses to average net assets                         0.92%(A)       0.92%       0.91%         0.85%       0.85%     0.85%
Ratio of expenses to average net assets after expense
reductions                                                      0.91%(A)       0.91%       0.91%         0.85%       0.85%     0.85%
Ratio of net investment income to average net assets            1.50%(A)       1.94%       1.83%         2.13%       2.47%     1.78%
Portfolio turnover rate                                           16%(A)         34%         30%           21%         25%      158%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the six months ended June 30, 2001 and the year ended December 31, 2000 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                           INCOME & VALUE TRUST
                                                      -----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                         YEARS ENDED DECEMBER 31,
                                                      06/30/2001#     -------------------------------------------------------------
                                                      (UNAUDITED)       2000#         1999         1998         1997         1996
                                                      -----------     ---------    ---------    ---------    ---------    ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $   10.56       $   12.91    $   13.36    $   12.95    $   12.49    $   12.39
Income from investment operations:
   Net investment income                                   0.11            0.27         0.32         0.40         0.48         0.54
   Net realized and unrealized gain on
   investments and foreign currency transactions           0.02            0.33         0.77         1.51         1.29         0.60
                                                      ---------       ---------    ---------    ---------    ---------    ---------
   Total from investment operations                        0.13            0.60         1.09         1.91         1.77         1.14
                                                      ---------       ---------    ---------    ---------    ---------    ---------
Less distributions:
   Dividends from net investment income                   (0.28)          (0.33)       (0.40)       (0.46)       (0.57)       (0.52)
   Distributions from capital gains                       (0.23)          (2.62)       (1.14)       (1.04)       (0.74)       (0.52)
                                                      ---------       ---------    ---------    ---------    ---------    ---------
   Total distributions                                    (0.51)          (2.95)       (1.54)       (1.50)       (1.31)       (1.04)
                                                      ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                        $   10.18       $   10.56    $   12.91    $   13.36    $   12.95    $   12.49
                                                      =========       =========    =========    =========    =========    =========
   TOTAL RETURN                                         1.48% +            4.94%        8.52%       15.27%       15.87%        9.96%
Net assets, end of period (000's)                     $ 553,486       $ 546,311    $ 639,824    $ 618,011    $ 609,142    $ 624,821
Ratio of expenses to average net assets                    0.86%(A)        0.86%        0.86%        0.84%        0.85%        0.84%
Ratio of net investment income to average net assets       2.07%(A)        2.46%        2.39%        2.89%        3.37%        4.17%
Portfolio turnover rate                                      61%(A)          51%         165%          85%          78%          78%


                                                                                         BALANCED TRUST
                                                          ------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                  YEARS ENDED DECEMBER 31,            01/01/1997*
                                                          06/30/2001#      -----------------------------------------        TO
                                                          (UNAUDITED)         2000#          1999#         1998         12/31/97
                                                           ---------       -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $   15.46       $     17.82    $     19.40    $     19.33    $     16.41
Income from investment operations:
   Net investment income                                        0.16              0.30           0.55           0.41           0.51
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions               (1.04)            (1.87)         (0.85)          2.23           2.41
                                                           ---------       -----------    -----------    -----------    -----------
Total from investment operations                               (0.88)            (1.57)         (0.30)          2.64           2.92
                                                           ---------       -----------    -----------    -----------    -----------
Less distributions:
   Dividends from net investment income                        (0.31)            (0.62)         (0.37)         (0.48)            --
   Distributions from capital gains                               --             (0.17)         (0.91)         (2.09)            --
                                                           ---------       -----------    -----------    -----------    -----------
   Total distributions                                         (0.31)            (0.79)         (1.28)         (2.57)            --
                                                                                          -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                             $   14.27       $     15.46    $     17.82    $     19.40    $     19.33
                                                           =========       ===========    ===========    ===========    ===========
   TOTAL RETURN                                                (5.63%)+          (9.33%)        (1.65%)        14.25%         17.79%
Net assets, end of period (000's)                          $ 188,872       $   201,965    $   258,158    $   254,454    $   177,045
Ratio of expenses to average net assets                         0.84%(A)          0.86%          0.87%          0.87%          0.88%
Ratio of net investment income to average net assets            2.10%(A)          1.76%          2.98%          2.71%          2.97%
Portfolio turnover rate                                          278%(A)           132%           215%           199%           219%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  HIGH YIELD TRUST
                                                      --------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED             YEARS ENDED DECEMBER 31,                  01/01/1997*
                                                      06/30/2001#       -----------------------------------------        TO
                                                      (UNAUDITED)          2000#           1999           1998        12/31/97
                                                      -----------       -----------    -----------    -----------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $     11.65       $     12.83    $     12.92    $     13.56    $     12.50
Income from investment operations:
   Net investment income                                     0.57              1.26           1.14           0.91           0.46
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions            (0.83)            (2.40)         (0.12)         (0.53)          1.13
                                                      -----------       -----------    -----------    -----------    -----------
   Total from investment operations                         (0.26)            (1.14)          1.02           0.38           1.59
                                                      -----------       -----------    -----------    -----------    -----------
Less distributions:
   Dividends from net investment income                     (1.19)            (0.04)         (1.11)         (0.89)         (0.46)
   Distributions from capital gains                            --                --             --          (0.13)         (0.07)
                                                      -----------       -----------    -----------    -----------    -----------
   Total distributions                                      (1.19)            (0.04)         (1.11)         (1.02)         (0.53)
                                                      -----------       -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                        $     10.20       $     11.65    $     12.83    $     12.92    $     13.56
                                                      ===========       ===========    ===========    ===========    ===========
   TOTAL RETURN                                             (2.42%)+          (8.97%)         8.00%          2.78%         12.68%
Net assets, end of period (000's)                     $   288,979       $   238,207    $   241,054    $   192,354    $    92,748
Ratio of expenses to average net assets                      0.83%(A)          0.84%          0.84%          0.84%          0.89%
Ratio of net investment income to average net assets        10.10%(A)         10.15%          8.59%          8.34%          7.40%
Portfolio turnover rate                                        56%(A)            57%            62%            94%            75%


                                                                                     STRATEGIC BOND TRUST
                                                          ------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                         YEARS ENDED DECEMBER 31,
                                                          06/30/2001#     --------------------------------------------------------
                                                          (UNAUDITED)      2000#        1999        1998        1997        1996
                                                           --------       --------    --------    --------    --------    --------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $  10.92       $  11.14    $  11.72    $  12.38    $  11.94    $  11.26
Income from investment operations:
   Net investment income                                       0.37           0.87        1.00        0.76        0.67        0.62
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions              (0.09)         (0.11)      (0.75)      (0.59)       0.57        0.92
                                                           --------       --------    --------    --------    --------    --------
   Total from investment operations                            0.28           0.76        0.25        0.17        1.24        1.54
                                                           --------       --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income                       (0.84)         (0.98)      (0.83)      (0.71)      (0.71)      (0.86)
   Distributions from capital gains                              --             --          --       (0.12)      (0.09)         --
                                                           --------       --------    --------    --------    --------    --------
   Total distributions                                        (0.84)         (0.98)      (0.83)      (0.83)      (0.80)      (0.86)
                                                           --------       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $  10.36       $  10.92    $  11.14    $  11.72    $  12.38    $  11.94
                                                           ========       ========    ========    ========    ========    ========
   TOTAL RETURN                                                2.48%+         7.28%       2.22%       1.31%      10.98%      14.70%
Net assets, end of period (000's)                          $308,354       $333,293    $368,380    $443,414    $365,590    $221,277
Ratio of expenses to average net assets                        0.85%(A)       0.87%       0.87%       0.85%       0.87%       0.86%
Ratio of net investment income to average net assets           6.87%(A)       8.15%       8.15%       7.59%       7.54%       8.20%
Portfolio turnover rate                                          86%(A)        175%        107%        209%        131%        165%


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

                                                                                    GLOBAL BOND TRUST
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED             YEARS ENDED DECEMBER 31,
                                                       06/30/2001#    ------------------------------------------------------------
                                                       (UNAUDITED)      2000#        1999         1998         1997        1996
                                                        -------       ---------    --------    ---------    ---------    ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $ 11.42       $   11.60    $  13.73    $   14.07    $   14.97    $   14.56
Income from investment operations:
   Net investment income                                   0.19            0.51        0.67         0.81         0.93         0.93
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions          (0.71)          (0.33)      (1.55)        0.20        (0.57)        0.79
                                                        -------       ---------    --------    ---------    ---------    ---------
   Total from investment operations                       (0.52)           0.18       (0.88)        1.01         0.36         1.72
                                                        -------       ---------    --------    ---------    ---------    ---------
Less distributions:
   Dividends from net investment income                      --           (0.36)      (1.25)       (0.95)       (1.23)       (1.31)
   Distributions from capital gains                          --              --          --        (0.40)       (0.03)          --
                                                        -------       ---------    --------    ---------    ---------    ---------
   Total distributions                                       --           (0.36)      (1.25)       (1.35)       (1.26)       (1.31)
                                                        -------       ---------    --------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                          $ 10.90       $   11.42    $  11.60    $   13.73    $   14.07    $   14.97
                                                        =======       =========    ========    =========    =========    =========
   TOTAL RETURN                                           (4.55%)+         1.68%      (6.67%)       7.61%        2.95%       13.01%
Net assets, end of period (000's)                       $96,925       $ 116,370    $145,992    $ 196,990    $ 216,117    $ 249,793
Ratio of expenses to average net assets                    1.02%(A)        1.00%       0.98%        0.94%        0.93%        0.90%
Ratio of net investment income to average net assets       3.45%(A)        4.61%       4.38%        5.46%        5.87%        6.38%
Portfolio turnover rate                                     569%(A)         644%        471%         140%         160%         167%


                                                                                       TOTAL RETURN TRUST
                                                                      ------------------------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED              YEAR ENDED          05/01/1999*
                                                                      06/30/2001#           DECEMBER 31,            TO
                                                                      (UNAUDITED)              2000#            12/31/1999
                                                                     ------------           ------------        ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                                $      13.33           $      12.37        $      12.50
Income from investment operations:
         Net investment income                                               0.34                   0.79                0.35
         Net realized and unrealized loss on investments and
         foreign currency transactions                                      (0.04)                  0.48               (0.48)
                                                                     ------------           ------------        ------------
         Net realized and unrealized gain (loss) on investments
         and foreign currency transactions                                   0.30                   1.27               (0.13)
                                                                     ------------           ------------        ------------
Less distributions:
         Dividends from net investment income                               (0.57)                 (0.31)                 --
                                                                     ------------           ------------        ------------
         Total distributions                                                (0.57)                 (0.31)                 --
                                                                     ------------           ------------        ------------
NET ASSET VALUE, END OF PERIOD                                       $      13.06           $      13.33        $      12.37
                                                                     ============           ============        ============
         TOTAL RETURN                                                      1.88%+                  10.49%              (1.04%)+
Net assets, end of period (000's)                                    $    504,600           $    387,647        $    240,016
Ratio of expenses to average net assets                                     0.840%(A)              0.840%         0.835% (A)
Ratio of net investment income to average net assets                         5.20%(A)               6.23%          5.72% (A)
Portfolio turnover rate                                                       158%(A)                551%            95% (A)


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)


                                                                                   INVESTMENT QUALITY BOND TRUST
                                                        --------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED             YEARS ENDED DECEMBER 31,
                                                        06/30/2001#     ----------------------------------------------------------
                                                        (UNAUDITED)       2000#        1999        1998         1997        1996
                                                         --------       --------     --------    --------     --------    --------
NET  ASSET VALUE, BEGINNING OF PERIOD                    $  11.74       $  11.60     $  12.46    $  12.13     $  11.89    $  12.32
Income from investment operations:
         Net investment income                               0.39           0.79         0.81        0.62         0.77        0.77
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions       0.04           0.24        (1.02)       0.40         0.30       (0.50)
                                                         --------       --------     --------    --------     --------    --------
         Total from investment operations                    0.43           1.03        (0.21)       1.02         1.07        0.27
                                                         --------       --------     --------    --------     --------    --------
Less distributions:
         Dividends from net investment income               (0.72)         (0.89)       (0.65)      (0.69)       (0.83)      (0.70)
                                                         --------       --------     --------    --------     --------    --------
         Total distributions                                (0.72)         (0.89)       (0.65)      (0.69)       (0.83)      (0.70)
                                                         --------       --------     --------    --------     --------    --------
NET ASSET VALUE, END OF PERIOD                           $  11.45       $  11.74     $  11.60    $  12.46     $  12.13    $  11.89
                                                         ========       ========     ========    ========     ========    ========
         TOTAL RETURN                                        3.62%+         9.40%       (1.79%)      8.73%        9.75%       2.58%
Net assets, end of period (000's)                        $359,145       $282,725     $288,594    $312,111     $188,545    $152,961
Ratio of expenses to average net assets                      0.74%(A)       0.73%        0.77%       0.72%        0.74%       0.73%
Ratio of net investment income to average net assets         6.66%(A)       6.95%        6.79%       6.89%        7.15%       6.95%
Portfolio turnover rate                                        44%(A)         35%          36%         41%          47%         68%


                                                                                   DIVERSIFIED BOND TRUST
                                                         -------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                      YEARS ENDED DECEMBER 31,
                                                         06/30/2001#      --------------------------------------------------------
                                                         (UNAUDITED)        2000#       1999        1998        1997        1996
                                                           --------       --------    --------    --------    --------    --------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $  10.47       $  10.82    $  11.83    $  11.78    $  11.64    $  11.59
Income from investment operations:
   Net investment income                                       0.30           0.66        0.56        0.51        0.54        0.57
   Net realized and unrealized loss on investments and
   foreign currency transactions                              (0.02)          0.34       (0.46)       0.69        0.67        0.20
                                                           --------       --------    --------    --------    --------    --------
   Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           0.28           1.00        0.10        1.20        1.21        0.77
                                                           --------       --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income                       (0.59)         (0.58)      (0.49)      (0.55)      (0.59)      (0.56)
   Distributions from capital gains                              --          (0.77)      (0.62)      (0.60)      (0.48)      (0.16)
                                                           --------       --------    --------    --------    --------    --------
   Total distributions                                        (0.59)         (1.35)      (1.11)      (1.15)      (1.07)      (0.72)
                                                           --------       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $  10.16       $  10.47    $  10.82    $  11.83    $  11.78    $  11.64
                                                           ========       ========    ========    ========    ========    ========
   TOTAL RETURN                                                2.74%+        10.32%       0.72%      10.68%      11.44%       7.03%
Net assets, end of period (000's)                          $221,299       $212,462    $218,868    $196,800    $204,348    $208,466
Ratio of expenses to average net assets                        0.81%(A)       0.81%       0.84%       0.89%       0.89%       0.87%
Ratio of net investment income to average net assets           5.81%(A)       6.50%       5.18%       4.03%       4.39%       4.59%
Portfolio turnover rate                                         133%(A)         76%        173%        125%         86%         73%


#     Net investment income has been calculated using the average shares method.

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)


                                                                                U.S. Government Securities Trust
                                                      -----------------------------------------------------------------------------
                                                      Six Months
                                                         Ended             Years Ended December 31,
                                                      06/30/2001#       -----------------------------------------------------------
                                                      (Unaudited)        2000#         1999         1998         1997        1996
                                                        --------        --------     --------     --------     --------    --------
Net  asset value, beginning of period                   $  13.57        $  13.24     $  13.82     $  13.50     $  13.32    $  13.65
Income from investment operations:
   Net investment income                                    0.39            0.85         0.74         0.79         0.75        0.83
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions           (0.01)           0.50        (0.77)        0.18         0.31       (0.41)
                                                        --------        --------     --------     --------     --------    --------
   Total from investment operations                         0.38            1.35        (0.03)        0.97         1.06        0.42
                                                        --------        --------     --------     --------     --------    --------
Less distributions:
   Dividends from net investment income                    (0.77)          (1.02)       (0.55)       (0.65)       (0.88)      (0.75)
                                                        --------        --------     --------     --------     --------    --------
   Total distributions                                     (0.77)          (1.02)       (0.55)       (0.65)       (0.88)      (0.75)
                                                        --------        --------     --------     --------     --------    --------
Net asset value, end of period                          $  13.18        $  13.57     $  13.24     $  13.82     $  13.50    $  13.32
                                                        ========        ========     ========     ========     ========    ========
   Total return                                             2.82%+         10.87%       (0.23%)       7.49%        8.47%       3.38%
Net assets, end of period (000's)                       $438,119        $333,163     $363,269     $363,615     $251,277    $204,053
Ratio of expenses to average net assets                     0.71%(A)        0.72%        0.72%        0.72%        0.72%       0.71%
Ratio of net investment income to average net assets        5.85%(A)        6.56%        6.03%        5.92%        6.27%       6.36%
Portfolio turnover rate                                       22%(A)          58%          40%         287%         110%        178%


                                                                                        Money Market Trust
                                                          -----------------------------------------------------------------------
                                                           Six Months
                                                             Ended             Years Ended December 31,
                                                          06/30/2001#       -----------------------------------------------------
                                                          (Unaudited)        2000#       1999         1998      1997       1996
                                                           ----------       --------  ----------    --------  --------  ---------
Net  asset value, beginning of period                      $    10.00       $  10.00  $    10.00    $  10.00  $  10.00  $   10.00
Income from investment operations:
   Net investment income                                         0.22           0.57        0.45        0.50      0.50       0.49
                                                           ----------       --------  ----------    --------  --------  ---------
   Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             0.22           0.57        0.45        0.50      0.50       0.49
                                                           ----------       --------  ----------    --------  --------  ---------
Less distributions:
   Dividends from net investment income                         (0.22)         (0.57)      (0.45)      (0.50)    (0.50)     (0.49)
                                                           ----------       --------  ----------    --------  --------  ---------
   Total distributions                                          (0.22)         (0.57)      (0.45)      (0.50)    (0.50)     (0.49)
                                                           ----------       --------  ----------    --------  --------  ---------
Net asset value, end of period                             $    10.00       $  10.00  $    10.00    $  10.00  $  10.00  $   10.00
                                                           ==========       ========  ==========    ========  ========  =========
   Total return                                                  2.28%+         5.88%       4.60%       5.03%     5.15%      5.05%
Net assets, end of period (000's)                          $1,139,318       $950,155  $1,084,859    $609,837  $439,714  $ 363,566
Ratio of expenses to average net assets                          0.54%(A)       0.54%       0.55%       0.55%     0.54%      0.55%
Ratio of net investment income to average net assets             4.51%(A)       5.71%       4.54%       4.94%     5.03%      4.97%


#     Net investment income has been calculated using the average shares method.

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
--------------------------------------------------------------------------------

                                                                      Small Cap Index Trust
                                                                   ----------------------------
                                                                   Six Months
                                                                      Ended          5/1/2000*
                                                                   06/30/2001#           to
                                                                   (Unaudited)      12/31/2000#
                                                                   -----------      -----------
Net asset value, beginning of period                               $    11.29       $    12.50
Income from investment operations:
     Net investment income                                               0.13             0.46
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                       0.59            (1.26)
                                                                   ----------       ----------
     Total from investment operations                                    0.72            (0.80)
                                                                   ----------       ----------
Less distributions:
     Dividends from net investment income                                  --            (0.41)
                                                                   ----------       ----------
     Total distributions                                                   --            (0.41)
                                                                   ----------       ----------
Net asset value, end of period                                     $    12.01       $    11.29
                                                                   ==========       ==========
     Total return(B)                                                     6.38%+          (6.38%)+
Net assets, end of period (000's)                                  $   49,971       $   34,825
Ratio of expenses to average net assets                                  0.60%(A)         0.65%(A)
Ratio of expenses to average net assets after expense reductions         0.60%(A)         0.60%(A)
Ratio of net investment income to average net assets                     2.42%(A)         5.63%(A)
Portfolio turnover rate                                                     7%(A)            1%(A)

--------------------------------------------------------------------------------


                                                                     International Index Trust
                                                                   -----------------------------
                                                                    Six Months
                                                                      Ended           5/1/2000*
                                                                   06/30/2001#           to
                                                                   (Unaudited)       12/31/2000#
                                                                   -----------       -----------
Net asset value, beginning of period                               $    11.11        $    12.50
Income from investment operations:
     Net realized and unrealized loss on investments and
     foreign currency transactions                                       0.10              0.09
     Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                                  (1.74)            (1.32)
                                                                   ----------        ----------
     Total from investment operations                                   (1.64)            (1.23)
                                                                   ----------        ----------
Less distributions:
     Dividends from net investment income                                  --             (0.16)
                                                                   ----------        ----------
     Total distributions                                                   --             (0.16)
                                                                   ----------        ----------
Net asset value, end of period                                     $     9.47        $    11.11
                                                                   ==========        ==========
     Total return(B)                                                   (14.75%)+          (9.84%)+
Net assets, end of period (000's)                                  $   48,264        $   49,180
Ratio of expenses to average net assets                                  0.63%(A)          0.65%(A)
Ratio of expenses to average net assets after expense reductions         0.60%(A)          0.60%(A)
Ratio of net investment income to average net assets                     1.96%(A)          1.17%(A)
Portfolio turnover rate                                                     7%(A)             8%(A)


#   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2001 and the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
--------------------------------------------------------------------------------


                                                                       Mid Cap Index Trust
                                                                   -----------------------------
                                                                   Six Months
                                                                      Ended           5/1/2000*
                                                                   06/30/2001#           to
                                                                   (Unaudited)       12/31/2000#
                                                                   -----------       -----------
Net asset value, beginning of period                               $    13.11        $    12.50
Income from investment operations:
     Net investment income                                               0.07              0.10
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions                      (0.05)             0.77
                                                                   ----------        ----------
     Total from investment operations                                    0.02              0.87
                                                                   ----------        ----------
Less distributions:
     Dividends from net investment income                                  --             (0.08)
     Distributions from capital gains                                      --             (0.18)
                                                                   ----------        ----------
     Total distributions                                                   --             (0.26)
                                                                   ----------        ----------
Net asset value, end of period                                     $    13.13        $    13.11
                                                                   ==========        ==========
     Total return(B)                                                     0.15%             7.15%+
Net assets, end of period (000's)                                  $   45,886        $   32,007
Ratio of expenses to average net assets                                  0.61%(A)          0.69%(A)
Ratio of expenses to average net assets after expense reductions         0.60%(A)          0.60%(A)
Ratio of net investment income to average net assets                     1.14%(A)          1.17%(A)
Portfolio turnover rate                                                    46%(A)            49%(A)

--------------------------------------------------------------------------------

                                                                        Total Stock Market
                                                                            Index Trust
                                                                   -----------------------------
                                                                   Six Months
                                                                      Ended           5/1/2000*
                                                                   06/30/2001#           to
                                                                   (Unaudited)       12/31/2000#
                                                                   -----------       -----------
Net asset value, beginning of period                               $    11.14        $    12.50
Income from investment operations:
     Net investment income                                               0.05              0.08
     Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                                  (0.73)            (1.33)
                                                                   ----------        ----------
     Total from investment operations                                   (0.68)            (1.25)
                                                                   ----------        ----------
Less distributions:
     Dividends from net investment income                                  --             (0.06)
     Distributions from capital gains                                      --             (0.05)
                                                                   ----------        ----------
     Total distributions                                                   --             (0.11)
                                                                   ----------        ----------
Net asset value, end of period                                     $    10.46        $    11.14
                                                                   ==========        ==========
     Total return(C)                                                    (6.10%)+         (10.04%)+
Net assets, end of period (000's)                                  $   68,063        $   56,390
Ratio of expenses to average net assets                                  0.59%(A)          0.62%(A)
Ratio of expenses to average net assets after expense reductions         0.59%(A)          0.60%(A)
Ratio of net investment income to average net assets                     0.91%(A)          0.93%(A)
Portfolio turnover rate                                                     7%(A)            16%(A)


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2001 and the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.

(C) The total return for the period ended December 31, 2000 would have been lower had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
--------------------------------------------------------------------------------


                                                               500 Index Trust
                                                       ------------------------------
                                                       Six Months
                                                          Ended            5/1/2000*
                                                       06/30/2001#            to
                                                       (Unaudited)        12/31/2000#
                                                       -----------        -----------
Net  asset value, beginning of period                  $     11.28        $     12.50
Income from investment operations:
     Net investment income                                    0.04               0.09
     Net realized and unrealized loss on
     investments and foreign currency transactions           (0.83)             (1.29)
                                                       -----------        -----------
     Total from investment operations                        (0.79)             (1.20)
                                                       -----------        -----------
Less distributions:
     Dividends from net investment income                       --              (0.02)
                                                       -----------        -----------
     Total distributions                                        --              (0.02)
                                                       -----------        -----------
Net asset value, end of period                         $     10.49        $     11.28
                                                       ===========        ===========
     Total return                                            (7.00%)+           (9.57%)+
Net assets, end of period (000's)                      $   727,103        $   680,264
Ratio of expenses to average net assets                       0.56%(A)           0.55%(A)
Ratio of net investment income to average net assets          0.76%(A)           1.08%(A)
Portfolio turnover rate                                          1%(A)              6%(A)

--------------------------------------------------------------------------------

                                                                                     Lifestyle Aggressive 1000 Trust
                                                                   ---------------------------------------------------------------
                                                                   Six Months
                                                                      Ended             Years Ended December 31,       01/07/1997*
                                                                   06/30/2001#     ---------------------------------       to
                                                                   (Unaudited)       2000#        1999        1998     12/31/1997
                                                                   -----------     --------     --------    --------   ----------
Net  asset value, beginning of period                              $  13.09        $  14.54     $  13.39    $  13.47    $  12.50
Income from investment operations:
     Net investment income                                             0.04            0.05         0.08        0.07        0.05
     Net realized and unrealized gain (loss) on investments           (1.16)          (0.78)        1.77        0.62        1.26
                                                                   --------        --------     --------    --------    --------
     Total from investment operations                                 (1.12)          (0.73)        1.85        0.69        1.31
                                                                   --------        --------     --------    --------    --------
Less distributions:
     Dividends from net investment income                             (0.04)          (0.05)       (0.08)      (0.07)      (0.05)
     Distributions from capital gains                                 (0.91)          (0.67)       (0.62)      (0.70)      (0.29)
                                                                   --------        --------     --------    --------    --------
     Total distributions                                              (0.95)          (0.72)       (0.70)      (0.77)      (0.34)
                                                                   --------        --------     --------    --------    --------
Net asset value, end of period                                     $  11.02        $  13.09     $  14.54    $  13.39    $  13.47
                                                                   ========        ========     ========    ========    ========
     Total return(B)                                                  (7.99%)         (5.11%)      14.61%       4.86%      10.89%+
Net assets, end of period (000's)                                  $172,025        $148,693     $ 93,073    $ 80,525    $ 49,105
Ratio of expenses to average net assets                               0.092%(A)       0.075%        0.03%       0.02%       0.03%(A)
Ratio of expenses to average net assets after expense reductions      0.075%(A)        0.05%        0.00%       0.00%       0.00%(A)
Ratio of net investment income to average net assets                   8.81%(A)        0.33%        0.64%       0.48%       1.29%(A)
Portfolio turnover rate                                                 121%(A)         104%         136%         59%         67%(A)


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2001 and the periods ended December 31, 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
--------------------------------------------------------------------------------


                                                                                         Lifestyle Growth 820 Trust
                                                                   --------------------------------------------------------------
                                                                   Six Months
                                                                      Ended            Years Ended December 31,        01/07/1997*
                                                                   06/30/2001#     --------------------------------        to
                                                                   (Unaudited)       2000#       1999        1998      12/31/1997
                                                                   -----------     --------    --------    --------    ----------
Net asset value, beginning of period                               $  13.59        $  15.18    $  13.78    $  13.77    $  12.50
Income from investment operations:
     Net investment income                                             0.18            0.13        0.23        0.24        0.30
     Net realized and unrealized gain (loss) on
     investments                                                      (1.01)          (0.57)       1.94        0.63        1.38
                                                                   --------        --------    --------    --------    --------
     Total from investment operations                                 (0.83)          (0.44)       2.17        0.87        1.68
                                                                   --------        --------    --------    --------    --------
Less distributions:
     Dividends from net investment income                             (0.18)          (0.13)      (0.23)      (0.24)      (0.30)
     Distributions from capital gains                                 (0.91)          (1.02)      (0.54)      (0.62)      (0.11)
                                                                   --------        --------    --------    --------    --------
     Total distributions                                              (1.09)          (1.15)      (0.77)      (0.86)      (0.41)
                                                                   --------        --------    --------    --------    --------
Net asset value, end of period                                     $  11.67        $  13.59    $  15.18    $  13.78    $  13.77
                                                                   ========        ========    ========    ========    ========
     Total return(B)                                                  (5.64%)+        (3.05%)     16.56%       6.20%      13.84%+
Net assets, end of period (000's)                                  $621,876        $545,106    $414,257    $380,309    $217,158
Ratio of expenses to average net assets                               0.081%(A)        0.06%       0.04%       0.02%       0.03%(A)
Ratio of expenses to average net assets after expense reductions      0.075%(A)        0.05%       0.00%       0.00%       0.00%(A)
Ratio of net investment income to average net assets                  10.56%(A)        0.94%       1.73%       1.74%       2.44%(A)
Portfolio turnover rate                                                 120%(A)         102%        127%         49%         51%(A)

--------------------------------------------------------------------------------


                                                                                     Lifestyle Balanced 640 Trust
                                                                   --------------------------------------------------------------
                                                                   Six Months
                                                                      Ended            Years Ended December 31,        01/07/1997*
                                                                   06/30/2001#     --------------------------------        to
                                                                   (Unaudited)       2000#       1999        1998      12/31/1997
                                                                   -----------     --------    --------    --------    ----------
Net asset value, beginning of period                               $  13.53        $  14.24    $  13.49    $  13.56    $  12.50
Income from investment operations:
     Net investment income                                             0.35            0.26        0.39        0.31        0.50
     Net realized and unrealized gain (loss) on investments           (0.82)           0.06        1.20        0.47        1.19
                                                                   --------        --------    --------    --------    --------
     Total from investment operations                                 (0.47)           0.32        1.59        0.78        1.69
                                                                   --------        --------    --------    --------    --------
Less distributions:
     Dividends from net investment income                             (0.35)          (0.26)      (0.39)      (0.31)      (0.50)
     Distributions from capital gains                                 (0.69)          (0.77)      (0.45)      (0.54)      (0.13)
                                                                   --------        --------    --------    --------    --------
     Total distributions                                              (1.04)          (1.03)      (0.84)      (0.85)      (0.63)
                                                                   --------        --------    --------    --------    --------
Net asset value, end of period                                     $  12.02        $  13.53    $  14.24    $  13.49    $  13.56
                                                                   ========        ========    ========    ========    ========
     Total return(B)                                                  (3.16%)+         2.45%      12.42%       5.72%      14.11%+
Net assets, end of period (000's)                                  $622,255        $545,718    $416,706    $377,531     186,653
Ratio of expenses to average net assets                               0.081%(A)        0.06%       0.03%       0.02%       0.03%(A)
Ratio of expenses to average net assets after expense reductions      0.075%(A)        0.05%       0.00%       0.00%       0.00%(A)
Ratio of net investment income to average net assets                  11.20%(A)        1.87%       2.93%       2.21%       3.24%(A)
Portfolio turnover rate                                                  92%(A)          85%        126%         52%         44%(A)


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2001 and the periods ended December 31, 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
--------------------------------------------------------------------------------


                                                                                     Lifestyle Moderate 460 Trust
                                                                   --------------------------------------------------------------
                                                                   Six Months
                                                                      Ended            Years Ended December 31,        01/07/1997*
                                                                   06/30/2001#     --------------------------------        to
                                                                   (Unaudited)       2000#       1999        1998      12/31/1997
                                                                   -----------     --------    --------    --------    ----------
Net asset value, beginning of period                               $  13.01        $  14.13    $  13.91    $  13.35    $  12.50
Income from investment operations:
     Net investment income                                             0.44            0.58        0.41        0.45        0.65
     Net realized and unrealized gain (loss) on
     investments                                                      (0.57)          (0.07)       0.65        0.84        0.98
                                                                   --------        --------    --------    --------    --------
     Total from investment operations                                 (0.13)           0.51        1.06        1.29        1.63
                                                                   --------        --------    --------    --------    --------
Less distributions:
     Dividends from net investment income                             (0.44)          (0.58)      (0.41)      (0.45)      (0.65)
     Distributions from capital gains                                 (0.29)          (1.05)      (0.43)      (0.28)      (0.13)
                                                                   --------        --------    --------    --------    --------
     Total distributions                                              (0.73)          (1.63)      (0.84)      (0.73)      (0.78)
                                                                   --------        --------    --------    --------    --------
Net asset value, end of period                                     $  12.15        $  13.01    $  14.13    $  13.91    $  13.35
                                                                   ========        ========    ========    ========    ========
     Total return(B)                                                  (0.81%)+         4.26%       7.89%       9.76%      13.70%+
Net assets, end of period (000's)                                  $207,475        $182,038    $167,500    $138,128    $ 52,746
Ratio of expenses to average net assets                                0.09%(A)       0.075%       0.04%       0.05%       0.03%(A)
Ratio of expenses to average net assets after expense reductions      0.075%(A)        0.05%       0.00%       0.00%       0.00%(A)
Ratio of net investment income to average net assets                  11.30%(A)        4.37%       2.92%       3.03%       3.91%(A)
Portfolio turnover rate                                                 130%(A)          86%        109%         45%         39%(A)

--------------------------------------------------------------------------------


                                                                                  Lifestyle Conservative 280 Trust
                                                                   --------------------------------------------------------------
                                                                   Six Months
                                                                      Ended            Years Ended December 31,        01/07/1997*
                                                                   06/30/2001#     --------------------------------        to
                                                                   (Unaudited)       2000#       1999        1998      12/31/1997
                                                                   -----------     --------    --------    --------    ----------
Net asset value, beginning of period                               $  13.17        $  13.15     $  13.53    $  13.01   $  12.50
Income from investment operations:
     Net investment income                                             0.52            0.51         0.60        0.50       0.76
     Net realized and unrealized gain (loss) on investments           (0.36)           0.41        (0.05)       0.79       0.67
                                                                   --------        --------     --------    --------   --------
     Total from investment operations                                  0.16            0.92         0.55        1.29       1.43
                                                                   --------        --------     --------    --------   --------
Less distributions:
     Dividends from net investment income                             (0.52)          (0.51)       (0.60)      (0.50)     (0.76)
     Distributions from capital gains                                 (0.09)          (0.39)       (0.33)      (0.27)     (0.16)
                                                                   --------        --------     --------    --------   --------
     Total distributions                                              (0.61)          (0.90)       (0.93)      (0.77)     (0.92)
                                                                   --------        --------     --------    --------   --------
Net asset value, end of period                                     $  12.72        $  13.17     $  13.15    $  13.53   $  13.01
                                                                   ========        ========     ========    ========   ========
     Total return(B)                                                   1.21%+          7.62%        4.21%      10.20%     12.15%+
Net assets, end of period (000's)                                  $127,648        $105,627     $106,435    $ 78,404   $ 19,750
Ratio of expenses to average net assets                               0.097%(A)       0.082%        0.03%       0.03%      0.03%(A)
Ratio of expenses to average net assets after expense reductions      0.075%(A)        0.05%        0.00%       0.00%      0.00%(A)
Ratio of net investment income to average net assets                   8.77%(A)        4.00%        4.40%       2.98%      3.95%(A)
Portfolio turnover rate                                                  57%(A)          53%          93%         32%        38%(A)


#    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the six months ended June 30, 2001 and the periods ended December 31, 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

INTERNET TECHNOLOGIES TRUST

                                                                SHARES            VALUE
                                                                ------            -----
COMMON STOCKS - 88.53%
BROADCASTING - 1.61%
Charter Communications, Inc., Class A *                        34,200          $  798,570
                                                                                ---------

BUSINESS SERVICES - 4.19%
Diamondcluster International, Inc., Class A *                  14,400             183,312
Entrust Technologies, Inc. *                                   12,900              91,461
TMP Worldwide, Inc. *                                          30,000           1,800,000
                                                                                ---------
                                                                                2,074,773
COMPUTERS & BUSINESS EQUIPMENT - 16.84%
Brocade Communications Systems, Inc. *                         13,000             571,870
Cisco Systems, Inc. *                                         104,000           1,892,800
Dell Computer Corp. *                                          44,400           1,161,060
EMC Corp. *                                                    47,100           1,368,255
Internet Security Systems, Inc. *                              49,300           2,394,008
McDATA Corp., Class A *                                        13,710             240,611
ONI Systems Corp. *                                            21,300             594,270
Research In Motion, Ltd. *                                      3,800             122,550
                                                                                ---------
                                                                                8,345,424
ELECTRONICS - 0.89%
Foundry Networks, Inc. *                                       22,200             443,556
                                                                                ---------
FINANCIAL SERVICES - 2.52%
Charles Schwab Corp.                                           61,000             933,300
ETrade Group, Inc. *                                           48,800             314,760
                                                                                ---------
                                                                                1,248,060
INTERNET CONTENT - 18.06%
Check Point Software Technologies, Ltd. *                      37,400           1,891,318
CMGI, Inc. *                                                   38,600             115,800
CNET Networks, Inc. *                                          73,000             949,000
Critical Path, Inc. *                                          41,600              42,432
DoubleClick, Inc. *                                           122,000           1,703,120
Equinix, Inc. *                                                29,400              31,458
HomeStore.com, Inc. *                                          42,400           1,482,304
Infospace.com *                                               165,600             635,904
Inktomi Corp. *                                                21,000             201,390
Lifeminders, Inc. *                                            25,300              39,974
Looksmart, Ltd. *                                              20,000              21,000
Multex Systems, Inc. *                                         28,100             456,625
Vicinity Corp. *                                               56,400              97,008
Yahoo, Inc. *                                                  64,150           1,282,358
                                                                                ---------
                                                                                8,949,691
INTERNET RETAIL - 5.35%
eBay, Inc. *                                                   38,700           2,650,563
                                                                                ---------
INTERNET SERVICE PROVIDER - 1.12%
GoTo.com, Inc. *                                               28,500             554,325
                                                                                ---------

INTERNET SOFTWARE - 3.62%
Digex, Inc., Class A *                                         23,400             304,200
Exodus Communications, Inc. *                                  19,000              39,140
Genuity, Inc., Class A *                                       64,000             199,680
TIBCO Software, Inc. *                                         29,800             380,546
Tumbleweed Communications Corp. *                              16,500              62,535
Vignette Corp. *                                               91,000             807,170
                                                                                ---------
                                                                                1,793,271
LEISURE TIME - 7.12%
AOL Time Warner, Inc.*                                         66,600           3,529,800
                                                                                ---------

RETAIL TRADE - 0.12%
Sportsline USA, Inc. *                                         27,000              62,100
                                                                                ---------


SEMICONDUCTORS - 0.41%
Applied Micro Circuits Corp. *                                 11,700          $  201,240
                                                                                ---------

SOFTWARE - 19.77%
Intertrust Technologies Corp.                                  21,200              25,440
Intuit, Inc. *                                                 32,900           1,315,671
Micromuse, Inc. *                                              41,000           1,147,590
Microsoft Corp. *                                              39,300           2,868,900
Oracle Corp. *                                                104,200           1,979,800
VeriSign, Inc. *                                               41,000           2,460,410
                                                                                ---------
                                                                                9,797,811
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.51%
Comverse Technology, Inc. *                                     4,550             259,805
Cosine Communications, Inc. *                                   4,350               9,744
Gilat Satellite Networks, Ltd. *                               30,475             365,700
Global Crossing, Ltd. *                                        58,900             508,896
Metromedia Fiber Network, Inc., Class A *                      49,000              99,960
                                                                                ---------
                                                                                1,244,105
TELEPHONE - 4.40%
Qwest Communications International, Inc.                       67,000           2,135,290
XO Communications, Inc., Class A *                             25,103              48,198
                                                                                ---------
                                                                                2,183,488
TOTAL COMMON STOCKS
(Cost: $65,105,772)                                                           $43,876,777
                                                                              -----------

                                                            PRINCIPAL
                                                              AMOUNT            VALUE
                                                            ----------       -----------
REPURCHASE AGREEMENTS - 11.47%
Repurchase Agreement with
State Street Corp., dated 06/29/2001 at 2.75%, to be
  repurchased at $5,685,303 on 07/02/2001,
  collateralized by $4,415,000 U.S. Treasury Bonds,
  8.75% due 05/15/2017 (valued at $5,801,226,
  including interest)                                      $5,684,000         $ 5,684,000
                                                                              -----------

TOTAL INVESTMENTS   (INTERNET TECHNOLOGIES
TRUST)  (Cost: $70,789,772)                                                   $49,560,777
                                                                              ============


                                                              SHARES            VALUE
                                                              ------            -----
PACIFIC RIM EMERGING MARKETS TRUST
COMMON STOCKS - 88.34%
AUSTRALIA - 3.53%
Aristocrat Leisure, Ltd. (a)                                   28,500      $102,482
Australia & New Zealand Bank Group                             22,000       189,682
BHP, Ltd.                                                      41,302       218,877
Cable & Wireless Optus, Ltd. * (a)                             44,500         84,207
CSR, Ltd.                                                      77,000       278,844
David Jones, Ltd. (a)                                          83,000        47,414
F.H. Faulding & Company, Ltd.                                  19,500       127,756
John Fairfax Holdings, Ltd.                                    49,000       101,219
Lend Lease Corp.                                               14,000        89,616
National Australia Bank, Ltd. (a)                              21,500       384,383
News Corp., Ltd.                                               25,500       234,360
Novus Petroleum PLC *                                          78,000        73,839
Oil Search, Ltd. *                                             65,000        39,784
Rio Tinto, Ltd.-AUD (a)                                        10,000       174,131
Santos, Ltd.                                                   28,000        92,686
Westpac Banking Corp., Ltd.                                    34,000       250,726
WMC, Ltd.                                                      36,600       178,838
                                                                          ---------
                                                                          2,668,844

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                 SHARES                VALUE
                                                 ------                -----
BERMUDA - 0.53%
Digital China Holdings *                         189,600          $    99,056
Guoco Group                                       10,000               58,591
The HKCB Bank Holding                            524,000              245,212
                                                                  -----------
                                                                      402,859
CHINA - 0.31%
Beijing North Star                               250,000               73,720
Petrochina Company (a)                           760,000              157,850
                                                                  -----------
                                                                      231,570
HONG KONG - 16.52%
Amoy Properties, Ltd. (a)                        110,000              129,747
Bank of East Asia (a)                             98,000              227,416
Cathay Pacific Airways                           201,000              270,584
Cheung Kong Holdings, Ltd.                        91,000              991,692
Cheung Kong Infrastructure Holdings, Ltd. (a)     28,000               48,463
China Everbright (a)                              78,000               72,502
China Merchants Holdings International (a)       176,000              134,260
China Mobile (Hong Kong), Ltd. *                 360,000            1,896,972
China Resources Enterprises, Ltd. (a)            120,000              202,313
China Travel International                       384,000               72,371
China Unicom * (a)                                42,000               72,963
Citic Pacific, Ltd. (a)                           51,000              157,908
CLP Holdings, Ltd.                                85,200              358,286
Cofco International, Ltd.                        338,000               75,835
Cosco Pacific, Ltd. (a)                          130,000               85,836
Hang Seng Bank, Ltd. (a)                          88,000              902,587
Henderson Land Development (a)                    92,000              406,933
Hong Kong & China Gas Company, Ltd.              270,209              341,234
Hong Kong Electric Holdings, Ltd.                 27,000              103,849
Hong Kong Exchange                                30,000               53,463
Hung Hing Printing                               152,000               59,437
Hutchison Whampoa, Ltd.                          217,000            2,190,922
Hysan Development Company, Ltd.                   58,000               73,989
Johnson Electronic Holdings                      209,000              285,373
Legend Holdings (a)                              304,000              169,543
Li & Fung, Ltd.                                  116,000              190,364
MTR Corp. * (a)                                  196,000              335,470
New World Development Company                    150,000              182,697
Pacific Century * (a)                            913,804              260,675
Shanghai Industrial Holdings (a)                  48,000               84,925
Sun Hung Kai Properties, Ltd.                    115,000            1,035,764
Swire Pacific, Ltd.                               64,000              331,496
Television Broadcast, Ltd.                        27,000              113,541
Tom.Com *                                        174,000               48,520
Travelsky Technology, Ltd. *                     120,000              121,542
Wharf Holdings                                   156,000              325,008
Wing Hang Bank, Ltd.                              16,000               61,027
                                                                  -----------
                                                                   12,475,507
JAPAN - 42.82%
Amada Company, Ltd. (a)                          131,000              662,826
Asahi Bank                                        35,000               75,776
Asahi Glass Company                               57,000              473,515
Asahi National Broadcasting Company, Ltd             290              632,507
Canon, Inc. (a)                                   23,000              929,517
Chuo Trust & Banking (a)                          67,000              118,731
Credit Saison Company, Ltd. (a)                   35,000              850,373
Dainippon Ink & Chemicals, Inc.                  265,000              743,725
Daiwa Securities Group, Inc. (a)                  85,000              889,464
Hagoromo Foods                                    33,000              264,614
Hino Motors *                                    245,000            1,145,337
Hitachi, Ltd.                                     83,000              815,292
Hosiden Corp. (a)                                 46,000              848,368
Japan Medical Dynamic Marketing, Inc.             20,400              708,299
JSR Corp.                                         84,000              632,475
Kyorin Pharmaceuticals Company, Ltd.              21,000              796,488


                                                 SHARES                VALUE
                                                 ------                -----

JAPAN - CONTINUED
Marui Company, Ltd. (a)                           77,000          $ 1,111,378
Mitsubishi Corp. (a)                             160,000            1,289,391
Mitsubishi Estate Company, Ltd. (a)              144,000            1,324,417
Mitsui Fudosan Company                            67,000              722,059
Mitsui Marine & Fire Insurance Company,          180,000              920,856
  Ltd
Mizuho Holdings (a)                                  105              488,333
Mori Seiki Company                                35,000              286,264
Nichiei Company (a)                               64,000              559,378
Nikko Securities                                  61,000              488,646
Nippon Sanso Corp.                               350,000            1,394,836
Nippon Steel Corp. (a)                           320,000              484,965
Nippon Telegraph & Telephone Corp.                    50              260,605
NTT DoCoMo, Inc.                                      50              870,018
Obayashi Corp.                                    60,000              233,341
Orix Corp. (a)                                     6,000              583,594
Rengo Company, Ltd. (a)                          230,000              693,449
Shohkoh Fund & Company, Ltd.                       3,000              490,257
Sony Corp. (a)                                    12,000              789,031
Sumitomo Bakelite Company, Ltd. (a)               86,000              655,810
Sumitomo Bank, Ltd.                               27,000              222,997
Sumitomo Heavy Industry * (a)                    365,000              509,262
Sumitomo Trust & Banking Company                  22,000              138,481
Suruga Bank                                       22,000              185,230
Tabuchi Electric Company, Ltd.                    34,000               49,619
Taiyo Yuden Company                               25,000              665,544
Takeda Chemical Industries, Ltd.                  24,542            1,141,397
Teijin, Ltd.                                     125,000              702,630
THK Company, Ltd. (a)                             21,000              394,876
Tokyo Electron, Ltd. (a)                          12,500              756,756
Tokyo Seimitsu Company, Ltd.                      12,000              617,753
Tosei Engineering                                  6,000               95,742
Toyota Industries Corp.                           30,000              618,234
UFJ Holdings (a)                                     101              543,429
Wacoal Corp.                                      60,000              642,290
Wowow,  Inc. *                                        39              193,890
Yasuda Fire & Marine Insurance (a)               102,000              633,871
                                                                  -----------
                                                                   32,345,936
SOUTH KOREA - 9.23%
Cheil Communication                                1,600              139,023
Good Morning Securities Company *                 32,000              126,721
Hankuk Electric Glass                              1,800              141,177
Housing & Commercial Bank                         12,500              279,700
Hyundai Motor Company                             25,000              544,022
Kia Motors Corp. *                                26,500              222,107
Kookmin Bank                                      37,000              496,463
Korea Electric Power Corp.                        30,000              558,247
Korea Telecom Corp., ADR (a)                      13,130              288,597
Pohang Iron & Steel Company, Ltd.                  6,400              511,803
Samsung Electro Mechanics                          4,000              143,637
Samsung Electronics Company                        9,500            1,402,538
Samsung Fire & Marine Insurance                   11,500              367,416
Samsung Heavy Industries Company, Ltd.*           17,000               71,895
Samsung SDI Company, Ltd.                          4,500              216,955
Samsung Securities Company *                       5,000              142,253
Shinhan Bank                                      25,000              256,632
Shinsegae Department Store Company                 6,000              433,679
SK Telecom Company, Ltd., ADR                      4,300              633,180
                                                                  -----------
                                                                    6,976,045
MALAYSIA - 0.39%
Austral Enterprises Berhad                         4,700                2,746
Genting Berhad                                    37,000               85,198
Malayan Bank Berhad                               19,000               51,500
Petronas Gas Berhad                               12,000               17,526


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                 SHARES                VALUE
                                                 ------                -----

MALAYSIA - CONTINUED
Rothmans of Pall Mall                              15,000          $  137,171
                                                                  -----------
                                                                      294,141
PHILIPPINES - 0.21%
Alsons Consolidated  Resources, Inc.            1,371,000               4,184
Manila Electric Company                            58,080              61,487
Philippine Long Distance
  Telephone Company, ADR (a)                        6,580              92,449
                                                                  -----------
                                                                      158,120
SINGAPORE - 3.75%
CapitaLand, Ltd. *                                 67,000              91,932
City Developments, Ltd.                            31,600             122,272
DBS Group Holdings, Ltd. (a)                       52,000             382,437
Hong Leong Finance                                 66,000             128,233
Keppel Corp.                                       40,000              79,473
Keppel Fels Energy                                 97,000              60,159
Overseas Union Bank (a)                            37,000             191,904
Overseas-Chinese Banking Corp., Ltd. (a)           45,000             293,908
Singapore Airlines, Ltd.                           64,800             448,123
Singapore Exchange, Ltd. *                        130,000              82,766
Singapore Press Holdings, Ltd.                     15,600             171,240
Singapore Technologies Engineering, Ltd.          157,000             222,316
Singapore Telecommunications, Ltd. (a)            180,000             187,706
United Overseas Bank (a)                           46,968             296,450
Venture Manufacturing, Ltd. (a)                    11,000              73,052
                                                                  -----------
                                                                    2,831,971
TAIWAN - 8.24%
Acer, Inc.                                        100,000              65,350
Advanced Semiconductor Engineering,  Inc. *       120,000              73,889
Asustek Computer Company                           83,000             350,755
Bank Sino Pac                                     126,000              58,188
Cathay Life Insurance                              70,000              84,374
China Development                                 500,000             412,431
China Steel Corp.                                 510,000             254,778
Chinatrust Commercial Bank                        734,000             513,779
Compal Electronics, Inc.                          106,750             114,718
Delta Electronics                                  46,000             113,564
Elan Microelectronics Corp.                        30,000              57,944
Evergreen Marine Corp.                             88,000              39,361
Far Eastern Department Stores, Ltd.                50,000              12,126
Far Eastern Textile, Ltd.                         143,000              79,744
Formosa Chemicals & Fibre Corp.                   140,400              98,276
Formosa Plastic Corp.                             388,000             442,881
Fubon Commercial Bank                             100,000              40,226
Hon Hai Precision Industry                         75,000             394,278
  Company, Ltd.
Macronix International *                           15,000              15,902
Pacific Construction Company, Ltd.                 50,000               5,388
Pou Chen Corp.                                     50,000              38,484
President Chain Store Corp.                       200,000             432,762
Procomp Informatic *                               33,000              65,176
Quanta Computer, Inc.                              86,000             292,245
Taipei Bank                                       120,000              65,176
Taiwan Semiconductor *                            541,800           1,007,122
Teco Electric & Machinery Company,  Ltd            87,231              30,783
United Microelectronics Corp.                     411,000             545,533
Via Technologies, Inc. *                            8,000              55,300
Yageo Corp.                                        81,900              70,173
Yuan Ta Securities *                              681,000             391,629
                                                                  -----------
                                                                    6,222,335
THAILAND - 0.92%
Advanced Info Service Public Company,  Ltd         11,500             122,497
BEC World Public Company, Ltd.                     27,800             148,676
Electricity Generating Public Company,  Ltd        90,000              77,569


                                                 SHARES                VALUE
                                                 ------                -----
THAILAND - CONTINUED
PTT Exploration & Production Public
  Company, Ltd.                                   124,200          $  343,094
                                                                  -----------
                                                                      691,836
UNITED KINGDOM - 1.12%
HSBC Holdings (a)                                  67,600             797,354
Tanjong PLC                                        31,000              52,210
                                                                  -----------
                                                                      849,564
UNITED STATES - 0.77%
iShares, Inc. *                                    55,000             579,700
                                                                  -----------

TOTAL COMMON STOCKS
(Cost: $77,302,912)                                               $66,728,428
                                                                  -----------

WARRANTS - 0.00%
HONG KONG - 0.00%
China Travel International *,
(Expiration date 06/30/03; strike price
HKD 1.22)                                          76,800               2,462
                                                                  -----------
TOTAL WARRANTS
(Cost: $0)                                                           $  2,462
                                                                  -----------


                                               PRINCIPAL
                                                AMOUNT                VALUE
CONVERTIBLE BONDS - 0.23%
JAPAN - 0.23%
Daiwa Securities Group, Inc.,
  0.50% due 09/29/2006                         15,000,000             170,796
                                                                  -----------

TOTAL CONVERTIBLE BONDS
(Cost: $135,251)                                                     $170,796
                                                                  -----------

SHORT TERM INVESTMENTS - 18.87%
Navigator Securities Lending
  Trust, 4.19%                                $14,361,085         $14,361,085
                                                                  -----------

REPURCHASE AGREEMENTS - 11.43%
Repurchase Agreement with
  State Street Corp. dated
  06/29/2001 at 3.90%, to be
  repurchased at $8,639,807
  on 07/02/2001,
  collateralized by
  $8,585,000 U.S. Treasury
  Notes, 5.75% due 11/30/2002
  (valued at $8,813,249,
  including interest).                        $ 8,637,000         $ 8,637,000
                                                                  -----------

TOTAL INVESTMENTS   (PACIFIC RIM EMERGING
MARKETS TRUST)  (Cost: $100,436,248)                              $89,899,771
                                                                  ===========

The Trust had the following five top industry concentrations at June 30, 2001 (as a percentage of total value of investments):

Banking                                    10.25%
Real Estate                                 7.90%
Financial Services                          6.97%
Chemicals                                   6.05%
Telecommunications Equipment and
  Services                                  5.99%

TELECOMMUNICATIONS TRUST

                                                SHARES          VALUE
                                                ------          -----
COMMON STOCKS - 83.03%
BROADCASTING - 6.21%
AT&T Corp. Liberty Media Group,
  Class A *                                    15,100          $264,099
Comcast Corp., Class A *                        5,800           251,720
EchoStar Communications Corp.,
Class A *                                       8,100           262,602
                                                                -------
                                                                778,421

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



                                                           SHARES            VALUE
                                                           ------            -----

BUSINESS SERVICES - 1.93%
Amdocs, Ltd. *                                             4,500          $  242,325
                                                                         -----------

CELLULAR COMMUNICATIONS - 6.43%
Nextel Communications, Inc.,                              15,300             267,750
Class A *
Nextel Partners, Inc., Class A *                           9,700             150,544
Nokia Corp., ADR                                          12,100             266,684
Vodafone Group PLC                                        54,600             121,107
                                                                         -----------
                                                                             806,085
COMPUTERS & BUSINESS EQUIPMENT - 8.22%
Brocade Communications Systems, Inc. *                     1,900              83,581
Cisco Systems, Inc. *                                     10,400             189,280
EMC Corp. *                                                7,900             229,495
ONI Systems Corp. *                                        7,400             206,460
Redback Networks, Inc. *                                     600               5,352
Research In Motion, Ltd. *                                 3,500             112,875
Sanmina Corp. *                                            6,400             149,824
Spectrasite Holdings, Inc. *                               7,400              53,576
                                                                         -----------
                                                                           1,030,443
ELECTRICAL EQUIPMENT - 1.69%
AT & T Canada, Inc., ADR, Class B *                        4,100             123,533
Furukawa Electric Company, Ltd.                           11,000              87,763
                                                                         -----------
                                                                             211,296
ELECTRONICS - 4.53%
Celestica, Inc. *                                          4,100             211,150
Flextronics International, Ltd. *                          8,100             211,491
General Motors Corp., Class H                              7,200             145,800
                                                                         -----------
                                                                             568,441
ENERGY - 1.37%
Dynegy, Inc., Class A                                      3,700             172,050
                                                                         -----------

GAS & PIPELINE UTILITIES - 1.26%
El Paso Corp.                                              3,000             157,620
                                                                         -----------

HOUSEHOLD PRODUCTS - 1.14%
Crown Castle International                                 8,700             142,680
Corp. *                                                                  -----------

INTERNET SOFTWARE - 3.24%
Digex, Inc., Class A *                                    10,100             131,300
Exodus Communications, Inc. *                             14,700              30,282
Juniper Networks, Inc. *                                   2,300              71,530
Openwave Systems, Inc. *                                   4,700             163,090
Portal Software, Inc. *                                    2,500              10,325
                                                                         -----------
                                                                             406,527
LEISURE TIME - 4.53%
AOL Time Warner, Inc.*                                     6,700             355,100
Gemstar-TV Guide International, Inc. *                     5,000             213,000
                                                                         -----------
                                                                             568,100
SEMICONDUCTORS - 3.31%
Agere Systems, Inc., Class A *                            16,200             121,500
Applied Micro Circuits Corp. *                             7,600             130,720
PMC-Sierra, Inc. *                                         1,800              55,926
Vitesse Semiconductor Corp. *                              5,100             107,304
                                                                         -----------
                                                                             415,450
SOFTWARE - 3.26%
Micromuse, Inc. *                                          3,800             106,362
Microsoft Corp. *                                          2,700             197,100
Signalsoft Corp. *                                         9,100             104,650
                                                                         -----------
                                                                             408,112

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 22.83%
Asia Global Crossing, Ltd., Class A                       35,200             209,440
Cable & Wireless ADS                                       9,400              55,368
China Mobile (Hong Kong), Ltd. *                          29,000             152,812
CIENA Corp. *                                              6,900             262,200


                                                           SHARES            VALUE
                                                           ------            -----
TELECOMMUNICATIONS EQUIPMENT
 & SERVICES - CONTINUED
Colt Telecom Group PLC, ADR *                              2,500          $   70,000
Comverse Technology, Inc. *                                4,400             251,240
Corning, Inc. *                                              500               8,355
Corvis Corp. *                                             8,400              36,876
Finisar Corp. *                                            1,600              29,888
Global Crossing, Ltd. *                                   20,500             177,120
Illuminet Holdings, Inc. *                                 3,700             116,365
JDS Uniphase Corp. *                                       6,200              77,500
Leap Wireless International, Inc. *                        2,300              69,690
Metromedia Fiber Network, Inc., Class A *                 11,400              23,256
New Focus, Inc. *                                          4,200              34,650
Nortel Networks Corp. - USD                                1,300              11,817
NTT DoCoMo, Inc.                                               9             156,603
QUALCOMM, Inc. *                                           3,000             175,440
RF Micro Devices, Inc. *                                   2,600              70,122
Scientific-Atlanta, Inc.                                   2,000              81,200
Tekelec, Inc. *                                           11,700             317,070
Tellabs, Inc. *                                              400               7,752
Time Warner Telecom, Inc., Class A *                      11,300             378,776
UTStarcom, Inc. *                                          3,800              88,540
                                                                         -----------
                                                                           2,862,080
TELEPHONE - 13.08%
Alcatel SA                                                   700              14,652
Allegiance Telecom, Inc. *                                21,600             323,784
BellSouth Corp.                                            8,000             322,160
McLeodUSA, Inc. *                                         38,700             177,633
Qwest Communications International, Inc.                   9,700             309,139
SBC Communications, Inc.                                   4,800             192,288
Telecom Italia Mobile SPA                                 20,400             104,074
WorldCom, Inc. *                                          10,100             143,420
XO Communications, Inc., Class A *                        27,000              51,840
                                                                         -----------
                                                                           1,638,990
TOTAL COMMON STOCKS
(Cost: $12,374,299)                                                      $10,408,620
                                                                         -----------


                                                       PRINCIPAL
                                                        AMOUNT             VALUE
                                                      ----------        -----------
REPURCHASE AGREEMENTS - 16.97%
Repurchase Agreement with
State Street Corp., dated 06/29/2001 at 3.90%,
  to be repurchased at $2,127,691 on 07/02/2001,
  collateralized by $1,865,000 U.S. Treasury Bonds,
  3.875% due 04/15/2029 (valued at $2,170,394,
  including interest).                                $2,127,000         $ 2,127,000
                                                                         -----------
TOTAL INVESTMENTS
(TELECOMMUNICATIONS TRUST)
(Cost: $14,501,299)                                                    $12,535,620
                                                                       ===========

SCIENCE & TECHNOLOGY TRUST

                                            SHARES            VALUE
                                            ------            -----
COMMON STOCKS - 79.04%
CELLULAR COMMUNICATIONS - 4.09%
Nokia Corp., ADR                         1,030,000          $22,701,200
Vodafone Group PLC, ADR (a)                770,000           17,209,500
                                                             ----------
                                                             39,910,700
COMPUTERS & BUSINESS
 EQUIPMENT - 12.57%
Brocade Communications Systems, Inc. *     233,000           10,249,670

Cisco Systems, Inc. *                    1,285,000           23,387,000
EMC Corp. *                                645,000           18,737,250

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                               SHARES          VALUE
                                                               ------          -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Maxim Integrated Products, Inc. *                             765,000          $ 33,820,650
NetIQ Corp. *                                                 194,000             6,070,260
Network Appliance, Inc. *                                     387,000             5,301,900
ONI Systems Corp. * (a)                                       517,000            14,424,300
Sanmina Corp. *                                               450,000            10,534,500
                                                                                -----------
                                                                                122,525,530
ELECTRICAL EQUIPMENT - 1.01%
SCI Systems, Inc. *                                           385,000             9,817,500
                                                                                -----------

ELECTRONICS - 9.59%
Analog Devices, Inc. *                                        861,000            37,238,250
Celestica, Inc. *                                             260,000            13,390,000
Flextronics International, Ltd. *                           1,280,000            33,420,800
Solectron Corp. *                                             515,000             9,424,500
                                                                                -----------
                                                                                 93,473,550
INDUSTRIAL MACHINERY - 1.11%
Cognex Corp. *                                                319,000            10,798,150
                                                                                -----------

INTERNET SOFTWARE - 4.86%
Exodus Communications, Inc. * (a)                           2,561,000             5,275,660
Internet Security Systems, Inc. * (a)                          97,000             4,710,320
Juniper Networks, Inc. *                                      322,000            10,014,200
Openwave Systems, Inc. *                                      645,000            22,381,500
RealNetworks, Inc. *                                          424,800             4,991,400
                                                                                -----------
                                                                                 47,373,080
LEISURE TIME - 1.75%
AOL Time Warner, Inc.*                                        322,000            17,066,000
                                                                                -----------

SEMICONDUCTORS - 14.18%
Agere Systems, Inc., Class A *                              3,188,000            23,910,000
Altera Corp. *                                              1,036,000            30,044,000
Applied Materials, Inc. *                                     175,000             8,592,500
Applied Micro Circuits Corp. *                                582,000            10,010,400
ASM Lithography Holding NV *                                  510,000            11,347,500
KLA-Tencor Corp. *                                            162,000             9,472,140
Novellus Systems, Inc. *                                      162,000             9,199,980
Texas Instruments, Inc.                                       285,000             8,977,500
Xilinx, Inc. *                                                647,000            26,682,280
                                                                                -----------
                                                                                138,236,300
SOFTWARE - 19.47%
Adobe Systems, Inc.                                           290,000            13,630,000
Electronic Arts *                                             900,000            52,110,000
Informatica Corp. *                                           459,000             7,968,240
Mercury Interactive Corp. *                                    84,000             5,031,600
Microsoft Corp. *                                             257,000            18,761,000
Oracle Corp. *                                                518,000             9,842,000
Siebel Systems, Inc. *                                        258,000            12,100,200
VeriSign, Inc. * (a)                                        1,030,000            61,810,300
VERITAS Software Corp. *                                      129,000             8,582,370
                                                                                -----------
                                                                                189,835,710
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 8.54%
CIENA Corp. *                                                 516,200            19,615,600
Colt Telecom Group *                                        1,285,000             8,903,554
JDS Uniphase Corp. *                                        1,537,000            19,212,500
Millicom International Cellular SA * (a)                      154,000             3,865,400
QUALCOMM, Inc. *                                              387,000            22,631,760
Sonus Networks, Inc. *                                        386,000             9,016,960
                                                                                -----------
                                                                                 83,245,774
TELEPHONE - 1.87%
                                                                                -----------

WorldCom, Inc. *                                            1,287,000            18,275,400

TOTAL COMMON STOCKS
(Cost: $1,026,012,325)                                                         $770,557,694
                                                                                -----------




                                                               PRINCIPAL
                                                                AMOUNT          VALUE
                                                               ----------     ---------
SHORT TERM INVESTMENTS - 18.87%
Navigator Securities Lending Trust, 4.19%                     $56,695,852      $ 56,695,852
T. Rowe Price Reserve Investor Fund                           127,300,127       127,300,127
                                                                               ------------
                                                                               $183,995,979

REPURCHASE AGREEMENTS - 2.09%
Repurchase Agreement with
  State Street Corp., dated
  6/29/2001 at 2.75%, to be
  repurchased at 20,399,674
  on 7/2/2001, collateralized
  by 20,455,000 U.S. Treasury
  Notes 5.50% due 5/15/2009
  (valued at 20,803,512,
  including interest)                                         $20,395,000      $ 20,395,000
                                                                               ------------

TOTAL INVESTMENTS   (SCIENCE & TECHNOLOGY
Trust)  (Cost: $1,230,403,304)                                                 $974,948,673
                                                                               ============

INTERNATIONAL SMALL CAP TRUST

                                                  SHARES          VALUE
                                                  ------          -----
COMMON STOCKS - 93.99%
AUSTRALIA - 5.98%
Aristocrat Leisure, Ltd.                         382,075          $ 1,373,886
Boral, Ltd. *                                  1,007,697            1,478,709
Foodland Associates                              173,375              974,763
James Hardie Industries, Ltd.                    235,400              636,589
Lang Corp.                                       119,925              672,723
Mayne Nickless, Ltd.                             157,125              516,913
Metcash Trading                                1,043,650              713,300
National Foods, Ltd.                             339,700              390,191
Orbital Engine Corp. *                         1,282,150              477,391
PaperlinkX, Ltd.                                 462,950              958,678
Renewable Energy *                             1,268,464            1,462,175
Smorgon Steel Group                              376,175              172,681
Sonic Healthcare, Ltd.                           145,000              585,002
Toll Holdings, Ltd.                               46,625              463,945
                                                                   ----------
                                                                   10,876,946
AUSTRIA - 0.47%
Gericom AG                                        29,225              848,260
                                                                   ----------

BELGIUM - 0.76%
Omega Pharma SA                                   35,700            1,376,555
                                                                   ----------

BERMUDA - 2.15%
First Pacific Company                          2,382,000              516,113
Peoples Food Holdings *                        5,433,000            2,221,507
United Food Holdings *                         3,682,000            1,182,201
                                                                   ----------
                                                                    3,919,821
CANADA - 8.84%
Alimentation Couche Tard, Inc. *                  10,050              208,602
Ati Technologies, Inc.                            97,475              910,777
Cae, Inc. *                                      104,375            2,028,903
CHC Helicopter Corp. - Class A                    50,625              655,594
CHC Helicopter Corp. - Class A - USD*             47,875              630,930
Cott Corp Quebec *                               121,450            1,334,862
Datalex Corp., ADR *                             150,550              414,013
Descartes Systems Group, Inc. *                   26,675              487,061
Firstservice Corp. *                              12,850              283,655

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                SHARES              VALUE
                                                ------              -----
CANADA - CONTINUED
Goldcorp, Inc. New *                           123,525          $ 1,318,598
GT Group Telecom, Inc. *                        18,925              115,351
Industrial Alliance Life Insurance
  Company *                                     18,050              456,126
Ipsco, Inc.                                     91,450            1,385,971
Nexen, Inc. *                                   36,900              926,390
Open Text Corp. *                                8,950              210,057
Saputo Inc. *                                   18,500              457,746
SNC Lavalin Group, Inc. *                      137,975            1,831,969
Stantec, Inc. *                                 19,825              293,926
Toromont Industries, Ltd. *                     42,725              647,519
Ultra Petroleum Corp. *                        159,425              751,113
Westjet Airlines, Ltd. *                        45,725              733,661
                                                                -----------
                                                                 16,082,824
CHINA - 2.85%
Beijing Capital, Inc.                        6,086,000            1,911,677
Beijing Datang Power
  Generation Company, Ltd.                   3,930,000            1,335,226
Beijing North Star                           4,602,000            1,357,035
China Pharmaceutical, Ltd. *                 2,040,000              256,314
Tsingtao Brewery                               976,000              325,342
                                                                -----------
                                                                  5,185,594
DENMARK - 0.92%
Neg Micon *                                     36,850            1,673,475
                                                                -----------

FINLAND - 1.33%
Aldata Solution *                              210,050              720,928
Instrumentarium Corp.                           22,500              636,477
Konecranes International                        24,850              694,951
Tamro Oyj                                      134,500              365,882
                                                                -----------
                                                                  2,418,238
FRANCE - 6.32%
Euro Disney S.C.A, *                         1,275,116            1,177,850
Genesys *                                       30,625              664,401
Grandvision                                     68,200            1,291,742
Infogrames Entertainment *                      60,450              963,093
Penauille Polyservices                          33,258            1,888,360
SCOR                                            36,350            1,617,252
Soitec *                                        67,550            1,107,123
Sr Teleperformance                              22,075              495,748
Studiocanal *                                   26,825              262,564
Vallourec SA                                    36,690            2,036,587
                                                                -----------
                                                                 11,504,720
GERMANY - 1.49%
International Media AG *                        19,925              472,792
Kontron Embedded Computers AG *                  5,075              211,600
Nordex AG *                                    122,100            1,014,041
Utd Medical Systems *                           20,050              386,044
Vossloh AG                                      24,800              519,114
Web De AG *                                     19,875              116,217
                                                                -----------
                                                                  2,719,808
HONG KONG - 4.70%
Beijing Enterprise                             650,000              833,355
Chaoda Modern Agriculture *                  4,186,000            1,035,793
China Insurance                              4,386,000            1,490,153
China Rare Earth                             1,938,000              689,498
Cofco International, Ltd.                      194,000               43,527
Denway Motors, Ltd. *                        1,344,000              482,474
Guangzhou Investments *                     12,880,000            1,420,139
Roadshow Holdings *                          1,002,000              327,585
SHN International Holdings *                14,150,000              816,367
Texwinca Holdings                            2,400,000              923,101
Union Bank of Hong Kong                        537,000              485,378
                                                                -----------
                                                                  8,547,370


                                                SHARES              VALUE
                                                ------              -----
INDIA - 0.62%
Hindalco Industries, Ltd., GDR                  58,275          $ 1,127,621
                                                                -----------

IRELAND - 2.23%
Fyffes                                         616,800              642,930
Grafton Group                                  600,750            1,725,867
Irish Continental                              130,450              619,079
Precise Software Solutions,  Ltd. *              6,500              199,550
Riverdeep Group PLC *                           31,200              873,600
                                                                -----------
                                                                  4,061,026
ISRAEL - 1.05%
Taro Pharmacuetical Industries *                21,900            1,917,564
                                                                -----------

ITALY - 3.83%
Cementir SPA                                   251,017              689,227
Gruppo Coin SA *                               111,375            1,351,589
Impregilo SPA *                              4,965,000            2,726,517
Marzotto & Figli                                89,500            1,061,096
Recordati                                       21,325              287,162
Saeco International                            227,000              846,433
                                                                -----------
                                                                  6,962,024
JAPAN - 4.07%
Advan Company                                   11,000              127,897
Colin Corp.                                      4,500              530,431
Eneserve Corp.                                   8,000              343,196
Hitachi Construction Machine                    77,000              288,959
Hokuto Corp.                                    36,060            1,405,273
Hudson Soft *                                   10,000               82,592
Marubun Corp.                                      400                3,746
Mitsubishi Gas Chemical Company, Inc.          129,000              518,234
Sanyo Shokai                                   231,000              953,933
Seino Transportation                           153,000              994,972
Shohkoh Fund & Company, Ltd.                     4,880              797,486
Snow Brand Milk *                              101,000              332,050
Toyo Suisan Kaisha                              99,000            1,026,437
                                                                -----------
                                                                  7,405,206
SOUTH KOREA - 10.22%
Cheil Industries, Inc.                         174,540            1,003,890
Coreana Cosmetics                              145,680              515,285
Daeduck GDS Company, Ltd.                       70,060              487,538
Daelim Industrial Company                      148,540            1,176,441
Doosan *                                        24,970              471,367
Duzon Digital Ware                              15,970              501,020
Hana Bank                                      283,710            2,072,468
Handan Broadinfoco *                             7,860              507,682
Hankook Tire Manft                             322,140              676,234
Hotel Shilla                                   267,860            1,583,886
Hyund Department                                69,720              938,178
Hyundai Mobis                                   44,360              477,539
Korea Electric Terminal Company,  Ltd           32,660              323,963
Lg Ad                                           11,750              477,951
Lg Chemical *                                   43,750              581,988
Lg Construction Company                        114,240              948,706
Lotte Chilsung Beverage Company,  Ltd            3,790              556,624
Neowiz Corp.                                    16,206              724,005
Nong Shim Company                               12,110              476,764
Pacific Corp.                                   19,820              979,951
Pyung Hwa Industrial Company                   257,670              507,217
Samyoung Heat Exchange Company                  44,340            1,091,026
Sewon Telecom *                                288,671              832,385
Shinsegae Department Store Company               9,320              673,649
SNET Systems *                                   9,181               15,319
                                                                -----------
                                                                 18,601,076

    The accompanying notes are an integral part of the financial statements.
                                       86

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 SHARES               VALUE
                                                 ------               -----
MEXICO - 2.09%
Apasco SA                                        147,925          $   784,141
Empresas ICA Sociedad Controladora SA *          859,300              395,724
Grupo Aeroportuario, ADR *                        96,675            1,807,822
Grupo Financiero Banorte SA *                    157,725              330,953
Tubos De Acero De Mexico SA, ADR *                38,450              486,393
                                                                 ------------
                                                                    3,805,033
NETHERLANDS - 0.35%
Draka Holdings                                     2,352              118,994
Fugro NV                                           9,383              523,217
                                                                 ------------
                                                                      642,211
NORWAY - 0.19%
Bergesen d.y. ASA-A Shares                        18,775              342,106
                                                                 ------------

SINGAPORE - 0.46%
Hyflux, Ltd.                                   1,711,000              732,481
Natsteel Broadway *                               74,000              105,598
                                                                 ------------
                                                                      838,079
SPAIN - 2.63%
ACS, Actividades de
  Construccion y Servicios SA                     64,875            1,799,990
Cementos Portland                                  6,800              167,002
Fomento de Construcciones SA                      65,475            1,248,452
Grupo Ferrovial SA                                94,650            1,565,721
                                                                 ------------
                                                                    4,781,165
SWEDEN - 2.56%
Capio AB *                                        55,600              406,530
D Carnegie & Company AB *                         54,600              625,191
Elekta *                                         255,000            1,758,944
Eniro AB Seki                                     65,300              645,613
Munters                                           76,700            1,220,372
                                                                 ------------
                                                                    4,656,650
SWITZERLAND - 1.76%
Leica Geosystems *                                 5,225            1,497,843
Logitech International *                           5,300            1,699,304
                                                                 ------------
                                                                    3,197,147
TAIWAN - 0.41%
Novatek Microelect *                             272,000              742,608
                                                                 ------------

UNITED KINGDOM - 24.33%
Aberdeen Asset Management                        111,600              801,548
AMEC PLC                                         256,625            1,825,095
Amey PLC                                         126,675              621,711
Bicc PLC                                         431,900            1,211,928
Biocompatibles Interest *                        142,175              550,619
Bodycote International                           145,700              543,752
BTG PLC *                                         51,550              849,395
City Centre Restaurant                         1,654,825            1,258,465
Dairy Crest Group                                131,725              664,120
De Lousiana Rue PLC                               68,500              507,425
De Vere Group                                    156,600              749,835
E D & F Manitoba Group                           147,625            1,990,645
Easy Jet *                                       235,325            1,436,654
Eidos PLC *                                       84,200              105,535
Electron Boutique                                676,214            1,016,593
FKI PLC                                          615,450            2,435,534
Galen Holdings                                    78,125              901,077
Hit Entertainment                                490,300            2,520,287
Icon Public, Ltd. *                               18,150              547,585
Innovation Group *                                96,175              717,849
Intermediate Capital                              82,350              823,412
Jarvis                                           218,075            1,372,804
Laura Ashley Holdings *                        1,692,750              899,922
Luminar                                           81,000            1,000,414


                                                 SHARES               VALUE
                                                 ------               -----
UNITED KINGDOM - CONTINUED
Matalan                                          221,750          $ 1,548,961
Meggitt PLC                                      245,200              851,202
MFI Furniture Group                            1,643,500            2,696,440
Mothercare                                       322,875            1,485,748
Northgate Info Solutions PLC *                   327,100              195,778
PHS Group PLC *                                1,157,325            1,385,382
Rank Group PLC                                   600,925            1,827,971
Securicor                                        102,760              238,783
Selfridges                                       340,600            1,765,174
Shaftesbury                                       30,550              125,844
Signet Group PLC                               1,480,075            1,844,685
Smartforce PLC *                                  60,900            2,145,507
Somerfield PLC *                                 384,550              712,154
SSL International PLC                             88,150              620,708
TTP Communications PLC*                          106,400              267,470
Unite Group                                       26,350              142,869
Wetherspoon (JD)                                 206,675            1,069,647
                                                                 ------------
                                                                   44,276,527
UNITED STATES - 1.38%
AsiaInfo Holdings, Inc. *                         39,200              774,200
ResMed, Inc. *                                    34,500            1,743,975
                                                                 ------------
                                                                    2,518,175
TOTAL COMMON STOCKS
(Cost: $174,441,370)                                             $171,027,829
                                                                 ============

WARRANTS - 0.01%
HONG KONG - 0.01%
China Travel International *,
(Expiration date 06/30/03; strike price
HKD 1.22)                                        783,200               25,103
                                                                 ------------
TOTAL WARRANTS
(Cost: $0)                                                            $25,103
                                                                 ============



                                             PRINCIPAL
                                               AMOUNT              VALUE
                                             ----------          ---------
REPURCHASE AGREEMENTS - 6.00%
Repurchase Agreement with State
  Street Corp. dated 06/29/2001 at
  2.75%, to be repurchased at
  $10,919,502 on 07/02/2001,
  collateralized by $10,610,000 U.S.
  Treasury Notes, 5.75% due
  08/15/2003 (valued at $11,135,895,
  including interest).                      $10,917,000         $ 10,917,000
                                                                 ------------

TOTAL INVESTMENTS (INTERNATIONAL SMALL
CAP TRUST)  (Cost: $185,358,370)                                 $181,969,932
                                                                 ============

The Trust had the following five top industry concentrations at June 30, 2001 (as a percentage of total value of investments):

Construction and Mining Equipment  8.30%
Food and Beverages                 6.38%
Drugs and Healthcare               5.81%
Business Services                  5.35%
Retail Trade                       4.89%

HEALTH SCIENCES TRUST

                                 SHARES          VALUE
                                 ------          -----
COMMON STOCKS - 100.00%
BIOTECHNOLOGY - 26.34%
Adolor Corp. *                   1,000          $ 21,600
Affymetrix, Inc. *                 300             6,615
Amgen, Inc. *                    4,300           260,924
Aviron *                         2,050           116,850

    The accompanying notes are an integral part of the financial statements.

                                              SHARES            VALUE
                                              ------            -----
BIOTECHNOLOGY - CONTINUED
Biogen, Inc. *                                  500          $   27,180
Celltech Group PLC *                          6,900             116,413
COR Therapeutics, Inc. *                      1,000              30,500
Deltagen, Inc. *                              9,600              86,208
Exelixis, Inc. *                              3,400              64,498
Genetech, Inc. *                              4,800             264,480
Genzyme Corp. *                               2,100             128,100
Gilead Sciences, Inc. *                       4,100             238,579
Human Genome Sciences, Inc. *                 1,400              84,350
IDEC Pharmaceuticals Corp. *                  8,700             588,903
Immunex Corp. *                              13,900             246,725
Medicines Company *                           2,600              53,274
MedImmune, Inc. *                            10,900             514,480
Merck & Company, Inc.                         2,100             134,211
Neose Technologies, Inc. *                    2,550             114,750
Orchid Biosciences, Inc. *                    1,100               8,415
Serologicals Corp. *                          2,300              49,082
Telik, Inc. *                                 4,500              44,325
Timerus, Inc. *                               6,300             308,431
Transkaryotic Therapies, Inc.                 1,500              44,175
Tularik, Inc. *                                 100               2,583
                                                            -----------
                                                              3,555,651
DRUGS & HEALTH CARE - 46.60%
Alkermes, Inc. *                              5,100             179,010
Allergan, Inc.                                5,700             487,350
American Home Products Corp.,                11,700             683,748
AmeriSource Health Corp., Class A             1,300              71,890
Bergen Brunswig Corp., Class A                2,700              51,894
Bristol-Myers Squibb Company                  1,300              67,990
Cambridge Antibody *                          2,300              67,114
Caremark Rx, Inc. *                           3,750              61,688
Cephalon, Inc. *                              7,900             556,950
Corvas International, Inc. *                  2,100              24,738
Cubist Pharmaceuticals, Inc. *                5,100             193,800
CV Therapeutics, Inc. *                         200              11,400
Durect Corp., Inc. *                             50                 616
Eli Lilly & Company                           3,650             270,100
ImClone Systems, Inc. *                       2,300             121,440
Inkine Pharmaceutical, Inc. *                   750               3,675
Ivax Corp. *                                  4,100             159,900
King Pharmaceuticals, Inc. *                  8,600             462,250
Ligand Pharmaceuticals, Inc., Class B *         150               1,695
Medarex, Inc. *                               1,900              44,650
Neurocrine Biosciences, Inc. *                5,250             209,947
Novo Nordisk AS                                 900              39,847
NPS Pharmaceuticals, Inc. *                   8,000             321,600
Omnicare, Inc.                                3,050              61,610
OSI Pharmaceuticals, Inc. *                   3,550             186,695
Pfizer, Inc.                                 21,600             865,080
Pharmacia & Upjohn, Inc.                     10,000             459,500
QLT PhotoTherapeutics,
  Inc.-USD *                                  1,500              29,370
Regeneron Pharmaceuticals, Inc. *             1,400              48,510
Sangstat Medical Corp. *                        100               1,638
Sepracor, Inc. *                              2,500              99,500
Shire Pharmaceuticals Group PLC, ADR *        2,400             133,200
Taro Pharmaceutical Industries *                200              17,512
Titan Pharmaceuticals, Inc. *                   800              24,008
Triangle Pharmaceuticals, Inc. *              2,800              13,104
Versicor, Inc. *                              1,100              13,794
Vertex Pharmaceuticals, Inc. *                  100               4,950
ViroPharma, Inc. *                            7,000             238,000
                                                            -----------
                                                              6,289,763



                                              SHARES            VALUE
                                              ------            -----
HEALTHCARE PRODUCTS - 6.97%
Advanced Neuromodulation Systems *            4,900             127,400
Align Technology, Inc. *                        700          $    5,488
Arthrocare Corp. *                              200               5,230
Aspect Medical Systems, Inc. *                7,250             112,375
Baxter International, Inc.                    7,900             387,100
Bruker Daltonics, Inc. *                        700              10,549
Cytyc Corp. *                                11,600             267,380
EPIX Medical, Inc. *                             50                 618
Johnson & Johnson                               500              25,000
                                                            -----------
                                                                941,140
HEALTHCARE SERVICES - 10.11%
HCA Healthcare Company                        2,400             108,456
Laboratory Corp. of America
  Holdings *                                  6,500             499,850
Unilab Corp. *                                  600              15,120
Unitedhealth Group, Inc.                      7,400             456,950
Universal Health Services, Inc.,
  Class B *                                     900              40,950
Urocor, Inc. *                                4,700              73,555
Wellpoint Health Networks, Inc.,
  Class A *                                   1,800             169,632
                                                            -----------
                                                              1,364,513
LIFE SCIENCES - 8.20%
Aurora Bioscience Corp. *                     4,200             130,200
Incyte Pharmacuticals, Inc. *                   650              15,938
Invitrogen Corp. *                            7,300             524,140
Symyx Technologies, Inc. *                    6,400             154,816
Waters Corp. *                               10,200             281,622
                                                            -----------
                                                              1,106,716
PHARMACEUTICALS - 1.78%
Abgenix, Inc. *,                              2,400             108,000
Alexion Pharmaceuticals, Inc. *                 100               2,400
Guilford Pharmaceuticals, Inc. *              4,000             129,540
                                                            -----------
                                                                239,940
TOTAL COMMON STOCKS
(Cost: $13,350,658)                                         $13,497,723
                                                            ===========

TOTAL INVESTMENTS
(HEALTH SCIENCES TRUST)(Cost: $13,350,658)                  $13,497,723
                                                            ===========


                                                    SHARES            VALUE
                                                    ------            -----
AGGRESSIVE GROWTH TRUST

COMMON STOCKS - 84.89%
APPAREL & TEXTILES - 2.51%
Jones Apparel Group, Inc. *                         87,700          $ 3,788,640
Pacific Sunwear of California                       28,200              632,526
Quiksilver, Inc. *                                 115,500            2,887,500
Vans, Inc. *                                       115,500            2,714,250
                                                                    -----------
                                                                     10,022,916
AUTO PARTS - 0.42%
Gentex Corp. *                                      60,800            1,694,496
                                                                    -----------

BANKING - 2.13%
Greater Bay Bancorp                                 36,300              906,774
Investors Financial Services Corp.                  46,200            3,095,400
Southwest BanCorp. of Texas, Inc. *                 78,200            2,362,422
TCF Financial Corp.                                 46,200            2,139,522
                                                                    -----------
                                                                      8,504,118
BROADCASTING - 1.37%
Hispanic Broadcasting Corp. *                       69,900            2,005,431
Powerwave Technologies, Inc. *                      84,700            1,228,150
Proxim, Inc. *                                      45,300              638,730
Univision Communications, Inc., Class
  A * (a)                                           37,000            1,582,860
                                                                    -----------
                                                                      5,455,171
BUILDING MATERIALS & CONSTRUCTION - 0.31%
Dycom Industries, Inc. *                            53,900            1,235,927
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES          VALUE
                                                  ------          -----
BUSINESS SERVICES - 15.93%
Apollo Group, Inc., Class A *                     92,450          $ 3,924,503
Black Box Corp. *                                 27,700            1,865,872
Catalina Marketing Corp. *                        27,800              848,178
CEC Entertainment, Inc. *                         87,150            4,300,852
Corporate Executive Board Company *               69,300            2,910,600
DeVry, Inc. *                                     92,400            3,337,488
Diamondcluster International, Inc.,
  Class A *                                      147,600            1,878,948
Eclipsys Corp. *                                  45,400            1,275,740
Fiserv, Inc. *                                    92,400            5,911,752
Hall Kinion & Associates, Inc. * (a)             113,500              914,810
Heidrick & Struggles
  International, Inc. *                            1,600               32,528
Inforte Corp. * (a)                               45,100              551,573
Iron Mountain, Inc. *                             46,200            2,071,608
Jacobs Engineering Group, Inc. *                  36,800            2,400,464
Macrovision Corp. *                               37,000            2,534,500
On Assignment, Inc. *                             22,600              406,800
Plexus Corp. *                                    46,200            1,524,600
Professional Detailing, Inc. *                    13,700            1,260,400
Robert Half International, Inc. *                200,800            4,997,912
SEI Investment Company                            97,100            4,602,540
Sonicwall, Inc. * (a)                            138,600            3,494,106
SunGuard Data Systems, Inc. *                    185,200            5,557,852
TETRA Technologies, Inc. * (a)                   254,200            6,914,240
                                                                  -----------
                                                                   63,517,866
CHEMICALS - 1.22%
Cambrex Corp.                                     18,500              935,730
OM Group, Inc.                                    55,500            3,121,875
Techne Corp. *                                    24,500              796,250
                                                                  -----------
                                                                    4,853,855
CELLULAR COMMUNICATIONS - 0.60%
AirGate PCS, Inc. *                               46,200            2,402,400
                                                                  -----------

COMPUTERS & BUSINESS EQUIPMENT - 3.48%
Aspen Technology, Inc. *                          85,100            2,059,420
Extreme Networks, Inc. * (a)                      55,500            1,637,250
Henry, Jack & Associates, Inc.                   253,200            7,849,200
National Instruments Corp. *                      71,800            2,329,910
                                                                  -----------
                                                                   13,875,780
CONSTRUCTION MATERIALS - 1.50%
Fastenal Company (a)                              28,200            1,747,836
Shaw Group, Inc. * (a)                            92,400            3,705,240
Simpson Manufacturing, Inc. *                      9,100              550,550
                                                                  -----------
                                                                    6,003,626
CONSTRUCTION & MINING EQUIPMENT - 0.85%
Insituform Technologies, Inc., Class
  A * (a)                                         92,400            3,372,600
                                                                  -----------
CRUDE PETROLEUM & NATURAL GAS - 2.16%
Marine Drilling Companies, Inc. *                115,500            2,207,205
National Oilwell, Inc. *                         115,500            3,095,400
Patterson Energy Inc. *                          184,900            3,304,163
                                                                  -----------
                                                                    8,606,768
DOMESTIC OIL - 0.52%
Newfield Exploration Company *                    45,400            1,455,524
Stone Energy Corp. *                              13,600              602,480
                                                                  -----------
                                                                    2,058,004
DRUGS & HEALTH CARE - 9.67%
Apria Healthcare Group, Inc. *                   126,200            3,640,870
Biosite Diagnostics, Inc. * (a)                   37,000            1,657,600
CIMA Laboratories, Inc. *                         21,600            1,695,600
Express Scripts, Inc., Class A                    92,400            5,084,772
First Health Group Corp. *                       184,800            4,457,376
Health Management Association, Class A *          95,200            2,003,008
HEALTHSOUTH Corp. *                               68,700            1,097,139



                                                  SHARES          VALUE
                                                  ------          -----
DRUGS & HEALTH CARE - CONTINUED
Lifepoint Hospitals, Inc. *                       64,700          $ 2,864,916
Lincare Holdings, Inc. *                         109,600            3,289,096
McKesson HBOC, Inc.                               45,400            1,685,248
Medicis Pharmaceutical Corp., Class A *           22,800            1,208,400
Patterson Dental Company *                        29,500              885,000
Province Healthcare Company * (a)                 69,349            2,447,326
Quest Diagnostics, Inc. *                         27,400            2,050,890
Rehabcare Group, Inc. *                           55,500            2,675,100
Triad Hospitals, Inc. *                           61,300            1,806,511
                                                                  -----------
                                                                   38,548,852
ELECTRICAL EQUIPMENT - 1.16%
Anaren Microwave, Inc. * (a)                     105,100            2,102,000
Power One, Inc. * (a)                             41,600              692,224
Tektronix, Inc. *                                 68,100            1,848,915
                                                                  -----------
                                                                    4,643,139
ELECTRONICS - 2.74%
Jabil Circuit, Inc. *                             55,500            1,712,730
Microchip Technology, Inc. *                      73,250            2,448,748
PerkinElmer, Inc.                                 36,400            1,002,092
Pixelworks, Inc. * (a)                            92,400            3,302,376
Varian Medical Systems, Inc. *                    22,500            1,608,750
Vishay Intertechnology, Inc. *                    37,400              860,200
                                                                  -----------
                                                                   10,934,896
FINANCIAL SERVICES - 4.66%
Americredit Corp. *                               69,300            3,600,135
Concord EFS, Inc. *                              115,550            6,009,756
Investment Technology Group *                     69,300            3,485,097
Labranche & Company, Inc. * (a)                   25,500              739,500
Legg Mason, Inc.                                  36,300            1,806,288
Waddell & Reed Financial, Inc.,
  Class A                                         92,400            2,933,700
                                                                  -----------
                                                                   18,574,476
GAS & PIPELINE UTILITIES - 1.73%
Cooper Cameron Corp. *                            69,300            3,866,940
Kinder Morgan, Inc.                               60,100            3,020,025
                                                                  -----------
                                                                    6,886,965
HEALTHCARE PRODUCTS - 0.40%
Cytyc Corp. * (a)                                 69,300            1,597,365
                                                                  -----------

HEALTHCARE SERVICES - 0.53%
Laboratory Corp. of America
  Holdings *                                      27,400            2,107,060
                                                                  -----------

HOTELS & RESTAURANTS - 2.01%
CBRL Group, Inc.                                  53,900              913,605
Jack In the Box, Inc. *                           63,600            1,659,960
Sonic Corp. *                                    104,000            3,299,920
Starbucks Corp. *                                 92,400            2,125,200
                                                                  -----------
                                                                    7,998,685
INSURANCE - 1.24%
ACE, Ltd.                                         69,100            2,701,119
HCC Insurance Holdings, Inc.                      92,400            2,263,800
                                                                  -----------
                                                                    4,964,919
INTERNATIONAL OIL - 0.43%
Varco International, Inc. *                       92,400            1,719,564
                                                                  -----------

INVESTMENT COMPANIES - 1.70%
Affiliated Managers Group, Inc. *,                46,200            2,841,300
Eaton Vance Corp.                                 69,300            2,411,640
Federated Investors, Inc., Class B                47,500            1,529,500
                                                                  -----------
                                                                    6,782,440
LEISURE TIME - 0.61%
International Game Technology                     32,400            2,033,100
International Speedway Corp., Class B              9,100              382,200
                                                                  -----------
                                                                    2,415,300

    The accompanying notes are an integral part of the financial statements.
                                       89

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES              VALUE
                                                          ------              -----
PETROLEUM SERVICES - 2.52%
Cal Dive International, Inc. *                            92,400          $ 2,273,040
Core Laboratories NV *                                    83,200            1,560,000
Hanover Compressor Company *(a)                          108,600            3,593,574
Pride International, Inc. * (a)                          138,600            2,633,400
                                                                         ------------
                                                                           10,060,014
RETAIL TRADE - 10.13%
99 Cents Only Stores *                                    15,600              467,220
Abercrombie & Fitch Company, Class A *                   177,800            7,912,100
American Eagle Outfitters, Inc. *                        184,900            6,515,876
BJ's Wholesale Club, Inc. *                               18,500              985,310
CDW Computer Centers, Inc. *                             137,900            5,476,009
Dollar General Corp.                                     138,600            2,702,700
Dollar Tree Stores, Inc. *                                69,000            1,920,960
Family Dollar Stores, Inc.                                36,800              943,184
Genesco, Inc. * (a)                                       92,400            3,104,640
Talbots, Inc.                                             12,000              525,000
Too, Inc. *                                               92,400            2,531,760
Venator Group, Inc. *                                    277,300            4,242,690
Williams Sonoma, Inc. *                                   78,900            3,062,898
                                                                         ------------
                                                                           40,390,347
SEMICONDUCTORS - 4.60%
Alpha Industries, Inc.                                   115,500            3,413,025
Axcelis Technologies, Inc. *                              67,100              993,080
Broadcom Corp., Class A *                                 36,100            1,543,636
Emcore Corp. * (a)                                        31,800              977,850
Intersil Holding Corp., Class A *                         46,200            1,681,680
LAM Research Corp. *                                      35,200            1,043,680
LTX Corp. *                                               41,400            1,058,184
Micrel, Inc. *                                            45,400            1,498,200
QLogic Corp. *                                            46,200            2,977,590
Semtech Corp. * (a)                                       22,700              681,000
Varian Semiconductor Equipment,  Inc. *                   27,000            1,134,000
Zoran Corp. *                                             45,400            1,349,288
                                                                         ------------
                                                                           18,351,213
SOFTWARE - 2.84%
Activision, Inc. *                                        32,300            1,267,775
Citrix Systems, Inc. *                                    93,500            3,263,150
Compuware Corp. *                                         90,800            1,270,292
Electronic Arts *                                         30,000            1,737,000
Keane, Inc. *                                             69,200            1,522,400
Secure Computing Corp. * (a)                              83,200            1,307,072
Ulticom, Inc. *                                           28,600              966,680
                                                                         ------------
                                                                           11,334,369
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.30%
American Tower Corp., Class A                             68,100            1,407,627
Commscope, Inc. *                                        114,600            2,693,100
Comverse Technology, Inc. *(a)                             7,300              416,830
Digital Lightwave, Inc. * (a)                             46,200            1,707,552
Polycom, Inc. * (a)                                       48,700            1,124,483
RF Micro Devices, Inc. *                                 138,700            3,740,739
SBA Communications Corp. *                                27,200              673,200
Scientific-Atlanta, Inc.                                  69,300            2,813,580
UTStarcom, Inc. * (a)                                    110,900            2,583,970
                                                                         ------------
                                                                           17,161,081
TELEPHONE - 0.20%
Rural Cellular Corp., Class A*                            18,100              819,930
                                                                         ------------
TRANSPORTATION - 0.42%
Expeditores International of
  Washington, Inc.                                        27,700            1,661,972
                                                                         ------------
TOTAL COMMON STOCKS
(Cost: $327,381,632)                                                     $338,556,114
                                                                         ============

                                                     PRINCIPAL
                                                       AMOUNT               VALUE
                                                     ----------           ---------
SHORT TERM INVESTMENTS - 15.11%
Navigator Securities Lending
  Trust, 4.19%                                       $40,574,867         $ 40,574,867
Student Loan Marketing Association
  Discount Note, 3.94% due 07/02/2001                 19,669,000           19,666,847
                                                                         ------------
                                                                         $ 60,241,714
TOTAL INVESTMENTS
(AGGRESSIVE GROWTH TRUST)
(Cost: $387,623,346)                                                     $398,797,828
                                                                         ============

EMERGING SMALL COMPANY TRUST

                                              SHARES             VALUE
                                              ------             -----
COMMON STOCKS - 73.36%
ADVERTISING - 0.19%
Lamar Advertising Company, Class A*           23,500          $ 1,034,000
                                                               ----------

AIR TRAVEL - 0.25%
Alaska Air Group *                            35,000            1,011,500
Skywest, Inc.                                 13,800              386,400
                                                               ----------
                                                                1,397,900
APPAREL & TEXTILES - 0.92%
Jones Apparel Group, Inc. *                   32,000            1,382,400
Tommy Hilfiger Corp. *                        75,400            1,055,600
Wolverine World Wide, Inc.                   150,100            2,682,287
                                                               ----------
                                                                5,120,287
AUTO PARTS - 0.72%
Gentex Corp. * (a)                           142,600            3,974,262
                                                               ----------

BANKING - 3.53%
Bank United Corp.*                           101,200               33,396
City National Corp.                            4,600              203,734
Commerce Bancorp, Inc.                        32,550            2,281,755
Golden State Bancorp, Inc.                   160,000            4,928,000
National Commerce Financial Corp.            152,100            3,706,677
Silicon Valley Bancshares *                  167,100            3,676,200
TCF Financial Corp.                           93,500            4,329,985
Wilmington Trust Corp.                         7,000              438,550
                                                               ----------
                                                               19,598,297
BIOTECHNOLOGY - 0.76%
Aviron * (a)                                  31,100            1,772,700
COR Therapeutics, Inc. * (a)                  34,200            1,043,100
Exelixis, Inc. *                              17,200              326,284
Medicines Company * (a)                       51,600            1,057,284
                                                               ----------
                                                                4,199,368
BROADCASTING - 3.72%
Cox Radio, Inc., Class A *                    16,394              456,573
Cumulus Media, Inc., Class A *                34,000              461,720
Entercom Communications Corp.*                19,900            1,066,839
Entravision Common Corp. *                   220,300            2,709,690
Hispanic Broadcasting Corp. *                339,000            9,725,910
Mediacom Communications Corp.,
Class A *                                     66,600            1,176,156
Powerwave Technologies, Inc. *                73,900            1,071,550
Proxim, Inc. *                                12,300              173,430
Radio One, Inc., Class A * (a)                27,300              627,900
Radio One, Inc., Class D * (a)                25,300              557,865
XM Satellite Radio Holdings, Inc.,
Class A * (a)                                160,000            2,592,000
                                                               ----------
                                                               20,619,633
BUSINESS SERVICES - 4.31%
Answerthink Consulting Group *                78,400              783,216
BISYS Group, Inc. *                            7,000              413,000
Brio Technology, Inc. * (a)                   63,600              464,280
Corporate Executive Board Company *           23,200              974,400
Cuno, Inc. *                                  13,800              414,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES            VALUE
                                                  ------            -----
BUSINESS SERVICES - CONTINUED
DeVry, Inc. *                                    51,000          $ 1,842,120
Entrust Technologies, Inc. *                     97,900              694,111
HNC Software, Inc. * (a)                         79,900            1,997,500
Interep National Radio Sales, Inc. *             21,600              123,120
Learning Tree International, Inc. *              45,000            1,033,200
MAXIMUS, Inc. *                                  14,700              589,323
Probusiness Services, Inc. *                     50,000            1,327,500
Quest Software, Inc. * (a)                       71,317            2,692,217
Robert Half International, Inc. *                25,000              622,250
RSA Security, Inc. *                            193,200            5,979,540
Sapient Corp. * (a)                             145,800            1,421,550
Sonicwall, Inc. * (a)                            57,300            1,444,533
Waste Connections, Inc. *                        34,600            1,093,360
                                                                 -----------
                                                                  23,909,220
CHEMICALS - 0.49%
Cambrex Corp.                                    26,300            1,330,254
Valspar Corp.                                    38,600            1,370,300
                                                                 -----------
                                                                   2,700,554
CELLULAR COMMUNICATIONS - 1.16%
AirGate PCS, Inc. *                              47,400            2,464,800
Alamosa Holdings, Inc. * (a)                    135,300            2,205,390
UbiquiTel Inc. *                                174,100            1,323,160
US Unwired Inc. *                                41,000              435,010
                                                                 -----------
                                                                   6,428,360
COMPUTERS & BUSINESS EQUIPMENT - 4.13%
Affiliated Computer Services, Inc.,
Class A * (a)                                   138,500            9,959,535
DMC Stratex Networks, Inc. *                     52,300              523,000
Handspring, Inc. * (a)                            9,500               73,150
Integrated Circuit Systems, Inc. *              143,900            2,762,880
Ixia * (a)                                        1,400               26,600
National Instruments Corp. *                     31,800            1,031,910
NetIQ Corp. * (a)                                43,200            1,351,728
Nuance Communications * (a)                      32,000              576,640
Pinnacle Systems, Inc. *                         36,000              217,800
Precise Software Solutions, Ltd. * (a)           22,200              681,540
Predictive Systems, Inc. * (a)                   70,500              282,000
Radiant Systems, Inc. *                          13,200              212,784
Redback Networks, Inc. * (a)                    132,700            1,183,684
Sierra Wireless, Inc. *                          21,200              386,264
Verity, Inc. *                                   69,600            1,388,520
Western Digital Corp. *                          79,600              318,400
Western Multiplex Corp., Class A *               24,200              166,254
Wind River Systems, Inc. *                      100,000            1,746,000
                                                                 -----------
                                                                  22,888,689
CONSTRUCTION MATERIALS - 0.83%
Roper Industries                                110,860            4,628,405
                                                                 -----------

CRUDE PETROLEUM & NATURAL GAS - 0.61%
Barrett Resources Corp. *                        21,501            1,268,559
Cabot Oil & Gas Corp., Class A                   14,300              348,920
Hydril Company *                                 14,400              327,888
Marine Drilling Companies, Inc. *                76,600            1,463,826
                                                                 -----------
                                                                   3,409,193
DOMESTIC OIL - 1.78%
Chesapeake Energy Corp. *                        92,000              625,600
Newfield Exploration Company *                  113,000            3,622,780
Oil States International Inc.*                   56,400              520,008
Spinnaker Exploration Company*                   23,700              944,682
Stone Energy Corp. *                             12,955              573,907
Swift Energy Company *                           58,400            1,759,592
Tom Brown, Inc. *                                75,500            1,812,000
                                                                 -----------
                                                                   9,858,569

                                                  SHARES             VALUE
                                                  ------             -----
DRUGS & HEALTH CARE - 4.40%
Alkermes, Inc. * (a)                             23,500          $   824,850
ALPHARMA, Inc., Class A (a)                      19,300              525,925
Barr Laboratories, Inc. *                        14,400            1,013,904
Caremark Rx, Inc. *                              36,000              592,200
Celgene Corp. * (a)                               2,800               80,780
Cephalon, Inc. * (a)                                300               21,150
Coherent, Inc. *                                  7,500              271,275
Corixa Corp. * (a)                               34,702              592,363
Cubist Pharmaceuticals, Inc. *                    3,300              125,400
eBenX, Inc. *                                     2,400                7,872
Epoch Pharmaceuticals, Inc. *                    46,300              208,350
Harvard Bioscience, Inc. * (a)                   30,700              338,621
ICN Pharmaceuticals, Inc.                         8,700              275,964
Illumina, Inc. *                                  7,800               91,884
Inhale Therapeutic Systems *(a)                 165,800            3,813,400
Inspire Phamaceutical, Inc. *                    11,600              162,400
Intermune Inc. * (a)                              8,900              317,018
Ista Pharmaceuticals, Inc. *                     72,900              236,925
Luminex Corp. * (a)                              43,200              863,568
Neurocrine Biosciences, Inc. *                    5,300              211,947
NPS Pharmaceuticals, Inc. *                       7,800              313,560
OSI Pharmaceuticals, Inc. *                       8,800              462,792
Packard Bioscience Company *                     90,500              751,150
Parexel International Corp. *                   112,000            2,184,000
Pharmaceutical Product Development,
  Inc. *                                         47,600            1,452,276
Renal Care Group, Inc. *                         62,900            2,068,781
Sepracor, Inc. * (a)                                300               11,940
Shire Pharmaceuticals Group PLC, ADR *            7,600              421,800
Supergen, Inc. *                                  1,100               16,203
Texas Biotechnology Corp. *                      49,900              418,162
Thoratec Labs Corp. *                            19,400              301,670
Titan Pharmaceuticals, Inc. *                    41,300            1,239,413
Triad Hospitals, Inc. *                          22,000              648,340
United Therapeutics Corp. *  (a)                 13,000              173,550
Ventana Medical Systems, Inc. * (a)              39,900            1,256,850
Versicor, Inc. *                                 14,200              178,068
Visible Genetics, Inc. * (a)                     71,600            1,779,260
Wilson Great Batch Technologies *                 4,900              142,100
                                                                 -----------
                                                                  24,395,711
ELECTRICAL EQUIPMENT - 2.25%
Active Power, Inc. *                             39,600              660,528
Advanced Energy Industries, Inc. * (a)           26,800            1,106,036
Anaren Microwave, Inc. *                         37,500              750,000
Capstone Turbine Corp. * (a)                     40,200              888,018
Catalytica Energy Systems, Inc. *                32,961              715,254
Power One, Inc. * (a)                            53,200              885,248
Tektronix, Inc. *                               274,400            7,449,960
                                                                 -----------
                                                                  12,455,044
ELECTRIC UTILITIES - 0.19%
Newpower Holdings, Inc. *                        11,400              102,600
Orion Power Holdings, Inc. *                     40,300              959,543
                                                                 -----------
                                                                   1,062,143
ELECTRONICS - 5.54%
Adaptec, Inc. *,                                 15,300              152,082
Celestica, Inc. * (a)                            15,600              803,400
CTS Corp.                                        13,500              276,750
DDI Corp. *                                      41,800              836,000
Flextronics International, Ltd. *               102,094            2,665,674
Jabil Circuit, Inc. *                            70,000            2,160,200
L-3 Communications Holdings, Inc.*               42,700            3,258,010
Mettler-Toledo International, Inc. *            174,600            7,551,450
Nanometrics, Inc. *                              22,700              623,955
PerkinElmer, Inc.                               310,600            8,550,818
SMTC Corp. *                                     20,000               57,800


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                               SHARES            VALUE
                                               ------            -----
ELECTRONICS - CONTINUED
Varian Medical Systems, Inc. *                38,700          $ 2,767,050
Varian, Inc. *                                30,600              988,380
                                                              -----------
                                                               30,691,569
ENERGY - 0.69%
Aquila, Inc. * (a)                           107,800            2,657,270
NRG Energy, Inc. (a)                          53,300            1,176,864
                                                              -----------
                                                                3,834,134
FINANCIAL SERVICES - 2.32%
Allied Capital Corp.                          41,000              949,150
American Med Systems Holdings *               19,200              294,720
Concord EFS, Inc. * (a)                       79,000            4,108,790
Digitas, Inc. *                               14,200               62,480
Embarcadero Technologies,
Inc.  * (a)                                    8,300              185,173
Instinet Group, Inc. *                        18,200              339,248
Investment Technology Group *                 11,757              591,260
Knight Trading Group, Inc. * (a)             105,700            1,129,933
Labranche & Company, Inc. * (a)               86,800            2,517,200
Metris Companies, Inc.                        27,650              932,081
Radian Group, Inc.                            11,400              461,130
Waddell & Reed Financial, Inc.,
Class A                                       40,225            1,277,144
                                                              -----------
                                                               12,848,309
FOOD & BEVERAGES - 0.18%
Performance Food Group Company *              22,000              606,100
Suiza Foods Corp. *                            7,300              387,630
                                                              -----------
                                                                  993,730
GAS & PIPELINE UTILITIES - 0.28%
Atmos Energy Corp.                            43,800            1,071,348
Louis Dreyfus Natural Gas Corp. *             13,200              460,020
                                                              -----------
                                                                1,531,368
HEALTHCARE SERVICES - 0.30%
Laboratory Corp.
of America Holdings *                         21,400            1,645,660
                                                              -----------

HOTELS & RESTAURANTS - 0.49%
Brinker International, Inc. *                 54,500            1,408,825
Jack In the Box, Inc. *                       50,000            1,305,000
                                                              -----------
                                                                2,713,825
INSURANCE - 1.69%
Conseco, Inc. * (a)                          212,300            2,897,895
Mutual Risk Mangement, Ltd. (a)               61,300              545,570
Protective Life Corp.                         19,400              666,778
Reinsurance Group America, Inc.              138,300            5,241,570
                                                              -----------
                                                                9,351,813
INTERNATIONAL OIL - 0.92%
Trico Marine Services, Inc. *                112,400            1,195,936
Triton Energy, Ltd. * (a)                      9,300              304,575
Varco International, Inc. *                  192,374            3,580,080
                                                              -----------
                                                                5,080,591
INTERNET CONTENT - 1.70%
Check Point Software Technologies,
Ltd. * (a)                                   118,200            5,977,374
CNET Networks, Inc. * (a)                    103,248            1,342,224
DoubleClick, Inc. *                          152,300            2,126,108
                                                              -----------
                                                                9,445,706
INTERNET RETAIL - 0.13%
Sciquest.com, Inc. * (a)                       6,000                6,240
Ticketmaster Online -
  Citysearch, Inc. Class B *                  48,600              719,280
                                                              -----------
                                                                  725,520
INTERNET SERVICE PROVIDER - 0.12%
GoTo.com, Inc. *                              33,000              641,850
                                                              -----------

INTERNET SOFTWARE - 2.30%
Art Technology Group, Inc. *(a)               51,000              295,800
Centillium Communications,
Inc. *(a)                                     73,200            1,810,968


                                               SHARES            VALUE
                                               ------            -----
INTERNET SOFTWARE - CONTINUED
Interwoven, Inc. *                            85,700          $ 1,448,330
Liberate Technologies * (a)                   58,500              640,575
Openwave Systems, Inc. *                      40,460            1,403,962
Retek, Inc. *                                137,231            6,578,854
Tumbleweed Communications
 Corp. *(a)                                   37,300              141,367
WebMethods, Inc. * (a)                        20,000              423,600
                                                              -----------
                                                               12,743,456
INVESTMENT COMPANIES - 1.12%
Affiliated Managers Group,
  Inc. *,                                     29,900            1,838,850
Federated Investors, Inc., Class B           135,000            4,347,000
                                                              -----------
                                                                6,185,850
LEISURE TIME - 0.77%
Callaway Golf Company                          2,100               33,180
Gemstar-TV Guide International,
  Inc. *                                     100,000            4,260,000
                                                              -----------
                                                                4,293,180
LIFE SCIENCES - 0.81%
Waters Corp. *                               163,100            4,503,191
                                                              -----------
LIQUOR - 0.50%
Adolph Coors Company, Class B                 55,500            2,784,990
                                                              -----------
PETROLEUM SERVICES - 1.22%
Atwood Oceanics, Inc. *                      113,400            3,980,340
Pride International, Inc. *(a)                43,700              830,300
Rowan Companies, Inc. *                       53,800            1,188,980
Superior Energy Services, Inc.*               99,300              784,470
                                                              -----------
                                                                6,784,090
PHARMACEUTICALS - 0.53%
Abgenix, Inc. *,                              54,700            2,461,500
Alexion Pharmaceuticals, Inc.*                19,900              477,600
                                                              -----------
                                                                2,939,100
REAL ESTATE - 2.51%
Alexandria Real Estate
   Equities                                   14,800              589,040
Arden Realty, Inc.                               500               13,350
Brandywine Realty Trust SBI                   16,400              368,180
Catellus Development Corp. *                  52,200              910,890
Duke-Weeks Realty Investments, Inc.           51,800            1,287,230
General Growth Properties, Inc.               51,800            2,038,848
Innkeepers USA Trust                          33,400              400,132
Liberty Property Trust SBI                    13,100              387,760
MeriStar Hospitality Corp. REIT               91,300            2,168,375
Pinnacle Holdings, Inc. *                     63,100              379,231
Reckson Associates Realty
 Corp. (a)                                    59,400            1,366,200
Security Capital Group, Inc.,
 Class B *                                    99,900            2,137,860
SL Green Realty Corp.                         60,900            1,845,879
                                                              -----------
                                                               13,892,975
RETAIL TRADE - 1.51%
Dollar Tree Stores, Inc. *                   102,300            2,848,032
Family Dollar Stores, Inc.                    86,300            2,211,869
Kmart Corp. *                                240,000            2,752,800
Mens Wearhouse, Inc. *                        21,000              579,600
                                                              -----------
                                                                8,392,301
SEMICONDUCTORS - 7.14%
Alpha Industries, Inc.                         8,400              248,220
Applied Micro Circuits Corp. *                60,000            1,032,000
Axt, Inc. *,                                   8,100              216,270
Caliper Technologies Corp. *(a)               30,000              631,500
Cirrus Logic, Inc. *                          60,800            1,400,224
Credence Systems Corp. *                      43,600            1,056,864
Emcore Corp. * (a)                            70,500            2,167,875
Intersil Holding Corp., Class A *             67,900            2,471,560
LAM Research Corp. *                         155,700            4,616,505
Lattice Semiconductor Corp. *(a)              36,000              878,400

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES             VALUE
                                                  ------             -----
SEMICONDUCTORS - CONTINUED
Micrel, Inc. *                                  132,100          $ 4,359,300
Monolithic System Technology, Inc. *              8,000               88,400
Novellus Systems, Inc. *                        110,700            6,286,653
PMC-Sierra, Inc. * (a)                          140,271            4,358,220
Power Integrations *                             44,600              695,760
QLogic Corp. *                                   16,500            1,063,425
Quicklogic Corp. *                               19,700              118,594
Rudolph Technologies, Inc. * (a)                 20,600              968,200
Semtech Corp. *                                  58,800            1,764,000
Silicon Laboratories * (a)                       23,400              517,140
Triquint Semiconductor, Inc. *(a)                74,300            1,671,750
Varian Semiconductor Equipment, Inc. *           22,400              940,800
Veeco Instruments, Inc. *                        27,515            1,093,721
Vitesse Semiconductor Corp. *                    45,400              955,216
                                                                ------------
                                                                  39,600,597
SOFTWARE - 5.28%
Actuate Corp. * (a)                             106,500            1,017,075
Avocent Corp. *                                  39,996              909,909
BEA Systems, Inc. *                             232,400            7,137,004
Bindview Development Corp. *                     80,000              168,800
Cysive, Inc. *                                   12,200               38,674
Docent, Inc. *                                   20,400              204,000
Evolve Software, Inc. * (a)                      45,500               25,935
I2 Technologies, Inc. *                          76,200            1,508,760
Informatica Corp. *                              54,100              939,176
Intertrust Technologies Corp. *                  14,500               17,400
Intuit, Inc. *                                   75,600            3,023,244
Matrixone, Inc. *                                28,200              653,958
Mercury Interactive Corp. *                      58,300            3,492,170
Micromuse, Inc. *                               101,800            2,849,382
Roxio Inc. *                                      2,518               32,734
Selectica, Inc. *                               152,300              651,844
Serena Software, Inc. * (a)                      41,200            1,497,208
Speechworks International, Inc. *                13,200              207,240
Synopsys, Inc. *                                 64,600            3,125,994
Valicert, Inc. *                                 28,500               88,920
VERITAS Software Corp. *                         25,750            1,713,148
                                                                ------------
                                                                  29,302,575
TELECOMMUNICATIONS
  EQUIPMENT & SERVICES - 2.49%
Advanced Fibre Communications*                  135,600            2,847,600
Alaska Communications Systems, Inc.*            106,500              974,475
Aspect Communications, Inc.*                      9,200               64,308
Leap Wireless International, Inc.*(a)             9,900              299,970
Level 3 Communications, Inc.*(a)                 59,400              326,106
Millicom International Cellular SA *              3,300               82,830
Polycom, Inc. *                                 116,000            2,678,440
Stanford Microdevices, Inc. *                    10,600              166,844
Tekelec, Inc. * (a)                              94,000            2,547,400
TeleCorp PCS, Inc., Class A *                   197,100            3,817,827
                                                                ------------
                                                                  13,805,800
TELEPHONE - 0.76%
Allegiance Telecom, Inc. *                       19,200              287,808
CenturyTel, Inc.                                 25,638              776,831
Intermedia Communications, Inc. *(a)             34,300              511,070
McLeodUSA, Inc. *                                92,500              424,575
Western Wireless Corp., Class A *                51,000            2,193,000
                                                                ------------
                                                                   4,193,284
TRANSPORTATION - 1.82%
C. H. Robinson Worldwide                        141,000            3,932,490
Expeditores International of
  Washington, Inc.                              102,600            6,155,897
                                                                ------------
                                                                  10,088,387
TOTAL COMMON STOCKS
(Cost: $380,692,152)                                            $406,693,486
                                                                ============



                                              PRINCIPAL
                                                AMOUNT              VALUE
                                              ----------          ---------
CORPORATE BONDS - 0.03%
 TELEPHONE - 0.03%
 Cyras Systems, Inc.,
  4.50% due 08/15/2005                          160,000         $    182,000
                                                                ------------

TOTAL CORPORATE BONDS
(Cost: $160,000)                                                $    182,000
                                                                ------------

SHORT TERM INVESTMENTS - 11.85%
Navigator Securities Lending
  Trust, 4.19%                              $65,713,155         $ 65,713,155
                                                                ------------

REPURCHASE AGREEMENTS - 14.76%
Repurchase Agreement with
  State Street Corp., dated
  6/29/2001 at 2.75%, to be
  repurchased at 81,836,750
  on 07/02/2001,
  collateralized by
  61,625,000 U.S. Treasury
  Bonds, 9.00% due 11/15/2018
  (valued at 83,457,936,
  including interest).                      $81,818,000         $ 81,818,000
                                                                ------------

TOTAL INVESTMENTS
(EMERGING SMALL COMPANY
TRUST)  (Cost: $528,383,307)                                    $554,406,641
                                                                ============


SMALL COMPANY BLEND TRUST

                                            SHARES             VALUE
                                            ------             -----
COMMON STOCKS - 79.62%
AGRICULTURE - 0.00%
Seminis, Inc., Class A *                    2,000          $    2,560
                                                           ----------

AIR TRAVEL - 0.33%
America West Holding Corp.,
 Class B *                                  9,100              90,727
Skywest, Inc.                              16,100             450,800
                                                           ----------
                                                              541,527
APPAREL & TEXTILES - 0.83%
Kellwood Company                           15,500             358,050
Stride Rite Corp.                          43,100             366,350
Tefron, Ltd. *                             14,500              34,655
Tommy Hilfiger Corp. *                      7,900             110,600
Vans, Inc. *                               21,000             493,500
                                                           ----------
                                                            1,363,155
AUTO PARTS - 0.56%
Borg-Warner Automotive, Inc.                8,500             421,770
CSK Auto Corp. *                           60,000             498,000
                                                           ----------
                                                              919,770
AUTO SERVICES - 0.44%
Dollar Thrifty Automotive Group *          16,000             384,000
Pennzoil-Quaker State Company              30,000             336,000
                                                           ----------
                                                              720,000
AUTOMOBILES - 1.05%
Polaris Industries, Inc.                   37,500           1,717,500
                                                           ----------
BANKING - 3.53%
Banknorth Group, Inc.                      13,687             310,011
BankUnited Financial Corp. *               72,000           1,011,600
BOK Financial Corp. *                      20,079             540,125
Citizens Banking Corp.                      3,300              96,525
Commerce Bancorp, Inc.                      9,500             665,950
Community First Bankshares,Inc             20,500             471,500
First Midwest Bancorp, Inc.                21,000             622,650
Net.B@nk, Inc. *                           30,000             339,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                  SHARES             VALUE
                                                  ------             -----

BANKING - CONTINUED
Pacific Century Financial Corp.                   22,000          $  567,380
Santander Bancorp                                 12,000             234,600
South Financial Group, Inc.                        8,100             152,928
Waypoint Financial Corp.                          63,000             787,500
                                                                   ---------
                                                                   5,799,769
BIOTECHNOLOGY - 2.06%
Adolor Corp. * (a)                                 8,600             185,760
Aviron * (a)                                      16,000             912,000
Exelixis, Inc. *                                  58,700           1,113,539
Trimeris, Inc. * (a)                              23,500           1,176,645
                                                                   ---------
                                                                   3,387,944
BROADCASTING - 5.22%
Acme Communications, Inc. *                       10,800              88,668
ACTV, Inc. *                                      37,700             125,541
BHC Communications, Inc.,
 Class A *                                         3,000             416,970
Classic Communications, Inc.,
 Class A *                                        10,000               8,900
Crown Media Holdings, Inc.,
  Class A *                                       19,300             358,015
Cumulus Media, Inc., Class A *                    18,500             251,230
Emmis Communications Corp., Class A *             17,200             528,900
Entercom Communications Corp. *(a)                 6,500             348,465
Entravision Common Corp. *                        34,000             418,200
Gray Communications Systems, Inc.,
 Class B                                           5,000              75,500
Insight Communications, Inc., Class A *           32,400             810,000
Mediacom Communications Corp., Class A *          34,800             614,568
Radio One, Inc., Class A * (a)                     9,400             216,200
Radio One, Inc., Class D * (a)                    52,800           1,164,240
Regent Communications, Inc. *                     14,200             170,258
Sirius Satellite Radio, Inc. * (a)                37,000             418,470
Spanish Broadcasting Systems, Inc.,
 Class A *                                        24,200             198,682
Westwood One, Inc. *                              24,500             902,825
World Wrestling Federation
  Entertainment, Inc.,
  Class A * (a)                                   24,400             336,720
XM Satellite Radio Holdings,
 Inc.,  Class A * (a)                             39,000             631,800
Young Broadcasting, Inc.,
 Class A *                                        14,500             486,910
                                                                   ---------
                                                                   8,571,062
BUILDING MATERIALS
& CONSTRUCTION - 0.24%
R.P.M., Inc.                                      43,000             395,600
                                                                   ---------

BUSINESS SERVICES - 3.67%
Applied Graphice Techologies *                     5,800               6,960
Armor Holdings, Inc. *                            45,000             675,000
Banta Corp.                                       23,400             685,620
Costar Group, Inc. *                              32,000             841,600
Headhunter.Net, Inc. * (a)                        67,700             316,836
Kendle International, Inc. *                      30,000             601,200
On Assignment, Inc. *                              4,500              81,000
Quanta Services, Inc. * (a)                       55,400           1,221,016
Razorfish, Inc., Class A *                        28,374              15,322
Resources Connection, Inc. *                      15,000             387,600
RSA Security, Inc. *                              20,250             626,737
Startek, Inc. *                                   25,000             565,000
                                                                   ---------
                                                                   6,023,891
CHEMICALS - 1.27%
Scotts Company, Class A *                         27,500           1,139,875
Spartech Corp.                                    26,100             630,315
Valence Technology, Inc. * (a)                    48,000             308,640
                                                                   ---------
                                                                   2,078,830
COAL - 0.16%
Massey Energy Corp.                               13,500             266,760
                                                                   ---------

COMPUTERS & BUSINESS EQUIPMENT - 4.57%
Alliance Fiber Optic
 Products, Inc. *                                 61,200             290,700
Avanex Corp. * (a)                                85,900             833,230

                                                  SHARES             VALUE
                                                  ------             -----
COMPUTERS & BUSINESS
EQUIPMENT - CONTINUED
FEI Company *                                     10,000          $  410,000
Helix Technology Corp.                            39,700           1,210,056
Ibis Technology Corp. *                            8,000              88,240
Ixia *                                            33,000             627,000
Microtune, Inc. *                                 21,200             466,400
NetIQ Corp. *                                     36,000           1,126,440
Optical Communication Products,
 Class A *                                        64,900             690,536
Pinnacle Systems, Inc. *                          79,000             477,950
Pixar *                                           12,000             489,600
Spectrasite Holdings, Inc. *(a)                   46,800             338,832
Transmeta Corp. *                                 16,700              93,186
Witness Systems, Inc. *                           32,900             361,571
                                                                   ---------
                                                                   7,503,741
CONSTRUCTION MATERIALS - 0.69%
Columbus McKinnon Corp.                           34,500             388,125
Oshkosh Truck Corp., Class B                      15,150             670,388
SpeedFam-IPEC, Inc. *                             25,300              80,707
                                                                   ---------
                                                                   1,139,220
COSMETICS & TOILETRIES - 0.04%
Nu Skin Enterprises, Inc., Class A *               7,000              59,500
                                                                   ---------

CRUDE PETROLEUM & NATURAL GAS - 0.31%
Hydril Company *                                  22,700             516,879
                                                                   ---------

DRUGS & HEALTH CARE - 5.14%
3 Dimensional Pharmaceutical *                    21,500             206,615
Aclara Biosciences, Inc. *                        25,000             194,000
Antigenics, Inc. * (a)                            25,000             493,750
Capital Senior Living Corp. *                     12,000              18,360
Charles River Laboratories
 International *                                  18,000             625,500
Chromavision Medical Systems, Inc. *(a)           32,000             160,640
Diversa Corp. *                                   20,100             408,834
Durect Corp., Inc. *                              23,300             287,056
Genaissance Pharmaceuticals *                     19,900             279,396
Gene Logic, Inc. *                                13,800             300,840
Heska Corp. *                                     83,000              88,810
ILEX Oncology, Inc. *                             18,500             553,150
Illumina, Inc. *                                  43,500             512,430
Lexicon Genetics, Inc. *                          28,500             356,250
Protein Design Laboratories,
 Inc. * (a)                                        7,500             650,700
Scios, Inc. * (a)                                 17,200             430,172
Sonosight, Inc. * (a)                             17,000             329,800
Tanox, Inc. *                                     11,000             347,050
Triad Hospitals, Inc. *                           20,000             589,400
Trigon Healthcare, Inc. *                          9,000             583,650
Vical, Inc. *                                     34,800             486,504
ViroPharma, Inc. * (a)                            16,000             544,000
                                                                   ---------
                                                                   8,446,907
ELECTRICAL EQUIPMENT - 3.66%
Advanced Energy Industries, Inc. * (a)            33,500           1,382,545
Anaren Microwave, Inc. *                          37,600             752,000
Cable Design Technologies
 Corp. *                                          30,000             484,800
Dupont Photomasks, Inc. *                          7,000             337,750
Electro Scientific
 Industries., Inc. *                              44,500           1,695,450
Power One, Inc. * (a)                             40,000             665,600
Rayovac Corp. * (a)                               18,500             394,050
Wesco International, Inc. *                       33,000             300,300
                                                                   ---------
                                                                   6,012,495
ELECTRIC UTILITIES - 0.27%
Consol Energy, Inc.                               17,500             442,750
                                                                   ---------

ELECTRONICS - 2.50%
Anadigics, Inc. * (a)                             37,000             851,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                 SHARES              VALUE
                                                 ------              -----
ELECTRONICS - CONTINUED
Cymer, Inc. *                                    36,000          $  910,440
LoJack Corp. *                                   25,000             143,000
Nanometrics, Inc. *                              22,000             604,714
Photon Dynamics, Inc. * (a)                       6,000             188,400
Sawtek, Inc. *                                   39,300             924,729
Zygo Corp. *                                     21,400             476,150
                                                                 ----------
                                                                  4,098,433
FINANCIAL SERVICES - 2.32%
America First Mortgage Investments,
 Inc.                                            20,000             148,400
Annaly Mortgage Management, Inc., REIT           67,000             918,570
Fulton Financial Corp.                           23,537             481,567
Harbor Florida Bancshares, Inc.                   6,000             114,900
Jeffries Group, Inc.                              5,500             178,200
Lendingtree, Inc. * (a)                          92,700             590,499
Medallion Financial Corp.                        43,500             445,875
Numerical Technologies, Inc. *                   18,800             394,800
San Juan Basin Royalty Trust                     42,000             532,980
                                                                 ----------
                                                                  3,805,791
FOOD & BEVERAGES - 2.32%
Dreyers Grand Ice Cream, Inc.                    62,700           1,749,330
Flowers Foods, Inc. *                             5,000             156,750
Robert Mondavi Corp., Class A*                    2,500             101,350
Suiza Foods Corp. * (a)                          22,300           1,184,130
Tootsie Roll Industries, Inc.                    16,104             620,648
                                                                 ----------
                                                                  3,812,208
FOREST PRODUCTS - 0.36%
Caraustar Industries, Inc.                       64,500             593,400
                                                                 ----------

FUNERAL SERVICES - 0.45%
Carriage Services, Inc., Class A *               28,500             162,165
Stewart Enterprises, Inc., Class A *             80,000             584,000
                                                                 ----------
                                                                    746,165
GAS & PIPELINE UTILITIES - 0.98%
Energen Corp.                                    12,400             342,240
New Jersey Resources Corp.                        8,000             361,600
South Jersey Industries, Inc.                    10,100             314,615
Southwest Gas Corp.                               4,100              97,088
WGL Holdings, Inc.                               18,000             487,980
                                                                 ----------
                                                                  1,603,523
HEALTHCARE PRODUCTS - 0.36%
Aspect Medical Systems, Inc. *                   38,500             596,750
                                                                 ----------

HEALTHCARE SERVICES - 0.04%
Unilab Corp. *                                    2,400              60,480
                                                                 ----------

HOTELS & RESTAURANTS - 0.89%
California Pizza Kitchen, Inc. *                 33,200             771,900
CKE Restaurants, Inc. *                           4,400              14,520
Ruby Tuesday, Inc.                               39,600             677,160
                                                                 ----------
                                                                  1,463,580
HOUSEHOLD APPLIANCES - 0.65%
Libbey, Inc.                                     27,000           1,072,170
                                                                 ----------

HOUSEHOLD PRODUCTS - 0.32%
Martha Stewart Living, Inc.,
 Class A  * (a)                                  22,500             519,750
                                                                 ----------

INDUSTRIAL MACHINERY - 1.29%
AptarGroup, Inc.                                 12,600             408,618
Pentair, Inc.                                    44,500           1,504,100
UNOVA, Inc. *                                    30,000             206,400
                                                                 ----------
                                                                  2,119,118


                                                 SHARES              VALUE
                                                 ------              -----
INDUSTRIALS - 0.80%
Donaldson, Inc.                                  42,000          $1,308,300
                                                                 ----------

INSURANCE - 2.08%
Everest Re Group, Ltd.                           13,000             972,400
Fidelity National Financial Corp.                14,000             343,980
First American Financial Corp.                   13,000             246,220
Harleysville Group, Inc.                          3,500             104,125
Philadelphia Consolidated
 Holding Corp. *                                 16,800             584,304
W.R. Berkley Corp.                               11,600             480,472
Willis Group Holdings, Ltd. *                     5,100              90,525
Zenith National Insurance Corp.                  22,000             594,000
                                                                 ----------
                                                                  3,416,026
INTERNET CONTENT - 2.97%
Alloy Online, Inc. * (a)                         24,000             343,440
Click2learn, Inc. *                              28,000              45,360
CNET Networks, Inc. * (a)                        42,100             547,300
Digital Insight Corp. * (a)                      39,500             872,950
DoubleClick, Inc. *                              36,000             502,560
Emerge Interactive, Inc. * (a)                    3,000               3,480
Extensity, Inc. *                                45,200             456,520
Harris Interactive, Inc. *                      123,300             308,250
HomeStore.com, Inc. * (a)                        11,000             384,560
iVillage, Inc. * (a)                             46,000              66,700
NDS Group PLC, ADR *                             10,000             339,000
Netratings, Inc. * (a)                           33,000             442,200
Online Resources *                               22,500              54,000
Websense, Inc. *                                 25,700             514,000
                                                                 ----------
                                                                  4,880,320
INTERNET SERVICE PROVIDER - 0.01%
VIA NET. WORKS, Inc. * (a)                       12,700              19,558
                                                                 ----------

INTERNET SOFTWARE - 1.17%
Cybersource Corp. * (a)                          58,000             100,340
Digex, Inc., Class A *                           33,300             432,900
E.piphany, Inc. *                                22,250             226,060
Liquid Audio, Inc. * (a)                         11,800              34,810
Macromedia, Inc. *                               20,000             360,000
National Information Consortium * (a)            23,300              42,406
Niku Corp. *                                     17,000              17,000
PC-Tel, Inc. *                                   11,600             106,836
Scient Corp. * (a)                               90,000              83,700
Vignette Corp. *                                    200               1,774
Vitria Technology, Inc. * (a)                    54,500             187,480
WebMethods, Inc. *                               15,300             324,054
                                                                 ----------
                                                                  1,917,360
INVESTMENT COMPANIES - 0.83%
American Capital Strategies, Ltd.                48,500           1,360,910
                                                                 ----------

LEISURE TIME - 1.64%
Arctic Cat, Inc.                                 15,000             217,500
Cheap Tickets, Inc. * (a)                        36,000             543,600
Intrawest Corp.                                  14,000             267,540
Speedway Motorsports, Inc. *(a)                  47,000           1,184,870
Steiner Leisure, Ltd. *                          24,000             480,000
                                                                 ----------
                                                                  2,693,510
LIQUOR - 0.46%
Adolph Coors Company, Class B                    15,000             752,700
                                                                 ----------

MANUFACTURING - 0.39%
York International Corp.                         18,500             647,870
                                                                 ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                               SHARES            VALUE
                                                               ------            -----
MINING - 0.23%
Kaiser Aluminum Corp. * (a)                                    97,000          $   386,060
                                                                              ------------
PETROLEUM SERVICES - 0.52%
Coflexip SA, ADR                                                4,800              310,320
Seacor Smit, Inc. * (a)                                        11,550              539,847
                                                                              ------------
                                                                                   850,167
PUBLISHING - 0.30%
PRIMEDIA, Inc. * (a)                                           71,631              486,374
                                                                              ------------

REAL ESTATE - 2.00%
ANC Rental Corp. *                                             74,000              222,000
Anthracite Capital, Inc., REIT                                 40,000              442,000
CB Richard Ellis Services,  Inc. *                             43,500              682,950
Insignia Financial Group, Inc. *                               49,000              602,700
MeriStar Hospitality Corp. REIT                                34,800              826,500
Trammell Crow Company *                                        46,300              511,615
                                                                              ------------
                                                                                 3,287,765
RETAIL TRADE - 3.21%
Charlotte Russe Holding, Inc.*                                 17,900              479,720
Dollar Tree Stores, Inc. * (a)                                 62,300            1,734,432
Factory 2 U, Inc. * (a)                                        14,800              434,380
FTD.com, Inc., Class A *                                       90,000              637,200
Galyan's Trading, Inc. *                                        2,900               59,160
Lithia Motors, Inc., Class A *                                  4,600               77,280
School Specialty, Inc. *                                       23,000              594,550
Williams Sonoma, Inc. *                                        32,500            1,261,650
                                                                              ------------
                                                                                 5,278,372
SANITARY SERVICES - 0.37%
Ionics, Inc. *                                                 19,500              614,250
                                                                              ------------

SEMICONDUCTORS - 8.11%
American Superconductor Corp.*                                 26,900              694,020
ASM International NV * (a)                                     35,000              694,750
BE Semiconductor Industries *                                  17,000              113,050
Bookham Technology PLC, ADR *                                  25,100               72,790
Electroglas, Inc. *                                            40,200              711,540
Emcore Corp. * (a)                                             66,800            2,054,100
Exar Corp. *                                                   60,200            1,189,552
Globespan Semiconductor, Inc.*                                 44,000              642,400
Intergrated Electrical  Services *                             68,000              663,000
Kulicke & Soffa Industries,
  Inc. * (a)                                                   58,600            1,005,576
LTX Corp. *                                                    66,100            1,689,516
MIPS Technologies, Inc.,
 Class A *                                                     21,500              371,950
MIPS Technologies, Inc.,
  Class B *                                                     4,000               38,400
Monolithic System Technology, Inc.*                            10,000              110,500
On Semiconductor Corp. *                                       56,500              257,075
Parthus Technologies PLC, ADR *(a)                             26,000              201,500
Power Integrations * (a)                                       23,200              361,920
Rambus, Inc. *                                                 17,400              214,194
Therma Wave, Inc. *                                            35,000              667,450
TranSwitch Corp. *                                             26,000              286,000
Tvia, Inc. *                                                    8,200               18,450
Veeco Instruments, Inc. *                                      17,300              687,675
Virata Corp. *                                                 48,100              569,985
                                                                              ------------
                                                                                13,315,393
SOFTWARE - 2.45%
Adept Technology, Inc. *                                       30,000              297,000
Click Commerece, Inc. *                                        55,700              501,300
Documentum, Inc. *                                             29,500              381,140
Informax, Inc. * (a)                                           15,000              107,250
Lightspan, Inc. *                                              14,200               17,750
Matrixone, Inc. *                                              27,400              635,406
MicroStrategy, Inc., Class A * (a)                             65,000              182,000


                                                               SHARES            VALUE
                                                               ------            -----
SOFTWARE - CONTINUED
Midway Games, Inc. * (a)                                       22,000          $   407,000
Moldflow Corp. *                                                5,300               81,673
Official Payments Corp. *                                       9,500               48,925
Saba Software, Inc. * (a)                                      37,800              620,298
Selectica, Inc. *                                              31,700              135,676
Signalsoft Corp. * (a)                                         52,700              606,050
                                                                              ------------
                                                                                 4,021,468
STEEL - 0.23%
Allegheny Technologies, Inc.                                   21,000              379,890
                                                                              ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.93%
Advanced Fibre Communications*                                 22,700              476,700
Aspect Communications, Inc. *                                  89,000              622,110
Carrier Access Corp. *                                         43,500              347,565
Flag Telecom Holdings, Ltd. *                                  29,500              149,860
Focal Communications Corp. *(a)                                48,400              114,224
Metawave Communications Corp. *                                15,600               80,964
New Focus, Inc. * (a)                                          17,700              146,025
Newport Corp.                                                  25,000              662,500
Polycom, Inc. *                                                23,000              531,070
Superior Telecom, Inc. * (a)                                   13,129               37,024
                                                                              ------------
                                                                                 3,168,042
TELEPHONE - 0.18%
Luminent, Inc. * (a)                                           72,100              302,820
                                                                              ------------

TIRES & RUBBER - 0.12%
Bandag, Inc.                                                    7,000              191,100
                                                                              ------------

TRANSPORTATION - 0.23%
M.S. Carriers, Inc. *                                          10,000              307,100
U.S. Xpress Enterprises, Inc.,
 Class A *                                                     10,500               74,025
                                                                              ------------
                                                                                   381,125
TRAVEL SERVICES - 0.87%
Hotel Reservations Network,
  Inc., Class A * (a)                                          30,600            1,423,818
                                                                              ------------

TRUCKING & FREIGHT - 2.00%
Hub Group, Inc., Class A *                                     22,300              289,900
Landstar Systems, Inc. *                                       13,000              884,260
U.S. Freightways Corp.                                         18,200              536,900
Werner Enterprises, Inc.                                       65,000            1,576,250
                                                                              ------------
                                                                                 3,287,310
TOTAL COMMON STOCKS
(Cost: $140,981,828)                                                          $130,771,736
                                                                              ============




                                                           PRINCIPAL
                                                             AMOUNT              VALUE
                                                          ------------        ------------
SHORT TERM INVESTMENTS - 10.01%
Navigator Securities Lending
  Trust, 4.19%                                            $16,433,299         $ 16,433,299
                                                                              ------------

REPURCHASE AGREEMENTS - 10.37%
Repurchase Agreement with
  State Street Corp., dated
  06/29/2001 at 2.75%, to be
  repurchased at $17,039,904
  on 07/02/2001,
  collateralized by
  $13,780,000 U.S. Treasury
  Bonds, 8.00% due 11/15/2021
  (valued at $17,381,334,
  including interest).                                    $17,036,000         $ 17,036,000
                                                                              ------------

TOTAL INVESTMENTS
(SMALL COMPANY BLEND
TRUST)(Cost: $174,451,127)                                                    $164,241,035
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


DYNAMIC GROWTH TRUST

                                                SHARES             VALUE
                                                ------             -----
COMMON STOCKS - 84.67%
ADVERTISING - 1.86%
Lamar Advertising Company, Class A *            59,005          $ 2,596,220
                                                               ------------

AIR TRAVEL - 1.66%
Ryanair Holdings PLC, ADR *                     44,550            2,314,373
                                                               ------------

BIOTECHNOLOGY - 3.01%
Human Genome Sciences, Inc. *                   69,760            4,203,040
                                                               ------------

BROADCASTING - 8.25%
Charter Communications, Inc.,
  Class  A *                                   153,665            3,588,078
Cox Radio, Inc., Class A *                      27,520              766,432
EchoStar Communications Corp.,
 Class  A *                                    104,295            3,381,244
Entercom Communications Corp.*                  13,915              745,983
Hispanic Broadcasting Corp. *                   53,660            1,539,505
Univision Communications, Inc.,
  Class A *                                     34,585            1,479,546
                                                               ------------
                                                                 11,500,788
BUSINESS SERVICES - 10.11%
Apollo Group, Inc., Class A *                   81,050            3,440,572
Cendant Corp. *                                119,620            2,332,590
Paychex, Inc.                                  150,100            6,004,000
Plexus Corp. *                                   4,275              141,075
TMP Worldwide, Inc. *                           36,295            2,177,700
                                                               ------------
                                                                 14,095,937
CELLULAR COMMUNICATIONS - 3.16%
Western Wireless Corp., Class  A *             102,445            4,405,135
                                                               ------------

DOMESTIC OIL - 1.72%
EOG Resources, Inc.                             33,385            1,186,837
Valero Energy Corp.                             33,070            1,216,314
                                                               ------------
                                                                  2,403,151
DRUGS & HEALTH CARE - 15.30%
Andrx Corp. *                                   19,850            1,528,450
Cardinal Health, Inc.                           28,700            1,980,300
Curagen Corp. *                                 20,945              762,398
Enzon, Inc. *                                   39,885            2,492,812
McKesson HBOC, Inc.                             20,105              746,298
Medarex, Inc. *                                 48,615            1,142,453
Millennium Pharmaceuticals, Inc. *             117,105            4,166,596
OSI Pharmaceuticals, Inc. *                     68,190            3,586,112
Priority Healthcare Corp.,  Class B *           31,755              898,031
Quest Diagnostics, Inc. *                       31,555            2,361,892
Sepracor, Inc. *                                42,210            1,679,958
                                                               ------------
                                                                 21,345,300
ELECTRIC UTILITIES - 4.22%
AES Corp. *                                     95,880            4,127,634
Calpine Corp. *                                 13,655              516,159
Reliant Resources,  Inc. *                      50,120            1,237,964
                                                               ------------
                                                                  5,881,757
ELECTRONICS - 1.61%
Celestica, Inc. *                               15,115              778,422
Flextronics International, Ltd. *               56,435            1,473,518
                                                               ------------
                                                                  2,251,940
ENERGY - 0.38%
NRG Energy, Inc.                                23,975              529,368
                                                               ------------

                                                SHARES             VALUE
                                                ------             -----

FINANCIAL SERVICES - 3.43%
Charles Schwab Corp.                            73,385          $ 1,122,791
Concord EFS, Inc. *                             44,250            2,301,442
ETrade Group, Inc. *                           210,380            1,356,951
                                                               ------------
                                                                  4,781,184
GAS & PIPELINE UTILITIES - 2.96%
Kinder Morgan, Inc.                             48,790            2,451,698
Universal Compression
  Holdings *                                    58,980            1,675,032
                                                               ------------
                                                                  4,126,730
HEALTHCARE SERVICES - 1.40%
Laboratory Corp. of America
  Holdings *                                    25,375            1,951,338
                                                               ------------

HOUSEHOLD PRODUCTS - 3.05%
Crown Castle International
  Corp. *                                      259,150            4,250,060
                                                               ------------

INTERNET RETAIL - 2.48%
eBay, Inc. *                                    50,455            3,455,663
                                                               ------------

PETROLEUM SERVICES - 2.46%
Hanover Compressor Company *                   103,635            3,429,282
                                                               ------------

PHARMACEUTICALS - 1.06%
Abgenix, Inc. *,                                33,005            1,485,225
                                                               ------------

RETAIL TRADE - 1.28%
Walgreen Company                                52,380            1,788,777
                                                               ------------

SEMICONDUCTORS - 10.13%
Cree, Inc. *                                   107,590            2,812,941
Integrated Device Technology *                 116,865            3,703,452
Intersil Holding Corp., Class A *               62,640            2,280,096
Semtech Corp. *                                 48,300            1,449,000
Triquint Semiconductor, Inc. *                  64,835            1,458,787
Vitesse Semiconductor Corp. *                  115,175            2,423,282
                                                               ------------
                                                                 14,127,558

TELECOMMUNICATIONS EQUIPMENT
& SERVICES - 5.14%
American Tower Corp., Class A*                 185,005            3,824,054
SBA Communications Corp. *                      67,815            1,678,421
Sonus Networks, Inc. *                          71,645            1,673,627
                                                               ------------
                                                                  7,176,102

TOTAL COMMON STOCKS
(Cost: $126,949,686)                                          $118,098,928
                                                              ============


                                           PRINCIPAL
                                             AMOUNT              VALUE
                                          -------------       ------------
SHORT TERM INVESTMENTS - 15.33%
Federal Home Loan Bank,
   3.44% due 09/25/2001                     $5,000,000        $  4,958,911
Federal Home Loan Mortgage
  Corp., 3.73% due 09/10/2001                5,000,000           4,963,218
    3.74% due 09/10/2001                     5,000,000           4,963,119
    3.94% due 07/02/2001                     6,500,000           6,499,289
                                                              ------------
                                                              $ 21,384,537


TOTAL INVESTMENTS
(DYNAMIC GROWTH TRUST)
(Cost: $148,334,223)                                          $139,483,465
                                                              ============

    The accompanying notes are an integral part of the financial statements.
                                       97

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
MID CAP GROWTH TRUST

                                         SHARES          VALUE
COMMON STOCKS - 86.21%

ADVERTISING - 1.50%

Interpublic Group Companies, Inc.          2,400       $70,440
Lamar Advertising Company, Class A*        3,300       145,200
WPP Group PLC                              7,200        70,978
                                                     ----------
                                                       286,618

BANKING - 1.15%

Banknorth Group, Inc.                      2,800        63,420
Northern Trust Corp.                       2,500       156,250
                                                     ----------
                                                       219,670

BIOTECHNOLOGY - 3.22%

Genzyme Corp. *                            4,500       274,500
Gilead Sciences, Inc. *                    1,200        69,828
Human Genome Sciences, Inc. *              1,500        90,375
IDEC Pharmaceuticals Corp. *               1,100        74,459
MedImmune, Inc. *                          2,200       103,840
                                                     ----------
                                                       613,002

BROADCASTING - 3.91%

Cablevision Systems Corp., Class A *       2,000       117,000
Cablevision Systems
Corp.-Rainbow Media Group *                2,000        51,600
Cox Radio, Inc., Class A *                 1,100        30,635
EchoStar Communications Corp.,
Class A *                                  4,300       139,406
Entercom Communications Corp. *            3,200       171,552
Hispanic Broadcasting Corp. *              1,100        31,559
USA Networks, Inc. *                       7,300       204,400
                                                     ----------
                                                       746,152

BUSINESS SERVICES - 7.95%

Amdocs, Ltd. *                             2,700       145,395
BISYS Group, Inc. *                        2,700       159,300
Diamondcluster International, Inc.,
Class A *                                  1,900        24,187
Fluor Corp.                                  700        31,605
KPMG Consulting, Inc. *                    9,000       138,150
Omnicom Group, Inc.                        2,200       189,200
Paychex, Inc.                              5,200       208,000
Quest Software, Inc. *                     4,600       173,650
Robert Half International, Inc. *          6,100       151,829
Sapient Corp. *                            2,700        26,325
SEI Investment Company                     1,600        75,840
TMP Worldwide, Inc. *                      3,200       192,000
                                                     ----------
                                                     1,515,481

CELLULAR COMMUNICATIONS - 0.76%

Nextel Partners, Inc., Class A *           9,300       144,336
                                                     ----------

COMPUTERS & BUSINESS EQUIPMENT - 4.55%

Aether Systems, Inc. *,                      400         3,540
Brocade Communications Systems, Inc. *     3,900       171,561
Extreme Networks, Inc. *                   3,900       115,050
Maxim Integrated Products, Inc. *          2,900       128,209
McDATA Corp., Class A *                    2,000        35,100
McDATA Corp., Class B *                    1,900        41,496
ONI Systems Corp. *                        5,100       142,290
Redback Networks, Inc. *                   5,100        45,492
Research In Motion, Ltd. *                 4,400       141,900
Sanmina Corp. *                            1,800        42,138
                                                     ----------
                                                       866,776

CONSTRUCTION & MINING EQUIPMENT - 0.94%

Nabors Industries, Inc. *                  2,600        96,720
Noble Drilling Corp. *                     2,500        81,875
                                                     ----------
                                                       178,595

DOMESTIC OIL - 0.83%

Anadarko Petroleum Corp.                   2,200       118,866
Kerr-McGee Corp.                             600        39,762
                                                     ----------
                                                       158,628


DRUGS & HEALTH CARE - 9.68%

Allergan, Inc.                             1,800      $153,900
AmeriSource Health Corp., Class A *        1,600        88,480
Andrx Corp. *                              2,600       200,200
Bergen Brunswig Corp., Class A             4,900        94,178
First Health Group Corp. *                 3,800        91,656
Forest Laboratories, Inc. *                6,000       426,000
King Pharmaceuticals, Inc. *               3,900       209,625
Millennium Pharmaceuticals, Inc. *         2,800        99,624
Protein Design Laboratories, Inc. *        1,800       156,168
St. Jude Medical, Inc. *                   2,300       138,000
Teva Pharmaceutical Industries,
Ltd., ADR                                  3,000       186,900
                                                     ----------
                                                     1,844,731

ELECTRICAL EQUIPMENT - 0.99%

Molex, Inc.                                2,900       105,937
Power One, Inc. *                          5,000        83,200
                                                     ----------
                                                       189,137

ELECTRONICS - 3.82%

Analog Devices, Inc. *                     3,100       134,075
Celestica, Inc. *                          2,400       123,600
Flextronics International, Ltd. *          2,900        75,719
Linear Technology Corp.                    2,900       128,238
Microchip Technology, Inc. *               4,000       133,720
Sycamore Networks, Inc. *                  1,900        17,708
Varian Medical Systems, Inc. *             1,600       114,400
                                                     ----------
                                                       727,460

ENERGY - 0.29%

Dynegy, Inc., Class A                      1,200        55,800
                                                     ----------

FINANCIAL SERVICES - 8.40%

A.G. Edwards, Inc.                         3,100       139,500
Ambac Financial Group, Inc.                1,000        58,200
Americredit Corp. *                        1,900        98,705
Bear Stearns Companies, Inc.               2,400       141,528
Capital One Financial Corp.                1,300        78,000
Golden West Financial Corp.                1,800       115,632
John Hancock Financial Services            4,400       177,144
Legg Mason, Inc.                           2,800       139,328
Lehman Brothers Holdings, Inc.             2,100       163,275
Synovus Financial Corp.                    3,000        94,140
USA Education, Inc.                        2,500       182,500
Waddell & Reed Financial, Inc.,
Class A                                    6,700       212,725
                                                     ---------
                                                     1,600,677

GAS & PIPELINE UTILITIES - 0.79%

Cooper Cameron Corp. *                     2,700       150,660
                                                     ----------

HEALTHCARE SERVICES - 0.81%

Laboratory Corp. of America
Holdings *                                 2,000       153,800
                                                     ----------

HOTELS & RESTAURANTS - 0.91%

MGM Grand, Inc. *                          3,100        92,876
Starbucks Corp. *                          3,500        80,500
                                                     ----------
                                                       173,376

HOUSEHOLD PRODUCTS - 0.45%

Crown Castle International Corp. *         5,200        85,280
                                                     ----------

INSURANCE - 1.15%

Everest Re Group, Ltd.                       900        67,320
Sun Life Financial Services Canada, Inc.   3,300        78,375
Sun Life Financial Services, Inc. *        3,100        74,170
                                                     ----------
                                                       219,865

INTERNET CONTENT - 1.36%

Check Point Software Technologies, Ltd. *  3,400       171,938
HomeStore.com, Inc. *                      2,500        87,400
                                                     ----------
                                                       259,338

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE


INTERNET RETAIL - 1.51%

eBay, Inc. *                               4,200   $   287,658
                                                   ------------

INTERNET SOFTWARE - 2.15%

Art Technology Group, Inc. *               2,700        15,660
Exodus Communications, Inc. *             16,800        34,608
Liberate Technologies *                    4,900        53,655
Macromedia, Inc. *                         1,100        19,800
Openwave Systems, Inc. *                   4,200       145,740
WebMethods, Inc. *                         6,600       139,788
                                                   ------------
                                                       409,251

INVESTMENT COMPANIES - 0.75%

Federated Investors, Inc., Class B         2,000        64,400
T. Rowe Price Group, Inc.                  2,100        78,519
                                                   ------------
                                                       142,919

LEISURE TIME - 0.25%

Gemstar-TV Guide International, Inc. *     1,100        46,860
                                                   ------------

MINING - 0.23%

Newmont Mining Corp.                       2,400        44,664
                                                   ------------

PETROLEUM SERVICES - 1.57%

Apache Corp.                               2,200       111,650
BJ Services Company *                      2,400        68,112
Smith International, Inc. *                2,000       119,800
                                                   ------------
                                                       299,562

RETAIL TRADE - 1.70%

CDW Computer Centers, Inc. *               3,100       123,101
Kohls Corp. *                              3,200       200,736
                                                   ------------
                                                       323,837

SEMICONDUCTORS - 9.21%

Advanced Micro Devices, Inc. *             4,000       115,520
Altera Corp. *                             5,700       165,300
Applied Micro Circuits Corp. *             7,000       120,400
ASM Lithography Holding NV *               3,800        84,550
Cree, Inc. *                               3,700        96,737
Cypress Semiconductor Corp. *              3,100        73,935
Globespan Semiconductor, Inc. *            3,800        55,480
Integrated Device Technology *             1,600        50,704
KLA-Tencor Corp. *                         1,500        87,705
Micron Technology, Inc. *                  4,100       168,510
Novellus Systems, Inc. *                   3,200       181,728
PMC-Sierra, Inc. *                         1,400        43,498
QLogic Corp. *                             2,000       128,900
Teradyne, Inc. *                             700        23,170
TranSwitch Corp. *                         6,200        68,200
Vitesse Semiconductor Corp. *              5,000       105,200
Xilinx, Inc. *                             4,500       185,580
                                                   ------------
                                                     1,755,117

SOFTWARE - 8.77%

Adobe Systems, Inc.                        3,700       173,900
BEA Systems, Inc. *                        4,600       141,266
I2 Technologies, Inc. *                    5,900       116,820
Intuit, Inc. *                             2,300        91,977
Mercury Interactive Corp. *                2,600       155,740
Micromuse, Inc. *                          2,900        81,171
NVIDIA Corp. *                             2,100       194,775
PeopleSoft, Inc. *                         1,500        73,845
Peregrine Systems, Inc. *                  3,500       101,500
Rational Software Corp. *                  7,000       196,350
Siebel Systems, Inc. *                     2,100        98,490
VeriSign, Inc. *                           4,100       246,041
                                                   ------------
                                                     1,671,875

TELECOMMUNICATIONS
EQUIPMENT & SERVICES - 5.43%
Asia Global Crossing, Ltd., Class A *      7,600       $45,220
CIENA Corp. *                              3,900       148,200
Colt Telecom Group PLC, ADR *                700        19,600
Comverse Technology, Inc. *                2,300       131,330
Digital Lightwave, Inc. *                    500        18,480
Finisar Corp. *                            5,700       106,476
New Focus, Inc. *                          3,700        30,525
Newport Corp.                              2,500        66,250
RF Micro Devices, Inc. *                   4,700       126,759
Sonus Networks, Inc. *                     4,900       114,464
Time Warner Telecom, Inc., Class A *       6,800       227,936
                                                   ------------
                                                     1,035,240

TELEPHONE - 1.18%

Allegiance Telecom, Inc. *                 8,200       122,918
McLeodUSA, Inc. *                          9,600        44,064
Western Wireless Corp., Class A *          1,200        51,600
XO Communications, Inc., Class A *         3,300         6,336
                                                   ------------
                                                       224,918

TOTAL COMMON STOCKS
(Cost: $16,944,097)                                $16,431,283
                                                   ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
REPURCHASE AGREEMENTS - 13.79%

Repurchase Agreement with
 State Street Corp., dated
 06/29/2001 at 3.90%, to be
 repurchased at $2,629,854
 on 07/02/2001, collateralized
 by $2,305,000 U.S. Treasury
 Bonds, 3.875% due 04/15/2029
 (valued at $2,682,444,
 including interest).               $2,629,000       $2,629,000
                                                    ------------

TOTAL INVESTMENTS
(MID CAP GROWTH TRUST)
(Cost: $19,573,097)                                 $19,060,283
                                                    ============



MID CAP OPPORTUNITIES TRUST

                                          SHARES          VALUE
COMMON STOCKS - 92.45%

ADVERTISING - 2.78%

Interpublic Group Companies, Inc.         11,300      $331,655
Lamar Advertising Company, Class   A *     5,690       250,360
                                                   ------------
                                                       582,015

APPAREL & TEXTILES - 1.12%

Cintas Corp.                               5,095       235,644
                                                   ------------

BANKING - 1.47%

M & T Bank Corp.                           1,880       141,940
Zions BanCorp.                             2,825       166,675
                                                   ------------
                                                       308,615

BIOTECHNOLOGY - 4.96%

Genzyme Corp. *                            2,000       122,000
Gilead Sciences, Inc. *                    2,745       159,732
Human Genome Sciences, Inc. *              1,980       119,295
IDEC Pharmaceuticals Corp. *               1,560       105,596
MedImmune, Inc. *                         11,310       533,832
                                                   ------------
                                                     1,040,455


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                        SHARES          VALUE
BROADCASTING - 1.00%

Radio One, Inc., Class A *                 1,600       $36,800
Radio One, Inc., Class D *                 2,390        52,699
Univision Communications, Inc., Class A *  2,805       119,998
                                                     ----------
                                                       209,497

BUSINESS SERVICES - 3.35%

Convergys Corp. *                         11,365       343,791
Fiserv, Inc. *                             5,080       325,019
SunGuard Data Systems, Inc. *              1,100        33,011
                                                     ----------
                                                       701,821

COMPUTERS & BUSINESS EQUIPMENT - 2.65%

Brocade Communications Systems, Inc. *     4,400       193,556
Internet Security Systems, Inc. *          2,710       131,598
Maxim Integrated Products, Inc. *          2,310       102,125
McDATA Corp., Class A *                    1,900        33,345
Network Appliance, Inc. *                  6,900        94,530
                                                     ----------
                                                       555,154

COSMETICS & TOILETRIES - 1.55%

Estee Lauder Companies, Inc., Class A      7,545       325,189
                                                     ----------

CRUDE PETROLEUM & NATURAL GAS - 1.70%

Transocean Offshore, Inc.                  8,650       356,812
                                                     ----------

DOMESTIC OIL - 1.34%

Devon Energy Corp.                         2,655       139,387
Murphy Oil Corp.                           1,915       140,944
                                                     ----------
                                                       280,331

DRUGS & HEALTH CARE - 13.93%

Allergan, Inc.                             4,650       397,575
AmeriSource Health Corp., Class A *        3,750       207,375
Andrx Corp. *                              4,360       335,720
Applera Corp.                              7,210       192,868
Diversa Corp. *                            2,255        45,867
Forest Laboratories, Inc. *                  290        20,590
Inhale Therapeutic Systems *               5,100       117,300
Ivax Corp. *                              11,200       436,800
King Pharmaceuticals, Inc. *               3,920       210,700
Millennium Pharmaceuticals, Inc. *         7,575       269,518
Protein Design Laboratories, Inc. *        1,420       123,199
Quest Diagnostics, Inc. *                  2,270       169,910
Shire Pharmaceuticals Group PLC, ADR *     3,000       166,500
Stryker Corp.                              4,125       226,256
                                                     ----------
                                                     2,920,178

ELECTRICAL EQUIPMENT - 1.91%

Symbol Technologies, Inc.                 18,025       400,155
                                                     ----------

ELECTRIC UTILITIES - 2.02%

Calpine Corp. *                            4,020       151,956
CMS Energy Corp.                           5,660       157,631
Mirant Corp. *                             3,310       113,864
                                                     ----------
                                                       423,451

ELECTRONICS - 4.54%

Celestica, Inc. *                          4,450       229,175
Emulex Corp. *                             3,460       139,784
Jabil Circuit, Inc. *                      5,300       163,558
Linear Technology Corp.                    1,460        64,561
PerkinElmer, Inc.                         12,900       355,137
                                                     ----------
                                                       952,215

ENERGY - 0.80%

Dynegy, Inc., Class A                      3,615       168,098
                                                     ----------

FINANCIAL SERVICES - 6.10%

Americredit Corp. *                        1,950       101,303
Capital One Financial Corp.                4,040       242,400
Concord EFS, Inc. *                        4,025      $209,340
Legg Mason, Inc.                           5,040       250,790
Metris Companies, Inc.                     2,500        84,275
Moodys Corp.                               5,791       193,999
Providian Financial Corp.                  3,300       195,360
                                                     ----------
                                                     1,277,467

FOOD & BEVERAGES - 1.00%

SYSCO Corp.                                7,745       210,277
                                                     ----------

GAS & PIPELINE UTILITIES - 0.68%

Cooper Cameron Corp. *                     2,545       142,011
                                                     ----------

HOTELS & RESTAURANTS - 3.28%

Darden Restaurants, Inc.                   7,440       207,576
Four Seasons Hotels, Inc.                  1,995       110,423
Starbucks Corp. *                         16,100       370,300
                                                     ----------
                                                       688,299

HOUSEHOLD PRODUCTS - 0.76%

Crown Castle International Corp. *         9,710       159,244
                                                     ----------

INSURANCE - 2.54%

ACE, Ltd.                                  7,430       290,439
XL Capital, Ltd., A Shares                 2,950       242,195
                                                     ----------
                                                       532,634

INTERNET CONTENT - 0.62%

HomeStore.com, Inc. *                      3,700       129,352
                                                     ----------

INTERNET SOFTWARE - 1.59%

Retek, Inc. *                              6,100       292,434
WebMethods, Inc. *                         1,960        41,513
                                                     ----------
                                                       333,947

LEISURE TIME - 0.51%

International Game Technology *            1,690       106,048
                                                     ----------

LIFE SCIENCES - 1.19%

Invitrogen Corp. *                           800        57,440
Waters Corp. *                             6,980       192,718
                                                     ----------
                                                       250,158

PETROLEUM SERVICES - 2.32%

Global Marine, Inc. *                     10,715       199,620
Smith International, Inc. *                4,780       286,322
                                                     ----------
                                                       485,942

PHARMACEUTICALS - 0.58%

Abgenix, Inc. *,                           2,700       121,500
                                                     ----------

REAL ESTATE - 0.75%

Boston Properties, Inc.                    3,815       156,034
                                                     ----------

RETAIL TRADE - 3.50%

Family Dollar Stores, Inc.                11,030       282,699
Radioshack Corp.                           6,120       186,660
Talbots, Inc.                              2,200        96,250
Tiffany & Company                          4,660       168,785
                                                     ----------
                                                       734,394

SANITARY SERVICES - 0.96%

Ecolab, Inc.                               4,920       201,572
                                                     ----------

SEMICONDUCTORS - 7.72%

Atmel Corp. *                             20,600       277,894
Globespan Semiconductor, Inc.*             5,300        77,380
Integrated Device Technology *             4,150       131,513
KLA-Tencor Corp. *                         1,960       114,601
LAM Research Corp. *                       2,910        86,282

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
SEMICONDUCTORS - CONTINUED

LSI Logic Corp. *                          7,445      $139,966
Micrel, Inc. *                             4,200       138,600
PMC-Sierra, Inc. *                         7,360       228,675
QLogic Corp. *                             6,580       424,081
                                                   -----------
                                                     1,618,992

SOFTWARE - 8.24%

Adobe Systems, Inc.                        3,400       159,800
BEA Systems, Inc. *                        5,680       174,433
I2 Technologies, Inc. *                    3,335        66,033
Informatica Corp. *                        4,760        82,634
Manugistics Group, Inc. *                  3,200        80,320
Micromuse, Inc. *                          6,195       173,398
Peregrine Systems, Inc. *                 21,030       609,870
Synopsys, Inc. *                           1,705        82,505
VeriSign, Inc. *                           4,960       297,649
                                                   -----------
                                                     1,726,642

TELECOMMUNICATIONS
EQUIPMENT & SERVICES - 1.94%
Comverse Technology, Inc. *                2,100       119,910
Sonus Networks, Inc. *                     6,525       152,424
Time Warner Telecom, Inc., Class A *       4,000       134,080
                                                   -----------
                                                       406,414

TELEPHONE - 0.83%

Telephone & Data Systems, Inc.             1,595       173,456
                                                   -----------

TRANSPORTATION - 2.22%

Harley Davidson, Inc.                      9,860       464,209
                                                   -----------

TOTAL COMMON STOCKS
(Cost: $19,737,802)                                $19,378,222
                                                   -----------

                                    PRINCIPAL
                                     AMOUNT          VALUE
REPURCHASE AGREEMENTS - 7.55%

Repurchase Agreement with
  Chase Manhattan, dated
  06/29/2001 at 4.05%, to be
  repurchased at $1,582,534 on
  07/02/2001, collateralized
  by $1,595,000 Federal Home
  Loan Mortgage Association,
  4.75% due 03/15/2003
  (valued at $1,628,813,
  including interest).                $1,582,000    $1,582,000
                                                   -----------

TOTAL INVESTMENTS
(MID CAP OPPORTUNITIES
TRUST)  (Cost: $21,319,802)                        $20,960,222
                                                   ===========


MID CAP STOCK TRUST

                                        SHARES          VALUE
COMMON STOCKS - 83.09%

AEROSPACE - 1.20%

Northrop Grumman Corp.                    20,600    $1,650,060
                                                   -----------
AIR TRAVEL - 1.53%

AMR Corp. *                               32,000     1,156,160
Ryanair Holdings PLC, ADR *(a)            18,100       940,295
                                                   -----------
                                                     2,096,455

ALUMINUM - 1.15%

Alcan Aluminum, Ltd.-USD                  37,500     1,575,750
                                                   -----------

APPAREL & TEXTILES - 1.44%

Coach, Inc. *                             51,900    $1,974,795
                                                   -----------

BIOTECHNOLOGY - 3.34%

Gilead Sciences, Inc. *                   53,700     3,124,803
Immunex Corp. *                           82,500     1,464,375
                                                   -----------
                                                     4,589,178

BROADCASTING - 2.48%

Fox Entertainment Group, Inc.,
  Class A *                               57,800     1,612,620
USA Networks, Inc. *                      64,000     1,792,000
                                                   -----------
                                                     3,404,620

BUSINESS SERVICES - 1.91%

CSG Systems International, Inc. *         20,300     1,152,228
Edison Schools, Inc., Class A *(a)        64,300     1,468,612
                                                   -----------
                                                     2,620,840

CELLULAR COMMUNICATIONS - 2.40%

Nextel Communications, Inc.,
  Class A *                               99,700     1,744,750
Nextel Partners, Inc., Class A *          99,700     1,547,344
                                                   -----------
                                                     3,292,094

COMPUTERS & BUSINESS EQUIPMENT - 1.79%

Affiliated Computer Services, Inc.,
  Class A *                               19,400     1,395,054
Sanmina Corp. *                           45,500     1,065,155
                                                   -----------
                                                     2,460,209

CONSTRUCTION MATERIALS - 1.96%

Martin Marietta Materials, Inc.           23,500     1,163,015
Vulcan Materials Company                  28,400     1,526,500
                                                   -----------
                                                     2,689,515

DRUGS & HEALTH CARE - 17.61%

Barr Laboratories, Inc. *                 11,900       837,879
Beckman Coulter, Inc.                     81,000     3,304,800
Becton Dickinson & Company                65,200     2,333,508
Cardinal Health, Inc.                     25,150     1,735,350
Edwards Lifesciences Corp. *              51,900     1,368,084
Forest Laboratories, Inc. *               21,700     1,540,700
Health Management Association, Class
  A *                                     91,900     1,933,576
HEALTHSOUTH Corp. *                      164,200     2,622,274
IMS Health, Inc.                          52,700     1,501,950
McKesson HBOC, Inc.                       40,000     1,484,800
Mylan Labs, Inc.                          43,600     1,226,468
Regeneron Pharmaceuticals, Inc. *         35,100     1,216,215
St. Jude Medical, Inc. *                  20,800     1,248,000
Tenet Healthcare Corp. *                  35,300     1,821,127
                                                   -----------
                                                    24,174,731

ELECTRICAL EQUIPMENT - 0.69%

SCI Systems, Inc. *                       36,900       940,950
                                                   -----------
ELECTRIC UTILITIES - 0.96%

Calpine Corp. *                           35,000     1,323,000
                                                   -----------
ELECTRONICS - 0.88%

Flextronics International, Ltd. *         46,400     1,211,504
                                                   -----------
FINANCIAL SERVICES - 1.42%

Legg Mason, Inc.                          39,100     1,945,616
                                                   -----------
FOOD & BEVERAGES - 2.23%

Hain Celestial Group, Inc. *              47,800     1,051,600
Smithfield Foods, Inc. *                  49,900     2,010,970
                                                   -----------
                                                     3,062,570

GAS & PIPELINE UTILITIES - 1.31%

National Fuel Gas Company                 34,700     1,804,053
                                                   -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                        SHARES          VALUE
HEALTHCARE PRODUCTS - 1.33%

Baxter International, Inc.                37,400    $1,832,600

INDUSTRIAL MACHINERY - 2.23%

Pentair, Inc.                             43,700     1,477,060
Thermo Electron Corp. *                   71,800     1,581,036
                                                    ----------
                                                     3,058,096

INDUSTRIALS - 0.93%

Donaldson, Inc.                           40,800     1,270,920
                                                    ----------
INTERNET RETAIL - 1.37%

eBay, Inc. *(a)                           27,400     1,876,626
                                                    ----------
LEISURE TIME - 0.76%

Six Flags, Inc. *                         49,400     1,039,376
                                                    ----------
OFFICE FURNISHINGS &
SUPPLIES - 2.31%

Staples, Inc. *                          198,200     3,169,218
                                                    ----------
RETAIL TRADE - 9.08%

Barnes & Noble, Inc. *                    89,500     3,521,825
Circuit City Stores, Inc.                 79,100     1,423,800
Dollar Tree Stores, Inc. *(a)             66,600     1,854,144
Family Dollar Stores, Inc.                59,100     1,514,733
Intimate Brands, Inc., Class A            75,500     1,137,785
Pier 1 Imports, Inc.                      22,600       259,900
Venator Group, Inc. *                    179,600     2,747,880
                                                    ----------
                                                    12,460,067

SANITARY SERVICES - 0.99%

Waste Management, Inc.                    43,900     1,352,998
                                                    ----------

SEMICONDUCTORS - 3.83%

Altera Corp. *                            46,100     1,336,900
LAM Research Corp. *(a)                   42,300     1,254,195
Novellus Systems, Inc. *                  25,700     1,459,503
Teradyne, Inc. *                          36,300     1,201,530
                                                    ----------
                                                     5,252,128

SOFTWARE - 12.94%

Citrix Systems, Inc. *                    55,000     1,919,500
Computer Associates
  International, Inc.                     37,400     1,346,400
Compuware Corp. *                        152,900     2,139,071
Intuit, Inc. *                            82,100     3,283,179
PeopleSoft, Inc. *                        36,400     1,791,972
Peregrine Systems, Inc. *(a)              49,800     1,444,200
Rational Software Corp. *                 28,600       802,230
VeriSign, Inc. *(a)                       83,887     5,034,059
                                                    ----------
                                                    17,760,611

TELEPHONE - 1.18%

NTL, Inc. *                              134,500     1,620,725
                                                    ----------
TOYS, AMUSEMENTS &
SPORTING GOODS - 1.84%

NIKE, Inc., Class B                       60,000     2,519,400
                                                    ----------
TOTAL COMMON STOCKS
(Cost: $103,925,705)                              $114,028,705
                                                  ------------



                                    PRINCIPAL
                                     AMOUNT          VALUE
SHORT TERM INVESTMENTS - 7.10%

Navigator Securities Lending
  Trust, 4.19%                        $9,743,506    $9,743,506
                                                    ----------


REPURCHASE AGREEMENTS - 9.81%

Repurchase Agreement with Dillon
 Read, dated 6/29/2001 at 3.95%,
 to be repurchased at 13,468,432 on
 07/02/2001, collateralized by
 13,415,000 U.S. Treasury Notes,
 5.625% due 11/30/2002 (valued at
 13,765,494, including interest)     $13,464,000   $13,464,000
                                                  -----------
TOTAL INVESTMENTS
(MID CAP STOCK TRUST)
(Cost: $127,133,211)                              $137,236,211
                                                  ============


ALL CAP GROWTH TRUST

                                       SHARES          VALUE
COMMON STOCKS - 90.65%

ADVERTISING - 1.29%

Lamar Advertising Company,
 Class A * (a)                           226,600    $9,970,400
                                                   -----------
AEROSPACE - 2.26%

Boeing Company                           125,900     7,000,040
Lockheed Martin Corp.                    100,700     3,730,935
Northrop Grumman Corp.                    37,800     3,027,780
United Technologies Corp.                 50,400     3,692,304
                                                   -----------
                                                    17,451,059

AUTO PARTS - 0.73%

Danaher Corp.                            100,700     5,639,200
                                                   -----------
BANKING - 0.67%

MBNA Corp.                               157,200     5,179,740
                                                   -----------
BROADCASTING - 4.05%

Comcast Corp., Class A *                 201,400     8,740,760
Hispanic Broadcasting Corp. *            292,100     8,380,349
Univision Communications, Inc.,
 Class A * (a)                           160,500     6,866,190
Viacom, Inc., Class B *                  139,300     7,208,775
                                                   -----------
                                                    31,196,074

BUSINESS SERVICES - 7.20%

Electronic Data Systems Corp.            151,100     9,443,750
Fiserv, Inc. *                           302,150    19,331,557
Omnicom Group, Inc.                      151,100    12,994,600
Paychex, Inc.                            115,250     4,610,000
SunGuard Data Systems, Inc. *            206,000     6,182,060
Unisys Corp. *                           203,800     2,997,898
                                                   -----------
                                                    55,559,865

CELLULAR COMMUNICATIONS - 1.15%

Nokia Corp., ADR                         400,700     8,831,428
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT - 4.29%

Apple Computer, Inc. *                   125,900     2,927,175
Cisco Systems, Inc. *                    505,100     9,192,820
Dell Computer Corp. *                    201,400     5,266,610
IBM Corp.                                 76,100     8,599,300
Maxim Integrated Products, Inc. *         77,400     3,421,854
McDATA Corp., Class A *                   76,629     1,344,839
Sanmina Corp. *                           97,940     2,292,775
                                                   -----------
                                                    33,045,373

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
CONSTRUCTION & MINING
EQUIPMENT - 1.75%

Nabors Industries, Inc. *                147,700    $5,494,440
Noble Drilling Corp. *                   148,700     4,869,925
Santa Fe International Corp.             108,000     3,132,000
                                                    -----------
                                                    13,496,365

CRUDE PETROLEUM & NATURAL GAS - 0.36%

Transocean Offshore, Inc.                 67,400     2,780,250
                                                    -----------
DRUGS & HEALTH CARE - 7.98%

Biomet, Inc. *                           151,350     7,273,881
Cardinal Health, Inc.                     34,950     2,411,550
Elan PLC, ADR *(a)                       126,500     7,716,500
Forest Laboratories, Inc. *              100,700     7,149,700
Health Management Association,
  Class A *                              410,100     8,628,504
Medicis Pharmaceutical Corp.,
  Class A *                              100,700     5,337,100
Medtronic, Inc.                          151,100     6,952,111
Pfizer, Inc.                             302,200    12,103,110
Tenet Healthcare Corp. *                  76,600     3,951,794
                                                    -----------
                                                    61,524,250

ELECTRICAL EQUIPMENT - 0.46%

Tektronix, Inc. *                        130,900     3,553,935
                                                    -----------
ELECTRONICS - 4.73%

Analog Devices, Inc. *                   234,600    10,146,450
Celestica, Inc. *(a)                     240,100    12,365,150
L-3 Communications Holdings, Inc. *       44,800     3,418,240
Linear Technology Corp.                   76,600     3,387,252
Microchip Technology, Inc. *             213,850     7,149,006
                                                    -----------
                                                    36,466,098

ENERGY - 0.58%

Dynegy, Inc., Class A                     95,500     4,440,750
                                                    -----------
FINANCIAL SERVICES - 15.76%

American Express Company,                236,700     9,183,960
Capital One Financial Corp.              121,900     7,314,000
Charles Schwab Corp.                     327,400     5,009,220
Citigroup, Inc.                          204,000    10,779,360
Countrywide Credit Industries, Inc.      151,100     6,932,468
Federal Home Loan Mortgage Corp.         106,100     7,427,000
Federal National Mortgage
  Association                             37,800     3,218,670
Goldman Sachs Group, Inc.                171,200    14,688,960
J. P. Morgan Chase & Company             453,280    20,216,288
Merrill Lynch & Company, Inc.            207,500    12,294,375
Morgan Stanley Dean Witter & Company     201,400    12,935,922
Providian Financial Corp.                100,700     5,961,440
State Street Corp.                       113,400     5,612,166
                                                    -----------
                                                   121,573,829

GAS & PIPELINE UTILITIES - 1.04%

Cooper Cameron Corp. *                    54,727     3,053,767
Enron Corp.                              100,700     4,934,300
                                                    -----------
                                                     7,988,067

HEALTHCARE SERVICES - 1.92%

HCA Healthcare Company                   101,800     4,600,342
Unitedhealth Group, Inc.                  50,400     3,112,200
Wellpoint Health Networks, Inc.,
  Class A *                               75,500     7,115,120
                                                    -----------
                                                    14,827,662

HOTELS & RESTAURANTS - 1.09%

Brinker International, Inc. *            151,050     3,904,643
MGM Grand, Inc. *(a)                     151,100     4,526,956
                                                    -----------
                                                     8,431,599

INSURANCE - 2.85%

AFLAC, Inc.                              217,300     6,842,777
American International Group, Inc.       176,300    15,161,800
                                                    -----------
                                                    22,004,577
INTERNET CONTENT - 0.66%

Check Point Software Technologies,
  Ltd. *(a)                              100,899    $5,102,462
                                                    -----------
INVESTMENT COMPANIES - 1.55%

Nasdaq 100 Trust *                       150,100     6,859,570
Stilwell Financial, Inc.                 151,100     5,070,916
                                                    -----------
                                                    11,930,486

LEISURE TIME - 1.95%

AOL Time Warner, Inc.*                   201,750    10,692,750
The Walt Disney Company                  151,100     4,365,279
                                                    -----------
                                                    15,058,029

LIFE SCIENCES - 0.13%

Waters Corp. *                            36,700     1,013,287
                                                    -----------
PETROLEUM SERVICES - 2.50%

BJ Services Company *                    100,800     2,860,704
ENSCO International, Inc.                176,300     4,125,420
Rowan Companies, Inc. *                  182,400     4,031,040
Smith International, Inc. *               53,400     3,198,660
Weatherford International, Inc. *        105,800     5,078,400
                                                    -----------
                                                    19,294,224

RETAIL GROCERY - 0.78%

Safeway, Inc. *                          125,900     6,043,200
                                                    -----------
RETAIL TRADE - 9.53%

Bed Bath & Beyond, Inc. *                398,600    12,436,320
CDW Computer Centers, Inc. *             102,100     4,054,391
Family Dollar Stores, Inc.               125,900     3,226,817
Home Depot, Inc.                         100,000     4,655,000
Kohls Corp. *                            174,300    10,933,839
Lowe's Companies, Inc.                   151,100    10,962,305
Talbots, Inc.                             73,800     3,228,750
The Gap, Inc.                            277,000     8,033,000
Tiffany & Company                         61,200     2,216,664
TJX Companies, Inc.                      251,800     8,024,866
Toys R Us, Inc. *                        145,800     3,608,550
Walgreen Company                          62,900     2,148,035
                                                    -----------
                                                    73,528,537

SEMICONDUCTORS - 1.80%

Advanced Micro Devices, Inc. *           100,700     2,908,216
Intel Corp.                              125,900     3,682,575
Micron Technology, Inc. *                176,300     7,245,930
                                                    -----------
                                                    13,836,721

SOFTWARE - 8.82%

BMC Software, Inc. *                     251,800     5,675,572
Cadence Design Systems, Inc. *            77,500     1,443,825
Citrix Systems, Inc. *                   151,100     5,273,390
DST Systems, Inc. *                       30,600     1,612,620
Electronic Arts *                         76,100     4,406,190
Intuit, Inc. *                           251,600    10,061,484
Microsoft Corp. *                        378,500    27,630,500
VeriSign, Inc. *                          88,200     5,292,882
VERITAS Software Corp. *                  99,300     6,606,429
                                                    -----------
                                                    68,002,892

TELECOMMUNICATIONS
EQUIPMENT & SERVICES - 0.99%
ADC Telecommunications, Inc. *           203,300     1,341,780
Comverse Technology, Inc. *(a)            38,800     2,215,480
Scientific-Atlanta, Inc.                 101,100     4,104,660
                                                    -----------
                                                     7,661,920

TOYS, AMUSEMENTS & SPORTING GOODS - 0.55%

NIKE, Inc., Class B                      100,900     4,236,791
                                                    -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       SHARES          VALUE
TRANSPORTATION - 1.23%

Harley Davidson, Inc.                    201,400    $9,481,912
                                                  ------------
TOTAL COMMON STOCKS
(Cost: $731,242,141)                              $699,150,982
                                                  ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
SHORT TERM INVESTMENTS - 9.35%

Navigator Securities Lending
  Trust, 4.19%                       $32,230,075  $32,230,075
Student Loan Marketing Association
  Discount Note, 3.94% due
  07/02/2001                          39,854,000    39,849,638
                                                  ------------
                                                   $72,079,713

TOTAL INVESTMENTS
(ALL CAP GROWTH TRUST)
(Cost: $803,321,854)                              $771,230,694
                                                  ============


FINANCIAL SERVICES TRUST

                                       SHARES          VALUE
COMMON STOCKS - 84.15%

BANKING - 3.10%

Bank One Corp.                             1,100       $39,380
Fifth Third Bancorp                          900        54,045
MBNA Corp.                                 3,500       115,325
Wells Fargo & Company                      2,100        97,503
                                                  ------------
                                                       306,253

BUSINESS SERVICES - 11.54%

Dun & Bradstreet Corp. *                   7,800       219,960
First Data Corp.                           4,900       314,825
KPMG Consulting, Inc. *                    8,200       125,870
Tyco International, Ltd.                   8,800       479,600
                                                  ------------
                                                     1,140,255

COMPUTERS & BUSINESS EQUIPMENT - 1.56%

Lexmark International Group, Inc.,
Class A *                                  2,300       154,675
                                                  ------------
CONSTRUCTION MATERIALS - 1.20%

Martin Marietta Materials, Inc.            2,400       118,776
                                                  ------------
CONTAINERS & GLASS - 2.64%

Sealed Air Corp. *                         7,000       260,750
                                                  ------------
FINANCIAL SERVICES - 28.53%

American Express Company,                  9,500       368,600
Capital One Financial Corp.                5,000       300,000
Charles Schwab Corp.                       3,200        48,960
Citigroup, Inc.                            7,900       417,436
Golden West Financial Corp.                3,500       224,840
Household International, Inc.              6,400       426,880
Moodys Corp.                              11,800       395,300
Morgan Stanley Dean Witter & Company       2,400       154,152
Providian Financial Corp.                  7,000       414,400
State Street Corp.                         1,400        69,286
                                                  ------------
                                                     2,819,854

INSURANCE - 21.34%

American International Group, Inc.         2,200       189,200
Aon Corp.                                  5,800       203,000
Berkshire Hathaway, Inc.,
Class A *                                      3       208,200
Cincinnati Financial Corp.                 7,800       308,100
Everest Re Group, Ltd.                     3,100       231,880
FPIC Insurance Group, Inc. *                 500         6,530
Horace Mann Educators Corp.                7,900       170,245
Loews Corp.                                3,500      $225,504
Markel Corp. *                               600       117,900
Sun Life Financial Services Canada,
Inc.                                       9,600       228,000
Transatlantic Holdings, Inc.               1,800       220,518
                                                  ------------
                                                     2,109,077

INVESTMENT COMPANIES - 3.73%

Stilwell Financial, Inc.                  11,000       369,160
                                                  ------------
RETAIL TRADE - 3.28%

Costco Wholesale Corp. *                   7,900       324,532
                                                  ------------
TELECOMMUNICATIONS
EQUIPMENT & SERVICES - 3.33%
Tellabs, Inc. *                           12,800       248,064
Tycom, Ltd. *                              4,700        80,840
                                                  ------------
                                                       328,904

TOBACCO - 3.90%

Philip Morris Companies, Inc.              7,600       385,700
                                                  ------------
TOTAL COMMON STOCKS
(Cost: $8,494,339)                                  $8,317,936
                                                    ----------

                                    PRINCIPAL
                                     AMOUNT          VALUE
SHORT TERM INVESTMENTS - 15.85%
Federal Home Loan Bank
Discount Note, 3.94% due
07/02/2001                          $1,567,000    $1,566,829
                                                  ----------
TOTAL INVESTMENTS
(FINANCIAL SERVICES TRUST)
(Cost: $10,061,167)                               $9,884,765
                                                  ==========


OVERSEAS TRUST

                                     SHARES          VALUE
COMMON STOCKS - 67.96%

AUSTRALIA - 1.34%

BHP, Ltd.(a)                             408,542    $2,165,035
BRL Hardy, Ltd.                          124,500       663,588
Cable & Wireless Optus, Ltd.
  *(a)                                   830,500     1,571,543
News Corp., Ltd.                         160,082     1,471,248
WMC, Ltd.                                360,800     1,762,970
                                                  ------------
                                                     7,634,384

CANADA - 1.47%

Canadian Natural Resources,
  Ltd. *                                     200         5,930
Canadian Natural Resources,
  Ltd.-CAD *                              54,400     1,607,696
Nortel Networks Corp.                    194,800     1,770,732
Nortel Networks Corp.-CAD *               22,046       203,376
Rio Alto Exploration, Ltd. *             122,100     2,111,970
Talisman Energy, Inc. *                   69,800     2,656,135
                                                  ------------
                                                     8,355,839

FINLAND - 1.37%

Nokia AB Oyj                             311,400     7,064,492
Sampo Oyj-A Shares(a)                     81,500       694,125
                                                  ------------
                                                     7,758,617

FRANCE - 9.34%

Alcatel SA(a)                             24,900       521,207
Aventis SA                                20,001     1,598,370
Axa(a)                                   177,200     5,053,156
BNP Paribas SA(a)                         64,276     5,599,586
Castorama Dubois(a)                       13,290     2,859,576
Nexans *                                  17,100       413,005


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
FRANCE - CONTINUED

Sanofi Synthelabo(a)                     127,200    $8,354,159
Societe Television Francaise(a)           30,650       895,076
Suez SA(a)                                64,250     2,069,049
TotalFinaElf SA, B Shares(a)             133,897    18,768,099
Vivendi Environnement(a)                  60,700     2,557,092
Vivendi Universal SA(a)                   75,454     4,402,508
                                                  ------------
                                                    53,090,883

GERMANY - 3.64%

Allianz AG Holding(a)                     19,550     5,711,695
BASF AG                                   58,750     2,320,105
Deutsche Boerse AG                        27,450       970,046
Deutsche Lufthansa AG(a)                  82,300     1,297,957
Deutsche Telekom AG                      112,653     2,569,992
Infineon Technologies AG                  16,000       375,590
SAP AG(a)                                 26,200     3,639,324
Schering AG                               36,900     1,938,795
Siemens AG(a)                             30,750     1,889,283
                                                  ------------
                                                    20,712,787

HONG KONG - 1.88%

China Mobile (Hong Kong),
  Ltd. *                               1,078,000     5,680,376
Cnooc, Ltd. *                            718,000       685,800
Hutchison Whampoa, Ltd.                  336,200     3,394,414
Johnson Electronic Holdings              672,000       917,562
                                                  ------------
                                                    10,678,152

IRELAND - 1.02%

Bank of Ireland-GBP                      229,224     2,272,793
Bank of Ireland-IEP                       47,400       469,979
Elan PLC, ADR *                           49,900     3,043,900
                                                  ------------
                                                     5,786,672

ISRAEL - 0.34%

Check Point Software Technologies,
  Ltd. *                                  38,650     1,954,530
                                                  ------------
ITALY - 1.23%

Olivetti SPA(a)                          346,400       613,533
San Paolo IMI SPA(a)                      52,200       669,746
Telecom Italia SPA(a)                    430,300     3,865,371
UniCredito Italiano SPA(a)               421,800     1,812,293
                                                  ------------
                                                     6,960,943

JAPAN - 17.66%

Advantest Corp.                            6,700       574,316
Anritsu Corp.(a)                         107,000     1,617,312
Asahi Breweries, Ltd.(a)                 138,000     1,548,088
Asahi Kasei Corp.                        114,000       478,999
Canon, Inc.(a)                           137,000     5,536,685
Credit Saison Company, Ltd.(a)           104,600     2,541,400
Daiwa Securities Group, Inc.             393,000     4,112,461
DDI Corp.                                    206       961,366
Fujitsu, Ltd.                            171,000     1,796,247
Furukawa Electric Company,
  Ltd.                                   190,000     1,515,917
Hitachi, Ltd.                            144,000     1,414,482
Ito-Yokado Company, Ltd.                 114,000     5,256,194
Jafco Company, Ltd.                       27,500     2,626,293
Japan Telecom Company, Ltd.(a)                48       996,873
Konami Company                            25,400     1,158,897
Kyocera Corp.                             37,500     3,307,674
Matsushita Electric
  Industrial Company, Ltd.               111,000     1,737,407
Mitsubishi Electric Corp.                563,000     2,789,945
Mitsubishi Estate Company,
  Ltd.(a)                                124,000     1,140,470
Mitsui Fudosan Company                    52,000       560,404
NEC Corp.                                179,000     2,418,531
Nikko Securities                         982,000     7,866,394
Nikon Corp.                               50,000       474,701
Nippon Telegraph & Telephone
  Corp.                                      895    $4,664,823
Nomura Securities Company,
  Ltd.                                   403,000     7,723,278
NTT DoCoMo, Inc.                             141     2,453,452
Orix Corp.                                47,100     4,581,213
Rohm Company                              13,100     2,035,747
Sony Corp.                               139,900     9,198,781
Sumitomo Electric Industries,
  Ltd.(a)                                 73,000       827,696
Takeda Chemical Industries,
  Ltd.                                   121,000     5,627,456
Terumo Corp.                              10,400       190,971
Tokyo Electron, Ltd.                       9,200       556,972
Toshiba Corp.                            656,000     3,466,474
Toyota Motor Corp.                       167,200     5,885,719
Yamanouchi Pharmaceutical Company,
  Ltd.                                    25,000       701,628
                                                  ------------
                                                   100,345,266

SOUTH KOREA - 1.35%

Hynix Semiconductor, Inc. *              490,840     1,054,900
Samsung Electronics Company               39,100     5,772,549
SK Telecom Company, Ltd., ADR             50,700       856,830
                                                  ------------
                                                     7,684,279

LUXEMBOURG - 0.19%

Hynix Semiconductor, Inc. 144A, GDR *    102,400     1,100,800
                                                  ------------

NETHERLANDS - 5.89%

Akzo Nobel NV, ADS                        36,900     1,563,545
ASML Holding NV*                          66,600     1,495,100
Heineken NV                               31,725     1,280,549
ING Groep NV                              90,914     5,947,877
Koninklijke Ahold NV(a)                  206,403     6,471,898
Philips Electronics NV                   149,865     3,976,465
Royal Dutch Petroleum Company(a)         142,400     8,203,612
Royal Vendex KBB NV                      141,300     1,796,170
Unilever NV-CVA                           23,600     1,415,987
VNU NV                                    20,400       691,519
Wolters Kluwer                            23,264       625,953
                                                  ------------
                                                    33,468,675

NORWAY - 0.20%

Norsk Hydro AS                            26,800     1,136,092
                                                  ------------
SINGAPORE - 0.63%

Chartered Semiconductor
  Manufacturing, Ltd., ADR *              79,600     2,009,900
Overseas Union Bank(a)                   163,584       848,446
United Overseas Bank(a)                  111,675       704,864
                                                  ------------
                                                     3,563,210

SPAIN - 1.87%

Banco Popular Espanol SA                  42,900     1,501,122
Banco Santander Central, Hispano, SA     345,648     3,134,237
Telefonica SA *(a)                       485,900     5,995,456
                                                  ------------
                                                    10,630,815

SWEDEN - 0.60%

L.M. Ericsson
  Telefonaktiebolaget, Series
  B(a)                                   622,100     3,404,300
                                                  ------------
SWITZERLAND - 5.34%

Credit Suisse Group *                     29,645     4,876,202
Julius Baer Holdings(a)                      185       712,093
Nestle SA                                 50,330    10,701,954
Novartis AG                               95,300     3,450,746
STMicroelectronics NV                     22,600       768,400
Swiss Reinsurance(a)                         760     1,519,577
Swisscom AG                                4,430     1,055,408
Syngenta AG *                                606        31,877
UBS AG(a)                                 25,940     3,718,091



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES          VALUE
SWITZERLAND - CONTINUED

Zurich Finance Services Group             10,292    $3,511,826
                                                  ------------
                                                    30,346,174

UNITED KINGDOM - 9.66%

Amvescap                                  58,600     1,019,201
AstraZeneca Group PLC                     58,000     2,706,105
Billiton PLC                             682,700     3,405,924
British Telecommunications PLC           291,300     1,833,763
Carlton Communications PLC               212,000     1,003,160
Diageo PLC                               162,800     1,788,316
GlaxoSmithKline PLC                      410,637    11,566,001
HSBC Holdings-GBP                        272,200     3,229,633
Lloyds TSB Group PLC                     879,900     8,816,646
Reed International PLC                   100,300       889,891
Rio Tinto, Ltd.                          128,600     2,285,575
Shell Transport & Trading
Company PLC                              188,200     1,566,398
Spirent PLC                              159,300       495,796
Vodafone Group PLC                     6,059,478    13,440,361
WPP Group PLC                             84,700       834,981
                                                  ------------
                                                    54,881,751

UNITED STATES - 2.94%

Apropos Technology, Inc. *                   100           251
Bristol-Myers Squibb Company              88,200     4,612,860
China Unicom, Ltd., ADR *                100,000     1,770,000
European Warrants Fund, Inc. *            55,900       346,580
Micron Technology, Inc. *                126,000     5,178,600
Pfizer, Inc.                              76,700     3,071,835
Phelps Dodge Corp.                        15,300       634,950
Schering-Plough Corp.                     30,750     1,114,380
                                                  ------------
                                                    16,729,456

TOTAL COMMON STOCKS
(Cost: $448,062,597)                              $386,223,625
                                                  ------------

PREFERRED STOCK - 1.19%

AUSTRALIA - 0.79%

The News Corp., Ltd., ADR                139,600     4,523,040
                                                  ------------
GERMANY - 0.40%

Munchener Ruckversicherungs-
Gesellschaft AG(a)                         8,100     2,259,742
                                                  ------------
TOTAL PREFERRED STOCK
(Cost: $7,177,819)                                  $6,782,782
                                                    ----------


                                    PRINCIPAL
                                     AMOUNT          VALUE
SHORT TERM INVESTMENTS - 15.93%

Navigator Securities Lending
  Trust, 4.19%                       $84,254,144   $84,254,144
Federal Republic of Germany
  Treasury Bills, zero coupon
  due    07/13/2001                    4,000,000     3,384,714
United States Treasury Bills,
   3.51% due 08/16/2001 ****           2,400,000     2,389,488
   3.65% due 07/12/2001 ****             500,000       499,545
                                                  ------------
                                                   $90,527,891


REPURCHASE AGREEMENTS - 14.92%

Repurchase Agreement with
  State Street Corp. dated
  06/29/2001 at 3.25%, to be
  repurchased at $84,831,969
  on 07/02/2001,
  collateralized by
  $48,565,000 U.S. Treasury
  Notes, 6.375% due
  08/15/2002 (valued at
  $51,005,148, including
  interest) and $33,070,000
  U.S. Treasury Notes, 6.125%
  due 8/15/2007 (valued at
  $35,508,913, including
  interest).                         $84,809,000   $84,809,000
                                                  ------------
TOTAL INVESTMENTS
(OVERSEAS TRUST)
(Cost: $630,577,307)                              $568,343,298
                                                  ============

The Trust had the following five top industry concentrations at June 30, 2001 (as a percentage of total value of investments):

Drugs & Health Care                           8.16%
Financial Services                            6.83%
Banking                                       6.63%
Telecommunications Equipment & Services       4.97%
Petroleum Services                            3.68%

INTERNATIONAL STOCK TRUST

                                        SHARES          VALUE
COMMON STOCKS - 80.26%

AUSTRALIA - 0.45%

Brambles Industries, Ltd.                 30,000      $734,472
Publishing & Broadcasting, Ltd.          136,000       629,851
                                                  ------------
                                                     1,364,323

BELGIUM - 0.66%

Dexia (a)                                 51,480       817,564
Fortis B                                  43,738     1,056,374
UCB SA                                     4,620       160,720
                                                  ------------
                                                     2,034,658

BRAZIL - 1.42%

Companhia Brasileira de
Distribuicao Grupo Pao de
  Acucar, ADR                             16,000       371,360
Petroleo Brasileiro                       87,790     2,055,859
Petroleo Brasileiro SA                    23,600       613,600
Tele Norte Leste Participacoes            24,990       381,347
Telecomunicacoes Brasileiras, ADR         11,078       517,897

Unibanco Uniao De Bancos
  Brasileiros, SA GDR                     15,674       398,903
                                                  ------------
                                                     4,338,966

CANADA - 0.87%

Alcan Aluminum, Ltd.                       9,740       409,470
Celestica, Inc. *                         32,660     1,681,990
Royal Bank Canada *                       18,320       586,322
                                                  ------------
                                                     2,677,782

DENMARK - 0.04%

Tele Danmark AS                            3,550       128,084
                                                  ------------
FINLAND - 1.14%

Nokia AB Oyj                             154,650     3,508,425
                                                  ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                        SHARES          VALUE

FRANCE - 11.65%

Alcatel SA                                35,587      $744,907
Altran Technologies(a)                     4,050       188,769
Aventis SA                                59,312     4,739,889
Aventis SA-DEM                             7,647       604,626
Axa(a)                                   104,868     2,990,488
BNP Paribas SA(a)                         34,843     3,035,447
Bouygues SA(a)                            10,160       343,715
Canal Plus(a)                              1,340         4,009
Cap Gemini SA(a)                           5,535       403,394
Compagnie de Staint-Gobain(a)              9,385     1,276,507
France Telecom France Tel *                4,444        39,544
Groupe Danone                              4,990       685,484
Hermes International                       4,228       584,032
L'Oreal SA(a)                              5,190       335,368
Lafarge SA(a)                              1,504       128,731
Legrand SA                                 7,010     1,340,204
LVMH Moet Hennessy(a)                      5,252       264,823
Orange SA *(a)                           107,260       872,616
Sanofi Synthelabo(a)                      42,358     2,781,961
Schneider Electric SA(a)                   5,542       306,686
Societe Generale                          10,556       625,750
Societe Television Francaise              47,082     1,374,941
Sodexho Alliance(a)                       32,100     1,500,253
STMicroelectronics NV(a)                  23,900       830,416
TotalFinaElf SA, B Shares                 49,416     6,926,551
Vivendi Universal SA                      47,706     2,783,498
                                                    -----------
                                                    35,712,609

GERMANY - 3.39%

Allianz AG Holding(a)                      9,568     2,795,371
Bayer AG                                  12,091       474,926
Bayerische Hypo-Und Vereinsbank AG(a)     18,292       905,290
Deutsche Bank AG                          33,796     2,424,124
Deutsche Telekom AG                        9,558       218,050
Gehe AG(a)                                17,690       688,105
Rhoen-Klinikum AG(a)                       5,770       268,938
SAP AG(a)                                  6,840       950,113
Siemens AG                                 6,568       403,539
VEBA AG                                   24,090     1,264,509
                                                    -----------
                                                    10,392,965

HONG KONG - 1.96%

Cheung Kong Holdings, Ltd.               135,000     1,471,192
China Mobile(Hong Kong), Ltd.*(a)        383,000     2,018,167
Henderson Land Development                86,000       380,394
Hutchison Whampoa, Ltd.                  213,200     2,152,555
                                                    -----------
                                                     6,022,308

INDIA - 0.41%

Icici, Ltd., ADR                          63,549       584,651
Reliance Industries, Ltd., GDR            43,800       683,280
                                                    -----------
                                                     1,267,931

ISRAEL - 0.11%

Check Point Software Technologies,
  Ltd. *                                   6,351       321,170
                                                    -----------
ITALY - 4.84%

Alleanza Assicuraz(a)                    116,000     1,224,870
Assicurazioni Generali SPA(a)             21,576       649,102
Banca Intesa SPA(a)                      995,173     3,516,807
Banca Naz Del Lavoro(a)                   83,000       260,252
Bipop-Carire SPA(a)                       98,150       369,307
Eni SA(a)                                198,881     2,427,000
Mediaset SPA(a)                           21,000       176,897
Mediolanum SPA(a)                         50,370       507,964
Olivetti SPA(a)                          611,590     1,083,230
San Paolo IMI SPA(a)                      16,475       211,381
Telecom Italia Mobile SPA(a)             267,162    $1,362,966
Telecom Italia SPA(a)                     70,202       630,622
Telefonica SA, ADR *                      13,242       493,132
UniCredito Italiano SPA(a)               449,648     1,931,944
                                                    -----------
                                                    14,845,474

JAPAN - 14.38%

Canon, Inc.(a)                           126,000     5,092,134
DDI Corp.                                     64       298,677
Fanuc, Ltd.                               16,200       806,688
Fuji Television Network, Inc.                 93       534,689
Fujisawa Pharmaceutical Company,
  Ltd.                                    12,000       271,350
Fujitsu, Ltd.                             55,000       577,740
Ito-Yokado Company, Ltd.                  10,000       461,070
Kao Corp.                                 25,000       621,442
Kokuyo Company                            32,000       336,140
Kyocera Corp.                             13,900     1,226,044
Marui Company, Ltd.                       81,000     1,169,112
Matsushita Communication
  Industrial Company, Ltd.                13,100       596,648
Matsushita Electric Industrial
  Company, Ltd.                          103,000     1,612,188
Mitsui Fudosan Company                   141,000     1,519,557
Mizuho Holdings                              491     2,283,538
Murata Manufacturing Company, Ltd.        30,400     2,020,816
NEC Corp.(a)                             172,000     2,323,952
Nippon Telegraph & Telephone Corp.           258     1,344,720
Nomura Securities Company,
  Ltd.                                   129,000     2,472,216
NTT DoCoMo, Inc.                             246     4,280,491
Sankyo Company                            49,000       884,051
Seven Eleven Japan Company,
  Ltd.                                    22,000       859,113
Shin-Etsu Chemical Company,
  Ltd.                                    21,000       771,229
Shiseido Company                          56,000       525,379
Sony Corp.                                61,900     4,070,083
Sumitomo Bank, Ltd.                      225,000     1,858,311
Sumitomo Corp.                            89,000       623,021
TDK Corp.                                  8,600       400,658
Tokyo Electron, Ltd.                      16,200       980,755
Toshiba Corp.                            315,000     1,664,542
UFJ Holdings(a)                               90       484,243
Yamanouchi Pharmaceutical Company,
  Ltd.                                    40,000     1,122,604
                                                    -----------
                                                    44,093,201

SOUTH KOREA - 0.62%

Korea Telecom Corp., ADR                  14,455       317,721
Pohang Iron & Steel, Ltd., ADR            17,350       342,142
Samsung Electronics Company                8,496     1,254,311
                                                    -----------
                                                     1,914,174

LUXEMBOURG - 0.05%

Societe Europeenne des
  Satellites                               1,217       159,859
                                                    -----------
MEXICO - 1.10%

Fomento Econ Mexico                      247,000     1,050,193
Grupo Financiero Banamex                 134,000       347,024
Grupo Televisa SA, ADR *                  43,530     1,741,636
Telefonos De Mexico SA, ADR                6,503       228,190
                                                    -----------
                                                     3,367,043

NETHERLANDS - 6.31%

ABN AMRO Holdings NV                       9,030       169,808
Akzo Nobel NV, ADS                         3,420       144,914
ASML Holding NV*                          63,120     1,416,977
Elsevier NV                               32,720       407,610
Equant NV *                                4,444        79,991
Fortis Amev NV                            51,330     1,249,308
ING Groep NV                              80,029     5,235,747
KPN NV (a)                                 7,034        39,939
Philips Electronics NV                   104,329     2,768,229

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                        SHARES          VALUE
NETHERLANDS - CONTINUED

Royal Dutch Petroleum Company(a)          51,628    $2,974,270
VNU NV                                   109,000     3,694,881
Wolters Kluwer                            43,222     1,162,954
                                                    -----------
                                                    19,344,628

NORWAY - 0.33%

Orkla SA                                  44,830       812,059
Statoil ASA *                             26,250       194,138
                                                    -----------
                                                     1,006,197

PORTUGAL - 0.30%

Jeronimo Martins SGPS *                   15,820       101,891
Portugal Telecom                         114,480       799,412
Portugal Telecom, SGPS, SA *             103,080        13,977
                                                    -----------
                                                       915,280

SINGAPORE - 0.64%

Flextronics International,                21,287       555,803
  Ltd. *
United Overseas Bank(a)                  224,824     1,419,032
                                                    -----------
                                                     1,974,835

SPAIN - 2.18%

Banco Bilbao Vizcaya SA                  207,125     2,682,068
Banco Santander Central,
Hispano, SA                              159,439     1,445,747
Endesa SA(a)                              52,654       840,672
Repsol-YPF, SA(a)                         30,225       499,476
Telefonica SA *(a)                        98,020     1,209,456
                                                    -----------
                                                     6,677,419

SWEDEN - 2.61%

Electrolux AB                             42,530       588,684
Hennes & Mauritz AB                       58,980     1,011,659
L.M. Ericsson Telefonaktiebolaget,
Series B(a)                              246,770     1,350,392
Nordea AB                                381,376     2,174,682
Sandvik AB(a)                             11,230       226,191
Securitas AB                             151,238     2,649,760
                                                    -----------
                                                     8,001,368

SWITZERLAND - 3.75%

ABB, Ltd.                                 31,098       470,841
Adecco SA                                 50,090     2,358,817
Credit Suisse Group *                      3,256       535,568
Nestle SA                                 20,380     4,333,515
Roche Holdings  AG                        19,100     1,376,816
UBS AG(a)                                 16,856     2,416,042
                                                    -----------
                                                    11,491,599

TAIWAN - 0.43%

Taiwan Semiconductor *                   709,800     1,319,408
                                                    -----------
UNITED KINGDOM - 20.62%

Abbey National                            29,300       513,727
AstraZeneca Group PLC                     75,776     3,535,479
Autonomy Corp. *                           4,000        23,378
BG Group PLC                              41,456       163,617
BP Amoco PLC                             181,000     1,489,904
British Telecommunications PLC            66,000       415,477
Cable & Wireless ADS                     115,680       681,380
Cadbury Schweppes                        156,911     1,059,588
Celltech Group PLC *                      47,371       799,217
Centrica PLC                             110,000       352,040
Compass Group PLC                        494,590     3,963,262
David S. Smith Holdings                   75,750       148,817
Diageo PLC                               269,923     2,965,034
Dimension Data Holdings PLC *             28,000       106,467
Electrocomponents PLC                     90,800       687,960
GKN PLC                                    8,000        76,837
GlaxoSmithKline PLC                      414,995    11,688,749
Granada Compass PLC                      452,026       950,108
Hays PLC                                 127,070      $327,931
Hilton Group PLC                          64,227       216,178
HSBC Holdings                             56,600       667,607
J. Sainsbury PLC                           4,860        30,337
Kingfisher PLC                           148,000       801,928
Lattice Group PLC                        113,456       253,651
Reckitt & Colman                          29,643       427,899
Reed International PLC                   505,300     4,483,168
Rio Tinto, Ltd.                          144,922     2,575,662
Royal Bank Scotland Group                253,912     5,603,345
Shell Transport &
Trading Company PLC                      680,048     5,660,075
Smartforce PLC *                          25,975       915,099
Standard Chartered                        99,000     1,270,132
Tesco PLC                                336,500     1,215,535
Tomkins PLC                              320,096       824,948
Unilever PLC                             119,071     1,004,449
United Business Media PLC                 33,152       269,856
Vodafone Group PLC                     1,966,677     4,362,232
WPP Group PLC                            273,970     2,700,824
                                                    -----------
                                                    63,231,896

TOTAL COMMON STOCKS
(Cost: $290,547,533)                              $246,111,603
                                                  ------------

PREFERRED STOCK - 0.63%

AUSTRALIA - 0.63%

News Corp., Ltd.(a)                      241,626     1,943,516
                                                    -----------
TOTAL PREFERRED STOCK
(Cost: $2,501,819)                                  $1,943,516
                                                    ----------

                                    PRINCIPAL
                                     AMOUNT          VALUE
SHORT TERM INVESTMENTS - 15.32%

Navigator Securities Lending
  Trust, 4.19%                       $46,985,343   $46,985,343
                                                    -----------
REPURCHASE AGREEMENTS - 3.79%

Repurchase Agreement with
  State Street Corp. dated
  6/29/2001 at 2.75%, to be
  repurchased at 11,611,660
  on 7/2/2001, collateralized
  by 8,915,000 U.S. Treasury
  Bonds 8.50% due 2/15/2020
  (valued at 11,846,323,
  including interest)                $11,609,000   $11,609,000
                                                    -----------
TOTAL INVESTMENTS
(INTERNATIONAL STOCK TRUST)
(Cost: $351,643,695)                              $306,649,462
                                                   ===========

The Trust had the following five top industry concentrations at June 30, 2001 (as a percentage of total value of investments):

Banking                                      11.71%
Computers & Business Equipment                7.74%
Financial Services                            4.62%
Telecommunications Equipment & Services       4.23%
Food & Beverages                              3.74%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST

                                                 SHARES           VALUE
                                               -----------    -----------
COMMON STOCKS - 90.77%
ARGENTINA - 0.56%
Irsa Inversiones                                  285,805     $   457,482
Nortel Inversora SA, ADR, Series B                 52,500         544,425
                                                              -----------
                                                                1,001,907
AUSTRALIA - 2.20%
Australia & New Zealand Bank Group                325,900       2,809,873
BHP, Ltd.                                         212,705       1,127,213
                                                              -----------
                                                                3,937,086
BERMUDA - 1.08%
XL Capital, Ltd., A Shares                         23,600       1,937,560
                                                              -----------

BRAZIL - 1.93%
Companhia Vale Do Rio Doce, ADR                    75,780       1,745,661
Embratel Participacoes SA, ADR                    226,500       1,694,220
                                                              -----------
                                                                3,439,881
CANADA - 3.13%
Husky Energy, Inc. *                              283,380       3,028,745
Transcanada Pipelines, Ltd. *                     207,000       2,557,492
                                                              -----------
                                                                5,586,237
CHILE - 0.71%
Compania De Telecom De Chile *                     90,220       1,270,298
                                                              -----------

CHINA - 0.45%
Petrochina Company                              3,833,936         796,299
                                                              -----------

DENMARK - 0.55%
Danske Trealastkom                                 77,500         979,115
                                                              -----------

FINLAND - 4.65%
Sampo Oyj-A Shares                                327,100       2,785,868
Stora Enso Oyj                                    308,468       3,346,063
Valmet Rauma                                      195,000       2,164,810
                                                              -----------
                                                                8,296,741
FRANCE - 8.27%
Alstom                                             66,390       1,848,775
Aventis SA                                         30,300       2,421,410
Aventis SA-DEM                                      8,927         705,832
AXA                                               106,664       3,041,703
Michelin (CGDE)-B                                  30,700         972,244
Pechiney SA                                        49,300       2,506,756
Societe BIC SA                                     46,813       1,705,882
TotalFinaElf SA, B Shares                          11,164       1,564,838
                                                              -----------
                                                               14,767,440
GERMANY - 6.91%
Adidas-Salomon AG                                  31,240       1,915,682
BASF AG                                            73,040       2,884,434
Bayerische Hypo-Und Vereinsbank AG                 13,045         645,611
Deutsche Bank AG                                   27,100       1,943,833
Deutsche Post AG                                  136,700       2,189,497
VEBA AG                                            52,500       2,755,779
                                                              -----------
                                                               12,334,836
HONG KONG - 4.29%
Cheung Kong Holdings, Ltd.                        265,000       2,887,895
CLP Holdings, Ltd.                                378,600       1,592,102
Swire Pacific                                   3,120,000       2,240,058
Techtronic Industries                           2,730,000         945,024
                                                              -----------
                                                                7,665,079
ITALY - 1.72%
Banca Naz Del Lavoro                              811,600       2,544,824
Telefonica SA, ADR *                               13,946         519,349
                                                              -----------
                                                                3,064,173

                                                 SHARES         VALUE
                                               -----------    -----------
JAPAN - 8.96%
Fujitsu, Ltd.                                     131,000     $ 1,376,072
Hitachi, Ltd.                                     187,000       1,836,862
Komatsu                                           310,000       1,421,859
Kurita Water Industries                            84,000       1,155,834
NEC Corp.                                         240,000       3,242,723
Nippon Telegraph & Telephone Corp., ADR           102,800       2,734,480
Nomura Securities Company, Ltd.                   105,000       2,012,268
Ono Pharmaceutical                                 54,000       1,714,698
Sony Corp.                                          7,600         499,719
                                                              -----------
                                                               15,994,515
SOUTH KOREA - 2.75%
Korea Electric Power Corp., ADR                   177,300       1,684,350
Korea Telecom Corp., ADR                           72,700       1,597,946
Samsung Electronics Company                        11,100       1,638,754
                                                              -----------
                                                                4,921,050
MEXICO - 2.54%
Grupo Carso                                       935,630       2,779,508
Telefonos De Mexico SA, ADR                        50,100       1,758,009
                                                              -----------
                                                                4,537,517
NETHERLANDS - 7.78%
Akzo Nobel NV, ADS                                 80,750       3,421,578
ING Groep NV                                       41,970       2,745,808
Philips Electronics NV                             92,008       2,441,308
Unilever NV-CVA                                    37,000       2,219,980
Wolters Kluwer                                    113,970       3,066,537
                                                              -----------
                                                               13,895,211
NEW ZEALAND - 1.17%
Telecom Corp. of New Zealand, Ltd.                915,600       2,087,190
                                                              -----------

PHILIPPINES - 0.70%
Philippine Long Distance Telephone
   Company, ADR                                    89,200       1,253,260
                                                              -----------

SINGAPORE - 0.52%
Creative Technology, Ltd.                          63,600         538,056
Pacific Century *                               1,170,000         391,712
                                                              -----------
                                                                  929,768
SOUTH AFRICA - 1.62%
Anglogold, Ltd., ADR                              161,700       2,896,047
                                                              -----------

SPAIN - 2.92%
Iberdrola SA                                      134,700       1,729,395
Repsol-YPF, SA                                    211,500       3,495,094
                                                              -----------
                                                                5,224,489
SWEDEN - 5.77%
Autoliv, Inc.                                      96,500       1,667,520
ForeningsSparbanken AB, Series A                  250,250       2,899,982
Nordic Baltic Holding-DKK                         248,998       1,431,186
Nordic Baltic Holding-EUR                         175,420       1,007,912
SAAB AB                                           134,807       1,264,629
Svedala Industries *                               41,400         691,079
Volvo AB-B Shares                                  90,100       1,350,713
                                                              -----------
                                                               10,313,021
SWITZERLAND - 2.37%
Swiss Reinsurance                                   1,070       2,139,404
Zurich Finance Services Group                       6,117       2,087,237
                                                              -----------
                                                                4,226,641
UNITED KINGDOM - 17.16%
BAE Systems PLC                                   424,254       2,034,409
British Airways                                   202,700         981,991
Cable & Wireless ADS                              446,020       2,627,153
Hanson PLC                                        169,810       1,251,916
J. Sainsbury PLC                                  547,100       3,415,156

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                            SHARES             VALUE
                                          ------------     ------------
UNITED KINGDOM - CONTINUED
Kidde PLC                                    1,423,900     $  1,634,302
Lloyds TSB Group PLC                           164,400        1,647,297
Marks & Spencer PLC                            445,770        1,644,778
Nycomed Amersham PLC                           373,200        2,706,724
P&O Princess Cruis                             301,930        1,573,270
Peninsular & Oriental Steam
   Navigation Company                          390,400        1,462,469
Rolls Royce                                    634,500        2,095,413
Shell Transport & Trading Company PLC          219,800        1,829,407
Smiths Industries PLC                           78,200          908,565
Stagecoach Holdings PLC                      2,519,400        2,794,106
United Business Media PLC                      249,963        2,034,692
                                                           ------------
                                                             30,641,648
UNITED STATES - 0.06%
China.com Corp. *                               37,300           99,964
                                                           ------------

TOTAL COMMON STOCKS
(Cost: $175,078,355)                                       $162,096,973
                                                           ------------

PREFERRED STOCK - 0.98%
GERMANY - 0.98%
Volkswagen AG - Non Voting Preferred
                                                57,350        1,749,644
                                                           ------------

TOTAL PREFERRED STOCK
(Cost: $1,998,918)                                         $  1,749,644
                                                           ------------

                                       PRINCIPAL AMOUNT      VALUE
                                       ----------------  --------------
REPURCHASE AGREEMENTS - 8.25%
Repurchase Agreement with State
   Street Corp. dated 6/29/2001 at
   2.75%, to be repurchased at
   14,735,376 on 07/02/2001,
   collateralized by 11,125,000
   U.S. Treasury Bonds, 8.875% due
   08/15/2017 (valued at
   15,029,619, including interest).     $ 14,732,000     $ 14,732,000
                                        ------------     ------------

TOTAL INVESTMENTS
 (INTERNATIONAL VALUE TRUST)
     (Cost: $191,809,273)                                $178,578,617
                                                         ============


The Trust had the following five top industry concentrations at June 30, 2001 (as a percentage of total value of investments):

Banking                                             7.80%
Insurance                                           5.37%
Electrical Equipment                                5.33%
Telecommunications Equipment & Services             4.95%
Chemicals                                           4.89%

CAPITAL APPRECIATION TRUST


                            SHARES        VALUE
                            ------        -----
COMMON STOCKS - 92.66%
AEROSPACE - 0.64%
Northrop Grumman Corp.        2,400     $192,240
                                        --------
BANKING - 1.10%
Bank One Corp.                9,200      329,360
                                        --------

                                                  SHARES        VALUE
                                                ----------   ----------
BIOTECHNOLOGY - 4.12%
Amgen, Inc. *                                     12,500     $  758,500
Genetech, Inc. *                                   8,500        468,350
                                                             ----------
                                                              1,226,850
BROADCASTING - 6.80%
AT&T Corp. Liberty Media Group, Class A *         43,000        752,070
Univision Communications, Inc., Class A *          9,200        393,576
Viacom, Inc., Class B *                           17,000        879,750
                                                             ----------
                                                              2,025,396
BUSINESS SERVICES - 2.33%
Omnicom Group, Inc.                                4,900        421,400
Tyco International, Ltd.                           5,000        272,500
                                                             ----------
                                                                693,900
CELLULAR COMMUNICATIONS - 3.22%
Nokia Corp., ADR                                  25,400        559,816
Vodafone Group PLC, ADR                           17,900        400,065
                                                             ----------
                                                                959,881
COMPUTERS & BUSINESS EQUIPMENT - 7.48%
Cisco Systems, Inc. *                             24,000        436,800
Dell Computer Corp. *                             20,300        530,845
EMC Corp. *                                        8,900        258,545
IBM Corp.                                          5,900        666,700
Sun Microsystems, Inc. *                          21,400        336,408
                                                             ----------
                                                              2,229,298
DOMESTIC OIL - 2.07%
Halliburton Company                               17,300        615,880
                                                             ----------

DRUGS & HEALTH CARE - 6.82%
Abbott Laboratories,                              10,500        504,105
American Home Products Corp.,                      7,900        461,676
Pfizer, Inc.                                      12,500        500,625
Pharmacia & Upjohn, Inc.                           7,800        358,410
Sepracor, Inc. *                                   5,200        206,960
                                                             ----------
                                                              2,031,776
ELECTRICAL EQUIPMENT - 4.15%
General Electric Company                          25,400      1,238,250
                                                             ----------

ELECTRONICS - 0.31%
Solectron Corp. *                                  5,100         93,330
                                                             ----------

FINANCIAL SERVICES - 11.96%
American Express Company,                         11,300        438,440
Citigroup, Inc.                                   24,800      1,310,432
Goldman Sachs Group, Inc.                          3,600        308,880
Household International, Inc.                      5,500        366,850
J. P. Morgan Chase & Company                       4,800        214,080
Merrill Lynch & Company, Inc.                      8,900        527,325
Morgan Stanley Dean Witter & Company               6,200        398,226
                                                            ----------
                                                              3,564,233
FOOD & BEVERAGES - 2.40%
PepsiCo, Inc.                                     16,200        716,040
                                                            ----------

HEALTHCARE PRODUCTS - 1.86%
Baxter International, Inc.                         4,600        225,400
Johnson & Johnson                                  6,600        330,000
                                                            ----------
                                                                555,400
HOTELS & RESTAURANTS - 1.66%
Marriott International, Inc., Class A              5,400        255,636
Starwood Hotels & Resorts SBI, Class B             6,400        238,592
                                                            ----------
                                                                494,228
INSURANCE - 3.82%
American International Group, Inc.                 9,500        817,000
Hartford Financial Services Group,                 4,700        321,480
   Inc.
                                                             ----------
                                                              1,138,480

      The accompanying notes are integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
                                                   ------        -----
INTERNET RETAIL - 0.60%
eBay, Inc. *                                       2,600     $   178,074
                                                             -----------

LEISURE TIME - 2.31%
AOL Time Warner, Inc.*                            13,000         689,000
                                                             -----------

MANUFACTURING - 0.88%
Minnesota Mining & Manufacturing Company           2,300         262,430
                                                             -----------

NEWSPAPERS - 0.20%
Knight-Ridder, Inc.                                1,000          59,300
                                                             -----------

PETROLEUM SERVICES - 2.16%
Schlumberger, Ltd.                                12,200         642,330
                                                             -----------

PUBLISHING - 0.85%
New York Times Company, Class A                    3,400         142,800
Pearson PLC, ADR                                   5,600          95,368
Tribune Company                                      400          16,004
                                                             -----------
                                                                 254,172
RETAIL TRADE - 10.78%
BJ's Wholesale Club, Inc. *                        1,200          63,912
Home Depot, Inc.                                  23,300       1,084,615
Kohls Corp. *                                     11,900         746,487
Target Corp.                                      11,900         411,740
Tiffany & Company                                 14,200         514,324
Wal-Mart Stores, Inc.                              8,000         390,400
                                                             -----------
                                                               3,211,478
SEMICONDUCTORS - 7.19%
Applied Materials, Inc. *                          3,100         152,210
ASM Lithography Holding NV *                      15,800         351,550
Intel Corp.                                       15,400         450,450
KLA-Tencor Corp. *                                 2,700         157,869
Novellus Systems, Inc. *                           2,900         164,691
Texas Instruments, Inc.                           27,500         866,250
                                                             -----------
                                                               2,143,020
SOFTWARE - 5.82%
Microsoft Corp. *                                 17,300       1,262,900
Oracle Corp. *                                    13,600         258,400
VERITAS Software Corp. *                           3,200         212,896
                                                             -----------
                                                               1,734,196
TELEPHONE - 1.13%
NTL, Inc. *                                        3,800          45,790
Qwest Communications International, Inc.           9,100         290,017
                                                             -----------
                                                                 335,807
TOTAL COMMON STOCKS
(Cost: $28,384,037)                                          $27,614,349
                                                             -----------

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                    -----------  -----------
SHORT TERM INVESTMENTS - 3.02%
  American Express Credit Corp.,
   4.09% due 07/02/2001                           $   900,000     $   900,000
                                                                  -----------

REPURCHASE AGREEMENTS - 4.32%
Repurchase Agreement with State
   Street Corp., dated 06/29/2001 at
   2.75%, to be repurchased at
   $1,287,295 on 07/02/2001,
   collateralized by $1,115,000
   U.S. Treasury Bonds, 11.875% due
   11/15/2003 (valued at
   $1,314,306, including interest).               $ 1,287,000     $ 1,287,000
                                                                  -----------
TOTAL INVESTMENTS(CAPITAL APPRECIATION TRUST)
(Cost: $30,571,037)                                               $29,801,349
                                                                  ===========


STRATEGIC OPPORTUNITIES TRUST

                                                     SHARES         VALUE
                                                  ------------   ------------
COMMON STOCKS - 84.56%
AIR TRAVEL - 0.12%
Northwest Airlines Corp., Class A *                   72,280     $  1,825,070
                                                                 ------------

APPAREL & TEXTILES - 0.38%
Coach, Inc. *                                         85,200        3,241,860
Timberland Company, Class A * (a)                     69,700        2,753,847
                                                                 ------------
                                                                    5,995,707

BANKING - 4.39%
Bank America Corp.                                   172,000       10,325,160
Silicon Valley Bancshares *                        1,236,650       27,206,300
Southtrust Corp.                                     148,400        3,858,400
Washington Mutual, Inc.                              747,850       28,081,768
                                                                 ------------
                                                                   69,471,628
BIOTECHNOLOGY - 7.78%
Amgen, Inc. *                                        266,700       16,183,356
Gilead Sciences, Inc. * (a)                          150,200        8,740,138
Human Genome Sciences, Inc. *                        171,740       10,347,335
IDEC Pharmaceuticals Corp. * (a)                     791,100       53,549,559
Immunex Corp. *                                      915,900       16,257,225
MedImmune, Inc. *                                    381,700       18,016,240
                                                                 ------------
                                                                  123,093,853
BROADCASTING - 4.59%
Charter Communications, Inc., Class A * (a)        1,694,900       39,575,915
Clear Channel Communications *                       124,962        7,835,118
EchoStar Communications Corp., Class A *             357,100       11,577,182
Univision Communications, Inc.,
   Class A * (a)                                     164,500        7,037,310
Viacom, Inc., Class B *                              128,903        6,670,730
                                                                 ------------
                                                                   72,696,255
BUSINESS SERVICES - 3.95%
Arbitron, Inc. * (a)                                  55,680        1,341,888
Ceridian Corp. *                                     278,400        5,336,928
Jacobs Engineering Group, Inc. * (a)                 169,400       11,049,962
Omnicom Group, Inc.                                   51,700        4,446,200
SEI Investment Company                               201,000        9,527,400
Tyco International, Ltd.                             567,200       30,912,400
                                                                 ------------
                                                                   62,614,778
CELLULAR COMMUNICATIONS - 1.05%
AirGate PCS, Inc. *                                  320,000       16,640,000
                                                                 ------------

COMPUTERS & BUSINESS EQUIPMENT - 0.02%
Aether Systems, Inc. * (a),                           29,700          262,845
                                                                 ------------

DOMESTIC OIL - 2.28%
Valero Energy Corp. (a)                              981,200       36,088,536
                                                                 ------------

DRUGS & HEALTH CARE - 6.15%
AmeriSource Health Corp., Class A * (a)               53,600        2,964,080
Cardinal Health, Inc.                                228,400       15,759,600
Celgene Corp. * (a)                                  108,000        3,115,800
Cephalon, Inc. * (a)                                  52,200        3,680,100
ImClone Systems, Inc. * (a)                           89,500        4,725,600
McKesson HBOC, Inc.                                  716,200       26,585,344
OSI Pharmaceuticals, Inc. *                          310,670       16,338,135
Sepracor, Inc. * (a)                                 198,700        7,908,260
St. Jude Medical, Inc. *                              42,000        2,520,000
Tenet Healthcare Corp. *                              76,900        3,967,271
Vertex Pharmaceuticals, Inc. * (a)                   199,600        9,880,200
                                                                 ------------
                                                                   97,444,390

      The accompanying notes are integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                               SHARES         VALUE
                                             -----------    ------------
ELECTRICAL EQUIPMENT - 0.83%
General Electric Company                        218,700     $ 10,661,625
Power One, Inc. * (a)                           148,000        2,462,720
                                                            ------------
                                                              13,124,345
ELECTRIC UTILITIES - 0.34%
Public Service Company of New Mexico            166,100        5,331,810
                                                            ------------

ELECTRONICS - 6.12%
Flextronics International, Ltd. *             2,348,900       61,329,779
Vishay Intertechnology, Inc. *                1,545,300       35,541,900
                                                            ------------
                                                              96,871,679
FINANCIAL SERVICES - 7.16%
American Express Company,                       164,400        6,378,720
Charles Schwab Corp.                          2,030,500       31,066,650
Concord EFS, Inc. *                             527,400       27,430,074
Federal Home Loan Mortgage Corp.                109,900        7,693,000
Federal National Mortgage Association           267,700       22,794,655
J. P. Morgan Chase & Company                     82,000        3,657,200
Morgan Stanley Dean Witter & Company             86,200        5,536,626
USA Education, Inc.                             119,600        8,730,800
                                                            ------------
                                                             113,287,725
GAS & PIPELINE UTILITIES - 0.69%
Enron Corp.                                      76,300        3,738,700
NiSource, Inc.                                  265,400        7,253,382
                                                            ------------
                                                              10,992,082
HEALTHCARE SERVICES - 1.13%
Unitedhealth Group, Inc.                        288,500       17,814,875
                                                            ------------

HOUSEHOLD APPLIANCES - 0.35%
Whirlpool Corp.                                  89,400        5,587,500
                                                            ------------

HOUSEHOLD PRODUCTS - 0.24%
Procter & Gamble Company                         59,500        3,796,100
                                                            ------------

INSURANCE - 1.56%
Allstate Corp.                                  323,000       14,208,770
Conseco, Inc. * (a)                             771,900       10,536,435
                                                            ------------
                                                              24,745,205
INTERNATIONAL OIL - 0.53%
Texaco, Inc.                                     31,200        2,077,920
USX-Marathon Group                              213,400        6,297,434
                                                            ------------
                                                               8,375,354
LEISURE TIME - 3.26%
AOL Time Warner, Inc.*                          633,100       33,554,300
Gemstar-TV Guide International, Inc. *          347,100       14,786,460
Harrahs Entertainment, Inc. *                    94,700        3,342,910
                                                            ------------
                                                              51,683,670
OFFICE FURNISHINGS & SUPPLIES - 0.31%
Staples, Inc. *                                 303,500        4,852,965
                                                            ------------

PAPER - 0.74%
Georgia-Pacific Corp.                           346,021       11,712,811
                                                            ------------

PETROLEUM SERVICES - 0.77%
Weatherford International, Inc. * (a)           254,500       12,216,000
                                                            ------------

RETAIL TRADE - 8.80%
Abercrombie & Fitch Company, Class A *          599,800       26,691,100
Best Buy Company, Inc. *                        829,300       52,677,136
BJ's Wholesale Club, Inc. *                     112,800        6,007,728
Federated Department Stores, Inc. *             179,000        7,607,500
Kmart Corp. *                                   604,690        6,935,794
Rite Aid Corp. * (a)                          2,135,000       19,215,000
The Gap, Inc.                                   696,600       20,201,400
                                                            ------------
                                                             139,335,658

                                                   SHARES            VALUE
                                                 ------------     ------------
SEMICONDUCTORS - 15.01%
Altera Corp. *                                      915,300       $ 26,543,700
Atmel Corp. *                                       986,536         13,308,371
Cypress Semiconductor Corp. * (a)                 1,555,600         37,101,060
Fairchild Semiconductor Intl, Class A *           1,190,300         27,376,900
Integrated Device Technology *                      150,200          4,759,838
KLA-Tencor Corp. *                                  412,800         24,136,416
Micron Technology, Inc. *                           851,100         34,980,210
QLogic Corp. *                                      301,300         19,418,785
Teradyne, Inc. *                                  1,511,600         50,033,960
                                                                --------------
                                                                   237,659,240
SOFTWARE - 0.95%
Adobe Systems, Inc.                                 214,800         10,095,600
PeopleSoft, Inc. *                                  101,000          4,972,230
                                                                --------------
                                                                    15,067,830
TELECOMMUNICATIONS EQUIPMENT &
 SERVICES - 3.94%
CIENA Corp. *                                       278,700         10,590,600
TeleCorp PCS, Inc., Class A *                     1,396,190         27,044,200
Triton PCS Holdings, Inc., Class A * (a)            603,930         24,761,130
                                                                --------------
                                                                    62,395,930
TELEPHONE - 0.87%
Telefonos De Mexico SA, ADR                         392,100         13,758,789
                                                                --------------

TOBACCO - 0.25%
Philip Morris Companies, Inc.                        77,900          3,953,424
                                                                --------------

TOTAL COMMON STOCKS
(Cost: $1,343,062,644)                                          $1,338,696,054
                                                                --------------

PREFERRED STOCK - 0.16%
CONTAINERS & GLASS - 0.11%
Owens-Illinois, Inc.                                128,800          1,828,960
                                                                --------------

LEISURE TIME - 0.05%
Six Flags, Inc.                                      24,000            733,200
                                                                --------------

TOTAL PREFERRED STOCK
(Cost: $5,167,889)                                              $    2,562,160

                                                                --------------

                                                PRINCIPAL
                                                 AMOUNT              VALUE
                                            --------------    ---------------
SHORT TERM INVESTMENTS - 13.63%
Navigator Securities Lending Trust,
   4.19%                                    $  203,631,467     $  203,631,467
United States Treasury Bills,
   3.448% due 07/12/2001                         3,300,000          3,296,523
   3.558% due 07/12/2001                         2,000,000          1,997,826
   3.575% due 07/12/2001                         5,900,000          5,893,555
   3.545% due 08/16/2001                         1,000,000            995,620
                                                               --------------
                                                               $  215,814,991

REPURCHASE AGREEMENTS - 1.65%
Repurchase Agreement with State Street
   Corp., dated 06/29/2001 at 3.25%, to
   be repurchased at $26,127,074 on
   07/02/2001, collateralized by
   $21,295,000 U.S. Treasury Bonds,
   7.625% due 02/15/2025 (valued at
   $26,644,176, including interest).        $   26,120,000     $   26,120,000
                                                               --------------

TOTAL INVESTMENTS
  (STRATEGIC OPPORTUNITIES TRUST)
     (Cost: $1,590,165,524)                                    $1,583,193,205
                                                               ==============

      The accompanying notes are integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 29, 2001 (UNAUDITED) (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
QUANTITATIVE MID CAP TRUST

                                                       SHARES            VALUE
                                                       ------            -----
COMMON STOCKS-94.49%
AEROSPACE - 2.94%
Boeing Company                                         12,000         $  667,200
Lockheed Martin Corp.                                  69,400          2,571,270
                                                                      ----------
                                                                       3,238,470
BANKING - 7.01%
Astoria Financial Corp.                                40,300          2,216,500
North Fork BanCorp, Inc.                               70,500          2,185,500
Southtrust Corp.                                       96,900          2,519,400
Washington Mutual, Inc.                                21,300            799,815
                                                                      ----------
                                                                       7,721,215
BIOTECHNOLOGY - 3.62%
IDEC Pharmaceuticals Corp.*                            29,500          1,996,855
Merck & Company, Inc.                                  31,100          1,987,601
                                                                      ----------
                                                                       3,984,456
BROADCASTING - 1.22%
Charter Communications, Inc., Class A *                57,400          1,340,290
                                                                      ----------

BUSINESS SERVICES - 8.23%
Amdocs, Ltd. *                                         43,100          2,320,935
Apollo Group, Inc., Class A *                          53,500          2,271,075
Fiserv, Inc. *                                         11,100            710,178
TMP Worldwide, Inc. *                                  45,700          2,742,000
Tyco International, Ltd.                               18,700          1,019,150
                                                                      ----------
                                                                       9,063,338
CHEMICALS - 0.48%
Sigma-Aldrich Corp.                                    13,800            532,956
                                                                      ----------

COMPUTERS & BUSINESS EQUIPMENT - 2.05%
Apple Computer, Inc. *                                 16,000            372,000
Lexmark International Group, Inc., Class A*            28,000          1,883,000
                                                                      ----------
                                                                       2,255,000
CONSTRUCTION MATERIALS - 2.11%
Shaw Group, Inc. *                                     58,000          2,325,800
                                                                      ----------

CONSTRUCTION & MINING EQUIPMENT - 1.99%
Nabors Industries, Inc. *                              58,900          2,191,080
                                                                      ----------

CRUDE PETROLEUM & NATURAL GAS - 1.25%
Conoco, Inc., Class B                                  24,200            699,380
Occidental Petroleum Corp.                             25,500            678,045
                                                                      ----------
                                                                       1,377,425
DOMESTIC OIL - 2.53%
Devon Energy Corp.                                     40,200          2,110,500
Phillips Petroleum Company                             11,800            672,600
                                                                      ----------
                                                                       2,783,100
DRUGS & HEALTH CARE - 6.59%
Forest Laboratories, Inc. *                            34,100          2,421,100
Oxford Health Plans, Inc. *                            62,400          1,784,640
Quest Diagnostics, Inc. *                              40,700          3,046,395
                                                                      ----------
                                                                       7,252,135
ELECTRICAL EQUIPMENT - 1.81%
Tektronix, Inc. *                                      73,300          1,990,095
                                                                      ----------

ELECTRIC UTILITIES - 6.62%
Calpine Corp. *                                        64,900          2,453,220
Duke Energy Company                                    17,200            670,972
Exelon Corp.                                           15,500            993,860
Reliant Energy, Inc.                                   98,300          3,166,243
                                                                      ----------
                                                                       7,284,295

                                                       SHARES            VALUE
                                                       ------            -----
FINANCIAL SERVICES - 4.29%
Countrywide Credit Industries, Inc.                    52,200         $2,394,936
Golden West Financial Corp.                            36,300          2,331,912
                                                                      ----------
                                                                       4,726,848
FOOD & BEVERAGES - 2.99%
Hershey Foods Corp.                                    28,400          1,752,564
Pepsi Bottling Group, Inc.                             21,000            842,100
SYSCO Corp.                                            25,500            692,325
                                                                      ----------
                                                                       3,286,989
GAS & PIPELINE UTILITIES - 2.29%
Keyspan Corp.                                          69,100          2,520,768
                                                                      ----------

HEALTHCARE SERVICES - 2.99%
Unitedhealth Group, Inc.                               20,400          1,259,700
Universal Health Services, Inc., Class B *             44,600          2,029,300
                                                                      ----------
                                                                       3,289,000
HOMEBUILDERS - 3.16%
Lennar Corp.                                           83,400          3,477,780
                                                                      ----------

HOTELS & RESTAURANTS - 4.08%
Darden Restaurants, Inc.                               57,300          1,598,670
MGM Grand, Inc. *                                      96,500          2,891,140
                                                                      ----------
                                                                       4,489,810
INSURANCE - 3.60%
Allstate Corp.                                         16,800            739,032
Everest Re Group, Ltd.                                 33,300          2,490,840
Fidelity National Financial Corp.                      29,600            727,272
                                                                      ----------
                                                                       3,957,144
INTERNET SOFTWARE - 0.50%
Juniper Networks, Inc. *                               17,700            550,470
                                                                      ----------

LEISURE TIME - 2.17%
International Game Technology *                        38,000          2,384,500
                                                                      ----------

LIFE SCIENCES - 0.58%
Waters Corp. *                                         23,300            643,313
                                                                      ----------

OFFICE FURNISHINGS & SUPPLIES - 0.49%
Avery Dennison Corp.                                   10,500            536,025
                                                                      ----------

PETROLEUM SERVICES - 1.97%
Smith International, Inc. *                            36,200          2,168,380
                                                                      ----------

RETAIL TRADE - 6.57%
Abercrombie & Fitch Company, Class A *                 62,800          2,794,600
BJ's Wholesale Club, Inc. *                            27,500          1,464,650
Kohls Corp. *                                          12,300            771,579
Talbots, Inc.                                          24,100          1,054,375
Tiffany & Company                                      31,500          1,140,930
                                                                      ----------
                                                                       7,226,134
SANITARY SERVICES - 0.86%
Allied Waste Industries, Inc. *                        13,700            255,916
Ecolab, Inc.                                           16,900            692,393
                                                                      ----------
                                                                         948,309
SOFTWARE - 5.78%
DST Systems, Inc. *                                    23,100          1,217,370
Micromuse, Inc. *                                      41,500          1,161,585
PeopleSoft, Inc. *                                     20,600          1,014,138
Siebel Systems, Inc. *                                 20,000            938,000
Synopsys, Inc. *                                       41,900          2,027,541
                                                                      ----------
                                                                       6,358,634

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES            VALUE
                                          ------            -----
TELECOMMUNICATIONS EQUIPMENT
 & SERVICES - 1.62%
Scientific-Atlanta, Inc.                   44,000         $  1,786,400
                                                          ------------

TRANSPORTATION - 2.10%
Harley Davidson, Inc.                      49,100            2,311,628
                                                          ------------

TOTAL COMMON STOCKS
(Cost: $108,189,864)                                      $104,001,787
                                                          ------------


                                            PRINCIPAL
                                              AMOUNT               VALUE
                                              ------               -----
REPURCHASE AGREEMENTS - 5.51%
Repurchase Agreement with State
   Street Corp., dated 06/29/2001
   at 3.90%, to be repurchase at
   $6,068,972 on 07/02/2001,
   collateralized by $4,885,000
   U.S. Treasury Bonds, 8.125% due
   05/15/2021 (valued at
   $6,191,738, including interest).        $  6,067,000         $  6,067,000
                                                                ------------

TOTAL INVESTMENTS
 (QUANTITATIVE MID CAP TRUST)
   (Cost: $114,256,864)                                         $110,068,787
                                                                ============


GLOBAL EQUITY TRUST

                                               SHARES            VALUE
                                               ------            -----
COMMON STOCKS - 91.96%
BELGIUM - 0.83%
Dexia (a)                                       351,900         $ 5,588,597
                                                                -----------

BERMUDA - 1.49%
Tyco International, Ltd.                        183,650          10,008,925
                                                                -----------

BRAZIL - 0.56%
Companhia De Bebidas Das Amers                  163,100           3,775,765
                                                                -----------

CANADA - 1.28%
Nortel Networks Corp. - USD                     239,600           2,177,964
Sun Life Financial Services, Inc. *             267,750           6,406,169
                                                                -----------
                                                                  8,584,133
FRANCE - 6.17%
Bouygues SA (a)                                 100,300           3,393,168
Havas Advertising (a)                           717,770           7,907,562
Orange SA * (a)                                 516,740           4,203,947
Sanofi Synthelabo                                98,460           6,466,592
Societe Television Francaise (a)                 71,350           2,083,643
TotalFinaElf SA, B Shares                       123,590          17,323,386
                                                                -----------
                                                                 41,378,298
GERMANY - 2.45%
Allianz AG Holding (a)                           46,440          13,567,831
ProSieben Sat.1 Media AG (a)                    197,270           2,862,060
                                                                -----------
                                                                 16,429,891
ITALY - 2.68%
Banca Intesa SPA (a)                          1,795,950           6,346,646
Eni SA (a)                                      471,630           5,755,431
Telecom Italia SPA (a)                          654,300           5,877,555
                                                                -----------
                                                                 17,979,632
JAPAN - 6.39%
Fast Retailing Company                           18,800           3,271,269
Fuji Photo Film Company                          49,600           2,139,748

                                                SHARES              VALUE
                                                ------              -----
JAPAN - CONTINUED
Kandenko Company                                212,000         $ 1,028,466
Kinden Corp.                                    148,000             919,734
Nichicon Corp.                                   52,200             681,852
Nippon Telegraph & Telephone Corp.                  500           2,606,046
Nippon TV Network                                 5,800           1,404,539
Nissan Motor Company                            554,000           3,824,826
NTT DoCoMo, Inc.                                    475           8,265,175
Okumura Corp. (a)                               261,000             960,621
Rohm Company                                      6,800           1,056,724
Sankyo Company                                  308,000           5,556,892
Taisho Pharm Company                             78,000           1,466,683
TDK Corp.                                        49,900           2,324,745
Tokyo Style Company, Ltd.                        85,000             947,398
Toyota Motor Corp.                              137,000           4,822,628
UNI Charm Corp.                                  48,600           1,574,405
                                                                -----------
                                                                 42,851,751
SOUTH KOREA - 2.18%
Korea Electric Power Corp., ADR                 210,730           2,001,935
Samsung Electronics Company                       9,300           1,373,010
Samsung Electronics, Ltd., 144A GDR              78,130           6,129,299
SK Telecom Company, Ltd.                          2,700             397,578
SK Telecom Company, Ltd., ADR                   277,500           4,689,750
                                                                -----------
                                                                 14,591,572
MEXICO - 0.41%
Grupo Televisa SA, ADR *                         69,020           2,761,490
                                                                -----------

NETHERLANDS - 3.62%
Gucci Group NV                                   49,210           4,121,338
ING Groep NV                                    224,920          14,714,968
Royal Dutch Petroleum Company-NY Shares *        92,720           5,402,794
                                                                -----------
                                                                 24,239,100
SPAIN - 1.26%
Altadis SA * (a)                                580,110           8,278,781
Inditex * (a)                                    11,400             182,108
                                                                -----------
                                                                  8,460,889
SWEDEN - 0.40%
Svenska Handelsbanken AB-A Shares               185,280           2,649,778
                                                                -----------

SWITZERLAND - 2.44%
Compagnie Financiere Richemont AG                 1,720           4,404,119
Nestle SA                                        46,800           9,951,350
Zurich Finance Services Group                     5,800           1,979,071
                                                                -----------
                                                                 16,334,540
TAIWAN - 0.53%
Taiwan Semiconductor *                        1,913,800           3,557,456
                                                                -----------


UNITED KINGDOM - 9.98%
AstraZeneca Group PLC                           259,610          12,112,618
BAE Systems PLC                               1,405,870           6,741,514
Billiton PLC                                    736,200           3,672,830
Invensys PLC                                  1,158,200           2,201,975
Royal & Sun Alliance                            800,000           6,027,524
Shell Transport & Trading Company PLC         1,929,780          16,061,661
Smiths Industries PLC                           268,060           3,114,448
Tesco PLC                                     1,161,060           4,194,085
Vodafone Group PLC                            1,548,400           3,434,463
WPP Group PLC                                   950,000           9,365,195
                                                                -----------
                                                                 66,926,313

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               SHARES               VALUE
                                               ------               -----
UNITED STATES - 49.29%
ADC Telecommunications, Inc. *                217,960         $  1,438,536
Amdocs, Ltd. *                                  1,760               94,776
American Home Products Corp.,                 108,800            6,358,272
Anheuser-Busch Companies, Inc.                 80,350            3,310,420
AT&T Corp. Liberty Media Group, Class A *     389,600            6,814,104
Bank of New York, Inc.                        274,500           13,176,000
Bear Stearns Companies, Inc.                   36,900            2,175,993
Carnival Corp., Class A                       124,500            3,822,150
Charles Schwab Corp.                          224,400            3,433,320
CIGNA Corp.                                    82,350            7,890,777
Cisco Systems, Inc. *                         153,300            2,790,060
Citigroup, Inc.                               180,350            9,529,694
Clear Channel Communications *                 79,070            4,957,689
Coca-Cola Enterprises, Inc.                   145,000            2,370,750
Comerica, Inc.                                128,200            7,384,320
Compaq Computer Corp.                         516,800            8,005,232
Eaton Corp.                                    49,650            3,480,465
Entergy Corp.                                  73,150            2,808,229
Federal National Mortgage Association          68,230            5,809,784
Federated Investors, Inc., Class B             68,000            2,189,600
General Electric Company                      166,000            8,092,500
H.J. Heinz Company                             95,150            3,890,684
Hewlett-Packard Company                        68,000            1,944,800
Honeywell International, Inc.                 105,050            3,675,700
IBM Corp.                                      42,700            4,825,100
Interpublic Group Companies, Inc.             149,280            4,381,368
J. P. Morgan Chase & Company                  265,200           11,827,920
Jabil Circuit, Inc. *                          93,500            2,885,410
Kimberly-Clark Corp.                           63,000            3,521,700
KPMG Consulting, Inc. *                       258,650            3,970,278
Kraft Foods, Inc., Class A *                   36,600            1,134,600
Lexmark International
   Group, Inc., Class A *                      40,400            2,716,900
Lowe's Companies, Inc.                         64,650            4,690,357
McDonalds Corp.                               146,200            3,956,172
Merck & Company, Inc.                         238,000           15,210,580
Microsoft Corp. *                             116,400            8,497,200
Moodys Corp.                                   70,500            2,361,750
Morgan Stanley Dean Witter & Company          136,000            8,735,280
Motorola, Inc.                                280,000            4,636,800
Oracle Corp. *                                164,300            3,121,700
Pfizer, Inc.                                  392,400           15,715,620
Pharmacia & Upjohn, Inc.                      289,300           13,293,335
Philip Morris Companies, Inc.                 314,400           15,955,800
Providian Financial Corp.                     213,000           12,609,600
Qwest Communications International, Inc.      113,700            3,623,619
Radioshack Corp.                              188,700            5,755,350
Rite Aid Corp. *                              542,100            4,878,900
Sanmina Corp. *                               190,900            4,468,969
SBC Communications, Inc.                      114,500            4,586,870
Schering-Plough Corp.                          76,250            2,763,300
Service Master Company                         20,500              246,000
Sprint Corp. (PCS Group), Series 1 *          180,800            4,366,320
Starbucks Corp. *                              84,200            1,936,600
Sun Microsystems, Inc. *                      332,600            5,228,472
The Limited, Inc.                             334,450            5,525,114
US  Bancorp                                   466,500           10,631,535
Viacom, Inc., Class B *                       154,350            7,987,612
Waste Management, Inc.                        100,500            3,097,410
Wells Fargo & Company                         124,700            5,789,821
Willis Group Holdings, Ltd. *                   7,300              129,575
                                                              ------------
                                                               330,506,792

                                               SHARES            VALUE
                                               ------            -----
TOTAL COMMON STOCKS
(Cost: $629,372,789)                                          $616,624,922
                                                              ------------

                                              PRINCIPAL
                                                AMOUNT             VALUE
                                                ------             -----
SHORT TERM INVESTMENTS - 6.99%
Navigator Securities Lending Trust, 4.19%     $46,878,093        $46,878,093
                                                               =============
REPURCHASE AGREEMENTS - 1.05%
Repurchase Agreement with Chase
   Manhattan Bank, dated
   06/29/2001 at 4.06%, to be
   repurchased at $7,025,376 on
   07/02/2001, collateralized by
   $7,350,000 Federal National Mortgage
   Association, 6.25% due 05/15/2029
    (value at $7,151,256 including interest) $  7,023,000       $  7,023,000
                                                                ------------

TOTAL INVESTMENTS
 (GLOBAL EQUITY TRUST)(Cost:$683,273,882)                       $670,526,015
                                                                ============

The Trust had the following five top industry concentrations at June 30, 2001 (as a percentage of total value of investments):

Financial Services                     12.31%
Drugs & Health Care                    10.22%
Banking                                 7.37%
Insurance                               5.77%
Computers & Business Equipment          4.81%


STRATEGIC GROWTH TRUST

                                                     SHARES            VALUE
                                                     ------            -----
COMMON STOCKS - 89.47%
ADVERTISING - 0.54%
Lamar Advertising Company, Class A *                  5,200         $  228,800
                                                                    ----------

AEROSPACE - 1.51%
United Technologies Corp.                             8,760            641,758
                                                                    ----------

BANKING - 2.23%
Comerica, Inc.                                        3,320            191,232
FleetBoston Financial Corp.                           7,870            310,471
HSBC Holdings-GBP                                    19,990            237,180
Southtrust Corp.                                      8,080            210,080
                                                                    ----------
                                                                       948,963
BROADCASTING - 6.42%
Charter Communications, Inc., Class A *              26,240            612,704
Clear Channel Communications *                        7,120            446,424
EchoStar Communications Corp.,                       12,780            414,328
   Class A *
Fox Entertainment Group, Inc., Class A *             14,020            391,158
Viacom, Inc., Class B *                              16,710            864,742
                                                                    ----------
                                                                     2,729,356
BUSINESS SERVICES - 9.61%
Automatic Data Processing, Inc.                      10,970            545,209
BISYS Group, Inc. *                                   7,240            427,160
First Data Corp.                                      2,340            150,345
Fiserv, Inc. *                                        8,240            527,195
Omnicom Group, Inc.                                   3,900            335,400

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               SHARES            VALUE
                                               ------            -----
BUSINESS SERVICES - CONTINUED
SunGuard Data Systems, Inc. *                  16,220         $  486,762
Teletech Holdings, Inc. *                      33,390            300,176
Tyco International, Ltd.                       24,080          1,312,360
                                                              ----------
                                                               4,084,607
CELLULAR COMMUNICATIONS - 2.02%
Nokia Corp., ADR                               12,430            273,957
Sprint Corp. (PCS Group),                      16,940            409,101
   Series 1 *
Vodafone Group PLC                             78,800            174,784
                                                              ----------
                                                                 857,842
COMPUTERS & BUSINESS EQUIPMENT - 4.93%
Affiliated Computer Services, Inc., Class A *   8,240            592,538
Cabletron Systems, Inc. *                       2,330             53,241
Cisco Systems, Inc. *                          12,200            222,040
Dell Computer Corp. *                           6,460            168,929
EMC Corp. *                                     7,000            203,350
Extreme Networks, Inc. *                        5,320            156,940
Internet Security Systems, Inc. *               2,390            116,058
NetIQ Corp. *                                  10,490            328,232
Sun Microsystems, Inc. *                       16,230            255,136
                                                              ----------
                                                               2,096,464
CONSTRUCTION & MINING EQUIPMENT - 1.67%
Noble Drilling Corp. *                          8,000            262,000
Santa Fe International Corp.                   15,420            447,180
                                                              ----------
                                                                 709,180
CRUDE PETROLEUM & NATURAL GAS - 0.73%
Transocean Offshore, Inc.                       7,570            312,263
                                                              ----------

DRUGS & HEALTH CARE - 9.38%
Allergan, Inc.                                  4,910            419,805
American Home Products Corp.,                  12,380            723,487
Applera Corp.                                  19,200            513,600
Eli Lilly & Company                             7,340            543,160
Guidant Corp. *                                14,890            536,040
Pfizer, Inc.                                   12,800            512,640
Pharmacia & Upjohn, Inc.                        7,590            348,760
Schering-Plough Corp.                          10,790            391,030
                                                              ----------
                                                               3,988,522
ELECTRICAL EQUIPMENT - 0.89%
General Electric Company                        7,800            380,250
                                                              ----------

ELECTRIC UTILITIES - 1.23%
AES Corp. *                                     5,270            226,874
Calpine Corp. *                                 7,810            295,218
                                                              ----------
                                                                 522,092
ELECTRONICS - 2.23%
Analog Devices, Inc. *                          8,420            364,165
Flextronics International, Ltd. *               9,700            253,267
General Motors Corp., Class H *                 9,220            186,705
Motorola, Inc.                                  8,830            146,225
                                                              ----------
                                                                 950,362
FINANCIAL SERVICES - 7.43%
Arthur J. Gallagher & Company                  26,290            683,540
Citigroup, Inc.                                13,880            733,419
Concord EFS, Inc. *                             2,000            104,020
Federal Home Loan Mortgage Corp.               12,340            863,800
Household International, Inc.                   8,100            540,270
Instinet Group, Inc. *                          2,250             41,940
J. P. Morgan Chase & Company                    4,350            194,010
                                                              ----------
                                                               3,160,999

                                                       SHARES           VALUE
                                                       ------           -----
GAS & PIPELINE UTILITIES - 0.16%
Cooper Cameron Corp. *                                 1,250         $   69,750
                                                                     ----------
INSURANCE - 6.59%
AFLAC, Inc.                                           20,050            631,374
American International Group, Inc.                     9,330            802,380
Metlife, Inc.                                          5,730            177,515
St. Paul Companies, Inc.                              16,940            858,689
Willis Group Holdings, Ltd. *                          2,960             52,540
XL Capital, Ltd., A Shares                             3,430            281,603
                                                                     ----------
                                                                      2,804,101
INTERNET CONTENT - 1.23%
Check Point Software Technologies, Ltd. *             10,350            523,399
                                                                     ----------

INTERNET SOFTWARE - 0.34%
E.piphany, Inc. *                                      6,530             66,345
Vignette Corp. *                                       8,600             76,282
                                                                     ----------
                                                                        142,627
LIFE SCIENCES - 0.34%
Waters Corp. *                                         5,160            142,468
                                                                     ----------

PETROLEUM SERVICES - 1.88%
Baker Hughes, Inc.                                     5,200            174,200
Global Marine, Inc. *                                 16,090            299,757
Weatherford International, Inc. *                      6,740            323,520
                                                                     ----------
                                                                        797,477
RETAIL GROCERY - 2.09%
Kroger Company *                                      15,020            375,500
Safeway, Inc. *                                       10,700            513,600
                                                                     ----------
                                                                        889,100
RETAIL TRADE - 3.39%
Costco Wholesale Corp. *                              10,950            449,826
CVS Corp.                                             12,540            484,044
Fast Retailing Company                                   800            139,203
Wal-Mart Stores, Inc.                                  7,520            366,976
                                                                     ----------
                                                                      1,440,049
SEMICONDUCTORS - 3.58%
Atmel Corp. *                                         20,490            276,410
Cypress Semiconductor Corp. *                          8,170            194,854
Fairchild Semiconductor Intl, Class A *                7,200            165,600
Intel Corp.                                            6,960            203,580
LSI Logic Corp. *                                     14,710            276,548
Micron Technology, Inc. *                              5,360            220,296
QLogic Corp. *                                         2,890            186,261
                                                                     ----------
                                                                      1,523,549
SOFTWARE - 12.85%
Adobe Systems, Inc.                                    5,240            246,280
BMC Software, Inc. *                                   3,760             84,750
Cadence Design Systems, Inc. *                        24,510            456,621
Documentum, Inc. *                                    12,720            164,343
DST Systems, Inc. *                                      300             15,810
Mercury Interactive Corp. *                              700             41,930
Microsoft Corp. *                                     12,470            910,310
Oracle Corp. *                                        20,970            398,430
PeopleSoft, Inc. *                                    13,010            640,482
Rational Software Corp. *                             21,940            615,417
SAP AG, ADR                                           18,850            661,447
Siebel Systems, Inc. *                                 6,630            310,947
VeriSign, Inc. *                                       4,920            295,249
VERITAS Software Corp. *                               9,340            621,390
                                                                     ----------
                                                                      5,463,406

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              SHARES             VALUE
                                              ------            -----
TELECOMMUNICATIONS
  EQUIPMENT & SERVICES-3.48%
American Tower Corp., Class A *               8,590         $   384,255
CIENA Corp. *                                 1,840              69,920
Comverse Technology, Inc. *                   7,700             439,670
Cox Communications, Inc., Class A *           2,310             102,333
Global Crossing, Ltd. *                       8,440               2,922
Metromedia Fiber Network, Inc., Class A *     3,200              26,928
Nortel Networks Corp. - USD                   6,130              55,722
SBA Communications Corp. *                    0,050             248,737
Time Warner Telecom, Inc., Class A *          2,340              78,437
                                                            -----------
                                                              1,478,924
TELEPHONE - 1.27%
Allegiance Telecom, Inc. *                    3,020             195,170
NTL, Inc. *                                     550               6,627
Qwest Communications International, Inc.      9,810             312,645
XO Communications, Inc., Class A *            3,690              26,285
                                                            -----------
                                                                540,727
TRANSPORTATION - 0.95%
Harley Davidson, Inc.                         8,600             404,888
                                                            -----------

TRUCKING & FREIGHT - 0.50%
Fedex Corp. *                                 2,520             101,304
United Parcel Service, Inc., Class B          1,940             112,132
                                                            -----------
                                                                213,436
TOTAL COMMON STOCKS
(Cost: $39,411,243)                                         $38,045,359
                                                            -----------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                     ------              -----
SHORT TERM INVESTMENTS - 10.53%
Federal Home Loan Bank Discount Note,
   3.94% due 07/02/2001                           $ 4,479,000          4,478,510
                                                                      -----------
TOTAL INVESTMENTS(STRATEGIC GROWTH TRUST)
(Cost: $43,889,753)                                                  $42,523,869
                                                                      ===========



GROWTH TRUST

                                         SHARES            VALUE
                                         ------            -----
COMMON STOCKS - 95.37%
AEROSPACE - 0.73%
Boeing Company                           77,700         $ 4,320,120
                                                        -----------

APPAREL & TEXTILES - 0.61%
Jones Apparel Group, Inc. *              83,000           3,585,600
                                                        -----------

AUTO PARTS - 0.29%
Danaher Corp.                            30,800           1,724,800
                                                        -----------

BIOTECHNOLOGY - 3.69%
Amgen, Inc. *                            85,100           5,163,868
Chiron Corp. *                           87,400           4,457,400
Genzyme Corp. *                          75,800           4,623,800
Merck & Company, Inc.                   118,700           7,586,117
                                                        -----------
                                                         21,831,185

                                                 SHARES             VALUE
                                                 ------             -----
BROADCASTING - 0.89%
Univision Communications, Inc., Class A * (a)     20,000         $   855,600
Viacom, Inc., Class B *                           85,644           4,432,077
                                                                 -----------
                                                                   5,287,677
BUILDING MATERIALS & CONSTRUCTION - 0.55%
Dycom Industries, Inc. * (a)                     141,900         $ 3,253,767
                                                                 -----------

BUSINESS SERVICES - 6.18%
Apollo Group, Inc., Class A *                    119,650           5,079,143
Corporate Executive Board Company *              110,500           4,641,000
First Data Corp.                                  99,000           6,360,750
Fiserv, Inc. *                                   133,000           8,509,340
H & R Block, Inc.                                 64,000           4,131,200
Tyco International, Ltd.                         104,100           5,673,450
West Corp. *                                      98,000           2,156,980
                                                                 -----------
                                                                  36,551,863
CELLULAR COMMUNICATIONS - 0.80%
United States Cellular Corp. * (a)                82,200           4,738,830
                                                                 -----------

COMPUTERS & BUSINESS EQUIPMENT - 8.53%
Cisco Systems, Inc. *                            818,700          14,900,340
Dell Computer Corp. *                            244,000           6,380,600
EMC Corp. *                                      207,400           6,024,970
IBM Corp.                                        133,700          15,108,100
Maxim Integrated Products, Inc. *                 51,500           2,276,815
Sun Microsystems, Inc. *                         365,800           5,750,376
                                                                 -----------
                                                                  50,441,201
DOMESTIC OIL - 0.80%
EOG Resources, Inc.                               72,500           2,577,375
Murphy Oil Corp. (a)                              29,500           2,171,200
                                                                 -----------
                                                                   4,748,575
DRUGS & HEALTH CARE - 16.30%
Allergan, Inc.                                    53,000           4,531,500
Barr Laboratories, Inc. * (a)                     96,200           6,773,442
Bristol-Myers Squibb Company                      43,800           2,290,740
Eli Lilly & Company                               81,800           6,053,200
Forest Laboratories, Inc. *                      114,100           8,101,100
King Pharmaceuticals, Inc. *                     143,100           7,691,625
Medicis Pharmaceutical Corp., Class A *           49,600           2,628,800
Oxford Health Plans, Inc. *                      247,700           7,084,220
Pfizer, Inc.                                     704,425          28,212,221
Pharmaceutical Product Development, Inc. *       138,000           4,210,380
Priority Healthcare Corp., Class B *              97,000           2,743,160
Quest Diagnostics, Inc. *                        117,600           8,802,360
St. Jude Medical, Inc. *                         120,700           7,242,000
                                                                 -----------
                                                                  96,364,748
ELECTRICAL EQUIPMENT - 8.84%
General Electric Company                       1,072,700          52,294,125
                                                                 -----------

ELECTRONICS - 3.16%
Agilent Technologies, Inc. *                     106,300           3,454,750
Analog Devices, Inc. *                            37,200           1,608,900
Electronics For Imaging, Inc. *                  140,500           4,144,750
L-3 Communications Holdings, Inc. * (a)           22,900           1,747,270
Linear Technology Corp.                           56,100           2,480,742
Sawtek, Inc. * (a)                               122,700           2,887,131
Vishay Intertechnology, Inc. *                   102,100           2,348,300
                                                                 -----------
                                                                  18,671,843

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
ENERGY - 0.73%
Dynegy, Inc., Class A                                    26,200   $    1,218,300
NRG Energy, Inc. (a)                                    141,300        3,119,904
                                                                  --------------
                                                                       4,338,204

FINANCIAL SERVICES - 2.38%
Americredit Corp. *                                      89,400        4,644,330
Metris Companies, Inc.                                  152,600        5,144,146
USA Education, Inc.                                      59,000        4,307,000
                                                                  --------------
                                                                      14,095,476

FOOD & BEVERAGES - 2.02%
Pepsi Bottling Group, Inc.                               92,800        3,721,280
Smithfield Foods, Inc. *                                 80,000        3,224,000
The Coca-Cola Company                                   110,900        4,990,500
                                                                  --------------
                                                                      11,935,780

HEALTHCARE PRODUCTS - 1.32%
Johnson & Johnson                                       155,600        7,780,000
                                                                  --------------

INSURANCE - 0.76%
American International Group, Inc                        52,200        4,489,200
                                                                  --------------

INTERNATIONAL OIL - 0.59%
USX-Marathon Group                                      118,400        3,493,984
                                                                  --------------

LEISURE TIME - 5.74%
AOL Time Warner, Inc.*                                  513,700       27,226,100
International Game Technology *                         107,300        6,733,075
                                                                  --------------
                                                                      33,959,175

LIFE SCIENCES - 0.68%
Invitrogen Corp. * (a)                                   55,800        4,006,440
                                                                  --------------

RETAIL TRADE - 7.79%
American Eagle Outfitters, Inc. *                        92,500        3,259,700
Best Buy Company, Inc. *                                143,500        9,115,120
BJ's Wholesale Club, Inc. *                             124,000        6,604,240
Home Depot, Inc.                                        127,250        5,923,487
Kohls Corp. *                                           100,800        6,323,184
Talbots, Inc. (a)                                       145,300        6,356,875
Wal-Mart Stores, Inc.                                   173,800        8,481,440
                                                                  --------------
                                                                      46,064,046

SEMICONDUCTORS - 6.60%
Altera Corp. *                                           59,100        1,713,900
Applied Materials, Inc. *                                86,600        4,252,060
Integrated Device Technology *                           36,100        1,144,009
Intel Corp.                                             796,600       23,300,550
International Rectifier Corp. *                          25,200          859,320
Micron Technology, Inc. *                                49,300        2,026,230
Texas Instruments, Inc.                                 181,000        5,701,500
                                                                  --------------
                                                                      38,997,569

SOFTWARE - 12.34%
Autodesk, Inc.                                           51,000        1,902,300
BEA Systems, Inc. *                                     157,400        4,833,754
BMC Software, Inc. *                                    152,600        3,439,604
Cerner Corp. *                                           93,400        3,922,800
Computer Associates International, Inc                  171,300        6,166,800
Mercury Interactive Corp. *                              52,000        3,114,800
Microsoft Corp. *                                       467,500       34,127,500
Oracle Corp. *                                          421,700        8,012,300
Rational Software Corp. *                               151,200        4,241,160
VeriSign, Inc. * (a)                                     53,900        3,234,539
                                                                  --------------
                                                                      72,995,557

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.57%
Comverse Technology, Inc. *                              36,700        2,095,570
Polycom, Inc. * (a)                                      98,000        2,262,820
QUALCOMM, Inc. *                                         46,500        2,719,320
Scientific-Atlanta, Inc.                                 53,700        2,180,220
                                                                  --------------
                                                                       9,257,930

TRANSPORTATION - 1.48%
Harley Davidson, Inc.                                   186,200        8,766,296
                                                                  --------------

TOTAL COMMON STOCKS
(Cost: $631,346,211)                                              $  563,993,991
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
SHORT TERM INVESTMENTS - 3.91%
Navigator Securities Lending Trust, 4.19%           $23,144,637   $   23,144,637
                                                                  --------------

REPURCHASE AGREEMENTS - 0.72%
Repurchase Agreement with State Street Corp.,
  dated 6/29/2001 at 2.75%, to be repurchased
  at $4,236,971 on 7/2/2001, collateralized
  by $3,670,000 U.S. Treasury Bonds, 11.875%
  due 11/15/2003 (valued at $4,326,013,
  including interest)                               $ 4,236,000   $    4,236,000
                                                                  --------------

TOTAL INVESTMENTS (GROWTH TRUST)
(Cost: $658,726,848)                                              $  591,374,628
                                                                  ==============


LARGE CAP GROWTH TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 90.68%
AEROSPACE - 0.82%
Boeing Company                                           33,100   $    1,840,360
Raytheon Company                                         57,200        1,518,660
Textron, Inc.                                            20,500        1,128,320
                                                                  --------------
                                                                       4,487,340

AIR TRAVEL - 0.62%
AMR Corp. *                                              93,900        3,392,607
                                                                  --------------

APPAREL & TEXTILES - 0.62%
Pacific Sunwear of California *                          47,900        1,074,397
Tommy Hilfiger Corp. *                                  165,800        2,321,200
                                                                  --------------
                                                                       3,395,597

AUTO PARTS - 0.28%
TRW, Inc.                                                38,000        1,558,000
                                                                  --------------

BANKING - 3.16%
Bank America Corp.                                       61,100        3,667,833
FleetBoston Financial Corp.                              79,600        3,140,220
Golden State Bancorp, Inc.                               42,100        1,296,680
Mercantile Bankshares Corp.                              16,000          626,080
Overseas-Chinese Banking Corp., Ltd. (a)                 74,000          483,315
PNC Bank Corp.                                           29,850        1,963,832
Washington Mutual, Inc.                                  58,650        2,202,307
Wells Fargo & Company                                    84,900        3,941,907
                                                                  --------------
                                                                      17,322,174


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
BIOTECHNOLOGY - 2.90%
Amgen, Inc. *                                            61,900   $    3,756,092
COR Therapeutics, Inc. * (a)                             33,100        1,009,550
Human Genome Sciences, Inc. * (a)                        35,650        2,147,913
Merck & Company, Inc.                                   140,800        8,998,528
                                                                  --------------
                                                                      15,912,083

BROADCASTING - 2.77%
Audiofina                                                 3,900          237,468
Comcast Corp., Class A *                                 78,800        3,419,920
EchoStar Communications Corp., Class A *                 76,200        2,470,404
Grupo Televisa SA, ADR *                                 58,300        2,332,583
Pegasus Communications Corp., Class A * (a)              49,700        1,118,250
RTL Group                                                17,800        1,078,550
Viacom, Inc., Class B *                                  87,951        4,551,464
                                                                  --------------
                                                                      15,208,639

BUILDING MATERIALS & CONSTRUCTION - 0.17%
Standard-Pacific Corp.                                   40,300          932,945
                                                                  --------------

BUSINESS SERVICES - 0.44%
Automatic Data Processing, Inc.                          40,500        2,012,850
Fluor Corp.                                               9,400          424,410
                                                                  --------------
                                                                       2,437,260

CHEMICALS - 0.29%
PPG Industries, Inc.                                     30,300        1,592,871
                                                                  --------------

CELLULAR COMMUNICATIONS - 0.27%
AT&T Wireless Group *                                    91,000        1,487,850
                                                                  --------------

COMPUTERS & BUSINESS EQUIPMENT - 5.18%
Brocade Communications Systems, Inc. *                   28,600        1,258,114
Cisco Systems, Inc. *                                   290,780        5,292,196
Dell Computer Corp. *                                   117,100        3,062,165
EMC Corp. *                                             132,700        3,854,935
Gateway, Inc. *                                          93,300        1,534,785
IBM Corp.                                                69,800        7,887,400
Integrated Circuit Systems, Inc. *                       67,000        1,286,400
Sun Microsystems, Inc. *                                269,300        4,233,396
                                                                  --------------
                                                                      28,409,391

COSMETICS & TOILETRIES - 1.36%
Alberto Culver Company, Class B (a)                      55,400        2,329,016
Gillette Company                                        177,000        5,131,230
                                                                  --------------
                                                                       7,460,246

CRUDE PETROLEUM & NATURAL GAS - 0.78%
Conoco, Inc., Class B                                   147,700        4,268,530
                                                                  --------------

DOMESTIC OIL - 4.47%
Amerada Hess Corp.                                       30,300        2,448,240
Chevron Corp.                                            34,700        3,140,350
Devon Energy Corp.                                       26,300        1,380,750
EOG Resources, Inc.                                      34,900        1,240,695
Exxon Mobil Corp.                                       131,200       11,460,320
Halliburton Company                                      40,200        1,431,120
Phillips Petroleum Company (a)                           59,330        3,381,810
                                                                  --------------
                                                                      24,483,285

DRUGS & HEALTH CARE - 9.25%
Alkermes, Inc. * (a)                                     50,100        1,758,510
Allergan, Inc.                                           18,300        1,564,650
Andrx Corp. * (a)                                        22,500        1,732,500
Applera Corp.-Celera Genomics *                          15,700          622,662
Bristol-Myers Squibb Company                            130,100        6,804,230
Cambridge Antibody *                                     27,000          787,859
Cell Therapeutics, Inc. * (a)                            49,200        1,359,888
Cephalon, Inc. * (a)                                     10,200          719,100
Elan PLC, ADR * (a)                                      33,300        2,031,300
Forest Laboratories, Inc. *                              26,400        1,874,400
Luxottica Group S P A, ADR                               92,000        1,472,000
Medtronic, Inc.                                         103,400        4,757,434
Millennium Pharmaceuticals, Inc. *                       55,600        1,978,248
Novoste Corp. * (a)                                      39,100          997,050
NPS Pharmaceuticals, Inc. *                              26,900        1,081,380
Pfizer, Inc.                                            334,682       13,404,014
Protein Design Laboratories, Inc. *                      21,000        1,821,960
Sanofi Synthelabo                                        16,300        1,070,541
Shire Pharmaceuticals Group PLC, ADR *                   19,400        1,076,700
Stryker Corp.                                            24,400        1,338,340
Trigon Healthcare, Inc. *                                 3,500          226,975
Watson Pharmaceuticals, Inc. *                           35,800        2,206,712
                                                                  --------------
                                                                      50,686,453

ELECTRICAL EQUIPMENT - 4.60%
Emerson Electric Company                                 42,100        2,547,050
General Electric Company                                382,200       18,632,250
SCI Systems, Inc. *                                      80,150        2,043,825
Sony Corp.                                               30,200        1,987,160
                                                                  --------------
                                                                      25,210,285

ELECTRIC UTILITIES - 0.95%
American Electric Power, Inc.                            36,200        1,671,354
Entergy Corp.                                            37,600        1,443,464
Mirant Corp. *                                                6              206
Southern Company                                         90,000        2,092,500
                                                                  --------------
                                                                       5,207,524

ELECTRONICS - 0.84%
Flextronics International, Ltd. *                       101,900        2,660,609
Kyocera Corp.                                             9,700          855,585
Nidec Corp. (a)                                           9,600          499,591
Samsung Electronics, Ltd., 144A GDR                       7,300          572,685
                                                                  --------------
                                                                       4,588,470

FINANCIAL SERVICES - 7.63%
American Express Company,                               128,900        5,001,320
Charles Schwab Corp.                                    123,600        1,891,080
Citigroup, Inc.                                         173,966        9,192,363
Credit Saison Company, Ltd. (a)                          43,100        1,047,174
Federal Home Loan Mortgage Corp.                         54,300        3,801,000
Federal National Mortgage Association                   120,600       10,269,090
J. P. Morgan Chase & Company                             37,000        1,650,200
Jafco Company, Ltd.                                       8,300          792,663
Mellon Financial Corp.                                   77,700        3,574,200
Merrill Lynch & Company, Inc.                            21,100        1,250,175
Morgan Stanley Dean Witter & Company                     34,400        2,209,512
Nikko Securities                                        141,000        1,129,492
                                                                  --------------
                                                                      41,808,269

FOOD & BEVERAGES - 2.15%
Kraft Foods, Inc., Class A *                             17,400          539,400
PepsiCo, Inc.                                            94,100        4,159,220
The Coca-Cola Company                                   148,900        6,700,500
Tyson Foods, Inc., Class A (a)                           42,900          395,109
                                                                  --------------
                                                                      11,794,229

FUNERAL SERVICES - 0.17%
Service Corp. International * (a)                       146,700          933,012
                                                                  --------------

GAS & PIPELINE UTILITIES - 1.14%
Enron Corp.                                              45,800        2,244,200


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
GAS & PIPELINE UTILITIES - CONTINUED
NiSource, Inc.                                           76,300   $    2,085,279
Vivendi Universal, ADR                                   32,960        1,911,680
                                                                  --------------
                                                                       6,241,159

HEALTHCARE PRODUCTS - 0.28%
Johnson & Johnson                                        30,200        1,510,000
                                                                  --------------

HOMEBUILDERS - 0.28%
Champion Enterprises, Inc. *                            136,200        1,549,956
                                                                  --------------

HOTELS & RESTAURANTS - 1.44%
Hilton Hotels Corp.                                     104,300        1,209,880
McDonalds Corp.                                         164,900        4,462,194
Starwood Hotels & Resorts SBI, Class B                   58,900        2,195,792
                                                                  --------------
                                                                       7,867,866

HOUSEHOLD PRODUCTS - 1.11%
Fortune Brands, Inc.                                     18,400          705,824
Procter & Gamble Company                                 58,800        3,751,440
Tupperware Corp.                                         70,600        1,654,158
                                                                  --------------
                                                                       6,111,422

INDUSTRIAL MACHINERY - 1.36%
Deere & Company                                          63,380        2,398,933
Graco, Inc.                                              36,000        1,188,000
Illinois Tool Works, Inc.                                39,400        2,494,020
Ingersoll-Rand Company                                   33,400        1,376,080
                                                                  --------------
                                                                       7,457,033

INSURANCE - 2.67%
AFLAC, Inc.                                              67,100        2,112,979
American International Group, Inc.                      108,656        9,344,416
Hartford Financial Services Group, Inc.                  15,100        1,032,840
Metlife, Inc.                                            69,900        2,165,502
                                                                  --------------
                                                                      14,655,737

INTERNET CONTENT - 0.18%
HomeStore.com, Inc. * (a)                                28,200          985,872
                                                                  --------------

LEISURE TIME - 3.95%
AOL Time Warner, Inc.*                                  323,750       17,158,750
Gemstar-TV Guide International, Inc. *                   34,700        1,478,220
The Walt Disney Company                                 105,157        3,037,986
                                                                  --------------
                                                                      21,674,956

LIQUOR - 1.30%
Anheuser-Busch Companies, Inc.                          102,600        4,227,120
Heineken NV                                              71,367        2,880,660
                                                                  --------------
                                                                       7,107,780

MINING - 0.19%
Phelps Dodge Corp.                                       25,500        1,058,250
                                                                  --------------

OFFICE FURNISHINGS & SUPPLIES - 0.18%
Staples, Inc. *                                          60,100          960,999
                                                                  --------------

PAPER - 0.77%
Bowater, Inc.                                            22,800        1,020,072
Georgia-Pacific Corp.                                    95,200        3,222,520
                                                                  --------------
                                                                       4,242,592

PETROLEUM SERVICES - 0.83%
BP Amoco PLC, ADR                                        47,300        2,357,905
Schlumberger, Ltd.                                       42,000        2,211,300
                                                                  --------------
                                                                       4,569,205

PUBLISHING - 0.51%
Tribune Company                                          69,300        2,772,693
                                                                  --------------

RAILROADS & EQUIPMENT - 0.81%
Canadian National Railway Company-CAD *                   2,500   $      101,179
Canadian National Railway Company-USD (a)                45,030        1,823,715
Union Pacific Corp.                                      45,400        2,492,914
                                                                  --------------
                                                                       4,417,808

REAL ESTATE - 0.78%
Equity Residential Properties Trust SBI                  75,900        4,292,145
                                                                  --------------

RETAIL TRADE - 3.45%
Best Buy Company, Inc. *                                 34,317        2,179,816
Big Lots, Inc. *                                        117,690        1,609,999
BJ's Wholesale Club, Inc. *                              47,380        2,523,459
The Gap, Inc.                                           146,100        4,236,900
The Swatch Group AG *                                     8,986        1,913,245
Wal-Mart Stores, Inc.                                   132,500        6,466,000
                                                                  --------------
                                                                      18,929,419

SEMICONDUCTORS - 6.01%
Altera Corp. *                                           79,400        2,302,600
Applied Materials, Inc. *                                35,600        1,747,960
Applied Micro Circuits Corp. *                           67,300        1,157,560
ASM Lithography Holding NV *                             58,300        1,297,175
Chartered Semiconductor Manufacturing, Ltd.,
  ADR * (a)                                              47,750        1,205,687
Integrated Device Technology *                           36,500        1,156,685
Intel Corp.                                             407,100       11,907,675
International Rectifier Corp. * (a)                      40,600        1,384,460
LAM Research Corp. *                                     48,700        1,443,955
LTX Corp. * (a)                                          73,500        1,878,660
Micrel, Inc. *                                            7,400          244,200
Micron Technology, Inc. *                                93,700        3,851,070
Texas Instruments, Inc.                                  68,000        2,142,000
Vitesse Semiconductor Corp. *                            57,100        1,201,384
                                                                  --------------
                                                                      32,921,071

SOFTWARE - 7.05%
Adobe Systems, Inc.                                      27,600        1,297,200
BEA Systems, Inc. *                                      52,400        1,609,204
Cadence Design Systems, Inc. *                           72,200        1,345,086
Informatica Corp. *                                      36,800          638,848
Micromuse, Inc. *                                        43,400        1,214,766
Microsoft Corp. *                                       383,200       27,973,600
Oracle Corp. *                                          156,000        2,964,000
Siebel Systems, Inc. *                                   33,800        1,585,220
                                                                  --------------
                                                                      38,627,924

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.10%
American Tower Corp., Class A *                          66,600        1,376,622
Anritsu Corp. (a)                                        40,000          604,603
CIENA Corp. *                                            26,200          995,600
JDS Uniphase Corp. *                                     85,800        1,072,500
Kudelski SA *                                            11,000          924,575
Nortel Networks Corp. - USD                             158,400        1,439,856
Nortel Networks Corp.-CAD *                              29,000          267,528
QUALCOMM, Inc. *                                         49,500        2,894,760
UTStarcom, Inc. * (a)                                    55,400        1,290,820
Verizon Communications                                  114,200        6,109,700
                                                                  --------------
                                                                      16,976,564

TELEPHONE - 1.29%
AT&T Corp.                                              133,513        2,937,286
SBC Communications, Inc.                                103,500        4,146,210
                                                                  --------------
                                                                       7,083,496


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
TOBACCO - 2.02%
Philip Morris Companies, Inc.                           217,630   $   11,044,723
                                                                  --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.26%
Mattel, Inc.                                             73,900        1,398,188
                                                                  --------------

TOTAL COMMON STOCKS
(Cost: $531,799,335)                                              $  497,033,918
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
SHORT TERM INVESTMENTS - 4.11%
Navigator Securities Lending Trust, 4.19%           $22,553,996   $   22,553,996
                                                                  --------------

REPURCHASE AGREEMENTS - 5.21%
Repurchase Agreement with State Street Corp.,
  dated 06/29/2001 at 3.25%, to be repurchased
  at $28,546,729 on 07/02/2001, collateralized
  by $22,490,000 U.S. Treasury Bonds, 8.125%
  due 08/15/2021 (valued at $29,112,203,
  including interest)                               $28,539,000   $   28,539,000
                                                                  --------------

TOTAL INVESTMENTS (LARGE CAP GROWTH TRUST)
(Cost: $582,892,331)                                              $  548,126,914
                                                                  ==============


ALL CAP VALUE TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 94.80%
AEROSPACE - 2.39%
Boeing Company                                            1,000   $       55,600
Honeywell International, Inc.                             4,400          153,956
                                                                  --------------
                                                                         209,556

AGRICULTURE - 0.97%
Monsanto Company                                          2,300           85,100
                                                                  --------------

AIR TRAVEL - 0.44%
UAL Corp.                                                 1,100           38,665
                                                                  --------------

ALUMINUM - 0.58%
Alcoa, Inc.                                               1,300           51,220
                                                                  --------------

APPAREL & TEXTILES - 1.13%
Jones Apparel Group, Inc. *                               2,300           99,360
                                                                  --------------

AUTO PARTS - 0.64%
Danaher Corp.                                             1,000   $       56,000
                                                                  --------------

AUTOMOBILES - 1.83%
Ford Motor Company                                        2,100           51,555
General Motors Corp.                                      1,700          109,395
                                                                  --------------
                                                                         160,950

BANKING - 13.37%
Bank America Corp.                                        4,300          258,129
Bank One Corp.                                            2,200           78,760
Cullen Frost Bankers, Inc.                                2,600           88,010
First Tennessee National Corp.                            2,300           79,833
First Virginia Banks, Inc.                                2,600          122,512
FleetBoston Financial Corp.                               3,300          130,185
Greenpoint Financial Corp.                                3,500          134,400
MBNA Corp.                                                2,400           79,080
PNC Bank Corp.                                              400           26,316
Wells Fargo & Company                                     3,800          176,434
                                                                  --------------
                                                                       1,173,659

BIOTECHNOLOGY - 1.60%
Merck & Company, Inc.                                     2,200          140,602
                                                                  --------------

BROADCASTING - 2.80%
AT&T Corp. Liberty Media Group, Class A *                 7,500          131,175
Comcast Corp., Class A *                                  1,800           78,120
Viacom, Inc., Class B *                                     700           36,225
                                                                  --------------
                                                                         245,520

CHEMICALS - 1.25%
Dow Chemical Company                                      2,000           66,500
E.I. Du Pont De Nemours & Company                           900           43,416
                                                                  --------------
                                                                         109,916

COMPUTERS & BUSINESS EQUIPMENT - 3.08%
Cabletron Systems, Inc. *                                 2,200           50,270
Compaq Computer Corp.                                     1,700           26,333
Dell Computer Corp. *                                     3,500           91,525
Hewlett-Packard Company                                   1,200           34,320
IBM Corp.                                                   600           67,800
                                                                  --------------
                                                                         270,248

CONSTRUCTION & MINING EQUIPMENT - 0.37%
Noble Drilling Corp. *                                    1,000           32,750
                                                                  --------------

COSMETICS & TOILETRIES - 0.38%
Kimberly-Clark Corp.                                        600           33,540
                                                                  --------------

CRUDE PETROLEUM & NATURAL GAS - 0.53%
Conoco, Inc., Class B                                     1,600           46,240
                                                                  --------------

DOMESTIC OIL - 5.69%
Anadarko Petroleum Corp.                                    300           16,209
Exxon Mobil Corp.                                         4,400          384,340
Newfield Exploration Company *                            1,200           38,472
Xto Energy, Inc.                                          4,200           60,270
                                                                  --------------
                                                                         499,291

DRUGS & HEALTH CARE - 5.57%
American Home Products Corp.                                500           29,220
Beverly Enterprises, Inc. *                               1,200           12,840
Bristol-Myers Squibb Company                              1,200           62,760
HEALTHSOUTH Corp. *                                       2,700           43,119
Lifepoint Hospitals, Inc. *                               1,800           79,704
Manor Care, Inc. *                                        1,600           50,800
Sicor, Inc. *                                             6,200          143,220
United Surgical Partners *                                2,800           67,200
                                                                  --------------
                                                                         488,863

ELECTRICAL EQUIPMENT - 0.96%
Universal Electronics, Inc. *                             4,700           84,600
                                                                  --------------

ELECTRIC UTILITIES - 3.88%
Allegheny Energy, Inc.                                    1,500           72,375
Duke Energy Company                                       1,000           39,010
Exelon Corp.                                              2,000          128,240
Southern Company                                            800           18,600


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
ELECTRIC UTILITIES - CONTINUED
TXU Corp.                                                 1,700   $       81,923
                                                                  --------------
                                                                         340,148

ELECTRONICS - 0.53%
Motorola, Inc.                                            2,800           46,368
                                                                  --------------

FINANCIAL SERVICES - 12.75%
American Express Company                                  2,300           89,240
Citigroup, Inc.                                           7,600          401,584
Countrywide Credit Industries, Inc.                       2,000           91,760
Federal Home Loan Mortgage Corp.                          2,500          175,000
Household International, Inc.                             1,300           86,710
J. P. Morgan Chase & Company                              2,700          120,420
Morgan Stanley Dean Witter & Company                      2,400          154,152
                                                                  --------------
                                                                       1,118,866

FOOD & BEVERAGES - 2.04%
Coca-Cola Enterprises, Inc.                               4,700           76,845
Cott Corp. Quebec *                                       5,700           62,928
Dreyers Grand Ice Cream, Inc.                             1,400           39,060
                                                                  --------------
                                                                         178,833

GAS & PIPELINE UTILITIES - 1.96%
Enron Corp.                                                 600           29,400
Ocean Energy, Inc.                                        4,500           78,525
Utilicorp United, Inc.                                    2,100           64,155
                                                                  --------------
                                                                         172,080

HEALTHCARE SERVICES - 1.73%
HCA Healthcare Company                                    1,900           85,861
Wellpoint Health Networks, Inc., Class A *                  700           65,968
                                                                  --------------
                                                                         151,829

HOUSEHOLD PRODUCTS - 2.08%
Newell Rubbermaid, Inc.                                   3,200           80,320
Procter & Gamble Company                                  1,600          102,080
                                                                  --------------
                                                                         182,400

INSURANCE - 4.84%
Allstate Corp.                                            2,800          123,172
American General Corp.                                    6,500          301,925
                                                                  --------------
                                                                         425,097

LEISURE TIME - 1.55%
AOL Time Warner, Inc.*                                    1,800           95,400
The Walt Disney Company                                   1,400           40,446
                                                                  --------------
                                                                         135,846

MANUFACTURING - 0.65%
Minnesota Mining & Manufacturing Company                    500           57,050
                                                                  --------------

PAPER - 1.75%
Boise Cascade Corp.                                       1,200           42,204
Georgia-Pacific Corp.                                     1,100           37,235
International Paper Company                               1,300           46,410
Weyerhaeuser Company                                        500           27,485
                                                                  --------------
                                                                         153,334

PETROLEUM SERVICES - 0.35%
ENSCO International, Inc.                                 1,300           30,420
                                                                  --------------

RAILROADS & EQUIPMENT - 0.44%
Union Pacific Corp.                                         700           38,437
                                                                  --------------

RETAIL TRADE - 4.16%
CDW Computer Centers, Inc. *                              2,500           99,275
Costco Wholesale Corp. *                                  1,200           49,296
May Department Stores, Inc.                               2,400           82,224
Sears Roebuck & Company                                   2,200           93,082
Target Corp.                                              1,200   $       41,520
                                                                  --------------
                                                                         365,397

SANITARY SERVICES - 0.95%
Waste Management, Inc.                                    2,700           83,214
                                                                  --------------

SOFTWARE - 1.51%
Adobe Systems, Inc.                                         900           42,300
Computer Associates International, Inc.                   1,300           46,800
Microsoft Corp. *                                           600           43,800
                                                                  --------------
                                                                         132,900

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.08%
Loral Space & Communications *                           18,000           50,400
Scientific-Atlanta, Inc.                                    400           16,240
Verizon Communications                                    3,300          176,550
WorldCom, Inc.-MCI Group                                  1,700           27,370
                                                                  --------------
                                                                         270,560

TELEPHONE - 5.15%
AT&T Corp.,                                               4,200           92,400
BellSouth Corp.                                           2,300           92,621
SBC Communications, Inc.                                  4,100          164,246
Sprint Corp. (FON Group)                                    900           19,224
WorldCom, Inc. *                                          5,900           83,780
                                                                  --------------
                                                                         452,271

TOBACCO - 1.82%
Philip Morris Companies, Inc.                             2,800          142,100
UST, Inc.                                                   600           17,316
                                                                  --------------
                                                                         159,416

TOTAL COMMON STOCKS
(Cost: $8,373,631)                                                $    8,320,546
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
SHORT TERM INVESTMENTS - 5.20%
United States Treasury Bills,
3.32% due 09/20/2001                                   124,000    $      123,074
3.37% due 09/13/2001                                    58,000            57,598
3.39% due 09/13/2001                                   178,000           176,759
3.49% due 09/27/2001                                   100,000            99,147
                                                                  --------------
                                                                  $      456,578
TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
(Cost: $8,830,209)                                                $    8,777,124
                                                                  ==============


CAPITAL OPPORTUNITIES TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 73.52%
ADVERTISING - 0.44%
Lamar Advertising Company, Class A *                      1,300   $       57,200
                                                                  --------------

AEROSPACE - 1.41%
Boeing Company                                              820           45,592
United Technologies Corp.                                 1,860          136,264
                                                                  --------------
                                                                         181,856

BANKING - 2.60%
Bank America Corp.                                        1,040           62,431
Comerica, Inc.                                              730           42,048


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
BANKING - CONTINUED
FleetBoston Financial Corp.                               3,920   $      154,644
US  Bancorp                                               3,340           76,119
                                                                  --------------
                                                                         335,242

BROADCASTING - 6.14%
Adelphia Communications Corp., Class A *                  1,400           57,400
Charter Communications, Inc.,  Class A *                  4,940          115,349
Clear Channel Communications *                            2,890          181,203
Comcast Corp., Class A *                                  1,470           63,798
EchoStar Communications Corp., Class A *                  2,970           96,287
Fox Entertainment Group, Inc., Class A *                  2,330           65,007
Viacom, Inc., Class B *                                   4,090          211,658
                                                                  --------------
                                                                         790,702

BUSINESS SERVICES - 2.84%
Fiserv, Inc. *                                              660           42,227
Tyco International, Ltd.                                  5,940          323,730
                                                                  --------------
                                                                         365,957

CELLULAR COMMUNICATIONS - 3.34%
AT&T Wireless Group *                                     3,180           51,993
China Mobile Hong Kong, Ltd., ADR *                         760           20,360
Libertel NV *                                             1,720           15,232
Nextel Partners, Inc., Class A *                          2,270           35,231
Nokia Corp., ADR                                          2,720           59,949
Partner Communication Company, Ltd., ADR *                8,140           38,909
Sprint Corp. (PCS Group), Series 1 *                      5,520          133,308
Vodafone Group PLC                                       29,790           66,076
Vodafone Group PLC, ADR                                     393            8,784
                                                                  --------------
                                                                         429,842

COMPUTERS & BUSINESS EQUIPMENT - 4.52%
Cabletron Systems, Inc. *                                 4,040           92,314
Cisco Systems, Inc. *                                     1,700           30,940
Compaq Computer Corp.                                     6,730          104,248
Dell Computer Corp. *                                     2,610           68,251
EMC Corp. *                                               3,400           98,770
Extreme Networks, Inc. *                                  1,460           43,070
Sanmina Corp. *                                           1,830           42,840
Sun Microsystems, Inc. *                                  6,450          101,394
                                                                  --------------
                                                                         581,827

CONSTRUCTION & MINING EQUIPMENT - 1.64%
Noble Drilling Corp. *                                    2,420           79,255
Santa Fe International Corp.                              4,530          131,370
                                                                  --------------
                                                                         210,625

CONTAINERS & GLASS - 0.28%
Smurfit-Stone Container Corp. *                           2,260           36,612
                                                                  --------------

CRUDE PETROLEUM & NATURAL GAS - 1.16%
Conoco, Inc., Class B                                     1,200           34,680
Transocean Offshore, Inc.                                 2,790          115,088
                                                                  --------------
                                                                         149,768

DOMESTIC OIL - 0.21%
Devon Energy Corp.                                          510           26,775
                                                                  --------------

DRUGS & HEALTH CARE - 6.43%
American Home Products Corp.,                             2,530          147,853
Applera Corp.                                             4,820          128,935
Bristol-Myers Squibb Company                              1,960          102,508
Eli Lilly & Company                                       1,370          101,380
Guidant Corp. *                                           3,090          111,240
Novartis AG                                               2,180           78,936
Pfizer, Inc.                                              2,850          114,143
Pharmacia & Upjohn, Inc.                                    940           43,193
                                                                  --------------
                                                                         828,188

ELECTRICAL EQUIPMENT - 0.52%
General Electric Company                                    790           38,512
Tektronix, Inc. *                                         1,070           29,051
                                                                  --------------
                                                                          67,563

ELECTRIC UTILITIES - 2.05%
AES Corp. *                                               2,590          111,499
Calpine Corp. *                                           4,030          152,334
                                                                  --------------
                                                                         263,833

ELECTRONICS - 3.00%
Analog Devices, Inc. *                                    1,140           49,305
Celestica, Inc. *                                           460           23,690
Emulex Corp. *                                              690           27,876
Flextronics International, Ltd. *                         6,200          161,882
General Motors Corp., Class H *                           3,340           67,635
Motorola, Inc.                                            3,380           55,973
                                                                  --------------
                                                                         386,361

ENERGY - 0.56%
Dynegy, Inc., Class A                                     1,560           72,540
                                                                  --------------

FINANCIAL SERVICES - 7.30%
Capital One Financial Corp.                                 830           49,800
Citigroup, Inc.                                           4,480          236,723
Federal Home Loan Mortgage Corp.                          2,330          163,100
Goldman Sachs Group, Inc.                                   230           19,734
J. P. Morgan Chase & Company                              3,520          156,992
Lehman Brothers Holdings, Inc.                              300           23,325
Merrill Lynch & Company, Inc.                             1,930          114,353
Morgan Stanley Dean Witter & Company                      1,240           79,645
Providian Financial Corp.                                 1,640           97,088
                                                                  --------------
                                                                         940,760

GAS & PIPELINE UTILITIES - 2.70%
Cooper Cameron Corp. *                                      820           45,756
El Paso Corp.                                             2,400          126,096
Enron Corp.                                               2,070          101,430
Williams Companies, Inc.                                  2,270           74,796
                                                                  --------------
                                                                         348,078

HOTELS & RESTAURANTS - 0.09%
Starwood Hotels & Resorts SBI, Class B                      300           11,184
                                                                  --------------

INDUSTRIAL MACHINERY - 1.31%
Deere & Company                                           1,760           66,616
Grant Pride, Inc. *                                       5,800          101,442
                                                                  --------------
                                                                         168,058

INSURANCE - 5.49%
ACE, Ltd.                                                 1,550           60,590
AFLAC, Inc.                                               2,980           93,840
American International Group, Inc.                        1,350          116,100
CIGNA Corp.                                               1,570          150,437
Hartford Financial Services Group, Inc.                   1,000           68,400
Metlife, Inc.                                             1,530           47,399
SAFECO Corp.                                                570           16,815
St. Paul Companies, Inc.                                  1,250           63,363
UNUMProvident Corp.                                       2,820           90,578
                                                                  --------------
                                                                         707,522

INTERNET CONTENT - 0.37%
Check Point Software Technologies, Ltd. *                   930           47,030
                                                                  --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
LEISURE TIME - 0.33%
AOL Time Warner, Inc.*                                      370   $       19,610
Harrahs Entertainment, Inc. *                               640           22,592
                                                                  --------------
                                                                          42,202

LIFE SCIENCES - 0.25%
Waters Corp. *                                            1,160           32,028
                                                                  --------------

PAPER - 0.73%
Aracruz Celulose SA, ADR                                  2,085           38,989
Georgia-Pacific Corp.                                       580           19,633
Smurfit Jefferson                                        18,460           34,722
                                                                  --------------
                                                                          93,344

PETROLEUM SERVICES - 1.96%
Apache Corp.                                              1,400           71,050
Global Marine, Inc. *                                     6,310          117,555
Weatherford International, Inc. *                         1,330           63,840
                                                                  --------------
                                                                         252,445

REAL ESTATE - 0.13%
Pinnacle Holdings, Inc. *                                 2,770           16,648
                                                                  --------------

RETAIL GROCERY - 1.65%
Kroger Company *                                          3,460           86,500
Safeway, Inc. *                                           2,630          126,240
                                                                  --------------
                                                                         212,740

RETAIL TRADE - 1.73%
Costco Wholesale Corp. *                                  1,040           42,723
CVS Corp.                                                   780           30,108
Home Depot, Inc.                                            810           37,706
The Gap, Inc.                                             2,240           64,960
Wal-Mart Stores, Inc.                                       980           47,824
                                                                  --------------
                                                                         223,321

SEMICONDUCTORS - 5.02%
Atmel Corp. *                                             9,930          133,956
Cypress Semiconductor Corp. *                             2,160           51,516
Fairchild Semiconductor International, Class A *          3,080           70,840
Intel Corp.                                               2,520           73,710
JNI Corp. *                                               1,890           26,460
LAM Research Corp. *                                        200            5,930
LSI Logic Corp. *                                         2,840           53,392
Micron Technology, Inc. *                                 2,060           84,666
QLogic Corp. *                                            1,420           91,519
Teradyne, Inc. *                                            580           19,198
Texas Instruments, Inc.                                   1,120           35,280
                                                                  --------------
                                                                         646,467

SOFTWARE - 2.98%
I2 Technologies, Inc. *                                   1,040           20,592
Microsoft Corp. *                                         2,270          165,710
Oracle Corp. *                                            3,280           62,320
Rational Software Corp. *                                 1,320           37,026
VERITAS Software Corp. *                                  1,470           97,799
                                                                  --------------
                                                                         383,447

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.06%
American Tower Corp., Class A *                             920           19,016
China Mobile (Hong Kong), Ltd. *                         12,000           63,232
Completel Europe *                                        1,810            4,510
Global Crossing, Ltd. *                                   9,690           83,722
Metromedia Fiber Network, Inc., Class A *                 3,960            8,078
QUALCOMM, Inc. *                                            540           31,579
Tekelec, Inc. *                                           1,550           42,005
Tele 1 Europe AB *                                        1,860            3,866
Williams Communications Group, Inc.*                      3,010            8,880
                                                                  --------------
                                                                         264,888

TELEPHONE - 1.73%
Allegiance Telecom, Inc. *                                4,800           71,952
McLeodUSA, Inc. *                                           790            3,626
NTL, Inc. *                                               1,700           20,485
Qwest Communications International, Inc.                  3,470          110,589
XO Communications, Inc., Class A *                        8,650           16,608
                                                                  --------------
                                                                         223,260

TRUCKING & FREIGHT - 0.55%
Fedex Corp. *                                             1,400           56,280
United Parcel Service, Inc., Class B                        240           13,874
                                                                  --------------
                                                                          70,153

TOTAL COMMON STOCKS
(Cost: $9,865,766)                                                $    9,468,466
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
SHORT TERM INVESTMENTS - 26.48%
Federal Home Loan Bank Discount
  Note, 3.94% due 07/02/2001                        $ 3,411,000   $    3,410,626
                                                                  --------------

TOTAL INVESTMENTS (CAPITAL OPPORTUNITIES TRUST)
(Cost: $13,276,392)                                               $   12,879,092
                                                                  ==============


QUANTITATIVE EQUITY TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 92.55%
AEROSPACE - 2.92%
Honeywell International, Inc.                           164,400   $    5,752,356
Lockheed Martin Corp.                                    68,300        2,530,515
United Technologies Corp.                                96,900        7,098,894
                                                                  --------------
                                                                      15,381,765

AIR TRAVEL - 1.67%
Southwest Airlines Company                              477,350        8,826,202
                                                                  --------------

BANKING - 5.90%
Astoria Financial Corp.                                  40,800        2,244,000
Bank of New York, Inc.                                  165,200        7,929,600
MBNA Corp.                                              220,000        7,249,000
North Fork BanCorp., Inc.                                57,000        1,767,000
Southtrust Corp.                                         92,000        2,392,000
Wells Fargo & Company                                   205,700        9,550,651
                                                                  --------------
                                                                      31,132,251

BIOTECHNOLOGY - 0.33%
IDEC Pharmaceuticals Corp. * (a)                         25,800        1,746,402
                                                                  --------------

BROADCASTING - 0.24%
Charter Communications, Inc., Class A * (a)              54,000        1,260,900
                                                                  --------------

BUSINESS SERVICES - 4.64%
Amdocs, Ltd. * (a)                                       29,700        1,599,345
Apollo Group, Inc., Class A * (a)                        52,600        2,232,870
Fiserv, Inc. *                                            9,000          575,820


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
BUSINESS SERVICES - 4.64%
Omnicom Group, Inc.                                      87,400   $    7,516,400
TMP Worldwide, Inc. * (a)                                35,300        2,118,000
Tyco International, Ltd.                                191,400       10,431,300
                                                                  --------------
                                                                      24,473,735

CHEMICALS - 0.10%
Sigma-Aldrich Corp.                                      13,600          525,232
                                                                  --------------

CELLULAR COMMUNICATIONS - 1.34%
Nextel Communications, Inc., Class A *                  194,500        3,403,750
Nokia Corp., ADR                                        104,700        2,307,588
Vodafone Group PLC, ADR (a)                              59,950        1,339,883
                                                                  --------------
                                                                       7,051,221

COMPUTERS & BUSINESS EQUIPMENT - 3.36%
Apple Computer, Inc. *                                   16,400          381,300
Cisco Systems, Inc. *                                   199,800        3,636,360
EMC Corp. *                                             205,800        5,978,490
Lexmark International Group, Inc.,  Class A *            23,000        1,546,750
Network Appliance, Inc. *                               185,400        2,539,980
Sun Microsystems, Inc. *                                232,300        3,651,756
                                                                  --------------
                                                                      17,734,636

CONSTRUCTION MATERIALS - 0.36%
Shaw Group, Inc. * (a)                                   47,900        1,920,790
                                                                  --------------

CONSTRUCTION & MINING EQUIPMENT - 0.33%
Nabors Industries, Inc. *                                47,500        1,767,000
                                                                  --------------

CRUDE PETROLEUM & NATURAL GAS - 1.48%
Conoco, Inc., Class A                                   277,700        7,831,140
                                                                  --------------

DOMESTIC OIL - 0.32%
Devon Energy Corp.                                       32,500        1,706,250
                                                                  --------------

DRUGS & HEALTH CARE - 6.04%
Forest Laboratories, Inc. *                              28,200        2,002,200
Oxford Health Plans, Inc. *                              59,200        1,693,120
Pfizer, Inc.                                            373,000       14,938,650
Pharmacia & Upjohn, Inc.                                 99,200        4,558,240
Quest Diagnostics, Inc. *                                24,900        1,863,765
Schering-Plough Corp.                                   188,400        6,827,616
                                                                  --------------
                                                                      31,883,591

ELECTRICAL EQUIPMENT - 2.79%
General Electric Company                                269,200       13,123,500
Tektronix, Inc. *                                        58,500        1,588,275
                                                                  --------------
                                                                      14,711,775

ELECTRIC UTILITIES - 1.91%
Calpine Corp. *                                          46,700        1,765,260
Duke Energy Company                                     156,000        6,085,560
Reliant Energy, Inc.                                     48,200        1,552,522
Reliant Resources,  Inc. *                               27,400          676,780
                                                                  --------------
                                                                      10,080,122

ELECTRONICS - 2.62%
Agilent Technologies, Inc. *                            121,600        3,952,000
Linear Technology Corp.                                  96,400        4,262,808
Motorola, Inc.                                          174,400        2,888,064
Solectron Corp. *                                       147,700        2,702,910
                                                                  --------------
                                                                      13,805,782

FINANCIAL SERVICES - 7.17%
Citigroup, Inc.                                         268,366       14,180,459
Countrywide Credit Industries, Inc.                      48,900        2,243,532
Federal National Mortgage  Association                  155,900       13,274,885
Golden West Financial Corp.                              30,100        1,933,624
Merrill Lynch & Company, Inc.                           104,800        6,209,400
                                                                  --------------
                                                                      37,841,900

FOOD & BEVERAGES - 2.17%
Hershey Foods Corp.                                      24,400        1,505,724
Kraft Foods, Inc., Class A *                             19,600          607,600
Pepsi Bottling Group, Inc.                              183,100        7,342,310
SYSCO Corp.                                              73,900        2,006,385
                                                                  --------------
                                                                      11,462,019

GAS & PIPELINE UTILITIES - 3.58%
El Paso Corp.                                           119,012        6,252,890
Enron Corp.                                             213,100       10,441,900
Keyspan Corp.                                            60,300        2,199,744
                                                                  --------------
                                                                      18,894,534

HEALTHCARE PRODUCTS - 2.95%
Baxter International, Inc.                              158,400        7,761,600
Johnson & Johnson                                       156,000        7,800,000
                                                                  --------------
                                                                      15,561,600

HEALTHCARE SERVICES - 2.23%
Unitedhealth Group, Inc.                                152,400        9,410,700
Universal Health Services, Inc., Class B * (a)           51,600        2,347,800
                                                                  --------------
                                                                      11,758,500

HOMEBUILDERS - 0.16%
Lennar Corp.                                             20,500          854,850
                                                                  --------------

HOTELS & RESTAURANTS - 0.58%
Darden Restaurants, Inc.                                 36,900        1,029,510
MGM Grand, Inc. * (a)                                    67,100        2,010,316
                                                                  --------------
                                                                       3,039,826

INSURANCE - 6.97%
American International Group, Inc.                      201,025       17,288,150
CIGNA Corp.                                              94,400        9,045,408
Everest Re Group, Ltd.                                   30,200        2,258,960
Fidelity National Financial Corp.                        31,500          773,955
Marsh & McLennan Companies, Inc.                         73,050        7,378,050
                                                                  --------------
                                                                      36,744,523

INTERNATIONAL OIL - 1.27%
USX-Marathon Group                                      226,300        6,678,113
                                                                  --------------

INTERNET SOFTWARE - 0.83%
Juniper Networks, Inc. *                                140,800        4,378,880
                                                                  --------------

LEISURE TIME - 1.35%
Carnival Corp., Class A                                 151,600        4,654,120
International Game Technology *                          38,900        2,440,975
                                                                  --------------
                                                                       7,095,095

LIFE SCIENCES - 0.13%
Waters Corp. *                                           24,300          670,923
                                                                  --------------

OFFICE FURNISHINGS & SUPPLIES - 1.47%
Avery Dennison Corp.                                     10,100          515,605
Staples, Inc. *                                         452,850        7,241,072
                                                                  --------------
                                                                       7,756,677

PETROLEUM SERVICES - 1.26%
BP Amoco PLC, ADR                                        99,000        4,935,150
Smith International, Inc. *                              28,800        1,725,120
                                                                  --------------
                                                                       6,660,270

PUBLISHING - 1.08%
McGraw-Hill Companies, Inc.                              86,400        5,715,360
                                                                  --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
RETAIL GROCERY - 3.09%
Kroger Company *                                        307,200   $    7,680,000
Safeway, Inc. *                                         179,100        8,596,800
                                                                  --------------
                                                                      16,276,800

RETAIL TRADE - 6.30%
Abercrombie & Fitch Company, Class A *                   55,700        2,478,650
BJ's Wholesale Club, Inc. *                              22,600        1,203,676
CVS Corp.                                               183,100        7,067,660
Kohls Corp. *                                           122,900        7,709,517
Lowe's Companies, Inc.                                   93,000        6,747,150
Talbots, Inc. (a)                                        24,100        1,054,375
Target Corp.                                            170,800        5,909,680
Tiffany & Company                                        29,200        1,057,624
                                                                  --------------
                                                                      33,228,332

SANITARY SERVICES - 0.15%
Allied Waste Industries, Inc. *                          11,300          211,084
Ecolab, Inc.                                             13,700          561,289
                                                                  --------------
                                                                         772,373

SEMICONDUCTORS - 1.36%
Agere Systems, Inc., Class A *                          318,100        2,385,750
Applied Micro Circuits Corp. *                          277,000        4,764,400
                                                                  --------------
                                                                       7,150,150

SOFTWARE - 6.43%
BEA Systems, Inc. *                                      77,800        2,389,238
DST Systems, Inc. *                                      19,500        1,027,650
Micromuse, Inc. *                                        37,800        1,058,022
Microsoft Corp. *                                       191,100       13,950,300
Oracle Corp. *                                          363,100        6,898,900
PeopleSoft, Inc. *                                       17,100          841,833
Siebel Systems, Inc. *                                  130,300        6,111,070
Synopsys, Inc. *                                         34,000        1,645,260
                                                                  --------------
                                                                      33,922,273

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.69%
CIENA Corp. *                                            89,200        3,389,600
Corning, Inc. *                                         138,800        2,319,348
Global Crossing, Ltd. *                                 369,600        3,193,344
JDS Uniphase Corp. *                                    236,100        2,951,250
Scientific-Atlanta, Inc.                                 28,700        1,165,220
Tellabs, Inc. *                                          59,600        1,155,048
                                                                  --------------
                                                                      14,173,810

TELEPHONE - 1.70%
Qwest Communications International, Inc.                170,576        5,436,257
WorldCom, Inc. *                                        248,955        3,535,161
                                                                  --------------
                                                                       8,971,418

TOBACCO - 0.93%
Philip Morris Companies, Inc.                            96,200        4,882,150
                                                                  --------------

TRANSPORTATION - 0.35%
Harley Davidson, Inc.                                    39,100        1,840,828
                                                                  --------------

TOTAL COMMON STOCKS
(Cost: $517,933,356)                                              $  488,169,998
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
SHORT TERM INVESTMENTS - 2.97%
Navigator Securities Lending Trust, 4.19%           $15,691,543   $   15,691,543
                                                                  --------------

REPURCHASE AGREEMENTS - 4.48%
Repurchase Agreement with State Street Corp.,
  dated 06/29/2001 at 3.90%, to be repurchased
  at $23,617,673 on 07/02/2001, collateralized
  by $18,870,000 U.S. Treasury Bonds, 8.125%
  due 08/15/2019 (valued at $24,082,838,
  including interest)                               $23,610,000   $   23,610,000
                                                                  --------------

TOTAL INVESTMENTS (QUANTITATIVE EQUITY TRUST)
(Cost: $557,234,899)                                              $  527,471,541
                                                                  ==============


BLUE CHIP GROWTH TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 94.80%
AEROSPACE - 0.50%
Honeywell International, Inc.                           125,100   $    4,377,249
United Technologies Corp.                                64,400        4,717,944
                                                                  --------------
                                                                       9,095,193

AUTO PARTS - 0.27%
Danaher Corp.                                            89,500        5,012,000
                                                                  --------------

BANKING - 3.03%
Bank America Corp.                                      144,400        8,668,332
Bank of New York, Inc.                                  325,200       15,609,600
Fifth Third Bancorp                                     230,200       13,823,510
Wells Fargo & Company                                   368,100       17,090,883
                                                                  --------------
                                                                      55,192,325

BIOTECHNOLOGY - 2.28%
Amgen, Inc. *                                           133,600        8,106,848
Genetech, Inc. *                                        166,300        9,163,130
IDEC Pharmaceuticals Corp. * (a)                        128,200        8,677,858
MedImmune, Inc. *                                       296,100       13,975,920
Merck & Company, Inc.                                    25,000        1,597,750
                                                                  --------------
                                                                      41,521,506

BROADCASTING - 4.70%
AT&T Corp. Liberty Media Group, Class A *               499,900        8,743,251
Clear Channel Communications *                          354,800       22,245,960
Comcast Corp., Class A *                                336,500       14,604,100
Fox Entertainment Group, Inc., Class A *                196,000        5,468,400
Viacom, Inc., Class B *                                 664,884       34,407,747
                                                                  --------------
                                                                      85,469,458

BUSINESS SERVICES - 5.39%
Automatic Data Processing, Inc.                         280,800       13,955,760
Cendant Corp. *                                         238,300        4,646,850
Electronic Data Systems Corp.                            25,000        1,562,500
First Data Corp.                                        551,500       35,433,875
Omnicom Group, Inc.                                     148,100       12,736,600
TMP Worldwide, Inc. * (a)                               186,600       11,196,000
Tyco International, Ltd.                                340,196       18,540,682
                                                                  --------------
                                                                      98,072,267

CELLULAR COMMUNICATIONS - 2.67%
China Mobile Hong Kong, Ltd., ADR *                     106,100        2,842,419
Nextel Communications, Inc., Class A *                   75,300        1,317,750
Nokia Corp., ADR                                        512,800       11,302,112


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
CELLULAR COMMUNICATIONS - CONTINUED
Sprint Corp. (PCS Group), Series 1 * (a)                692,100   $   16,714,215
Vodafone Group PLC, ADR (a)                             737,850       16,490,947
                                                                  --------------
                                                                      48,667,443

COMPUTERS & BUSINESS EQUIPMENT - 3.08%
Brocade Communications Systems, Inc. *                   83,600        3,677,564
Cisco Systems, Inc. *                                 1,111,600       20,231,120
Dell Computer Corp. *                                   289,700        7,575,655
EMC Corp. *                                             333,900        9,699,795
IBM Corp.                                                20,600        2,327,800
Maxim Integrated Products, Inc. *                       250,000       11,052,500
Sun Microsystems, Inc. *                                 92,100        1,447,812
                                                                  --------------
                                                                      56,012,246

CRUDE PETROLEUM & NATURAL GAS - 0.21%
Transocean Offshore, Inc.                                92,900        3,832,125
                                                                  --------------

DOMESTIC OIL - 3.93%
Amerada Hess Corp.                                      108,700        8,782,960
Chevron Corp.                                           297,100       26,887,550
Exxon Mobil Corp.                                       410,633       35,868,793
                                                                  --------------
                                                                      71,539,303

DRUGS & HEALTH CARE - 9.53%
Abbott Laboratories,                                    212,600       10,206,926
Allergan, Inc.                                          175,000       14,962,500
American Home Products Corp.,                           581,100       33,959,484
Cardinal Health, Inc.                                    62,700        4,326,300
Forest Laboratories, Inc. *                              35,700        2,534,700
King Pharmaceuticals, Inc. *                            107,800        5,794,250
Medtronic, Inc.                                          86,300        3,970,663
Pfizer, Inc.                                          1,680,900       67,320,045
Pharmacia & Upjohn, Inc.                                389,465       17,895,917
Schering-Plough Corp.                                   342,700       12,419,448
                                                                  --------------
                                                                     173,390,233

ELECTRICAL EQUIPMENT - 3.90%
General Electric Company                              1,392,600       67,889,250
Symbol Technologies, Inc. (a)                           137,400        3,050,280
                                                                  --------------
                                                                      70,939,530

ELECTRIC UTILITIES - 0.26%
Calpine Corp. *                                          12,500          472,500
Duke Energy Company                                      69,600        2,715,096
Exelon Corp.                                             25,100        1,609,412
                                                                  --------------
                                                                       4,797,008

ELECTRONICS - 2.01%
Analog Devices, Inc. *                                  325,100       14,060,575
Flextronics International, Ltd. *                       730,700       19,078,577
Jabil Circuit, Inc. * (a)                               110,700        3,416,202
                                                                  --------------
                                                                      36,555,354

FINANCIAL SERVICES - 16.58%
American Express Company,                               266,300       10,332,440
Capital One Financial Corp.                             153,500        9,210,000
Charles Schwab Corp.                                    255,000        3,901,500
Citigroup, Inc.                                       1,389,396       73,415,685
Concord EFS, Inc. * (a)                                 352,200       18,317,922
Federal Home Loan Mortgage Corp.                        884,100       61,887,000
Federal National Mortgage Association                   362,100       30,832,815
Franklin Resources, Inc.                                113,000        5,172,010
Goldman Sachs Group, Inc.                                65,700        5,637,060
Household International, Inc.                            12,500          833,750
J. P. Morgan Chase & Company                            125,750        5,608,450
Lehman Brothers Holdings, Inc.                           10,000          777,500
Mellon Financial Corp.                                  559,900       25,755,400
Morgan Stanley Dean Witter & Company                    200,300       12,865,269
Providian Financial Corp.                               327,100       19,364,320
State Street Corp.                                      360,800       17,855,992
                                                                  --------------
                                                                     301,767,113

FOOD & BEVERAGES - 2.16%
PepsiCo, Inc.                                           507,500       22,431,500
The Coca-Cola Company                                   376,200       16,929,000
                                                                  --------------
                                                                      39,360,500

GAS & PIPELINE UTILITIES - 0.27%
El Paso Corp.                                            92,600        4,865,204
                                                                  --------------

HEALTHCARE PRODUCTS - 3.03%
Baxter International, Inc.                              500,300       24,514,700
Johnson & Johnson                                       612,900       30,645,000
                                                                  --------------
                                                                      55,159,700

HEALTHCARE SERVICES - 3.36%
HCA Healthcare Company                                  161,900        7,316,261
Laboratory Corp. of America Holdings *                   56,200        4,321,780
Unitedhealth Group, Inc.                                554,500       34,240,375
Wellpoint Health Networks, Inc., Class A *              161,300       15,200,912
                                                                  --------------
                                                                      61,079,328

HOTELS & RESTAURANTS - 0.30%
MGM Grand, Inc. * (a)                                   180,000        5,392,800
                                                                  --------------

HOUSEHOLD PRODUCTS - 0.21%
Crown Castle International Corp. *                      230,500        3,780,200
                                                                  --------------

INSURANCE - 5.24%
ACE, Ltd.                                               518,800       20,279,892
American International Group, Inc.                      233,827       20,109,122
CIGNA Corp.                                              81,400        7,799,748
Hartford Financial Services Group, Inc.                 166,400       11,381,760
Loews Corp.                                              70,400        4,535,872
Marsh & McLennan Companies, Inc.                        208,000       21,008,000
Progressive Corp.                                        75,400       10,193,326
                                                                  --------------
                                                                      95,307,720

INTERNATIONAL OIL - 0.56%
Royal Dutch Petroleum Company *                         176,600       10,290,482
                                                                  --------------

INTERNET CONTENT - 0.07%
Check Point Software Technologies, Ltd. * (a)            25,150        1,271,835
                                                                  --------------

INTERNET SOFTWARE - 0.12%
Juniper Networks, Inc. *                                  2,100           65,310
Openwave Systems, Inc. *                                 62,800        2,179,160
                                                                  --------------
                                                                       2,244,470

LEISURE TIME - 2.63%
AOL Time Warner, Inc.*                                  904,900       47,959,700
                                                                  --------------

LIFE SCIENCES - 0.50%
Waters Corp. *                                          327,000        9,028,470
                                                                  --------------

PETROLEUM SERVICES - 1.75%
Baker Hughes, Inc.                                      500,500       16,766,750
BJ Services Company *                                   228,200        6,476,316
BP Amoco PLC, ADR                                       171,200        8,534,320
                                                                  --------------
                                                                      31,777,386

PUBLISHING - 0.49%
McGraw-Hill Companies, Inc.                             133,700        8,844,255
                                                                  --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
RETAIL GROCERY - 2.19%
Kroger Company *                                        689,900   $   17,247,500
Safeway, Inc. *                                         472,900       22,699,200
                                                                  --------------
                                                                      39,946,700

RETAIL TRADE - 2.93%
CVS Corp.                                               137,866        5,321,628
Home Depot, Inc.                                        362,300       16,865,065
Target Corp.                                            327,100       11,317,660
Wal-Mart Stores, Inc.                                   406,200       19,822,560
                                                                  --------------
                                                                      53,326,913

SANITARY SERVICES - 0.35%
Waste Management, Inc.                                  205,100        6,321,182
                                                                  --------------

SEMICONDUCTORS - 2.08%
Altera Corp. *                                          256,400        7,435,600
Applied Materials, Inc. *                               211,700       10,394,470
Applied Micro Circuits Corp. *                           25,200          433,440
Intel Corp.                                             225,800        6,604,650
KLA-Tencor Corp. *                                       83,400        4,876,398
LSI Logic Corp. *                                        25,000          470,000
QLogic Corp. *                                           17,600        1,134,320
Texas Instruments, Inc.                                  75,500        2,378,250
Xilinx, Inc. *                                          100,100        4,128,124
                                                                  --------------
                                                                      37,855,252

SOFTWARE - 5.47%
Adobe Systems, Inc.                                     163,900        7,703,300
Microsoft Corp. *                                       689,100       50,304,300
Oracle Corp. *                                          375,700        7,138,300
Peregrine Systems, Inc. *                                27,000          783,000
Siebel Systems, Inc. *                                  178,000        8,348,200
VeriSign, Inc. * (a)                                    266,100       15,968,661
VERITAS Software Corp. *                                140,325        9,335,822
                                                                  --------------
                                                                      99,581,583

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.90%
CIENA Corp. *                                           156,800        5,958,400
Corning, Inc. *                                          75,400        1,259,934
JDS Uniphase Corp. *                                    125,620        1,570,250
NTT DoCoMo, Inc.                                             25          435,009
QUALCOMM, Inc. *                                        122,700        7,175,496
                                                                  --------------
                                                                      16,399,089

TOBACCO - 1.85%
Philip Morris Companies, Inc.                           665,400   $   33,769,050
                                                                  --------------

TOTAL COMMON STOCKS
(Cost: $1,622,269,986)                                            $1,725,424,923
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
SHORT TERM INVESTMENTS - 4.29%
Navigator Securities Lending Trust, 4.19%           $66,269,353   $   66,269,353
T. Rowe Price Reserve Investor Fund                  11,856,800       11,856,800
                                                                  --------------
                                                                  $   78,126,153

REPURCHASE AGREEMENTS - 0.91%
Repurchase Agreement with State Street Corp.,
  dated 6/29/2001 at 2.75%, to be repurchased
  at $16,575,798 on 7/2/2001, collateralized
  by $15,265,000 U.S. Treasury Bonds, 8.375%
  due 8/15/2008 (valued at $16,905,988,
  including interest)                               $16,572,000   $   16,572,000
                                                                  --------------

TOTAL INVESTMENTS (BLUE CHIP GROWTH TRUST)
(Cost: $1,716,968,139)                                            $1,820,123,076
                                                                  ==============


UTILITIES TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 72.57%
BROADCASTING - 4.56%
Adelphia Communications Corp., Class A *                  1,290   $       52,890
Charter Communications, Inc., Class A *                   7,900          184,465
Comcast Corp., Class A *                                  2,240           97,216
EchoStar Communications Corp., Class A *                    880           28,530
Viacom, Inc., Class B *                                   2,600          134,550
                                                                  --------------
                                                                         497,651

BUSINESS SERVICES - 1.37%
Kinder Morgan Management LLC *                            2,190          150,015
                                                                  --------------

CELLULAR COMMUNICATIONS - 4.95%
AT&T Wireless Group *                                     2,880           47,088
China Mobile Hong Kong, Ltd., ADR *                         970           25,986
Libertel NV *                                             3,910           34,626
Nextel Partners, Inc., Class A *                          4,430           68,754
Partner Communication Company, LTD., ADR *               13,920           66,538
Sprint Corp. (PCS Group), Series 1 *                      5,200          125,580
Vodafone Group PLC                                       73,280          162,540
Vodafone Group PLC, ADR                                     370            8,270
                                                                  --------------
                                                                         539,382

CRUDE PETROLEUM & NATURAL GAS - 0.09%
Alberta Energy, Ltd.-CAD *                                  230            9,472
                                                                  --------------

DOMESTIC OIL - 0.57%
Devon Energy Corp.                                          630           33,075
Duke Energy Company                                       1,120           28,728
                                                                  --------------
                                                                          61,803

ELECTRIC UTILITIES - 22.00%
AES Corp. *                                               4,260          183,393
Calpine Corp. *                                           7,420          280,476
Constellation Energy Group, Inc.                          1,600           68,160
Duke Energy Company                                          70            2,731
El Paso Electric Company *                                  600            9,594
Endesa SA                                                 3,010           48,058
Energy East Corp.                                         8,060          168,535
Entergy Corp.                                             4,990          191,566
Exelon Corp.                                              4,020          257,762
Iberdrola SA                                              6,760           86,791
MDU Resources Group, Inc.                                 1,900           60,116
Montana Power Company *                                   3,540           41,064
Orion Power Holdings, Inc. *                              5,880          140,003
Pinnacle West Capital Corp.                               3,570          169,218
PPL Corp.                                                 2,610          143,550
Public Service Company of New Mexico                      2,930           94,053


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
ELECTRIC UTILITIES - CONTINUED
Public Service Enterprise Group, Inc.                     4,390   $      214,671
Reliant Energy, Inc.                                      2,650           85,356
Union Electrica Fenosa SA                                 6,820          127,440
Wisconsin Energy Corp.                                    1,120           26,622
                                                                  --------------
                                                                       2,399,159

ELECTRONICS - 0.62%
General Motors Corp., Class H *                           3,320           67,230
                                                                  --------------

ENERGY - 4.23%
Aquila, Inc. *                                            4,200          103,530
Dynegy, Inc., Class A                                     4,930          229,245
                                                                  --------------
                                                                         461,363

GAS & PIPELINE UTILITIES - 16.91%
AGL Resources, Inc.                                         820           19,475
Atmos Energy Corp.                                        4,620          113,005
CMS Energy Corp.                                          2,050           70,315
El Paso CGP Company                                       2,340           83,561
El Paso Corp.                                             7,450          391,423
Energen Corp.                                             1,200           33,120
Enron Corp.                                               5,350          262,150
Equitable Resources, Inc.                                   760           25,316
Keyspan Corp.                                             3,830          139,718
Kinder Morgan, Inc.                                         900           45,225
National Fuel Gas Company                                 1,140           59,269
NICOR, Inc.                                               4,230          164,885
NiSource, Inc.                                            6,800          185,844
Williams Companies, Inc.                                  7,590          250,091
                                                                  --------------
                                                                       1,843,397

INVESTMENT COMPANIES - 0.38%
Calpine Capital Trust                                       300           39,975
DECS Trust VI                                               200            1,442
                                                                  --------------
                                                                          41,417

PETROLEUM SERVICES - 0.63%
Apache Corp.                                              1,350           68,513
                                                                  --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.36%
China Mobile (Hong Kong), Ltd. *                         19,000          100,118
Colt Telecom Group PLC, ADR *                               210            5,880
Completel Europe *                                        2,860            7,126
Global Crossing, Ltd. *                                   7,180           62,035
Korea Telecom Corp., ADR                                  2,290           50,334
Metromedia Fiber Network, Inc., Class A *                 3,550            7,242
Tele 1 Europe AB *                                        1,760            3,658
Verizon Communications                                    4,110          219,885
Williams Communications Group, Inc.*                      6,320           18,644
                                                                  --------------
                                                                         474,922

TELEPHONE - 11.90%
Allegiance Telecom, Inc. *                                4,470           67,005
Alltel Corp.                                                820           50,233
AT&T Corp.,                                               4,880          107,360
BCE, Inc.                                                 2,650           69,695
BellSouth Corp.                                           1,640           66,043
Broadwing, Inc. *                                         6,040          147,678
Magyar Tavkozlesi RT, ADR                                 2,530           37,823
McLeodUSA, Inc. *                                         9,110           41,815
NTL, Inc. *                                               1,800           21,690
Qwest Communications International, Inc.                 10,980          349,933
SBC Communications, Inc.                                  2,550          102,153
Telefonica SA, ADR *                                      2,520           93,845
Western Wireless Corp., Class A *                         2,880          123,840
XO Communications, Inc., Class A *                        9,770           18,759
                                                                  --------------
                                                                       1,297,872

TOTAL COMMON STOCKS
(Cost: $8,625,201)                                                $    7,912,196
                                                                  --------------

PREFERRED STOCK - 4.56%
ELECTRIC UTILITIES - 1.97%
AES Trust III                                             1,190           82,110
AES Trust VII *                                           1,880          106,925
PPL Capital Funding Trust I *                             1,020           25,908
                                                                  --------------
                                                                         214,943

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.56%
Global Crossing, Ltd.                                       240           27,660
Global Crossing, Ltd. *                                     760           72,960
Williams Communications Group, Inc. *                     2,620           36,025
                                                                  --------------
                                                                         278,474

TELEPHONE - 0.03%
XO Communications, Inc.                                     250            3,469
                                                                  --------------

TOTAL PREFERRED STOCK
(Cost: $529,418)                                                  $      496,886
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
CORPORATE BONDS - 1.70%
BROADCASTING - 1.09%
Adelphia Communications Corp.,
  6.00% due 02/15/2006                              $    38,000   $       36,905
EchoStar Communications,
  4.875% due 01/01/2007                                  93,000           82,054
                                                                  --------------
                                                                         118,959

INDUSTRIALS - 0.49%
Liberty Media Corp., 144A,
  3.25% due 03/15/2031                                   47,000           52,699
                                                                  --------------

TELEPHONE - 0.12% NTL, Inc.,
  5.75% due 12/15/2009                                   41,000           13,428
                                                                  --------------

TOTAL CORPORATE BONDS
(Cost: $198,181)                                                  $      185,086
                                                                  --------------

CONVERTIBLE BONDS - 1.88%
BROADCASTING - 1.77%
Adelphia Communications Corp.,
  3.25% due 05/01/2021                                   78,000   $       86,775
Charter Communications, Inc.,
  4.75% due 06/01/2006                                   99,000          105,524
                                                                  --------------
                                                                         192,299

TELEPHONE - 0.11%
  XO Communications, Inc.,
  5.75% due 01/15/2009                                   63,000           12,285
                                                                  --------------

TOTAL CONVERTIBLE BONDS
(Cost: $211,554)                                                  $      204,584
                                                                  --------------

SHORT TERM INVESTMENTS - 19.29%
Federal Home Loan Bank Discount Note,
  3.94% due 07/02/2001                              $ 2,104,000   $    2,103,769
                                                                  --------------

TOTAL INVESTMENTS (UTILITIES TRUST)
(Cost: $11,668,123)                                               $   10,902,521
                                                                  ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

REAL ESTATE SECURITIES TRUST

                                                    SHARES          VALUE
                                                    ------          -----
COMMON STOCKS - 93.61%

FINANCIAL SERVICES - 0.15%

Frontline Capital Group *                             192,000       $    288,000
                                                                    ------------

HOTELS & RESTAURANTS - 4.43%

Starwood Hotels & Resorts SBI, Class B                229,100          8,540,848
                                                                    ------------


REAL ESTATE - 89.03%

AMB Property Corp.                                    284,200          7,320,992
Apartment Investment & Management
  Company, Class A                                     76,600          3,692,120
Archstone Communities Trust SBI                       311,400          8,027,892
Arden Realty, Inc.                                    289,700          7,734,990
Avalon Bay Communities, Inc.                          191,600          8,957,300
Boston Properties, Inc.                               221,600          9,063,440
Brookfield Properties Corp                            406,800          7,773,948
CarrAmerica Realty Corp.                               24,100            735,050
CBL & Associates Properties, Inc.                     120,400          3,695,076
Charles E. Smith Residential                           37,300          1,870,595
Developers Diversified Realty                         112,400          2,065,912
Equity Office Properties Trust (a)                    559,500         17,696,985
Equity Residential Properties Trust SBI               160,700          9,087,585
Essex Property Trust                                   74,900          3,711,295
Felcor Lodging Trust, Inc. (a)                         78,000          1,825,200
First Industrial Realty Trust, Inc.                    15,300            491,742
General Growth Properties, Inc.                       220,300          8,671,008
Health Care Property Investors, Inc.                  245,000          8,428,000
Host Marriott Corp.                                   454,900          5,695,348
Kilroy Realty Corp.                                   138,000          4,015,800
Kimco Realty Corp.                                     43,400          2,054,990
Koger Equity, Inc.                                     33,700            556,050
MeriStar Hospitality Corp. REIT                        85,100          2,021,125
Nationwide Health Properties, Inc.                    257,700          5,205,540
Prologis Trust SBI                                    486,900         11,062,368
Reckson Associates Realty Corp.                       227,900          5,241,700
Rouse Company                                         129,100          3,698,715
Simon Property Group, Inc.                            286,100          8,574,417
SL Green Realty Corp.                                 129,400          3,922,114
Vornado Realty Trust                                  226,900          8,858,176
                                                                    ------------
                                                                     171,755,473

TOTAL COMMON STOCKS
(Cost: $166,266,342)                                                $180,584,321
                                                                    ------------

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----

SHORT TERM INVESTMENTS - 1.89%

Navigator Securities Lending
  Trust, 4.19%                                    $ 3,653,040       $  3,653,040

REPURCHASE AGREEMENTS - 4.50%

Repurchase Agreement with
  State Street Corp., dated
  06/29/2001 at 2.75%, to be
  repurchased at $8,686,990
  on 07/02/2001,
  collateralized by
  $8,625,000 U.S. Treasury
  Notes, 4.75% due 01/31/2003
  (valued at $8,862,188,
  including interest)                             $ 8,685,000       $  8,685,000
                                                                    ------------
TOTAL INVESTMENTS (REAL ESTATE SECURITIES
TRUST)  (Cost: $178,604,382)                                        $192,922,361
                                                                    ============

SMALL COMPANY VALUE TRUST

                                                    SHARES          VALUE
                                                    ------          -----
COMMON STOCKS - 86.71%

APPAREL & TEXTILES - 1.85%

Culp, Inc. *                                           56,200         $  252,900
Dan River, Inc. *                                     167,900            453,330
G & K Services, Class A                                50,300          1,353,070
Unifi, Inc. *                                         117,100            995,350
                                                                    ------------
                                                                       3,054,650

AUTO PARTS - 1.24%

Modine Manufacturing Company                           33,600            926,688
TBC Corp. *                                           117,500          1,125,650
                                                                    ------------
                                                                       2,052,338

BANKING - 5.02%

Community First Bankshares, Inc.                       98,100          2,256,300
First Republic Bank *                                  81,000          1,984,500
Silicon Valley Bancshares *                            68,700          1,511,400
Texas Regional Bancshares, Inc., Class A               63,000          2,538,270
                                                                    ------------
                                                                       8,290,470

BROADCASTING - 1.24%

Saga Communications, Inc., Class A *                   86,400          2,051,136
                                                                    ------------

BUSINESS SERVICES - 2.90%

Analysts International Corp.                           50,200            223,892
Electro Rent Corp. *                                  179,931          2,934,675
IT Group, Inc. * (a)                                   80,500            511,175
Newpark Resources, Inc. *                             100,700          1,117,770
                                                                    ------------
                                                                       4,787,512

CHEMICALS - 1.98%

Airgas, Inc. *                                        122,700          1,460,130
TETRA Technologies, Inc. *                             73,600          1,799,520
                                                                    ------------
                                                                       3,259,650

COMPUTERS & BUSINESS EQUIPMENT - 1.79%

Packeteer, Inc. * (a)                                  75,200            942,256
SPSS, Inc. * (a)                                       58,700            928,047
Stratos Lightwave, Inc. *                              83,905          1,090,765
                                                                    ------------
                                                                       2,961,068

CONSTRUCTION MATERIALS - 1.98%

Ameron International Corp.                             11,700            780,975
Dal-Tile International, Inc. *                         67,500          1,252,125
Florida Rock Industries, Inc.                          23,500          1,102,150
United States Aggregates, Inc. *                      100,300            135,405
                                                                    ------------
                                                                       3,270,655

CONSTRUCTION & MINING EQUIPMENT - 4.37%

Carbo Ceramics Inc.                                    39,200          1,452,360
Insituform Technologies, Inc., Class A * (a)          130,900          4,777,850
Layne Christensen Company *                            50,400            428,400
W H Energy Services Inc. *                             29,500            560,500
                                                                    ------------
                                                                       7,219,110

CONTAINERS & GLASS - 0.71%

Liqui Box Corp.                                        30,000          1,169,100
                                                                    ------------

CRUDE PETROLEUM & NATURAL GAS - 1.28%

Chieftain International, Inc. * (a)                    73,600          2,115,264
                                                                    ------------


DOMESTIC OIL - 3.47%

Forest Oil Corp. *                                     54,000          1,512,000
HS Resources, Inc. * (a)                               16,200          1,049,760
Xto Energy, Inc.                                      220,850          3,169,197
                                                                    ------------
                                                                       5,730,957

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
DRUGS & HEALTH CARE - 3.50%

Bone Care International, Inc. *                        98,100         $2,599,650
Landauer, Inc.                                         33,500          1,005,000
Owens & Minor, Inc. (a)                               114,500          2,175,500
                                                                    ------------
                                                                       5,780,150

ELECTRICAL EQUIPMENT - 2.40%

Littelfuse, Inc. * (a)                                 57,200          1,532,388
Methode Electronics, Inc., Class A                     57,500            494,500
Thomas Industries, Inc.                                65,400          1,929,300
                                                                    ------------
                                                                       3,956,188

ELECTRIC UTILITIES - 2.32%

Black Hills Corp.                                      29,400          1,182,762
Cleco Corp.                                            75,200          1,710,800
Otter Tail Power Company                               33,900            940,725
                                                                    ------------
                                                                       3,834,287

ELECTRONICS - 3.31%

Analogic Corp.                                         45,801          2,086,236
Brooks Automation, Inc. * (a)                          40,900          1,885,490
Franklin Electric, Inc.                                19,600          1,487,640
                                                                    ------------
                                                                       5,459,366

FINANCIAL SERVICES - 2.83%

Allied Capital Corp. (a)                               98,100          2,271,015
Triad Guaranty, Inc. *                                 59,900          2,396,000
                                                                    ------------
                                                                       4,667,015

FOOD & BEVERAGES - 0.99%

American Italian Pasta
  Company, Class A * (a)                               21,000            974,400
International Multifoods Corp.                         16,700            346,525
Packaged Ice Inc. *                                   142,700            306,805
                                                                    ------------
                                                                       1,627,730

FOREST PRODUCTS - 0.89%

Wausau-Mosinee Paper Corp.                            114,500          1,475,905
                                                                    ------------

GAS & PIPELINE UTILITIES - 0.67%

Vectren Corp. (a)                                      53,700          1,111,590
                                                                    ------------

HOTELS & RESTAURANTS - 3.21%

Rare Hospitality International, Inc. *                 98,000          2,214,800
Ruby Tuesday, Inc.                                    179,900          3,076,290
                                                                    ------------
                                                                       5,291,090

HOUSEHOLD APPLIANCES - 0.87%

Stanley Furniture, Incorporated *                      53,400          1,436,460
                                                                    ------------

HOUSEHOLD PRODUCTS - 1.74%

Mathews International Corp., Class A                   65,400          2,875,474
                                                                    ------------

INDUSTRIAL MACHINERY - 3.74%

AptarGroup, Inc.                                       58,900          1,910,127
Idex Corp.                                             41,900          1,424,600
Woodward Governor Company                              33,600          2,834,160
                                                                    ------------
                                                                       6,168,887

INSURANCE - 5.46%

Brown & Brown, Inc.                                   130,900          5,496,491
Markel Corp. *                                          8,150          1,601,475
Presidential Life Corp.                                33,500            750,400
Proassurance Corp. * (a)                               67,100          1,157,475
                                                                    ------------
                                                                       9,005,841

INVESTMENT COMPANIES - 0.97%

American Capital Strategies, Ltd.                      57,300          1,607,838
                                                                    ------------

                                                    SHARES          VALUE
                                                    ------          -----

LEISURE TIME - 1.02%

SCP Pool Corp. *                                      49,100        $  1,691,004
                                                                    ------------

MINING - 1.85%

Gibraltor Steel Corp.                                 73,400           1,438,640
Penn Virginia Corp.                                   49,100           1,615,390
                                                                    ------------
                                                                       3,054,030

MOBILE HOMES - 0.83%

Skyline Corp.                                         50,300           1,368,160
                                                                    ------------

MUTUAL FUNDS - 0.98%

First Financial Fund, Inc.                           122,900           1,617,364
                                                                    ------------

PAPER - 1.96%

Deltic Timber Corp.                                   42,100           1,212,480
Ivex Packaging Corp. *                               106,300           2,019,700
                                                                    ------------
                                                                       3,232,180

PETROLEUM SERVICES - 1.34%

Atwood Oceanics, Inc. *                               25,100             881,010
Lone Star Technologies, Inc. * (a)                    36,800           1,332,160
                                                                    ------------
                                                                       2,213,170

REAL ESTATE - 7.68%

Apartment Investment &
  Management Company, Class A                         16,800             809,760
Arch Chemicals, Inc.                                  65,400           1,427,682
Glenborough Realty Trust, Inc.                        98,100           1,893,330
Innkeepers USA Trust (a)                             100,700           1,206,386
JP Reality, Inc.                                      65,400           1,602,300
Kilroy Realty Corp.                                   42,000           1,222,200
Lasalle Hotel Properties SBI                          81,800           1,457,676
McGrath Rentcorp                                      55,000           1,327,700
Sun Communities, Inc.                                 49,000           1,732,150
                                                                    ------------
                                                                      12,679,184

RETAIL GROCERY - 0.77%

Caseys General Stores, Inc.                           98,100           1,275,300
                                                                    ------------

RETAIL TRADE - 5.63%

Aaron Rents, Inc., Class B                            81,800           1,390,600
CSS Industries Inc. *                                 50,300           1,295,728
Fred's, Inc., Class A                                 91,975           2,368,356
Hancock Fabrics Inc.                                  65,400             585,330
Haverty Furniture Companies, Inc.                    130,800           1,955,460
Stein Mart, Inc. *                                   163,500           1,690,590
                                                                    ------------
                                                                       9,286,064

SOFTWARE - 0.88%

Progress Software Corp. *                             90,000           1,458,000
                                                                    ------------

TIRES & RUBBER - 0.56%

Myers Indiana, Inc.                                   60,900             919,590
                                                                    ------------

TRUCKING & FREIGHT - 2.48%

Hub Group, Inc., Class A *                            32,000             416,000
Landstar Systems, Inc. *                              29,400           1,999,788
Midwest Express Holdings, Inc. *                      55,400             961,190
UTI Worldwide Inc                                     44,500             708,440
                                                                    ------------
                                                                       4,085,418

TOTAL COMMON STOCKS
(Cost: $134,007,710)                                                $143,139,195
                                                                    ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----

SHORT TERM INVESTMENTS - 13.13%

Navigator Securities Lending
  Trust, 4.19%                                    $16,345,086       $ 16,345,086
T. Rowe Price Reserve Investor Fund                 5,325,674          5,325,674
                                                                    ------------
                                                                    $ 21,670,760

REPURCHASE AGREEMENTS - 0.16%

Repurchase Agreement with
  State Street Corp., dated
  6/29/2001 at 2.75%, to be
  repurchased at $272,062 on
  7/2/2001, collateralized
  $200,000 U.S. Treasury Bond
  9.875% due 11/15/2015
  (valued at $282,384,
  including interest)                             $   272,000       $    272,000
                                                                    ------------

TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
(Cost: $155,950,470)                                                $165,081,955
                                                                    ============


MID CAP VALUE TRUST

                                                    SHARES          VALUE
                                                    ------          -----
COMMON STOCKS - 87.84%

APPAREL & TEXTILES - 1.14%

Tommy Hilfiger Corp. *                                 14,200         $  198,800
                                                                       ---------

AUTO PARTS - 2.19%

Genuine Parts Company                                  12,100            381,150
                                                                       ---------

CHEMICALS - 5.69%

Crompton Corp.                                         34,300            373,870
IMC Global, Inc.                                       27,900            284,580
Solutia, Inc.                                          26,100            332,775
                                                                       ---------
                                                                         991,225

COMPUTERS & BUSINESS EQUIPMENT - 1.03%

Sybase, Inc. *                                         10,900            179,305
                                                                       ---------

CONTAINERS & GLASS - 4.17%

Ball Corp.                                              6,900            328,164
Pactiv Corp. *                                         29,700            397,980
                                                                       ---------
                                                                         726,144

CRUDE PETROLEUM & NATURAL GAS - 1.80%

Transocean Offshore, Inc.                               7,600            313,500
                                                                       ---------

DOMESTIC OIL - 2.69%

EOG Resources, Inc.                                     4,600            163,530
Kerr-McGee Corp.                                        4,600            304,842
                                                                       ---------
                                                                         468,372

DRUGS & HEALTH CARE - 15.06%

Becton Dickinson & Company                              8,800            314,952
Boston Scientific Corp. *                              25,200            428,400
Caremark Rx, Inc. *                                    25,600            421,120
Health Net, Inc. *                                     22,800            396,720
Mylan Labs, Inc.                                       14,300            402,259
Oxford Health Plans, Inc. *                             6,100            174,460
St. Jude Medical, Inc. *                                5,100            306,000
Trigon Healthcare, Inc. *                               2,800            181,580
                                                                       ---------
                                                                       2,625,491

                                                    SHARES          VALUE
                                                    ------          -----

ELECTRICAL EQUIPMENT - 1.23%

Hubbell, Inc., Class B                                  7,400         $  214,600
                                                                       ---------

ELECTRIC UTILITIES - 8.95%

Ameren Corp.                                            8,200            350,140
Constellation Energy Group, Inc.                        6,000            255,600
Niagara Mohawk Holdings, Inc. *                         5,900            104,371
Northeast Utilities                                    17,800            369,350
Reliant Energy, Inc.                                    3,200            103,072
TECO Energy, Inc.                                      12,400            378,200
                                                                       ---------
                                                                       1,560,733

ELECTRONICS - 2.05%

Varian Medical Systems, Inc. *                          5,000            357,500
                                                                       ---------

ENERGY - 1.68%

Dynegy, Inc., Class A                                   6,300            292,950
                                                                       ---------

FOOD & BEVERAGES - 5.00%

Archer-Daniels-Midland Company                         24,000            312,000
Corn Products International, Inc.                       8,000            256,000
Sensient Technologies Corp.                            14,800            303,696
                                                                       ---------
                                                                         871,696

GAS & PIPELINE UTILITIES - 1.81%

Southwest Gas Corp.                                    13,300            314,944
                                                                       ---------

HOTELS & RESTAURANTS - 2.03%

CBRL Group, Inc.                                       20,900            354,255
                                                                       ---------

HOUSEHOLD PRODUCTS - 3.42%

Newell Rubbermaid, Inc.                                12,900            323,790
Snap-On, Inc.                                          11,300            273,008
                                                                       ---------
                                                                         596,798

INSURANCE - 8.07%

ACE, Ltd.                                               6,600            257,994
Everest Re Group, Ltd.                                  3,700            276,760
PartnerRe, Ltd.                                         5,700            315,780
Transatlantic Holdings, Inc.                            1,700            208,267
Willis Group Holdings, Ltd. *                           1,600             28,400
XL Capital, Ltd., A Shares                              3,900            320,190
                                                                       ---------
                                                                       1,407,391

LEISURE TIME - 1.24%

Harrahs Entertainment, Inc. *                           6,100            215,330
                                                                       ---------

MINING - 1.84%

Potash Corporation of
  Saskatchewan, Inc.                                    5,600            321,440
                                                                       ---------

PAPER - 2.35%

Georgia-Pacific Corp.                                  12,100            409,585
                                                                       ---------

PETROLEUM SERVICES - 1.49%

ENSCO International, Inc.                              11,100            259,740
                                                                       ---------

REAL ESTATE - 2.31%

Healthcare Realty Trust                                15,300            402,390
                                                                       ---------

RETAIL GROCERY - 1.03%

Albertsons, Inc.                                        6,000            179,940
                                                                       ---------

RETAIL TRADE - 9.57%

Big Lots, Inc. *                                       31,900            436,392
Dollar General Corp.                                    5,700            111,150


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
RETAIL TRADE - CONTINUED

J. C. Penney, Inc.                                     19,900        $   524,564
Kmart Corp. *                                          35,300            404,891
May Department Stores, Inc.                             5,600            191,856
                                                                     -----------
                                                                       1,668,853

TOTAL COMMON STOCKS
(Cost: $15,429,352)                                                  $15,312,132
                                                                     -----------
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----

REPURCHASE AGREEMENTS - 12.16%

Repurchase Agreement with
  State Street Corp., dated
  06/29/2001 at 2.75% to be
  repurchase at $2,120,486 on
  07/02/2001, collateralized
  by $1,675,000 U.S. Treasury
  Bonds, 8.125% due
  08/15/2021 (valued at
  $2,168,205, including
  interest)                                       $ 2,120,000        $ 2,120,000
                                                                     -----------

TOTAL INVESTMENTS (MID CAP VALUE TRUST)
(Cost: $17,549,352)                                                  $17,432,132
                                                                     ===========

VALUE TRUST

                                                    SHARES          VALUE
                                                    ------          -----
COMMON STOCKS - 90.03%

AEROSPACE - 0.94%

Honeywell International, Inc.                          51,900        $ 1,815,981
Textron, Inc.                                          24,000          1,320,960
                                                                      ----------
                                                                       3,136,941

AIR TRAVEL - 1.82%

AMR Corp. *                                            84,300          3,045,759
Delta Air Lines, Inc.                                  68,600          3,023,888
                                                                      ----------
                                                                       6,069,647

APPAREL & TEXTILES - 3.24%

Liz Claiborne, Inc.                                   125,300          6,321,385
V. F. Corp.                                           123,700          4,500,206
                                                                      ----------
                                                                      10,821,591

AUTO PARTS - 2.18%

Dana Corp. (a)                                         86,100          2,009,574
Eaton Corp.                                            55,100          3,862,510
TRW, Inc.                                              34,100          1,398,100
                                                                      ----------
                                                                       7,270,184

AUTOMOBILES - 1.55%

Ford Motor Company                                    211,124          5,183,094
                                                                      ----------

BANKING - 7.77%

Bank America Corp.                                     52,000          3,121,560
First Union Corp.                                     147,420          5,150,855
FleetBoston Financial Corp.                           112,051          4,420,412
PNC Bank Corp.                                         60,400          3,973,716
Washington Mutual, Inc.                               247,050          9,276,727
                                                                      ----------
                                                                      25,943,270

BUSINESS SERVICES - 3.21%

First Data Corp.                                       81,900          5,262,075
Tyco International, Ltd.                               99,800          5,439,100
                                                                      ----------
                                                                      10,701,175

CHEMICALS - 5.96%

Air Products & Chemicals, Inc.,                        83,100          3,801,825
Dow Chemical Company                                   47,100          1,566,075
Engelhard Corp.                                       182,400          4,704,096

                                                    SHARES          VALUE
                                                    ------          -----

CHEMICALS - CONTINUED

IMC Global, Inc.                                      122,300        $ 1,247,460
Lubrizol Corp.                                        131,400          4,079,970
Praxair, Inc.                                          34,000          1,598,000
Rohm & Haas Company                                    48,300          1,589,070
Solutia, Inc.                                         102,400          1,305,600
                                                                      ----------
                                                                      19,892,096

COMPUTERS & BUSINESS EQUIPMENT - 3.82%

Lexmark International Group, Inc., Class A *           89,900          6,045,775
Quantum Corp. *                                       522,600          5,273,034
Sabre Group Holdings, Inc. *                           28,646          1,432,300
                                                                      ----------
                                                                      12,751,109

CONSTRUCTION MATERIALS - 1.25%

Masco Corp.                                           166,800          4,163,328
                                                                      ----------

CONSTRUCTION & MINING EQUIPMENT - 0.61%

Caterpillar, Inc.                                      40,700          2,037,035
                                                                      ----------

CRUDE PETROLEUM & NATURAL GAS - 1.35%

Conoco, Inc., Class B                                  72,900          2,106,810
Occidental Petroleum Corp.                             90,500          2,406,395
                                                                      ----------
                                                                       4,513,205

DOMESTIC OIL - 2.55%

Amerada Hess Corp.                                     28,400          2,294,720
Chevron Corp.                                          50,900          4,606,450
Kerr-McGee Corp.                                       24,200          1,603,734
                                                                      ----------
                                                                       8,504,904

DRUGS & HEALTH CARE - 8.57%

Bausch & Lomb, Inc. (a)                                24,300            880,632
Beckman Coulter, Inc. (a)                              72,300          2,949,840
Health Net, Inc. * (a)                                462,840          8,053,416
HEALTHSOUTH Corp. *                                 1,046,800         16,717,396
                                                                      ----------
                                                                      28,601,284

ELECTRICAL EQUIPMENT - 1.21%

Cooper Industries, Inc.                               102,400          4,054,016
`                                                                      ---------
ELECTRIC UTILITIES - 0.42%

Duke Energy Company                                    35,578          1,387,898
                                                                       ---------
ELECTRONICS - 1.86%

Arrow Electronics, Inc. *                              99,200          2,409,568
Avnet, Inc.                                           107,800          2,416,876
Rockwell International Corp.                           36,300          1,383,756
                                                                      ----------
                                                                       6,210,200

FINANCIAL SERVICES - 4.74%

Citigroup, Inc.                                        88,835          4,694,041
Federal Home Loan Mortgage Corp.                       25,000          1,750,000
Federal National Mortgage Association                  19,900          1,694,485
Household International, Inc.                          32,300          2,154,410
J. P. Morgan Chase & Company                          123,800          5,521,480
                                                                      ----------
                                                                      15,814,416

HOTELS & RESTAURANTS - 1.58%

Tricon Global Restaurants, Inc. *                     120,100          5,272,390
                                                                      ----------

HOUSEHOLD APPLIANCES - 3.12%

Black & Decker Corp.                                   65,100          2,568,846
Maytag Corp.                                           67,000          1,960,420
Whirlpool Corp.                                        94,400          5,900,000
                                                                      ----------
                                                                      10,429,266


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
HOUSEHOLD PRODUCTS - 1.16%

Fortune Brands, Inc.                                  100,600       $  3,859,016
                                                                    ------------

INDUSTRIAL MACHINERY - 5.88%

Cummins Engine, Inc. (a)                              133,800          5,178,060
Dover Corp.                                            33,300          1,253,745
Illinois Tool Works, Inc.                              26,000          1,645,800
Ingersoll-Rand Company                                 40,500          1,668,600
Parker-Hannifin Corp.                                 189,250          8,031,770
Tecumseh Products Company, Class A                     37,700          1,866,150
                                                                    ------------
                                                                      19,644,125

INSURANCE - 8.47%

ACE, Ltd.                                             110,400          4,315,536
Allstate Corp.                                         99,400          4,372,606
Everest Re Group, Ltd.                                 45,300          3,388,440
Hartford Financial Services Group, Inc.                61,700          4,220,280
MGIC Investment Corp.                                  57,300          4,162,272
St. Paul Companies, Inc.                               87,200          4,420,168
UNUMProvident Corp.                                   105,400          3,385,448
                                                                    ------------
                                                                      28,264,750

INTERNATIONAL OIL - 1.83%

Texaco, Inc.                                           40,900          2,723,940
USX-Marathon Group                                    114,900          3,390,699
                                                                    ------------
                                                                       6,114,639

PAPER - 1.50%

International Paper Company                            64,200          2,291,940
Weyerhaeuser Company                                   49,500          2,721,015
                                                                    ------------
                                                                       5,012,955

PETROLEUM SERVICES - 0.94%

BP Amoco PLC, ADR                                      62,900          3,135,565
                                                                    ------------

RAILROADS & EQUIPMENT - 0.38%

Burlington Northern Santa Fe Corp.                     42,000          1,267,140
                                                                    ------------

RETAIL GROCERY - 0.45%

Albertsons, Inc.                                       50,600          1,517,494
                                                                    ------------

RETAIL TRADE - 0.72%

Toys R Us, Inc. *                                      97,000          2,400,750
                                                                    ------------

SANITARY SERVICES - 0.84%

Waste Management, Inc.                                 90,800          2,798,456
                                                                    ------------

SEMICONDUCTORS - 0.31%

Applied Materials, Inc. *                               2,400            117,840
Axcelis Technologies, Inc. *                           62,236            921,093
                                                                    ------------
                                                                       1,038,933

SOFTWARE - 2.78%

Computer Associates International, Inc.               258,000          9,288,000
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT
& SERVICES - 1.23%
Verizon Communications                                 68,302          3,654,157
WorldCom, Inc.-MCI Group*                              27,668            445,455
                                                                    ------------
                                                                       4,099,612

TELEPHONE - 4.52%

AT&T Corp.,                                            71,400          1,570,800
SBC Communications, Inc.                               92,600          3,709,556
WorldCom, Inc. *                                      691,700          9,822,140
                                                                    ------------
                                                                      15,102,496


TRUCKING & FREIGHT - 1.27%

CNF Transportation, Inc.                               61,100       $  1,726,075
Navistar International Corp. *                         89,700          2,523,261
                                                                    ------------
                                                                       4,249,336

TOTAL COMMON STOCKS
(Cost: $276,291,359)                                                $300,550,316
                                                                    ------------

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----
SHORT TERM INVESTMENTS - 2.94%

Navigator Securities Lending
  Trust, 4.19%                                    $ 9,828,011       $  9,828,011
                                                                    ------------

REPURCHASE AGREEMENTS - 7.03%

Repurchase Agreement with
  State Street Corp., dated
  06/29/2001 at 2.75%, to be
  repurchased at $23,455,374
  on 07/02/2001,
  collateralized by
  $19,080,000 U.S. Treasury
  Bonds, 10.75% due
  08/15/2005 (valued at
  $23,921,550, including
  interest)                                       $23,450,000       $ 23,450,000
                                                                    ------------

TOTAL INVESTMENTS (VALUE TRUST)
(Cost: $309,569,370)                                                $333,828,327
                                                                    ============


EQUITY INDEX TRUST

                                                    SHARES          VALUE
                                                    ------          -----
COMMON STOCKS - 97.66%

ADVERTISING - 0.09%

Interpublic Group Companies, Inc.                       3,254         $   95,505
                                                                      ----------

AEROSPACE - 1.52%

B.F. Goodrich Company                                     991             37,638
Boeing Company                                          8,525            473,990
General Dynamics Corp.                                  2,037            158,499
Honeywell International, Inc.                           7,960            278,521
Lockheed Martin Corp.                                   4,208            155,906
Northrop Grumman Corp.                                    874             70,007
Raytheon Company                                        3,609             95,819
Textron, Inc.                                           1,427             78,542
United Technologies Corp.                               4,587            336,044
                                                                      ----------
                                                                       1,684,966

AIR TRAVEL - 0.24%

AMR Corp. *                                             1,468             53,039
Delta Air Lines, Inc.                                   1,184             52,191
Southwest Airlines Company                              7,733            142,983
US Airways Group, Inc. *                                  655             15,916
                                                                      ----------
                                                                         264,129

ALUMINUM - 0.42%

Alcan Aluminum, Ltd.-USD                                3,100            130,262
Alcoa, Inc.                                             8,459            333,285
                                                                      ----------
                                                                         463,547

APPAREL & TEXTILES - 0.15%

Cintas Corp. (a)                                        1,645             76,081
Liz Claiborne, Inc.                                       530             26,739
Reebok International, Ltd. * (a)                          575             18,371
V. F. Corp.                                             1,108             40,309
                                                                      ----------
                                                                         161,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
AUTO PARTS - 0.34%

Dana Corp.                                              1,433         $   33,446
Danaher Corp.                                           1,383             77,448
Delphi Automotive Systems Corp.                         5,583             88,937
Eaton Corp.                                               721             50,542
Genuine Parts Company                                   1,677             52,826
TRW, Inc.                                               1,203             49,323
Visteon Corp.                                           1,280             23,526
                                                                      ----------
                                                                         376,048

AUTOMOBILES - 0.74%

Ford Motor Company                                     18,067            443,545
General Motors Corp.                                    5,370            345,560
PACCAR, Inc.                                              748             38,462
                                                                      ----------
                                                                         827,567

BANKING - 5.50%

AmSouth BanCorp                                         3,674             67,932
Bank America Corp.                                     15,731            944,332
Bank of New York, Inc.                                  7,221            346,608
Bank One Corp.                                         11,471            410,662
BB&T Corp. (a)                                          3,943            144,708
Comerica, Inc.                                          1,742            100,339
Fifth Third Bancorp                                     5,600            336,280
First Union Corp.                                       9,609            335,739
FleetBoston Financial Corp.                            10,571            417,026
Huntington Bancshares, Inc.                             2,428             39,698
KeyCorp                                                 4,294            111,859
MBNA Corp.                                              8,322            274,210
National City Corp.                                     5,972            183,818
Northern Trust Corp.                                    2,186            136,625
PNC Bank Corp.                                          2,846            187,238
Southtrust Corp.                                        3,246             84,396
SunTrust Banks, Inc.                                    2,940            190,453
Union Planters Corp.                                    1,303             56,811
US  Bancorp                                            18,963            432,167
Wachovia Corp.                                          2,101            149,486
Washington Mutual, Inc.                                 8,697            326,572
Wells Fargo & Company                                  16,832            781,510
Zions BanCorp                                             943             55,637
                                                                      ----------
                                                                       6,114,106

BIOTECHNOLOGY - 2.10%

Amgen, Inc. *                                          10,260            622,577
Biogen, Inc. *                                          1,479             80,398
Chiron Corp. *                                          1,830             93,330
MedImmune, Inc. *                                       2,046             96,571
Merck & Company, Inc.                                  22,579          1,443,024
                                                                      ----------
                                                                       2,335,900

BROADCASTING - 1.59%

Clear Channel Communications *                          5,848            366,670
Comcast Corp., Class A *                                9,327            404,792
Univision Communications, Inc., Class A * (a)           2,026             86,672
Viacom, Inc., Class B *                                17,490            905,107
                                                                      ----------
                                                                       1,763,241

BUSINESS SERVICES - 2.62%

Automatic Data Processing, Inc.                         6,144            305,357
Cendant Corp. *                                         8,285            161,558
Computer Sciences Corp. *                               1,639             56,709
Convergys Corp. *                                       1,703             51,516
Deluxe Corp.                                              694             20,057
Electronic Data Systems Corp.                           4,569            285,562
First Data Corp.                                        3,904            250,832
Fiserv, Inc. *                                          1,180             75,496

                                                    SHARES          VALUE
                                                    ------          -----

BUSINESS SERVICES - CONTINUED

Fluor Corp.                                               738         $   33,321
H & R Block, Inc.                                         893             57,643
ITT Industries, Inc.                                      857             37,922
NCR Corp. *                                               938             44,086
Omnicom Group, Inc.                                     1,836            157,896
Paychex, Inc.                                           3,668            146,720
R.R. Donnelley & Sons Company                           1,192             35,402
Robert Half International, Inc. *                       1,625             40,446
Sapient Corp. *                                         1,146             11,174
TMP Worldwide, Inc. *                                   1,024             61,440
Tyco International, Ltd.                               19,036          1,037,462
Unisys Corp. *                                          3,053             44,910
                                                                      ----------
                                                                       2,915,509

CHEMICALS - 1.14%

Air Products & Chemicals, Inc.,                         2,248            102,846
Dow Chemical Company                                    8,769            291,569
E.I. Du Pont De Nemours & Company                      10,326            498,126
Eastman Chemical Company                                  750             35,723
Engelhard Corp.                                         1,255             32,367
FMC Corp. *                                               298             20,431
Great Lakes Chemical Corp. (a)                            488             15,055
Hercules, Inc. *                                        1,058             11,955
PPG Industries, Inc.                                    1,721             90,473
Praxair, Inc.                                           1,526             71,722
Rohm & Haas Company                                     2,119             69,715
Sigma-Aldrich Corp.                                       813             31,398
                                                                      ----------
                                                                       1,271,380

CELLULAR COMMUNICATIONS - 0.32%

Nextel Communications, Inc., Class A * (a)              7,407            129,622
Sprint Corp. (PCS Group), Series 1 * (a)                9,418            227,445
                                                                      ----------
                                                                         357,067

COMPUTERS & BUSINESS EQUIPMENT - 5.97%

Apple Computer, Inc. *                                  3,519         $   81,817
Cabletron Systems, Inc. *                               1,795             41,016
Cisco Systems, Inc. *                                  72,039          1,311,110
Compaq Computer Corp.                                  16,592            257,010
Dell Computer Corp. *                                  25,581            668,943
EMC Corp. *                                            21,707            630,588
Gateway, Inc. *                                         3,142             51,686
Hewlett-Packard Company                                19,105            546,403
IBM Corp.                                              17,088          1,930,944
Lexmark International Group, Inc., Class A *            1,238             83,255
Maxim Integrated Products, Inc. *                       3,195            141,251
Network Appliance, Inc. *                               3,046             41,730
Palm, Inc. *                                            5,508             33,434
Pitney Bowes, Inc.                                      2,503            105,426
Sabre Group Holdings, Inc. *                            1,277             63,850
Sanmina Corp. *                                         3,293             77,089
Sun Microsystems, Inc. *                               32,036            503,606
Xerox Corp. *                                           6,486             62,071
                                                                      ----------
                                                                       6,631,229

CONSTRUCTION MATERIALS - 0.18%

Masco Corp.                                             4,538            113,268
Sherwin-Williams Company                                1,700             37,740
Vulcan Materials Company                                  973             52,299
                                                                      ----------
                                                                         203,307

CONSTRUCTION & MINING EQUIPMENT - 0.24%

Caterpillar, Inc.                                       3,383            169,319
Nabors Industries, Inc. *                               1,425             53,010


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
CONSTRUCTION MATERIALS - CONTINUED

Noble Drilling Corp. *                                  1,385         $   45,359
                                                                      ----------
                                                                        267,688

CONTAINERS & GLASS - 0.10%

Ball Corp.                                                285             13,555
Bemis, Inc.                                               519             20,848
Pactiv Corp. *                                          1,634             21,896
Sealed Air Corp. *                                        807             30,061
Temple-Inland, Inc.                                       498             26,538
                                                                      ----------
                                                                         112,898

COSMETICS & TOILETRIES - 0.67%

Alberto Culver Company, Class B (a)                       533             22,407
Avon Products, Inc.                                     2,315            107,138
Gillette Company                                       10,323            299,264
International Flavors & Fragrances, Inc.                  952             23,924
Kimberly-Clark Corp.                                    5,247            293,307
                                                                      ----------
                                                                         746,040

CRUDE PETROLEUM & NATURAL GAS - 0.47%

Burlington Resources, Inc.                              2,125             84,894
Conoco, Inc., Class B                                   6,115            176,723
Occidental Petroleum Corp.                              3,610             95,990
Sunoco, Inc.                                              852             31,209
Transocean Offshore, Inc.                               3,192            131,670
                                                                      ----------
                                                                         520,486

DOMESTIC OIL - 3.89%

Amerada Hess Corp.                                        891             71,993
Anadarko Petroleum Corp.                                2,500            135,075
Ashland, Inc.                                             665             26,667
Chevron Corp.                                           6,300            570,150
Devon Energy Corp.                                      1,244             65,310
EOG Resources, Inc.                                     1,213             43,122
Exxon Mobil Corp.                                      33,895          2,960,728
Freeport McMoran Copper &
  Gold, Inc., Class B *                                 1,524             16,840
Halliburton Company                                     4,196            149,378
Kerr-McGee Corp.                                          920             60,968
Phillips Petroleum Company (a)                          2,500            142,500
Unocal Corp.                                            2,370             80,935
                                                                      ----------
                                                                       4,323,666

DRUGS & HEALTH CARE - 8.34%

Abbott Laboratories,                                   15,228            731,096
Aetna United States Healthcare, Inc. *                  1,368             35,390
Allergan, Inc.                                          1,277            109,183
American Home Products Corp.,                          12,922            755,162
Applera Corp.                                           2,031             54,329
Bausch & Lomb, Inc.                                       504             18,265
Becton Dickinson & Company                              2,469             88,366
Biomet, Inc. *                                          1,745             83,865
Boston Scientific Corp. *                               4,165             70,805
Bristol-Myers Squibb Company                           19,130          1,000,499
C.R. Bard, Inc.                                           502             28,589
Cardinal Health, Inc.                                   4,359            300,771
Eli Lilly & Company                                    11,059            818,366
Forest Laboratories, Inc. *                             1,713            121,623
Guidant Corp. *                                         3,079            110,844
HEALTHSOUTH Corp. *                                     3,761             60,063
Humana, Inc. *                                          1,606             15,819
IMS Health, Inc.                                        2,947             83,989
King Pharmaceuticals, Inc. *                            1,763             94,761
Manor Care, Inc. *                                        999             31,718
McKesson HBOC, Inc.                                     2,771            102,860

                                                    SHARES          VALUE
                                                    ------          -----

DRUGS & HEALTH CARE - CONTINUED

Medtronic, Inc.                                        11,883         $  546,737
Pfizer, Inc.                                           62,149          2,489,067
Pharmacia & Upjohn, Inc.                               12,784            587,425
Quintiles Transnational Corp. *                         1,084             27,371
Schering-Plough Corp.                                  14,400            521,856
St. Jude Medical, Inc. *                                  810             48,600
Stryker Corp.                                           1,881            103,173
Tenet Healthcare Corp. *                                3,225            166,378
Watson Pharmaceuticals, Inc. *                            997             61,455
                                                                      ----------
                                                                       9,268,425

ELECTRICAL EQUIPMENT - 4.84%

American Power Conversion Corp. *                       1,897             29,878
Cooper Industries, Inc.                                   911             36,066
Emerson Electric Company                                4,192            253,616
General Electric Company                               97,746          4,765,117
Johnson Controls, Inc.                                    839             60,802
Millipore Corp.                                           452             28,015
Molex, Inc. (a)                                         1,913             69,882
National Service Industries, Inc.                         412              9,299
Power One, Inc. * (a)                                     718             11,948
Symbol Technologies, Inc. (a)                           2,299             51,038
Tektronix, Inc. *                                         938             25,467
W.W. Grainger, Inc.                                       931             38,320
                                                                      ----------
                                                                       5,379,448

ELECTRIC UTILITIES - 2.59%

AES Corp. *                                             5,296            227,993
Allegheny Energy, Inc.                                  1,274             61,471
Ameren Corp.                                            1,338             57,133
American Electric Power, Inc.                           3,155            145,666
Calpine Corp. *                                         3,032            114,610
Cinergy Corp.                                           1,533             53,578
CMS Energy Corp.                                        1,451             40,410
Consolidated Edison, Inc. (a)                           2,073             82,505
Constellation Energy Group, Inc.                        1,619             68,969
Dominion Resources, Inc.                                2,446            147,078
DTE Energy Company                                      1,549             71,936
Duke Energy Company                                     7,682            299,675
Edison International *                                  3,180             35,457
Entergy Corp.                                           2,198             84,381
Exelon Corp.                                            3,159            202,555
FirstEnergy Corp.                                       2,246             72,231
FPI Group, Inc.                                         1,735            104,464
GPU, Inc.                                               1,166             40,985
Mirant Corp. *                                          3,425            117,820
Niagara Mohawk Holdings, Inc. *                         1,568             27,738
PG&E Corp. *                                            3,764             42,157
Pinnacle West Capital Corp.                               830             39,342
PPL Corp.                                               1,412             77,660
Progress Energy, Inc.                                   1,982             89,032
Progress Energy, Inc. - CVO *                             972                437
Public Service Enterprise Group, Inc.                   2,094            102,397
Reliant Energy, Inc.                                    2,892             93,151
Southern Company                                        6,851            159,286
TXU Corp.                                               2,599            125,246
Xcel Energy, Inc.                                       3,296             93,771
                                                                      ----------
                                                                       2,879,134

ELECTRONICS - 0.98%

Agilent Technologies, Inc. *                            4,441            144,332
Analog Devices, Inc. *                                  3,638            157,343
Jabil Circuit, Inc. * (a)                               1,965             60,640
Linear Technology Corp.                                 3,188            140,973


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
ELECTRONICS - CONTINUED

Motorola, Inc.                                         21,821         $  361,356
PerkinElmer, Inc.                                         954             26,264
Rockwell International Corp.                            1,848             70,446
Solectron Corp. *                                       6,375            116,663
Thomas & Betts Corp.                                      572             12,624
                                                                      ----------
                                                                       1,090,641

ENERGY - 0.13%

Dynegy, Inc., Class A                                   3,161            146,986
                                                                      ----------

FINANCIAL SERVICES - 8.12%

Ambac Financial Group, Inc.                               985             57,327
American Express Company,                              13,054            506,495
Bear Stearns Companies, Inc.                            1,044             61,565
Capital One Financial Corp.                             2,052            123,120
Charles Schwab Corp.                                   13,513            206,749
Charter One Financial, Inc.                             2,097             66,894
Citigroup, Inc.                                        49,457          2,613,308
Concord EFS, Inc. *                                     2,192            114,006
Countrywide Credit Industries, Inc.                     1,097             50,330
Equifax, Inc. (a)                                       1,378             50,545
Federal Home Loan Mortgage Corp.                        6,865            480,550
Federal National Mortgage Association                   9,813            835,577
Franklin Resources, Inc.                                2,621            119,963
Golden West Financial Corp.                             1,532             98,416
Household International, Inc.                           4,622            308,287
J. P. Morgan Chase & Company                           19,487            869,120
John Hancock Financial Services                         2,960            119,170
Lehman Brothers Holdings, Inc.                          2,468            191,887
MBIA, Inc.                                              1,428             79,511
Mellon Financial Corp.                                  4,793            220,478
Merrill Lynch & Company, Inc.                           8,206            486,206
Moodys Corp.                                            1,581             52,964
Morgan Stanley Dean Witter & Company                   10,923            701,584
Providian Financial Corp.                               2,808            166,234
Regions Financial Corp. (a)                             2,393             76,576
State Street Corp.                                      3,158            156,289
Synovus Financial Corp.                                 2,772             86,985
USA Education, Inc.                                     1,597            116,581
                                                                      ----------
                                                                       9,016,717

FOOD & BEVERAGES - 3.25%

Archer-Daniels-Midland Company                          6,170             80,210
Campbell Soup Company                                   3,909            100,657
Coca-Cola Enterprises, Inc.                             4,079             66,692
ConAgra, Inc.                                           5,211            103,230
General Mills, Inc.                                     2,835            124,116
H.J. Heinz Company                                      3,432            140,334
Hershey Foods Corp.                                     1,369             84,481
Kellogg Company                                         4,023            116,667
Pepsi Bottling Group, Inc.                              1,449             58,105
PepsiCo, Inc.                                          14,380            635,596
Quaker Oats Company                                     1,311            119,629
Ralston Purina Company                                  2,994             89,880
Sara Lee Corp.                                          7,743            146,652
SUPERVALU, Inc.                                         1,303             22,868
SYSCO Corp.                                             6,755            183,398
The Coca-Cola Company                                  24,483          1,101,735
Unilever NV                                             5,598            333,473
Wm. Wrigley Jr. Company                                 2,236            104,756
                                                                      ----------
                                                                       3,612,479

                                                    SHARES          VALUE
                                                    ------          -----

FOREST PRODUCTS - 0.01%

Louisiana Pacific Corp. (a)                             1,033         $   12,117
                                                                      ----------

FURNITURE & FIXTURES - 0.04%

Leggett & Platt, Inc.                                   1,919             42,276
                                                                      ----------

GAS & PIPELINE UTILITIES - 0.94%

El Paso Corp.                                           5,004            262,910
Enron Corp.                                             7,397            362,453
Keyspan Corp.                                           1,315             47,971
Kinder Morgan, Inc. (a)                                 1,166             58,592
NICOR, Inc.                                               435             16,956
NiSource, Inc.                                          2,017             55,125
ONEOK, Inc.                                               574             11,308
Peoples Energy Corp.                                      337             13,547
Sempra Energy                                           1,971             53,887
Williams Companies, Inc.                                4,857            160,038
                                                                      ----------
                                                                       1,042,787

GOLD - 0.10%

Barrick Gold Corp.                                      3,849             58,312
Homestake Mining Company                                2,486             19,266
Placer Dome, Inc.                                       3,187         $   31,233
                                                                      ----------
                                                                         108,811

HEALTHCARE PRODUCTS - 1.60%

Baxter International, Inc.                              5,883            288,267
Johnson & Johnson                                      29,865          1,493,250
                                                                      ----------
                                                                       1,781,517

HEALTHCARE SERVICES - 0.44%

HCA Healthcare Company                                  5,276            238,422
Unitedhealth Group, Inc.                                3,158            195,007
Wellpoint Health Networks, Inc., Class A *                612             57,675
                                                                      ----------
                                                                         491,104

HOMEBUILDERS - 0.04%

Centex Corp.                                              585             23,839
Pulte Corp.                                               409             17,435
                                                                      ----------
                                                                          41,274

HOTELS & RESTAURANTS - 0.70%

Darden Restaurants, Inc.                                1,230             34,317
Hilton Hotels Corp.                                     3,629             42,096
Marriott International, Inc., Class A                   2,355            111,486

McDonalds Corp.                                        12,746            344,907
Starbucks Corp. *                                       3,650             83,950
Starwood Hotels & Resorts SBI, Class B                  1,914             71,354
Tricon Global Restaurants, Inc. *                       1,410             61,899
Wendy's International, Inc.                             1,128             28,809
                                                                      ----------
                                                                         778,818

HOUSEHOLD APPLIANCES - 0.10%

Black & Decker Corp.                                      814             32,120
KB HOME (a)                                               453             13,667
Maytag Corp.                                              761             22,267
Whirlpool Corp.                                           718             44,875
                                                                      ----------
                                                                         112,929

HOUSEHOLD PRODUCTS - 1.26%

Clorox Company                                          2,289             77,483
Colgate-Palmolive Company                               5,465            322,380
Fortune Brands, Inc.                                    1,558             59,765
Newell Rubbermaid, Inc.                                 2,578             64,708
Procter & Gamble Company                               12,745            813,131
Snap-On, Inc.                                             595             14,375
The Stanley Works                                         835             34,970
Tupperware Corp.                                          593             13,894
                                                                      ----------
                                                                       1,400,706


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
INDUSTRIAL MACHINERY - 0.51%

Crane Company                                             583         $   18,073
Cummins Engine, Inc. (a)                                  390             15,093
Deere & Company                                         2,343             88,683
Dover Corp.                                             1,978             74,472
Illinois Tool Works, Inc.                               2,961            187,431
Ingersoll-Rand Company                                  1,571             64,725
Pall Corp.                                              1,215             28,589
Parker-Hannifin Corp.                                   1,259             53,432
Thermo Electron Corp. *                                 1,700             37,434
                                                                      ----------
                                                                         567,932

INSURANCE - 4.10%

AFLAC, Inc.                                             5,190            163,433
Allstate Corp.                                          7,181            315,892
American General Corp.                                  4,943            229,602
American International Group, Inc.                     22,914          1,970,604
Aon Corp.                                               2,699             94,465
Chubb Corp.                                             1,716            132,870
CIGNA Corp.                                             1,481            141,909
Cincinnati Financial Corp.                              1,571             62,055
Conseco, Inc. * (a)                                     3,587             48,963
Hartford Financial Services Group, Inc.                 2,285            156,294
Jefferson-Pilot Corp.                                   1,509             72,915
Lincoln National Corp.                                  1,899             98,273
Loews Corp.                                             1,926            124,092
Marsh & McLennan Companies, Inc.                        2,733            276,033
Metlife, Inc.                                           7,346            227,579
MGIC Investment Corp.                                   1,037             75,328
Progressive Corp.                                         715             96,661
SAFECO Corp.                                            1,256             37,052
St. Paul Companies, Inc.                                2,193            111,163
Torchmark, Inc.                                         1,238             49,780
UNUMProvident Corp. (a)                                 2,348             75,418
                                                                      ----------
                                                                       4,560,381

INTERNATIONAL OIL - 1.51%

Royal Dutch Petroleum Company *                        21,006          1,224,020
Texaco, Inc.                                            5,389            358,907
USX-Marathon Group                                      3,054             90,124
                                                                      ----------
                                                                       1,673,051

INTERNET CONTENT - 0.10%

Yahoo, Inc. *                                           5,805            116,042
                                                                      ----------

INVESTMENT COMPANIES - 0.11%

Stilwell Financial, Inc.                                2,217             74,402
T. Rowe Price Group, Inc.                               1,187             44,382
                                                                      ----------
                                                                         118,784

LEISURE TIME - 2.85%

AOL Time Warner, Inc.*                                 43,584          2,309,952
Brunswick Corp.                                           879             21,122
Carnival Corp., Class A                                 5,806            178,244
Harrahs Entertainment, Inc. *                           1,138             40,172
Hasbro, Inc.                                            1,633             23,597
The Walt Disney Company                                20,510            592,534
                                                                      ----------
                                                                       3,165,621

LIQUOR - 0.38%

Adolph Coors Company, Class B                             361             18,115
Anheuser-Busch Companies, Inc.                          8,825            363,590
Brown Forman Corp., Class B                               669             42,776
                                                                      ----------
                                                                         424,481

                                                    SHARES          VALUE
                                                    ------          -----

MANUFACTURING - 0.40%

Minnesota Mining & Manufacturing Company                3,923         $  447,614
                                                                      ----------

METAL & METAL PRODUCTS - 0.04%

Inco, Ltd. *                                            1,755             30,291
Timken Company                                            605             10,249
                                                                      ----------
                                                                          40,540

MINING - 0.06%

Newmont Mining Corp. (a)                                2,026             37,704
Phelps Dodge Corp.                                        779             32,328
                                                                      ----------
                                                                          70,032

NEWSPAPERS - 0.24%

Dow Jones & Company, Inc.                                 840             50,156
Gannett, Inc.                                           2,596            171,077
Knight-Ridder, Inc. (a)                                   771             45,720
                                                                      ----------
                                                                         266,953

OFFICE FURNISHINGS & SUPPLIES - 0.14%

Avery Dennison Corp.                                    1,118             57,074
Office Depot, Inc. *                                    3,041             31,565
Staples, Inc. *                                         4,398             70,324
                                                                      ----------
                                                                         158,963

PAPER - 0.45%

Boise Cascade Corp.                                       563             19,801
Georgia-Pacific Corp.                                   2,187             74,030
International Paper Company                             4,744            169,361
Mead Corp.                                              1,037             28,144
Potlatch Corp. (a)                                        279              9,600
Westvaco Corp.                                            997             24,217
Weyerhaeuser Company                                    2,160            118,735
Willamette Industries, Inc.                             1,081             53,510
                                                                      ----------
                                                                         497,398

PETROLEUM SERVICES - 0.51%

Apache Corp.                                            1,187             60,240
Baker Hughes, Inc.                                      3,216            107,736
McDermott International, Inc. *                           579              6,745
Rowan Companies, Inc. *                                   925             20,443
Schlumberger, Ltd.                                      5,709            300,579
Tosco Corp.                                             1,564             68,894
                                                                      ----------
                                                                         564,637

PHOTOGRAPHY - 0.12%

Eastman Kodak Company                                   2,864            133,692
                                                                      ----------

PUBLISHING - 0.31%

American Greetings Corp., Class A (a)                     654              7,194
McGraw-Hill Companies, Inc.                             1,909            126,280
Meredith Corp.                                            499             17,869
New York Times Company, Class A                         1,669             70,098
Tribune Company                                         3,040            121,631
                                                                      ----------
                                                                         343,072

RAILROADS & EQUIPMENT - 0.37%

Burlington Northern Santa Fe Corp.                      3,986            120,257
CSX Corp.                                               2,136             77,409
Norfolk Southern Corp.                                  3,741             77,439
Union Pacific Corp.                                     2,437            133,816
                                                                      ----------
                                                                         408,921

RETAIL GROCERY - 0.54%

Albertsons, Inc.                                        3,908            117,201
Kroger Company *                                        8,103            202,575
Safeway, Inc. *                                         5,034            241,632
Winn-Dixie Stores, Inc.                                 1,363             35,615
                                                                      ----------
                                                                         597,023


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
RETAIL TRADE - 5.49%

AutoZone, Inc. * (a)                                    1,236         $   46,350
Bed Bath & Beyond, Inc. *                               2,762             86,174
Best Buy Company, Inc. *                                2,016            128,056
Big Lots, Inc. *                                        1,126             15,404
Circuit City Stores, Inc.                               1,969             35,442
Costco Wholesale Corp. *                                4,409            181,122
CVS Corp.                                               3,851            148,649
Dillards, Inc., Class A                                 1,044             15,942
Dollar General Corp.                                    3,204             62,478
Federated Department Stores, Inc. *                     1,897             80,622
Home Depot, Inc.                                       22,953          1,068,462
J. C. Penney, Inc.                                      2,528             66,638
Kmart Corp. *                                           5,260             60,332
Kohls Corp. *                                           3,367            211,212
Longs Drug Stores Corp.                                   391              8,426
Lowe's Companies, Inc.                                  3,749            271,990
May Department Stores, Inc.                             2,979            102,061
Nordstrom, Inc. (a)                                     1,262             23,410
Radioshack Corp.                                        1,817             55,419
Sears Roebuck & Company                                 3,183            134,673
Target Corp.                                            8,775            303,615
The Gap, Inc.                                           8,512            246,848
The Limited, Inc.                                       4,302             71,069
Tiffany & Company                                       1,409             51,034
TJX Companies, Inc.                                     2,649             84,424
Toys R Us, Inc. *                                       2,003             49,574
Wal-Mart Stores, Inc.                                  43,983          2,146,370
Walgreen Company                                       10,076            344,095
                                                                      ----------
                                                                       6,099,891

SANITARY SERVICES - 0.25%

Allied Waste Industries, Inc. *                         1,968             36,762
Ecolab, Inc.                                            1,233             50,516
Waste Management, Inc.                                  6,102            188,064
                                                                      ----------
                                                                         275,342

SEMICONDUCTORS - 3.67%

Advanced Micro Devices, Inc. *                          3,346             96,632
Altera Corp. *                                          3,955            114,695
Applied Materials, Inc. *                               8,007            393,144
Applied Micro Circuits Corp. *                          3,055             52,546
Broadcom Corp., Class A *                               2,542            108,696
Conexant Systems, Inc. *                                2,241             20,057
Intel Corp.                                            66,180          1,935,765
KLA-Tencor Corp. *                                      1,804            105,480
LSI Logic Corp. *                                       3,413             64,164
Micron Technology, Inc. *                               5,846            240,271
National Semiconductor Corp. *                          1,717             49,999
Novellus Systems, Inc. *                                1,393             79,108
QLogic Corp. * (a)                                        909             58,585
Teradyne, Inc. *                                        1,691             55,972
Texas Instruments, Inc.                                17,069            537,674
Vitesse Semiconductor Corp. *                           1,780             37,451
Xilinx, Inc. *                                          3,204            132,133
                                                                      ----------
                                                                       4,082,372

SOFTWARE - 5.61%

Adobe Systems, Inc.                                     2,329            109,463
Autodesk, Inc.                                            544             20,291
BMC Software, Inc. *                                    2,379             53,623
BroadVision, Inc. * (a)                                 2,711             13,555
Citrix Systems, Inc. *                                  1,811             63,204
Computer Associates International, Inc.                 5,736            206,496
Compuware Corp. *                                       3,634             50,840

                                                    SHARES          VALUE
                                                    ------          -----

SOFTWARE - CONTINUED

Intuit, Inc. *                                          2,130         $   85,179
Mercury Interactive Corp. *                               775             46,422
Microsoft Corp. *                                      52,961          3,866,153
Novell, Inc. *                                          3,194             18,174
Oracle Corp. *                                         55,228          1,049,332
Parametric Technology Corp. *                           2,685             37,563
PeopleSoft, Inc. *                                      2,905            143,013
Siebel Systems, Inc. *                                  4,441            208,283
VERITAS Software Corp. *                                3,882            258,269
                                                                      ----------
                                                                       6,229,860

STEEL - 0.07%

Allegheny Technologies, Inc.                              779             14,092
Nucor Corp.                                               806             39,405
USX-United States Steel Group                             825             16,624
Worthington Industries, Inc.                              867             11,791
                                                                      ----------
                                                                          81,912

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.78%
ADC Telecommunications, Inc. *                          7,527             49,678
Andrew Corp. *                                            792             14,613
Avaya, Inc. *                                           2,676             36,661
Comverse Technology, Inc. * (a)                         1,710             97,641
Corning, Inc. *                                         9,248            154,534
Global Crossing, Ltd. * (a)                             8,585             74,175
JDS Uniphase Corp. *                                   13,218            165,225
Lucent Technologies, Inc.                              33,340            206,708
Nortel Networks Corp. - USD                            31,559            286,871
QUALCOMM, Inc. *                                        7,437            434,916
Scientific-Atlanta, Inc.                                1,548             62,849
Tellabs, Inc. *                                         4,072             78,915
Verizon Communications                                 26,604          1,423,314
                                                                      ----------
                                                                       3,086,100

TELEPHONE - 3.77%

Alltel Corp.                                            3,099            189,845
AT&T Corp.,                                            33,933            746,526
BellSouth Corp.                                        18,405            741,169
CenturyTel, Inc.                                        1,371             41,541
Citizens Communications Company * (a)                   2,630             31,639
Qwest Communications International, Inc.               16,325            520,278
SBC Communications, Inc.                               33,135          1,327,388
Sprint Corp. (FON Group)                                8,700            185,832
WorldCom, Inc. *                                       28,399            403,266
                                                                      ----------
                                                                       4,187,484

TIRES & RUBBER - 0.05%

Cooper Tire & Rubber Company                              681              9,670
Goodyear Tire &  Rubber Company                         1,527             42,756
                                                                      ----------
                                                                          52,426

TOBACCO - 1.03%

Philip Morris Companies, Inc.                          21,634          1,097,926
UST, Inc.                                               1,655             47,763
                                                                      ----------
                                                                       1,145,689

TOYS, AMUSEMENTS & SPORTING GOODS - 0.17%

Mattel, Inc.                                            4,121             77,969
NIKE, Inc., Class B                                     2,652            111,358
                                                                      ----------
                                                                         189,327

TRANSPORTATION - 0.13%

Harley Davidson, Inc.                                   2,960            139,357
                                                                      ----------

TRUCKING & FREIGHT - 0.13%

Fedex Corp. *                                           2,978            119,716
Navistar International Corp. *                            579             16,287


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
TRUCKING & FREIGHT - CONTINUED
Ryder Systems, Inc.                                     558       $     10,937
                                                                  ------------
                                                                       146,940

TOTAL COMMON STOCKS
(Cost: $107,446,273)                                              $108,513,785
                                                                  ------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                    ------            -----
SHORT TERM INVESTMENTS - 2.34%
Navigator Securities Lending
  Trust, 4.19%                                 $  1,924,680       $  1,924,680
United States Treasury Bills
  3.73% due 07/12/2001 ****                         675,000            674,386
                                                                  ------------
                                                                  $  2,599,066
TOTAL INVESTMENTS (EQUITY INDEX TRUST)
(Cost: $110,045,339)                                              $111,112,851
                                                                  ============


TACTICAL ALLOCATION TRUST
                                                     SHARES          VALUE
                                                     ------          -----
COMMON STOCKS - 98.23%
ADVERTISING - 0.10%
Interpublic Group Companies, Inc                      2,200       $     64,570
                                                                  ------------

AEROSPACE - 1.52%
B.F. Goodrich Company                                   600             22,788
Boeing Company                                        5,100            283,560
General Dynamics Corp.                                1,200             93,372
Honeywell International, Inc.                         4,700            164,453
Lockheed Martin Corp.                                 2,500             92,625
Northrop Grumman Corp.                                  500             40,050
Raytheon Company                                      2,100             55,755
Textron, Inc.                                           800             44,032
United Technologies Corp.                             2,700            197,802
                                                                  ------------
                                                                       994,437
AIR TRAVEL - 0.24%
AMR Corp. *                                             900             32,517
Delta Air Lines, Inc.                                   700             30,856
Southwest Airlines Company                            4,400             81,356
US Airways Group, Inc. *                                400              9,720
                                                                  ------------
                                                                       154,449

ALUMINUM - 0.43%
Alcan Aluminum, Ltd.-USD                              1,900             79,838
Alcoa, Inc.                                           5,100            200,940
                                                                  ------------
                                                                       280,778

APPAREL & TEXTILES - 0.13%
Cintas Corp.                                          1,000             46,250
Liz Claiborne, Inc.                                     300             15,135
V. F. Corp.                                             700             25,466
                                                                  ------------
                                                                        86,851

AUTO PARTS - 0.36%
Dana Corp.                                            1,000             23,340
Danaher Corp.                                           800             44,800
Delphi Automotive Systems Corp.                       3,400             54,162
Eaton Corp.                                             400             28,040
Genuine Parts Company                                 1,100             34,650
TRW, Inc.                                               800             32,800
Visteon Corp.                                           900             16,542
                                                                  ------------
                                                                       234,334

AUTOMOBILES - 0.76%
Ford Motor Company                                   10,700       $    262,685
General Motors Corp.                                  3,200            205,920
PACCAR, Inc.                                            500             25,710
                                                                  ------------
                                                                       494,315

BANKING - 5.57%
AmSouth BanCorp                                       2,200             40,678
Bank America Corp.                                    9,300            558,279
Bank of New York, Inc.                                4,300            206,400
Bank One Corp.                                        6,800            243,440
BB&T Corp.                                            2,400             88,080
Comerica, Inc.                                        1,100             63,360
Fifth Third Bancorp                                   3,300            198,165
First Union Corp.                                     5,700            199,158
FleetBoston Financial Corp.                           6,300            248,535
Huntington Bancshares, Inc.                           1,700             27,795
KeyCorp                                               2,600             67,730
MBNA Corp.                                            5,000            164,750
National City Corp.                                   3,500            107,730
Northern Trust Corp.                                  1,300             81,250
PNC Bank Corp.                                        1,700            111,843
Southtrust Corp.                                      2,000             52,000
SunTrust Banks, Inc.                                  1,700            110,126
Union Planters Corp.                                    900             39,240
US  Bancorp                                          11,100            252,969
Wachovia Corp.                                        1,200             85,380
Washington Mutual, Inc.                               5,100            191,505
Wells Fargo & Company                                10,000            464,300
Zions BanCorp                                           600             35,400
                                                                  ------------
                                                                     3,638,113

BIOTECHNOLOGY - 2.12%
Amgen, Inc. *                                         6,100            370,148
Biogen, Inc. *                                          900             48,924
Chiron Corp. *                                        1,100             56,100
MedImmune, Inc. *                                     1,200             56,640
Merck & Company, Inc.                                13,300            850,003
                                                                  ------------
                                                                     1,381,815

BROADCASTING - 1.60%
Clear Channel Communications *                        3,400            213,180
Comcast Corp., Class A *                              5,500            238,700
Univision Communications, Inc.,                       1,200             51,336
  Class A *
Viacom, Inc., Class B *                              10,400            538,200
                                                                  ------------
                                                                     1,041,416

BUSINESS SERVICES - 2.65%
Automatic Data Processing, Inc.                       3,600            178,920
Cendant Corp. *                                       5,000             97,500
Computer Sciences Corp. *                             1,000             34,600
Convergys Corp. *                                     1,000             30,250
Electronic Data Systems Corp.                         2,700            168,750
First Data Corp.                                      2,300            147,775
Fiserv, Inc. *                                          700             44,786
Fluor Corp.                                             500             22,575
H & R Block, Inc.                                       500             32,275
ITT Industries, Inc.                                    600             26,550
NCR Corp. *                                             600             28,200
Omnicom Group, Inc.                                   1,100             94,600
Paychex, Inc.                                         2,200             88,000
R.R. Donnelley & Sons Company                           800             23,760
Robert Half International, Inc. *                     1,100             27,379
Sapient Corp. *                                         700              6,825

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
BUSINESS SERVICES - CONTINUED
TMP Worldwide, Inc. *                                  600        $     36,000
Tyco International, Ltd.                            11,300             615,850
Unisys Corp. *                                       1,900              27,949
                                                                  ------------
                                                                     1,732,544

CHEMICALS - 1.13%
Air Products & Chemicals, Inc.,                      1,400              64,050
Dow Chemical Company                                 5,300             176,225
E.I. Du Pont De Nemours & Company                    6,100             294,264
Eastman Chemical Company                               500              23,815
Engelhard Corp.                                        800              20,632
PPG Industries, Inc.                                 1,000              52,570
Praxair, Inc.                                        1,000              47,000
Rohm & Haas Company                                  1,300              42,770
Sigma-Aldrich Corp.                                    500              19,310
                                                                  ------------
                                                                       740,636

CELLULAR COMMUNICATIONS - 0.32%
Nextel Communications, Inc., Class A *               4,500              78,750
Sprint Corp. (PCS Group), Series  1 *                5,500             132,825
                                                                  ------------
                                                                       211,575

COMPUTERS & BUSINESS EQUIPMENT - 6.02%
Apple Computer, Inc. *                               2,100              48,825
Cabletron Systems, Inc. *                            1,100              25,135
Cisco Systems, Inc. *                               42,600             775,320
Compaq Computer Corp.                                9,800             151,802
Dell Computer Corp. *                               15,100             394,865
EMC Corp. *                                         12,800             371,840
Gateway, Inc. *                                      1,900              31,255
Hewlett-Packard Company                             11,300             323,180
IBM Corp.                                           10,100           1,141,300
Lexmark International Group, Inc., Class A *           800              53,800
Maxim Integrated Products, Inc. *                    1,900              83,999
Network Appliance, Inc. *                            1,900              26,030
Palm, Inc. *                                         3,300              20,031
Pitney Bowes, Inc.                                   1,500              63,180
Sabre Group Holdings, Inc. *                           800              40,000
Sanmina Corp. *                                      1,900              44,479
Sun Microsystems, Inc. *                            19,000             298,680
Xerox Corp. *                                        4,100              39,237
                                                                  ------------
                                                                     3,932,958

CONSTRUCTION MATERIALS - 0.19%
Masco Corp.                                          2,800              69,888
Sherwin-Williams Company                             1,000              22,200
Vulcan Materials Company                               600              32,250
                                                                  ------------
                                                                       124,338

CONSTRUCTION & MINING EQUIPMENT - 0.24%
Caterpillar, Inc.                                     2,000            100,100
Nabors Industries, Inc. *                               900             33,480
Noble Drilling Corp. *                                  800             26,200
                                                                  ------------
                                                                       159,780

CONTAINERS & GLASS - 0.08%
Pactiv Corp. *                                        1,100             14,740
Sealed Air Corp. *                                      500             18,625
Temple-Inland, Inc.                                     300             15,987
                                                                  ------------
                                                                        49,352

COSMETICS & TOILETRIES - 0.68%
Alberto Culver Company, Class B                         400             16,816
Avon Products, Inc.                                   1,400             64,792
Gillette Company                                      6,100            176,839
International Flavors &                                 600             15,078
  Fragrances, Inc.
Kimberly-Clark Corp.                                  3,100            173,290
                                                                  ------------
                                                                       446,815

CRUDE PETROLEUM & NATURAL GAS - 0.47%
Burlington Resources, Inc.                            1,200             47,940
Conoco, Inc., Class B                                 3,600            104,040
Occidental Petroleum Corp.                            2,200             58,498
Sunoco, Inc.                                            600             21,978
Transocean Offshore, Inc.                             1,800             74,250
                                                                  ------------
                                                                       306,706

DOMESTIC OIL - 3.94%
Amerada Hess Corp.                                      500             40,400
Anadarko Petroleum Corp.                              1,500             81,045
Ashland, Inc.                                           500             20,050
Chevron Corp.                                         3,700            334,850
Devon Energy Corp.                                      800             42,000
EOG Resources, Inc.                                     700             24,885
Exxon Mobil Corp.                                    20,100          1,755,735
Freeport McMoran Copper &
  Gold, Inc., Class B *                               1,000             11,050
Halliburton Company                                   2,500             89,000
Kerr-McGee Corp.                                        600             39,762
Phillips Petroleum Company                            1,500             85,500
Unocal Corp.                                          1,500             51,225
                                                                  ------------
                                                                     2,575,502

DRUGS & HEALTH CARE - 8.39%
Abbott Laboratories,                                  9,000            432,090
Aetna United States Healthcare,                         900             23,283
  Inc. *
Allergan, Inc.                                          800             68,400
American Home Products Corp.,                         7,600            444,144
Applera Corp.                                         1,200             32,100
Bausch & Lomb, Inc.                                     300             10,872
Becton Dickinson & Company                            1,500             53,685
Biomet, Inc. *                                        1,000             48,060
Boston Scientific Corp. *                             2,300             39,100
Bristol-Myers Squibb Company                         11,300            590,990
C.R. Bard, Inc.                                         300             17,085
Cardinal Health, Inc.                                 2,600            179,400
Eli Lilly & Company                                   6,500            481,000
Forest Laboratories, Inc. *                           1,000             71,000
Guidant Corp. *                                       1,800             64,800
HEALTHSOUTH Corp. *                                   2,300             36,731
Humana, Inc. *                                        1,000              9,850
IMS Health, Inc.                                      1,700             48,450
King Pharmaceuticals, Inc. *                          1,000             53,750
Manor Care, Inc. *                                      600             19,050
McKesson HBOC, Inc.                                   1,700             63,104
Medtronic, Inc.                                       7,000            322,070
Pfizer, Inc.                                         36,700          1,469,835
Pharmacia & Upjohn, Inc.                              7,600            349,220
Quintiles Transnational Corp. *                         700             17,675
Schering-Plough Corp.                                 8,500            308,040
St. Jude Medical, Inc. *                                500             30,000
Stryker Corp.                                         1,100             60,335
Tenet Healthcare Corp. *                              1,900             98,021
Watson Pharmaceuticals, Inc. *                          600             36,984
                                                                  ------------
                                                                     5,479,124

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
ELECTRICAL EQUIPMENT - 4.88%
American Power Conversion  Corp. *                    1,200       $     18,900
Cooper Industries, Inc.                                 600             23,754
Emerson Electric Company                              2,500            151,250
General Electric Company                             57,800          2,817,750
Johnson Controls, Inc.                                  500             36,235
Millipore Corp.                                         300             18,594
Molex, Inc.                                           1,100             40,183
Power One, Inc. *                                       500              8,320
Symbol Technologies, Inc.                             1,300             28,860
Tektronix, Inc. *                                       600             16,290
W.W. Grainger, Inc.                                     600             24,696
                                                                  ------------
                                                                     3,184,832

ELECTRIC UTILITIES - 2.61%
AES Corp. *                                           3,100            133,455
Allegheny Energy, Inc.                                  700             33,775
Ameren Corp.                                            800             34,160
American Electric Power, Inc.                         1,900             87,723
Calpine Corp. *                                       1,700             64,260
Cinergy Corp.                                         1,000             34,950
CMS Energy Corp.                                        800             22,280
Consolidated Edison, Inc.                             1,300             51,740
Constellation Energy Group, Inc.                      1,000             42,600
Dominion Resources, Inc.                              1,400             84,182
DTE Energy Company                                    1,000             46,440
Duke Energy Company                                   4,500            175,545
Edison International *                                1,900             21,185
Entergy Corp.                                         1,300             49,907
Exelon Corp.                                          1,900            121,828
FirstEnergy Corp.                                     1,400             45,024
FPI Group, Inc.                                       1,000             60,210
GPU, Inc.                                               800             28,120
Mirant Corp.*                                         2,000             68,800
Niagara Mohawk Holdings, Inc. *                       1,000             17,690
PG&E Corp. *                                          2,300             25,760
Pinnacle West Capital Corp.                             500             23,700
PPL Corp.                                               800             44,000
Progress Energy, Inc.                                 1,200             53,904
Progress Energy, Inc. - CVO *                           200                 90
Public Service Enterprise                             1,200             58,680
  Group, Inc.
Reliant Energy, Inc.                                  1,700             54,757
Southern Company                                      4,000             93,000
TXU Corp.                                             1,500             72,285
Xcel Energy, Inc.                                     2,000             56,900
                                                                  ------------
                                                                     1,706,950

ELECTRONICS - 0.97%
Agilent Technologies, Inc. *                          2,700             87,750
Analog Devices, Inc. *                                2,100             90,825
Jabil Circuit, Inc. *                                 1,100             33,946
Linear Technology Corp.                               1,900             84,018
Motorola, Inc.                                       12,800            211,968
PerkinElmer, Inc.                                       600             16,518
Rockwell International Corp.                          1,100             41,932
Solectron Corp. *                                     3,800             69,540
                                                                  ------------
                                                                       636,497

ENERGY - 0.14%
Dynegy, Inc., Class A                                 1,900             88,350
                                                                  ------------

FINANCIAL SERVICES - 8.18%
Ambac Financial Group, Inc.                             600             34,920
American Express Company,                             7,700            298,760
Bear Stearns Companies, Inc.                            600             35,382
Capital One Financial Corp.                           1,200             72,000
Charles Schwab Corp.                                  8,000            122,400
Charter One Financial, Inc.                           1,300             41,470
Citigroup, Inc.                                      29,200          1,542,928
Concord EFS, Inc. *                                   1,400             72,814
Countrywide Credit Industries, Inc.                     700             32,116
Equifax, Inc.                                           900             33,012
Federal Home Loan Mortgage Corp.                      4,000            280,000
Federal National Mortgage                             5,800            493,870
  Association
Franklin Resources, Inc.                              1,500             68,655
Golden West Financial Corp.                             900             57,816
Household International, Inc.                         2,700            180,090
J. P. Morgan Chase & Company                         11,500            512,900
John Hancock Financial Services                       1,800             72,468
Lehman Brothers Holdings, Inc.                        1,400            108,850
MBIA, Inc.                                              900             50,112
Mellon Financial Corp.                                2,800            128,800
Merrill Lynch & Company, Inc.                         4,900            290,325
Moodys Corp.                                            900             30,150
Morgan Stanley Dean Witter &                          6,500            417,495
  Company
Providian Financial Corp.                             1,700            100,640
Regions Financial Corp.                               1,400             44,800
State Street Corp.                                    1,900             94,031
Synovus Financial Corp.                               1,700             53,346
USA Education, Inc.                                   1,000             73,000
                                                                  ------------
                                                                     5,343,150

FOOD & BEVERAGES - 3.27%
Archer-Daniels-Midland Company                        3,700             48,100
Campbell Soup Company                                 2,400             61,800
Coca-Cola Enterprises, Inc.                           2,500             40,875
ConAgra, Inc.                                         3,200             63,392
General Mills, Inc.                                   1,700             74,426
H.J. Heinz Company                                    2,100             85,869
Hershey Foods Corp.                                     800             49,368
Kellogg Company                                       2,400             69,600
Pepsi Bottling Group, Inc.                              900             36,090
PepsiCo, Inc.                                         8,500            375,700
Quaker Oats Company                                     800             73,000
Ralston Purina Company                                1,800             54,036
Sara Lee Corp.                                        4,600             87,124
SYSCO Corp.                                           3,900            105,885
The Coca-Cola Company                                14,500            652,500
Unilever NV                                           3,300            196,581
Wm. Wrigley Jr. Company                               1,300             60,905
                                                                  ------------
                                                                     2,135,251

FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc.                                 1,200             26,436
                                                                  ------------

GAS & PIPELINE UTILITIES - 0.91%
El Paso Corp.                                         3,000            157,620
Enron Corp.                                           4,300            210,700
Keyspan Corp.                                           900             32,832
Kinder Morgan, Inc.                                     700             35,175
NiSource, Inc.                                        1,200             32,796
Sempra Energy                                         1,200             32,808
Williams Companies, Inc.                              2,800             92,260
                                                                  ------------
                                                                       594,191

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
GOLD - 0.10%
Barrick Gold Corp.                                    2,600       $     39,390
Placer Dome, Inc.                                     2,300             22,540
                                                                  ------------
                                                                        61,930

HEALTHCARE PRODUCTS - 1.60%
Baxter International, Inc.                            3,400            166,600
Johnson & Johnson                                    17,574            878,700
                                                                  ------------
                                                                     1,045,300

HEALTHCARE SERVICES - 0.44%
HCA Healthcare Company                                3,100            140,089
Unitedhealth Group, Inc.                              1,800            111,150
Wellpoint Health Networks, Inc.,                        400             37,696
  Class A *
                                                                  ------------
                                                                       288,935

HOMEBUILDERS - 0.03%
Centex Corp.                                            400             16,300
                                                                  ------------

HOTELS & RESTAURANTS - 0.72%
Darden Restaurants, Inc.                                700             19,530
Hilton Hotels Corp.                                   2,300             26,680
Marriott International, Inc.,                         1,400             66,276
  Class A
McDonalds Corp.                                       7,500            202,950
Starbucks Corp. *                                     2,200             50,600
Starwood Hotels & Resorts SBI,                        1,200             44,736
  Class B
Tricon Global Restaurants, Inc. *                       900             39,510
Wendy's International, Inc.                             700             17,878
                                                                  ------------
                                                                       468,160

HOUSEHOLD APPLIANCES - 0.09%
Black & Decker Corp.                                    500             19,730
Maytag Corp.                                            500             14,630
Whirlpool Corp.                                         400             25,000
                                                                  ------------
                                                                        59,360

HOUSEHOLD PRODUCTS - 1.26%
Clorox Company                                        1,400             47,390
Colgate-Palmolive Company                             3,300            194,667
Fortune Brands, Inc.                                  1,000             38,360
Newell Rubbermaid, Inc.                               1,600             40,160
Procter & Gamble Company                              7,500            478,500
The Stanley Works                                       600             25,128
                                                                  ------------
                                                                       824,205

INDUSTRIAL MACHINERY - 0.50%
Deere & Company                                       1,400             52,990
Dover Corp.                                           1,200             45,180
Illinois Tool Works, Inc.                             1,800            113,940
Ingersoll-Rand Company                                1,000             41,200
Pall Corp.                                              800             18,824
Parker-Hannifin Corp.                                   700             29,708
Thermo Electron Corp. *                               1,100             24,222
                                                                  ------------
                                                                       326,064

INSURANCE - 4.10%
AFLAC, Inc.                                           3,000             94,470
Allstate Corp.                                        4,200            184,758
American General Corp.                                2,900            134,705
American International Group, Inc.                   13,500          1,161,000
Aon Corp.                                             1,500             52,500
Chubb Corp.                                           1,000             77,430
CIGNA Corp.                                             900             86,238
Cincinnati Financial Corp.                            1,000             39,500
Conseco, Inc. *                                       2,000             27,300
Hartford Financial Services                           1,400             95,760
  Group, Inc.
Jefferson-Pilot Corp.                                   900             43,488
Lincoln National Corp.                                1,100             56,925
Loews Corp.                                           1,100             70,873
Marsh & McLennan Companies, Inc.                      1,600            161,600
Metlife, Inc.                                         4,300            133,214
MGIC Investment Corp.                                   600             43,584
Progressive Corp.                                       400             54,076
SAFECO Corp.                                            800             23,600
St. Paul Companies, Inc.                              1,200             60,828
Torchmark, Inc.                                         700             28,147
UNUMProvident Corp.                                   1,400             44,968
                                                                  ------------
                                                                     2,674,964

INTERNATIONAL OIL - 1.53%
Royal Dutch Petroleum Company-NY                     12,500            728,375
  Shares *
Texaco, Inc.                                          3,200            213,120
USX-Marathon Group                                    1,900             56,069
                                                                  ------------
                                                                       997,564

INTERNET CONTENT - 0.10%
Yahoo, Inc. *                                         3,300             65,967
                                                                  ------------

INVESTMENT COMPANIES - 0.11%
Stilwell Financial, Inc.                              1,300             43,628
T. Rowe Price Group, Inc.                               700             26,173
                                                                  ------------
                                                                        69,801

LEISURE TIME - 2.88%
AOL Time Warner, Inc.*                               25,800          1,367,400
Brunswick Corp.                                         600             14,418
Carnival Corp., Class A                               3,400            104,380
Harrahs Entertainment, Inc. *                           700             24,710
Hasbro, Inc.                                          1,100             15,895
The Walt Disney Company                              12,200            352,458
                                                                  ------------
                                                                     1,879,261

LIQUOR - 0.37%
Anheuser-Busch Companies, Inc.                        5,200            214,240
Brown Forman Corp., Class B                             400             25,576
                                                                  ------------
                                                                       239,816

MANUFACTURING - 0.40%
Minnesota Mining & Manufacturing Company              2,300            262,430
                                                                  ------------

METAL & METAL PRODUCTS - 0.03%
Inco, Ltd. *                                          1,200             20,712
                                                                  ------------

MINING - 0.07%
Newmont Mining Corp.                                  1,300             24,193
Phelps Dodge Corp.                                      500             20,750
                                                                  ------------
                                                                        44,943

NEWSPAPERS - 0.25%
Dow Jones & Company, Inc.                               500             29,855
Gannett, Inc.                                         1,600            105,440
Knight-Ridder, Inc.                                     500             29,650
                                                                  ------------
                                                                       164,945

OFFICE FURNISHINGS & SUPPLIES - 0.15%
Avery Dennison Corp.                                    700             35,735
Office Depot, Inc. *                                  1,800             18,684
Staples, Inc. *                                       2,700             43,173
                                                                  ------------
                                                                        97,592

PAPER - 0.45%
Georgia-Pacific Corp.                                 1,400             47,390
International Paper Company                           2,900            103,530
Mead Corp.                                              700             18,998
Westvaco Corp.                                          800             19,432

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
PAPER - CONTINUED
Weyerhaeuser Company                                  1,300       $     71,461
Willamette Industries, Inc.                             700             34,650
                                                                  ------------
                                                                       295,461

PETROLEUM SERVICES - 0.50%
Apache Corp.                                            700             35,525
Baker Hughes, Inc.                                    2,000             67,000
Rowan Companies, Inc. *                                 600             13,260
Schlumberger, Ltd.                                    3,300            173,745
Tosco Corp.                                             900             39,645
                                                                  ------------
                                                                       329,175

PHOTOGRAPHY - 0.12%
Eastman Kodak Company                                 1,700             79,356
                                                                  ------------

PUBLISHING - 0.30%
McGraw-Hill Companies, Inc.                           1,200             79,380
New York Times Company, Class A                       1,000             42,000
Tribune Company                                       1,800             72,018
                                                                  ------------
                                                                       193,398

RAILROADS & EQUIPMENT - 0.38%
Burlington Northern Santa Fe                          2,300             69,391
  Corp
CSX Corp.                                             1,300             47,112
Norfolk Southern Corp.                                2,300             47,610
Union Pacific Corp.                                   1,500             82,365
                                                                  ------------
                                                                       246,478

RETAIL GROCERY - 0.54%
Albertsons, Inc.                                      2,400             71,976
Kroger Company *                                      4,700            117,500
Safeway, Inc. *                                       2,900            139,200
Winn-Dixie Stores, Inc.                                 800             20,904
                                                                  ------------
                                                                       349,580

RETAIL TRADE - 5.52%
AutoZone, Inc. *                                        700             26,250
Bed Bath & Beyond, Inc. *                             1,700             53,040
Best Buy Company, Inc. *                              1,200             76,224
Big Lots, Inc. *                                        700              9,576
Circuit City Stores, Inc.                             1,200             21,600
Costco Wholesale Corp. *                              2,600            106,808
CVS Corp.                                             2,300             88,780
Dollar General Corp.                                  1,900             37,050
Federated Department Stores,                          1,200             51,000
  Inc. *
Home Depot, Inc.                                     13,600            633,080
J. C. Penney, Inc.                                    1,600             42,176
Kmart Corp. *                                         2,900             33,263
Kohls Corp. *                                         1,900            119,187
Lowe's Companies, Inc.                                2,200            159,610
May Department Stores, Inc.                           1,800             61,668
Nordstrom, Inc.                                         800             14,840
Radioshack Corp.                                      1,100             33,550
Sears Roebuck & Company                               2,000             84,620
Target Corp.                                          5,200            179,920
The Gap, Inc.                                         5,000            145,000
The Limited, Inc.                                     2,500             41,300
Tiffany & Company                                       900             32,598
TJX Companies, Inc.                                   1,600             50,992
Toys R Us, Inc. *                                     1,200             29,700
Wal-Mart Stores, Inc.                                26,000          1,268,800
Walgreen Company                                      5,900            201,485
                                                                  ------------
                                                                     3,602,117

SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. *                       1,200             22,416
Ecolab, Inc.                                            800             32,776
Waste Management, Inc.                                3,600            110,952
                                                                  ------------
                                                                       166,144

SEMICONDUCTORS - 3.70%
Advanced Micro Devices, Inc. *                        2,000             57,760
Altera Corp. *                                        2,300             66,700
Applied Materials, Inc. *                             4,700            230,770
Applied Micro Circuits Corp. *                        1,800             30,960
Broadcom Corp., Class A *                             1,500             64,140
Conexant Systems, Inc. *                              1,500             13,425
Intel Corp.                                          39,200          1,146,600
KLA-Tencor Corp. *                                    1,100             64,317
LSI Logic Corp. *                                     2,100             39,480
Micron Technology, Inc. *                             3,500            143,850
National Semiconductor Corp. *                        1,000             29,120
Novellus Systems, Inc. *                                800             45,432
QLogic Corp. *                                          500             32,225
Teradyne, Inc. *                                      1,000             33,100
Texas Instruments, Inc.                              10,100            318,150
Vitesse Semiconductor Corp. *                         1,100             23,144
Xilinx, Inc. *                                        1,900             78,356
                                                                  ------------
                                                                     2,417,529

SOFTWARE - 5.64%
Adobe Systems, Inc.                                   1,400             65,800
Autodesk, Inc.                                          300             11,190
BMC Software, Inc. *                                  1,400             31,556
BroadVision, Inc. *                                   1,600              8,000
Citrix Systems, Inc. *                                1,100             38,390
Computer Associates                                   3,400            122,400
  International, Inc.
Compuware Corp. *                                     2,100             29,379
Intuit, Inc. *                                        1,200             47,988
Mercury Interactive Corp. *                             500             29,950
Microsoft Corp. *                                    31,300          2,284,900
Novell, Inc. *                                        1,900             10,811
Oracle Corp. *                                       32,700            621,300
Parametric Technology Corp. *                         1,500             20,985
PeopleSoft, Inc. *                                    1,700             83,691
Siebel Systems, Inc. *                                2,600            121,940
VERITAS Software Corp. *                              2,300            153,019
                                                                  ------------
                                                                     3,681,299

STEEL - 0.06%
Nucor Corp.                                             500             24,445
USX-United States Steel Group                           700             14,105
                                                                  ------------
                                                                        38,550

TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 2.80%
ADC Telecommunications, Inc. *                        4,600             30,360
Andrew Corp. *                                          500              9,225
Avaya, Inc. *                                         1,700             23,290
Comverse Technology, Inc. *                           1,000             57,100
Corning, Inc. *                                       5,400             90,234
Global Crossing, Ltd. *                               5,200             44,928
JDS Uniphase Corp. *                                  7,700             96,250
Lucent Technologies, Inc.                            19,900            123,380
Nortel Networks Corp. - USD                          18,500            168,165
QUALCOMM, Inc. *                                      4,400            257,312
Scientific-Atlanta, Inc.                              1,000             40,600
Tellabs, Inc. *                                       2,400             46,512
Verizon Communications                               15,700            839,950
                                                                  ------------
                                                                     1,827,306

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
TELEPHONE - 3.80%
Alltel Corp.                                          1,800       $    110,268
AT&T Corp.,                                          20,100            442,200
BellSouth Corp.                                      10,900            438,943
CenturyTel, Inc.                                        900             27,270
Citizens Communications Company *                     1,700             20,451
Qwest Communications                                  9,700            309,139
  International, Inc.
SBC Communications, Inc.                             19,600            785,176
Sprint Corp. (FON Group)                              5,200            111,072
WorldCom, Inc. *                                     16,800            238,560
                                                                  ------------
                                                                     2,483,079

TIRES & RUBBER - 0.04%
Goodyear Tire &  Rubber Company                       1,000             28,000
                                                                  ------------

TOBACCO - 1.04%
Philip Morris Companies, Inc.                        12,800            649,600
UST, Inc.                                             1,000             28,860
                                                                  ------------
                                                                       678,460

TOYS, AMUSEMENTS &
  SPORTING GOODS - 0.18%
Mattel, Inc.                                          2,500             47,300
NIKE, Inc., Class B                                   1,600             67,184
                                                                  ------------
                                                                       114,484

TRANSPORTATION - 0.13%
Harley Davidson, Inc.                                 1,800             84,744
                                                                  ------------

TRUCKING & FREIGHT - 0.11%
Fedex Corp. *                                         1,800             72,360
                                                                  ------------

TOTAL COMMON STOCKS
(Cost: $68,990,444)                                               $ 64,141,834
                                                                  ------------

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----
REPURCHASE AGREEMENTS - 1.77%
Repurchase Agreement with
  State Street Corp., dated
  06/29/2001 at 2.75%, to be
  repurchased at $1,158,265
  on 07/02/2001,
  collateralized by $900,000
  U.S. Treasury Bond, 8.75%
  due 05/15/2017 (valued at $
  1,182,593, including
  interest).                                       $1,158,000     $  1,158,000
                                                                  ------------

TOTAL INVESTMENTS   (TACTICAL ALLOCATION
TRUST)  (Cost: $70,148,444)                                       $ 65,299,834
                                                                  ============

FUNDAMENTAL VALUE TRUST

                                                     SHARES           VALUE
                                                     ------           -----
COMMON STOCKS - 87.43%
BANKING - 3.54%
Bank One Corp.                                        7,800       $    279,240
Wells Fargo & Company                                15,000            696,450
                                                                  ------------
                                                                       975,690

BIOTECHNOLOGY - 3.44%
Merck & Company, Inc.                                14,800            945,868
                                                                  ------------

BUSINESS SERVICES - 6.15%
Dun & Bradstreet Corp. *                              3,900            109,980
First Data Corp.                                        400             25,700
Tyco International, Ltd.                             28,600          1,558,700
                                                                  ------------
                                                                     1,694,380

COMPUTERS & BUSINESS EQUIPMENT - 3.59%
Hewlett-Packard Company                              17,400       $    497,640
Lexmark International Group, Inc., Class A *          7,300            490,925
                                                                  ------------
                                                                       988,565
CONSTRUCTION MATERIALS - 3.90%
Martin Marietta Materials,                            2,900            143,521
Inc.
Masco Corp.                                          28,900            721,344
Vulcan Materials Company                              3,900            209,625
                                                                  ------------
                                                                     1,074,490

CONTAINERS & GLASS - 1.34%
Sealed Air Corp. *                                    9,900            368,775
                                                                  ------------

COSMETICS & TOILETRIES - 0.23%
Gillette Company                                      2,200             63,778
                                                                  ------------

DOMESTIC OIL - 3.10%
Devon Energy Corp.                                    5,400            283,500
EOG Resources, Inc.                                   5,000            177,750
Phillips Petroleum Company                            6,900            393,300
                                                                  ------------
                                                                       854,550

DRUGS & HEALTH CARE - 7.10%
American Home Products Corp.,                        11,300            660,372
Bristol-Myers Squibb Company                         13,100            685,130
Eli Lilly & Company                                   7,600            562,400
Pharmacia & Upjohn, Inc.                              1,000             45,950
                                                                  ------------
                                                                     1,953,852

ELECTRICAL EQUIPMENT - 0.37%
Molex, Inc.                                           2,800            102,284
                                                                  ------------

ELECTRONICS - 0.70%
Agilent Technologies, Inc. *                          2,900             94,250
Rockwell International Corp.                          2,600             99,112
                                                                  ------------
                                                                       193,362

FINANCIAL SERVICES - 21.04%
American Express Company,                            29,800          1,156,240
Citigroup, Inc.                                      20,600          1,088,504
Federal Home Loan Mortgage Corp.                      7,500            525,000
Golden West Financial Corp.                           8,500            546,040
Household International, Inc.                        19,400          1,293,980
Moodys Corp.                                          6,500            217,750
Morgan Stanley Dean Witter & Company                  7,400            475,302
Providian Financial Corp.                             8,300            491,360
                                                                  ------------
                                                                     5,794,176

FOOD & BEVERAGES - 0.90%
General Mills, Inc.                                   2,600            113,828
Kraft Foods, Inc., Class A *                          4,300            133,300
                                                                  ------------
                                                                       247,128

GAS & PIPELINE UTILITIES - 0.75%
Kinder Morgan, Inc.                                   4,100            206,025
                                                                  ------------

HOTELS & RESTAURANTS - 2.63%
Marriott International, Inc.,
Class A                                               5,200            246,168
McDonalds Corp.                                      17,700            478,962
                                                                  ------------
                                                                       725,130

INDUSTRIAL MACHINERY - 0.90%
Dover Corp.                                           6,600            248,490
                                                                  ------------
INSURANCE - 8.73%
American International Group, Inc.                   11,400            980,400
Aon Corp.                                             3,500            122,500
Berkshire Hathaway, Inc., Class A *                       4            277,600

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
INSURANCE - CONTINUED
Chubb Corp.                                           1,500       $    116,145
Loews Corp.                                           2,100            135,303
Progressive Corp.                                     2,600            351,494
Sun Life Financial Services
Canada, Inc.                                          1,700             40,375
Transatlantic Holdings, Inc.                          3,100            379,781
                                                                  ------------
                                                                     2,403,598

INVESTMENT COMPANIES - 0.56%
Stilwell Financial, Inc.                              4,600            154,376
                                                                  ------------

MANUFACTURING - 1.87%
Minnesota Mining &
Manufacturing Company                                 4,500            513,450
                                                                  ------------

NEWSPAPERS - 0.47%
Dow Jones & Company, Inc.                               500             29,855
Gannett, Inc.                                         1,500             98,850
                                                                  ------------
                                                                       128,705

PUBLISHING - 0.45%
Tribune Company                                       3,100            124,031
                                                                  ------------

REAL ESTATE - 1.02%
Avalon Bay Communities, Inc.                            300             14,025
CenterPoint Properties Trust                          5,300            266,060
                                                                  ------------
                                                                       280,085

RETAIL TRADE - 3.60%
Costco Wholesale Corp. *                             20,300            833,924
Radioshack Corp.                                      5,200            158,600
                                                                  ------------
                                                                       992,524

SEMICONDUCTORS - 2.11%
Agere Systems, Inc., Class A *                       45,800            343,500
Intel Corp.                                           2,800             81,900
Texas Instruments, Inc.                               4,900            154,350
                                                                  ------------
                                                                       579,750

SOFTWARE - 0.58%
BMC Software, Inc. *                                  6,300            142,002
Novell, Inc. *                                        3,100             17,639
                                                                  ------------
                                                                       159,641

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 2.08%
Loral Space & Communications *                          700              1,960
Lucent Technologies, Inc.                             9,700             60,140
Tellabs, Inc. *                                      22,300            432,174
Tycom, Ltd. *                                         4,600             79,120
                                                                  ------------
                                                                       573,394

TOBACCO - 3.80%
Philip Morris Companies, Inc.                        20,600          1,045,450
                                                                  ------------
TRUCKING & FREIGHT - 2.48%
United Parcel Service, Inc., Class B                 11,800            682,040
                                                                  ------------

TOTAL COMMON STOCKS
(Cost: $24,629,061)                                               $ 24,073,587
                                                                  ============

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                  -----------     -----
SHORT TERM INVESTMENTS - 12.57%
Federal Home Loan Bank Discount
Note, 3.94% due 07/02/2001                        $3,462,000      $  3,461,621
                                                                  ------------
TOTAL INVESTMENTS   (FUNDAMENTAL VALUE TRUST)
(Cost: $28,090,682)                                               $ 27,535,208
                                                                  ============

GROWTH & INCOME TRUST
                                                   SHARES          VALUE
                                                 -----------      -----------
COMMON STOCKS - 99.14%
AEROSPACE - 1.79%
Boeing Company                                      290,000       $ 16,124,000
United Technologies Corp.                           417,200         30,564,072
                                                                  ------------
                                                                    46,688,072

AIR TRAVEL - 0.50%
Delta Air Lines, Inc.                               297,000         13,091,760
                                                                  ------------

ALUMINUM - 1.41%
Alcoa, Inc.                                         933,200         36,768,080
                                                                  ------------

BANKING - 3.70%
Bank One Corp.                                      719,300         25,750,940
US  Bancorp                                       1,744,331         39,753,303
Wells Fargo & Company                               668,300         31,029,169
                                                                  ------------
                                                                    96,533,412

BIOTECHNOLOGY - 1.69%
Immunex Corp. *                                     259,600          4,607,900
Merck & Company, Inc.                               620,900         39,681,719
                                                                  ------------
                                                                    44,289,619

BROADCASTING - 1.92%
AT&T Corp. Liberty Media Group, Class
  A *                                             1,694,200         29,631,558
Viacom, Inc., Class B *                             395,902         20,487,929
                                                                  ------------
                                                                    50,119,487

BUSINESS SERVICES - 2.95%
Automatic Data Processing,
  Inc                                               580,000         28,826,000
Computer Sciences Corp. *                           315,700         10,923,220
Tyco International, Ltd.                            682,600         37,201,700
                                                                  ------------
                                                                    76,950,920

CHEMICALS - 2.09%
Dow Chemical Company                                750,500         24,954,125
E.I. Du Pont De Nemours & Company                   612,300         29,537,352
                                                                  ------------
                                                                    54,491,477

COMPUTERS & BUSINESS EQUIPMENT - 6.50%
Cisco Systems, Inc. *                             2,416,200         43,974,840
Dell Computer Corp. *                               960,200         25,109,230
EMC Corp. *                                         593,100         17,229,555
Hewlett-Packard Company                             784,500         22,436,700
IBM Corp.                                           539,300         60,940,900
                                                                  ------------
                                                                   169,691,225

COSMETICS & TOILETRIES - 1.26%
Kimberly-Clark Corp.                                587,600         32,846,840
                                                                  ------------
DOMESTIC OIL - 4.95%
Chevron Corp.                                       359,200         32,507,600
Exxon Mobil Corp.                                 1,108,300         96,810,005
                                                                  ------------
                                                                   129,317,605

DRUGS & HEALTH CARE - 9.37%
Abbott Laboratories                                 766,800         36,814,068
American Home Products Corp.,                       838,900         49,025,316
Bristol-Myers Squibb Company                        603,200         31,547,360
Pfizer, Inc.                                      1,516,675         60,742,834
Pharmacia & Upjohn, Inc.                            997,419         45,831,403
Schering-Plough Corp.                               575,000         20,838,000
                                                                  ------------
                                                                   244,798,981

ELECTRICAL EQUIPMENT - 4.77%
Emerson Electric Company                            340,300         20,588,150
General Electric Company                          2,131,700        103,920,375
                                                                  ------------
                                                                   124,508,525

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
ELECTRIC UTILITIES - 2.20%
Exelon Corp.                                        323,987     $   20,774,046
FPI Group, Inc.                                     610,000         36,728,100
                                                                --------------
                                                                    57,502,146

ELECTRONICS - 2.31%
General Motors Corp., Class H *                     879,100         17,801,775
Motorola, Inc.                                    1,620,500         26,835,480
Solectron Corp. *                                   860,300         15,743,490
                                                                --------------
                                                                    60,380,745

FINANCIAL SERVICES - 7.99%
Citigroup, Inc.                                   1,847,965         97,646,471
Goldman Sachs Group, Inc.                           310,400         26,632,320
J. P. Morgan Chase & Company                        788,950         35,187,170
Merrill Lynch & Company, Inc.                       833,300         49,373,025
                                                                --------------
                                                                   208,838,986

FOOD & BEVERAGES - 3.04%
PepsiCo, Inc.                                       984,000         43,492,800
The Coca-Cola Company                               795,900         35,815,500
                                                                --------------
                                                                    79,308,300

GAS & PIPELINE UTILITIES - 0.85%
El Paso Corp.                                       423,700         22,261,198
                                                                --------------
HEALTHCARE PRODUCTS - 2.98%
Baxter International, Inc.                          853,700         41,831,300
Johnson & Johnson                                   722,800         36,140,000
                                                                --------------
                                                                    77,971,300

HEALTHCARE SERVICES - 1.10%
HCA Healthcare Company                              638,600         28,858,334
                                                                --------------
HOTELS & RESTAURANTS - 0.95%
McDonalds Corp.                                     917,100         24,816,726
                                                                --------------
HOUSEHOLD PRODUCTS - 1.42%
Procter & Gamble Company                            580,400         37,029,520
                                                                --------------
INDUSTRIAL MACHINERY - 0.85%
Illinois Tool Works, Inc.                           351,400         22,243,620
                                                                --------------
INSURANCE - 4.42%
American International Group, Inc.                  713,475         61,358,850
Marsh & McLennan Companies, Inc.                    534,800         54,014,800
                                                                --------------
                                                                   115,373,650

INTERNATIONAL OIL - 1.49%
Royal Dutch Petroleum Company-NY
  Shares *                                          666,900         38,860,263
                                                                --------------

LEISURE TIME - 2.47%
AOL Time Warner, Inc.*                            1,219,700         64,644,100
                                                                --------------
MANUFACTURING - 1.23%
Minnesota Mining & Manufacturing
  Company                                           281,600         32,130,560
                                                                --------------

NEWSPAPERS - 1.43%
Gannett, Inc.                                       567,300         37,385,070
                                                                --------------
PETROLEUM SERVICES - 1.23%
Schlumberger, Ltd.                                  608,200         32,021,730
                                                                --------------
RETAIL GROCERY - 0.54%
Safeway, Inc. *                                     293,300         14,078,400
                                                                --------------
RETAIL TRADE - 4.19%
Home Depot, Inc.                                    802,800       $ 37,370,340
Wal-Mart Stores, Inc.                             1,478,900         72,170,320
                                                                --------------
                                                                   109,540,660

SANITARY SERVICES - 0.80%
Waste Management, Inc.                              679,100         20,929,862
                                                                --------------
SEMICONDUCTORS - 2.89%
Intel Corp.                                       1,727,500         50,529,375
Teradyne, Inc. *                                    438,600         14,517,660
Texas Instruments, Inc.                             330,000         10,395,000
                                                                --------------
                                                                    75,442,035

SOFTWARE - 6.77%
I2 Technologies, Inc. *                             309,900          6,136,020
Microsoft Corp. *                                 1,555,100        113,522,300
Oracle Corp. *                                    1,126,300         21,399,700
VeriSign, Inc. *                                    357,727         21,467,197
VERITAS Software Corp. *                            214,900         14,297,297
                                                                --------------
                                                                   176,822,514

TELECOMMUNICATIONS EQUIPMENT &
    SERVICES - 2.03%
Tellabs, Inc. *                                     307,800          5,965,164
Verizon Communications                              878,998         47,026,393
                                                                --------------
                                                                    52,991,557

TELEPHONE - 3.06%
SBC Communications, Inc.                          1,146,800         45,940,808
WorldCom, Inc. *                                  2,388,550         33,917,410
                                                                --------------
                                                                    79,858,218

TOTAL COMMON STOCKS
(Cost: $2,109,155,577)                                          $2,589,385,497
                                                                --------------

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----
REPURCHASE AGREEMENTS - 0.86%
Repurchase Agreement with Banque
  Paribas, dated 6/29/2001 at 3.94%,
  to be repurchased at 22,507,388
  on 07/02/2001, collateralized by
  17,410,000 U.S. Treasury
  Bonds, 8.75% due 05/17/2017
  (valued at 22,967,112,
  including interest)                             $22,500,000   $   22,500,000
                                                                --------------
TOTAL INVESTMENTS   (GROWTH & INCOME TRUST)
(Cost: $2,131,655,577)                                          $2,611,885,497
                                                                ==============


U. S. LARGE CAP VALUE TRUST

                                                    SHARES          VALUE
                                                    ------          -----
COMMON STOCKS - 94.33%
ADVERTISING - 0.20%
Interpublic Group Companies, Inc.                    31,200       $    915,720
                                                                  ------------
AEROSPACE - 1.55%
Raytheon Company                                     34,400            913,320
United Technologies Corp.                            83,400          6,109,884
                                                                --------------
                                                                     7,023,204

ALUMINUM - 0.96%
Alcoa, Inc.                                         111,100          4,377,340
                                                                --------------

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
APPAREL & TEXTILES - 0.37%
V. F. Corp.                                          45,900       $  1,669,842
                                                                  ------------
AUTO SERVICES - 0.32%
AutoNation, Inc. *                                  125,000          1,450,000
                                                                  ------------

BANKING - 6.05%
Bank America Corp.                                  159,100          9,550,773
Bank One Corp.                                      212,200          7,596,760
Washington Mutual, Inc.                             184,200          6,916,710
Wells Fargo & Company                                73,500          3,412,605
                                                                  ------------
                                                                    27,476,848

BROADCASTING - 5.37%
AT&T Corp. Liberty Media Group, Class A *           389,600          6,814,104
Cablevision Systems Corp., Class A *                 56,700          3,316,950
Cablevision Systems Corp.-Rainbow
  Media Group *                                      83,350          2,150,430
Charter Communications, Inc.,
  Class A *                                         147,000          3,432,450
USA Networks, Inc. *                                114,900          3,217,200
Viacom, Inc., Class A *                              23,000          1,219,920
Viacom, Inc., Class B *                              82,100          4,248,675
                                                                  ------------
                                                                    24,399,729

BUSINESS SERVICES - 3.55%
Fluor Corp.                                         106,700          4,817,505
Kinder Morgan Management LLC *                       23,900          1,637,150
Robert Half International, Inc.*                     51,000          1,269,390
TMP Worldwide, Inc. *                                40,100          2,406,000
Tyco International, Ltd.                            110,400          6,016,800
                                                                  ------------
                                                                    16,146,845

CHEMICALS - 0.41%
Air Products & Chemicals, Inc.,                       9,900            452,925
Dow Chemical Company                                 42,000          1,396,500
                                                                  ------------
                                                                     1,849,425

CELLULAR COMMUNICATIONS - 2.31%
Nokia Corp., ADR                                    329,200          7,255,568
Sprint Corp. (PCS Group), Series 1 *                133,500          3,224,025
                                                                  ------------
                                                                    10,479,593

COMPUTERS & BUSINESS EQUIPMENT - 3.27%
Brocade Communications Systems,                      74,100          3,259,659
  Inc. *
Cisco Systems, Inc. *                               312,300          5,683,860
Compaq Computer Corp.                                69,100          1,070,359
Hewlett-Packard Company                             117,200          3,351,920
IBM Corp.                                            13,200          1,491,600
                                                                  ------------
                                                                    14,857,398

CRUDE PETROLEUM & NATURAL GAS - 0.27%
Transocean Offshore, Inc.                            30,000          1,237,500
                                                                  ------------

DOMESTIC OIL - 1.77%
Exxon Mobil Corp.                                    75,200          6,568,720
Unocal Corp.                                         43,600          1,488,940
                                                                  ------------
                                                                     8,057,660

DRUGS & HEALTH CARE - 10.51%
Applera Corp.                                       123,300          3,298,275
Astrazeneca PLC, ADR                                273,000         12,762,750
Becton Dickinson & Company                           70,100          2,508,879
Forest Laboratories, Inc. *                         103,000          7,313,000
Guidant Corp. *                                     102,349          3,684,564
Medtronic, Inc.                                      85,800          3,947,658
Pacificare Health Systems *                          15,200            247,760
Pfizer, Inc.                                        301,600         12,079,080
Quintiles Transnational Corp. *                      76,000          1,919,000
                                                                  ------------
                                                                    47,760,966

ELECTRICAL EQUIPMENT - 1.36%
Emerson Electric Company                             73,400          4,440,700
General Electric Company                              4,400            214,500
Sony Corp.                                           23,200          1,526,560
                                                                  ------------
                                                                     6,181,760

ELECTRIC UTILITIES - 2.92%
AES Corp. *                                         117,000          5,036,850
Cinergy Corp.                                        90,500          3,162,975
Edison International *                              286,100          3,190,015
Northeast Utilities                                  90,900          1,886,175
                                                                  ------------
                                                                    13,276,015

ELECTRONICS - 1.95%
Agilent Technologies, Inc. *                        141,704          4,605,380
General Motors Corp., Class H *                     114,100          2,310,525
Konnklijke Philips
  Electronics N V                                    67,700          1,789,311
Linear Technology Corp.                               3,800            168,036
                                                                  ------------
                                                                     8,873,252

ENERGY - 0.26%
NRG Energy, Inc.                                     53,000          1,170,240
                                                                  ------------

FINANCIAL SERVICES - 4.53%
Citigroup, Inc.                                      74,956          3,960,675
Goldman Sachs Group, Inc.                            15,000          1,287,000
Household International, Inc.                        63,300          4,222,110
USA Education, Inc.                                 152,600         11,139,800
                                                                  ------------
                                                                    20,609,585

FOOD & BEVERAGES - 6.12%
Campbell Soup Company                               211,400          5,443,550
General Mills, Inc.                                 101,600          4,448,048
H.J. Heinz Company                                   56,900          2,326,641
Kellogg Company                                     346,800         10,057,200
Kraft Foods, Inc., Class A *                         61,200          1,897,200
PepsiCo, Inc.                                        82,000          3,624,400
                                                                  ------------
                                                                    27,797,039

GAS & PIPELINE UTILITIES - 1.33%
Williams Companies, Inc.                            183,500          6,046,325
                                                                  ------------

HOTELS & RESTAURANTS - 0.49%
McDonalds Corp.                                      82,000          2,218,920
                                                                  ------------

HOUSEHOLD PRODUCTS - 0.97%
Clorox Company                                      130,500          4,417,425
                                                                  ------------

INDUSTRIAL MACHINERY - 2.36%
Dover Corp.                                          61,900          2,330,535
Illinois Tool Works, Inc.                           132,300          8,374,590
                                                                  ------------
                                                                    10,705,125

INSURANCE - 4.86%
Allstate Corp.                                       85,000          3,739,150
American International Group,
  Inc.                                               27,187          2,338,082
Berkshire Hathaway, Inc.,
  Class A *                                              56          3,886,400
Cincinnati Financial Corp.                           60,200          2,377,900
Hartford Financial Services
  Group, Inc.                                        33,700          2,305,080
Jefferson-Pilot Corp.                                48,450          2,341,104
PMI Group, Inc.                                      39,000          2,794,740
XL Capital, Ltd., A Shares                           28,000          2,298,800
                                                                  ------------
                                                                    22,081,256

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
INTERNATIONAL OIL - 1.54%
Royal Dutch Petroleum Company-NY Shares *            34,000       $  1,981,180
The Shell Transport & Trading Company PLC            99,500          5,008,830
                                                                  ------------
                                                                     6,990,010

INTERNET CONTENT - 0.34%
DoubleClick, Inc. *                                 109,800          1,532,808
                                                                  ------------
INTERNET RETAIL - 0.04%
Amazon.com, Inc. *                                   13,500            191,025
                                                                  ------------
INTERNET SOFTWARE - 0.36%
Macromedia, Inc. *                                   66,300          1,193,400
WebMethods, Inc. *                                   21,500            455,370
                                                                  ------------
                                                                     1,648,770

LEISURE TIME - 3.25%
AOL Time Warner, Inc.*                              160,200          8,490,600
Carnival Corp., Class A                             116,800          3,585,760
Hasbro, Inc.                                         86,400          1,248,480
The Walt Disney Company                              50,400          1,456,056
                                                                  ------------
                                                                    14,780,896

LIQUOR - 0.75%
Anheuser-Busch Companies, Inc.                       83,000          3,419,600
                                                                  ------------
NEWSPAPERS - 0.18%
Knight-Ridder, Inc.                                  14,100            836,130
                                                                  ------------

PETROLEUM SERVICES - 1.60%
Baker Hughes, Inc.                                  138,100          4,626,350
Weatherford International, Inc. *                    54,800          2,630,400
                                                                  ------------
                                                                     7,256,750

RAILROADS & EQUIPMENT - 0.87%
Canadian National Railway Company-USD                42,000          1,701,000
Union Pacific Corp.                                  41,400          2,273,274
                                                                  ------------
                                                                     3,974,274

REAL ESTATE - 0.60%
IndyMac Mortgage Holdings, Inc. *                   102,000          2,733,600
                                                                  ------------

RETAIL TRADE - 4.42%
Circuit City Stores, Inc.                           110,700          1,992,600
Dollar General Corp.                                 74,800          1,458,600
Lowe's Companies, Inc.                              178,200         12,928,410
The Gap, Inc.                                        18,800            545,200
Wal-Mart Stores, Inc.                                33,000          1,610,400
Williams Sonoma, Inc. *                              39,600          1,537,272
                                                                  ------------
                                                                    20,072,482

SANITARY SERVICES - 0.32%
Ecolab, Inc.                                         35,000          1,433,950
                                                                  ------------

SEMICONDUCTORS - 9.06%
Advanced Micro Devices, Inc. *                       47,000          1,357,360
Agere Systems, Inc., Class A *                       45,600            342,000
Altera Corp. *                                       57,600          1,670,400
Applied Materials, Inc. *                           208,400         10,232,440
Bookham Technology PLC, ADR *                        21,000             60,900
Broadcom Corp., Class A *                            46,800          2,001,168
Credence Systems Corp. *                             72,300          1,752,552
Intel Corp.                                          59,900          1,752,075
Intersil Holding Corp., Class A *                    53,600          1,951,040
KLA-Tencor Corp. *                                   91,000          5,320,770
MIPS Technologies, Inc. *                            21,400            370,220
MIPS Technologies, Inc., Class B *                   22,000            211,200
Novellus Systems, Inc. *                             34,600          1,964,934
PMC-Sierra, Inc. *                                   76,000          2,361,320
Teradyne, Inc. *                                    137,600          4,554,560
Texas Instruments, Inc.                             123,320          3,884,580
Virata Corp. *                                          300              3,555
Xilinx, Inc. *                                       33,600          1,385,664
                                                                  ------------
                                                                    41,176,738

SOFTWARE - 3.79%
Cadence Design Systems, Inc. *                       61,200          1,140,156
Checkfree Corp. *                                   116,500          4,085,655
Micromuse, Inc. *                                    32,300            904,077
Microsoft Corp. *                                    65,000          4,745,000
PeopleSoft, Inc. *                                   31,500          1,550,745
VeriSign, Inc. *                                     80,200          4,812,802
                                                                  ------------
                                                                    17,238,435

TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 1.08%
Cox Communications, Inc., Class A *                  60,400          2,675,720
L.M. Ericsson Telefonaktiebolaget,
  ADR, Class B                                       94,500            512,190
Newport Corp.                                        10,500            278,250
Tycom, Ltd. *                                        54,400            935,680
Williams Communications Group, Inc.*                149,410            440,759
WorldCom, Inc.-MCI Group                              2,728             43,921
                                                                  ------------
                                                                     4,886,520

TELEPHONE - 1.29%
AT&T Corp.,                                         140,000          3,080,000
SBC Communications, Inc.                             36,500          1,462,190
Sprint Corp. (FON Group)                             16,700            356,712
WorldCom, Inc. *                                     68,200            968,440
                                                                  ------------
                                                                     5,867,342

TOBACCO - 0.51%
Philip Morris Companies, Inc.                        46,000          2,334,500
                                                                  ------------

TRUCKING & FREIGHT - 0.27%
Navistar International Corp. *                       43,000          1,209,590
                                                                  ------------

TOTAL COMMON STOCKS
(Cost: $412,644,683)                                              $428,662,432
                                                                  ============

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----
CORPORATE BONDS - 0.31%
INTERNET RETAIL - 0.31%
Amazon.com, Inc.,
  4.75% due 02/01/2009                           $  3,022,000     $  1,425,478
                                                                  ------------
TOTAL CORPORATE BONDS
(Cost: $1,985,820)                                                $  1,425,478
                                                                  ============


REPURCHASE AGREEMENTS - 5.36%
Repurchase Agreement with State
  Street Corp., dated
  06/29/2001 at 2.75%, to be
  repurchased at $24,347,578 on
  07/02/2001, collateralized by
  $23,775,000 U.S. Treasury
  Bonds, 6.125% due 11/15/2027
  (valued at $24,829,778,
  including interest).                           $ 24,342,000     $ 24,342,000
                                                                  ------------

TOTAL INVESTMENTS   (U.S. LARGE CAP VALUE
Trust)  (Cost: $438,972,503)                                      $454,429,910
                                                                  ============

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

EQUITY-INCOME TRUST

                                                  SHARES               VALUE
                                                  ------               -----
COMMON STOCKS - 93.53%
AEROSPACE - 3.00%
Honeywell International, Inc.                      426,200        $ 14,912,738
Lockheed Martin Corp.                              509,700          18,884,385
                                                                  ------------
                                                                    33,797,123

AUTO PARTS - 1.70%
Dana Corp.                                          64,000           1,493,760
Eaton Corp.                                         80,700           5,657,070
Genuine Parts Company                              295,650           9,312,975
TRW, Inc.                                           66,100           2,710,100
                                                                  ------------
                                                                    19,173,905

AUTOMOBILES - 0.51%
Ford Motor Company                                 233,200           5,725,060
                                                                  ------------

BANKING - 5.75%
Bank America Corp.                                 164,900           9,898,947
Bank One Corp.                                     377,300          13,507,340
FleetBoston Financial Corp.                        431,060          17,005,317
Mercantile Bankshares Corp.                        170,550           6,673,621
National City Corp.                                202,700           6,239,106
US  Bancorp                                        129,800           2,958,142
Wells Fargo & Company                              181,300           8,417,759
                                                                  ------------
                                                                    64,700,232

BUILDING MATERIALS & CONSTRUCTION - 0.03%
Armstrong Holdings, Inc. * (a)                      90,300             320,565
                                                                  ------------

BUSINESS SERVICES - 1.89%
Dun & Bradstreet Corp. *                           129,650           3,656,130
H & R Block, Inc.                                  114,700           7,403,885
R.R. Donnelley & Sons Company                      256,400           7,615,080
Unisys Corp. *                                     172,000           2,530,120
                                                                  ------------
                                                                    21,205,215

CHEMICALS - 2.97%
Dow Chemical Company                               211,100           7,019,075
E.I. Du Pont De Nemours & Company                  302,500          14,592,600
Great Lakes Chemical Corp. (a)                     229,000           7,064,650
Hercules, Inc. *                                   414,200           4,680,460
                                                                  ------------
                                                                    33,356,785

COMPUTERS & BUSINESS EQUIPMENT - 1.33%
Compaq Computer Corp.                              266,700           4,131,183
Hewlett-Packard Company                            267,600           7,653,360
Xerox Corp. * (a)                                  336,300           3,218,391
                                                                  ------------
                                                                    15,002,934

COSMETICS & TOILETRIES - 2.20%
Gillette Company                                   373,400          10,824,866
International Flavors & Fragrances, Inc.           323,300           8,124,529
Kimberly-Clark Corp.                               104,100           5,819,190
                                                                  ------------
                                                                    24,768,585

DOMESTIC OIL - 5.89%
Amerada Hess Corp.                                 127,900          10,334,320
Chevron Corp.                                      178,000          16,109,000
Exxon Mobil Corp.                                  327,145          28,576,116
Unocal Corp.                                       329,900          11,266,085
                                                                  ------------
                                                                    66,285,521

DRUGS & HEALTH CARE - 5.13%
Abbott Laboratories,                               210,000          10,082,100
American Home Products Corp.,                      309,500          18,087,180
Becton Dickinson & Company                         219,000           7,838,010
Bristol-Myers Squibb Company                       186,600           9,759,180
Pharmacia & Upjohn, Inc.                            71,464           3,283,771
Schering-Plough Corp.                              237,600           8,610,624
                                                                  ------------
                                                                    57,660,865

ELECTRICAL EQUIPMENT - 1.04%
Cooper Industries, Inc.                            103,300           4,089,647
Hubbell, Inc., Class B                             261,700           7,589,300
                                                                  ------------
                                                                    11,678,947

ELECTRIC UTILITIES - 2.79%
Duke Energy Company                                125,000           4,876,250
Exelon Corp.                                       153,525           9,844,023
FirstEnergy Corp. (a)                              227,475           7,315,596
Mirant Corp. *                                      18,366             631,790
Niagara Mohawk Holdings, Inc. *                    234,600           4,150,074
Southern Company                                   196,800           4,575,600
                                                                  ------------
                                                                    31,393,333

ELECTRONICS - 1.60%
Motorola, Inc.                                     450,200           7,455,312
Rockwell International Corp.                       275,200          10,490,624
                                                                  ------------
                                                                    17,945,936

FINANCIAL SERVICES - 6.71%
Citigroup, Inc.                                    267,764          14,148,650
Federal National Mortgage Association              179,300          15,267,395
J. P. Morgan Chase & Company                       290,400          12,951,840
Mellon Financial Corp.                             556,600          25,603,600
Moodys Corp.                                       223,900           7,500,650
                                                                  ------------
                                                                    75,472,135

FOOD & BEVERAGES - 4.30%
Campbell Soup Company                              252,700           6,507,025
General Mills, Inc.                                251,600          11,015,048
H.J. Heinz Company                                 190,800           7,801,812
Hershey Foods Corp.                                210,400          12,983,784
Kellogg Company                                    114,800           3,329,200
McCormick & Company, Inc.                          158,900           6,676,978
                                                                  ------------
                                                                    48,313,847

HOTELS & RESTAURANTS - 2.56%
Hilton Hotels Corp.                                606,100           7,030,760
McDonalds Corp.                                    341,200           9,232,872
Starwood Hotels & Resorts SBI,
  Class B                                          336,071          12,528,727
                                                                  ------------
                                                                    28,792,359

HOUSEHOLD APPLIANCES - 0.38%
Black & Decker Corp.                               108,500           4,281,410
                                                                  ------------

HOUSEHOLD PRODUCTS - 3.45%
Clorox Company                                     222,700           7,538,395
Fortune Brands, Inc.                               279,100          10,706,276
Newell Rubbermaid, Inc.                             79,900           2,005,490
Procter & Gamble Company                           157,200          10,029,360
The Stanley Works                                  202,600           8,484,888
                                                                  ------------
                                                                    38,764,409

INDUSTRIAL MACHINERY - 0.90%
Pall Corp.                                         429,000          10,094,370
                                                                  ------------

INSURANCE - 6.30%
American General Corp.                             359,000          16,675,550
Aon Corp.                                          177,000           6,195,000
Chubb Corp.                                        157,700          12,210,711
Lincoln National Corp.                             166,400           8,611,200
SAFECO Corp.                                       252,800           7,457,600

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
INSURANCE - CONTINUED
St. Paul Companies, Inc.                           123,748        $  6,272,786
UNUMProvident Corp. (a)                            419,600          13,477,552
                                                                --------------
                                                                    70,900,399

INTERNATIONAL OIL - 3.28%
Royal Dutch Petroleum Company-NY
  Shares *                                         222,200          12,947,594
Texaco, Inc.                                       266,700          17,762,220
USX-Marathon Group                                 210,500           6,211,855
                                                                --------------
                                                                    36,921,669

LEISURE TIME - 1.64%
Hasbro, Inc. (a)                                   509,500           7,362,275
The Walt Disney Company                            383,600          11,082,204
                                                                --------------
                                                                    18,444,479

LIQUOR - 0.89%
Brown Forman Corp., Class B                        157,200          10,051,368
                                                                --------------

MANUFACTURING - 1.23%
Minnesota Mining & Manufacturing
  Company                                          121,300          13,840,330
                                                                --------------

MINING - 0.39%
Phelps Dodge Corp.                                 105,600           4,382,400
                                                                --------------

NEWSPAPERS - 1.76%
Dow Jones & Company, Inc.                          130,900           7,816,039
Knight-Ridder, Inc. (a)                            202,400          12,002,320
                                                                --------------
                                                                    19,818,359

PAPER - 1.51%
International Paper Company                        389,255          13,896,404
Mead Corp.                                         112,500           3,053,250
                                                                --------------
                                                                    16,949,654

PETROLEUM SERVICES - 2.13%
Baker Hughes, Inc.                                 113,800           3,812,300
BP Amoco PLC, ADR                                  404,560          20,167,316
                                                                --------------
                                                                    23,979,616

PHOTOGRAPHY - 0.99%
Eastman Kodak Company                              238,900          11,151,852
                                                                --------------

PUBLISHING - 0.19%
Readers Digest Association, Inc.,
  Class A                                           73,800           2,121,750
                                                                --------------

RAILROADS & EQUIPMENT - 2.39%
Norfolk Southern Corp.                             417,900           8,650,530
Union Pacific Corp.                                331,900          18,224,629
                                                                --------------
                                                                    26,875,159

REAL ESTATE - 1.54%
Rouse Company                                      263,400           7,546,410
Simon Property Group, Inc.                         328,000           9,830,160
                                                                --------------
                                                                    17,376,570

RETAIL GROCERY - 0.18%
Albertsons, Inc.                                    67,800           2,033,322
                                                                --------------

RETAIL TRADE - 2.38%
J. C. Penney, Inc.                                 180,400           4,755,344
May Department Stores, Inc.                        255,450           8,751,717
Toys R Us, Inc. *                                  534,300          13,223,925
                                                                --------------
                                                                    26,730,986

SANITARY SERVICES - 1.36%
Waste Management, Inc.                             494,832          15,250,722
                                                                --------------
SEMICONDUCTORS - 1.54%
Agere Systems, Inc., Class A *                     635,000           4,762,500
Axcelis Technologies, Inc. *                        28,125             416,250
Intel Corp.                                        156,500           4,577,625
Texas Instruments, Inc.                            239,400           7,541,100
                                                                --------------
                                                                    17,297,475

SOFTWARE - 0.92%
BMC Software, Inc. *                                16,500             371,910
Microsoft Corp. *                                  136,100           9,935,300
                                                                --------------
                                                                    10,307,210

TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 1.96%
Corning, Inc. *                                    190,000           3,174,900
Lucent Technologies, Inc.                          238,500           1,478,700
Verizon Communications                             325,336          17,405,476
                                                                --------------
                                                                    22,059,076

TELEPHONE - 4.99%
Alltel Corp.                                       234,800          14,383,848
AT&T Corp.,                                        401,250           8,827,500
BellSouth Corp.                                    255,800          10,301,066
SBC Communications, Inc.                           360,264          14,432,176
Sprint Corp. (FON Group)                           380,700           8,131,752
                                                                --------------
                                                                    56,076,342

TOBACCO - 1.83%
Philip Morris Companies, Inc.                      183,600           9,317,700
UST, Inc. (a)                                      390,200          11,261,172
                                                                --------------
                                                                    20,578,872

TOTAL COMMON STOCKS
(Cost: $952,501,288)                                            $1,051,881,146
                                                                --------------

                                                 PRINCIPAL
                                                  AMOUNT              VALUE
                                                  ------              -----
SHORT TERM INVESTMENTS - 4.86%
Navigator Securities Lending
  Trust, 4.19%                                 $27,528,045      $   27,528,045
T. Rowe Price Reserve Investor Fund             27,117,650          27,117,650
                                                                --------------
                                                                $   54,645,695


REPURCHASE AGREEMENTS - 1.61%
Repurchase Agreement with
  State Street Corp., dated
  6/29/2001 at 2.75%, to be
  repurchased at $18,127,153
  on 7/2/2001, collateralized
  by $12,295,000 U.S.
  Treasury Bonds 12.5% due
  8/15/2014 (valued at $18,488,606,
  including interest)                          $18,123,000      $   18,123,000
                                                                --------------

TOTAL INVESTMENTS   (EQUITY-INCOME TRUST)
(Cost: $1,025,269,983)                                          $1,124,649,841
                                                                ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

INCOME & VALUE TRUST
                                                  SHARES               VALUE
                                                  ------               -----
COMMON STOCKS - 61.01%
ADVERTISING - 0.14%
Interpublic Group Companies, Inc.                   29,000        $    851,150
                                                                  ------------

AEROSPACE - 0.97%
United Technologies Corp.                           81,800           5,992,668
                                                                  ------------
ALUMINUM - 0.49%
Alcoa, Inc.                                         76,500           3,014,100
                                                                  ------------

APPAREL & TEXTILES - 0.47%
V. F. Corp.                                         79,400           2,888,572
                                                                  ------------

BANKING - 4.03%
Bank America Corp.                                 136,100           8,170,083
Bank One Corp.                                     191,400           6,852,120
Washington Mutual, Inc.                            180,000           6,759,000
Wells Fargo & Company                               65,300           3,031,879
                                                                  ------------
                                                                    24,813,082

BROADCASTING - 3.30%
Adelphia Communications Corp., Class A * (a)         4,100             168,100
AT&T Corp. Liberty Media Group, Class A *          372,500           6,515,025
Cablevision Systems Corp., Class  A *               63,500           3,714,750
Cablevision Systems Corp.-Rainbow Media
  Group * (a)                                       70,950           1,830,510
Fox Entertainment Group, Inc., Class A *            15,900             443,610
USA Networks, Inc. *                                99,000           2,772,000
Viacom, Inc., Class A *                             92,000           4,879,680
                                                                  ------------
                                                                    20,323,675

BUSINESS SERVICES - 2.21%
Fluor Corp.                                         90,700           4,095,105
Kinder Morgan Management LLC *                      20,700           1,417,950
Robert Half International, Inc. *                   44,800           1,115,072
TMP Worldwide, Inc. * (a)                           34,000           2,040,000
Tyco International, Ltd.                            90,400           4,926,800
                                                                  ------------
                                                                    13,594,927

CHEMICALS - 0.23%
Air Products & Chemicals, Inc.,                      8,500             388,875
Dow Chemical Company                                31,000           1,030,750
                                                                  ------------
                                                                     1,419,625

CELLULAR COMMUNICATIONS - 1.43%
Nextel International, Inc. *                           576                 959
Nokia Corp., ADR                                   274,200           6,043,368
Sprint Corp. (PCS Group),
  Series 1 * (a)                                   112,600           2,719,290
                                                                  ------------
                                                                     8,763,617

COMPUTERS & BUSINESS EQUIPMENT - 2.08%
Brocade Communications Systems, Inc. *              64,900           2,854,951
Cisco Systems, Inc. *                              261,000           4,750,200
Compaq Computer Corp.                               54,200             839,558
Hewlett-Packard Company                             98,200           2,808,520
IBM Corp.                                           13,800           1,559,400
                                                                  ------------
                                                                    12,812,629

DOMESTIC OIL - 1.07%
Exxon Mobil Corp.                                   62,200           5,433,170
Unocal Corp.                                        34,000           1,161,100
                                                                  ------------
                                                                     6,594,270

DRUGS & HEALTH CARE - 7.55%
Applera Corp.                                      108,600        $  2,905,050
Astrazeneca PLC, ADR (a)                           247,200          11,556,600
Becton Dickinson & Company                          63,454           2,271,019
Forest Laboratories, Inc. *                         93,600           6,645,600
Guidant Corp. *                                     88,963           3,202,668
Medtronic, Inc.                                    126,000           5,797,260
Pacificare Health Systems * (a)                     18,500             301,550
Pfizer, Inc.                                       264,000          10,573,200
Quintiles Transnational Corp. *                    126,000           3,181,500
                                                                  ------------
                                                                    46,434,447

ELECTRICAL EQUIPMENT - 1.01%
Emerson Electric Company                            60,500           3,660,250
General Electric Company                            22,700           1,106,625
Sony Corp. (a)                                      22,200           1,460,760
                                                                  ------------
                                                                     6,227,635

ELECTRIC UTILITIES - 1.87%
AES Corp. *                                        101,900           4,386,795
Cinergy Corp.                                       80,700           2,820,465
Edison International *                             242,200           2,700,530
Northeast Utilities                                 76,500           1,587,375
                                                                  ------------
                                                                    11,495,165

ELECTRONICS - 1.16%
Agilent Technologies, Inc. *                       114,026           3,705,845
General Motors Corp., Class H *                     93,500           1,893,375
Konnklijke Philips
  Electronics N V                                   52,000           1,374,360
Linear Technology Corp.                              2,900             128,238
                                                                  ------------
                                                                     7,101,818

ENERGY - 0.17%
NRG Energy, Inc.                                    46,000           1,015,680
                                                                  ------------

FINANCIAL SERVICES - 2.41%
Citigroup, Inc.                                     71,822           3,795,075
Household International, Inc.                       45,000           3,001,500
USA Education, Inc.                                110,000           8,030,000
                                                                  ------------
                                                                    14,826,575

FOOD & BEVERAGES - 3.86%
Campbell Soup Company                              192,799           4,964,574
General Mills, Inc.                                 90,300           3,953,334
H.J. Heinz Company                                  51,100           2,089,479
Kellogg Company                                    314,900           9,132,100
Kraft Foods, Inc., Class A *                        53,400           1,655,400
PepsiCo, Inc.                                       44,600           1,971,320
                                                                  ------------
                                                                    23,766,207

GAS & PIPELINE UTILITIES - 0.81%
Williams Companies, Inc.                           151,000           4,975,450
                                                                  ------------

HOTELS & RESTAURANTS - 0.24%
McDonalds Corp.                                     55,000           1,488,300
                                                                  ------------

HOUSEHOLD PRODUCTS - 0.49%
Clorox Company                                      89,200           3,019,420
                                                                  ------------

INDUSTRIAL MACHINERY - 1.27%
Dover Corp.                                         43,000           1,618,950
Illinois Tool Works, Inc.                           97,900           6,197,070
                                                                  ------------
                                                                     7,816,020

INSURANCE - 3.43%
Allstate Corp.                                      51,000           2,243,490
American International Group, Inc                   23,875           2,053,250
Berkshire Hathaway, Inc.,
  Class A *                                             45           3,123,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
INSURANCE - CONTINUED
Cincinnati Financial Corp.                          57,700        $  2,279,150
Hartford Financial Services                         26,700           1,826,280
  Group, Inc.
PMI Group, Inc.                                     31,800           2,278,788
XL Capital, Ltd., A Shares                          89,000           7,306,900
                                                                  ------------
                                                                    21,110,858
INTERNATIONAL OIL - 1.03%
Royal Dutch Petroleum
  Company-NY Shares *                                4,900             285,523
Texaco, Inc.                                        19,200           1,278,720
The Shell Transport & Trading
  Company PLC                                       95,000           4,782,300
                                                                  ------------
                                                                     6,346,543

INTERNET CONTENT - 0.22%
DoubleClick, Inc. * (a)                             96,000           1,340,160
                                                                  ------------

INTERNET SOFTWARE - 0.21%
Macromedia, Inc. *                                  58,400           1,051,200
WebMethods, Inc. * (a)                              12,000             254,160
                                                                  ------------
                                                                     1,305,360

LEISURE TIME - 2.58%
AOL Time Warner, Inc.*                             152,400           8,077,200
Carnival Corp., Class A                            127,600           3,917,320
Hasbro, Inc.                                       194,400           2,809,080
The Walt Disney Company                             37,800           1,092,042
                                                                  ------------
                                                                    15,895,642

LIQUOR - 0.46%
Anheuser-Busch Companies, Inc.                      68,400           2,818,080
                                                                  ------------

PETROLEUM SERVICES - 1.03%
Baker Hughes, Inc.                                 129,900           4,351,650
Weatherford International, Inc. * (a)               41,900           2,011,200
                                                                  ------------
                                                                     6,362,850

RAILROADS & EQUIPMENT - 0.57%
Canadian National Railway
  Company (a)                                       36,500           1,478,250
Union Pacific Corp.                                 37,400           2,053,634
                                                                  ------------
                                                                     3,531,884

REAL ESTATE - 1.03%
IndyMac Mortgage Holdings, Inc. *                  236,300           6,332,840

                                                                  ------------

RETAIL TRADE - 2.75%
Circuit City Stores, Inc.                           80,000           1,440,000
Dollar General Corp.                                68,000           1,326,000
Lowe's Companies, Inc.                             151,400          10,984,070
The Gap, Inc.                                       16,700             484,300
Wal-Mart Stores, Inc.                               26,500           1,293,200
Williams Sonoma, Inc. *                             35,400           1,374,228
                                                                  ------------
                                                                    16,901,798

SANITARY SERVICES - 0.21%
Ecolab, Inc.                                        31,500           1,290,555
                                                                  ------------

SEMICONDUCTORS - 5.68%
Advanced Micro Devices, Inc. *                      78,000           2,252,640
Agere Systems, Inc., Class A *                      49,600             372,000
Altera Corp. *                                      55,100           1,597,900
Applied Materials, Inc. *                          175,200           8,602,320
Bookham Technology PLC, ADR * (a)                   20,000              58,000
Broadcom Corp., Class A *                           47,700           2,039,652
Credence Systems Corp. * (a)                        38,500             933,240
Intel Corp.                                         52,300           1,529,775
Intersil Holding Corp., Class
  A * (a)                                           46,800        $  1,703,520
KLA-Tencor Corp. * (a)                              79,600           4,654,212
MIPS Technologies, Inc. * (a)                       22,000             380,600
Novellus Systems, Inc. *                            27,100           1,539,009
PMC-Sierra, Inc. * (a)                              67,400           2,094,118
Teradyne, Inc. *                                   115,900           3,836,290
Texas Instruments, Inc.                             71,850           2,263,275
Virata Corp. * (a)                                     300               3,555
Xilinx, Inc. *                                      26,600           1,096,984
                                                                  ------------
                                                                    34,957,090

SOFTWARE - 2.28%
Cadence Design Systems, Inc. *                      49,100             914,733
Checkfree Corp. * (a)                               94,300           3,307,101
Micromuse, Inc. *                                   26,700             747,333
Microsoft Corp. *                                   51,300           3,744,900
PeopleSoft, Inc. *                                  29,200           1,437,516
VeriSign, Inc. * (a)                                65,000           3,900,650
                                                                  ------------
                                                                    14,052,233

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.66%
Cox Communications, Inc., Class A
  * (a)                                             50,000           2,215,000
L.M. Ericsson
  Telefonaktiebolaget, ADR,
  Class B                                           85,000             460,700
Newport Corp. (a)                                    9,800             259,700
Tycom, Ltd. * (a)                                   43,600             749,920
Williams Communications Group,
  Inc.*                                            122,582             361,617
WorldCom, Inc.-MCI Group                             2,204              35,484
                                                                  ------------
                                                                     4,082,421

TELEPHONE - 0.94%
AT&T Corp.,                                        123,100           2,708,200
SBC Communications, Inc.                            31,000           1,241,860
Sprint Corp. (FON Group)                            50,100           1,070,136
WorldCom, Inc. *                                    55,100             782,420
                                                                  ------------
                                                                     5,802,616

TOBACCO - 0.42%
Philip Morris Companies, Inc.                       50,500           2,562,875
                                                                  ------------

TRUCKING & FREIGHT - 0.25%
CNF Transportation, Inc.                            15,700             443,525
Navistar International Corp. *                      39,000           1,097,070
                                                                  ------------
                                                                     1,540,595

TOTAL COMMON STOCKS
(Cost: $358,841,349)                                              $375,469,432
                                                                  ------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                   ------            -----
U.S. TREASURY OBLIGATIONS - 5.01%
U.S. TREASURY BONDS - 0.59%
5.25% due 02/15/2029                            $1,000,000        $    914,370
7.50% due 11/15/2016                               500,000             582,500
7.875% due 02/15/2021                            1,750,000           2,144,555
                                                                  ------------
                                                                     3,641,425
U.S. TREASURY NOTES - 4.42%
5.25% due 08/15/2003                               450,000             458,294
5.625% due 02/15/2006 -
  05/15/2008                                     5,185,000           5,375,968
5.75% due 08/15/2010                             9,350,000           9,566,452
6.25% due 02/15/2003 -
  02/15/2007                                     8,425,000           8,796,273
6.875% due 05/15/2006                            2,750,000           2,965,710
                                                                  ------------
                                                                    27,162,697

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
U.S. TREASURY OBLIGATIONS - CONTINUED
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $30,664,732)                                                $30,804,122
                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.66%
FEDERAL HOME LOAN BANK - 0.24%
5.80% due 09/02/2008                            $1,500,000           1,484,535
                                                                   -----------
FEDERAL NATIONAL
  MORTGAGE ASSOCIATION - 6.84%
5.125% due 02/13/2004                            1,500,000           1,506,930
5.25% due 01/15/2009                               500,000             478,045
6.00% TBA**                                      1,100,000           1,083,500
6.00% due 05/15/2008                             1,500,000           1,509,840
6.00% due 05/01/2014 - 05/01/2029                4,664,664           4,524,863
6.25% due 05/15/2029                             3,500,000           3,349,605
6.50% due 06/01/2014 - 06/01/2031               22,618,239          22,299,804
7.00% due 06/01/2031                             2,999,062           3,012,168
7.50% due 09/01/2029 - 06/01/2031                4,216,202           4,304,081
                                                                   -----------
                                                                    42,068,836
GOVERNMENT NATIONAL
  MORTGAGE ASSOCIATION - 3.58%
6.00% due 02/15/2029 - 06/15/2029                2,691,179           2,604,550
6.50% due 05/15/2029 - 07/15/2029               10,753,427          10,635,785
7.00% due 04/15/2029 - 10/15/2029                3,166,261           3,193,966
7.50% due 10/15/2029                               755,145             774,257
8.00% due 10/15/2025 - 04/15/2030                4,651,347           4,821,488
                                                                   -----------
                                                                    22,030,046

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost: $65,203,282)                                   $ 65,583,417
                                                                  ------------

CORPORATE BONDS - 7.44%
AUTO SERVICES - 0.04%
Hertz Corp.,
  7.625% due 08/15/2007                            250,000             257,173
                                                                   -----------
BANKING - 0.45%
Bank of America,
  7.125% due 09/15/2006                            625,000             653,218
Bank One Corp.,
  6.50% due 02/01/2006                             500,000             506,950
Capital One Bank,
   6.875% due 02/01/2006                           600,000             587,016
   8.25% due 06/15/2005                            750,000             774,375
Capital One Financial Corp.,
  7.25% due 05/01/2006                             250,000             241,106
                                                                   -----------
                                                                     2,762,665

BROADCASTING - 1.13%
Acme Television/Finance, Series B,
  Step up to 10.875% due 09/30/2004                500,000             465,000
CBS, Inc.,
  7.15% due 05/20/2005                           1,250,000           1,299,150
Charter Communications Holdings,
   144A, 10.00% due 05/15/2011                   1,000,000           1,015,000
   10.75% due 10/01/2009                         1,125,000           1,167,187
   144A, Step up to 11.75% due                     350,000             203,000
  05/15/2011
Clear Channel Communications,
  7.65% due 09/15/2010                             250,000             259,148
Cox Radio, Inc.,
  6.375% due 05/15/2005                          1,000,000             992,630
Fox/Liberty Networks LLC,
  8.875% due 08/15/2007                         $  625,000        $    653,125
Radio One, Inc. 144A,
  8.875% due 07/01/2011                            250,000             250,000
Viacom, Inc.,
  7.70% due 07/30/2010                             625,000             657,431
                                                                   -----------
                                                                     6,961,671

BUSINESS SERVICES - 0.12%
Williams Holdings, Inc.,
  6.50% due 12/01/2008                             750,000             716,115
                                                                   -----------
CELLULAR COMMUNICATIONS - 0.61%
American Tower Corp. 144A,
  9.375% due 02/01/2009                            375,000             350,625
Nextel Communications, Inc.,
  12.00% due 11/01/2008                          2,250,000           2,025,000
Nextel International, Inc.,
  12.75% due 08/01/2010                            250,000              72,500
Nextel Partners, Inc.,
   11.00% due 03/15/2010                         1,375,000           1,058,750
Telus Corporation,
  7.50% due 06/01/2007                             250,000             253,027
                                                                   -----------
                                                                     3,759,902

COMPUTERS & BUSINESS EQUIPMENT - 0.02%
Zilog, Inc.,
  9.50% due 03/01/2005*                            700,000             119,000
                                                                   -----------
ELECTRIC UTILITIES - 0.24%
Coastal Corp.,
  6.50% due 06/01/2008                           1,250,000           1,195,538
Progress Energy, Inc.,
  7.75% due 03/01/2031                             250,000             257,715
                                                                   -----------
                                                                     1,453,253

ELECTRONICS - 0.11%
Motorola, Inc.,
  6.75% due 02/01/2006                             750,000             700,230
                                                                   -----------
FINANCIAL SERVICES - 1.37%
Associates Corp. of North America,
  5.75% due 11/01/2003                           2,000,000           2,029,240
Citigroup, Inc.,
  7.25% due 10/01/2010                             250,000             259,512
Conseco, Inc.,
  8.75% due 02/09/2004                             750,000             708,750
Ford Motor Credit Company,
   5.80% due 01/12/2009                          2,250,000           2,075,737
   7.375% due 10/28/2009                           500,000             505,360
Household Finance Corp.,
   6.40% due 06/17/2008                          2,000,000           1,965,360
   7.20% due 07/15/2006                            625,000             651,875
J.P. Morgan Chase,
  6.75% due 02/01/2011                             250,000             250,523
                                                                   -----------
                                                                     8,446,357

FOOD & BEVERAGES - 0.41%
ConAgra, Inc.,
   7.50% due 09/15/2005                            500,000             517,530
   7.875% due 09/15/2010                           625,000             651,356
Kroger Company,
  6.80% due 04/01/2011                             750,000             734,010

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
FOOD & BEVERAGES - CONTINUED
Nabisco, Inc.,
  7.55% due 06/15/2015                          $  625,000        $    635,806
                                                                  ------------
                                                                     2,538,702
HOTELS & RESTAURANTS - 0.04%
MGM Mirage, Inc.,
  8.50% due 09/15/2010                             250,000             260,470
                                                                  ------------

HOUSEHOLD APPLIANCES - 0.12%
Philips Electronics NV,
  7.20% due 06/01/2026                             750,000             753,143
                                                                  ------------

INSURANCE - 0.08%
UnumProvident Corp.,
  7.625% due 03/01/2011                            500,000             512,830
                                                                  ------------

INTERNET RETAIL - 0.26%
Amazon.com, Inc.,
  4.75% due 02/01/2009                           3,397,000           1,602,365
                                                                  ------------

LEISURE TIME - 0.04%
The Walt Disney Company,
  5.50% due 12/29/2006                             250,000             244,287
                                                                  ------------

MINING - 0.06%
Freeport McMoran Copper & Gold,
  7.20% due 11/15/2026                             500,000             370,000
                                                                  ------------

OFFICE FURNISHINGS & SUPPLIES - 0.04%
Office Depot, Inc. 144A,
  10.00% due 07/15/2008                            250,000             245,000
                                                                  ------------

PAPER - 0.04%
Fort James Corp.,
  6.875% due 09/15/2007                            250,000             236,593
                                                                  ------------

PUBLISHING - 0.38%
Time Warner, Inc.,
   7.25% due 10/15/2017                            250,000             243,727
   7.57% due 02/01/2024                          1,000,000             989,470
   8.18% due 08/15/2007                          1,000,000           1,082,870
                                                                  ------------
                                                                     2,316,067

REAL ESTATE - 0.04%
EOP Operating LP,
  7.75% due 11/15/2007                             250,000             262,240
                                                                  ------------

SANITARY SERVICES - 0.23%
Waste Management, Inc.,
  7.375% due 08/01/2010                            250,000             250,375
WMX Technologies, Inc.,
   6.375% due 12/01/2003                           375,000             376,943
   7.10% due 08/01/2026                            750,000             763,207
                                                                  ------------
                                                                     1,390,525

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.56%
AT&T Wireless Services Inc.,
  Series 144A, 7.875% due
  03/01/2011                                       250,000             250,505
Crown Castle International Corp.,
  Step up to 10.375% due 05/15/2011              1,500,000             937,500
Dobson Communications Corp.,
  10.875% due 07/01/2010                         1,500,000           1,500,000
Nortel Networks, Ltd.,
  6.125% due 02/15/2006                            530,000             453,850
Omnipoint Corp. 144A,
  11.50% due 09/15/2009                            250,000             288,750
                                                                  ------------
                                                                     3,430,605

TELEPHONE - 0.89%
Centurytel, Inc., Series H,
  8.375% due 10/15/2010                            750,000             785,565
Crown Castle International
  Corp., 10.75% due 08/01/2011                     500,000             475,000
Liberty Media Corp.,
  7.875% due 07/15/2009                          1,375,000           1,314,253
SBA Communications Corp.,
  10.25% due 02/01/2009                            625,000             571,875
  Step up to 12.00% due                            300,000             228,000
  03/01/2008
Vodafone Group PLC,
  7.625% due 02/15/2005                          1,875,000           1,970,887
Voicestream Wireless Corp.,
  10.375% due 11/15/2009                           106,377             120,689
                                                                  ------------
                                                                     5,466,269

TRANSPORTATION - 0.16%
International Shipholding
  Corp., Series B, 7.75% due                       750,000             705,000
  10/15/2007
Teekay Shipping Corp. 144A,
  8.875% due 07/15/2011                            275,000             277,750
                                                                  ------------
                                                                       982,750

TOTAL CORPORATE BONDS
(Cost: $47,955,637)                                               $ 45,788,212
                                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.78%
DLJ Mortgage Acceptance Corp.
    Series 1995-CF2, Class A1B 144A,
    6.85% due 12/17/2027                           375,000             384,913
GMAC Commercial Mortgage
    Security, Inc., Series 1997-C1,
    Class A3, 6.869% due 08/15/2007                375,000             382,467
Green Tree Financial Corp., Series
    1997-6, Class A7, 7.14% due
    01/15/2029                                     249,982             256,856
Merrill Lynch Mortgage Investors,
    Inc., Series 1995-C2, Class A1,
    7.446% due 06/15/2021                          569,330             583,197
    Series 1997-C1, Class A2, 7.12%
    due 06/18/2029                                 375,000             387,362
Residential Funding Mortgage
    Securities II, Series 2000-HI5,
    Class AI4, 6.94% due 12/25/2014                500,000             510,783
    Series 2001 HS2, Class A4,
    6.43% due 04/25/2016                           750,000             745,781
Structured Asset Securities Corp.
    144A, Class A, 8.53739% due
    07/15/2027                                   1,480,733           1,562,173
                                                                  ------------

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost: $4,721,326)                                                $  4,813,532
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
ASSET BACKED SECURITIES - 0.84%
Citibank Credit Card Master Trust I,
  Series 1999-1, Class A, 5.50% due
  02/15/2006                                    $  375,000        $    378,045
Government Lease Trust, Series
  1999-GSA1, Class A2, 144A, 6.18% due
  05/18/2005                                     2,000,000           2,026,154
GRCT Consumer Loan Trust, Series
   2001-1A, Class 2BRV, 144A,
   6.251% due 02/15/2020                           484,172             484,173
Pegasus Aviation Lease
   Securitization, Series 2000-1, Class
   A2 144A, 8.37% due 03/25/2030                   375,000             392,513
Sears Credit Account Master Trust,
  Series 1998-2, Class A, 5.25% due
  10/16/2008                                     1,500,000           1,506,555
  Series 1999-1, Class A, 5.65% due
  03/17/2009                                       375,000             378,866
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
(Cost: $5,048,881)                                                $  5,166,306
                                                                  ------------

SHORT TERM INVESTMENTS - 10.79%
Navigator Securities Lending Trust, 4.19%      $66,434,568        $ 66,434,568
                                                                  ------------

REPURCHASE AGREEMENTS - 3.47%
Repurchase Agreement with State
  Street Corp., dated 06/29/2001 at
  2.75%, to be repurchased at
  $21,342,890 on 07/02/2001,
  collateralized by $22,330,000 U.S.
  Treasury Bonds, 5.50% due
  08/15/2028 (valued at $21,769,294,
  including interest). ***                      $21,338,000       $ 21,338,000
                                                                  ------------

TOTAL INVESTMENTS (INCOME & VALUE
  TRUST)  (Cost: $600,207,775)                                    $615,397,589
                                                                  ============

BALANCED TRUST

                                                  SHARES               VALUE
                                                  ------               -----
COMMON STOCKS - 56.60%
AEROSPACE - 1.99%
Honeywell International, Inc.                       41,300        $  1,445,087
Lockheed Martin Corp.                               12,600             466,830
United Technologies Corp.                           27,000           1,978,020
                                                                  ------------
                                                                     3,889,937

AIR TRAVEL - 0.91%
Southwest Airlines Company                          96,600           1,786,134
                                                                  ------------
BANKING - 3.47%
Astoria Financial Corp.                              7,600             418,000
Bank of New York, Inc.                              35,000           1,680,000
MBNA Corp.                                          52,100           1,716,695
North Fork BanCorp., Inc. (a)                       13,500             418,500
Southtrust Corp.                                    14,700             382,200
Wells Fargo & Company                               46,900           2,177,567
                                                                  ------------
                                                                     6,792,962

BIOTECHNOLOGY - 0.18%
IDEC Pharmaceuticals Corp. * (a)                     5,200             351,988
                                                                  ------------

BROADCASTING - 0.23%
Charter Communications, Inc., Class
  A * (a)                                           18,900             441,315
                                                                  ------------

BUSINESS SERVICES - 2.66%
Amdocs, Ltd. * (a)                                   7,200             387,720
Apollo Group, Inc., Class A *(a)                     9,200             390,540
Fiserv, Inc. *                                       2,000             127,960
Omnicom Group, Inc.                                 20,000           1,720,000
TMP Worldwide, Inc. *                                7,400             444,000
Tyco International, Ltd.                            39,300           2,141,850
                                                                  ------------
                                                                     5,212,070

CHEMICALS - 0.02%
Sigma-Aldrich Corp.                                  1,200              46,344
                                                                  ------------

CELLULAR COMMUNICATIONS - 0.90%
Nextel Communications, Inc., Class A
  * (a)                                             43,600             763,000
Nokia Corp., ADR                                    24,000             528,960
Vodafone Group PLC, ADR (a)                         20,600             460,410
                                                                  ------------
                                                                     1,752,370

COMPUTERS & BUSINESS EQUIPMENT - 2.13%
Apple Computer, Inc. *                               3,500              81,375
Cisco Systems, Inc. *                               49,900             908,180
EMC Corp. *                                         53,500           1,554,175
Lexmark International Group, Inc.,
  Class A *                                          3,900             262,275
Network Appliance, Inc. *                           39,500             541,150
Sun Microsystems, Inc. *                            51,900             815,868
                                                                  ------------
                                                                     4,163,023

CONSTRUCTION MATERIALS - 0.22%
Shaw Group, Inc. * (a)                              10,500             421,050
                                                                  ------------

CONSTRUCTION & MINING EQUIPMENT - 0.20%
Nabors Industries, Inc. *                           10,400             386,880
                                                                  ------------

CRUDE PETROLEUM & NATURAL GAS - 0.77%
Conoco, Inc., Class A                               53,500           1,508,700
                                                                  ------------

DOMESTIC OIL - 0.21%
Devon Energy Corp.                                   7,700             404,250
                                                                  ------------

DRUGS & HEALTH CARE - 3.59%
Forest Laboratories, Inc. *                          6,000             426,000
Oxford Health Plans, Inc. *(a)                      12,600             360,360
Pfizer, Inc.                                        86,200           3,452,310
Pharmacia & Upjohn, Inc.                            21,800           1,001,710
Quest Diagnostics, Inc. * (a)                        5,400             404,190
Schering-Plough Corp.                               38,000           1,377,120
                                                                  ------------
                                                                     7,021,690

ELECTRICAL EQUIPMENT - 1.58%
General Electric Company                            55,600           2,710,500
Tektronix, Inc. *                                   13,800             374,670
                                                                  ------------
                                                                     3,085,170

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
ELECTRIC UTILITIES - 1.15%
Calpine Corp. *                                     12,100        $    457,380
Duke Energy Company                                 36,400           1,419,964
Reliant Energy, Inc.                                11,600             373,636
                                                                  ------------
                                                                     2,250,980

ELECTRONICS - 1.61%
Agilent Technologies, Inc. *                        25,600             832,000
Linear Technology Corp.                             22,500             994,950
Motorola, Inc.                                      44,000             728,640
Solectron Corp. *                                   33,000             603,900
                                                                  ------------
                                                                     3,159,490

FINANCIAL SERVICES - 4.51%
Citigroup, Inc.                                     62,100           3,281,364
Countrywide Credit
  Industries, Inc.                                  10,500             481,740
Federal National Mortgage Association               38,000           3,235,700
Golden West Financial Corp.                          7,100             456,104
Merrill Lynch & Company, Inc.                       23,200           1,374,600
                                                                  ------------
                                                                     8,829,508
FOOD & BEVERAGES - 1.19%
Hershey Foods Corp.                                    600              37,026
Kraft Foods, Inc., Class A *                         3,900             120,900
Pepsi Bottling Group, Inc.                          42,700           1,712,270
SYSCO Corp.                                         16,500             447,975
                                                                  ------------
                                                                     2,318,171

GAS & PIPELINE UTILITIES - 2.23%
El Paso Corp.                                       29,200           1,534,168
Enron Corp.                                         48,000           2,352,000
Keyspan Corp.                                       13,200             481,536
                                                                  ------------
                                                                     4,367,704

HEALTHCARE PRODUCTS - 1.81%
Baxter International, Inc.                          35,800           1,754,200
Johnson & Johnson                                   35,800           1,790,000
                                                                  ------------
                                                                     3,544,200

HEALTHCARE SERVICES - 1.50%
Unitedhealth Group, Inc.                            39,400           2,432,950
Universal Health Services, Inc., Class
  B * (a)                                           10,900             495,950
                                                                  ------------
                                                                     2,928,900

HOMEBUILDERS - 0.12%
Lennar Corp. (a)                                     5,400             225,180
                                                                  ------------

HOTELS & RESTAURANTS - 0.37%
Darden Restaurants, Inc.                             8,000             223,200
MGM Grand, Inc. * (a)                               16,600             497,336
                                                                  ------------
                                                                       720,536

INSURANCE - 3.42%
American International Group, Inc.                  35,400           3,044,400
CIGNA Corp.                                         15,000           1,437,300
Everest Re Group, Ltd.                               6,400             478,720
Fidelity National Financial Corp.                    3,300              81,081
Marsh & McLennan Companies, Inc.                    16,300           1,646,300
                                                                  ------------
                                                                     6,687,801

INTERNATIONAL OIL - 1.07%
USX-Marathon Group                                  70,600           2,083,406
                                                                  ------------

INTERNET SOFTWARE - 0.53%
Juniper Networks, Inc. * (a)                        33,300           1,035,630
                                                                  ------------

LEISURE TIME - 0.91%
Carnival Corp., Class A                             40,500        $  1,243,350
International Game Technology * (a)                  8,400             527,100
                                                                  ------------
                                                                     1,770,450

LIFE SCIENCES - 0.06%
Waters Corp. *                                       4,600             127,006
                                                                  ------------

OFFICE FURNISHINGS & SUPPLIES - 1.08%
Avery Dennison Corp.                                 3,500             178,675
Staples, Inc. *                                    121,400           1,941,186
                                                                  ------------
                                                                     2,119,861

PETROLEUM SERVICES - 0.54%
BP Amoco PLC, ADR                                   13,400             667,990
Smith International, Inc. *                          6,500             389,350
                                                                  ------------
                                                                     1,057,340

PUBLISHING - 0.68%
McGraw-Hill Companies, Inc.                         20,100           1,329,615
                                                                  ------------

RETAIL GROCERY - 2.21%
Kroger Company *                                    76,700           1,917,500
Safeway, Inc. *                                     50,100           2,404,800
                                                                  ------------
                                                                     4,322,300

RETAIL TRADE - 3.80%
Abercrombie & Fitch Company, Class A *               6,300             280,350
BJ's Wholesale Club, Inc. *                          5,100             271,626
CVS Corp.                                           39,500           1,524,700
Kohls Corp. *                                       28,200           1,768,986
Lowe's Companies, Inc.                              23,200           1,683,160
Talbots, Inc. (a)                                    4,900             214,375
Target Corp.                                        42,000           1,453,200
Tiffany & Company                                    6,600             239,052
                                                                  ------------
                                                                     7,435,449

SANITARY SERVICES - 0.10%
Allied Waste Industries, Inc. *                      2,500              46,700
Ecolab, Inc.                                         3,500             143,395
                                                                  ------------
                                                                       190,095

SEMICONDUCTORS - 0.82%
Agere Systems, Inc., Class A *                      71,500             536,250
Applied Micro Circuits Corp. *                      62,300           1,071,560
                                                                  ------------
                                                                     1,607,810

SOFTWARE - 4.13%
BEA Systems, Inc. *                                 17,000             522,070
DST Systems, Inc. *                                  4,100             216,070
Micromuse, Inc. *                                    9,100             254,709
Microsoft Corp. *                                   48,200           3,518,600
Oracle Corp. *                                      81,700           1,552,300
PeopleSoft, Inc. *                                   4,200             206,766
Siebel Systems, Inc. *                              31,100           1,458,590
Synopsys, Inc. *                                     7,300             353,247
                                                                  ------------
                                                                     8,082,352

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.49%
CIENA Corp. *                                       20,500             779,000
Corning, Inc. *                                     33,500             559,785
Global Crossing, Ltd. * (a)                         70,000             604,800
JDS Uniphase Corp. *                                35,000             437,500
Scientific-Atlanta, Inc. (a)                         6,400             259,840
Tellabs, Inc. *                                     14,500             281,010
                                                                  ------------
                                                                     2,921,935

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
TELEPHONE - 1.08%
Qwest Communications International,
  Inc.                                              39,900        $  1,271,613
WorldCom, Inc. *                                    59,200             840,640
                                                                  ------------
                                                                     2,112,253

TOBACCO - 0.91%
Philip Morris Companies, Inc.                       35,000           1,776,250
                                                                  ------------

TRANSPORTATION - 0.22%
Harley Davidson, Inc.                                9,000             423,720
                                                                  ------------

TOTAL COMMON STOCKS
(Cost: $117,155,865)                                              $110,691,825
                                                                  ------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                   ------           -----
U.S. TREASURY OBLIGATIONS - 10.89%
U.S. TREASURY NOTES - 10.89%
4.625% due 05/15/2006                           $4,000,000        $  3,945,000
5.375% due 02/15/2031                            2,500,000           2,368,750
5.875% due 11/30/2001                            7,500,000           7,566,825
7.25% due 05/15/2004                             6,925,000           7,410,858
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $21,204,563)                                               $ 21,291,433
                                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.26%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 0.67%
6.45% due 04/29/2009                             1,325,000           1,313,446
                                                                  ------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 11.37%
4.75% due 03/15/2004                             2,500,000           2,488,275
5.50% due 02/15/2006                             1,000,000             997,720
6.00% due 05/15/2008                             2,000,000           2,013,120
6.00% due 10/01/2013                             2,993,512           2,959,835
6.50% due 11/01/2028                             4,939,204           4,869,759
6.625% due 11/15/2030                            2,000,000           2,009,360
7.00% due 12/01/2029                             6,870,219           6,902,372
                                                                  ------------
                                                                    22,240,441

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION - 3.22%
7.00% due 02/15/2028                             3,992,552           4,028,725
7.50% due 12/15/2030                             2,214,590           2,270,641
                                                                  ------------
                                                                     6,299,366

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost: $30,087,335)                                   $ 29,853,253
                                                                  ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.99%
GOVERNMENT OF CANADA - 0.99%
5.50% due 10/01/2008                             2,000,000           1,942,340
                                                                  ------------
TOTAL FOREIGN OBLIGATIONS
(Cost: $1,973,083)                                                $  1,942,340
                                                                  ------------

CORPORATE BONDS - 10.30%
FINANCIAL SERVICES - 4.12%
General Motors Acceptance Corp.,                 2,000,000           2,039,600
  6.75% due 01/15/2006
Household Finance Corp.,
  6.50% due 01/24/2006                           2,000,000           2,033,260
J.P. Morgan Chase,
  6.75% due 02/01/2011                           2,000,000           2,004,180
Salomon Smith Barney Holdings
Inc., 5.875% due 03/15/2006                      2,000,000           1,983,700
                                                                  ------------
                                                                     8,060,740
INDUSTRIALS - 1.98%
Cox Communications, Inc. New,
  6.75% due 03/15/2011                           2,000,000           1,952,860
Merck & Company, Inc.,
  6.40% due 03/01/2028                           2,000,000           1,921,360
                                                                  ------------
                                                                     3,874,220
RETAIL TRADE - 1.06%
Wal Mart Stores, Inc.,
  6.55% due 08/10/2004                           2,000,000           2,080,740
                                                                  ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.04%
New York Telephone Company,
  5.875% due 09/01/2003                          2,000,000           2,031,120
                                                                  ------------
TELEPHONE - 2.10%
France Telecom SA,
  7.20% due 03/01/2006                           2,000,000           2,060,020
Telus Corp.,
  8.00% due 06/01/2011                           2,000,000           2,040,960
                                                                  ------------
                                                                     4,100,980

TOTAL CORPORATE BONDS
(Cost: $20,061,301)                                               $ 20,147,800
                                                                  ------------
SHORT TERM INVESTMENTS - 3.78%
Navigator Securities Lending
  Trust, 4.19%                                  $ 7,389,154       $  7,389,154
                                                                  ------------

REPURCHASE AGREEMENTS - 2.18%
Repurchase Agreement with State
  Street Corp., dated 06/29/2001
  at 3.90%, to be repurchased at
  $4,257,383 on 07/02/2001,
  collateralized by $3,405,000
  U.S. Treasury Bonds, 8.125% due
  08/15/2019 (valued at $4,345,631,
  including interest).                          $ 4,256,000       $  4,256,000
                                                                  ------------

TOTAL INVESTMENTS (BALANCED TRUST)
(Cost: $202,127,301)                                              $195,571,805
                                                                  ============

HIGH YIELD TRUST
                                                    SHARES           VALUE
                                                   --------       ------------
COMMON STOCKS - 0.02%
TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 0.02%
Song Networks Holdings AB, ADR *                    29,128        $     60,004
                                                                  ------------

TOTAL COMMON STOCKS
(Cost: $0)                                                        $     60,004
                                                                  ------------

PREFERRED STOCK - 4.19%
BROADCASTING - 0.71%
Paxson Communications Corp. 144A *                      27             251,775
Paxson Communications Corp. *                          211           1,946,475
                                                                  ------------
                                                                     2,198,250

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  SHARES               VALUE
                                                  ------               -----
ELECTRONICS - 0.79%
TNP Enterprises, Inc., Series D *                   22,250        $  2,425,250
                                                                  ------------

PUBLISHING - 0.23%
PRIMEDIA, Inc., Series D                             5,215             428,933
PRIMEDIA, Inc., Series F                             3,795             296,959
                                                                  ------------
                                                                       725,892

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.46%
Broadwing Communications, Inc., Series B *           3,230           3,205,775
NEXTEL Communications, Inc., Series D *             17,180           1,069,455
XO Communications, Inc. * (a)                       22,288             100,296
XO Communications, Inc., Series E *                  2,043             127,668
                                                                  ------------
                                                                     4,503,194

TELEPHONE - 1.00%
Dobson Communications Corp. *                        3,484           3,074,266
                                                                  ------------

TOTAL PREFERRED STOCK
(Cost: $14,006,821)                                               $ 12,926,852
                                                                  ------------

WARRANTS - 0.09%
BROADCASTING - 0.01%
Paxson Communications Corp. 144A *,
  (Expiration date 06/30/2003;
  strike price $16.00)                                 832               2,496

XM Satellite Radio, Inc. *,
  (Expiration date 03/15/2010;
  strike price $49.50)                               1,295              32,860
                                                                  ------------
                                                                        35,356

COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Wam ! Net, Inc., (Expiration date
  03/01/2005; strike price $6.03) #                  4,500                  45
                                                                  ------------

ELECTRONICS - 0.02%
 TNP Enterprises, Inc. 144A *,
 (Expiration date
  04/01/2011; strike price $0.01)                    1,975              59,250
                                                                  ------------


STEEL - 0.00%
Republic Technologies
  International
  LLC, Class D #, (Expiration
  date 07/15/2009; strike price $ .01)               1,315                  13
                                                                  ------------

TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 0.06%
Globalstar Telecommunications
  144A#, (Expiration date
  02/15/2004; strike price $ 17.39)                  1,540                  15
GT Group Telecom, Inc. 144A *,
  (Expiration date
  02/01/2010; strike price $0)                       5,970             181,166
Maxcom Telecomunicaciones SA
  de CV 144A *, (Expiration date
  04/01/2007; strike price $0.01)                    1,675                  84
Motient Corp. 144A *,
  (Expiration date 04/01/2008; strike
  price $12.28)                                      2,200               1,925
                                                                  ------------
                                                                       183,190

Occidente y Caribe Celular SA
  144A *, (Expiration date 03/15/2004;
  strike price $1.00)                               15,400        $        154
                                                                  ------------

TOTAL WARRANTS
(Cost: $619,858)                                                  $    278,008
                                                                  ------------

                                                  PRINCIPAL
                                                   AMOUNT               VALUE
                                                   ------               -----
U.S. TREASURY OBLIGATIONS - 0.61%
U.S. TREASURY NOTES - 0.61%
6.50% due 10/15/2006                            $1,775,000        $  1,890,233
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,802)                                                $  1,890,233
                                                                  ------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.21%
FEDERAL REPUBLIC OF BRAZIL - 0.54%
8.00% due 04/15/2014                            $2,241,166           1,658,575
                                                                  ------------

REPUBLIC OF COLOMBIA - 0.39%
9.75% due 04/23/2009                             1,250,000           1,193,750
                                                                  ------------

GOVERNMENT OF MEXICO - 0.28%
8.375% due 01/14/2011                              875,000             880,250
                                                                  ------------

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $3,615,489)                                                $  3,732,575
                                                                  ------------
CORPORATE BONDS - 80.39%
ADVERTISING - 0.17%
Advanstar Communications 144A
  12.00% due 02/15/2011 (a)                        510,000             520,200
                                                                  ------------

AIR TRAVEL - 0.65%
Air Canada, Inc. 144A,
  10.25% due 03/15/2011                          2,150,000           2,015,625
                                                                  ------------

AUTO PARTS - 2.34%
Hayes Lemmerz International, Inc.,
  Series B, 8.25% due 12/15/2008                 3,520,000           2,499,200
Hayes Wheels International, Inc.,
  Series B 9.125% due 07/15/2007 (a)             1,285,000             963,750
Lear Corp., Series B,
   7.96% due 05/15/2005                          1,870,000           1,895,544
   8.11% due 05/15/2009                            405,000             406,410
TRW, Inc.,
  7.625% due 03/15/2006                          1,430,000           1,478,634
                                                                  ------------
                                                                     7,243,538

BROADCASTING - 8.12%
AMSC Acquisition Company, Inc.,
   Series B, 12.25% due 04/01/2008#              2,000,000             490,000
  British Sky Broadcasting Group,
   6.875% due 02/23/2009                         1,562,000           1,429,980
   8.20% due 07/15/2009                          4,375,000           4,325,825
Cablevision SA,
  13.75% due 05/01/2009 (a)                        845,000             595,725

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
BROADCASTING - CONTINUED
Callahan Nordrhein-Westfalen
  144A, 14.00% due 07/15/2010                   $3,150,000        $  2,551,500
CSC Holdings, Inc. 144A,
  7.625% due 04/01/2011                          1,850,000           1,761,755
Echostar DBS Corp.,
  9.375% due 02/01/2009                          1,255,000           1,223,625
HMV Media Group PLC,
  10.875% due 05/15/2008              GBP        1,450,000           1,425,340
Radio One, Inc. 144A,
  8.875% due 07/01/2011                         $  860,000             860,000
Salem Communications Holding Corp
  144A, 9.00% due 07/01/2011                     1,740,000           1,731,300
Telewest Communications PLC,
  Step up to 9.875% due               GBP        4,525,000           2,947,308
  04/15/2009 9.875% due
  02/01/2010 (a)                                   725,000             601,750
TV Azteca SA DE CV, Series B,
  10.50% due 02/15/2007                         $1,950,000           1,784,250
United Pan Europe. Series B,
  10.875% due 08/01/2009                         2,700,000             972,000
XM Satellite Radio, Inc.,
  14.00% due 03/15/2010                            785,000             471,000
Young Broadcasting, Inc. 144A,
  10.00% due 03/01/2011                          2,015,000           1,924,325
                                                                  ------------
                                                                    25,095,683

BUILDING MATERIALS &
 CONSTRUCTION - 0.80%
D.R. Horton, Inc.,
  8.00% due 02/01/2009 (a)                       1,130,000           1,084,800
Encompass Services Corp. 144A,
  10.50% due 05/01/2009                          1,440,000           1,382,400
                                                                  ------------
                                                                     2,467,200

BUSINESS SERVICES - 0.38%
Nextmedia Operating, Inc. 144A,
  10.75% due 07/01/2011                          1,200,000           1,182,120
                                                                  ------------

CHEMICALS - 3.14%
Huntsman ICI Chemicals,
   10.125% due 07/01/2009             EUR        1,200,000           1,044,905
   10.125% due 07/01/2009                        2,620,000           2,646,200
ISP Holdings, Inc., Series B,
  9.00% due 10/15/2003                          $2,550,000           2,428,875
Lyondell Chemical Company, Series
A, 9.625% due 05/01/2007                         2,190,000           2,184,525
Messer Griesham Holding AG,
  10.375% due 06/01/2011              EUR        1,020,000             890,331
Millennium America, Inc.
  144A, 9.25% due 06/15/2008                    $  500,000             493,410
                                                                  ------------
                                                                     9,688,246

CELLULAR COMMUNICATIONS - 0.57%
American Cellular Corporation
  144A,  9.50% due 10/15/2009                    1,875,000           1,762,500
Winstar Communications, Inc.,
  12.75% due 04/15/2010 (a)#                       700,000               9,625
                                                                  ------------
                                                                     1,772,125

COMPUTERS & BUSINESS
  EQUIPMENT - 1.21%
Globix Corp.,
  12.50% due 02/01/2010                          2,660,000             784,700
International Game Technology,
  8.375% due 05/15/2009                          2,800,000           2,856,000
Wam ! Net, Inc., Series A,
  Step up to 13.25% due
  03/01/2005#                                   $1,700,000        $     85,000
                                                                  ------------
                                                                     3,725,700

CONSTRUCTION MATERIALS - 0.14%
Pindo Deli Finance Mauritius, Ltd.,
  10.75% due 10/01/2007#                         2,845,000             440,975
                                                                  ------------
CONTAINERS & GLASS - 2.07%
Norampac, Inc.,
  9.50% due 02/01/2008                           2,610,000           2,688,300
Owens-Illinois, Inc.,
   7.35% due 05/15/2008 (a)                      1,025,000             738,000
    7.50% due 05/15/2010                         3,800,000           2,603,000
    7.80% due 05/15/2018                           570,000             364,800
                                                                  ------------
                                                                     6,394,100

CRUDE PETROLEUM & NATURAL GAS - 1.44%
Vintage Petroleum, Inc.,
  144A, 7.875% due 05/15/2011                    2,000,000           1,950,000
  8.625% due 02/01/2009 (a)                        750,000             763,125
  9.75% due 06/30/2009                           1,595,000           1,722,600
                                                                  ------------
                                                                     4,435,725

DOMESTIC OIL - 1.25%
Chesapeake Energy Corp. 144A,
  8.125% due 04/01/2011                          3,725,000           3,482,875
Key Energy Services, Inc.
  144A, 8.375% due 03/01/2008                      370,000             372,686
                                                                  ------------
                                                                     3,855,561

DRUGS & HEALTH CARE - 6.58%
Columbia/HCA Healthcare Corp.,
   6.91% due 06/15/2005                          2,825,000           2,754,375
   7.69% due 06/15/2025                          1,000,000             900,000
Fresenius Medical Care Capital
  Trust,
   7.875% due 02/01/2008                         3,000,000           2,925,000
   9.00% due 12/01/2006                          1,000,000           1,030,000
HCA-The Healthcare Company,
   7.125% due 06/01/2006                           585,000             577,687
  144A, 8.375% due 04/15/2011                    2,000,000           1,996,680
   8.75% due 09/01/2010                          3,200,000           3,400,000
Omnicare, Inc. 144A,
  8.125% due 03/15/2011                          1,085,000           1,095,850
Tenet Healthcare Corp.,
  8.625% due 01/15/2007                          3,000,000           3,112,500
   Series B, 8.125% due
  12/01/2008                                     2,450,000           2,526,563
                                                                  ------------
                                                                    20,318,655

ELECTRIC UTILITIES - 3.54% AES Corp.,
  8.50% due 11/01/2007                           2,530,000           2,390,850
BRI Universal Equipment 144A,
  8.875% due 02/15/2008                          1,235,000           1,259,700
Mirant Americas Generation, Inc
 144A, 7.625% due 05/01/2006                     1,170,000           1,182,929
 PG&E National Energy Group, Inc
  144A, 10.375% due 05/16/2011                   1,060,000           1,058,056
USA Waste Services, Inc.,
   7.125% due 10/01/2007                         2,675,000           2,662,534
   7.125% due 12/15/2017                          500,0000             464,290
WMX Technologies, Inc.,
  7.00% due 10/15/2006                           1,905,000           1,913,668
                                                                  ------------
                                                                    10,932,027

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ----------        ---------
ENERGY - 0.18%
Paiton Energy Funding BV 144A,
  9.34% due 02/15/2014                          $1,875,000        $    562,500
                                                                  ------------
FINANCIAL SERVICES - 1.65%
GS Escrow Corp.,
  7.125% due 08/01/2005                          2,385,000           2,321,320
Pemex Project Funding Master
  Trust, 9.125% due 10/13/2010                   1,400,000           1,468,866
PTC International Finance II
  SA, 11.25% due 12/01/2009           EUR        1,500,000           1,297,788
                                                                  ------------
                                                                     5,087,974
FOOD & BEVERAGES - 2.93%
Delhaize America, Inc. 144A,
  9.00% due 04/15/2031                          $2,605,000           2,830,515
Michael Foods Acquisition Corp.
  144A, 11.75% due 04/01/2011                    1,375,000           1,409,375
Smithfield Foods, Inc.,
  7.625% due 02/15/2008                          4,925,000           4,808,031
                                                                  ------------
                                                                     9,047,921

FOREST PRODUCTS - 0.92%
Tembec Industries, Inc.,
  8.50% due 02/01/2011                           1,630,000           1,662,600
  144A, 8.50% due 02/01/2011                     1,145,000           1,167,900
                                                                  ------------
                                                                     2,830,500

HOMEBUILDERS - 3.19%
Beazer Homes USA, Inc.,
  8.625% due 05/15/2011                          1,995,000           1,990,012
Centex Corp.,
  7.875% due 02/01/2011                          2,830,000           2,801,021
Schuler Homes, Inc. 144A,
   9.375% due 07/15/2009                         1,815,000           1,815,000
  10.50% due 07/15/2011                            865,000             865,000
Toll Brothers, Inc.,
  8.25% due 02/01/2011                           2,450,000           2,376,500
                                                                  ------------
                                                                     9,847,533

HOTELS & RESTAURANTS - 1.68%
Hilton Hotels Corp.,
  7.95% due 04/15/2007                           1,565,000           1,574,155
HMH Properties, Inc., Series A,
  7.875% due 08/01/2005                          2,500,000           2,443,750
Park Place Entertainment Corp.,
   7.875% due 12/15/2005                           425,000             426,063
   8.50% due 11/15/2006                            725,000             756,740
                                                                  ------------
                                                                     5,200,708

INDUSTRIAL MACHINERY - 1.18%
Flowserve Corp.,
  12.25% due 08/15/2010                          2,710,000           2,899,700
The Manitowoc Company, Inc.
  144A, 10.375% due 05/15/2011        EUR          840,000             732,146
                                                                  ------------
                                                                     3,631,846

INSURANCE - 1.74%
Aetna, Inc.,
  7.875% due 03/01/2011 (a)                     $3,010,000           2,917,021
Anthem Insurance Companies, Inc.
  144A, 9.125% due 04/01/2010                    2,455,000           2,458,830
                                                                  ------------
                                                                     5,375,851

INTERNET CONTENT - 0.09%
 PSINet, Inc.#,
  10.00% due 02/15/2005 (a)                     $3,320,000        $    207,500
  11.00% due 08/01/2009                          1,300,000              81,250
                                                                  ------------
                                                                       288,750

LEISURE TIME - 5.73%
Alliance Atlantis Commerce, Inc.,
  13.00% due 12/15/2009                          1,925,000           2,021,250
Charter Communications Holdings,
  10.25% due 01/15/2010                          3,275,000           3,307,750
Harrahs Entertainment 144A,
  8.00% due 02/01/2011                           2,840,000           2,883,282
Horseshoe Gaming LLC, Series B
  8.625% due 05/15/2009 (a)                      4,300,000           4,343,000
Station Casinos, Inc.,
  144A, 8.375% due 02/15/2008                      615,000             617,306
    8.875% due 12/01/2008                        2,985,000           2,999,925
    9.75% due 04/15/2007                         1,485,000           1,529,550
                                                                  ------------
                                                                    17,702,063

MANUFACTURING - 0.23%
Actuant Finance Corp.,
  13.00% due 05/01/2009                            690,000             696,900
                                                                  ------------

METAL & METAL PRODUCTS - 0.60%
Glencore Nickel Property, Ltd.,
  9.00% due 12/01/2014                             630,000             450,450
Phelps Dodge Corp.,
  8.75% due 06/01/2011                           1,420,000           1,396,939
                                                                  ------------
                                                                     1,847,389

MINING - 0.90%
Murrin Murrin Holdings Property,
  9.375% due 08/31/2007                          3,280,000           2,788,000
                                                                  ------------

PAPER - 1.12%
Indah Kiat Finance Mauritius, Ltd.
  10.00% due 07/01/2007 (a)#                     1,850,000             351,500
Pacifica Papers, Inc.,
  10.00% due 03/15/2009                          2,925,000           3,100,500
                                                                  ------------
                                                                     3,452,000

PETROLEUM SERVICES - 1.40%
Husky Oil, Ltd.,
  8.90% due 08/15/2028                           4,260,000           4,316,126
                                                                  ------------

PUBLISHING - 1.68%
Canwest Media, Inc. 144A,
  10.625% due 05/15/2011                           545,000             553,175
PRIMEDIA, Inc. 144A,
  8.875% due 05/15/2011                          2,620,000           2,423,500
Quebecor Media, Inc. 144A,
  11.125% due 07/15/2011                         2,250,000           2,208,424
                                                                  ------------
                                                                     5,185,099

REAL ESTATE - 0.48%
Blum CB Corp.,
  11.25% due 06/15/2011                          1,510,000           1,483,576
                                                                  ------------

RETAIL TRADE - 1.87%
K Mart Funding Corp., Series
  F, 8.80% due 07/01/2010                        1,418,623           1,347,691

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT              VALUE
                                               -----------        -----------
RETAIL TRADE - CONTINUED
Musicland Group, Inc.,
  9.875% due 03/15/2008                         $4,220,000        $  4,431,000
                                                                  ------------
                                                                     5,778,691

SANITARY SERVICES - 2.40%
Allied Waste North America, Inc.
  144A, 8.875% due 04/01/2008                    4,425,000           4,524,563
Waste Management, Inc.,
   6.875% due 05/15/2009                         1,280,000           1,246,323
   7.375% due 08/01/2010                           900,000             901,350
   7.65% due 03/15/2011                            730,000             740,388
                                                                  ------------
                                                                     7,412,624

SEMICONDUCTORS - 0.20%
Hynix Semiconductor America, Inc.,
    Series 144A, 8.25% due 05/15/2004              700,000             553,000
    8.625% due 05/15/2007                          100,000              72,000
                                                                  ------------
                                                                       625,000
SOFTWARE - 0.34%
Exodus Communications, Inc.,
  11.625% due 07/15/2010 (a)                     3,065,000           1,057,425
                                                                  ------------

STEEL - 0.39%
National Steel Corp., Series D,
  9.875% due 03/01/2009                          2,850,000           1,054,500
Republic Technologies
  International
  LLC/RTI Capital Corp.#,
  13.75% due 07/15/2009                          1,315,000             151,225
                                                                  ------------
                                                                     1,205,725

TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 13 07%
Adelphia Communications Corp.,
   7.75% due 01/15/2009 (a)                      4,180,000           3,678,400
   8.375% due 02/01/2008                         1,615,000           1,477,725
   9.375% due 11/15/2009                         2,000,000           1,860,000
   Series B, 9.875% due
   03/01/2007                                      275,000             272,937
Bayan Telecommunications#,
  15.00% due 07/15/2006                          2,000,000             365,000
Cellco Finance NV,
  12.75% due 08/01/2005                          1,070,000             864,025
Centennial Cellular Operating
Company, 10.75% due 12/15/2008                   2,895,000           2,634,450
Dolphin Telecom PLC,
  Step up to 11.625% due
  06/01/2008#                         EUR        2,070,000              70,169
   Series B, zero coupon due
  05/15/2009                                    $1,380,000              27,600
Global Crossing Holdings, Ltd.,
  8.70% due 08/01/2007                           4,025,000           3,059,000
    9.625% due 05/15/2008 (a)                    1,675,000           1,323,250
Globalstar LP/Capital#,
  11.375% due 02/15/2004                         1,700,000             102,000
  11.50% due 06/01/2005                            275,000              16,500
Grupo Iusacell,
  14.25% due 12/01/2006 (a)                      2,200,000           2,343,000
GT Group Telecom, Inc.,
  Step up to 13.25% due
  02/01/2010                                     5,970,000           1,880,550
Level 3 Communications, Inc.,
  13.50% due 06/15/2009                          1,200,000             486,606
Maxcom Telecomunicaciones SA de
  CV, Series B, 13.75%
  due 04/01/2007                                 1,675,000             603,000
McleodUSA, Inc.,
  11.375% due 01/01/2009 (a)                    $3,075,000        $  1,921,875
  11.50% due 05/01/2009                            450,000             252,000
Metromedia Fiber Network, Inc.,
  10.00% due 12/15/2009 (a)                      3,600,000           1,386,000
Netia Holdings II B.V.,
  Series B,
  10.25% due 11/01/2007               EUR          600,000             246,000
NEXTEL Communications, Inc.,
    9.375% due 11/15/2009 (a)                   $1,500,000           1,185,000
  Step up to 10.65% due
  09/15/2007                          GBP        6,955,000           4,729,400
NTL, Inc.,
   10.75% due 04/01/2008                           500,000             330,950
   Step up to 10.75% due
  04/01/2008                                     3,275,000           2,167,726
Ono Finance PLC,
  14.00% due 02/15/2011                         $1,485,000           1,262,250
RCN Corp.,
  Series B, Step up to 9.80%
  due 02/15/2008                                 1,125,000             315,000
  Step up to 11.125% due 10/15/2007              4,375,000           1,312,500
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004                         2,375,000           1,615,000
Song Networks NV,
  11.349% due 05/15/2009              EUR        1,550,000             930,000
  12.375% due 02/01/2008                         1,100,000             707,070
  13.00% due 05/15/2009                         $1,200,000             804,000
Winstar Communications, Inc.#,
  Step up to 14.75% due 04/15/2010              14,830,000             129,762
                                                                  ------------
                                                                    40,358,745
TELEPHONE - 4.02%
CTI Holdings SA,
  Step up to 11.50% due 04/15/2008               2,790,000           1,088,100
Esprit Telecom Group, PLC,
  11.00% due 06/15/2008#              DEM        1,505,000              94,556
   Series DM, 11.50% due 12/15/2007              1,200,000              84,492
Focal Communications Corp.,
  Series B
  11.875% due 01/15/2010 (a)                    $3,900,000           1,248,000
   Step up to 12.125% due
  02/15/2008                                       540,000             118,800
Hermes Europe Railtel BV,
   10.375% due 01/15/2009                          900,000             142,875
   11.50% due 08/15/2007                         1,025,000             123,000
Hyperion Telecommunications, Inc.,
  Series B 144A, Step up to
  13.00% due 04/15/2003 (a)                      3,440,000           2,545,600
Intermedia Communications, Inc.,
  8.60% due 06/01/2008                             510,000             499,800
   Series B, Step up to 11.25%
  due 07/15/2007                                 2,795,000           2,459,600
Lucent Technologies, Inc.,
  6.45% due 03/15/2029                           1,390,000             792,300
Primus Telecommunications Group,
  Inc.,
    9.875% due 05/15/2008                        2,445,000             550,125
    11.25% due 01/15/2009                        1,070,000             240,750
    12.75% due 10/15/2009 (a)                      710,000             170,400
PTC International Financial  BV,
    Step up to 10.75% due 07/01/2007               800,000             652,000
Rhythms NetConnections, Inc., Series B,
    Step up to
    13.50% due 05/15/2008                        5,010,000             200,400
     14.00% due 02/15/2010                       2,405,000              36,075


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                    ------            -----
TELEPHONE - CONTINUED
RSL Communications PLC #,
   9.125% due 03/01/2008                         $  2,630,000     $     36,162
   9.875% due 11/15/2009                              365,000            5,019
   Step up to 10.00% due
     03/15/2008                       DEM           3,400,000           13,259
   Step up to 10.125% due
     03/01/2008                                  $  3,000,000           41,250
   12.25% due 11/15/2006                              346,000            4,758
Viatel, Inc.#,
  Step up to 12.50% due
    04/15/2008                                      3,300,000           99,000
XO Communications, Inc.,
   Step up to 9.45% due
     04/15/2008 (a)                                 2,200,000          330,000
   10.75% due 11/15/2008                            2,250,000          742,500
   Step up to 12.25% due 06/01/2009                   750,000          112,500
                                                                  ------------
                                                                    12,431,321

TOTAL CORPORATE BONDS
(Cost: $319,803,991)                                              $248,301,747
                                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.50%
CA FM Lease Trust 144A,
  8.50% due 07/15/2017                              1,503,382        1,534,187
                                                                  ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $1,587,352)                                                $  1,534,187
                                                                  ------------

ASSET BACKED SECURITIES - 0.79%
Aircraft Lease Portfolio
  Securitization, Ltd.,
  Series 1996-1, Class DX,
  12.75% due 06/15/2006                               902,776          864,092
DR Structured Finance, Series
  A-1, 6.66% due 08/15/2010                           525,577          397,467
  Series A-2, 8.375% due
  08/15/2015                                          550,000          407,000
Jet Equipment Trust, Series C1,
  11.79% due 06/15/2013                               300,000          329,534
OHA Auto Grantor Trust, Series
  1997-1, Class A 144A, 11.00%
  due 01/15/2004                                      375,766          356,199
Securitized Multiple Asset
  Rated  Trust, Series 1997,
  Class 5 144A, 7.72% due
  06/15/2005                                          541,461           86,634
                                                                  ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $3,191,691)                                                $  2,440,926
                                                                  ------------

SHORT TERM INVESTMENTS - 9.05%
Navigator Securities Lending
  Trust, 4.19%                                   $ 27,868,814     $ 27,868,814
United States Treasury Bills
  4.07% due 07/19/2001 ****                           100,000           99,843
                                                                  ------------
                                                                  $ 27,968,657



REPURCHASE AGREEMENTS - 3.15%
Repurchase Agreement with
  State Street Corp., dated
  06/29/2001 at 2.75%, to be
  repurchased at $9,741,232
  on 07/02/2001,
  collateralized by
  $9,215,000 U.S. Treasury
  Notes, 6.25% due 02/15/2027
  (valued at $9,935,014,
  including interest)                            $  9,739,000     $  9,739,000
                                                                  ------------
TOTAL INVESTMENTS (HIGH YIELD TRUST)
(Cost: $382,306,661)                                              $308,872,189
                                                                  ============



STRATEGIC BOND TRUST

                                                            SHARES      VALUE
                                                            ------      -----
PREFERRED STOCK - 0.00%
ELECTRIC UTILITIES - 0.00%
TCR Holdings, Class B *                                      3,003     $    30
TCR Holdings, Class C *                                      1,652          16
TCR Holdings, Class D *                                      4,355          44
TCR Holdings, Class E *                                      9,009          90
                                                                       -------
TOTAL PREFERRED STOCK
(Cost: $1,071)                                                         $   180
                                                                       -------

WARRANTS - 0.01%
FINANCIAL SERVICES - 0.00%
BPC Holdings Corp. *, (Expiration
  date 04/15/2004; strike price
  $18.797)                                                   1,000           0
                                                                       -------

TELECOMMUNICATIONS EQUIPMENT
& SERVICES - 0.01%
Leap Wireless International
  Inc. *, (Expiration date
  04/15/2010; strike price
$96.800)                                                       370      14,844
                                                                       -------

TELEPHONE - 0.00%
In Flight Phone Corp. *,
  (Expiration date 05/15/2002;
  strike price $100.00)                                      1,500           0
                                                                       -------

TOTAL WARRANTS
(Cost: $0)                                                             $14,844
                                                                       -------

RIGHTS - 0.02%
TRUCKING & FREIGHT - 0.02%
Terex Corp. *, (Expiration
  date 05/15/2002; strike
  price $20.00)                                              4,000      84,100
                                                                       -------

TOTAL RIGHTS
(Cost: $0)                                                             $84,100
                                                                       -------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------


                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                     ------             -----
U.S. TREASURY OBLIGATIONS - 13.74%
U.S. TREASURY BONDS - 6.02%
5.25% due 11/15/2028 - 02/15/2029 ***             $ 8,250,000        $ 7,538,903
5.50% due 08/15/2028 ***                            3,500,000          3,314,605
6.125% due 08/15/2029 ***                           2,000,000          2,071,560
6.25% due 05/15/2030 ***                            9,000,000          9,532,890
                                                                     -----------
                                                                      22,457,958

U.S. TREASURY NOTES - 7.72%
5.00% due 02/15/2011                                1,500,000          1,455,225
5.125% due 12/31/2002                               5,000,000          5,070,300
5.75% due 11/15/2005                               17,200,000         17,616,412
5.875% due 11/15/2004 ***                           4,500,000          4,653,945
                                                                     -----------
                                                                      28,795,882

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $51,994,925)                                                  $51,253,840
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.47%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.29%
REMIC, IO 7.595% due 07/15/2006                       314,676             17,256
8.00% due 05/01/2010                                  255,528            262,680
8.50% due 05/01/2008                                  208,273            220,067
10.00% due 05/15/2020                                 577,248            605,389
                                                                     -----------
                                                                       1,105,392

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.72%
6.00% TBA **                                        7,000,000          6,717,760
7.00% TBA **                                       32,000,000         32,139,840
FRN 7.37% due 01/17/2013 ***                        9,181,793          9,662,560
7.50% due 07/01/2030 - 02/01/2031                   4,689,904          4,785,156
8.00% TBA **                                        1,000,000          1,032,810
8.80% due 01/25/2019                                  859,804            910,318
13.00% due 11/01/2015                                  92,838            108,938
IO, 1.0371% due 06/25/2038                         38,815,732          1,626,992
IO, 1.6631% due 02/25/2035                         22,393,513          1,000,343
REMIC, IO, 0.9455% due 02/17/2002                  60,977,467            331,388
REMIC, 10.40% due 04/25/2019                          291,579            315,906
                                                                     -----------
                                                                      58,632,011

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.46%
7.50% due 04/15/2022 - 02/15/2028                   1,664,006          1,707,612
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $61,672,836)                                                  $61,445,015
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 8.48%
GOVERNMENT OF ALGERIA - 0.15%
5.813% due 03/04/2010                             $   682,500            552,825
                                                                     -----------

REPUBLIC OF ARGENTINA - 0.47%
Step up to 6.00% due 03/31/2023                     1,000,000            635,000
7.00% due 12/19/2008                                1,500,000          1,120,350
                                                                     -----------
                                                                       1,755,350

FEDERAL REPUBLIC OF BRAZIL - 0.97%
8.00% due 04/15/2014                                1,231,410            911,305
11.00% due 08/17/2040                               1,420,000          1,059,746
12.75% due 01/15/2020                               1,850,000          1,638,175
                                                                     -----------
                                                                       3,609,226

                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    ------              -----
NATIONAL REPUBLIC OF BULGARIA - 0.32%
FRN 2.75% due 07/28/2012                          $   950,000        $   768,360
FRN, 5.8755% due 07/28/2011                           525,000            412,125
                                                                     -----------
                                                                       1,180,485

REPUBLIC OF COLOMBIA - 0.18%
8.375% due 02/15/2027                                 950,000            672,125
                                                                     -----------

REPUBLIC OF CROATIA - 0.22%
FRN 7.625% due 07/31/2006                             836,921            822,275
                                                                     -----------

KINGDOM OF DENMARK - 0.21%
5.00% due 08/15/2005                                6,960,000            792,407
                                                                     -----------

REPUBLIC OF ECUADOR - 0.22%
4.00% due 08/15/2030                                  600,000            258,300
Step up to 4.00% due 08/15/2030                     1,280,000            545,664
12.00% due 11/15/2012                                  14,000              9,783
                                                                     -----------
                                                                         813,747

GOVERNMENT OF FRANCE - 0.19%
8.50% due 10/25/2008                       EUR        690,000            704,554
                                                                     -----------

FEDERAL REPUBLIC OF GERMANY - 1.06%
5.25% due 01/04/2011                              $ 1,560,000          1,342,777
5.625% due 01/04/2028                               2,770,000          2,328,421
6.00% due 01/05/2006                                  230,000            205,868
6.50% due 07/15/2003                                   90,000             79,497
                                                                     -----------
                                                                       3,956,563

GOVERNMENT OF IVORY COAST - 0.15%
2.00% due 03/29/2018                                3,351,000            544,538
                                                                     -----------

GOVERNMENT OF JAMAICA - 0.09%
12.75% due 09/01/2007                                 300,000            329,250
                                                                     -----------

GOVERNMENT OF MEXICO - 0.81%
6.25% due 12/31/2019                                1,050,000            969,937
8.375% due 01/14/2011                               1,350,000          1,356,750
10.375% due 02/17/2009                                150,000            167,348
11.375% due 09/15/2016                                450,000            540,000
                                                                     -----------
                                                                       3,034,035

GOVERNMENT OF MOROCCO - 0.26%
FRN, 7.75% due 01/01/2009                           1,072,559            985,468
                                                                     -----------

REPUBLIC OF PANAMA - 0.27%
4.25% VR due 07/17/2014                               900,000            796,500
8.875% due 09/30/2027                                 225,000            204,844
                                                                     -----------
                                                                       1,001,344

REPUBLIC OF PERU - 0.30%
4.50% due 03/07/2017                                1,650,000          1,136,437
                                                                     -----------

REPUBLIC OF PHILLIPINES - 0.20%
8.60% due 06/15/2027                                  450,000            303,458
9.875% due 01/15/2019                                 500,000            436,370
                                                                     -----------
                                                                         739,828

REPUBLIC OF POLAND - 0.15%
6.00% due 10/27/2014                                  575,000            567,295
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT               VALUE
                                                 ------               -----
GOVERNMENT OF RUSSIA - 0.90%
2.50% due 03/31/2030                          $ 3,512,500          $1,664,047
8.25% due 03/31/2010                            1,406,368           1,083,263
12.75% due 06/24/2028                             600,000             599,490
                                                                  -----------
                                                                    3,346,800


GOVERNMENT OF SPAIN - 0.86%
5.40% due 07/30/2011                 EUR          820,000             691,086
6.00% due 01/31/2008                            1,820,000           1,609,891
6.15% due 01/31/2013                            1,020,000             907,554
                                                                  -----------
                                                                    3,208,531

REPUBLIC OF VENEZUELA - 0.51%
7.437% VR due 03/31/2007                      $   857,139             719,996
13.625% due 08/15/2018                          1,200,000           1,173,000
                                                                  -----------
                                                                    1,892,996

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost: $31,874,049)                                   $31,646,079
                                                                  -----------

CORPORATE BONDS - 23.94%
ADVERTISING - 0.14%
Lamar Media Corp.,
  9.625% due 12/01/2006                           500,000             520,000
                                                                  -----------

AEROSPACE - 0.29%
BE Aerospace Inc.,
  9.50% due 11/01/2008                            625,000             631,250
Sequa Corp.,
  9.00% due 08/01/2009                            450,000             445,500
                                                                  -----------
                                                                    1,076,750

AGRICULTURE - 0.21%
Hines Horticulture, Series B,
  12.75% due 10/15/2005                           839,000             776,075
                                                                  -----------

AIR TRAVEL - 0.59%
US Airways,
  7.89% due 03/01/2019                          2,100,000           2,195,592
                                                                  -----------

APPAREL & TEXTILES - 0.02%
Westpoint Stevens, Inc.,
  7.875% due 06/15/2005 (a)                       160,000              62,400
                                                                  -----------

AUTO PARTS - 0.08%
Breed Technologies, Inc.,
  9.25% due 04/15/2008                          1,000,000               5,000
Dura Operating Corporation,
  9.00% due 05/01/2009                            300,000             282,000
                                                                  -----------
                                                                      287,000
AUTO SERVICES - 0.30%
Avis Rental A Car, Inc.,
  11.00% due 05/01/2009                         1,000,000           1,122,600
                                                                  -----------

AUTOMOBILES - 0.41%
Goodyear Tire & Rubber
  Company 8.125% due
  03/15/2003 (a)                                1,500,000           1,542,405
                                                                  -----------

                                               PRINCIPAL
                                                 AMOUNT               VALUE
                                                 ------               -----
BANKING - 1.16%
Bank of America,
  7.125% due 09/15/2006                       $ 2,000,000          $2,090,300
Standard Chartered Bank,
  8.00% due 05/30/2031                          2,000,000           2,031,000
Unicredito Italiano SPA,
  6.00% due 03/16/2011               EUR          260,000             216,828
                                                                  -----------
                                                                    4,338,128
BROADCASTING - 1.82%
Adelphia Communications
  Corp., 10.875% due                          $   500,000             503,750
  10/01/2010
Century Communications Corp.,
  zero coupon due 01/15/2008                    1,125,000             517,500
Charter Communication Holding
  LLC, 8.625% due 04/01/2009                      375,000             352,500
   Step up to 9.92% due                           575,000             391,000
  04/01/2011
   11.125% due 01/15/2011                         425,000             446,250
CSC Holdings Inc.,
  7.625% due 07/15/2018                           375,000             334,485
  10.50% due 05/15/2016                         1,000,000           1,075,000
Mediacom LLC,
  9.50% due 01/15/2013                            500,000             472,500
Rogers Communications, Inc.,
  8.875% due 07/15/2007                           750,000             742,500
Viacom, Inc.,
  6.625% due 05/15/2011                         2,000,000           1,960,780
                                                                  -----------
                                                                    6,796,265

BUILDING MATERIALS
& CONSTRUCTION - 0.27%
Nortek, Inc.,
  9.875% due 03/01/2004 (a)                     1,000,000           1,015,000
                                                                  -----------

BUSINESS SERVICES - 1.23%
CB Richards Ellis Services,
  Inc., 8.875% due 06/01/2006                     750,000             808,125
Cendant Corp.,
  7.75% due 12/01/2003                          2,100,000           2,144,415
Jordan Industries Inc.,
  Series B, Series B, Step up
  to 11.75% due 04/01/2009                      2,412,580           1,351,045
Nextmedia Operating, Inc.
  144A, 10.75% due 07/01/2011                     275,000             270,902
                                                                  -----------
                                                                    4,574,487
CHEMICALS - 0.52%
Acetex Corp.,
  9.75% due 10/01/2003                            500,000             500,000
Borden Chemicals & Plastics
  Operating #, 9.50% due
  05/01/2005                                      525,000              94,500
ISP Chemco Inc.,
  10.25% due 07/01/2011                           375,000             375,000
PCI Chemicals Canada, Inc. #,
  9.25% due 10/15/2007                            875,000             428,750
Polymer Group, Inc.,
  9.00% due 07/01/2007                            375,000             142,500
United Industries Corp.,
  Series B, 9.875% due 04/01/2009                 500,000             400,000
                                                                  -----------
                                                                    1,940,750

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------


                                             PRINCIPAL
                                              AMOUNT                VALUE
                                              ------                -----
CELLULAR COMMUNICATIONS - 0.15%
American Tower Corp. 144A,
  9.375% due 02/01/2009                     $  600,000          $   561,000
                                                                -----------

COAL - 0.11%
P&L Coal Holdings Corp., Series B,
  8.875% due 05/15/2008 (a)                    184,000              193,200
  9.625% due 05/15/2008                        202,000              214,625
                                                                -----------
                                                                    407,825

CONTAINERS & GLASS - 0.10%
Riverwood International Corp.,
  10.625% due 08/01/2007                       375,000              382,500
                                                                -----------

COSMETICS & TOILETRIES - 0.26%
Elizabeth Arden Inc.,
  11.75% due 02/01/2011                        500,000              531,250
Revlon Consumer Products Corp.
  8.125% due 02/01/2006 (a)                    125,000               87,500
  9.00% due 11/01/2006                         500,000              357,500
                                                                -----------
                                                                    976,250

DOMESTIC OIL - 0.39%
Ocean Energy Inc., Series B,
  8.875% due 07/15/2007                        750,000              790,110
Pride Petroleum Services Inc.,
  9.375% due 05/01/2007 (a)                    625,000              657,813
                                                                -----------
                                                                  1,447,923

DRUGS & HEALTH CARE - 0.78%
Cole National Group, Inc.,
  8.625% due 08/15/2007                        500,000              460,000
Columbia/HCA Healthcare
  Corp., 6.91% due 06/15/2005                  750,000              731,250
Iasis Healthcare Corp.,
  13.00% due 10/15/2009                        625,000              662,500
Tenet Healthcare Corp.,
  9.25% due 09/01/2010 (a)                     375,000              422,813
Triad Hospitals,
  8.75% due 05/01/2009                         625,000              635,937
                                                                -----------
                                                                  2,912,500

ELECTRICAL EQUIPMENT - 0.27%
Dominion Fiber Ventures LLC,
  7.05% due 03/15/2005                       1,000,000            1,014,310
                                                                -----------
ELECTRIC UTILITIES - 0.73%
Aes Corp.,
  9.375% due 09/15/2010                        425,000              426,976
Birka Energi AB,
  6.00% due 02/19/2008                EUR      130,000              110,003
Calpine Canada Energy Finance
  LLC, 8.50% due 05/01/2008                 $  250,000              243,740
Calpine Corp.,
  8.75% due 07/15/2007                         750,000              743,273
CMS Energy Corp.,
  9.875% due 10/15/2007                        625,000              659,656
Comstock Resources Inc.,
  11.25% due 05/01/2007                        500,000              528,750
                                                                -----------
                                                                  2,712,398

ENERGY - 0.17%
Pogo Producing Company,
  8.25% due 04/15/2011                         625,000              625,000
                                                                -----------

                                             PRINCIPAL
                                              AMOUNT                VALUE
                                              ------                -----
FINANCIAL SERVICES - 4.09%
Contifinancial Corp. *,
  8.375% due 08/15/2003                     $1,379,134          $   193,079
Delta Funding NIM Trust,
  12.50% due 10/26/2030                      1,342,409            1,355,833
DVI, Inc.,
  9.875% due 02/01/2004                        500,000              467,500
Foamex Capital Corp.,
  9.875% due 06/15/2007                      1,075,000              677,250
Forest City Enterprises,
  Inc., 8.50% due 03/15/2008                   750,000              706,875
General Electric Capital
  Corp., 6.125% due
  02/22/2011 (a)                             2,000,000            1,960,860
General Motors Acceptance
  Corp., 7.50% due 07/15/2005                1,900,000            1,994,905
Goldman Sachs Group, Inc.,
  6.65% due 05/15/2009                       2,000,000            1,974,700
Household Finance Corp.,
  8.00% due 07/15/2010                       2,000,000            2,150,900
Indymac Abs, Inc.,
  8.00% due 06/25/2031                         511,987              511,769
Nordiska Investeringsbanken,
  17.75% due 04/15/2002               PLN    1,080,000              272,433
Qwest Capital Dfg, Inc.,
  7.25% due 02/15/2011                      $1,100,000            1,089,231
Washington Mutual Finance Corp.,
   6.25% due 05/15/2006                        950,000              949,496
   6.875% due 05/15/2011                       950,000              945,269
                                                                -----------
                                                                 15,250,100
FOOD & BEVERAGES - 0.04%
Imperial Holly Corp. #,
  9.75% due 12/15/2007                       1,000,000              150,000
                                                                -----------

FOREST PRODUCTS - 0.16%
APP FIN II Mauritius, Ltd. #,
  Series B, Step up to 12.00%
  due 02/15/2004                             1,000,000               30,000
Tembec Industries, Inc.,
  8.625% due 06/30/2009                        550,000              561,000
                                                                -----------
                                                                    591,000

GAS & PIPELINE UTILITIES - 0.22%
El Paso Energy, LP,
  8.50% due 06/01/2011                         300,000              300,000
Western Gas Resources Inc.,
  10.00% due 06/15/2009                        500,000              535,000
                                                                -----------
                                                                    835,000

HOLDINGS COMPANIES/CONGLOMERATES - 0.00%
Nebco Evans Holding Company,
  Step up to 12.375% due
  07/15/2007                                 1,500,000                  150
                                                                -----------

HOTELS & RESTAURANTS - 0.35%
Felcore Lodging, LP,
  9.50% due 09/15/2008                         375,000              380,955
HMH Properties Inc., Series
  B, 7.875% due 08/01/2008                   1,000,000              940,000
                                                                -----------
                                                                  1,320,955



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    ------              -----
HOUSEHOLD APPLIANCES - 0.09%
Flooring America, Inc.,
  9.25% due 10/15/2007                           $  369,000          $      369
Windmere Durable Holdings
  Inc., 10.00% due 07/31/2008                       375,000             348,750
                                                                     ----------
                                                                        349,119
INDUSTRIAL MACHINERY - 0.23%
R&B Falcon Corp.,
  9.50% due 12/15/2008                              750,000             862,253
                                                                     ----------

INDUSTRIALS - 1.34%
Capstar Hotel Company,
  8.75% due 08/15/2007                              450,000             447,750
CSX Corp.,
  7.95% due 05/01/2027                            1,000,000           1,036,990
Northwest Airlines, Inc.,
  7.625% due 03/15/2005                             760,000             737,778
RG Receivables, Ltd.,
  9.60% due 02/10/2005                              803,571             699,107
Stellex Industries, Inc.,
  9.50% due 11/01/2007                            1,000,000              30,000
USX Marathon Group,
  6.65% due 02/01/2006                            2,000,000           2,034,280
                                                                     ----------
                                                                      4,985,905

INTERNATIONAL OIL - 0.21%
Canadian Forest Oil, Ltd.
    8.75% due 09/15/2007 (a)                        750,000             765,000
                                                                     ----------

INTERNET CONTENT - 0.00%
PSINet, Inc.#,
  11.50% due 11/01/2008                             150,000               9,375
                                                                     ----------

LEISURE TIME - 1.64%
Argosy Gaming Company,
  10.75% due 06/01/2009                             650,000             698,750
Harrahs Operating, Inc.,
  7.875% due 12/15/2005                             625,000             634,375
Horseshoe Gaming LLC, Series
  B, 9.375% due 06/15/2007                          750,000             798,750
Mandalay Resort Group,
  10.25% due 08/01/2007                             375,000             390,000
MGM Grand, Inc.,
  9.75% due 06/01/2007                              625,000             665,625
Mohegan Tribal Gaming
  Authority 8.75% due
  01/01/2009 (a)                                    750,000             765,000
Park Place Entertainment Corp.,
   8.875% due 09/15/2008                            150,000             154,500
   9.375% due 02/15/2007                            850,000             892,500
Station Casinos Inc.,
  8.375% due 02/15/2008                             500,000             501,875
Sun International Hotels,
  Ltd., 8.625% due 12/15/2007                       625,000             628,125
                                                                     ----------
                                                                      6,129,500

MANUFACTURING - 0.02%
Indesco International, Inc.,
  9.75% due 04/15/2008                              750,000              67,500
                                                                     ----------


                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    ------              -----
MINING - 0.06%
Murrin Murrin Holdings Property,
  9.375% due 08/31/2007                          $  265,000          $  225,250
                                                                     ----------

PETROLEUM SERVICES - 1.46%
Benton Oil & Gas Company,
  11.625% due 05/01/2003                            515,000             366,937
Costilla Energy, Inc.#,
  10.25% due 10/01/2006                             750,000                   0
El Paso Energy Corp.,
  8.05% due 10/15/2030                            2,000,000           2,000,060
Grey Wolf Inc.,
  8.875% due 07/01/2007                             250,000             250,000
Plains Resources, Inc., Series B,
  10.25% due 03/15/2006                             500,000             518,750
United Refining Company, Series B,
   10.75% due 06/15/2007                            500,000             317,500
Williams Companies, Inc.,
  FRN, 6.75% due 01/15/2006                       2,000,000           1,994,880
                                                                     ----------
                                                                      5,448,127

PHOTOGRAPHY - 0.01%
Polaroid Corp.,
  11.50% due 02/15/2006                             150,000              39,000
                                                                     ----------

PLASTICS - 0.00%
Key Plastics Inc., Series B,
  10.25% due 03/15/2007                             500,000               4,375
                                                                     ----------

POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.,
  9.25% due 06/01/2008                            1,000,000               1,000
                                                                     ----------

PUBLISHING - 0.39%
Hollinger International,
  9.25% due 02/01/2006                              500,000             507,500
Mail Well I Corp.,
  8.75% due 12/15/2008                              500,000             425,000
World Color Press, Inc.,
  8.375% due 11/15/2008                             500,000             506,080
                                                                     ----------
                                                                      1,438,580
REAL ESTATE - 0.08%
Radnor Holdings Corp.,
  10.00% due 12/01/2003                             375,000             303,750
                                                                     ----------

RETAIL GROCERY - 0.03%
Vlasic Food  International, Inc. #,
  Series B, 10.25% due 07/01/2009                   375,000             112,500
                                                                     ----------

RETAIL TRADE - 0.53%
Finlay Fine Jewelry Corp.,
  8.375% due 05/01/2008                             500,000             495,000
R. H. Donnelley Inc.,
  9.125% due 06/01/2008                             400,000             406,000
Wal-Mart Stores, Inc.,
  7.55% due 02/15/2030                            1,000,000           1,092,700
                                                                     ----------
                                                                      1,993,700


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
SANITARY SERVICES - 0.27%
Allied Waste North America, Inc.,
   7.875% due 01/01/2009                            $   125,000     $   121,250
   10.00% due 08/01/2009                                500,000         513,750
Azurix Corp.,
   10.75% due 02/15/2010                                375,000         375,000
                                                                    -----------
                                                                      1,010,000
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.10%
AT&T Wireless Services Inc., Series
   144A, 7.875% due 03/01/2011                          650,000         651,313
Diamond Cable Communications PLC,
   Step up to 10.75% due 02/15/2007                     375,000         187,500
   Step up to 11.75% due 12/15/2005                     750,000         495,000
Global Crossing Holdings, Ltd., 9.125%
   due 11/15/2006                                       225,000         178,875
   9.625% due 05/15/2008                                655,000         517,450
International Cabletel Inc., Series B,
   Series B, Step up to 11.50% due
   02/01/2006                                            75,000          50,250
Leap Wireless,
   12.50% due 04/15/2010                                370,000         244,200
Level 3 Communications, Inc
    9.125% due 05/01/2008   (a)                         270,000         112,050
Mannesmann Finance,
   4.75% due 05/27/2009                             EUR 260,000         201,939
Nextlink Communications Inc.
    10.75% due 06/01/2009 (a)                       $   575,000         184,000
Spectrasite Holdings Inc.,
   Step-up to 10% due 03/15/2010                        475,000         199,500
Telewest Communication PLC,
   Step up to 11.00% due 10/01/2007                     750,000         622,500
United International Holdings, Inc.,
   Step up to 10.75% due 02/15/2008                   1,375,000         440,000
                                                                    -----------
                                                                      4,084,577
TELEPHONE - 0.96%
Crown Castle International Corp., 10.75%
   due 08/01/2011                                       625,000         593,750
France Telecom,
   6.75% due 03/14/2008                             EUR 260,000         226,462
Nextel Communications, Inc.,
   Step up to 9.75% due 10/31/2007                  $   750,000         487,500
   Step up to 9.95% due 02/15/2008                    1,000,000         640,000
Price Communications Wireless Inc.,
   Series B, 9.125% due 12/15/2006                      375,000         382,500
Rogers Cantel, Inc.,
   8.80% due 10/01/2007                                 825,000         775,500
SBA Communications Corp.,
   10.25% due 02/01/2009                                500,000         457,500
                                                                    -----------
                                                                      3,563,212
TOBACCO - 0.08%
Bat International Finance,
   4.875% due 02/25/2009                            EUR 250,000         194,712
Imperial Tobacco Fin Plc,
   6.375% due 09/27/2006                                130,000         112,537
                                                                    -----------
                                                                        307,249
TRANSPORTATION - 0.43%
Axiohm Transaction Solutions #,
   9.75% due 10/01/2007                             $ 1,000,000             100
Holt Group, Inc. #,
   9.75% due 01/15/2006                               1,000,000          50,000
Iron, Inc.,
   10.125% due 10/01/2006                           $   750,000     $   793,125
Teekay Shipping Corp.,
   8.32% due 02/01/2008                                 750,000         765,000
                                                                    -----------
                                                                      1,608,225
Trucking & Freight - 0.15%
Stena AB,
   8.75% due 06/15/2007                                 625,000         562,500
                                                                    -----------

TOTAL CORPORATE BONDS
(Cost: $104,796,972)                                                $89,305,060
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.77%
Commercial Mortgage Asset Trust, Series
   1999-C1, 7.35% due 08/17/2013                      8,000,000       8,123,642
Contimortgage Home Equity Loan Trust,
   Series 1999-3, Class B, 144A, 7.00%
   due 12/25/2029                                     3,600,000       3,217,592
DLJ Commercial Mortgage Corp., Series
   1998-CF2, Class S, FRN 0.84579% due
   11/12/2031                                        40,030,574       1,812,556
   Series 1998-CG1, Class S, FRN 0.7085%
   due 05/10/2023                                    45,409,618       1,625,669
DLJ Mortgage Acceptance Corp., FRN
   1.363% due 11/15/2004                             89,000,000       3,575,887
First Boston Mortgage Securities Corp.
   Strip, Series D, Class I-O, Interest
   Only due 05/25/2017                                  302,479          70,889
First Union Residential Securitization
   Trust, Series 1998-A, Class B2, REMIC
   due 08/25/2028                                     1,069,520       1,018,461
GE Capital Mortgage Services Inc.,
   Series 1998-14, Class B1, 6.75% due
   10/25/2028                                         3,693,909       3,549,219
Green Tree Financial Corp., Series
   1997-6, Class A8, 7.07% due
   01/15/2029 ***                                     7,489,787       7,592,772
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A2, 6.78% due
   04/15/2009                                         4,930,000       4,998,196
PNC Mortgage Securities Corp., Series
   1998-4, Class 3B3, 6.75% due
   05/25/2028                                         1,523,291       1,416,812
   Series 1998-4, Class CB3, 6.838% due
   05/25/2028                                         2,215,612       2,092,224
   Series 1999-1, Class CB2, 6.77% due
   03/25/2029                                         4,079,340       3,915,596
   Series 1999-2, Class DB3, FRN 6.91%
   due 04/25/2029                                     2,925,608       2,742,143
   Series 98-5, Class C, 6.74% due
   07/25/2028                                         2,027,951       1,886,704
                                                                    -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $47,800,972)                                                 $47,638,362
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
ASSET BACKED SECURITIES - 3.10%
Airplane Pass Through Trust, Series 1,
   Class D, 10.875% due 03/15/2019                  $ 1,481,550     $   800,511
Countrywide Mortgage Backed Securities
   Inc., Series 1994-J, Class B1, 7.75%
   due 06/25/2024 ***                                 4,630,575       4,769,631
Mid State Trust VI,
   7.34% due 07/01/2035 ***                           5,969,724       6,003,274
                                                                    -----------

TOTAL ASSET BACKED SECURITIES
(Cost: $12,264,797)                                                 $11,573,416
                                                                    -----------

SUPRANATIONAL OBLIGATIONS - 0.09%
European Bank For Reconstruction &
   Development, 19.00% due 12/05/2001            PLN  1,300,000         326,024
                                                                    -----------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $322,231)                                                    $   326,025
                                                                    -----------

SHORT TERM INVESTMENTS - 21.38%
Navigator Securities Lending Trust, 4.19%           $30,474,628     $30,474,628
Grand Funding Corp.
   4.30% due 07/16/2001                               7,902,000       7,887,842
Mermaid Funding Corp.
   4.50% due 07/02/2001                              13,344,000      13,342,332
Motorola, Inc.,
   4.60% due 07/16/2001                              14,000,000      13,973,167
Sprint Capital Corp.
   4.28% due 07/16/2001                              14,110,000      14,084,837
                                                                    -----------
                                                                    $79,762,806

TOTAL INVESTMENTS (Strategic Bond Trust)
  (Cost: $390,490,659)                                             $373,049,726
                                                                   ============

GLOBAL BOND TRUST

                                                       SHARES           VALUE
                                                       ------           -----
PREFERRED STOCK - 2.11%
Banking - 2.11%
DG Funding Trust 144A *                             $       300     $ 3,180,000
                                                                    -----------

TOTAL PREFERRED STOCK
(Cost: $3,180,000)                                                  $ 3,180,000
                                                                    -----------


                                                     PRINCIPAL
                                                        AMOUNT          VALUE
U.S. TREASURY OBLIGATIONS - 8.92%
U.S. TREASURY BONDS - 0.07%
3.875% due 04/15/2029                               $   107,565     $   115,161
                                                                    -----------

U.S. TREASURY NOTES - 8.85%
3.625% due 07/15/2002 ****                           13,112,893      13,358,760
                                                                    -----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $13,275,194)                                 $13,473,921

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.20%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.22%
7.00% due 07/01/2003                                $   330,093     $   335,893
                                                                    -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.98%
6.00% due 05/20/2030 - 06/20/2030                     1,854,600       1,873,730
6.50% TBA **                                          4,000,000       3,956,240
7.00% TBA **                                          3,000,000       3,026,250
7.00% due 04/20/2030                                    169,153         170,686
                                                                    -----------
                                                                      9,026,250

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost:
$ 9,365,240)                                                        $ 9,362,799
                                                                    -----------
FOREIGN GOVERNMENT OBLIGATIONS - 37.03%
AUSTRALIA - 2.16%
6.50% due 06/14/2005                              AUD 6,300,000       3,269,870
                                                                    -----------

AUSTRIA - 0.68%
5.50% due 01/15/2010                              EUR 1,200,000       1,033,211
                                                                    -----------

BELGIUM - 0.67%
5.00% due 09/28/2011                                    300,000         245,794
7.50% due 07/29/2008                                    800,000         770,908
                                                                    -----------
                                                                      1,016,702
CANADA - 6.98%
5.50% due 06/01/2010                              CAD 1,200,000         768,977
7.00% due 12/01/2006                                 14,000,000       9,764,760
                                                                    -----------
                                                                     10,533,737
FRANCE - 4.93%
4.00% due 04/25/2009 - 10/25/2009                     3,150,000       2,465,794
5.50% due 04/25/2007                                EUR 550,000         481,432
5.50% due 04/25/2010                                  5,190,000       4,492,866
                                                                    -----------
                                                                      7,440,092
GERMANY - 13.57%
4.00% due 07/04/2009                                    300,000         238,066
4.125% due 07/04/2008                                 5,850,000       4,744,901
5.00% due 11/12/2002                                 13,500,000      11,542,964
5.25% due 01/04/2008                                    460,000         399,611
6.00% due 07/04/2007                                    830,000         749,595
6.25% due 01/04/2024                                    350,000         317,578
6.50% due 07/04/2027                                  2,660,000       2,494,967
                                                                    -----------
                                                                     20,487,682
ITALY - 4.66%
4.25% due 11/01/2009                                    140,000         110,041
4.50% due 05/01/2009                                  3,380,000       2,727,749
4.75% due 07/01/2005                                  2,450,000       2,078,951
5.50% due 11/01/2010                                  1,360,000       1,163,366
7.75% due 11/01/2006                                  1,000,000         959,059
                                                                    -----------
                                                                      7,039,166
MEXICO - 1.17%
3.10% due 04/24/2002                            YEN 150,000,000       1,214,819
4.00% due 03/11/2004                                 34,000,000         287,000
10.375% due 01/29/2003                              DEM 590,000         270,157
                                                                    -----------
                                                                      1,771,976

NEW ZEALAND - 0.03%
4.50% due 02/15/2016                                NZD 100,000     $    43,134
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
PERU - 0.46%
4.50% due 03/07/2017                                $ 1,000,000     $   688,750
                                                                    -----------

SPAIN - 1.62%
5.15% due 07/30/2009                            EUR   2,910,000       2,445,124
                                                                    -----------

UNITED KINGDOM - 0.10%
8.00% due 06/10/2003                            GBP     100,000         147,083
                                                                    -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost:
$57,236,031)                                                        $55,916,527
                                                                    -----------
CORPORATE BONDS - 29.14%
AUSTRALIA - 1.12%
GMAC Australia Finance, Ltd.,
   FRN 4.718% due 03/25/2002                    EUR   2,000,000       1,692,188
                                                                    -----------

BELGIUM(EUROCLEAR) - 1.06%
Diageo Enterprises PLC,
   4.515% due 12/19/2002                              1,000,000         846,577
Unilever NV,
   4.537% due 09/17/2001                                900,000         759,120
                                                                    -----------
                                                                      1,605,697
CAYMAN ISLAND - 1.26%
Geldilux 99 1 Ltd,
   4.966% due 02/12/2002                              1,300,000       1,102,235
International Credit Recovery Japan, FRN
   .3538% due 05/22/2006                        YEN 100,771,151         808,044
                                                                    -----------
                                                                      1,910,279
DENMARK - 0.43%
Nykredit,
   6.00% due 10/01/2029                         DKK   4,945,125         537,795
Unikredit Realred,
   6.00% due 07/01/2029                                 988,477         107,578
                                                                    -----------
                                                                        645,373
FRANCE - 0.99%
Compagnie Financiere de CIC et de
   l'Union Europeene, FRN 6.9812% due
   10/29/2049                                       $   800,000         785,600
France Telecom SA,
   5.149% due 03/14/2003                                700,000         708,147
                                                                    -----------
                                                                      1,493,747
GERMANY - 2.23%
Commerzbank AG,
   5.204% due 10/25/2032                        EUR   1,300,000       1,102,718
Landesbank Baden Wurttemberg,
   5.50% due 04/02/2007                                 600,000         518,893
Landesbank Rheinland Pfalz,
   4.75% due 04/04/2008                               1,230,000       1,011,092
Rheinische Hypothekenbank AG,
   4.25% due 09/24/2008                                 610,000         486,548
Westdt Landesbank,
   4.75% due 09/28/2007                                 300,000         249,277
                                                                    -----------
                                                                      3,368,528

IRELAND - 0.46%
Allied Irish Banks,
   FRN 7.1675% due 09/07/2006                       $   700,000     $   700,497
                                                                    -----------

ITALY - 2.08%
Findomestic Securitisation Veh, 4.764%
   due 12/20/2008                               EUR $ 2,100,000     $ 1,780,178
Finmeccanica,
   2.00% due 06/08/2005                                 300,000         243,125
First Italian Auto Trans Class A, 4.834%
   due 07/01/2008                                     1,320,000       1,113,600
                                                                    -----------
                                                                      3,136,903
JAPAN - 1.79%
Korea Development Bank,
   1.65% due 12/02/2002                         YEN 139,000,000       1,197,623
   2.70% due 08/16/2002                             186,000,000       1,501,478
                                                                    -----------
                                                                      2,699,101
SPAIN - 0.73%
Hipotebansa V Hipotecaria,
   4.756% due 01/18/2018                        ESP 216,756,840       1,103,589
                                                                    -----------

UNITED KINGDOM - 4.65%
Bauhaus Securities Ltd.,
   4.969% due 10/30/2052                        EUR     613,955         520,444
   5.099% due 10/30/2052                              1,750,000       1,483,460
British Telecom PLC,
   4.88% due 07/27/2001                               1,000,000         847,280
   5.185% due 12/15/2003                            $   900,000         910,490
Holmes Financing PLC,
   4.808% due 07/15/2040                        EUR   1,200,000       1,017,550
Lloyds TSB Bank PLC,
   5.625% due 07/15/2049                              1,020,000         824,143
Originated Mortgage Loans PLC,
   5.585% due 12/06/2032                        GBP     671,772         946,057
RMAC,
   5.6939% due 09/12/2041                               330,848         465,607
                                                                    -----------
                                                                      7,015,031

UNITED STATES - 12.34%
Abbey National Capital,
   8.9629% due 12/29/2049                           $   500,000         559,170
Bayview Financial Acquisition Trust,
   4.469% due 11/25/2030                              1,100,000       1,104,812
Credit Suisse First Boston Mortgage,
   4.24% due 12/15/2030                                 973,861         974,298
DQE Capital Corp. 144A,
   FRN 6.7812% due 01/15/2002                           200,000         200,081
El Paso Energy Corp. 144A,
   FRN 5.96% due 07/15/2001                           1,530,000       1,530,369
First Alliance Mortgage Loan,
   4.111% due 12/20/2027                                352,855         352,893
Ford Motor Credit Company,
   1.20% due 02/07/2005                         YEN 163,000,000       1,323,724
Holmes Financing PLC,
   4.67% due 12/15/2025                         EUR     893,724         757,235
   4.94% due 07/15/2017                             $ 1,100,000       1,099,890
International Game Technology, 7.875%
   due 05/15/2004                                       200,000         202,500
J. P. Morgan & Company, Inc.,
   FRN 6.902% due 02/15/2012                        $   360,000     $   327,179
KFW International Finance, Inc., 5.75%
   due 01/15/2008                                     5,500,000       5,435,650
KFW International Finance, Inc., 5.75%
   due 01/15/2008                                     5,500,000       5,435,650


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
UNITED STATES - CONTINUED
Morgan Stanley Dean Witter,
   4.66% due 04/22/2004                             $   500,000     $   500,000
National Rural Utilities Cooperative
   Medium Term Note, 4.15% due 08/13/2002               400,000         400,017
Oneok, Inc.,
   FRN 6.96% due 04/24/2002                             600,000         600,665
Pinto Totta International Finance, Ltd.,
   Series A, 144A, 7.77% VR due
   12/31/2049                                               251         250,608
Premium Asset Trust,
   4.381% due 11/27/2004                              1,000,000       1,000,560
Protective Life Fund Trust, 144A, FRN
   6.6325% due 01/17/2003                               500,000         500,646
Small Business Administration
   Participation Certificate, 6.64% due
   02/01/2011                                           800,000         790,263
Texas Utilities Company,
   FRN 6.6975% due 09/24/2001                           700,000         723,688
                                                                    -----------
                                                                     18,634,248

TOTAL CORPORATE BONDS
(Cost: $45,394,828)                                                 $44,005,182
                                                                    -----------

CONVERTIBLE BONDS - 0.42%
FRANCE - 0.14%
AXA SA,
   2.50% due 01/01/2014                          EUR    234,630         206,670
                                                                    -----------

GREECE - 0.28%
Hellenic Finance SCA,
   2.00% due 07/15/2003                                 500,000         422,136
                                                                    -----------

TOTAL CONVERTIBLE BONDS
(Cost: $763,123)                                                    $   628,806
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.02%
AUSTRALIA - 0.30%
Racers 2000-5-MM-AIG, 144A,
   FRN 7.119% due 03/03/2003 due
   09/26/2032                                           535,413         454,144
                                                                    -----------

ITALY - 0.31%
Island Finance SPA, Series 1, Class A,
   144A, FRN 4.6929% due 01/30/2015                     555,333         472,781
                                                                    -----------

JAPAN - 0.21%
SHL Corp., Ltd., Series 1999-1A, Class
   A1, 144A, FRN 0.5293% due
   12/25/2024                                    YEN 20,259,470         162,478
   Series 1999-1A, Class A2, 144A, FRN
   0.8293% due 12/25/2024                            20,000,000         160,372
                                                                    -----------
                                                                        322,850

UNITED KINGDOM - 0.20%
Ocwen Mortgage Loans,
   FRN 4.9669% due 12/15/2031                    EUR    354,738     $   301,450
                                                                    -----------
UNITED STATES - 8.00%
CDC Securitization Corp., Series
   1999-FL1, Class-A, 144A, 7.0987% due
   12/14/2001                                       $   336,253     $   336,596
Crusade Global Trust, Series 1999-1,
   Class A2, 5.773% due 05/15/2021 due
   02/15/2030                                         3,246,452       3,246,452
Government Lease Trust Series 1999 Class
   1, 144A, 4.00% due 05/18/2011                        500,000         395,362
Haus, Ltd.,Series 2000-1A, Class A2, FRN
   4.542% due 12/10/2037                              2,000,000       2,001,875
Homeside Mortgage Securities,
   5.018% due 01/20/2027                                461,563         461,563
Residential Asset Security Mortgage
   Pass, 4.329% due 12/25/2031                        1,743,644       1,744,661
Restructured Asset Securities, FRN
   7.1187% due 03/03/2003                             1,700,000       1,699,951
Salomon Brothers Mortgage Securities
   VII, Inc., 4.065% due 02/25/2031                      69,882          69,838
  Series 1999-AQB, Class A1, 5.82% due
   11/15/2029                                           414,929         416,491
  Series 1999-LB1, Class A, 6.1137% due
   06/25/2029                                           890,450         889,554
Sasco Floating Rate Commercial Mortgage,
   Series 1999-C3, Class A, 7.0512% due
   11/20/2001                                           292,515         292,600
Torrens Trust, Series 2000-1GA, Class A,
   144A, 6.91% due 07/15/2031                           521,947         521,947
                                                                    -----------
                                                                     12,076,890

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $13,717,442)                                                 $13,628,115
                                                                    -----------

ASSET BACKED SECURITIES - 3.32%
GERMANY - 0.27%
Core, Inc.,
   4.691% due 01/16/2006                         DEM    941,490         403,335
                                                                    -----------
UNITED STATES - 3.05%
Amresco Residential Securities, Series
   1999 1, Certificate Class A, FRN
   6.06% due 06/25/2029                             $ 1,100,872       1,104,122
Core, Inc.,
   4.073% due 03/17/2009                                642,949         639,332
Providian Gateway Master Trust, 4.20%
   due 03/15/2007                                       900,000         902,908
Sovereign Bank Home Equity Loan Trust,
   7.26% due 10/25/2002                                 602,457         608,230
United Panam Mortgage Loan Trust, Series
   1999-2, Class A2, 7.1012% due
   10/25/2029                                         1,349,014       1,349,324
                                                                    -----------
                                                                      4,603,916

TOTAL ASSET BACKED SECURITIES
(Cost: $5,032,006)                                                  $ 5,007,251
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
SUPRANATIONAL OBLIGATIONS - 2.30%
BELGIUM(EUROCLEAR) - 1.20%
European Investment Bank,
   4.689% due 04/22/2008                            $ 1,797,987     $ 1,811,253
                                                                    -----------

SWITZERLAND - 1.10%
Eurofima, 4.75% due 07/07/2004                       18,500,000       1,665,647
                                                                    -----------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $3,495,015)                                                  $ 3,476,900
                                                                    -----------

SHORT TERM INVESTMENTS - 1.12%
General Electric Capital Corp.,
   3.94% due 08/15/2001                                 100,000          99,506
   4.18% due 08/16/2001                                 100,000          99,466
UBS Finance, Inc.,
   3.71% due 09/06/2001                                 700,000         695,167
   4.19% due 08/16/2001                                 200,000         198,929
United States Treasury Bills
   3.47% due 10/18/2001                                 600,000         593,592
                                                                    -----------
                                                                    $ 1,686,660
REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State Street
   Corp. dated 6/29/2001 at 2.75%, to be
   repurchased at 438,100 on 07/02/2001,
   collateralized by 430,000 U.S.
   Treasury Note, 5.625% due 12/31/2002
   (valued at 450,963, including
   interest). ***                                   $   438,000     $   438,000
                                                                    -----------

PUT OPTIONS - 0.00%
     NUMBER OF                                   EXPIRATION MONTH/
     CONTRACTS                                     STRIKE PRICE                   VALUE
     ---------                                     ------------                   -----
       120          Eurodollar Futures             January 2002/
                                                      $ 93.25                    $1,500
       49           Eurodollar Futures             January 2002/
                                                      $ 93.50                     1,225
       26           Eurodollar Futures            September 2002/
                                                      $ 93.25                       253
    3,000,000       Government National              July 2002/
                        Mortgage Association         $ 90.9375                        0
    4,000,000       Government National              July 2002/
                        Mortgage Association          $ 89.05                         1
       24           Government of Japan           September 2002/
                        Bonds                        YEN 134.00                      19
                                                                                 ------

TOTAL PUT OPTIONS
(Cost: $6,243)                                                                   $2,998
                                                                                 ------

 CALL OPTIONS - 0.13%
   15,000,000    OTC EWCO 3 month LIBOR Interest    April 2002/
                              Rate Swap               $ 5.50                  $81,090
   15,400,000    OTC EWCO 3 month LIBOR Interest    June 2002/
                              Rate Swap               $ 5.75                  113,051
                                                                         ------------

TOTAL  CALL OPTIONS
(Cost: $240,615)                                                             $194,141
                                                                         ------------
TOTAL INVESTMENTS (GLOBAL BOND TRUST)
 (Cost: $153,830,398)                                                    $151,001,300
                                                                         ============

TOTAL RETURN TRUST

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
U.S. TREASURY OBLIGATIONS - 5.59%
U.S. TREASURY BONDS - 1.84%
3.625% due 04/15/2028                               $   983,970     $ 1,007,339
3.875% due 04/15/2029                                11,079,195      11,861,608
                                                                    -----------
                                                                     12,868,947

U.S. TREASURY NOTES - 3.75%
3.375% due 01/15/2007                                 2,567,030       2,598,322
3.625% due 07/15/2002                                12,476,556      12,710,491
3.625% due 01/15/2008                                 3,940,380       4,029,039
3.875% due 01/15/2009                                 6,685,026       6,904,362
                                                                    -----------
                                                                     26,242,214

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $37,641,976)                                                 $39,111,161
                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.13%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.28%
5.625% due 03/15/2011                                69,000,000      66,175,140
6.00% due 06/15/2014                                    896,754         897,031
6.278% due 01/01/2029                                 7,600,289       7,717,866
7.50% due 12/20/2029 - 08/15/2030                    10,847,046      11,070,095
                                                                    -----------
                                                                     85,860,132

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.82%
4.02% due 10/04/2001                                  1,500,000       1,484,088
4.06% due 10/25/2001                                  2,500,000       2,467,294
6.25% TBA **                                         22,400,000      22,421,701
7.00% TBA **                                          1,000,000       1,004,380
7.108% due 10/01/2040                                 8,021,062       8,063,653
7.125% due 06/15/2010                                11,500,000      12,274,410
                                                                    -----------
                                                                     47,715,526

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 23.03%
6.00% due 07/15/2029                                  3,652,457       3,534,884
6.00% TBA **                                         11,000,000      10,645,910
6.00% TBA **                                         58,000,000      56,132,980
6.375% due 02/20/2024                                 1,737,066       1,760,673
6.50% TBA **                                         76,100,000      75,267,466
6.50% due 05/20/2030                                  4,716,931       4,753,062
7.00% TBA **                                          3,000,000       3,026,250
7.375% due 05/20/2023                                 4,979,277       5,050,879
7.75% due 09/20/2021                                    876,426         896,006
                                                                    -----------
                                                                    161,068,110

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $295,794,942)                                               $294,643,768
                                                                   ------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.23%
GOVERNMENT OF AUSTRIA - 0.09%
5.50% due 01/15/2010                             EUR    700,000         602,706
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
FEDERAL REPUBLIC OF  BRAZIL - 0.47%
FRN 7.375% due 04/15/2006                           $ 3,712,000     $ 3,310,733
                                                                    -----------

REPUBLIC OF PANAMA - 0.59%
7.875% due 02/13/2002                                 4,000,000       4,094,000
                                                                    -----------

REPUBLIC OF POLAND - 0.08%
Step up to 3.50% due 10/27/2024                         300,000         211,500
Step up to 4.00% due 10/27/2024                         500,000         381,250
                                                                    -----------
                                                                        592,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $8,563,240)                                                  $ 8,600,189
                                                                    -----------

CORPORATE BONDS - 24.30%
BANKING - 2.34%
Bank One,
    4.499% due 05/10/2004                             1,500,000       1,501,940
Credit Suisse First Boston Mortgage,
    4.24% due 07/26/2003 - 12/15/2030                 9,329,480       9,333,369
Royal Bank Scotland,
    10.828% due 12/01/2003                        GBP 3,000,000       3,739,036
Washington Mutual Bank FA,
    4.419% due 05/14/2004                           $ 1,300,000       1,299,760
Westdeutsche Landesbank Giroze,
    6.05% due 01/15/2009                                500,000         485,630
                                                                    -----------
                                                                     16,359,735

BUILDING MATERIALS & Construction - 0.45%
Cemex SA 144A,
    9.25% due 06/17/2002                              3,000,000       3,123,750
                                                                    -----------

DOMESTIC OIL - 0.13%
Kerr Mcgee Corp.,
    4.48% due 06/28/2004                                900,000         900,000
                                                                    -----------

DRUGS & Health Care - 0.30%
Tenet Healthcare Corp.,
    8.625% due 12/01/2003                             2,000,000       2,075,000
                                                                    -----------

ELECTRIC UTILITIES - 3.01%
Entergy Louisiana, Inc.,
    8.50% due 06/01/2003                              3,000,000       3,149,865
Indiana Michigan Power Company,
    4.615% due 09/03/2002                             1,500,000       1,500,969
LG&E Capital Corp.,
    6.205% due 05/01/2004                             6,000,000       6,025,620
Pacific Gas & Electric Company #,
    5.825% due 10/31/2001                               300,000         219,000
Texas Utilities Electric Company,
    FRN, 4.39% due 06/15/2003                         5,000,000       5,000,000
Texas Utilities Company,
    FRN 4.66375% due 09/24/2001                       5,000,000       5,169,200
                                                                    -----------
                                                                     21,064,654

ELECTRONICS - 0.69%
Sierra Pacific Resources,
    FRN 6.8925% due 04/20/2003                      $ 5,000,000     $ 4,820,670
                                                                    -----------

FINANCIAL SERVICES - 11.44%
Bayview Financial Acquisition Trust,
    4.469% due 11/25/2030                            11,700,000      11,707,313
    4.489% due 04/25/2031                             1,072,654       1,077,347
Bear Stearns Companies, Inc.,
    FRN 6.766% due 08/01/2002                         1,900,000       1,894,547
Cendant Mortgage Corp.,
    4.455% due 08/25/2030                             4,843,580       4,855,689
Conseco Finance Lease 2000,
    7.25% due 04/20/2003                              2,922,297       2,949,376
Donaldson Lufkin Jenrette,
    5.299% due 07/18/2003                             2,800,000       2,806,692
Ford Credit Canada, Ltd. 144A, FRN
    6.28% due 12/16/2002                              7,000,000       6,991,257
Ford Motor Credit Company,
    5.219% due 07/18/2005                             4,000,000       3,958,624
    7.50% due 03/15/2005                              5,000,000       5,195,200
Household Finance Corp.,
    6.125% due 02/27/2003                             2,000,000       2,027,700
Household Finance Corp. Medium
    Term Note Bank Ent,
    4.406% due 05/28/2004                             4,900,000       4,900,368
Merrill Lynch & Company, Inc.,
    4.34% due 05/21/2004                              1,200,000       1,199,640
Morgan Stanley Dean Witter,
    4.37% due 05/14/2004                              1,900,000       1,900,051
    4.549% due 08/07/2003                             1,300,000       1,300,560
Pemex Finance, Ltd.,
    5.72% due 11/15/2003                              6,250,000       6,275,375
Premium Asset Trust,
    4.381% due 11/27/2004                               500,000         500,280
Small Business Administration
     Participation Certificate,
    7.449% due 08/01/2010                               998,031       1,010,259
Structured Product Asset Return,
    4.989% due 06/20/2004                             8,700,000       8,700,000
Textron Financial Corp.,
    FRN 6.58125% due 09/17/2002                       5,000,000       5,007,070
Trinom, Ltd.,
    7.89% due 12/18/2004                              1,000,000       1,000,000
United States West Capital Funding,
    Inc., 6.875% due 08/15/2001                       2,500,000       2,505,250
Wells Fargo Securities Trust,
    7.00% due 02/25/2016                              2,229,014       2,274,753
                                                                    -----------
                                                                     80,037,351

INDUSTRIALS - 1.61%
Boise Cascade Corp.,
    9.85% due 06/15/2002                              6,000,000       6,221,820
Cox Enterprises, Inc. 144A,
    6.625% due 06/14/2002                             5,000,000       5,064,250
                                                                    -----------
                                                                     11,286,070


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
SANITARY SERVICES - 0.57%
WASTE MANAGEMENT, INC.,
    6.50% due 05/15/2004                            $ 4,000,000     $ 3,992,720
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.43%
Dominion Resources, Inc.,
    4.54% due 09/16/2002                             10,000,000      10,013,830
                                                                    ------------

TELEPHONE - 2.33%
British Telecom PLC,
    8.125% due 12/15/2010                               700,000         738,500
France Telecom SA,
    5.149% due 03/14/2003                            12,800,000      12,948,966
Worldcom, Inc.,
    FRN 7.05% due 11/26/2001                          2,600,000       2,595,424
                                                                    ------------
                                                                     16,282,890

TOTAL CORPORATE BONDS
(Cost: $168,611,908)                                               $169,956,670
                                                                   ------------

MUNICIPAL BONDS - 0.15%
PENNSYLVANIA - 0.15%
Philadelphia Pennsylvania School
    District, 4.75% due 04/01/2027                    1,300,000       1,052,948
                                                                   ------------

TOTAL MUNICIPAL BONDS
(Cost: $1,027,628)                                                  $ 1,052,948
                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.69%
ABN AMRO Mortgage Corp., Series
    1999-4, Class IA4, 6.50% due
    06/25/2029                                        5,000,000       4,794,600
Ameriquest Mortgage Securities,
    Inc., Series 2000-1, Class A,
    4.443% due 06/15/2030                             3,599,765       3,605,995
    Series 2000-2, Class A, 6.95% due
    07/15/2030                                        2,165,783       2,168,607
Bear Stearns Arm Trust,
    7.492% due 12/25/2030                             2,107,605       2,154,204
First Nationwide Trust,
    6.75% due 07/30/2031                              1,000,000         986,438
GE Capital Mortgage Services, Inc.,
    REMIC, 98 6, Class 1A6, 6.75%
    due 03/25/2028                                    3,350,000       3,315,227
GMAC Commercial Mortgage
    Security, Inc., Series 99 C2, Class A,
    6.57% due 09/15/2033                              5,206,192       5,291,526
Green Tree Financial Corp., Series
    1999 5, Class A, 6.97%
    due 04/01/2031                                    4,000,00        4,112,480
Residential Funding Mortgage
    Securities I, Series 1997-S15, Class A1,
    7.00% due 10/25/2027                                770,453         772,132
    Series 1998, Class A6,
    6.75% due 03/25/2028                              4,335,000       4,293,341
    Series 1999 S14, Class IA1,
    5.90% due 06/25/2025                                 49,422          49,252
    7.75% due 10/25/2030                                424,229         431,255

COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Salomon Brothers Mortgage Securities VII,
    Inc., 7.597% due 12/25/2030                     $   809,346     $   817,122
                                                                    -----------


TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $32,578,483)                                                 $32,792,179
                                                                    -----------

ASSET BACKED SECURITIES - 9.21%
Brazos Student Finance Corp.,Series
    1998-A, Class A2, FRN                             5,000,000       4,985,326
    6.897% due 06/01/2023
Duck Auto Grantor Trust, Class A
    144A, 5.65% due 03/15/2004                          184,886         185,069
EMC Mortgage Loan Trust,
    4.154% due 07/30/2031                            15,000,000      15,000,000
FHA 220 NP Reilly 60,
    7.43% due 12/01/2023                              7,019,948       6,960,717
General Motors Acceptance Corp.,
   4.999% due 05/10/2004                              1,600,000       1,597,062
General Motors Acceptance Corp.
    Medium Term Note,
    4.821% due 05/17/2004                             3,000,000       2,999,628
    4.76% due 07/21/2004                              9,600,000       9,506,794
Irwin Low Balance Home Loan Trust,
    7.0488% due 06/25/2021                            2,446,965       2,453,270
Norwest Asset Securities Corp.,
    Class A, 6.25% due 10/25/2029                     5,891,624       5,654,427
Team Fleet Financing Corp.,
    6.28% due 10/25/2004                             15,000,000      15,049,194
                                                                   ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $63,844,496)                                                 $64,391,487
                                                                    -----------

SUPRANATIONAL OBLIGATIONS - 0.26%
Inter-American Development Bank,
    5.375% due 01/18/2006                             1,800,000       1,785,636
                                                                   ------------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $1,793,128)                                                  $ 1,785,636
                                                                   ------------

SHORT TERM INVESTMENTS - 9.56%
Abbey National North America,
    4.71% due 08/08/2001                            $   600,000     $   597,017
Anz Delaware, Inc.,
    3.545% due 11/21/2001                             1,000,000         985,918
British Telecommunications PLC,
    4.854% due 10/09/2001                             1,300,000       1,298,252
Federal Home Loan Bank
    Discount Note,
    3.45% due 10/31/2001                              9,900,000       9,784,253
    4.00% due 10/31/2001                              2,300,000       2,268,822
    4.03% due 10/26/2001                              4,600,000       4,539,752


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
SHORT TERM INVESTMENTS - continued
Federal Home Loan Mortgage
    Discount Notes, 3.54% due
    10/31/2001                                      $ 1,400,000     $ 1,383,205
Federal National Mortgage
    Association Discount Notes,
    4.03% due 10/18/2001                              7,800,000       7,704,825
General Electric Capital Corp.,
    3.86% due 10/02/2001                                800,000         792,023
    4.55% due 09/12/2001                                300,000         297,232
Halifax PLC,
    4.18% due 08/08/2001                              5,400,000       5,376,174
    4.59% due 08/02/2001                              1,100,000       1,095,512
Monsanto Company,
    3.91% due 09/19/2001                                500,000         495,656
Swedbank Forenings,
    3.55% due 11/21/2001                             14,500,000      14,295,530
UBS Finance, Inc.,
    3.55% due 12/19/2001                              2,300,000       2,261,216
    3.77% due 08/23/2001                                900,000         895,005
    3.87% due 10/02/2001                              2,500,000       2,475,006
    3.92% due 09/19/2001                              2,500,000       2,478,222
    4.11% due 09/06/2001                              1,600,000       1,587,761
    4.58% due 09/19/2001                              5,000,000       4,949,111
    5.04% due 08/01/2001                                500,000         497,830
United States Treasury Bills,
    3.36% due 10/18/2001                                 80,000          79,186
    3.383% due 10/18/2001                                60,000          59,385
    3.495% due 10/18/2001                               320,000         316,614
    3.498% due 10/18/2001 ****                          300,000         296,823
    3.635% due 10/18/2001                                35,000          34,615
                                                                    -----------
                                                                    $66,844,945
REPURCHASE AGREEMENTS - 2.88%
Repurchase Agreement with State
   Street Corp., dated 6/29/2001 at
   2.75%, to be repurchased at
   20,161,540 on 07/02/2001,
   collateralized by 19,610,000 U.S.
   Treasury Note, 5.625% due
   12/31/2002 (valued at 20,565,988,
   including interest). ***                         $20,160,000     $20,160,000
                                                                    -----------

PUT OPTIONS - 0.00%

    NUMBER OF                                 EXPIRATION MONTH/
    CONTRACTS                                    STRIKE PRICE                   VALUE
    ---------                                    ------------                   -----
       65         Eurodollar Futures            September 2001/
                                                    $ 95.25                     $7,312
       524        Eurodollar Futures            September 2001/
                                                    $ 93.25                      5,109
       120        Eurodollar Futures            September 2001/
                                                    $ 95.00                        750
       198        Eurodollar Futures            December 2001/
                                                    $ 93.50                      4,950
       924        Eurodollar Futures            December 2001/
                                                    $ 92.50                     23,793
                                                                               -------
                                                                                41,914

    NUMBER OF                                 EXPIRATION MONTH/
    CONTRACTS                                    STRIKE PRICE                  VALUE
    ---------                                    ------------                  -----
TOTAL PUT OPTIONS
(Cost: $38,114)                                                               $41,914

 CALL OPTIONS - 0.00%
   85,000,000     U.S. Treasury Notes             July 2001/
                                                   $ 104.625                        $9
                                                                              --------

TOTAL  CALL OPTIONS
(Cost: $13,281)                                                                    $9

TOTAL INVESTMENTS   (Total Return Trust)
(Cost: $696,912,141)                                                      $699,380,906
                                                                          ============

INVESTMENT QUALITY BOND TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - 0.00%
COMPUTERS & Business Equipment - 0.00%
Decisionone Corp. *                                         233     $        50
                                                                    -----------

FOOD & BEVERAGES - 0.00%
Aurora Foods, Inc. *                                      2,656          14,555
                                                                    -----------

INDUSTRIALS - 0.00%
SF Holdings Group, Inc., Class C *                           62               0
                                                                    -----------

TOTAL COMMON STOCKS
(Cost: $106,175)                                                    $    14,605
                                                                    -----------

PREFERRED STOCK - 0.09%
Industrials - 0.01%
SF Holdings Group, Inc. *                                     4           8,000
SF Holdings Group, Inc., Series B                            17          36,975
                                                                    -----------
                                                                         44,975
MINING - 0.04%
Fairfield Manufacturing, Inc. *                             285         174,563
                                                                    -----------

PUBLISHING - 0.03%
Primedia, Inc. *                                          1,525         116,281
                                                                    -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.01%
XO Communications, Inc., Series E *                         206          12,857
                                                                    -----------

TOTAL PREFERRED STOCK
(Cost: $703,730)                                                    $   348,676
                                                                    -----------

WARRANTS - 0.00%
Computers & Business Equipment - 0.00%
Decisionone Corp., Class A *,
   (Expiration date 04/18/2007; strike
   price $1.00)                                             137               0
   Class B *, (Expiration date
   04/18/2007; strike price $1.00)                          236               0
   Class C *, (Expiration date
   04/18/2007; strike price $40.00)                         140               0
                                                                    -----------
                                                                              0
Household Products - 0.00%
Mattress Discounters Holding Corp. *,
   (Expiration date 07/15/2007; strike price
   $ 4.85)                                                  150              75
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                         ------          -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
GT Group Telecom, Inc. 144A *,
   (Expiration date 02/01/2010; strike
   price $4.91)                                             150     $     4,552
KMC Telecom Holdings, Inc. (Expiration
   date 01/31/2000; strike price $
   .21785) *                                                425             212
                                                                    -----------
                                                                          4,764

TOTAL WARRANTS
(Cost: $9,544)                                                      $     4,839
                                                                    -----------

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
U.S. TREASURY OBLIGATIONS - 10.11%
U.S. TREASURY BONDS - 8.10%
3.875% due 04/15/2029                               $ 1,721,040     $ 1,842,580
7.875% due 02/15/2021                                 3,000,000       3,676,380
8.125% due 08/15/2019 - 08/15/2021                   10,450,000      13,093,970
8.75% due 05/15/2017                                  1,000,000       1,297,660
8.875% due 02/15/2019                                 1,000,000       1,325,000
12.00% due 08/15/2013 ***                             8,800,000      12,178,408
                                                                    -----------
                                                                     33,413,998
U.S. TREASURY NOTES - 2.01%
3.875% due 01/15/2009                                   797,890         824,069
4.25% due 01/15/2010                                  7,041,901       7,448,993
                                                                    -----------
                                                                      8,273,062

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $41,947,483)                                                 $41,687,060
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.75%
Federal Home Loan Bank - 0.72%
5.80% due 09/02/2008                                  3,000,000       2,969,070
                                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.35%
5.75% due 03/15/2009                                  1,000,000         983,590
6.00% due 02/01/2003 - 03/01/2029                     5,200,586       5,125,571
6.30% due 03/15/2023                                    400,000         407,872
6.50% TBA **                                          2,000,000       1,969,380
6.50% due 06/25/2019                                    448,638         451,859
6.50% due 04/01/2029                                  1,929,786       1,902,653
7.00% due 03/15/2010                                  5,000,000       5,289,050
7.50% due 06/01/2010 - 05/01/2028                     1,756,917       1,800,337
                                                                    -----------
                                                                     17,930,312

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.53%
5.25% due 01/15/2009                                  5,000,000       4,780,450
5.77% due 03/01/2009                                  2,824,969       2,757,446
6.00% due 02/01/2028 - 11/01/2029                     8,947,636       8,618,802
6.18% due 07/01/2008                                    352,991         353,478
6.27% due 11/01/2007                                  1,066,032       1,074,376
6.28% due 04/01/2011                                  1,000,000       1,008,320
6.30% due 01/01/2008                                    303,293         305,982
6.34% due 01/01/2008                                    278,517         281,607
6.375% due 06/15/2009                                 4,500,000       4,590,720
6.43% due 01/01/2008                                    308,064         312,739
6.447% due 01/01/2008                                 1,453,848       1,477,110
6.46% due 06/01/2009                                  1,470,216       1,489,284
6.50% TBA **                                          2,000,000       1,968,120
6.812% due 10/01/2007                                   205,630         212,621
6.981% due 06/01/2007                                    78,210          81,382
7.00% due 06/01/2029 - 04/01/2030                   $ 5,550,719     $ 5,576,601
7.024% due 06/01/2007                                    91,553          95,474
7.04% due 03/01/2007                                    650,449         678,377
7.085% due 08/01/2003                                   667,110         686,636
7.28% due 10/01/2006                                    382,974         403,107
7.50% due 02/01/2030 - 02/01/2031                     2,505,839       2,556,790
                                                                    -----------
                                                                     39,309,422

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.82%
6.00% due 08/15/2008 - 12/15/2013                     3,398,725       3,391,226
6.50% due 07/15/2008 - 05/15/2029                       117,919         118,685
7.00% due 04/15/2023 - 03/15/2029                     7,917,430       8,017,375
7.50% due 04/15/2002 - 09/15/2030                    11,219,665      11,526,945
8.00% due 07/15/2030 - 10/15/2030                       918,005         950,989
9.50% due 10/15/2009                                        663             733
                                                                    -----------
                                                                     24,005,953

HOUSING & URBAN DEVELOPMENT - 0.33%
US Department of Housing & Urban Development,
   7.498% due 08/01/2011                              1,275,000       1,372,043
                                                                    -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $85,382,349)                                                 $85,586,800
                                                                    -----------

FOREIGN GOVERNMENT OBLIGATIONS - 1.64%
Federal Republic of Brazil - 0.17%
8.00% due 04/15/2014                                    923,558         683,479
                                                                    -----------

NATIONAL REPUBLIC OF BULGARIA - 0.21%
FRN, 5.8755% due 07/28/2011                           1,100,000         863,500
                                                                    -----------

GOVERNMENT OF CANADA - 0.53%
8.625% due 01/19/2005                                 2,000,000       2,176,240
                                                                    -----------

REPUBLIC OF COLOMBIA - 0.15%
9.75% due 04/09/2011                                    600,000         612,000
                                                                    -----------

REPUBLIC OF PANAMA - 0.15%
4.25% VR due 07/17/2014                                 700,000         618,030
                                                                    -----------

REPUBLIC OF PERU - 0.14%
4.00% due 03/07/2017                                  1,000,000         600,000
                                                                    -----------

REPUBLIC OF PHILIPPINES - 0.14%
9.50% due 10/21/2024                                    600,000         588,750
                                                                    -----------

GOVERNMENT OF RUSSIA - 0.15%
Step up to 5.00% due 03/31/2030                       1,300,000         613,600
                                                                    -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,920,567)                                                  $ 6,755,599
                                                                    -----------

CORPORATE BONDS - 46.79%
AEROSPACE - 0.30%
Dunlop Standard Aerospace Holdings PLC,
   11.875% due 05/15/2009
                                                        225,000         238,500
Raytheon Company,
   6.75% due 08/15/2007                               1,000,000         969,020


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
AEROSPACE - CONTINUED
Sequa Corp.,
   9.00% due 08/01/2009                             $    35,000     $    34,650
                                                                    -----------
                                                                      1,242,170
AIR TRAVEL - 1.73%
Air Canada, Inc. 144A,
   10.25% due 03/15/2011                                360,000         337,500
American Airline,
   7.377% due 05/23/2019                              1,250,000       1,256,350
Argo-Tech Corp.,
   8.625% due 10/01/2007                                210,000         187,950
Continental Airlines,
   6.648% due 09/15/2017                                878,061         855,854
   6.90% due 01/02/2018                               1,192,712       1,184,876
Delta Air, Inc.,
   7.92% due 11/18/2010                                 565,000         586,498
SCL Terminal Aereo Santiago SA, 6.95%
   due 07/01/2012                                     1,700,000       1,651,618
US Airways, Inc.,
   7.076% due 09/20/2022                              1,085,000       1,075,593
                                                                    -----------
                                                                      7,136,239
ALUMINUM - 0.13%
Alcan Aluminum, Ltd.,
   6.45% due 03/15/2011                                 440,000         430,703
Century Aluminum Company,
   11.75% due 04/15/2008                                 85,000          88,400
                                                                    -----------
                                                                        519,103
APPAREL & TEXTILES - 0.09%
Levi Strauss & Company,
   7.00% due 11/01/2006                                 180,000         136,800
   11.625% due 01/15/2008 (a)                           170,000         153,000
Westpoint Stevens, Inc.,
   7.875% due 06/15/2008                                225,000          83,250
                                                                    -----------
                                                                        373,050
AUTO PARTS - 0.62%
Accuride Corp.,
   9.25% due 02/01/2008 (a)                             295,000         199,125
Dana Corp.,
   6.25% due 03/01/2004 (a)                             200,000         184,000
   6.50% due 03/01/2009 (a)                             200,000         172,000
Hayes Lemmerz International Inc.,
   11.875% due 06/15/2006                               100,000          97,000
Hayes Wheels International, Inc., 9.125%
   due 07/15/2007                                       140,000         107,800
   Series B, 9.125% due 07/15/2007 (a)                  250,000         187,500
LDM Technologies, Inc.,
   10.75% due 01/15/2007                                215,000         135,450
Lear Corp., Series B,
   8.11% due 05/15/2009                                 445,000         446,549
Visteon Corp.,
   7.95% due 08/01/2005                               1,000,000       1,038,620
                                                                    -----------
                                                                      2,568,044
AUTO SERVICES - 0.53%
Delco Remy International, Inc., 8.625%
   due 12/15/2007                                       150,000         150,000
Hertz Corp.,
   7.40% due 03/01/2011                               2,000,000       2,027,880
                                                                    -----------
                                                                      2,177,880

AUTOMOBILES - 0.24%
Chrysler Corp.,
   7.45% due 02/01/2097                             $ 1,000,000     $   890,240
Westinghouse Air Brake Company, 9.375%
   due 06/15/2005                                        85,000          85,850
                                                                    -----------
                                                                        976,090
BANKING - 4.68%
Bank America Corp.,
   7.40% due 01/15/2011                               1,500,000       1,558,170
Bank New York, Inc.,
   6.625% due 06/15/2003                              1,000,000       1,032,960
Citicorp,
   7.125% due 06/01/2003                              1,000,000       1,037,590
Credit National,
   7.00% due 11/14/2005                               1,300,000       1,324,830
First Financial Caribbean Corp., 7.84%
   due 10/10/2006                                       810,000         816,885
First Massachusetts Bank NA,
   7.625% due 06/15/2011                              1,000,000         987,840
First Republic Bank of San Francisco,
   7.75% due 09/15/2012                                 825,000         715,449
Grove Worldwide LLC/Cap, Inc.#, 9.25%
   due 05/01/2008                                       120,000           2,400
Liberty Financial Companies, Inc., 6.75%
   due 11/15/2008                                       965,000         955,437
National City Corp.,
   6.875% due 05/15/2019                              1,000,000         958,030
NBD Bancorp,
   8.25% due 11/01/2024                               2,000,000       2,235,780
People Bank Bridgeport Connecticut, 9.875% due
   11/15/2010                                         1,000,000       1,073,130
Popular North America, Inc.,
   6.625% due 01/15/2004                              1,350,000       1,353,996
Regions Financial Corp.,
   7.00% due 03/01/2011                                  95,000          94,995
Republic New York Corp.,
   9.50% due 04/15/2014                               1,000,000       1,197,430
Royal Bank Scotland Group PLC, 6.40% due
   04/01/2009                                         2,750,000       2,703,855
Sprint Capital Corp.,
   6.875% due 11/15/2028                              1,500,000       1,260,570
                                                                    -----------
                                                                     19,309,347
BROADCASTING - 1.59%
Ackerley Group Inc.,
   9.00% due 01/15/2009                                 300,000         262,500
AMSC Acquisition Company, Inc., Series
   B#, 12.25% due 04/01/2008                             75,000          18,375
Cablevision SA,
   13.75% due 05/01/2009 (a)                            140,000          98,700
Century Communications Corp., zero
   coupon due 01/15/2008 (a)                            720,000         331,200
Charter Communication Holding LLC,
   8.625% due 04/01/2009                                325,000         305,500
   Step up to 9.92% due 04/01/2011                      160,000         108,800
   144A, 10.00% due 05/15/2011                          100,000         101,500
   Step up to 13.50% due 01/15/2011                      85,000          52,700
Classic Cable, Inc.,
   10.50% due 03/01/2010                                430,000         141,900
CSC Holdings, Inc. 144A,
   7.625% due 04/01/2011                                100,000          95,230


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
BROADCASTING - CONTINUED
Echostar DBS Corp.,
   9.375% due 02/01/2009                            $   590,000     $   575,250
Granite Broadcasting Corp.,
   8.875% due 05/15/2008                                175,000         117,250
Insight Communications, Inc., 144A, Step
   up to 12.25% due 02/15/2011                          325,000         188,500
Lin Holdings Corp.,
   Step up to 10.00% due 03/01/2008 (a)                 695,000         545,575
Mediacom Broadband LLC,
   11.00% due 07/15/2013                                150,000         152,625
Rogers Communications, Inc.,
   8.875% due 07/15/2007                                235,000         232,650
Telewest Communications PLC, 9.875% due
   02/01/2010 (a)                                       450,000         373,500
USA Networks, Inc.,
   6.75% due 11/15/2005                               1,570,000       1,583,000
Viacom, Inc.,
   7.75% due 06/01/2005                               1,035,000       1,095,485
   7.875% due 07/30/2030                                165,000         172,910
                                                                    -----------
                                                                      6,553,150
BUILDING MATERIALS & CONSTRUCTION - 0.40%
American Standard, Inc.,
   7.625% due 02/15/2010                                 70,000          69,125
Lowes Cos, Inc.,
   7.50% due 12/15/2005                                 900,000         936,144
Masco Corp.,
   5.75% due 10/15/2008                                 700,000         647,045
                                                                    -----------
                                                                      1,652,314
BUSINESS SERVICES - 0.98%
American Color Graphics, Inc., 12.75%
   due 08/01/2005                                       300,000         297,000
Consumers Packaging, Inc.#,
   9.75% due 02/01/2007                                 140,000           1,575
Doman Industries, Ltd.,
   12.00% due 07/01/2004                                200,000         206,000
Dura Operating Corp.,
   9.00% due 05/01/2009 (a)                             295,000         277,300
EOP Operating Limited Partnership,
    6.50% due 01/15/2004 (a)                          1,795,000       1,827,776
Federal Express Corp.,
   6.72% due 01/15/2022                               1,052,319       1,045,900
Packaging Corp. of America,
   9.625% due 04/01/2009                                 90,000          96,075
Pierce Leahy Corp.,
   8.125% due 05/15/2008                                 50,000          49,500
   9.125% due 07/15/2007                                 20,000          20,700
True Temper Sports, Inc.,
   10.875% due 12/01/2008                               200,000         204,250
                                                                    -----------
                                                                      4,026,076
CHEMICALS - 0.97%
Acetex Corp.,
   9.75% due 10/01/2003                                  50,000          50,000
Arco Chemical Company,
   9.80% due 02/01/2020                                 120,000         120,900
Georgia Gulf Corp.,
   10.375% due 11/01/2007 (a)                           310,000         311,550
ICI Wilmington, Inc.,
   6.95% due 09/15/2004                               2,735,000       2,777,228
Lyondell Chemical Company, Series A,
   9.625% due 05/01/2007                            $    90,000     $    89,775
   Series B, 9.875% due 05/01/2007                      320,000         319,200
Pioneer Americas Acquisition Corp.#, 9.25% due
   06/15/2007                                            55,000          17,325
PMD Group, Inc.,
   11.00% due 02/28/2011                                 20,000          20,300
Sterling Chemicals, Inc.,
   12.375% due 07/15/2006 (a)                           100,000          78,000
Texas Petrochemicals Corp., Series B,
    11.125% due 07/01/2006                              250,000         222,500
                                                                    -----------
                                                                      4,006,778
CELLULAR COMMUNICATIONS - 0.04%
Rogers Wireless Inc.,
   9.625% due 05/01/2011                                175,000         173,133
Winstar Communications, Inc., #
    12.75% due 04/15/2010 (a)                           100,000           1,375
                                                                    -----------
                                                                        174,508
COAL - 0.06%
P&L Coal Holdings Corp., Series B,
   9.625% due 05/15/2008                                238,000         252,875
                                                                    -----------

COMPUTERS & BUSINESS EQUIPMENT - 0.39%
Computer Associates Intl Inc., 6.25% due
   04/15/2003                                           500,000         495,995
   6.375% due 04/15/2005                                920,000         879,253
Seagate Technology,
   12.50% due 11/15/2007                                240,000         238,800
                                                                    -----------
                                                                      1,614,048
CONSTRUCTION MATERIALS - 0.01%
Nortek, Inc., Series B,
   8.875% due 08/01/2008                                 55,000          52,663
                                                                    -----------

CONSTRUCTION & MINING EQUIPMENT - 0.04%
Webb Delaware Corp.,
   10.25% due 02/15/2010                                150,000         157,500
                                                                    -----------

CONTAINERS & GLASS - 0.40%
Crown Cork & Seal, Inc.,
   8.375% due 01/15/2005 (a)                             85,000          36,550
Owens Illinois, Inc.,
   7.15% due 05/15/2005                                  30,000          22,350
   7.50% due 05/15/2010                                 300,000         205,500
   7.85% due 05/15/2004 (a)                             195,000         152,100
Sealed Air Corp.,
   8.75% due 07/01/2008                               1,000,000         973,880
Stone Container Corp.,
   9.25% due 02/01/2008                                  35,000          36,225
   9.75% due 02/01/2011                                 200,000         207,000
                                                                    -----------
                                                                      1,633,605

CRUDE PETROLEUM & NATURAL GAS - 0.20%
KN Energy, Inc.,
   6.65% due 03/01/2005                                 795,000         805,033
                                                                    -----------

DOMESTIC OIL - 0.07%
Consumers International, Inc., 10.25%
   due 04/01/2005                                       125,000          38,906


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2001  (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         ------         -----
DOMESTIC OIL - CONTINUED
ICO, Inc., Series B,
   10.375% due 06/01/2007                           $   175,000     $   175,000
Key Energy Services, Inc.,
   14.00% due 01/15/2009                                 47,000          54,462
Pride International, Inc.,
   10.00% due 06/01/2009                                 20,000          22,300
                                                                    -----------
                                                                        290,668

DRUGS & HEALTH CARE - 2.19%
Alaris Medical, Inc.,
   9.75% due 12/01/2006                                 560,000         414,400
   Step up to 11.125% due 08/01/2008                    275,000          97,625
Allegiance Corp.,
   7.00% due 10/15/2026                               4,000,000       4,115,760
Beckman Instruments, Inc.,
   7.10% due 03/04/2003                                 240,000         243,012
   7.45% due 03/04/2008                               1,065,000       1,061,571
Bergen Brunswig Corp.,
   7.375% due 01/15/2003                                100,000          98,629
Beverly Enterprises, Inc.,
   9.00% due 02/15/2006 (a)                             150,000         151,500
   9.625% due 04/15/2009                                130,000         133,250
Bio Rad Labs, Inc.,
   11.625% due 02/15/2007                                71,000          77,035
Columbia/HCA Healthcare Corp.,
   7.00% due 07/01/2007                                   5,000           4,800
   7.25% due 05/20/2008                                 195,000         188,662
Express Scripts, Inc.,
   9.625% due 06/15/2009                                 55,000          59,538
Fisher Scientific International, Inc.,
   9.00% due 02/01/2008                                 190,000         186,200
Health Net, Inc. 144A,
   8.375% due 04/15/2011                                775,000         773,713
Manor Care, Inc.,
   8.00% due 03/01/2008                                  30,000          30,178
MEDIQ Life Support Services#,
   11.00% due 06/01/2008                                165,000           1,650
Omnicare, Inc. 144A,
   8.125% due 03/15/2011                                 30,000          30,300
Owens & Minor, Inc.,
   10.875% due 06/01/2006                               100,000         105,750
Packard BioScience, Inc.,
   9.375% due 03/01/2007                                250,000         242,500
Physician Sales & Service Inc., 8.50%
   due 10/01/2007                                       160,000         142,400
Rite Aid Corp.,
   7.125% due 01/15/2007                                250,000         206,250
   11.25% due 07/01/2008                                150,000         151,312
Triad Hospitals,
   8.75% due 05/01/2009                                  55,000          55,963
   11.00% due 05/15/2009                                100,000         107,750
Universal Hospital Services, Inc.,
   10.25% due 03/01/2008                                245,000         222,950
Warner Chilcott, Inc.,
   12.625% due 02/15/2008                               140,000         149,800
                                                                    -----------
                                                                      9,052,498

ELECTRICAL EQUIPMENT - 0.14%
Energy Corp. of America, Inc., 9.50% due
   05/15/2007                                       $   475,000     $   389,500
Wesco Distribution, Inc.,
   9.125% due 06/01/2008                                175,000         166,469
                                                                    -----------
                                                                        555,969
ELECTRIC UTILITIES - 4.86%
Aes Corp.,
   8.875% due 02/15/2011                                315,000         307,125
American Electric Power Inc.,
   6.125% due 05/15/2006                              2,000,000       1,969,340
Baltimore Gas & Electric Company, 6.125%
   due 07/01/2003 (a)                                 1,000,000       1,016,800
Calpine Corp.,
   8.50% due 02/15/2011                                 250,000         240,105
   8.625% due 08/15/2010                                220,000         213,919
Cinergy Corp.,
   6.125% due 04/15/2004                              2,000,000       1,959,918
CMS Energy Corp.,
   7.50% due 01/15/2009                                  65,000          60,401
Duke Energy Company,
   5.375% due 01/01/2009                              1,000,000         923,590
L-3 Communications Corp.,
   8.00% due 08/01/2008                                 160,000         159,600
   8.50% due 05/15/2008                                  40,000          40,800
Mirant Americas Generation, Inc. 144A,
   7.625% due 05/01/2006                              1,000,000       1,011,050
Nevada Power Company,
   8.25% due 06/01/2011                                 600,000         606,168
Northern States Power Company, 6.375%
   due 04/01/2003                                     1,000,000       1,017,060
NRG Energy, Inc.,
   7.50% due 06/01/2009                                 700,000         699,965
Nstar,
   8.00% due 02/15/2010                               2,000,000       2,114,380
Pacificorp Secured Medium Term Note Bank,
    6.375% due 05/15/2008                             1,000,000         975,022
PSEG Power LLC,
   8.625% due 04/15/2031                              1,885,000       2,030,718
Sierra Pacific Power Company,
   8.00% due 06/01/2008                               1,000,000         997,510
Tennessee Gas Pipeline Company, 7.50%
   due 04/01/2017                                       900,000         879,489
Utilicorp United, Inc.,
   7.95% due 02/01/2011                               2,000,000       2,018,800
Western Resources, Inc.,
   6.875% due 08/01/2004                                105,000         100,233
   7.125% due 08/01/2009                                 80,000          73,032
Wisconsin Electric Power Company, 6.50%
   due 06/01/2028                                       700,000         625,583
                                                                    -----------
                                                                     20,040,608
ELECTRONICS - 0.03%
Viasystems, Inc.,
   9.75% due 06/01/2007                                 240,000         117,600
                                                                    -----------

ENERGY - 0.38%
Costilla Energy, Inc.#,
   10.25% due 10/01/2006 (a)                            225,000               0


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
ENERGY - CONTINUED
Enron Corp.,
   8.00% due 08/15/2005                             $ 1,500,000     $ 1,571,910
                                                                    -----------
                                                                      1,571,910

FINANCIAL SERVICES - 8.22%
 AAG Holding, Inc.,
   6.875% due 06/01/2008                              1,710,000       1,604,151
American Financial Group, Inc., 7.125%
   due 04/15/2009                                       340,000         319,243
Amerus Capital I,
   8.85% due 02/01/2027                               1,000,000         830,480
Associates Corp. of North America, 5.75%
   due 11/01/2003                                       610,000         618,918
BanPonce Financial Corp.,
   6.75% due 08/09/2001                               1,600,000       1,603,248
   6.80% due 12/21/2005                                 260,000         266,547
Beneficial Corp.,
   8.40% due 05/15/2008                                 350,000         381,273
Cigna Corp.,
   7.40% due 05/15/2007                               1,300,000       1,353,521
   7.875% due 05/15/2027                                790,000         809,078
   8.25% due 01/01/2007                                 410,000         444,235
CIT Group, Inc.,
   6.50% due 02/07/2006                               1,000,000       1,011,110
Commercial Credit Group, Inc., 7.375%
   due 04/15/2005                                     1,000,000       1,050,810
Dime Capital Trust,
   9.33% due 05/06/2027                               1,350,000       1,418,985
Equitable Companies, Inc.,
   7.00% due 04/01/2028                               1,000,000         957,110
Erac USA Finance Company,
   8.00% due 01/15/2011                               2,100,000       2,135,595
General Electric Capital Corp., 8.88%
   due 06/18/2003                                       600,000         645,912
H.F. Ahmanson & Company,
   7.875% due 09/01/2004                                525,000         550,841
International Lease Finance Corp., 6.00%
   due 06/15/2003                                       300,000         306,189
Legg Mason Inc.,
   6.75% due 07/02/2008                                 600,000         593,130
Manufacturers & Traders Trust Company,
   8.00% due 10/01/2010                               1,250,000       1,328,637
Marsh & McLennan Companies, Inc., 7.125%
   due 06/15/2009                                     1,145,000       1,187,434
Peco Energy Transition Trust,
   6.05% due 03/01/2009                               1,000,000         998,750
   6.52% due 12/31/2010                                 250,000         249,295
Private Export Funding Corp.,
   6.62% due 10/01/2005                               2,000,000       2,068,700
   7.03% due 10/31/2003                                 500,000         523,270
Southern Company Capital Trust I, 8.19%
   due 02/01/2037                                     1,000,000         944,310
Sun Canada Financial Company,
   6.625% due 12/15/2007                                650,000         630,991
   7.25% due 12/15/2015                               1,700,000       1,625,302
SunAmerica, Inc.,
   8.125% due 04/28/2023                              1,000,000       1,123,590
Tembec Finance Corp.,
   9.875% due 09/30/2005                                100,000         102,000
Toyota Motor Credit Corp.,
   5.625% due 11/13/2003                            $ 1,600,000     $ 1,615,024
United States Bancorp Oregon,
   7.50% due 06/01/2026                               2,774,000       2,926,098
United States West Capital Funding,
   Inc., 6.25% due 07/15/2005                         1,395,000       1,388,081
Western Financial Bank,
   8.875% due 08/01/2007                                300,000         284,250
                                                                    -----------
                                                                     33,896,108
FOOD & BEVERAGES - 0.61%
Aurora Foods, Inc.,
   8.75% due 07/01/2008                                 100,000          83,000
   9.875% due 02/15/2007                                 50,000          43,875
ConAgra, Inc.,
   7.875% due 09/15/2010                                655,000         682,621
Kroger Company,
   7.50% due 04/01/2031                               1,525,000       1,486,799
Nash Finch Company,
   8.50% due 05/01/2008                                 125,000         118,750
New World Pasta Company,
   9.25% due 02/15/2009                                 145,000          91,350
                                                                    -----------
                                                                      2,506,395
FOREST PRODUCTS - 0.04%
Millar Western Forest Products Ltd.,
   9.875% due 05/15/2008 (a)                            150,000         141,000
Tembec Industries, Inc.,
   8.50% due 02/01/2011                                  30,000          30,600
                                                                    -----------
                                                                        171,600
GAS & Pipeline Utilities - 1.13%
Dynegy Holdings, Inc.,
   6.875% due 04/01/2011                                725,000         706,157
Dynegy-Roseton Danskamme,
   7.27% due 11/08/2010                               1,000,000         990,351
Northern Border Partners LP,
   7.10% due 03/15/2011                               1,000,000         964,370
Sonat, Inc.,
   6.875% due 06/01/2005                              2,000,000       2,005,240
                                                                    -----------
                                                                      4,666,118
HOMEBUILDERS - 0.67%
Beazer Homes USA, Inc.,
   8.625% due 05/15/2011                                130,000         129,675
Centex Corp.,
   7.875% due 02/01/2011                              1,000,000         989,760
KB Home,
   9.50% due 02/15/2011                                 320,000         321,600
Pulte Corp.,
   8.125% due 03/01/2011                                930,000         920,430
Standard Pacific Corp.,
   8.00% due 02/15/2008                                  50,000          46,500
   8.50% due 06/15/2007                                 115,000         114,713
   8.50% due 04/01/2009                                 145,000         138,656
   9.50% due 09/15/2010                                 100,000         100,000
                                                                    -----------
                                                                      2,761,334
HOTELS & RESTAURANTS - 0.03%
John Q.Hammon Hotels,
   8.875% due 02/15/2004                                145,000         143,550
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
HOUSEHOLD PRODUCTS - 0.34%
Mattress Discounters Corp.,
   12.625% due 07/15/2007                           $   150,000     $    49,500
Procter & Gamble, Series A,
   9.36% due 01/01/2021                               1,000,000       1,221,780
Sealy Mattress Company,
   Step up to 10.875% due 12/15/2007(a)                 175,000         144,812
                                                                    -----------
                                                                      1,416,092
INDUSTRIALS - 0.68%
Anthony Crane Rental LP,
   10.375% due 08/01/2008                               250,000         130,000
BWay Corp.,
   10.25% due 04/15/2007                                 95,000          85,500
Conmed Corp.,
   9.00% due 03/15/2008                                 240,000         232,800
Federal Mogul Corp.,
   7.50% due 01/15/2009                                 620,000          80,600
   7.75% due 07/01/2006 (a)                              45,000           6,750
Frontiervision Holdings LP,
   Step up to 11.875% due 09/15/2007                    125,000         127,500
Gaylord Container Corp.,
   9.375% due 06/15/2007                                330,000         211,200
   9.75% due 06/15/2007 (a)                              40,000          25,200
IT Group Inc.,
   11.25% due 04/01/2009                                 40,000          37,600
Midamerican Funding LLC,
   6.75% due 03/01/2011                               1,000,000         965,980
Praxair, Inc.,
   6.50% due 03/01/2008                                 605,000         601,243
Resolution Performance Products Inc.,
   13.50% due 11/15/2010                                 55,000          59,675
Roller Bearing Company of America, Inc.,
   9.625% due 06/15/2007                                 25,000          22,750
SCG Holding Corp.,
   12.00% due 08/01/2009 (a)                            223,000         127,110
Sun Media Corp.,
   9.50% due 05/15/2007                                  85,000          85,000
                                                                    -----------
                                                                      2,798,908
INSURANCE - 4.44%
Amerus Group Company,
   6.95% due 06/15/2005                                 715,000         692,427
Conseco Inc.,
   10.75% due 06/15/2008                                175,000         171,500
Equitable Life Assurance Society, 7.70%
   due 12/01/2015                                       680,000         707,343
Everest Reinsurance Holdings, Inc.,
   8.75% due 03/15/2010                               1,800,000       1,996,200
Florida Windstorm Underwriting Association,
    7.125% due 02/25/2019                             3,720,000       3,652,147
Jackson National Life Insurance Company,
    8.15% due 03/15/2027                              1,500,000       1,581,885
Liberty Mutual Insurance Company,
    7.697% due 10/15/2097                             1,600,000       1,254,576
    8.20% due 05/04/2007                                550,000         574,547
Lumbermans Mutual Casualty Company,
    9.15% due 07/01/2026                                675,000         613,562
Ohio National Life Insurance
   Company, 8.50% due 05/15/2026                      1,150,000       1,114,143
Provident Companies, Inc.,
   7.00% due 07/15/2018                                 500,000         456,595
   7.25% due 03/15/2028                                 500,000         451,845
Security Benefit Life Company, 8.75% due
   05/15/2016                                         1,350,000     $ 1,342,553
Torchmark, Corp.,
   7.875% due 05/15/2023                              2,000,000       2,011,560
Unum Corp.,
   6.75% due 12/15/2028                               1,000,000         855,210
Zurich Reinsurance Centre Holdings,
   Inc., 7.125% due 10/15/2023                        1,000,000         835,900
                                                                    -----------
                                                                     18,311,993
INTERNATIONAL OIL - 0.42%
Petroleos Mexicanos,
   9.50% due 09/15/2027                               1,100,000       1,191,300
Tosco Trust 2000, Inc.,
   8.58% due 03/01/2010                                 500,000         541,991
                                                                    -----------
                                                                      1,733,291
INTERNET CONTENT - 0.01%
PSINet, Inc.#,
   10.00% due 02/15/2005                                205,000          12,813
   11.50% due 11/01/2008                                250,000          15,625
                                                                    -----------
                                                                         28,438
INVESTMENT COMPANIES - 0.37%
John Hancock Global Funding,
   7.90% due 07/02/2010                               1,400,000       1,517,544
                                                                    -----------

LEISURE TIME - 0.16%
AMC Entertainment, Inc.,
   9.50% due 03/15/2009                                 275,000         247,500
Circus Circus Enterprises, Inc., 9.25%
   due 12/01/2005 (a)                                   245,000         247,450
Station Casinos, Inc.,
   8.875% due 12/01/2008                                150,000         150,750
                                                                    -----------
                                                                        645,700
METAL & METAL PRODUCTS - 0.02%
Neenah Corp.,
   11.125% due 05/01/2007                               150,000          80,812
Neenah Foundry Company,
   11.125% due 05/01/2007                                30,000          16,163
                                                                    -----------
                                                                         96,975
NEWSPAPERS - 0.98%
News America Holdings, Inc.,
   8.50% due 02/15/2005                               1,000,000       1,073,790
   9.25% due 02/01/2013                               2,645,000       2,976,974
                                                                    -----------
                                                                      4,050,764
PAPER - 1.05%
Abitibi Consolidated Inc.,
   7.875% due 08/01/2009                              1,325,000       1,338,700
Boise Cascade Office Products Company,
    7.05% due 05/15/2005                              2,700,000       2,615,841
Caraustar Industries Inc.,
   9.875% due 04/01/2011                                150,000         138,000
Domtar, Inc.,
   9.50% due 08/01/2016                                  75,000          82,544
Pacifica Papers, Inc.,
   10.00% due 03/15/2009                                100,000         106,000
Paperboard Industries International, Inc.,
    8.375% due 09/15/2007                                65,000          58,175
                                                                    -----------
                                                                      4,339,260


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
PETROLEUM SERVICES - 0.33%
Pioneer Natural Resources Company,
    9.625% due 04/01/2010                           $    20,000     $    22,300
Plains Resources, Inc.,
   10.25% due 03/15/2006                                100,000         103,750
    Series B, 10.25% due 03/15/2006                     190,000         197,125
Ultramar Corp.,
   8.00% due 03/15/2005                               1,000,000       1,050,250
                                                                    -----------
                                                                      1,373,425
PLASTICS - 0.02%
Hexcel Corp.  New,
   9.75% due 01/15/2009                                  70,000          67,375
                                                                    -----------

PUBLISHING - 0.32%
E.W. Scripps Company,
   6.625% due 10/15/2007                                500,000         488,835
Quebecor Media Inc.,
   13.75% due 07/15/2011                                585,000         299,883
Scholastic Corp.,
   7.00% due 12/15/2003                                 530,000         543,838
                                                                    -----------
                                                                      1,332,556
RAILROADS & Equipment - 0.13%
Kansas City Southern Railway Company,
    9.50% due 10/01/2008                                 15,000          15,863
Southern Railway Company,
   8.75% due 10/15/2003                                 470,000         501,842
                                                                    -----------
                                                                        517,705
REAL ESTATE - 0.89%
Healthcare Realty Trust, Inc., 8.125%
   due 05/01/2011                                     1,500,000       1,493,007
Liberty Property Limited Partnership,
   7.25% due 03/15/2011                               1,500,000       1,466,295
Regency Centers LP,
   7.95% due 01/15/2011                                 700,000         700,021
                                                                    -----------
                                                                      3,659,323
RETAIL GROCERY - 0.01%
Stater Brothers Holdings, Inc., 10.75%
   due 08/15/2006                                        35,000          32,900
                                                                    -----------

RETAIL TRADE - 0.45%
Duane Reade, Inc.,
   9.25% due 02/15/2008                                 255,000         244,800
Federated Department Stores Inc., 7.45%
   due 07/15/2017                                       900,000         869,994
May Department Stores Company, 8.50% due
   06/01/2019                                           565,000         632,647
Penney J C Inc.,
   7.375% due 08/15/2008 (a)                             90,000          80,100
   7.60% due 04/01/2007 (a)                              50,000          46,000
                                                                    -----------
                                                                      1,873,541
SANITARY SERVICES - 0.52%
Allied Waste North America, Inc.,
   7.625% due 01/01/2006                                205,000         201,925
   10.00% due 08/01/2009                                270,000         277,425
Azurix Corp.,
   10.75% due 02/15/2010                                 75,000          75,000
USA Waste Services, Inc.,
   Step up to 6.125% due 07/15/2001                   1,500,000       1,500,090
Waste Management, Inc.,
   6.875% due 05/15/2009                            $   100,000     $    97,369
                                                                    -----------
                                                                      2,151,809
SEMICONDUCTORS - 0.21%
Amkor Technology, Inc.,
   9.25% due 02/15/2008                                 225,000         215,438
   10.50% due 05/01/2009 (a)                            200,000         191,000
Fairchild Semiconductor Corp.,
   10.125% due 03/15/2007                               205,000         196,800
   10.375% due 10/01/2007                               110,000         105,875
   10.50% due 02/01/2009                                150,000         146,250
                                                                    -----------
                                                                        855,363
SOFTWARE - 0.09%
Concentric Network Corp.,
   12.75% due 12/15/2007                                300,000          91,500
Exodus Communications, Inc.,
   10.75% due 12/15/2009                                125,000          41,250
    11.25% due 07/01/2008  (a)                          145,000          47,850
    11.625% due 07/15/2010 (a)                          550,000         189,750
                                                                    -----------
                                                                        370,350
STEEL - 0.17%
Alaska Steel Corp.,
   7.875% due 02/15/2009                                495,000         477,675
Algoma Steel, Inc. #,
   12.375% due 07/15/2005 (a)                           100,000          22,000
Bayou Steel Corp.,
   9.50% due 05/15/2008                                  12,000           6,420
National Steel Corp., Series D, 9.875%
   due 03/01/2009                                       180,000          66,600
Weirton Steel Corp.,
   10.75% due 06/01/2005 (a)                            100,000          35,000
   11.375% due 07/01/2004                               200,000          72,000
                                                                    -----------
                                                                        679,695
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.13%
Alaska Communications Holdings, 9.375%
   due 05/15/2009                                       120,000          98,400
BTI Telecom Corp.,
   10.50% due 09/15/2007                                175,000          35,000
Crown Castle Intl Corp.,
   Step up to 10.375% due 05/15/2011 (a)                 20,000          12,500
   Step up to 10.625% due 11/15/2007                    175,000         134,313
Deutsche Telekom International
   Finance BV, 7.75% due 06/15/2005                     500,000         522,380
Frontiervision LP/Capital, Series B, Step up
   to 11.875% due 09/15/2007                             90,000          91,800
GCI, Inc.,
   9.75% due 08/01/2007                                 550,000         539,000
Global Crossing Holdings, Ltd.,
   8.70% due 08/01/2007                                 250,000         190,000
    9.125% due 11/15/2006                               200,000         159,000
GST Telecommunications, Inc.#,
   12.75% due 11/15/2007                                210,000           2,100
GT Group Telecom, Inc.,
   Step up to 13.25% due 02/01/2010                     490,000         154,350
Insight Midwest LP,
   9.75% due 10/01/2009                                 160,000         164,800
   10.50% due 11/01/2010                                 40,000          42,200


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES -
CONTINUED
ITC Deltacom, Inc.,
    8.875% due 03/01/2008                           $    50,000     $    26,500
    9.75% due 11/15/2008                                165,000          97,350
   11.00% due 06/01/2007 (a)                             50,000          34,500
KMC Telecom Holdings, Inc.,
   Step up to 12.50% due 02/15/2008                     500,000          42,500
Level 3 Communications, Inc.,
    9.125% due 05/01/2008 (a)                           200,000          83,000
    11.25% due 03/15/2010 (a)                           125,000          53,125
McleodUSA, Inc.,
    8.125% due 02/15/2009 (a)                            70,000          37,800
    8.375% due 03/15/2008                               130,000          69,550
    9.50% due 11/01/2008                                345,000         188,025
    11.375% due 01/01/2009 (a)                           95,000          59,375
Metronet Communications Corp,
    Step up to 9.95% due 06/15/2008                     500,000         434,685
NTL Communications Corp., Series B, Step up
   to 12.375% due 10/01/2008                            515,000         216,300
RCN Corp.,
   Step up to 11.00% due 07/01/2008                     325,000          87,750
   Step up to 11.125% due 10/15/2007                     50,000          15,000
Rogers Cantel, Inc.,
   9.375% due 06/01/2008                                175,000         173,250
Satelites Mexicanos SA De CV,
   10.125% due 11/01/2004                               125,000          85,000
Tele-Communications, Inc.,
   9.65% due 10/01/2003                                 320,000         335,923
Time Warner Telecom LLC,
   9.75% due 07/15/2008                                 120,000         106,200
   10.125% due 02/01/2011                               240,000         214,800
United Pan Europe Communications NV,
   11.25% due 02/01/2010                                100,000          36,000
   11.50% due 02/01/2010                                120,000          43,200
Williams Communications Group, Inc. (a),
   10.875% due 10/01/2009                               200,000          80,000
                                                                    -----------
                                                                      4,665,676
TELEPHONE - 2.08%
Allbritton Communications Company,
    8.875% due 02/01/2008                                50,000          49,500
Bellsouth Savings, ESOT,
   9.19% due 07/01/2003                                 346,886         364,203
Comcast Cable Communications,
   8.50% due 05/01/2027                               1,100,000       1,228,920
Compania De Telecomunicaciones,
   8.375% due 01/01/2006                              1,000,000       1,028,999
Flag Telecom Holdings Ltd.,
   11.625% due 03/30/2010 (a)                           135,000          85,050
GTE California, Inc.,
   5.50% due 01/15/2009                               1,000,000         935,090
GTE Corp.,
   8.75% due 11/01/2021                               1,000,000       1,144,280
Hyperion Telecommunications, Inc.,
   Series B, 12.25% due 09/01/2004                      125,000         104,375
   Series B 144A, Step up to 13.00% due
   04/15/2003                                           175,000         129,500
Lucent Technologies, Inc.,
   5.50% due 11/15/2008 (a)                           1,500,000         960,000
Nextel Communications, Inc.,
   9.50% due 02/01/2011                                  75,000          58,781
   Step up to 9.75% due 10/31/2007                      880,000         572,000
Telecommunications Techniques Company,
   9.75% due 05/15/2008 (a)                         $   290,000     $   240,700
WorldCom, Inc.,
   7.55% due 04/01/2004                               1,575,000       1,619,478
XO Communications, Inc.,
   Step up to 9.45% due 04/15/2008                      450,000          67,500
                                                                    -----------
                                                                      8,588,376
TOYS, AMUSEMENTS & SPORTING GOODS - 0.02%
Hasbro, Inc.,
   7.95% due 03/15/2003                                  75,000          72,938
   8.50% due 03/15/2006 (a)                              29,000          28,130
                                                                    -----------
                                                                        101,068
TRANSPORTATION - 0.07%
K & F Industry, Inc.,
   9.25% due 10/15/2007                                 175,000         179,813
Navistar International Corp.,
   8.00% due 02/01/2008                                 110,000         101,200
   9.375% due 06/01/2006                                 20,000          20,300
                                                                    -----------
                                                                        301,313
TOTAL CORPORATE BONDS
(Cost: $197,933,763)                                               $192,514,271
                                                                   ------------

MUNICIPAL BONDS - 2.99%
ALABAMA - 0.25%
Huntsville Alabama Solid Waste Disposal,
   5.95% due 10/01/2003                               1,000,000       1,022,080
                                                                    -----------

ARIZONA - 0.25%
Phoenix Arizona Civic Improvement Corp.,
   6.30% due 07/01/2008                               1,010,000       1,018,514
                                                                    -----------

CALIFORNIA - 0.86%
Southern California Public Power
   Authority Project, 6.93% due
   05/15/2017                                         1,300,000       1,307,332
Los Angeles County California Pension,
    8.49% due 06/30/2004                                500,000         541,725
    8.62% due 06/30/2006                              1,500,000       1,684,185
                                                                    -----------
                                                                      3,533,242
MARYLAND - 0.18%
Baltimore Maryland,
   6.375% due 10/15/2002                                705,000         722,992
                                                                    -----------

MICHIGAN - 0.32%
Detroit Michigan Downtown Development
   Authority, 6.20% due 07/01/2008                    1,335,000       1,338,751
                                                                    -----------

FLORIDA - 0.27%
Miami Beach Florida Redevelopment Agency
   Tax, 8.95% due 12/01/2022                          1,000,000       1,118,090
                                                                    -----------

PENNSYLVANIA - 0.75%
Philadelphia Pennsylvania Authority,
   5.59% due 04/15/2005                               2,000,000       1,982,340


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
PENNSYLVANIA - CONTINUED
Pittsburgh Pennsylvania Urban
   Redevelopment Authority,
    8.55% due 09/01/2004                            $ 1,000,000     $ 1,092,410
                                                                    -----------
                                                                      3,074,750
SOUTH CAROLINA - 0.11%
South Carolina Public Service Authority,
   6.97% due 01/01/2005                                 475,000         493,924
                                                                    -----------

TOTAL MUNICIPAL BONDS
(Cost: $12,478,442)                                                 $12,322,343
                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.19%
Asset Securitization Corp.,
   6.66% due 02/14/2041                               2,110,000       2,155,688
Chase Commercial Mortgage Securities Corp.,
   6.39% due 11/18/2008                               2,500,000       2,488,043
   6.56% due 05/18/2030                               1,000,000       1,006,476
Credit Suisse First Boston,
   6.52% due 01/17/2035                                 530,000         539,044
First Union-Lehman Brothers Commercial
   Mortgage,
    6.60% due 11/18/2029                              1,950,000       1,990,088
Nomura Asset Securities Corp.,
    6.59% due 03/15/2030                                850,000         858,613
                                                                    -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $9,031,804)                                                  $ 9,037,952
                                                                    -----------

ASSET BACKED SECURITIES - 0.92%
AESOP Funding II LLC, Series 1997-1A,
   Class A2, 6.40% due 10/20/2003                     1,000,000       1,019,930
   Series 1998-1, Class A, 6.14% due
   05/20/2006                                           600,000         608,220
Carco Auto Loan Master Trust,
   Series 1997 1, Class A, 6.689%
   due 08/15/2004                                       208,278         208,278
Discover Card Master Trust 1, Series 97
   2, Class A, 6.792% due 04/16/2010                    507,682         513,074
Massachusetts RRB Special Purpose Trust,
   6.53% due 06/01/2013                               1,000,000         993,397
Onyx Acceptance Auto Trust,
   5.49% due 11/15/2007                                 465,000         465,631
                                                                    -----------

TOTAL ASSET BACKED SECURITIES
(Cost: $3,803,723)                                                  $ 3,808,530
                                                                    -----------

SHORT TERM INVESTMENTS - 12.67%
Navigator Securities Lending Trust, 4.19%
                                                    $52,266,186     $52,266,186
                                                                    -----------

REPURCHASE AGREEMENTS - 1.96%
Repurchase Agreement with Dillon Read, dated
   6/29/2001 at 3.95%, to be repurchased at
   $8,072,656 on 07/02/2001, collateralized
   by $8,041,000 U.S. Treasury Notes, 5.625%
   due 11/30/2002 (valued at $8,251,087,
   including interest). ***
                                                    $ 8,070,000     $ 8,070,000
                                                                    -----------

TOTAL INVESTMENTS (Investment Quality Bond
Trust) (Cost: $418,653,766)                                        $412,416,861
                                                                   ============

DIVERSIFIED BOND TRUST

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 18.87%
U.S. TREASURY BONDS - 2.23%
5.25% due 02/15/2029 (a)                            $   750,000     $   685,778
7.50% due 11/15/2016 (a)                                500,000         582,500
7.875% due 02/15/2021 (a)                             2,750,000       3,370,015
8.875% due 08/15/2017                                 1,000,000       1,312,660
                                                                    -----------
                                                                      5,950,953
U.S. TREASURY NOTES - 16.64%
5.25% due 08/15/2003 (a)                              1,325,000       1,349,420
5.625% due 02/15/2006 - 05/15/2008 (a)                7,170,000       7,414,091
5.75% due 08/15/2010 (a)                             11,650,000      11,919,698
6.25% due 02/15/2003 - 02/15/2007 (a)                15,750,000      16,514,077
6.375% due 08/15/2002 (a)                             2,250,000       2,308,365
6.875% due 05/15/2006                                 4,500,000       4,852,980
                                                                    -----------
                                                                     44,358,631
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $50,356,803)                                                 $50,309,584
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.15%
FEDERAL HOME LOAN BANK - 0.93%
5.80% due 09/02/2008                                  2,500,000       2,474,225
                                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.87%
5.125% due 02/13/2004 (a)                             1,500,000       1,506,930
5.25% due 01/15/2009                                  1,500,000       1,434,135
6.00% TBA**                                           1,585,000       1,561,225
6.00% due 05/15/2008                                  3,125,000       3,145,500
6.00% due 04/01/2014 - 05/01/2029 (a)                 7,122,420       6,963,312
6.25% due 05/15/2029 (a)                              4,000,000       3,828,120
6.50% due 06/01/2014 - 06/01/2031                    27,571,833      27,174,438
7.00% due 06/01/2031                                  2,000,000       2,008,740
7.50% due 10/01/2010 - 05/01/2031                     7,856,794       8,029,706
                                                                    -----------
                                                                     55,652,106

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 11.35%
6.00% due 02/15/2029 - 06/15/2029                     4,392,051       4,250,671
6.50% due 01/15/2029 - 04/15/2031                    16,527,575      16,347,323
7.00% due 04/15/2029 - 10/15/2030                     4,038,198       4,073,532
8.00% due 10/15/2026 - 04/15/2030                     5,396,283       5,594,039
                                                                    -----------
                                                                     30,265,565

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $87,924,990)                                                 $88,391,896
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
CORPORATE BONDS - 20.19%
AUTO SERVICES - 0.14%
Hertz Corp.,
   7.625% due 08/15/2007                            $   375,000     $   385,759
                                                                    -----------

BANKING - 1.25%
Bank of America,
   7.125% due 09/15/2006                                750,000         783,862
Bank One Corp.,
   6.50% due 02/01/2006                               1,125,000       1,140,637
Capital One Bank,
   6.875% due 02/01/2006                                400,000         390,484
   8.25% due 06/15/2005                                 750,000         774,375
Capital One Financial Corp.,
   7.25% due 05/01/2006                                 250,000         241,106
                                                                    -----------
                                                                      3,330,464
BROADCASTING - 3.22%
Acme Television/Finance, Series B, Step up
   to 10.875% due 09/30/2004                            500,000         465,000
CBS, Inc.,
   7.15% due 05/20/2005                               1,250,000       1,299,150
Charter Communications Holdings,
   10.75% due 10/01/2009                              1,250,000       1,296,875
   144A, 10.00% due 05/15/2011                        1,250,000       1,268,750
   144A, Step up to 11.75% due 05/15/2011               500,000         290,000
Clear Channel Communications,
   7.65% due 09/15/2010                               1,000,000       1,036,590
Cox Radio, Inc.,
   6.375% due 05/15/2005                              1,000,000         992,630
Fox/Liberty Networks LLC,
   8.875% due 08/15/2007                                750,000         783,750
Radio One, Inc. 144A,
   8.875% due 07/01/2011                                375,000         375,000
Viacom, Inc.,
   7.70% due 07/30/2010                                 750,000         788,917
                                                                    -----------
                                                                      8,596,662
BUSINESS SERVICES - 0.27%
Williams Holdings, Inc.,
   6.50% due 12/01/2008                                 750,000         716,115
                                                                    -----------

CELLULAR COMMUNICATIONS - 1.64%
American Tower Corp. 144A,
   9.375% due 02/01/2009                                750,000         701,250
Nextel Communications, Inc.,
   12.00% due 11/01/2008                              2,250,000       2,025,000
Nextel International, Inc.,
   12.75% due 08/01/2010                                250,000          72,500
Nextel Partners, Inc.,
   11.00% due 03/15/2010                              1,375,000       1,058,750
Telus Corporation,
   7.50% due 06/01/2007                                 500,000         506,055
                                                                    -----------
                                                                      4,363,555
COMPUTERS & BUSINESS EQUIPMENT - 0.04%
Zilog, Inc.,
   9.50% due 03/01/2005                                 700,000         119,000
                                                                    -----------

ELECTRIC UTILITIES - 0.59%
Coastal Corp.,
   6.50% due 06/01/2008                               1,250,000       1,195,537
Progress Energy, Inc.,
   7.75% due 03/01/2031                             $   375,000     $   386,573
                                                                    -----------
                                                                      1,582,110
ELECTRONICS - 0.43%
Motorola, Inc.,
   6.75% due 02/01/2006                               1,225,000       1,143,709
                                                                    -----------

FINANCIAL SERVICES - 3.59%
Associates Corp. of North America,
   5.75% due 11/01/2003                               2,000,000       2,029,240
Citigroup, Inc.,
   7.25% due 10/01/2010                                 375,000         389,268
Conseco, Inc.,
   8.75% due 02/09/2004                                 750,000         708,750
Ford Motor Credit Company,
   5.80% due 01/12/2009                               2,000,000       1,845,100
   7.375% due 10/28/2009                                500,000         505,360
Household Finance Corp.,
   6.40% due 06/17/2008                               3,000,000       2,948,040
   7.20% due 07/15/2006                                 750,000         782,250
J.P. Morgan Chase,
   6.75% due 02/01/2011                                 375,000         375,784
                                                                    -----------
                                                                      9,583,792

FOOD & BEVERAGES - 1.76%
ConAgra, Inc.,
   7.50% due 09/15/2005                                 500,000         517,530
   7.875% due 09/15/2010                                750,000         781,627
Kroger Company,
   6.80% due 04/01/2011                               1,000,000         978,680
Nabisco, Inc.,
   7.55% due 06/15/2015                               2,375,000       2,416,064
                                                                    -----------
                                                                      4,693,901

HOTELS & RESTAURANTS - 0.15%
MGM Mirage, Inc.,
   8.50% due 09/15/2010                                 375,000         390,705
                                                                    -----------

HOUSEHOLD APPLIANCES - 0.28%
Philips Electronics NV,
   7.20% due 06/01/2026                                 750,000         753,143
                                                                    -----------

INSURANCE - 0.29%
UnumProvident Corp.,
   7.625% due 03/01/2011                                750,000         769,245
                                                                    -----------

LEISURE TIME - 0.14%
The Walt Disney Company,
   5.50% due 12/29/2006                                 375,000         366,430
                                                                    -----------

MINING - 0.14%
Freeport McMoran Copper & Gold,
   7.20% due 11/15/2026                                 500,000         370,000
                                                                    -----------

OFFICE FURNISHINGS & SUPPLIES - 0.14%
Office Depot, Inc. 144A,
   10.00% due 07/15/2008                                375,000         367,500
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
PAPER - 0.13%
Fort James Corp.,
   6.875% due 09/15/2007                            $   375,000     $   354,889
                                                                    -----------

PUBLISHING - 1.29%
Time Warner, Inc.,
   7.25% due 10/15/2017                                 375,000         365,591
   7.57% due 02/01/2024                               2,000,000       1,978,940
   8.18% due 08/15/2007                               1,000,000       1,082,870
                                                                    -----------
                                                                      3,427,401
REAL ESTATE - 0.15%
EOP Operating LP,
   7.75% due 11/15/2007                                 375,000         393,360
                                                                    -----------

SANITARY SERVICES - 0.57%
Waste Management, Inc.,
   7.375% due 08/01/2010                                375,000         375,563
WMX Technologies, Inc.,
   6.375% due 12/01/2003                                375,000         376,943
   7.10% due 08/01/2026                                 750,000         763,207
                                                                    -----------
                                                                      1,515,713

TELECOMMUNICATIONS EQUIPMENT & Services - 1.27%
AT&T Wireless Services Inc., Series
   144A, 7.875% due 03/01/2011                          375,000         375,758
Crown Castle Intl Corp.,
   Step up to 10.375% due 05/15/2011                  1,500,000         937,500
Dobson Communications Corp.,
   10.875% due 07/01/2010                             1,250,000       1,250,000
Nortel Networks, Ltd.,
   6.125% due 02/15/2006                                625,000         535,200
Omnipoint Corp. 144A,
   11.50% due 09/15/2009                                250,000         288,750
                                                                    -----------
                                                                      3,387,208
TELEPHONE - 2.22%
Centurytel, Inc., Series H,
   8.375% due 10/15/2010                                750,000         785,565
Crown Castle International Corp., 10.75%
   due 08/01/2011                                       750,000         712,500
Liberty Media Corp.,
   7.875% due 07/15/2009                              1,375,000       1,314,252
SBA Communications Corp.,
   10.25% due 02/01/2009                                850,000         777,750
   Step up to 12.00% due 03/01/2008                     300,000         228,000
Vodafone Group PLC,
   7.625% due 02/15/2005                              1,875,000       1,970,887
Voicestream Wireless Corp.,
   10.375% due 11/15/2009                               110,967         125,897
                                                                    -----------
                                                                      5,914,851

TRANSPORTATION - 0.49%
International Shipholding Corp., Series
   B, 7.75% due 10/15/2007                            1,000,000         940,000
Teekay Shipping Corp. 144A,
   8.875% due 07/15/2011                                375,000         378,750
                                                                    -----------
                                                                      1,318,750

TOTAL CORPORATE BONDS
(Cost: $55,313,216)                                                 $53,844,262
                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.45%
DLJ Mortgage Acceptance Corp., Series
   1995-CF2, Class A1B 144A, 6.85% due
   12/17/2027                                       $   375,000     $   384,912
GMAC Commercial Mortgage Security, Inc.,
   Series 1997-C1, Class A3, 6.869% due
   08/15/2007                                           375,000         382,467
Green Tree Financial Corp., Series
   1997-6, Class A7, 7.14% due 01/15/2029               749,945         770,568
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1, 7.446% due
   06/15/2021                                           569,330         583,197
   Series 1997-C1, Class A2, 7.12% due
   06/18/2029                                           375,000         387,362
Residential Funding Mortgage Securities
   II, Series 2000-HI5, Class AI4, 6.94%
   due 12/25/2014                                       500,000         510,783
   Series 2001 HS2, Class A4, 6.43% due
   04/25/2016                                         1,000,000         994,375
Structured Asset Securities Corp. 144A,
   Class A, 8.53739% due 07/15/2027                   2,391,953       2,523,511
                                                                    -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $6,423,175)                                                  $ 6,537,175
                                                                    -----------

ASSET BACKED SECURITIES - 2.13%
Citibank Credit Card Master Trust I,
   Series 1999-1, Class A, 5.50% due
   02/15/2006                                           375,000         378,045
Government Lease Trust, Series
   1999-GSA1, Class A2, 144A, 6.18% due
   05/18/2005                                         2,000,000       2,026,155
GRCT Consumer Loan Trust, Series
   2001-1A, Class 2BRV, 144A, 6.251% due
   02/15/2020                                           484,172         484,172
Pegasus Aviation Lease Securitization,
   Series 2000-1, Class A2 144A, 8.37%
   due 03/25/2030                                       375,000         392,513
Sears Credit Account Master Trust,
   Series 1998-2, Class A, 5.25% due
   10/16/2008                                         2,000,000       2,008,740
   Series 1999-1, Class A, 5.65% due
   03/17/2009                                           375,000         378,866
                                                                    -----------

TOTAL ASSET BACKED SECURITIES
(Cost: $5,530,502)                                                  $ 5,668,491
                                                                    -----------

SHORT TERM INVESTMENTS - 17.97%
Navigator Securities Lending Trust, 4.19%           $47,909,247     $47,909,247
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
REPURCHASE AGREEMENTS - 5.24%
Repurchase Agreement with State Street Corp.,
   dated 06/29/2001 at 2.75%, to be repurchased
   at $13,969,201 on 07/02/2001,
   collateralized by $12,650,000 U.S. Treasury
   Bonds, 6.625% due 02/15/2027 (valued at
   $14,248,935, including interest). ***            $13,966,000     $13,966,000
                                                                    -----------

TOTAL INVESTMENTS (Diversified Bond Trust)
  (Cost: $267,423,933)                                             $266,626,655
                                                                   ============

U. S. GOVERNMENT SECURITIES TRUST

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                        ------         -----
U.S. TREASURY OBLIGATIONS - 12.96%
U.S. TREASURY BONDS - 0.79%
5.25% due 11/15/2028 ***                            $ 2,000,000     $ 1,826,880
6.375% due 08/15/2027 ***                             2,100,000       2,226,000
6.625% due 02/15/2027 ****                              500,000         546,955
                                                                    -----------
                                                                      4,599,835
U.S. TREASURY NOTES - 12.17%
4.625% due 05/15/2006                                 8,000,000       7,890,000
5.00% due 02/15/2011                                 14,000,000      13,582,100
5.75% due 11/15/2005                                 14,000,000      14,338,940
5.875% due 11/15/2004                                16,000,000      16,547,360
6.50% due 02/15/2010                                  6,500,000       6,981,390
6.75% due 05/15/2005                                 10,500,000      11,179,140
                                                                    -----------
                                                                     70,518,930

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $74,677,463)                                                 $75,118,765
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.92%
FEDERAL HOME LOAN BANK - 1.43%
5.80% due 09/02/2008 ***                              8,350,000       8,263,911
                                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 19.78%
6.00% TBA **                                         66,800,000      64,928,716
6.00% due 10/01/2010 - 11/01/2028 ***                10,166,792       9,795,279
6.50% due 07/01/2006 - 12/01/2010 ***                 1,782,493       1,799,203
7.00% due 12/01/2004 - 04/15/2021 ***                16,203,199      16,529,354
7.50% due 05/01/2007                                  1,311,269       1,354,370
8.25% due 07/01/2006                                     47,675          49,362
9.00% due 10/01/2017 - 11/01/2020 ***                 2,918,498       3,101,721
9.50% due 08/01/2020                                    788,925         844,884
10.00% due 05/01/2005 ***                                94,215          97,693
10.50% due 06/01/2020 ***                             1,578,109       1,761,059
11.75% due 10/01/2009 - 12/01/2013                       59,157          66,172
12.00% due 07/01/2020                                   228,955         258,545
7.00% TBA **                                         14,000,000      14,070,000
                                                                    -----------
                                                                    114,656,358

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 30.77%
6.00% TBA **                                         22,000,000      21,619,360
6.00% due 12/01/2028                                  6,639,600       6,388,490
6.50% TBA **                                         31,000,000      30,505,860
6.50% due 12/01/2003 - 06/01/2029 ***               $19,855,866     $19,593,900
6.527% due 05/25/2030 ***                             9,500,000       9,412,350
7.00% TBA **                                          6,000,000       6,026,220
7.00% due 07/01/2022 - 01/01/2030 ***                27,007,980      27,150,397
7.37% due 01/17/2013                                  2,754,538       2,898,768
7.50% due 09/01/2029 - 02/01/2031                    22,889,108      23,353,986
8.00% TBA **                                          6,000,000       6,196,860
8.00% due 08/01/2004 - 03/01/2031                     6,435,547       6,646,679
8.25% due 09/01/2008                                     90,800          94,593
8.50% due 02/01/2009                                     20,529          21,704
8.75% due 08/01/2009 - 10/01/2011                       865,190         915,009
9.00% due 05/01/2021 - 05/01/2027                       415,624         446,703
10.00% due 04/01/2016 - 09/01/2020                    3,875,380       4,312,053
11.50% due 09/01/2013 - 09/01/2019                      687,249         772,285
11.75% due 12/01/2015                                    54,877          62,602
12.00% due 01/01/2013 - 04/01/2016                    1,840,220       2,091,181
12.50% due 01/01/2013 - 09/01/2015                    1,076,513       1,233,695
13.00% due 11/01/2015                                   621,591         729,394
13.50% due 11/01/2014                                   315,192         366,262
REMIC due 01/17/2003                                    754,824         759,259
REMIC due 12/28/2028                                  6,531,021       6,712,356
                                                                    -----------
                                                                    178,309,966

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.94%
7.50% due 02/15/2007 - 12/15/2027                    11,829,064      12,137,826
8.00% due 10/15/2005                                      4,561           4,755
9.00% due 12/20/2019                                  4,472,248       4,823,541
9.50% due 09/15/2020                                     82,992          89,889
11.00% due 09/15/2015                                     9,430          10,673
                                                                    -----------
                                                                     17,066,684

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $317,850,727)                                               $318,296,919
                                                                   ------------

SHORT TERM INVESTMENTS - 15.63%
PHH Corporation
   4.70% due 07/16/2001                             $10,930,000     $10,908,596
Grand Funding Corp.
   4.30% due 07/16/2001                              21,762,000      21,723,010
Mermaid Funding Corp.
   4.22% due 07/13/2001                              25,000,000      24,964,833
Motorola, Incorporated
   4.60% due 07/16/2001                              22,090,000      22,047,661
Sprint Capital Corp.
   4.76% due 07/09/2001                              10,950,000      10,938,417
                                                                    -----------
                                                                    $90,582,517
REPURCHASE AGREEMENTS - 16.49%
Repurchase Agreement with State Street Corp.,
   dated 06/29/2001 at 3.93%, to be
   repurchased at $95,589,295 on 07/02/2001,
   collateralized by $64,645,000 U.S. Treasury
   Bonds 10.625% due 08/15/2015 (valued at
   $97,479,747, including interest).***             $95,558,000     $95,558,000
                                                                    -----------

TOTAL INVESTMENTS (U.S. Government Securities
Trust)(Cost: $578,668,707)                                         $579,556,201
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

MONEY MARKET TRUST

                                                 PRINCIPAL
                                                   AMOUNT               VALUE
                                                   ------               -----
U.S. TREASURY OBLIGATIONS - 19.19%
U.S. TREASURY BILLS - 19.19%
3.355% due 12/06/2001                            $25,000,000         $ 24,631,882
3.42% due 09/27/2001                              40,000,000           39,665,600
3.505% due 09/06/2001                             40,000,000           39,739,072
3.58% due 08/16/2001                              25,000,000           24,885,639
3.59% due 08/30/2001                              20,000,000           19,880,333
4.30% due 07/12/2001                              25,000,000           24,967,153
4.885% due 07/19/2001                             25,000,000           24,938,938
4.93% due 07/12/2001                              20,000,000           19,969,872
                                                                     ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $218,678,489)                                                 $218,678,489
                                                                     ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.08%
FEDERAL HOME LOAN BANK - 8.76%
3.87% due 07/13/2001                              50,000,000           49,935,500
5.045% due 07/25/2001                             50,000,000           49,831,833
                                                                     ------------
                                                                       99,767,333

FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.10%
3.62% due 08/14/2001                              50,000,000           49,778,778
3.97% due 07/20/2001                              50,000,000           49,895,236
4.52% due 09/13/2001                              50,000,000           49,535,444
                                                                     ------------
                                                                      149,209,458

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.22%
3.54% due 09/13/2001                              50,000,000           49,636,167
3.74% due 08/16/2001                              50,000,000           49,761,055
4.85% due 08/02/2001                              40,000,000           39,827,556
                                                                     ------------
                                                                      139,224,778

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS

(Cost: $388,201,569)                                                 $388,201,569
                                                                     ------------

COMMERCIAL PAPER - 41.01%
APPAREL & TEXTILES - 2.19%
Nike, Inc.,
  3.93% due 07/18/2001                            25,000,000           24,953,604
                                                                     ------------

AUTOMOBILES - 3.50%
Volkswagen Of America Inc.,
   3.88% due 07/18/2001                           15,000,000           14,972,516
   3.92% due 07/20/2001                           25,000,000           24,948,278
                                                                     ------------
                                                                       39,920,794

CHEMICALS - 1.39%
E.I. Dupont De Nemours &
  Company, 3.75% due 08/10/2001                   15,900,000           15,833,750
                                                                     ------------

COMPUTERS & BUSINESS EQUIPMENT - 2.63%
Hewlett Packard Company,
  3.70% due 07/11/2001                            30,000,000           29,969,167
                                                                     ------------

COSMETICS & TOILETRIES - 2.61%
Gillette Company,
  3.72% due 09/06/2001                            30,000,000           29,792,300
                                                                     ------------

                                           PRINCIPAL
                                             AMOUNT                VALUE
                                             ------                -----
DRUGS & HEALTH CARE - 6.14%
Abbott Laboratories,
   3.80% due 07/05/2001                    $20,000,000          $19,991,556
   3.94% due 07/03/2001                     25,000,000           24,994,528
Pfizer, Inc.,
  3.92% due 07/13/2001                      25,000,000           24,967,333
                                                             --------------
                                                                 69,953,417

FINANCIAL SERVICES - 10.04% General Electric Capital Corp.,

  3.55% due 09/18/2001                      35,000,000           34,727,340
Goldman Sachs Group LP,
  4.625% due 07/19/2001                     25,000,000           24,942,187
Paccar Financial Corp.,
  3.72% due 09/13/2001                      20,000,000           19,847,067
UBS Finance, Inc.,
  3.96% due 08/08/2001                      35,000,000           34,853,700
                                                             --------------
                                                                114,370,294

INDUSTRIALS - 2.63%
Koch Industries,
  3.71% due 07/16/2001                      30,000,000           29,953,625
                                                             --------------

PLASTICS - 3.05% Bemis Company, Inc.,

   3.88% due 07/18/2001                     19,750,000           19,713,814
   3.97% due 07/12/2001                     15,000,000           14,981,804
                                                             --------------
                                                                 34,695,618

RETAIL TRADE - 3.33% Wal-Mart Stores Inc.,

   3.61% due 07/31/2001                     18,000,000           17,945,850
   3.81% due 07/31/2001                     20,000,000           19,936,500
                                                             --------------
                                                                 37,882,350

TELEPHONE - 3.50% Bellsouth Corp.,

   3.74% due 08/22/2001                     20,000,000           19,891,956
   3.90% due 07/11/2001                     20,000,000           19,978,333
                                                             --------------
                                                                 39,870,289

TOTAL COMMERCIAL PAPER
(Cost: $467,195,208)                                           $467,195,208
                                                             --------------

REPURCHASE AGREEMENTS - 5.72%
Repurchase Agreement with
  State Street Corp., dated
  06/29/2001 at 3.90% to be
  repurchase at $65,173,174
  on 07/02/2001,
  collateralized by
  $52,435,000 U.S. Treasury
  Bonds, 8.125% due
  05/15/2021 (valued at
  $66,461,363, including
  interest)                                $65,152,000          $65,152,000
                                                             --------------

TOTAL INVESTMENTS   (Money Market Trust)
(Cost: $1,139,227,266)                                       $1,139,227,266
                                                             ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

SMALL CAP INDEX TRUST

                                                 SHARES        VALUE
                                                 ------        -----
COMMON STOCKS - 50.87%
ADVERTISING - 0.04%
Grey Global Group, Inc.                             22        $14,630
HA-LO Industries, Inc. *                         1,336            401
Ventiv Health, Inc. * (a)                          360          7,430
                                                           ----------
                                                               22,461

AEROSPACE - 0.24%
AAR Corp.                                          891         15,236
Aeroflex, Inc. *                                 1,854         19,467
Curtiss Wright Corp. (a)                           170          9,129
Esterline Technologies Corp. *                     571         12,419
GenCorp, Inc.                                    1,108         14,183
Heico Corp.                                        377          7,238
Moog, Inc., Class A *                              254          9,893
Orbital Sciences Corp. *                         1,273          4,939
REMEC, Inc. *                                    1,225         15,190
Teledyne Technologies, Inc. *                    1,008         15,322
Viasat, Inc. * (a)                                 541         12,919
                                                           ----------
                                                              135,935

AGRICULTURE - 0.06%
Cadiz, Inc. *                                    1,224         11,273
Delta and Pine Land Company                      1,239         24,346
                                                           ----------
                                                               35,619

AIR TRAVEL - 0.28%
Airtran Holdings, Inc. *                         1,878         19,719
Alaska Air Group * (a)                             786         22,716
America West Holding Corp., Class B *            1,084         10,808
Atlantic Coast Airlines Holdings, Inc.*          1,100         32,989
Atlas Air, Inc. * (a)                              508          7,193
Frontier Airlines, Inc. *                          873          9,882
Mesa Air Group, Inc. *                           1,078         14,337
Skywest, Inc.                                    1,562         43,736
                                                           ----------
                                                              161,380

APPAREL & TEXTILES - 0.82%
Brown Shoe, Inc.                                   606         10,938
Cole Kenneth Productions, Inc., Class A * (a)      150          3,023
Collins & Aikman Corp. *                         2,153         13,349
Columbia Sportswear Company *                      319         16,266
G & K Services, Class A                            676         18,184
Interface, Inc., Class A                         1,543         11,573
Kellwood Company                                   750         17,325
Mohawk Industries, Inc. * (a)                    1,313         46,218
Nautica Enterprises, Inc. *                        938         19,163
Oneida, Ltd. (a)                                   330          6,709
Oshkosh B'Gosh, Inc., Class A                      404         13,433
Pacific Sunwear of California * (a)              1,035         23,215
Phillips Van Heusen Corp.                          716         10,310
Polo Ralph Lauren Corp., Class A * (a)           1,729         44,608
Quiksilver, Inc. *                                 739         18,475
Reebok International, Ltd. *   (a)               1,443         46,104
Russell Corp.                                      891         15,138
Skechers United States of
  America, Inc., Class A *                         465         13,592
Springs Industries, Inc. (a)                       425         18,742
Stride Rite Corp.                                1,484         12,614
Timberland Company, Class A *                      562         22,205
Unifi, Inc. *                                    1,801         15,308
Vans, Inc. *                                       445         10,458
Warnaco Group, Inc., Class A                     1,295             74
Wellman, Inc.                                    1,042         18,652
Wolverine World Wide, Inc.                       1,351         24,142
                                                           ----------
                                                              469,818


                                                  SHARES          VALUE
                                                  ------          -----
AUTO PARTS - 0.36%
Arvinmeritor, Inc.                                2,156        $ 36,092
Borg-Warner Automotive, Inc. (a)                    774          38,406
Copart, Inc. *                                    1,201          35,129
CSK Auto Corp. *                                    718           5,959
Exide Corp.                                         814           9,361
Federal Mogul Corp. * (a)                         2,359           3,987
Hayes Lemmerz Intl, Inc. * (a)                      888           5,683
Impco Technologies. Inc. * (a)                      169           5,974
Modine Manufacturing Company                        731          20,161
Sauer, Inc.                                         772           7,295
Superior Industries International, Inc.             603          23,095
Tower Automotive, Inc. * (a)                      1,271          13,028
                                                               --------
                                                                204,170

AUTO SERVICES - 0.17%
Dollar Thrifty Automotive Group *                   786          18,864
Midas, Inc.                                         358           4,511
Pennzoil-Quaker State Company (a)                 2,601          29,131
Sonic Automatic, Inc. * (a)                         871          16,636
United Rentals, Inc. * (a)                        1,054          27,351
                                                               --------
                                                                 96,493

AUTOMOBILES - 0.40%
Federal Signal Corp.                              1,462          34,313
Lear Corp. *                                      2,061          71,929
Monaco Coach Corp. *                                528          17,530
O'Reilly Automotive, Inc. *                       1,170          33,579
Polaris Industries, Inc. (a)                        764          34,991
Tenneco Automotive, Inc. *                        1,993           6,497
Thor Industries Inc.                                260           8,572
Wabash National Corp. (a)                           538           6,510
Winnebago Industries, Inc. (a)                      513          15,775
                                                               --------
                                                                229,696

BANKING - 3.82%
1St Source Corp.                                    441          12,348
Alabama National BanCorp.                           316          10,254
American Financial Holdings, Inc.                   918          21,665
Anchor Bancorp Wisconsin, Inc.                      852          13,547
Area Bancshares Corp.                               348           5,742
Astoria Financial Corp. (a)                       1,428          78,540
Bancorpsouth, Inc.                                2,730          46,410
Bank Granite Corp.                                  446          10,258
Bank United Corp. Litigation *                      650             215
Bankatlantic Bancorp, Inc. (a)                      801           6,961
Bay View Capital Corp. (a)                          648           4,847
BB&T Corp.                                          349          12,808
Capitol Federal Financial                         1,111          21,476
Chemical Financial Corp.                            514          15,163
Chittenden Corp.                                    873          29,376
Citizens Banking Corp.                            1,519          44,431
CityBank                                            222           5,994
Colonial Bancgroup, Inc.                          3,166          45,527
Commerce Bancorp, Inc.                            1,005          70,450
Commercial Federal Corp.                          1,744          40,286
Community First Bankshares, Inc.                  1,372          31,556
Corus Bankshares, Inc.                              306          18,437
Cullen Frost Bankers, Inc.                        1,655          56,022
CVB Financial Corp.                                 696          13,363
Dime Community Bancorp, Inc.                        438          14,857
Doral Financial Corp.                             1,075          36,873
East West Bancorp, Inc.                             756          20,412
F & M Bancorp                                       450          13,410
F & M National Corp.                                804          32,160

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 SHARES          VALUE
                                                 ------          -----
BANKING - CONTINUED
F.N.B. Corp.                                       832        $24,544
Farmers Capital Bank Corp.                         259         10,515
First Citizens Bancshares, Inc.                    198         21,483
First Commonwealth Financial Corp.               1,978         29,670
First Financial Bancorp                          1,283         21,914
First Financial Bankshares, Inc.                   480         14,880
First Financial Corp. (a)                          193          9,291
First Indiana Corp.                                391         10,178
First Merchants Corp.                              470         11,247
First Midwest Bancorp, Inc.                      1,322         39,197
First Sentinel Bancorp, Inc.                     1,227         16,650
FirstBank Puerto Rico                              693         18,704
Frontier Financial Corp. Washington                577         16,156
GBC Bancorp                                        372         10,621
Gold Banc Corp., Inc.                            1,228          9,505
Greater Bay Bancorp (a)                          1,285         32,099
Hancock Holding Company                            340         14,603
Harleysville National Corp. (a)                    326         15,078
Hudson United Bancorp                            1,713         43,682
Independence Community Bank Corp.                2,018         39,835
Independent Bank Corp.                             571         11,272
Integra Bank Corp.                                 591         14,639
Investors Financial Services Corp.                 960         64,320
Irwin Financial Corp. (a)                          379          9,532
MAF Bancorp, Inc.                                  788         24,192
Mid America Bancorp                                371         10,740
Mid State Bancshares                               659         12,020
National Penn Bancshares, Inc.                     683         13,824
Net.B@nk, Inc. *                                   529          5,978
New York Community Bancorp, Inc. (a)             1,182         44,502
Omega Financial Corp.                              359         11,556
Pacific Capital Bancorp                            871         26,522
Pacific Northwest Bancorp                          627         15,669
Park National Corp.                                310         31,775
People's Bank Corp.                                916         21,352
PFF Bancorp, Inc.                                  446         11,150
Promistar Financial Corp.                          693         16,632
Provident Bankshares Corp.                         926         23,094
Provident Financial Group, Inc. (a)                707         23,274
R & G Financial Corp., Class B                     400          6,420
Republic Bancorp, Inc.                           1,654         22,991
Riggs National Corp.                               680         11,553
Roslyn Bancorp, Inc.                             1,994         52,442
S & T Bancorp, Inc.                                920         23,101
Sandy Spring Bancorp, Inc.                         381         12,268
Silicon Valley Bancshares * (a)                  1,365         30,030
Sky Financial Group, Inc.                        2,716         51,414
South Financial Group, Inc. (a)                  1,431         27,017
Southwest BanCorp. of  Texas, Inc. * (a)           916         27,672
Staten Islands Bancorp, Inc.                     1,211         33,726
Susquehanna Bancshares, Inc.                     1,325         26,964
Texas Regional Bancshares, Inc., Class A           541         21,797
The Trust Company of New Jersey                    619         21,046
TrustCo Bank Corp. NY                            2,029         27,087
Trustmark Corp.                                  1,867         37,937
UCBH Holdings, Inc. (a)                            634         19,242
United Bankshares, Inc.                          1,134         30,391
United National Bancorp                            568         12,882
W Holding Company, Inc.                            979         12,727
Washington Federal, Inc.                         1,856         45,509
Wesbanco, Inc. (a)                                 677         16,986

                                                                SHARES         VALUE
                                                                ------         -----
BANKING - CONTINUED
Westamerica BanCorp.                                            1,171        $  45,962
Whitney Holding Corp.                                             742           34,800
                                                                             ---------
                                                                             2,187,247

BIOTECHNOLOGY - 0.21%
Aviron * (a)                                                      752           42,864
Exelixis, Inc. * (a)                                              466            8,840
Neose Technologies, Inc. *                                        367           16,515
Transkaryotic Therapies, Inc. * (a)                               649           19,113
Trimeris, Inc. *                                                  509           25,486
Tularik, Inc. * (a)                                               354            9,144
                                                                             ---------
                                                                               121,962

BROADCASTING - 0.40%
Ackerley Communications, Inc. * (a)                               419            4,697
Acme Communications, Inc. * (a)                                   269            2,208
ACTV, Inc. *                                                      702            2,338
Beasley Broadcast Group, Inc., Class A *                          333            5,661
Crown Media Holdings, Inc., Class A * (a)                         390            7,235
Cumulus Media, Inc., Class A *                                  1,477           20,058
Insight Communications, Inc., Class A *                         1,286           32,150
Lodgenet Entertainment Corp. * (a)                                281            4,918
Mediacom Communications Corp., Class A *                          657            9,198
Motient Corp. * (a)                                             1,428            1,528
Paxson Communications Corp. *                                   1,111           14,998
Proxim, Inc. *                                                    844           11,900
Regent Communications, Inc. *                                     574            6,882
Salem Communications Corp., Class A *                             788           17,241
Sinclair Broadcast Group, Inc., Class A *                       1,437           14,801
Sirius Satellite Radio, Inc. *                                  1,107           12,520
Spanish Broadcasting Systems, Inc., Class A * (a)                 691            5,673
TiVo, Inc. * (a)                                                  985            5,418
United Television, Inc. *                                         131           16,506
Wink Communications, Inc. *                                     1,026            2,627
World Wrestling Federation
  Entertainment, Inc., Class A * (a)                              496            6,845
XM Satellite Radio Holdings, Inc., Class A * (a)                  498            8,068
Young Broadcasting, Inc., Class A *                               404           13,566
                                                                             ---------
                                                                               227,036

BUILDING MATERIALS & CONSTRUCTION - 0.35%
Armstrong Holdings, Inc. * (a)                                  1,370            4,863
Elcor Corp. (a)                                                   653           13,223
EMCOR Group, Inc. *                                               317           11,460
Haemonetics Corp. *                                               829           25,284
Harsco Corp.                                                    1,290           34,998
Hughes Supply, Inc. (a)                                           722           17,075
Lennox International, Inc.                                      1,306           14,301
NCI Building Systems, Inc. *                                      595           10,859
Nortek, Inc. *                                                    318            9,928
Owens-Corning Corp. * (a)                                       1,854            3,727
R.P.M., Inc.                                                    3,350           30,820
Standard-Pacific Corp.                                            789           18,265
Trex Inc. * (a)                                                   192            3,696
                                                                             ---------
                                                                               198,499

BUSINESS SERVICES - 2.88%
ABM Industries, Inc.                                              556           20,711
Administaff, Inc. *                                               589           15,314
Advanced Marketing Services, Inc.                                 520           10,842
ADVO, Inc. *                                                      556           18,987
Amerco *                                                          192            4,282

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                    SHARES          VALUE
                                                    ------          -----
BUSINESS SERVICES - CONTINUED
Analysts International Corp.                          782        $ 3,488
Answerthink Consulting Group *                      1,111         11,099
APAC Customer Services, Inc. *                        847          2,685
Apropos Technology, Inc. *                          1,093          3,170
Armor Holdings, Inc. *                                586          8,790
Banta Corp.                                           799         23,411
Barra, Inc. *                                         539         21,102
Black Box Corp. * (a)                                 612         41,224
Bowne & Company, Inc.                               1,131         13,007
Bright Horizons Family Solutions * (a)                410         12,874
Brio Technology, Inc. * (a)                           546          3,986
Career Education Corp. *                              622         37,258
CCC Information Services Group, Inc. * (a)            911          5,411
CEC Entertainment, Inc. *                             872         43,033
Central Garden & Pet Company *                        766          7,269
Central Parking Corp. (a)                             263          4,918
Clarus Corp. * (a)                                    783          4,815
Coinstar, Inc. *                                      684         15,219
Compucredit Corp. * (a)                               569          6,287
Computer Horizons Corp. *                           1,559          4,848
Corporate Executive Board Company * (a)               618         25,956
Costar Group, Inc. *                                  257          6,759
Cuno, Inc. *                                          547         16,410
Diamondcluster International,
  Inc., Class A * (a)                                 672          8,555
Digimarc Corp. * (a)                                  460         11,109
Eclipsys Corp. *                                    1,432         40,239
Edison Schools, Inc., Class A *                       476         10,872
Electro Rent Corp. *                                  559          9,117
Encompass Services Corp. *                          2,104         18,831
Excelon Corp. *                                       569            836
Exchange Applications, Inc. *                       1,173          1,267
F Y I, Inc. *                                         433         17,753
FactSet Research Systems, Inc.                        662         23,633
First Consulting Group *                              772          5,558
Forrester Research, Inc. *                            364          8,223
Gartner Group, Inc., Class A * (a)                  2,605         28,655
Global Pmts, Inc.                                     864         26,006
GTECH Holdings Corp. *                              1,085         38,528
Hall Kinion & Associates, Inc. * (a)                  362          2,918
Heidrick & Struggles Intl, Inc. * (a)                 624         12,686
HI/FN, Inc. *                                         297          4,494
HNC Software, Inc. *                                1,041         26,025
Hollywood Media Corp. *                               388          2,324
Hooper Holmes, Inc.                                 2,135         21,884
Information Holdings, Inc. *                          199          6,428
Insight Enterprises, Inc. * (a)                     1,065         26,092
Intelidata Technologies Corp. * (a)                 1,538          9,074
Interactive Data Corp. * (a)                        2,292         20,628
Interest Media Group Inc. * (a)                       268          1,072
Intervoice, Inc. *                                  1,088         11,968
ITT Educational Services, Inc. *                      459         20,655
Jacobs Engineering Group, Inc. * (a)                  725         47,292
Jupiter Media Metrix, Inc. * (a)                    1,006          1,298
Kelly Services, Inc., Class A                         560         13,580
Key3Media Group, Inc. *                               656          7,616
Kforce.com, Inc. *                                  1,738         11,297
Korn/Ferry International *                          1,210         18,755
Kronos, Inc. *                                        414         16,953
Labor Ready, Inc. *                                 1,545          8,096

                                                    SHARES          VALUE
                                                    ------          -----
BUSINESS SERVICES - CONTINUED
Learning Tree International, Inc. * (a)              350        $   8,036
Legato Systems, Inc. *                             2,822           45,011
Lightbridge, Inc. *                                  907           17,596
MAXIMUS, Inc. * (a)                                  371           14,873
MedQuist, Inc. *                                     476           14,128
Memberworks, Inc. *                                  327            7,567
Modis Professional Services, Inc. *                2,965           20,459
National Data Corp.                                1,052           34,085
Navigant Consulting Company * (a)                  1,620           13,284
New England Business Service, Inc.                   450            8,640
Newpark Resources, Inc. * (a)                      2,323           25,785
Nextcard, Inc. * (a)                               1,094           12,089
On Assignment, Inc. *                                755           13,590
Paxar Corp. *                                      1,217           17,525
Penton Media, Inc.                                   691           12,093
Per Se Technologies, Inc. * (a)                    1,215            9,902
Plexus Corp. * (a)                                 1,319           43,527
Pre-Paid Legal Services, Inc. * (a)                  617           13,574
Probusiness Services, Inc. *                         488           12,956
Professional Detailing, Inc. * (a)                    84            7,728
Profit Recovery Group Intl, Inc. * (a)             1,333           15,276
Prosoft Development, Inc. * (a)                      677              846
R.H. Donnelley Corp. *                             1,014           32,448
Renaissance Learning Inc. * (a)                      306           15,481
Rent-A-Center, Inc. *                                555           29,193
Rollins, Inc.                                        574           11,428
Seachange International, Inc. * (a)                  573           10,331
SITEL Corp. *                                      1,973            3,157
Sonicwall, Inc. * (a)                                784           19,765
Sothebys Holdings, Inc., Class A *                 1,336           21,550
Spherion Corp. *                                   1,845           16,513
Startek, Inc. *                                      337            7,616
Surmodics, Inc. *                                    423           24,872
Sykes Enterprises, Inc. *                          1,182           13,002
Systems & Computer Technology Corp. *              1,102            9,973
TETRA Technologies, Inc. * (a)                     1,142           31,062
Tyco International, Ltd.                             185           10,083
Unigraphics Solutions, Inc. * (a)                    283            8,985
URS Corp. * (a)                                      473           12,771
Vasco Data Security International Inc. *             460            1,495
Volt Information Sciences, Inc. *                    329            5,758
Wackenhut Corp. * (a)                                504            8,694
Wallace Computer Series, Inc.                      1,217           20,129
Waste Connections, Inc. * (a)                        644           20,350
World Access, Inc. *                               1,584               81
Zomax Optical Media, Inc. *                        1,193           10,630
                                                                ---------
                                                                1,647,409

CHEMICALS - 1.37%
Airgas, Inc. *                                     1,688           20,087
Albemarle Corp.                                      784           18,165
Amcol International Corp.                          1,493            8,958
Cabot Microelectronics Corp. * (a)                   765           47,430
Calgon Carbon Corp.                                  827            6,492
Cambrex Corp.                                        815           41,223
Chemfirst, Inc.                                      528           13,834
Crompton Corp.                                     3,649           39,774
Cytec Industries, Inc. *                           1,293           49,134
Dionex Corp. * (a)                                   717           23,840
Ferro Corp. (a)                                    1,137           24,798
Georgia Gulf Corp.                                 1,030           15,965
Great Lakes Chemical Corp. (a)                     1,408           43,437


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 SHARES          VALUE
                                                 ------          -----
CHEMICALS - CONTINUED
H.B. Fuller Company                                444        $ 22,156
Hexcel Corp. *                                     398           5,075
Lubrizol Corp.                                   1,677          52,071
MacDermid, Inc.                                    601          10,818
Martek Biosciences Corp. * (a)                     588          16,758
Millennium Chemicals, Inc.                       2,088          31,424
Minerals Technologies, Inc.                        658          28,241
Nl Industries, Inc.                                690           9,557
Olin Corp.                                       1,167          19,827
OM Group, Inc.                                     769          43,256
Omnova Solutions, Inc.                             852           6,203
Polyone Corp.                                    3,062          31,875
Schulman, Inc.                                   1,039          14,026
Scotts Company, Class A * (a)                      506          20,974
Solutia, Inc.                                    3,329          42,445
Spartech Corp.                                     339           8,187
Uniroyal Technology *                              719           6,112
Valence Technology, Inc. * (a)                   1,072           6,893
Valspar Corp.                                    1,197          42,493
W. R. Grace & Company * (a)                      1,356           2,373
WD-40 Company                                      493          12,867
                                                              --------
                                                               786,768

CELLULAR COMMUNICATIONS - 0.04%
AirGate PCS, Inc. *                                310          16,120
Alamosa Holdings, Inc. * (a)                       515           8,395
Goamerica, Inc. * (a)                              278             589
                                                              --------
                                                                25,104

COLLEGES & UNIVERSITIES - 0.02%
Corinthian Colleges, Inc. *                        285          13,415
                                                              --------

COMPUTERS & BUSINESS EQUIPMENT - 1.42%
3Dfx Interactive, Inc. *                           819             278
Act Manufacturing, Inc. * (a)                      231           2,527
Actel Corp. *                                      724          17,774
Adaptive Broadband Corp. *                         817             286
ADE Corp. *                                        449           8,531
Advanced Digital Information *                   1,682          29,099
Advanced Radio Telecom Corp. *                     759               6
Allen Telecom, Inc. *                              915          13,725
Arguss Holdings, Inc. *                            661           3,292
Aspen Technology, Inc. *                           963          23,305
Avant Corp. *                                    1,254          16,678
Benchmark Electronics, Inc. * (a)                  632          15,396
Brooktrout, Inc. *                                 661           5,103
Celeritek, Inc. * (a)                              473           7,071
Concurrent Computer Corp. *                      1,817          12,719
Crossroads Systems, Inc. *                         344           2,233
Cylink Corp. *                                     565             328
Datastream Systems, Inc. *                         655           5,240
Davox Corp. *                                      253           2,100
Extended Systems, Inc. *                           362           2,505
FEI Company *                                      465          19,065
FileNET Corp. *                                  1,119          16,561
FSI International, Inc. *                          868          12,152
Gerber Scientific, Inc.                            862           9,439
Helix Technology Corp.                             730          22,250
Hutchinson Technology, Inc. *                      833          15,869
Ibis Technology Corp. *                            183           2,018
Immersion Corp. * (a)                              707           4,949
Infocus Corp. *                                  1,246          25,406
Integrated Circuit Systems, Inc. *                 266           5,107


                                                SHARES          VALUE
                                                ------          -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Intergraph Corp. *                              1,512        $ 23,285
Interlink Electrs * (a)                           194           1,573
International Fibercom, Inc. * (a)                578           1,445
Internet Pictures Corp. * (a)                   1,178             295
Iomega Corp. *                                  8,747          20,905
LCC International, Inc. *                         589           3,899
Maxtor Corp. *                                  5,940          31,185
Mechanical Technology, Inc. *                   1,080           7,787
Mercury Computer Systems, Inc. *                  698          30,782
Micron Electronics, Inc. *                      1,587           2,523
NetIQ Corp. *                                   1,105          34,575
Netro Corp. *                                   1,132           4,800
Network Peripherals, Inc. * (a)                   800           9,360
Nuance Communications * (a)                       207           3,730
Packeteer, Inc. *                                 597           7,480
Pericom Semiconductor Corp. *                     694          10,910
Perot Systems Corp., Class A *                  1,894          34,281
Pinnacle Systems, Inc. *                        1,508           9,123
QRS Corp. *                                       317           5,262
Radiant Systems, Inc. *                           550           8,866
Radisys Corp. *                                   488          11,151
Rainbow Technologies, Inc. *                      850           4,751
Remedy Corp. * (a)                                861          29,963
Robotic Vision Systems, Inc. *  (a)             1,883           3,107
SCM Microsystems, Inc. * (a)                      455           4,732
Sorrento Networks Corp. * (a)                     219           2,624
Spectralink Corp. *                               537           6,986
SPSS, Inc. *                                      364           5,755
Standard Microsystems Corp. *                     483           8,646
Storage Technology Corp. *                      3,109          42,780
Stratos Lightwave, Inc. *                       1,741          22,633
Structural Dynamics Research Corp. *            1,186          29,057
Sybase, Inc. *                                    214           3,520
Tricord Systems, Inc. * (a)                       642           1,740
U.S. Wireless Corp. *                             294             856
Universal Display Corp. * (a)                     606          11,878
Verity, Inc. *                                    960          19,152
Visual Networks, Inc. * (a)                     1,418          12,407
Wave Systems Corp. * (a)                        1,566           8,409
Western Digital Corp. *                         5,658          22,632
White Electronic Designs Corp.*                   772           3,343
Xybernaut Corp. * (a)                             762           3,658
                                                             --------
                                                              812,858

CONSTRUCTION MATERIALS - 0.79%
Applied Industrial Technologies, Inc.             685          12,981
Clarcor, Inc.                                     811          21,775
Comfort Systems USA, Inc. * (a)                   749           2,711
Dal-Tile International, Inc. *                  1,785          33,112
Florida Rock Industries, Inc.                     603          28,281
Forest City Enterprises, Inc.                     519          28,545
Granite Construction, Inc.                        916          23,285
Griffon Corp. *                                 1,061          11,671
JLG Industries, Inc.                            1,296          16,006
Nordson Corp.                                     906          21,119
Oshkosh Truck Corp., Class B                      474          20,974
Precision Castparts Corp.                       1,582          59,198
Regal Beloit Corp.                                711          14,789
Roper Industries                                  983          41,040
Shaw Group, Inc. * (a)                          1,127          45,193
Simpson Manufacturing, Inc. *                     271          16,396
SpeedFam-IPEC, Inc. *                             557           1,777


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   SHARES          VALUE
                                                   ------          -----
CONSTRUCTION MATERIALS - CONTINUED
Standex International Corp.                          409        $  9,652
Terex Corp. *                                        854          18,105
Trinity Industries, Inc.                           1,205          24,702
Washington Group International, Inc. *             1,082              72
                                                                --------
                                                                 451,384

CONSTRUCTION & MINING EQUIPMENT - 0.23%
Astec Industries, Inc. *                             353           6,089
Carbo Ceramics Inc.                                  173           6,410
CDI Corp. *                                          475           8,070
Dril-Quip, Inc. *                                    317           6,825
Friede Goldman Halter, Inc. *                      1,544             680
Horizon Offshore, Inc. * (a)                         346           4,671
Insituform Technologies, Inc., Class A *             610          22,265
Kaman Corp., Class A                                 727          12,868
Key Energy Services, Inc. *                        3,155          34,200
Offshore Logistics, Inc. *                           697          13,243
Parker Drilling Company *                          2,612          16,978
                                                                --------
                                                                 132,299

CONTAINERS & GLASS - 0.32%
Ball Corp.                                           909          43,232
Earthshell Corp. * (a)                               700           2,380
Greif Brothers Corp., Class A                        468          14,204
Longview Fibre Company                             1,697          20,907
Mobile Mini, Inc. *                                  215           7,091
Packaging Corp. America * (a)                      1,500          23,295
Pactiv Corp. *                                     5,091          68,219
West Pharmaceutical Services, Inc. (a)               239           6,453
                                                                --------
                                                                 185,781

COSMETICS & TOILETRIES - 0.11%
Alberto Culver Company, Class B (a)                1,169          49,145
Nu Skin Enterprises, Inc.,
  Class A                                          1,526          12,971
                                                                --------
                                                                  62,116

CRUDE PETROLEUM & NATURAL GAS - 0.34%
Barrett Resources Corp. *                            925          54,575
Cabot Oil & Gas Corp., Class A                       850          20,740
Evergreen Resources * (a)                            499          18,962
Nuevo Energy Company *                               525           8,558
Patterson Energy Inc. *                            2,099          37,509
Pioneer Natural Resources Company *                3,260          55,583
                                                                --------
                                                                 195,927

DOMESTIC OIL - 0.97%
Belco Oil & Gas Corp. *                              377           3,393
Berry Petroleum Company, Class A                     666           9,657
Chesapeake Energy Corp. *                          3,967          26,976
Comstock Resources, Inc. *                           729           7,472
Denbury Resources, Inc. *                            558           5,245
EEX Corp. *                                        1,478           3,991
Forest Oil Corp. *                                   878          24,584
Freeport McMoran Copper &
  Gold, Inc., Class B *                            3,970          43,868
Frontier Oil Corp.                                 1,125          14,906
Grey Wolf, Inc. *                                  5,837          23,348
Houston Exploration Company *                        282           8,813
HS Resources, Inc. * (a)                             520          33,696
Key Production, Inc. *                               378           6,294
Maverick Tube Corp. * (a)                          1,084          18,374
McMoran Exploration Company *                        393           5,895
Meridian Resource Corp. *                            698           5,005
Mitchell Energy & Development
  Corp., Class A                                     654          30,247

                                                   SHARES          VALUE
                                                   ------          -----
DOMESTIC OIL - CONTINUED
Patina Oil & Gas Corp.                               459        $ 12,164
Plains Resources, Inc. *                             540          12,960
Pogo Producing Company (a)                         1,300          31,200
Prima Energy Corp. *                                 303           7,299
Spinnaker Exploration Company *                      310          12,357
St. Mary Land & Exploration Company                  908          21,211
Stone Energy Corp. *                                 708          31,364
Swift Energy Company * (a)                           719          21,663
Syntroleum Corp. *                                 1,091           9,917
Tom Brown, Inc. *                                    944          22,656
Unit Corp. *                                       1,045          16,563
Vintage Petroleum, Inc.                            1,559          29,153
Xto Energy, Inc.                                   3,703          53,138
                                                                --------
                                                                 553,409

DRUGS & HEALTH CARE - 6.44%
Abiomed, Inc. * (a)                                  487          11,483
Accredo Health, Inc. * (a)                           573          21,310
Aclara Biosciences, Inc. *                           220           1,707
Advanced Tissue Sciences, Inc. *                   2,119          10,595
Advancepcs *                                         951          60,912
Albany Molecular Research, Inc. *                    591          22,464
Alliance Pharmaceutical Corp. *                    2,202           4,955
ALPHARMA, Inc., Class A (a)                          917          24,988
Ameripath, Inc. *                                    713          20,891
AmeriSource Health Corp., Class A * (a)            1,662          91,909
Amylin Pharmaceuticals, Inc. * (a)                 1,840          20,700
Aphton Corp. * (a)                                   474          10,381
Apria Healthcare Group, Inc. *                     1,265          36,495
Aradigm Corp. *                                      670           4,690
Ariad Pharmaceuticals, Inc. *                      1,096           5,557
Arrow International, Inc.                            363          13,939
ATS Medical, Inc. *                                  742          11,175
Avant Immunotherapeutics, Inc.*                    1,619           9,147
Avigen, Inc. * (a)                                   548          11,782
Barr Laboratories, Inc. * (a)                        643          45,274
Bergen Brunswig Corp., Class A                     4,324          83,107
Beverly Enterprises, Inc. *                        3,338          35,717
Bio Rad Laboratories, Inc., Class A *                276          13,745
Bio Technology General Corp. *                     1,774          23,239
Biocryst Pharmaceuticals, Inc. *                     774           4,992
Biomarin Pharmaceutical, Inc. *                      716           9,458
Biopure Corp., Class A * (a)                         442          11,656
Biosite Diagnostics, Inc. * (a)                      453          20,294
Bone Care International, Inc. * (a)                  349           9,248
Cardiodynamics Intl Corp. *                        1,536           7,772
Caremark Rx, Inc. * (a)                            7,382         121,434
Carter Wallace, Inc.                                 654          12,655
Cell Genesys, Inc. * (a)                           1,097          22,488
Cell Pathways, Inc. * (a)                          1,032           6,533
Cell Therapeutics, Inc. *                            930          25,705
Cerus Corp. *                                        316          22,932
Chemed Corp.                                         318          11,493
Chromavision Medical Systems, Inc. * (a)             393           1,973
Closure Medical Corp. *                              298           6,845
Coherent, Inc. *                                     878          31,757
Collateral Therapeutics *                            316           1,896
Columbia Laboratories, Inc. *                      1,054           8,527
Conmed Corp. *                                       488          12,712
Connetics Corp. *                                  1,255           9,513


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                SHARES          VALUE
                                                ------          -----
DRUGS & HEALTH CARE - CONTINUED
Cooper Company, Inc.                               465        $23,901
Corixa Corp. *                                   1,290         22,020
Corvel Corp. *                                     138          5,141
Covance, Inc. * (a)                              1,846         41,812
Coventry Helath Care, Inc. *                     1,905         38,481
Cryolife, Inc. *                                   499         20,414
Cubist Pharmaceuticals, Inc. *                     874         33,212
Curagen Corp. * (a)                              1,120         40,768
CV Therapeutics, Inc. * (a)                        520         29,640
Cyber Care, Inc. * (a)                           1,918          2,398
Cyberonics, Inc. *                                 539          9,109
Cygnus, Inc. * (a)                               1,128         11,562
Cytogen Corp. *                                  2,491         13,451
Datascope Corp.                                    395         18,206
Davita, Inc. *                                   2,355         47,877
Diagnostic Products Corp.                          732         24,302
Diametrics Medical, Inc. *                       1,134          3,425
Digene Corp. * (a)                                 351         14,321
Diversa Corp. *                                    330          6,712
Duane Reade, Inc. * (a)                            593         19,272
Dusa Pharmaceuticals, Inc. * (a)                   289          4,127
Edwards Lifesciences Corp. *                     1,885         49,689
Emisphere Technologies, Inc. *                     476         14,994
Endocare, Inc. *                                   226          3,614
Entremed, Inc. * (a)                               512          8,192
Enzo Biochem, Inc. * (a)                           762         26,137
Enzon, Inc. * (a)                                1,329         83,062
Gene Logic, Inc. *                                 838         18,268
Genome Therapeutics Corp. * (a)                    462          6,856
Genta, Inc. * (a)                                  829         11,100
Gentiva Health Services, Inc. *                    598         10,764
Genzyme Transgenics Corp. * (a)                    733          7,286
Geron Corp. * (a)                                  708          9,912
Health Net, Inc. * (a)                           3,307         57,542
Henry Schein, Inc. * (a)                           741         29,684
Humana, Inc. *                                   5,123         50,462
Hyseq, Inc. * (a)                                  467          5,371
I-STAT Corp. * (a)                                 538          7,930
IDEXX Laboratories, Inc. * (a)                   1,062         33,187
IDX Systems Corp. *                                512          6,149
IGEN International, Inc. * (a)                     467         12,142
ILEX Oncology, Inc. * (a)                          805         24,069
Imatron, Inc. *                                  2,802          5,604
Immune Response Corp. * (a)                      1,677          7,966
Immunogen, Inc. * (a)                            1,233         24,660
Immunomedics, Inc. * (a)                         1,034         22,128
Impath, Inc. *                                     502         22,239
INAMED Corp. *                                     427         11,315
Inhale Therapeutic Systems * (a)                 1,353         31,119
Intermune Inc. * (a)                               151          5,379
Intrabiotics Pharmaceuticals *                     168            244
Invacare Corp.                                     769         29,706
Isis Pharmaceuticals, Inc. * (a)                 1,311         16,243
K V Pharmaceutical Company *                       598         20,033
Kos Pharmaceuticals, Inc. *                        215          8,493
Lexicon Genetics, Inc. *                           215          2,688
Lifepoint Hospitals, Inc. * (a)                  1,165         51,586
Ligand Pharmaceuticals, Inc., Class B *          1,736         19,617
Lincare Holdings, Inc. * (a)                     2,548         76,465
Luminex Corp. * (a)                                192          3,838
Lynx Therapeutics, Inc. *                          517          3,536

                                                   SHARES          VALUE
                                                   ------          -----
DRUGS & HEALTH CARE - CONTINUED
Manor Care, Inc. *                                  2,578        $81,851
Matrix Pharmaceuticals *                              855          8,918
Maxim Pharmaceuticals, Inc. *                         981          6,190
Maxygen, Inc. *                                       336          7,392
Medicis Pharmaceutical Corp., Class A *               947         50,191
Mentor Corp.                                          683         19,465
MGI Pharma, Inc. *                                    344          4,300
Microvision, Inc. Washington * (a)                    399          8,463
Mid Atlantic Medical Services, Inc. *               1,441         25,837
Mine Safety Appliances Company                        359         12,296
Miravant Medical Technologies * (a)                   695          7,923
Molecular Devices Corp. *                             522         10,466
Myriad Genetics, Inc. *                               625         39,575
NABI, Inc. *                                        1,465         11,632
Nanogen, Inc. *                                       705          4,787
NBTY, Inc. *                                        1,840         22,890
NeoRx Corp. * (a)                                     934          2,811
Neurocrine Biosciences, Inc. *                        748         29,913
Neurogen Corp. * (a)                                  454         10,419
Noven Pharmaceuticals, Inc. *                         616         24,147
Novoste Corp. *                                       520         13,260
NPS Pharmaceuticals, Inc. *                           755         30,351
Ocular Sciences, Inc. *                               538         13,665
Omnicare, Inc.                                      2,953         59,651
Organogenesis, Inc. * (a)                           1,127          8,340
Orthodontic Centers America, Inc. * (a)             1,306         39,689
OSI Pharmaceuticals, Inc. * (a)                       951         50,013
Owens & Minor, Inc.                                 1,076         20,444
Packard Bioscience Company * (a)                      503          4,175
Parexel International Corp. *                         816         15,912
Peregrine Pharmaceuticals, Inc. *                   4,167         10,959
Perrigo Company *                                   1,990         33,213
Pharmaceutical Product Development, Inc. *          1,194         36,429
Pharmacopeia, Inc. *                                  665         15,960
Pharmacyclics, Inc. *                                 517         17,526
Polymedica Corp. * (a)                                333         13,486
Praecis Pharmaceuticals, Inc. *                       172          2,828
Prime Hospitality Corp. *                           1,467         17,384
Priority Healthcare Corp., Class B *                  728         20,588
Province Healthcare Company *  (a)                    988         34,867
PSS World Med, Inc. *                               2,332         14,995
Regeneron Pharmaceuticals, Inc. *                     831         28,794
Rehabcare Group, Inc. * (a)                           420         20,244
Renal Care Group, Inc. *                            1,486         48,875
ResMed, Inc. * (a)                                    993         50,196
Resources Care, Inc. *                                737          6,088
Respironics, Inc. *                                 1,070         31,843
Ribozyme Pharmaceuticals, Inc. * (a)                  194          1,940
RLI Corp.                                             265         11,904
Sangstat Medical Corp. *                              666         10,909
SciClone Pharmaceuticals, Inc. * (a)                1,272          7,416
Sequenom, Inc. *                                      114          1,596
Sicor, Inc. *                                       1,418         32,756
Sonosight, Inc. *                                     407          7,896
STAAR Surgical Company *                              599          2,893
STERIS Corp. *                                      2,175         43,609
Sunrise Assisted Living, Inc. * (a)                   593         15,566
Sunrise Technologies International * (a)            1,032          1,269
Supergen, Inc. *                                      844         12,432
Syncor International Corp. * (a)                      700         21,700
Targeted Genetics Corp. *                           1,289          8,379


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
DRUGS & HEALTH CARE - CONTINUED
Texas Biotechnology Corp. *                           1,338        $  11,212
Theragenics Corp. *                                   1,075           12,008
Thoratec Labs Corp. *                                   943           14,664
Titan Pharmaceuticals, Inc. *                           749           22,477
Triad Hospitals, Inc. *                               2,052           60,472
Triangle Pharmaceuticals, Inc. *                        741            3,468
United Therapeutics Corp. * (a)                         544            7,262
US Oncology, Inc. *                                   2,356           20,945
Valentis, Inc. * (a)                                    640            4,000
Vasomedical, Inc. *                                   1,663            7,184
Vaxgen, Inc. * (a)                                      311            5,909
Ventana Medical Systems, Inc. * (a)                     211            6,647
Vical, Inc. *                                           651            9,101
VISX, Inc. *                                          1,707           33,030
Vital Signs, Inc.                                       119            3,933
Vivus *                                               1,174            3,639
Zoll Medical Corp. *                                    288            7,906
                                                                   ---------
                                                                   3,688,828

EDUCATIONAL SERVICES - 0.10%
Education Management Corp. *                            658           26,353
Strayer Education, Inc. (a)                             161            7,849
Sylvan Learning Systems, Inc. *                         903           21,943
                                                                   ---------
                                                                      56,145

ELECTRICAL EQUIPMENT - 1.09%
A.O. Smith Corp.                                        698           12,494
Advanced Energy Industries, Inc. * (a)                  402           16,591
AMETEK, Inc.                                          1,034           31,589
Anaren Microwave, Inc. * (a)                            710           14,200
Anixter International, Inc. *                           705           21,643
Artesyn Technologies, Inc. *                          1,054           13,597
Audiovox Corp., Class A *                               631            7,004
Baldor Electric Company                                 766           16,369
Barnes Group, Inc.                                      594           14,672
Belden, Inc. (a)                                        786           21,025
C-COR.Net Corp. *                                       582            6,984
Cable Design Technologies Corp. *                     1,404           22,689
Cohu, Inc.                                              665           14,962
Dupont Photomasks, Inc. * (a)                           173            8,347
Electro Scientific Inds., Inc. *                        864           32,918
Excel Technology, Inc. *                                201            4,438
General Cable Corp.                                     972           18,031
Genlyte Group, Inc. *                                   411           12,704
Harman International Industries., Inc. (a)              966           36,795
Littelfuse, Inc. *                                      653           17,494
Magnetek, Inc. *                                        422            5,275
Methode Electronics, Inc., Class A                    1,152            9,907
Micros Systems, Inc. *                                  583           12,826
National Service Industries, Inc.                     1,319           29,770
Penn Engineering & Manufacturing Corp.                  444            7,770
Rayovac Corp. * (a)                                     906           19,298
Sensormatic Electrics Corp. * (a)                     2,295           39,015
SLI, Inc.                                               764            6,303
SPS Technologies, Inc. *                                419           19,861
Teleflex, Inc.                                        1,218           53,592
Thomas Industries, Inc.                                 523           15,428
Universal Electronics, Inc. *                           472            8,496
Vicor Corp. *                                           632           10,302
W.H. Brady Company, Class A                             588           21,244
Watsco, Inc.                                            695            9,800



                                                 SHARES        VALUE
                                                 ------        -----
ELECTRICAL EQUIPMENT - CONTINUED
Wesco International, Inc. *                        747        $ 6,798
Woodhead Industries                                249          4,233
                                                              -------
                                                              624,464

ELECTRIC UTILITIES - 1.28%
Allete (a)                                       2,363         53,167
Avista Corp.                                     1,518         30,330
Black Hills Corp.                                  746         30,012
CH Energy Group, Inc.                              541         23,777
Cleco Corp.                                      1,446         32,896
Conectiv, Inc.                                   2,841         61,366
Consol Energy, Inc.                                815         20,620
El Paso Electric Company *                       1,750         27,982
Empire District Electric Company                   612         12,662
Hawaiian Electric Industries, Inc. (a)           1,056         40,339
IDACORP, Inc.                                    1,176         41,019
Kansas City Power & Light Company (a)            1,958         48,069
Madison Gas & Electric Company                     613         17,041
MDU Resources Group, Inc.                        2,069         65,463
OGE Energy Corp. (a)                             2,472         55,892
Otter Tail Power Company                           793         22,006
Public Service Company of New Mexico             1,091         35,021
RGS Energy Group, Inc. (a)                       1,100         41,250
Uil Holding Corp.                                  469         22,789
Unisource Energy Corp.                           1,009         23,177
WPS Resources Corp.                                857         30,209
                                                              -------
                                                              735,087

ELECTRONICS - 1.27%
Alliant Techsystems, Inc. *                        430         38,657
Anadigics, Inc. *                                  964         22,172
Analogic Corp.                                     210          9,565
Asyst Technologies, Inc. * (a)                   1,059         14,296
Avid Technology, Inc. *                            789         12,387
Avnet, Inc.                                        806         18,071
Brooks Automation, Inc. * (a)                      557         25,678
C & D Technologies, Inc.                           836         25,916
California Amplifier, Inc. * (a)                   287          1,162
Cambridge Technology Partners, Inc. *            2,126          7,526
Checkpoint Systems, Inc. * (a)                     981         17,462
Concord Communications, Inc. *                     378          3,402
CTS Corp.                                          884         18,122
Cubic Corp.                                        237          7,487
Cyberoptics Corp. *                                343          4,185
Cymer, Inc. * (a)                                  946         23,924
DDI Corp. *                                        413          8,260
DSP Group, Inc. *                                  872         18,704
Emagin Corp. *                                     571          1,199
Franklin Electric, Inc.                            152         11,537
GenRad, Inc. *                                     920          5,520
Glenayre Technologies, Inc. *                    2,154          2,757
Identix, Inc. *                                    575          3,594
Ii Vi, Inc. *                                      467          8,173
Interlogix, Inc. *                                 642         23,433
Intermediate Telephone, Inc.                       804          9,576
Keithley Instrs, Inc.                              175          3,728
Lightpath Technologies, Inc., Class A * (a)        501          4,459
Mettler-Toledo International, Inc. *             1,243         53,760
MTI Technology Corp. *                           1,660          3,386
Park Electrochemical Corp.                         462         12,197
Photon Dynamics, Inc. *                            391         12,277
Pixelworks, Inc. * (a)                             120          4,289


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                     ------          -----
ELECTRONICS - CONTINUED
Research Frontiers, Inc. * (a)                         422        $ 11,394
Rogers Corp. * (a)                                     495          13,117
SBS Technologies, Inc. * (a)                           398           7,530
Sequa Corp., Class A *                                 204           9,282
Silicon Graphics, Inc. *                             6,227           8,656
Somera Communications, Inc. * (a)                      616           4,411
Stoneridge, Inc. *                                     711           7,643
Superconductor Technologies * (a)                      797           4,782
Supertex, Inc. *                                       364           4,492
Technitrol, Inc.                                       760          19,760
Technology Solutions Company * (a)                   2,161           3,847
Tollgrade Communications, Inc. * (a)                   388          11,058
Trimble Navigation, Ltd. * (a)                         760          14,812
Varian Medical Systems, Inc. *                       1,029          73,573
Varian, Inc. *                                       1,058          34,173
Viasystems Group, Inc. *                             1,437           4,325
Western Resources *                                    370               0
X-Rite, Inc.                                           789           6,975
Zebra Technologies Corp., Class A * (a)                816          40,082
Zygo Corp. * (a)                                       422           9,390
                                                                  --------
                                                                   726,163

ENERGY - 0.08%
Covanta Energy Corp. *                               1,594          29,425
Fuelcell Energy, Inc. * (a)                            680          15,701
                                                                  --------
                                                                    45,126

FINANCIAL SERVICES - 2.01%
Acacia Research Corp. * (a)                            542           9,154
Advanta Corp., Class A                                 770          12,320
Allied Capital Corp.                                 2,725          63,084
Amcore Financial, Inc.                                 902          21,684
Americredit Corp. *                                  2,506         130,187
Ampal American Israel Corp., Class A * (a)             946           4,825
Arthur J. Gallagher & Company (a)                    2,521          65,546
Blackrock, Inc., Class A *                             591          20,265
Cash America International, Inc.                     1,180          10,030
Cathay Bancorp, Inc.                                   305          16,680
Charter Municipal Mortgage
  Acceptance Company SBI                               800          12,760
Credit Suisse First Boston Usa *                     1,152           5,472
Delphi Financial Group, Inc.                           481          18,519
Digitas, Inc. * (a)                                    236           1,038
Downey Financial Corp.                                 684          32,326
DVI, Inc. *                                            233           4,101
Embarcadero Tech, Inc. * (a)                           178           3,971
Financial Federal Corp. * (a)                          376          10,885
First Charter Corp.                                  1,094          20,513
First Financial Holdings, Inc.                         554          12,742
Firstfed Financial Corp. *                             570          16,986
Friedman Billings *                                  1,068           7,476
Frontline Capital Group *                              877           1,316
Fulton Financial Corp. (a)                           2,424          49,595
Globalnet Financial.com, Inc. *                        610             159
Harbor Florida Bancshares, Inc.                        827          15,837
International Bancshares Corp.                         641          26,922
Investment Technology Group *                          903          45,412
J.D. Edwards & Company *                             1,780          25,169
Jeffries Group, Inc. (a)                               798          25,855
Jones Lang Lasalle, Inc. *                           1,045          13,794
Labranche & Company, Inc. * (a)                      1,197          34,713
Leucadia National Corp.                              1,201          38,972

                                                      SHARES          VALUE
                                                      ------          -----
FINANCIAL SERVICES - CONTINUED
Liberty Financial Companies, Inc. (a)                  442        $  14,343
Medallion Financial Corp.                              557            5,709
Metris Companies, Inc.                               1,990           67,083
NBT Bancorp, Inc. (a)                                  837           16,154
NCO Group, Inc. *                                      622           19,238
New Century Equity Holdings *                        1,076            1,076
Numerical Technologies, Inc. * (a)                     200            4,200
Oceanfirst Financial Corp.                             447           11,595
Ocwen Financial Corp. *                                830            8,508
OTG Software, Inc. * (a)                               123              861
Rental Way, Inc. * (a)                               1,105           12,045
Richmond County Financial Corp.                        885           33,205
Seacoast Financial Services Corp.                      974           15,828
Southwest Securities Group, Inc. (a)                   516           10,681
Sterling Bancshares, Inc.                              876           16,802
The Intercept Group, Inc. * (a)                        176            6,688
Triad Guaranty, Inc. *                                 443           17,720
Tucker Anthony Sutro (a)                               578           12,716
UMB Financial Corp.                                    528           22,704
United Community Financial Corp.                     1,313           11,423
Webster Financial Corp.                              1,585           51,956
WFS Financial, Inc. *                                  205            6,304
WIT Soundview Group, Inc. * (a)                      3,409            6,238
                                                                  ---------
                                                                  1,151,385

FOOD & BEVERAGES - 1.10%
American Italian Pasta Company, Class A *              569           26,402
Aurora Foods, Inc. *                                   762            4,176
Bob Evans Farms, Inc.                                1,148           20,664
Constellation Brands, Inc., Class A *                  902           36,982
Corn Products International, Inc.                    1,140           36,480
Dean Foods Company                                   1,143           45,949
Del Monte Foods Company *                            1,724           14,447
Dole Food, Inc.                                      1,479           28,175
Dreyers Grand Ice Cream, Inc.                          529           14,759
Earthgrains Company (a)                              1,376           35,776
Farmer Brothers Company                                 34            7,922
Fleming Companies, Inc. (a)                          1,295           46,231
Hain Celestial Group, Inc. *                         1,059           23,298
International Multifoods Corp.                         598           12,409
Interstate Bakeries Corp.                              929           14,864
J. M. Smucker Company                                  711           18,486
Lance, Inc.                                            927           12,514
Performance Food Group Company *                     1,006           27,715
Pilgrims Pride Corp.                                   595            7,467
Ralcorp Holdings, Inc. *                               930           17,428
Rica Foods, Inc. *                                     169              654
Robert Mondavi Corp., Class A * (a)                    256           10,378
Sensient Technologies Corp.                          1,438           29,508
Smithfield Foods, Inc. *                             1,752           70,606
Suiza Foods Corp. * (a)                                871           46,250
The Steak And Shake Company *                          583            5,393
Triarc Companies, Inc., Class A *                      444           11,633
United Natural Foods, Inc. *                           216            4,525
                                                                  ---------
                                                                    631,091

FOREST PRODUCTS - 0.20%
Caraustar Industries, Inc.                             979            9,007
Louisiana Pacific Corp.                              3,374           39,577
Pope & Talbot, Inc.                                    334            4,312
Rayonier, Inc.                                         877           40,737
Wausau-Mosinee Paper Corp.                           1,726           22,248
                                                                  ---------
                                                                    115,881


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                     SHARES          VALUE
                                                     ------          -----
FUNERAL SERVICES - 0.14%
Service Corp. International * (a)                    8,867        $ 56,394
Stewart Enterprises, Inc., Class A *                 3,062          22,353
                                                                  --------
                                                                    78,747

FURNITURE & FIXTURES - 0.25%
Advanced Lighting Technologies, Inc. *                 840           3,696
Ethan Allen Interiors, Inc. (a)                      1,267          41,177
Furniture Brands International, Inc. * (a)           1,600          44,800
Kimball International, Inc., Class B                 1,055          19,096
La-Z-Boy, Inc.                                       1,967          36,389
                                                                  --------
                                                                   145,158

GAS & PIPELINE UTILITIES - 1.23%
AGL Resources, Inc.                                  1,720          40,850
American States Water Company                          355          12,070
Atmos Energy Corp.                                   1,219          29,817
California Water Service Group                         492          12,620
Cascade Natural Gas Corp.                              307           6,539
Energen Corp.                                          883          24,371
Laclede Gas Company                                    664          16,866
Louis Dreyfus Natural Gas Corp. *                      669          23,315
New Jersey Resources Corp.                             572          25,854
Northwest Natural Gas Company                          837          20,841
Northwestern Corp.                                     790          17,696
Nui Corp. (a)                                          453          10,455
ONEOK, Inc.                                          1,862          36,681
Peoples Energy Corp.                                 1,109          44,582
Philadelphia Suburban Corp.                          1,430          36,465
Piedmont Natural Gas, Inc.                           1,013          35,982
Semco Energy, Inc. (a)                                 710          10,650
Sierra Pacific Resources (a)                         2,531          40,471
South Jersey Industries, Inc.                          427          13,301
Southern Union Company *                             1,037          21,155
Southwest Gas Corp.                                  1,030          24,390
Southwestern Energy Company *                          905          11,086
Transmontaigne, Inc. *                               1,634           9,477
UGI Corp.                                              884          23,868
Universal Compression Holdings *                       264           7,498
Vectren Corp.                                        1,950          40,365
Western Gas Resources, Inc.                            648          21,125
Western Resources, Inc. (a)                          2,219          47,708
WGL Holdings, Inc.                                   1,462          39,635
                                                                  --------
                                                                   705,733

HEALTHCARE PRODUCTS - 0.03%
Arthrocare Corp. * (a)                                 642          16,788
                                                                  --------

HEALTHCARE SERVICES - 0.15%
Laboratory Corp. of America Holdings *               1,122          86,282
                                                                  --------

HOMEBUILDERS - 0.77%
Centex Corp.                                         1,874          76,365
Champion Enterprises, Inc. *                         1,119          12,734
Clayton Homes, Inc. (a)                              3,155          49,597
Crossmann Communities, Inc. (a)                        253          10,042
D.R. Horton, Inc.                                    1,870          42,449
Lennar Corp. (a)                                     1,540          64,218
M.D.C. Holdings, Inc.                                  746          26,408
NVR, Inc. *                                            282          41,736
Palm Harbor Homes, Inc. * (a)                          624          13,572
Pulte Corp. (a)                                        959          40,882
Ryland Group, Inc. (a)                                 426          21,556
Toll Brothers, Inc. * (a)                              648          25,473

                                                    SHARES        VALUE
                                                    ------        -----
HOMEBUILDERS - CONTINUED
Walter Industries Inc.                              1,135        $13,506
                                                                 -------
                                                                 438,538

HOTELS & RESTAURANTS - 0.94%
Applebees International, Inc. (a)                   1,092         34,944
Argosy Gaming Corp. *                                 656         18,211
Aztar Corp. *                                       1,181         14,290
Bally Total Fitness Holding Corp. * (a)               786         23,273
Boca Resorts, Inc., Class A *                         920         13,552
Buca, Inc. *                                          266          5,786
CBRL Group, Inc.                                    1,820         30,849
Cheesecake Factory * (a)                            1,298         36,719
Choice Hotels, Inc. *                               1,696         25,440
Churchill Downs, Inc. (a)                             394          9,882
Crestline Capital Corp. *                             468         14,545
Extended Stay America, Inc. *                       2,282         34,230
IHOP Corp. *                                          670         17,990
Isle of Capri Casinos, Inc. * (a)                     875          8,225
Jack In the Box, Inc. *                             1,232         32,155
Krispy Kreme Doughnuts, Inc. * (a)                    256         10,240
Landrys Seafood Restaurant, Inc.                      545          9,265
Lone Star Steakhouse & Saloon                         614          7,976
Luby's Cafeterias, Inc.                               912          8,928
Marcus Corp.                                          751         10,476
O'Charley's, Inc. *                                   515          9,981
P F Changs China Bistro, Inc. * (a)                   136          5,154
Papa Johns International, Inc. *                      582         14,754
Rare Hospitality International, Inc. *                540         12,204
Ruby Tuesday, Inc.                                  2,045         34,969
Ryan's Family Steak Houses, Inc. *                  1,108         13,573
Sonic Corp. *                                         865         27,446
Station Casinos, Inc. * (a)                         1,120         17,920
WMS Industries, Inc. * (a)                            751         24,160
Wyndham International, Inc., Class A *              3,486          8,715
                                                                 -------
                                                                 535,852

HOUSEHOLD APPLIANCES - 0.21%
Applica, Inc. *                                     1,101          8,764
Blyth Industries, Inc. (a)                          1,098         28,230
KB HOME                                             1,405         42,389
Libbey, Inc.                                          513         20,371
Toro Company                                          383         17,216
Westpoint Stevens, Inc. (a)                         1,127          1,555
                                                                 -------
                                                                 118,525

HOUSEHOLD PRODUCTS - 0.44%
Bel Fuse, Inc., Class B (a)                           287          9,543
Boyds Collection, Ltd. *                            1,944         24,145
Church & Dwight, Inc.                               1,245         31,685
Dial Corp.                                          2,749         39,173
Martha Stewart Living, Inc., Class A * (a)            343          7,923
Mathews International Corp., Class A                  486         21,368
Playtex Products, Inc. *                              970         10,379
Salton, Inc. * (a)                                    220          3,916
Snap-On, Inc.                                       1,858         44,889
Topps, Inc. *                                       1,371         16,027
Tupperware Corp.                                    1,850         43,346
                                                                 -------
                                                                 252,394

INDUSTRIAL MACHINERY - 1.11%
AGCO Corp.                                          1,941         17,760
Albany Intl Corp., Class A *                          593         11,208
AptarGroup, Inc.                                    1,152         37,359

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES          VALUE
                                                  ------          -----
INDUSTRIAL MACHINERY - CONTINUED
Briggs & Stratton Corp. (a)                          692        $29,133
Cummins Engine, Inc. (a)                           1,316         50,929
Energy Conversion Devices, Inc. *                    526         14,728
Flowserve Corp. *                                  1,220         37,515
Foster Wheeler Ltd                                 1,269         11,485
Gardner Denver, Inc. *                               449          9,227
Graco, Inc.                                          984         32,472
Idex Corp. (a)                                       974         33,116
Kaydon Corp.                                         972         24,932
Kennametal, Inc. (a)                                 977         36,051
Lindsay Manufacturing Company                        425          8,075
Manitowoc, Inc. (a)                                  797         23,512
Milacron, Inc.                                     1,099         17,221
Mueller Industry, Inc. *                           1,080         35,543
NACCO  Industries, Inc., Class  A                    219         17,080
Presstek, Inc. *                                     934         11,208
Robbins & Myers, Inc.                                182          5,132
Semitool, Inc. * (a)                                 589          7,027
Stewart & Stevenson Services,  Inc.                  901         29,733
Tecumseh Products Company, Class A                   505         24,998
Tennant Company                                      317         12,680
Tredegar Industries, Inc.                            849         16,258
Triumph Group, Inc. *                                519         25,431
U.S. Industries, Inc. (a)                          2,524         10,348
UNOVA, Inc. *                                        991          6,818
Valmont Industries, Inc.                             512          9,318
Watts Industries, Inc., Class A (a)                  396          6,712
Woodward Governor Company                            276         23,281
                                                                -------
                                                                636,290

INDUSTRIALS - 0.08%
Donaldson, Inc.                                    1,251         38,969
Terremark Worldwide, Inc. *                        3,760          5,640
                                                                -------
                                                                 44,609

INSURANCE - 1.30%
Alfa Corp.                                         1,265         40,467
Alleghany Corp. *                                    151         30,653
American National Insurance Company (a)              313         23,397
Argonaut Group, Inc.                                 439          8,824
Baldwin & Lyons, Inc., Class B                       279          5,859
Brown & Brown, Inc.                                  729         30,611
CenturyBusiness Services, Inc.*                    2,462         13,295
CNA Surety Corp.                                     361          5,054
Commerce Group, Inc.                                 796         29,285
Crawford & Company, Class B                        1,239         22,302
Fidelity National Financial Corp.                  1,914         47,027
First American Financial Corp.                     1,772         33,562
Fremont General Corp. (a)                          2,449         15,918
Harleysville Group, Inc.                             428         12,733
HCC Insurance Holdings, Inc.                       1,510         36,995
Hilb Rogal & Hamilton Company                        444         19,425
Horace Mann Educators Corp.                        1,296         27,929
Kansas City Life Insurance Company                   245          9,800
Landamerica Financial Group, Inc.                    409         13,027
Liberty Corp.                                        526         21,040
Markel Corp. *                                       180         35,370
Mercury General Corp. (a)                            842         29,445
National Western Life Insurance
  Company, Class A *                                  72          8,640
Ohio Casualty Corp. *                              1,962         25,408
Philadelphia Consolidated Holding Corp. *            238          8,278
PICO Holdings, Inc. *                                593          8,670

                                               SHARES          VALUE
                                               ------          -----
INSURANCE - CONTINUED
PMA Capital Corp., Class A                       596        $10,758
Presidential Life Corp.                          679         15,209
Proassurance Corp. *                             611         10,540
Rightchoice Manage Care, Inc. *                  143          6,349
SCPIE Holdings, Inc.                             344          6,949
Selective Insurance Group, Inc.                  824         21,984
Stancorp Financial Group, Inc.                 1,022         48,432
State Auto Financial Corp.                       409          6,703
Stewart Information Services Corp. *             362          7,055
UICI *                                         1,288         16,422
W.R. Berkley Corp.                               551         22,822
Zenith National Insurance Corp.                  318          8,586
                                                            -------
                                                            744,823

INTERNATIONAL OIL - 0.02%
Trico Marine Services, Inc. *                    814          8,661
                                                            -------

INTERNET CONTENT - 0.07%
Ask Jeeves, Inc. * (a)                           451            857
Click2learn, Inc. *                              223            361
Digital Insight Corp. * (a)                      694         15,337
Hotjobs.com, Ltd. * (a)                          856          7,704
Kana Communications, Inc. *                    1,916          3,909
Lifeminders, Inc. *                              284            449
Looksmart, Ltd. * (a)                            931            978
Multex Systems, Inc. * (a)                       565          9,181
NBC Internet, Inc., Class A * (a)                814          1,758

                                                            -------
                                                             40,534

INTERNET RETAIL - 0.02%
MP3.com, Inc. *                                  485          2,352
PurchasePro.com, Inc. * (a)                      705          1,043
Stamps.com, Inc. * (a)                         1,633          6,124
                                                            -------
                                                              9,519

INTERNET SERVICE PROVIDER - 0.06%
GoTo.com, Inc. * (a)                             895         17,408
High Speed Access Corp. *                        936          1,123
Juno Online Services, Inc. * (a)                 586            850
Softnet Systems, Inc. *                          802          1,572
Starmedia Network, Inc. *                      1,638          3,047
Trizetto Group, Inc. * (a)                       672          6,216
VIA NET. WORKS, Inc. *                           369            568
Worldgate Communications, Inc. * (a)             315          1,606
                                                            -------
                                                             32,390

INTERNET SOFTWARE - 0.39%
Be Free, Inc. *                                  613            748
Centillium Communications, Inc. * (a)            167          4,132
Clarent Corp. *                                  779          7,159
Cybersource Corp. * (a)                        1,461          2,528
Data Return Corp. * (a)                          278            486
Digital Islands, Inc. *                        2,685          9,183
Digital River, Inc. *                            509          2,290
Egain Communications Corp. * (a)                 624          1,679
Espeed, Inc., Class A *                          206          4,532
F5 Networks, Inc. * (a)                          691         12,141
Globix Corp. * (a)                               427            858
Information Architects Corp. *                   513            646
Interliant, Inc. * (a)                         1,894          1,042
Interwoven, Inc. *                             2,322         39,242
Intranet Solutions, Inc. * (a)                   547         20,813
Intraware, Inc. * (a)                            407            472
Keynote Systems, Inc. *                          568          6,220

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   SHARES          VALUE
                                                   ------          -----
INTERNET SOFTWARE - CONTINUED
Marimba, Inc. *                                     883        $ 1,863
Netcentives, Inc. *                                 523            272
Netopia, Inc. *                                     360          2,210
Niku Corp. *                                        518            518
PC-Tel, Inc. *                                      604          5,563
Persistence Software, Inc. *                        283             14
Primus Knowledge Solutions, Inc. * (a)              775          4,642
Rare Medium Group, Inc. *                           703            288
Retek, Inc. *                                     1,557         74,643
Sonicblue, Inc. *                                 3,008          9,926
Tumbleweed Communications Corp. *  (a)              205            777
Viant Corp. *                                     1,671          3,125
Watchguard Technologies, Inc. * (a)                 241          2,470
                                                               -------
                                                               220,482

INVESTMENT COMPANIES - 0.34%
Affiliated Managers Group, Inc. * (a),              714         43,911
American Capital Strategies, Ltd.                   792         22,224
Eaton Vance Corp.                                 1,893         65,876
Gabelli Asset Management, Inc., Class A *           245         10,082
John Nuveen Company, Class A                        233         13,199
Raymond James Financial, Inc. (a)                 1,281         39,199
                                                                -------
                                                                194,491

LEISURE TIME - 0.39%
4Kids Entertainment, Inc. * (a)                     428          8,196
American Classic Voyages Company * (a)              450          1,341
Anchor Gaming *                                     269         17,383
Arctic Cat, Inc. (a)                                427          6,192
Callaway Golf Company                             2,377         37,557
Championship Auto Racing Team *                     254          4,064
Concord Camera Corp. *                              805          4,750
Dover Downs Entertainment, Inc.                     585          9,009
Gaylord Entertainment Company *                     580         16,704
Handleman Company *                                 586          9,816
Parkervision, Inc. * (a)                            269          7,034
Penn National Gaming, Inc. *                        423         10,744
Pinnacle Entertainment, Inc. *                      404          2,969
SCP Pool Corp. *                                    485         16,703
Speedway Motorsports, Inc. *                        464         11,697
Sturm Ruger & Company, Inc.                         788          7,722
THQ, Inc. *                                         662         39,475
Vail Resorts, Inc. * (a)                            520          9,724
                                                               -------
                                                               221,080

LIFE SCIENCES - 0.21%
Aurora Bioscience Corp. * (a)                       663         20,553
Invitrogen Corp. * (a)                            1,128         80,990
Symyx Technologies, Inc. *                          686         18,035
                                                               -------
                                                               119,578

MANUFACTURING - 0.19%
Actuant Corp., Class A * (a)                        386          6,350
Esco Technologies, Inc. *                           413         12,452
Lancaster Colony Corp.                              989         32,617
Oakley, Inc. * (a)                                  736         13,616
Polymer Group, Inc.                                 966          2,183
York International Corp.                          1,217         42,619
                                                               -------
                                                               109,837

METAL & METAL PRODUCTS - 0.07%
Commercial Metals Company                           469         15,022
Timken Company                                    1,592         26,969
                                                               -------
                                                                41,991


                                               SHARES          VALUE
                                               ------          -----
MINING - 0.31%
Arch Coal, Inc.                                  563        $14,565
Brush Wellman, Inc.                              567          9,072
Century Aluminum Company                         450          7,218
Cleveland-Cliffs, Inc.                           477          8,825
Kaiser Aluminum Corp. * (a)                    1,502          5,978
Lincoln Electric Holding, Inc.                 1,120         25,446
Penn Virginia Corp.                              269          8,850
RTI International Metals, Inc.                   656         10,004
Southern Peru Copper Corp.                       924         11,411
Stillwater Mining Company *                    1,242         36,328
UCAR International, Inc. *                     1,462         17,471
Usec, Inc.                                     2,776         23,402
                                                            -------
                                                            178,570

MOBILE HOMES - 0.04%
Coachmen Industries, Inc. (a)                    671          8,891
Fleetwood Enterprises, Inc. (a)                1,087         15,305
                                                            -------
                                                             24,196

NEWSPAPERS - 0.15%
Journal Register Company *                     1,463         23,554
Lee Enterprises, Inc.                          1,401         46,233
Pulitzer, Inc.                                   291         15,365
                                                            -------
                                                             85,152

OFFICE FURNISHINGS & SUPPLIES - 0.25%
HON Industries, Inc.                           1,736         42,046
Ikon Office Solutions, Inc.                    4,701         46,070
Office Max, Inc. *                             3,754         13,852
Standard Register                                453          8,381
United Stationers,  Inc. *                     1,052         33,201
                                                            -------
                                                            143,550

PAPER - 0.16%
Buckeye Technologies, Inc. *                     913         13,147
Chesapeake Corp.                                 521         12,895
Deltic Timber Corp.                              260          7,488
Ivex Packaging Corp. *                           724         13,756
P.H. Glatfelter Company                          904         12,891
Potlatch Corp. (a)                               935         32,173
                                                            -------
                                                             92,350

PETROLEUM SERVICES - 0.36%
Atwood Oceanics, Inc. *                          295         10,355
Cal Dive International, Inc. *                   805         19,803
Input/Output, Inc. *                           1,268         16,104
Lone Star Technologies, Inc. * (a)               763         27,621
Oceaneering International, Inc. *                705         14,629
Pure Resources, Inc. *                         1,612         29,016
Seacor Smit, Inc. * (a)                          549         25,660
Seitel, Inc. * (a)                               630          8,253
Superior Energy Services, Inc. *               1,495         11,810
Tesoro Petroleum Corp. * (a)                   1,042         13,129
Veritas DGC, Inc. *                              978         27,139
                                                            -------
                                                            203,519

PHARMACEUTICALS - 0.07%
Alexion Pharmaceuticals, Inc. *                  483         11,592
Guilford Pharmaceuticals, Inc.  * (a)            850         28,900
                                                            -------
                                                             40,492

PHOTOGRAPHY - 0.03%
CPI Corp.                                        342          8,379
Metromedia International Group, Inc. *         1,629          5,359
Polaroid Corp. * (a)                           1,525          3,965
                                                            -------
                                                             17,703




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                    ------          -----
POLLUTION CONTROL - 0.04%
Stericycle, Inc. *                                    444        $20,846
                                                                 -------

PUBLISHING - 0.53%
American Greetings Corp., Class A (a)               2,046         22,506
Hollinger International, Inc., Class A (a)          1,181         16,239
Houghton Mifflin Company                              845         50,641
John H. Harland Company                               957         22,298
John Wiley & Son, Class A                           1,477         34,931
Mail-Well Holdings, Inc. *                          1,562          6,639
Mcclatchy Company, Class A                            610         23,851
Media General, Inc., Class A (a)                      620         28,520
Meredith Corp.                                      1,185         42,435
Playboy Enterprises, Inc., Class  B * (a)             710         11,111
Private Media Group, Inc. * (a)                       290          2,726
Scholastic Corp., Series 1202, Class D *              921         41,445
                                                                 -------
                                                                 303,342

RAILROADS & EQUIPMENT - 0.09%
J.B. Hunt Transport Services,Inc. *                   584         11,096
Wabtec Corp. (a)                                      929         13,935
Wisconsin Central Transportation Corp. *            1,513         25,312
                                                                 -------
                                                                  50,343

REAL ESTATE - 3.86%
Alexanders, Inc. *                                    133          7,993
Alexandria Real Estate Equities                       453         18,029
Amli Residential Properties Trust SBI                 570         14,022
Arch Chemicals, Inc.                                  641         13,993
Arden Realty, Inc.                                  1,983         52,946
Bedford Property Investments,Inc. (a)                 702         14,707
Brandywine Realty Trust SBI                         1,123         25,211
BRE Properties, Inc.                                1,469         44,511
Cabot Industrial Trust SBI                          1,349         28,329
Camden Property Trust                               1,239         45,471
Capital Automotive REIT                               892         16,056
Capstead Mortgage Corp.                               444          7,903
Catellus Development Corp. *                        3,398         59,295
CB Richard Ellis Services, Inc.                       697         10,943
CBL & Associates Properties, Inc.                     849         26,056
CenterPoint Properties Trust                          680         34,136
Charles E. Smith Residential                          702         35,205
Chateau Communities, Inc.                             725         22,765
Chelsea Property Group, Inc.                          547         25,654
Colonial Properties Trust SBI                         729         22,453
Commercial Net Lease Reality, Inc.                  1,269         18,083
Cornerstone Realty Income Trust, Inc.               1,521         17,644
Corrections Corporation America New  * (a)            668         10,655
Cousins Properties, Inc.                            1,261         33,858
Developers Diversified Realty                       1,852         34,040
EastGroup Properties, Inc.                            616         13,922
Equity Inns, Inc.                                   1,187         11,633
Essex Property Trust (a)                              604         29,928
Federal Realty Investment Trust SBI                 1,321         27,398
Felcor Lodging Trust, Inc. (a)                      1,492         34,913
First Industrial Realty Trust, Inc.                 1,250         40,175
Franchise Finance Corp. of America                  1,828         45,901
Gables Residential Trust SBI                          796         23,840
Glenborough Realty Trust, Inc.                      1,041         20,091
Glimcher Reality Trust                              1,011         18,097
Great Lakes Reit, Inc.                                705         12,838
Health Care Property Investments,Inc. (a)           1,554         53,458
Health Care Reit, Inc.                              1,026         24,368
Healthcare Realty Trust                             1,332         35,032

                                                     SHARES          VALUE
                                                     ------          -----
REAL ESTATE - CONTINUED
Highwoods Properties, Inc.                           1,880        $   50,102
Home Properties of New York,Inc                        724            21,792
Hospitality Properties Trust SBI                     1,625            46,312
HRPT Properties Trust SBI                            4,330            42,131
IndyMac Mortgage Holdings, Inc. *                    2,173            58,236
Innkeepers USA Trust (a)                             1,329            15,921
Insignia Financial Group, Inc. * (a)                   663             8,155
Interpool, Inc.                                        280             4,396
IRT Property Company                                 1,419            15,453
JDN Realty Corp.                                     1,242            16,891
Kilroy Realty Corp.                                    875            25,463
Koger Equity, Inc.                                   1,047            17,276
LNR Property Corp.                                     745            26,075
Louisiana Quinta Pptys Inc. *                        4,800            24,864
Manufactured Home Communities, Inc.                    607            17,057
McGrath Rentcorp                                       219             5,287
MeriStar Hospitality Corp. REIT                      1,164            27,645
Mid-America Apartment Communities,  Inc.               706            18,067
National Golf Properties, Inc.                         553            15,069
National Health Investments,Inc. * (a)                 662             6,819
Nationwide Health Properties,Inc. (a)                1,576            31,835
New Plan Excel Realty Trust,Inc                      2,821            43,161
Pacific Gulf Properties, Inc. *                      1,326             6,484
Pan Pacific Retail Properties,Inc                      697            18,122
Parkway Properties, Inc.                               403            14,206
Pennsylvania Real Estate
  Investment SBI                                       413            10,201
Prentiss Properties Trust SBI                        1,197            31,481
PS Business Parks, Inc.                                795            22,260
Realty Income Corp.                                    909            26,870
Reckson Associates Realty Corp. (a)                  1,787            41,101
Regency Centers Corp.                                1,034            26,264
RFS Hotel Invs, Inc.                                 1,003            15,837
Security Capital Group, Inc.,
  Class B *                                          1,455            31,137
Shurgard Storage Centers, Inc.,
  Class A                                            1,001            31,281
SL Green Realty Corp. (a)                              739            22,399
Storage USA, Inc.                                      902            32,472
Summit Properties, Inc.                                840            22,537
Sun Communities, Inc.                                  619            21,882
Taubman Centers, Inc., REIT                          1,219            17,066
Tejon Ranch Company *                                  218             5,941
The Macerich Company, REIT (a)                       1,058            26,238
Town & Country Trust SBI                               678            13,831
Trammell Crow Company * (a)                            828             9,149
United Dominion Realty Trust,Inc                     3,378            48,474
Ventas, Inc.                                         2,062            22,579
Washington REIT,  SBI                                1,191            28,155
Webb Delaware Corp. *                                  535            20,699
Weingarten Realty Investors SBI                        863            37,843
Westfield America, Inc.                              1,022            16,475
Xtra Corp. *                                           389            19,294
                                                                  ----------
                                                                   2,209,837

RETAIL GROCERY - 0.18%
Caseys General Stores, Inc.                          1,441            18,733
Heartland Express, Inc. *                              620            14,136
Ruddick Corp.                                        1,024            17,357
The Great Atlantic & Pacific
  Tea Company, Inc. *                                  626             9,265
Whole Foods Market, Inc. * (a)                       1,674            45,365
                                                                  ----------
                                                                     104,856


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                      ------          -----
RETAIL TRADE - 2.29%
99 Cents Only Stores * (a)                              601        $   18,000
Aaron Rents, Inc., Class B                              602            10,234
Abercrombie & Fitch Company, Class A *                2,931           130,429
American Eagle Outfitters, Inc. * (a)                 1,070            37,707
Ames Department Stores, Inc. * (a)                      763             1,061
Ann Taylor Stores Corp. *                               822            29,428
Barnes & Noble, Inc. * (a)                            1,621            63,786
Borders Group, Inc. *                                 2,540            56,896
Buckle, Inc. *                                          335             6,332
Burlington Coat Factory Warehouse                       572            11,440
Cato Corp., Class A                                     309             6,032
Charming Shoppes, Inc. *                              3,113            18,678
Chicos Fas, Inc. * (a)                                  664            19,754
Childrens Place Retail Stores, Inc. * (a)               562            15,062
Claire's Stores, Inc.                                 1,244            24,084
Cost Plus, Inc. * (a)                                   684            20,520
Dillards, Inc., Class A (a)                           2,730            41,687
Electronics Boutique Holdings Corp. *                   267             8,477
Factory 2 U, Inc. *                                     416            12,210
Fisher Scientific International, Inc. *               1,292            37,468
Footstar, Inc. * (a)                                    589            20,262
Fossil, Inc. * (a)                                      475             9,856
Fred's, Inc., Class A                                   247             6,360
Genesco, Inc. *                                         697            23,419
Group 1 Automotive, Inc. * (a)                          629            18,618
Guitar Center, Inc. *                                   748            15,805
Haverty Furniture Companies, Inc.                       379             5,666
Hot Topic, Inc. * (a)                                   572            17,789
Intertan, Inc. *                                        925            12,950
Lands' End, Inc. * (a)                                  417            16,743
Linens'n Things, Inc. *                               1,285            35,106
Longs Drug Stores Corp. (a)                             963            20,753
Madden Steven, Ltd. *                                   244             4,458
Mens Wearhouse, Inc. * (a)                            1,050            28,980
Michael's Stores, Inc. * (a)                            942            38,622
Neiman Marcus Group, Class A * (a)                    1,178            36,518
Payless ShoeSource, Inc. *                              702            45,419
PC Connection, Inc. * (a)                                99             1,584
Pep Boys-Manny, Moe & Jack                            1,690            18,979
Petsmart, Inc. *                                      3,716            26,198
Pier 1 Imports, Inc.                                  3,088            35,512
Regis Corp.                                           1,120            23,509
School Specialty, Inc. * (a)                            585            15,122
Shopko Stores, Inc. * (a)                               673             4,899
Spiegel Inc., Class A                                   626             6,053
Sportsline USA, Inc. *                                  813             1,870
Stein Mart, Inc. *                                      885             9,151
The Dress Barn *                                        502            11,420
The Yankee Candle, Inc. * (a)                           309             5,868
Too, Inc. *                                           1,003            27,482
Transport World Entertainment Corp. * (a)               645             6,134
Tweeter Home Entertainment Group, Inc. *                544            19,203
Ultimate Electrs, Inc. *                                177             5,738
Value City Department Stores, Inc. *                    607             6,981
Valuevision International, Inc., Class A *            1,263            27,470
Venator Group, Inc. * (a)                             4,436            67,871
Whitehall Jewellers, Inc. *                             716             6,559
Wild Oats Markets, Inc. * (a)                           949             9,879
Wilsons Leather Experts, Inc. *                         409             7,587
Zale Corp. *                                          1,113            37,508
                                                                   ----------
                                                                    1,309,186


                                                SHARES           VALUE
                                                ------           -----
SANITARY SERVICES - 0.04%
Casella Waste Systems, Inc., Class A *            646        $ 8,075
Ionics, Inc. *                                    544         17,136
                                                             -------
                                                              25,211

SEMICONDUCTORS - 1.21%
Alliance Semiconductor Corp. * (a)                812          9,760
American Superconductor Corp. * (a)               657         16,951
ASM Lithography Holding NV * (a)                1,417         31,528
ATMI, Inc. *                                      766         22,980
Axt, Inc. *,                                      601         16,047
Caliper Technologies Corp. * (a)                  215          4,526
Cirrus Logic, Inc. *                            2,248         51,771
Elantec Semiconductor, Inc. *                     707         23,890
Electroglas, Inc. *                               687         12,160
Emcore Corp. * (a)                                804         24,723
ESS Technology, Inc. *                            574          3,444
Exar Corp. *                                    1,232         24,344
General Semiconductor, Inc. * (a)               1,159         12,123
Integrated Silicon Solution *                     831         11,551
Intergrated Electrical Services *                 751          7,322
JNI Corp. * (a)                                   134          1,876
Kulicke & Soffa Industries, Inc. *              1,559         26,752
LSI Logic Corp. *                               1,132         21,282
LTX Corp. * (a)                                 1,536         39,260
Mattson Technology, Inc. * (a)                    355          6,205
MEMC Electronic Materials, Inc. *               1,099          8,407
Microsemi Corp. *                                 349         24,779
MIPS Technologies, Inc. * (a)                   1,253         21,677
MKS Instruments, Inc. *                           456         13,133
Oak Technology * (a)                            1,437         15,218
Phoenix Technology, Ltd. * (a)                    778         11,359
Photronics, Inc. *                                803         20,605
Pioneer Standard Electrs, Inc. (a)              1,062         13,594
PLX Technology, Inc. *                            766          6,503
Power Integrations *                              887         13,837
PRI Automation, Inc. * (a)                        713         13,208
Quicklogic Corp. *                                880          5,298
Rudolph Technologies, Inc. * (a)                  111          5,217
Silicon Image, Inc. *                           1,446          7,230
Sipex Corp. *                                     733         11,061
Therma Wave, Inc. *                               509          9,707
Three Five Systems, Inc. * (a)                    699         12,568
Ultratech Stepper, Inc. *                         684         17,545
Varian Semiconductor Equipment, Inc. *          1,029         43,218
Veeco Instruments, Inc. *                         786         31,243
Zoran Corp. *                                     568         16,881
                                                             -------
                                                             690,783

SHIPBUILDING - 0.11%
Newport News Shipbuilding, Inc.                 1,051         64,374
                                                             -------

SOFTWARE - 1.47%
3DO Company *                                     685          4,987
Actuate Corp. *                                 1,847         17,639
Adept Technology, Inc. * (a)                      389          3,851
Advent Software, Inc. *                           862         54,737
Allscripts Heathcare Solution * (a)               402          3,618
Appiant Technologies, Inc. * (a)                  207            509
AremisSoft Corp. * (a)                            677         10,967
Avocent Corp. *                                 1,405         31,964
Aware, Inc. *                                     647          5,823
Bindview Development Corp. *                    1,259          2,656
Borland Software Corp. * (a)                    1,814         28,298

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                         ------          -----
SOFTWARE - CONTINUED
Bottomline Technologies * (a)                              421        $ 2,273
Bsquare Corp. *                                            587          6,169
Caci, Inc., Class A *                                      353         16,591
Caminus Corp. *                                             96          2,589
Captaris Incorporated *                                  1,224          2,546
Carreker Antinori, Inc. * (a)                              214          4,601
Cerner Corp. * (a)                                         817         34,314
CIBER, Inc. *                                            1,532         14,554
Cognizant Technology Solutions, Class A *                  204          8,660
Computer Network Technology *                              951         10,090
Convera Corp., Class A *                                   447          2,114
Covansys Corporation *                                     526          5,944
Dendrite International, Inc. *                           1,008         11,189
Direct Focus, Inc. * (a)                                   632         30,020
Documentum, Inc. *                                       1,039         13,424
Eloyalty Corp. *                                           996            996
Epresence, Inc. *                                        1,014          3,508
Fair Issac & Company, Inc.                                 559         34,557
Hyperion Solutions Corp. *                               1,084         16,260
Igate Capital Corp. * (a)                                1,699          6,116
Imation Corp. *                                          1,158         29,182
IMRglobal Corp. * (a)                                      963         10,526
Infogrames, Inc. *                                         567          4,309
Informatica Corp. * (a)                                  1,751         30,397
InfoUSA, Inc. *                                          1,375          8,250
Interactive Intelligence, Inc.*                            209          2,299
Intertrust Technologies Corp. *                          2,169          2,603
Intrusion.com, Inc. *                                    1,081          3,773
IXL Enterprises, Inc. * (a)                              3,010          3,642
JDA Software Group, Inc. *                                 721         11,976
Manhattan Associates, Inc. * (a)                           200          7,950
Manugistics Group, Inc. * (a)                            1,688         42,369
Mapinfo Corp. *                                            475         10,450
Matrixone, Inc. *                                          258          5,983
MCSi, Inc. * (a)                                           226          3,424
Mentor Graphics Corp. *                                  2,078         36,365
Mercator Software, Inc. * (a)                              970          2,415
Metasolv, Inc. *                                           394          3,124
MicroStrategy, Inc., Class A * (a)                         886          2,481
Midway Games, Inc. *                                       663         12,266
Mro Software, Inc. *                                       299          4,724
Netegrity, Inc. *                                          874         26,220
Netscout Systems, Inc. *                                   706          4,589
Nms Communications Corp. * (a)                           1,188          8,316
Novadigm, Inc. *                                           308          3,465
NYFIX, Inc. *                                              707         22,589
Onyx Software Corp. * (a)                                  717          5,736
Progress Software Corp. *                                1,113         18,031
Proquest Company *                                         498         15,438
Puma Technology, Inc. * (a)                                692          2,076
Saba Software, Inc. *                                       98          1,608
Sanchez Computer Assoc, Inc. * (a)                         561          7,433
Secure Computing Corp. * (a)                               859         13,495
Selectica, Inc. *                                          102            437
Serena Software, Inc. *                                    510         18,533
Silverstream Software, Inc. *                              473          3,335
Starbase Corp. * (a)                                       995          3,632
Take Two Interactive Software * (a)                        924         17,140
Transaction Systems Architects, Inc., Class A *          1,213         17,285
Ulticom, Inc. *                                            198          6,692
Universal Access, Inc. * (a)                               584          3,621


                                                           SHARES          VALUE
                                                           ------          -----
SOFTWARE - CONTINUED
Vertex Industries, Inc. * (a)                               735        $  1,485
Viewpoint Corp. *                                         1,189          10,107
Zixit Corp. * (a)                                           351           3,212
                                                                       --------
                                                                        844,547

STEEL - 0.31%
Alaska Steel Holding Corp.                                2,686          33,682
Bethleham Steel Corp. *                                   5,028          10,157
Carpenter Technology Corp.                                  613          17,955
NS Group, Inc. *                                            661           8,824
Quanex Corp.                                                495          12,821
Reliance Steel & Aluminum Company                           594          14,999
Ryerson Tull, Inc.                                          568           7,662
Steel Dynamics, Inc. *                                    1,336          16,700
Texas Industries, Inc.                                      678          23,316
Worthington Industries, Inc.                              2,307          31,375
                                                                       --------
                                                                        177,491

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.54%
Adelphia Business Solutions, Class A * (a)                1,147           4,703
Allied Riser Communications Corp.                         1,939           1,028
Carrier Access Corp. *                                      218           1,742
Choice One Communications, Inc.* (a)                        221           1,490
Com21, Inc. * (a)                                         1,443           2,583
Commonwealth Telephone Enterprises *                        356          15,041
CT Communications, Inc.                                     569          10,561
CTC Communications Group, Inc. * (a)                        670           2,050
Fibernet Telecom Group, Inc. * (a)                          237             268
General Communication, Inc. *                             1,424          17,230
Golden Telecom, Inc. *                                      204           2,856
Ibasis, Inc. * (a)                                          282           1,410
IDT Corp. *                                                 756          10,206
Idt Corp., Class B *                                        756           8,316
Illuminet Holdings, Inc. *                                  730          22,958
Impsat Corp. *                                              281             562
InterDigital Communication Corp. * (a)                    1,741          23,068
ITC DeltaCom, Inc. *                                      1,722           6,888
Latitude Communications, Inc. *                             325             650
Leap Wireless International, Inc. * (a)                     919          27,846
MCK Communications, Inc. *                                  222             488
Metricom, Inc. * (a)                                      1,018           1,761
Mpower Communications Corp. * (a)                         1,652           1,569
MRV Communications, Inc. *                                2,022          18,906
Net2Phone, Inc. * (a)                                       505           3,030
Network Equipment Technologies                            1,112           3,558
Ntelos, Inc. *                                              297           8,928
Nucentrix Broadband Networks * (a)                          565           4,379
P-Com, Inc. *                                             1,689             929
Pac-West Telecomm, Inc. *                                   422             819
Plantronics, Inc. * (a)                                   1,576          36,484
Price Communications Corp. *                              1,430          28,872
SBA Communications Corp. *                                  870          21,532
Symmetricom, Inc. *                                         773          11,317
Tut Systems, Inc. * (a)                                     986           1,637
US LEC Corp., Class A * (a)                                 412           1,112
Vertel Corp. *                                              638             785
Weblink Wireless, Inc. * (a)                              1,076              32
Westell Technologies, Inc., Class A * (a)                 1,214           1,821
                                                                       --------
                                                                        309,415

TELEPHONE - 0.11%
Centennial Communications Corp., Class A *                  317           4,181
Hickory Tech Corp.                                          498           7,968


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                            ------         -----
TELEPHONE - CONTINUED
Intermedia Communications, Inc. * (a)                       1,657        $    24,689
North Pittsburgh Systems, Inc.                                684             10,937
Primus Telecommunication Group, Inc. * (a)                    646                530
Rural Cellular Corp., Class A *                               317             14,360
Talk America Holdings Inc. * (a)                            2,580              2,425
Viatel, Inc. * (a)                                          1,080                 76
                                                                         -----------
                                                                              65,166

TIRES & RUBBER - 0.14%
Bandag, Inc.                                                  379             10,347
Carlisle Companies, Inc.                                      968             33,754
Cooper Tire & Rubber Company                                2,047             29,067
Myers Indiana, Inc.                                           382              5,768
                                                                         -----------
                                                                              78,936

TOBACCO - 0.11%
Schweitzer Mauduit
  International, Inc.                                         507             11,965
Universal Corp.                                               880             34,901
Vector Group, Ltd. (a)                                        477             15,240
                                                                         -----------
                                                                              62,106

TOYS, AMUSEMENTS & SPORTING GOODS - 0.04%
Jakks Pacific, Inc. * (a)                                     710             13,277
Russ Berrie & Company, Inc. (a)                               355             10,437
                                                                         -----------
                                                                              23,714

TRANSPORTATION - 0.11%
Alexander & Baldwin, Inc.                                   1,318             33,939
M.S. Carriers, Inc. *                                         207              6,357
Overseas Shipholding Group, Inc.                              832             25,409
                                                                         -----------
                                                                              65,705

TRAVEL SERVICES - 0.06%
Hotel Reservations Network, Inc., Class A * (a)               222             10,330
Pegasus Systems, Inc. *                                       821              9,482
Travelocity.com, Inc. * (a)                                   508             15,596
                                                                         -----------
                                                                              35,408

TRUCKING & FREIGHT - 0.64%
Airborne, Inc. (a)                                          1,576             18,266
Arkansas Best Corp. * (a)                                     520             11,986
Arnold Industries, Inc.                                       699             13,533
CNF Transportation, Inc.                                    1,552             43,844
EGL, Inc. * (a)                                               908             15,854
Expedia, Inc., Class A * (a)                                  332             15,471
Forward Air Corp. *                                           453             13,567
Kirby Corp. *                                                 801             19,745
Knight Transportation, Inc. * (a)                             304              6,247
Landstar Systems, Inc. *                                      277             18,842
Midwest Express Holdings, Inc. *                              482              8,363
Pittston Brinks Group                                       1,673             37,291
Roadway Express, Inc.                                         426             10,126
Ryder Systems, Inc.                                         1,910             37,436
Swift Transportation, Inc. * (a)                            1,401             26,983
U.S. Freightways Corp.                                        851             25,104
United Parcel Service, Inc., Class B (a)                       94              5,433
Werner Enterprises, Inc.                                      919             22,286
Yellow Corp. *                                                781             14,823
                                                                         -----------
                                                                             365,200

TOTAL COMMON STOCKS
(Cost: $25,916,734)                                                      $29,125,256
                                                                         ===========

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     ------          -----

SHORT TERM INVESTMENTS -  34.10%
Navigator Securities Lending Trust,
  4.19%                                           $7,763,902     $7,763,902
Federal Home Loan Bank Discount
  Note, 3.87% due 07/13/2001                       5,000,000      4,992,700
Federal National Mortgage
    Association Discount Notes,
    4.85% due 08/02/2001                           5,000,000      4,978,444
United States Treasury Bills,
    3.38% due 08/02/2001 - 09/27/2001****          1,800,000      1,793,223
                                                                -----------
                                                                $19,528,269

REPURCHASE AGREEMENTS - 15.03%
Repurchase Agreement with State
   Street Corp., dated 06/29/2001 at
   3.90%, to be repurchased at
   $8,608,797 on 07/02/2001,
   collateralized by $6,930,000 U.S.
   Treasury Bonds, 8.125% due                     $8,606,000     $8,606,000
   05/15/2021 (valued at $8,783,775,                             ----------
   including interest).


TOTAL INVESTMENTS   (Small Cap Index
Trust)  (Cost: $54,051,003)                                     $57,259,525
                                                                ===========

INTERNATIONAL INDEX TRUST

                                              SHARES          VALUE
                                              ------          -----
COMMON STOCKS - 81.56%
AUSTRALIA - 2.49%
Amcor, Ltd. (a)                               3,538        $ 11,946
AMP Diversified Property Trust                2,541           3,155
AMP, Ltd.                                     7,128          79,959
Aristocrat Leisure, Ltd.                      2,388           8,587
Austrailia Gas & Light Company, Ltd.          2,011           8,698
BHP, Ltd. (a)                                22,410         118,760
Boral, Ltd. *                                 3,206           4,705
Brambles Industries, Ltd.                     1,657          40,567
Coca-Cola Amatil, Ltd.                        5,903          14,452
Cochlear, Ltd.                                  294           5,848
Coles Myer, Ltd.                              6,604          21,288
Commonwealth Bank of Australia                7,739         134,799
Computershare, Ltd.                           3,053           9,577
CSL, Ltd.                                       845          20,558
CSR, Ltd.                                     5,476          19,831
David Jones, Ltd.                             2,251           1,286
Erg Limited                                   3,508           2,577
F.H. Faulding & Company, Ltd.                   921           6,034
Fosters Brewing Group                        14,247          39,821
Futuris Corp., Ltd. (a)                       3,420           4,675
Gandel Retail Trust                           7,126           4,042
General Property Trust                       16,890          23,949
Goodman Fielder, Ltd.                         7,242           4,336
Howard Smith, Ltd.                            1,115           7,717
Iluka Resources                               1,222           3,073
James Hardie Industries, Ltd.                 2,344           6,339
Leighton Holdings                             1,493           6,359


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES          VALUE
                                                           ------          -----
AUSTRALIA - CONTINUED
Lend Lease Corp.                                             2,406        $   15,401
M.I.M Holdings, Ltd.                                         9,811             6,005
Mayne Nickless, Ltd. (a)                                     2,246             7,389
Mirvac Group                                                 3,427             6,502
National Australia Bank, Ltd. (a)                            9,202           164,516
Newcrest Mining *                                            1,366             3,128
News Corp., Ltd.                                            12,568           115,507
Normandy Mining, Ltd.                                        9,968             6,304
OneSteel, Ltd. *                                             2,567             1,205
Orica, Ltd.                                                  1,562             3,548
Pacific Dunlop, Ltd.                                         5,242             2,246
PaperlinkX, Ltd.                                             1,451             3,005
QBE Insurance Group, Ltd. (a)                                2,421            14,583
Rio Tinto, Ltd.-AUD                                          2,236            38,936
Santos, Ltd.                                                 3,455            11,437
Sons Of Gwalia, Ltd.                                           670             3,100
Southcorp, Ltd.                                              3,673            14,253
Stockland Trust Group (a)                                    4,042             8,294
Suncorp-Metway, Ltd. (a)                                     1,817            13,905
TABCORP Holdings, Ltd.                                       2,100            10,175
Telstra Corp.                                               46,375           127,256
Transurban Group                                             2,877             6,603
Wesfarmers, Ltd. (a)                                         2,386            32,992
Westfield Trust                                             16,234            27,805
Westpac Banking Corp., Ltd.                                  9,808            72,327
WMC, Ltd.                                                    6,200            30,295
Woolworths, Ltd.                                             6,044            33,910
                                                                          ----------
                                                                           1,393,565

AUSTRIA - 0.16%
Austria Tabakwerke AG                                          124             8,669
Austrian Airlines                                              192             1,855
Axis Vermoegensverwal Tungs *                                   14                 0
BBAG Oest Brau Beteiligungs                                     42             1,538
Best Water Technology AG                                        93             2,640
Bohler Uddeholm AG                                              52             1,939
Erste Bank AG                                                  150             7,480
Flughafen Wien AG                                              119             3,857
Generali Holding Vien                                           43             5,539
Lenzing AG                                                      17             1,188
Mayr Melnhof Karto                                              68             3,013
Oesterreichische Elektrizitaets AG - Class A                   174            14,451
OMV AG                                                         253            21,226
RHI AG                                                          94             1,832
Telekom Austria AG * (a)                                     1,150             7,066
VA Technologie AG                                               71             2,289
Wienerberger Baustoffindustrie AG                              392             6,644
                                                                          ----------
                                                                              91,226

BELGIUM - 0.79%
Agfa Gevaert NV                                                791            11,396
Barco NV                                                        70             3,147
Bekaert SA                                                     127             4,518
Colruyt SA                                                     221             7,473
Compagnie Maritime Belge SA                                     42             2,600
Delhaize-Le Lion SA                                            465            27,525
Electrabel SA                                                  308            60,869
Fortis B                                                     4,523           109,241
Glaverbel SA                                                    40             3,022
Goupe Bruxelles Lam (a)                                        690            38,710
Interbrew                                                    1,000            26,779
KBC Bancassurance Holding NV                                 1,939            69,015
SA D'Ieteren Trading                                            31             4,873

                                                SHARES          VALUE
                                                ------          -----
BELGIUM - CONTINUED
Solvay SA                                         476        $ 23,598
UCB SA                                          1,145          39,832
Union Miniere SA (a)                              145           5,763
                                                             --------
                                                             438,361

DENMARK - 0.76%
AS Dampskibsselskabet Svendborg                     4          35,966
AS Det Ostasiatiske Kompagni *                    100           2,310
Bang & Olufsen AS - B Series                      100           2,310
Carlsberg AS-A Shares                             200           7,284
Carlsberg AS-B Shares (a)                         200           8,377
D/S 1912                                            6          41,657
Danisco AS                                        300          10,995
Danske Bank                                     4,300          77,328
FLS Industries                                    300           3,210
Group 4 Falck AS                                  100          11,439
ISS International *                               200          11,723
Navision Software *                               200           4,280
NKT Holding                                       400           5,463
Novo Nordisk AS                                 2,200          97,405
Novozymes AS B Shs                                426           8,897
SAS Danmark AS                                    300           2,783
Tele Danmark AS                                 1,400          50,512
Topdanmark AS *                                   200           5,293
Vestas Wind Systems                               600          27,999
William Demant Holdings *                         400          11,154
                                                             --------
                                                              426,385

FINLAND - 1.48%
Amer Group, Ltd.                                  100           2,288
Asko Oyj                                          200           2,915
Finnlines Oyj                                     100           1,781
Fortum Corp.                                    1,400           5,932
Instrumentarium Corp.                             100           2,829
Kemira Oy                                         700           3,559
Kesko Oyj                                         500           3,581
Kone Corp.                                        200          13,559
Metra Oyi - A Shares                              100           1,992
Metra Oyj - B Shares (a)                          200           4,025
Nokia AB Oyj                                   28,400         644,289
Orion, Series B                                   400           6,373
Outokumpu Oyj                                     700           5,665
Oyj Hartwall ABP                                  400           6,430
Pohjola Insurance Group, Series B (a)             200           3,890
Pohjola Yhtyma Oyj                                100           1,865
Raison Yhtyma Oyj                                 900           1,075
Rautaruukki Oy (a)                                800           2,739
Sampo Oyj-A Shares                              2,000          17,034
Sonera Oyi                                      4,200          32,781
Stockmann AB- A Shares                            100             852
Stockmann AB-B Shares                             100             858
Stonesoft Oyj * (a)                               300             674
Tieto Corp.                                       500          11,144
UPM-Kymmene Oyj                                 1,500          42,445
Valmet Rauma                                      800           8,881
                                                             --------
                                                              829,456

FRANCE - 9.03%
Accor SA (a)                                    1,331          56,229
Alcatel Optronics                                  93           1,131
Alcatel SA                                      7,343         153,704
Aventis SA                                      4,750         379,594
Axa                                             9,676         275,928
BNP Paribas SA (a)                              2,719         236,873


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                      ------          -----
FRANCE - CONTINUED
Bouygues SA (a)                                        2,117        $   71,619
Cap Gemini SA (a)                                        779            56,774
Carrefour                                              4,226           223,833
Casino Guich Perrachon SA (a)                            632            53,371
Club Mediterranee SA                                     101             5,576
Coflexip SA (a)                                          105            13,614
Compagnie de Staint-Gobain (a)                           547            74,401
CSF Thomson (a)                                          947            34,324
Dassault Systemes SA (a)                                 639            24,650
Eridania Beghin-Say SA (a)                               147            12,084
Essilor International SA                                  60            17,186
France Telecom, ADS (a)                                6,192           295,429
Gecina (a)                                               108             8,956
Groupe Danone (a)                                        916           125,832
Imerys                                                    91             9,023
L'Air Liquide SA *                                       516            74,207
L'Oreal SA (a)                                         4,086           264,029
Lafarge SA                                               494            42,283
Lafarge SA (a)                                           302            25,849
Lagardere S.C.A                                          773            36,422
LVMH Moet Hennessy (a)                                 2,927           147,589
Michelin (CGDE)-B                                        761            24,100
Pechiney SA                                              460            23,390
Pernod-Ricard SA                                         319            22,384
Peugeot SA                                               289            78,544
Pinault-Printemps-Redoute (a)                            723           104,773
Publicis Groupe SA (a)                                   774            18,760
Sagem SA (a)                                             214            10,519
Sanofi Synthelabo                                      4,403           289,177
Schneider Electric SA (a)                              1,028            56,888
SEB SA                                                    14               659
SEB SA *                                                  73             3,434
Simco (a)                                                153             9,906
Societe BIC SA (a)                                       312            11,369
Societe Eurafrance SA                                    224            13,003
Societe Generale (a)                                   2,566           152,110
Societe Generale d'Enterprises SA                        416            26,529
Sodexho Alliance (a)                                     713            33,323
Sodexho Alliance SA                                      600               488
STMicroelectronics NV (a)                              5,322           184,915
Suez SA (a)                                            5,625           181,142
Technip SA                                                90            12,630
TotalFinaElf SA, B Shares                              4,458           624,870
Unibail SA                                               273            14,830
Usinor SA (a)                                          1,373            14,416
Valeo (a)                                                468            18,914
Vivendi Universal SA                                   6,631           386,898
Zodiac SA                                                 29             7,048
                                                                    ----------
                                                                     5,045,529

GERMANY - 6.60%
Adidas-Salomon AG (a)                                    300            18,396
Allianz AG Holding (a)                                 1,500           438,237
BASF AG                                                3,700           146,117
Bayer AG                                               4,300           168,901
Bayerische Hypo-Und Vereinsbank AG                     3,148           155,798
Beiersdorf AG                                            500            52,330
Bilfinger& Berger Bauaktiengesellschaft AG               200             3,559
Buderus AG                                               400             9,152
Continental AG                                           700             9,598
D Logistics *                                            100             1,186
DaimlerChrysler AG (a)                                 6,000           275,845

                                              SHARES          VALUE
                                              ------          -----
GERMANY - CONTINUED
Deutsche Bank AG                               3,700        $ 265,394
Deutsche Lufthansa AG (a)                      2,200           34,696
Deutsche Telekom AG                           18,300          417,484
Douglas Holding AG (a)                           200            5,400
Dresdner Bank AG (a)                           3,200          146,304
Dyckerhoff AG                                    200            3,714
EM TV & Merchandising AG * (a)                   800            1,525
Epcos AG                                         400           21,800
FAG Kugelfischer                                 300            1,907
Fresenius Medical                                600           42,152
Gehe AG                                          400           15,559
Heidelberg Zement                                400           17,203
Hochtief AG                                      400            6,763
Kamps AG                                         500            4,551
Karstadt Quelle AG (a)                           700           20,745
Linde AG (a)                                     700           29,762
MAN AG                                           600           12,864
Man AG - Non Voting Preferred (a)                200            3,424
Merck & Company, Inc.                          1,000           34,771
Metro AG (a)                                   2,000           74,779
Preussag AG                                    1,100           33,373
ProSieben Sat.1 Media AG                         850           12,332
RWE AG (a)                                     3,300          131,384
RWE AG-Non Voting Preferred                      200            6,186
SAP AG                                         1,900          263,920
Schering AG (a)                                1,300           68,304
SGL Carbon AG *                                  100            3,492
Siemens AG                                     5,250          322,561
Thyssen Krupp AG (a)                           3,500           45,974
VEBA AG                                        4,600          241,459
Volkswagen AG (a)                              2,000           94,067
WCM Beteilgungs & Grundbesi * (a)              2,400           25,729
                                                            ---------
                                                            3,688,697

GREECE - 0.27%
Alpha Bank                                       800           16,841
Bank Of Piraeus                                  800            8,664
Coca Cola Hell Bot                               700            8,068
Commercial Bank of Greece                        400           14,393
EFG Eurobank Ergas                               800           10,169
Hellenic Petroleum                             1,200            6,569
Intracom                                         500            7,280
National Bank Of Greece                        1,100           32,291
Ote Hellenic Telecom                           1,400           18,390
Panafon Hellenic Telecom S.A                   1,500            8,136
Titan Cement Company                             300            9,813
Viohalco                                       1,000            9,322
                                                            ---------
                                                              149,936

HONG KONG - 1.71%
ASM Pacific Technology, Ltd.                   2,000            3,603
Bank of East Asia                              8,000           18,565
Cathay Pacific Airways                        19,000           25,578
CLP Holdings, Ltd.                            14,400           60,555
Esprit Holdings, Ltd.                          6,000            6,577
Giordano International, Ltd.                   8,000            4,205
Hang Lung Development Company                  7,000            6,821
Hang Seng Bank, Ltd.                          11,800          121,029
Henderson Land Development                     8,000           35,385
Hong Kong & China Gas Company, Ltd.           31,900           40,285
Hong Kong & Shang Hot                          6,500            3,000
Hopewell Holdings (a)                          5,000            3,141
Hutchison Whampoa, Ltd.                       25,800          260,487


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               SHARES          VALUE
                                               ------          -----
HONG KONG - CONTINUED
Hysan Development Company,  Ltd.                 6,000        $  7,654
Johnson Electronic Holdings                     20,500          27,991
Li & Fung, Ltd.                                 16,000          26,257
New World Development Company                   12,000          14,616
Oriental Press Group                            14,000           2,064
Pacific Century *                               81,920          23,369
QPL International Holdings,  Ltd. *              3,000           1,163
Shangri La Asia, Ltd.                           12,000          10,616
Sino Land Company                               22,000           9,167
South China Morning Post, Ltd.                  10,000           6,603
Sun Hung Kai Properties, Ltd.                   15,000         135,100
Swire Pacific, Ltd.                             10,500          54,386
Television Broadcast, Ltd.                       4,000          16,821
Vatitronix International, Ltd.                   2,000           1,282
Wharf Holdings                                  14,000          29,167
                                                              --------
                                                               955,487

IRELAND - 0.61%
Allied Irish Banks                                 300           3,356
Allied Irish Banks - GBP                         4,700          54,169
CRH PLC                                          3,353          57,114
CRH PLC                                            107           1,795
DCC PLC                                            400           3,704
DCC PLC                                            100             932
Eircom PLC                                      11,400          12,511
Eircom PLC                                       1,100           1,212
Elan Corp. *                                     1,869         115,402
Elan Corp. *                                       100           6,186
Greencore Group                                  1,100           2,377
Independent News & Media                         2,400           4,867
Independent News & Media PLC                       520           1,036
Iona Technologies *                                100           3,856
Irish Life & Permanent PLC                         200           2,339
Irish Life & Permanent PLC - GBP                 1,400          14,570
Jurys Doyle Hotel                                1,173           8,755
Kerry Group                                        200           2,288
Kerry Group PLC                                    800           9,232
Ryanair Holdings PLC *                             700           7,267
Ryaniar Holdings *                               1,300          13,535
Smurfit Jefferson                                2,700           5,079
Smurfit Jefferson                                3,400           6,281
Waterford Wedgewood                                700             641
Waterford Wedgewood PLC                          3,500           3,204
                                                              --------
                                                               341,708

ITALY - 3.63%
Alitalia Linee * (a)                             9,000          10,983
Arnoldo Mondadori Editore SPA                    1,400           9,978
Assicurazioni Generali SPA (a)                   7,550         227,138
Autogrill SPA (a)                                1,500          16,182
Autostrade SPA (a)                               8,000          52,000
Banca Di Roma (a)                                7,500          22,881
Banca Intesa SPA                                35,250         124,569
Banca Intesa SPA - Non convertible (a)           4,500          10,297
Banca Popolare di Milano (a)                     1,500           5,911
Benetton Group SPA (a)                           1,000          13,424
Bipop-Carire SPA (a)                            11,000          41,389
Bulgari SPA (a)                                  1,750          18,345
Cementir SPA                                     1,300           3,569
Enel SPA (a)                                    44,000         134,609
Eni SA (a)                                      23,850         291,048
Fiat SPA (a)                                     2,100          41,110
Fiat SPA (a)                                       500           5,966


                                                     SHARES          VALUE
                                                     ------          -----
ITALY - CONTINUED
Fiat SPA (a)                                            600        $    7,790
Gruppo Editoriale L'Espresso SPA (a)                  1,900             7,181
Impregilo SPA *                                       5,000             2,746
Italcementi SPA                                       1,000             7,830
Italcementi SPA-RNC                                     500             1,788
Italgas SPA (a)                                       2,000            17,542
La Rinascente SPA (a)                                 1,500             6,483
La Rinascente SPA-RNC                                   500             1,653
Mediaset SPA (a)                                      7,700            64,862
Mediobanca SPA (a)                                    4,350            46,522
Parmalat Finanz (a)                                   3,900            10,411
Pirelli SPA (a)                                      11,000            30,669
RAS SPA (a)                                           4,200            51,681
San Paolo IMI SPA (a)                                 8,700           111,624
Snia SPA (a)                                          3,000             5,441
Societa Assicuratrice Industriale (a)                   375             5,736
Societa Assicuratrice Industriale-RNC (a)               250             2,061
Telecom Italia Mobile SPA (a)                        44,000           224,473
Telecom Italia Mobile SPA-RNC                         7,500            23,835
Telecom Italia SPA (a)                               22,350           200,769
Telecom Italia SPA-RNC                                5,000            23,898
Tiscali SPA *                                         1,535            12,995
UniCredito Italiano SPA (a)                          30,000           128,897
                                                                   ----------
                                                                    2,026,286

JAPAN - 20.04%
Acom Company                                            900            79,456
Advantest Corp.                                         600            51,431
Ajinomoto Company, Inc.                               4,000            42,916
Alps Electric Company                                 1,000             9,318
Amada Company, Ltd.                                   2,000            10,119
Amano Corp.                                           1,000             7,505
Aoyama Trading Company                                  400             5,376
Asahi Bank                                           16,000            34,640
Asahi Breweries, Ltd. (a)                             3,000            33,654
Asahi Glass Company                                   7,000            58,151
Asahi Kasei Corp.                                    10,000            42,018
ASATSU-DK, Inc.                                         300             6,086
Ashikaga Bank, Ltd. *                                 4,000             6,094
Autobacs Seven Company                                  200             5,533
Bank of Yokohama, Ltd.                                6,000            24,441
Benesse Corp.                                           600            18,812
Bridgestone Corp.                                     5,000            52,321
Canon, Inc.                                           5,000           202,069
Casio Computer Company                                2,000            11,627
Central Japan Railway Company                            14            87,002
Chichibu Onoda Cement                                 5,000            10,585
Chugai Pharmaceutical Company                         2,000            30,423
Chuo Trust & Banking (a)                              5,000             8,861
Citizen Watch Company                                 2,000            12,188
Cosmo Oil Company                                     4,000             9,943
Credit Saison Company, Ltd. (a)                       1,000            24,296
CSK Corp.                                               400            12,445
Dai Nippon Printing Company, Ltd.                     5,000            61,022
Daicel Chemical Industries, Ltd.                      2,000             6,992
Daiei, Inc. * (a)                                     4,000             7,602
Daifuku Company                                       1,000             4,956
Daiichi Pharmaceutical Company                        2,000            46,267
Daikin Industries, Ltd.                               1,000            18,523
Daikyo, Inc. *                                        1,000             1,395
Daimaru, Inc.                                         2,000             8,387
Dainippon Ink & Chemicals, Inc.                       4,000            11,226


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   SHARES          VALUE
                                                   ------          -----
JAPAN - CONTINUED
Dainippon Screen Company, Ltd.                     1,000        $  4,170
Daito Trust Construction Company                     800          13,567
Daiwa Bank (a)                                    12,000          15,588
Daiwa House Industry Company, Ltd.                 3,000          23,527
Daiwa Kosho Lease                                  1,000           2,726
Daiwa Securities Group, Inc.                       8,000          83,714
Denki Kagaku Kogyo Kabushiki Kaisha                3,000          10,176
Denso Corp.                                        5,000          95,421
East Japan Railway                                    25         144,335
Ebara Corp.                                        2,000          16,534
Eisai Company                                      2,000          44,824
Fanuc, Ltd.                                        1,400          69,714
Fuji Machine Manufacturers                           300           5,497
Fuji Photo Film Company                            3,000         129,420
Fuji S Ware ABC                                      200          11,755
Fuji Television Network, Inc.                          3          17,248
Fujikura, Ltd.                                     2,000          12,188
Fujitsu, Ltd.                                     12,000         126,052
Furukawa Electric Company, Ltd.                    4,000          31,914
Gunma Bank                                         3,000          14,313
Gunze, Ltd.                                        1,000           4,017
Hankyu Department Stores                           1,000           5,950
Haseko Corp. *                                     6,000           2,069
Hirose Electric Company, Ltd.                        300          22,853
Hitachi Zosen Corp. *                              6,000           5,677
Hitachi, Ltd.                                     20,000         196,456
Hokuriku Bank *                                    4,000           7,345
Honda Motor Company                                6,000         263,652
House Food Corp.                                   1,000          10,945
Hoya Corp.                                           700          44,343
Inax Corp.                                         2,000          13,744
Isetan Company, Ltd.                               2,000          21,169
Ishihara Sangyo *                                  2,000           4,490
Ishikawajima Har                                   7,000          17,288
Ito-Yokado Company, Ltd.                           2,000          92,214
Itochu Corp.                                       8,000          32,523
Japan Air Lines Company (a)                       10,000          32,155
Japan Energy Corp.                                 6,000          12,701
Japan Steel Works                                  2,000           2,887
Japan Tobacco, Inc.                                   12          82,752
JGC Corp.                                          2,000          16,679
Jusco Company                                      2,000          44,102
Kadokawa Shoten Publishing Company, Ltd.             100           1,700
Kajima Corp.                                       5,000          12,750
Kaken Pharmaceutical Company, Ltd.                 1,000           8,524
Kamigumi Company                                   2,000           9,783
Kanebo *                                           3,000           7,842
Kaneka Corp.                                       2,000          18,106
Kansai Electric Power Company                      6,100         103,452
Kao Corp.                                          3,000          74,573
Katokichi Company                                    300           7,096
Kawasaki Heavy Industries *                        8,000          13,215
Kawasaki Kisen                                     3,000           5,701
Kawasaki Steel Corp. (a)                          18,000          21,362
Keihin Electric Express Railway
   Company, Ltd. (a)                               3,000          13,014
Kikkoman Corp.                                     1,000           6,655
Kinden Corp.                                       2,000          12,429
Kinki Nippon Railway                               9,270          37,166
Kirin Brewery Company, Ltd.                        6,000          51,046
Kokuyo Company                                     1,000          10,504


                                                      SHARES          VALUE
                                                      ------          -----
JAPAN - CONTINUED
Komatsu                                                7,000        $ 32,107
Komori Corp.                                           1,000          13,632
Konami Company                                           800          36,501
Konica Corp.                                           2,000          14,690
Koyo Seiko Company                                     1,000           5,076
Kubota Corp.                                           8,000          31,818
Kuraray Company                                        3,000          22,324
Kureha Chemical Company                                1,000           3,256
Kurita Water Industries                                1,000          13,760
Kyocera Corp.                                          1,200         105,846
Kyowa Exeo Corp.                                       1,000           8,155
Kyowa Hakko Kogyo                                      3,000          19,966
Maeda Road Construction Company                        1,000           4,009
Makino Milling                                         1,000           4,258
Makita Corp.                                           1,000           6,303
Marubeni Corp. *                                       8,000          15,396
Marui Company, Ltd.                                    2,000          28,867
Matsushita Electric Industrial Company, Ltd.          13,000         203,480
Meiji Milk Product                                     2,000           7,938
Meiji Seika Kaisha, Ltd.                               2,000          10,649
Meitec Corp.                                             200           6,688
Minebea Company                                        3,000          19,750
Mitsubishi Chemical Corp.                             15,000          40,173
Mitsubishi Corp.                                       9,000          72,528
Mitsubishi Electric Corp.                             14,000          69,377
Mitsubishi Estate Company, Ltd.                        8,000          73,579
Mitsubishi Gas Chemical Company, Inc.                  3,000          12,052
Mitsubishi Heavy Industries, Ltd.                     21,000          95,814
Mitsubishi Logistc Corp.                               1,000           9,109
Mitsubishi Materials Corp.                             6,000          12,846
Mitsubishi Paper Company                               2,000           3,464
Mitsubishi Rayon Company, Ltd.                         4,000          14,209
Mitsubishi Tokyo Finance                                  34         283,538
Mitsui & Company, Ltd.                                 9,000          60,548
Mitsui Energy & Shipping *                             5,000           7,738
Mitsui Fudosan Company                                 5,000          53,885
Mitsui Marine & Fire Insurance
   Company, Ltd.                                       4,000          20,464
Mitsui Mining & Smelting Company,
   Ltd. (a)                                            3,000          13,255
Mitsukoshi, Ltd. (a)                                   3,000          12,437
Mizuho Holdings                                           55         255,793
Mori Seiki Company                                     1,000           8,179
Murata Manufacturing Company, Ltd.                     1,500          99,711
Mycal Corp. * (a)                                      2,000           2,181
Namco, Ltd.                                              300           5,389
NEC Corp.                                             10,000         135,113
NGK Insulators, Ltd.                                   2,000          17,561
NGK Spark Plug Company (a)                             2,000          18,764
Nichiei Company (a)                                      400           3,496
Nichirei Corp.                                         2,000           7,650
Nidec Corp.                                              400          20,816
Nikon Corp.                                            2,000          18,988
Nintendo Company                                         900         163,820
Nippon Comsys Corp.                                    1,000          13,551
Nippon Express Company                                 6,000          27,087
Nippon Light Metal *                                   3,000           3,464
Nippon Meat Packer                                     2,000          24,232
Nippon Mitsubishi Oil Corp.                           10,000          56,451
Nippon Sheet Glass                                     3,000          17,465
Nippon Shinpan Company                                 2,000           3,977


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   SHARES          VALUE
                                                   ------          -----
JAPAN - CONTINUED
Nippon Shokubai Company                             1,000        $  4,474
Nippon Steel Corp.                                 44,000          66,683
Nippon Suisan Kaisha, Ltd.                          2,000           3,865
Nippon Telegraph & Telephone Corp.                     78         406,543
Nippon Unipac Holding                                   6          33,678
Nippon Yusen KK                                     7,000          27,728
Nishimatsu Construction Company, Ltd. (a)           2,000           7,730
Nissan Motor Company                               24,000         165,696
Nisshin Flour Mill                                  2,000          14,883
Nisshinbo Ind, Inc.                                 1,000           5,164
Nissin Food Products                                  700          14,594
Nitto Denko Corp.                                   1,000          28,867
NOF Corporation                                     1,000           2,181
Nomura Securities Company, Ltd.                    12,000         229,974
Noritake Company                                    1,000           5,501
NSK, Ltd.                                           3,000          12,966
NTN Corp.                                           3,000           8,323
Obayashi Corp.                                      4,000          15,556
Oji Paper Company (a)                               6,000          29,685
Okuma Corp.                                         1,000           2,582
Okumura Corp.                                       1,000           3,681
Olympus Optical Company                             2,000          32,042
Omron Corp.                                         2,000          36,164
Onward Kashiyama Company, Ltd.                      1,000          10,841
Orient Corp. *                                      2,000           3,721
Oriental Land Company, Ltd.                           600          44,551
Orix Corp.                                            500          48,633
Osaka Gas Company                                  14,000          45,129
OYO Corp. (a)                                         200           2,874
Penta-Ocean Construction Company, Ltd.              2,000           2,742
Pioneer Electronic Corp.                            1,000          30,391
Promise Company, Ltd.                                 800          65,945
Rohm Company                                          700         108,780
Sanden Corp.                                        1,000           4,009
Sankyo Company                                      3,000          54,126
Sanrio Company (a)                                    400           5,260
Sanwa Shutter Corp.                                 1,000           2,799
Sanyo Electric Company                             11,000          69,505
Sapporo Breweries                                   2,000           6,415
Secom Company, Ltd.                                 1,500          83,714
SEGA Enterprises * (a)                                900          15,949
Seino Transportation                                1,000           6,503
Seiyu, Ltd. *                                       2,000           5,950
Sekisui Chemical Company, Ltd.                      3,000          12,413
Sekisui House                                       5,000          42,459
Sharp Corp.                                         7,000          95,421
Shimachu Company, Ltd.                                300           4,441
Shimamura Company                                     200          10,424
Shimano, Inc.                                         800          11,791
Shimizu Corp.                                       4,000          16,326
Shin-Etsu Chemical Company, Ltd.                    2,000          73,450
Shionogi & Company                                  2,000          41,697
Shiseido Company                                    3,000          28,145
Shizuoka Bank                                       5,000          41,937
Sho Bond Corp.                                        200           2,240
Showa Denko KK *                                    6,000           8,564
Showa Shell Sekiyu                                  2,000          11,659
Skylark Company                                     1,000          28,466
SMC Corp.                                             400          42,819
Snow Brand Milk *                                   2,000           6,575
SOFTBANK CORP.                                      2,100          68,872

                                             SHARES          VALUE
                                             ------          -----
JAPAN - CONTINUED
Sony Corp.                                    5,500        $361,639
Sumitomo Bank, Ltd.                          33,000         272,552
Sumitomo Chemical Company, Ltd.              11,000          49,659
Sumitomo Corp.                                7,000          49,002
Sumitomo Electric Industries, Ltd.            5,000          56,692
Sumitomo Forestry                             1,000           6,375
Sumitomo Heavy Industry *                     3,000           4,186
Sumitomo Marine & Fire
  Insurance Company, Ltd.                     4,000          22,356
Sumitomo Metal Industry *                    21,000          12,629
Sumitomo Metal Mining                         3,000          14,025
Sumitomo Osaka Cement Company, Ltd.           2,000           4,170
Taisei Corp.                                  5,000          12,188
Taisho Pharm Company                          2,000          37,607
Taiyo Yuden Company                           1,000          26,622
Takara Shuzo Company (a)                      2,000          26,349
Takashimaya Company                           2,000          13,952
Takeda Chemical Industries, Ltd.              5,000         232,540
Takefuji Corp.                                  900          81,766
Takuma Company                                1,000          10,023
Teijin, Ltd.                                  5,000          28,105
Teikoku Oil Company                           2,000           9,911
Terumo Corp.                                  1,200          22,035
The 77th Bank, Ltd.                           2,000          11,306
The Bank of Fukuoka, Ltd. (a)                 4,000          17,962
The Joyo Bank, Ltd.                           5,000          14,995
Tis, Inc.                                       200           7,778
Tobu Railway Company                          5,000          15,997
Toda Corp.                                    2,000           6,944
Toei Company                                  1,000           3,544
Toho Company                                    100          11,948
Tohoku Electric Power                         2,800          45,690
Tokio Marine & Fire Insurance
  Company                                     9,000          84,075
Tokyo Dome Corp.                              1,000           2,967
Tokyo Electric Power Company                  8,000         207,201
Tokyo Electron, Ltd.                          1,100          66,595
Tokyo Gas Company                            16,000          48,625
Tokyo Style Company, Ltd.                     1,000          11,146
Tokyu Corp.                                   8,000          43,621
Toppan Printing Company                       4,000          41,151
Toray Industries, Inc.                        8,000          31,946
Toshiba Corp.                                20,000         105,685
Tosoh Corp.                                   3,000           8,756
Tostem Corp. (a)                              2,000          32,876
Toto, Ltd. (a)                                2,000          13,936
Toyo Seikan Kaisha                            2,000          28,642
Toyobo Company                                4,000           8,083
Toyota Motor Corp.                           22,200         781,477
Trans Cosmos, Inc.                              100           4,049
Tsubakimoto Chain Company                     1,000           3,232
UBE Industries                                5,000          10,103
UNI Charm Corp.                                 400          12,958
UNY Company, Ltd.                             1,000          10,200
Wacoal Corp.                                  1,000          10,705
World Company (a)                               300           9,622
Yakult Honsha Company                         1,000          10,785
Yamaha Corp.                                  1,000          10,079
Yamanouchi Pharmaceutical
  Company, Ltd.                               2,000          56,130
Yamato Transport Company, Ltd.                2,000          41,937


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
JAPAN - CONTINUED
Yamazaki Baking Company                                   1,000           $7,289
Yokogawa Electric Corp.                                   2,000           17,801
                                                                   -------------
                                                                      11,196,780
NETHERLANDS - 4.68%
ABN AMRO Holdings NV                                      9,051          170,203
Aegon NV                                                  8,153          229,733
Akzo Nobel NV, ADS                                        1,615           68,431
ASML Holding NV*                                          2,755           61,847
Buhrmann NV                                               1,143           10,790
Elsevier NV                                               4,910           61,166
Getronics NV                                              1,907            7,919
Hagemeyer NV                                                605           11,664
Heineken NV                                               2,213           89,326
IHC Caland NV                                               159            8,017
ING Groep NV                                              5,929          387,894
KLM NV                                                      261            4,601
Koninklijke Ahold NV                                      4,919          154,238
Koninklijke Vopak NV                                        296            6,083
KPN NV (a)                                                7,657           43,476
Oce-Van Der Grinten                                         489            5,139
Philips Electronics NV                                    7,701          204,336
Qiagen NV *                                               1,000           22,034
Royal Dutch Petroleum Company (a)                        12,875          741,724
Royal Vendex KBB NV                                         520            6,610
TNT Post Group NV                                         2,697           56,339
Unilever NV-CVA                                           3,432          205,918
Vedior NV                                                   594            5,386
Wolters Kluwer                                            1,936           52,091
                                                                   -------------
                                                                       2,614,965
NEW ZEALAND - 0.08%
Auckland International Airport, Ltd.                      2,371            3,648
Carter Holt Harvey (a)                                    9,831            6,767
Contact Energy                                            3,264            3,965
Fisher & Paykel (a)                                         665            3,177
Fletcher Building *                                       1,962            1,883
Fletcher Challenge Forests *                              4,836              587
Telecom Corp. of New Zealand, Ltd.                        9,935           22,648
The Warehouse Group, Ltd. (a)                             1,694            3,738
                                                                   -------------
                                                                          46,413
NORWAY - 0.40%
Bergesen d.y. ASA-A Shares (a)                              400            7,289
Den Norske Bank ASA                                       4,400           19,100
Elkem AS                                                    300            4,968
Frontline, Ltd.                                             400            6,860
Kvaerner ASA, Series A * (a)                                600            4,212
Merkantildata ASA *                                       1,000            1,661
Nera ASA                                                    700            2,116
Norsk Hydro AS                                            1,700           72,066
Norske Skogindustrier ASA                                 1,000           15,167
Opticom ASA *                                               100            6,367
Orkla SA                                                  1,200           21,737
Petroleum Geo-Services ASA *                                600            6,077
SAS Norge ASA                                               300            2,749
Schibsted ASA                                               400            3,966
Smedvig                                                     200            1,608
Smedvig, Series A                                           300            2,733
Storebrand ASA                                            1,600           11,404
Tandberg ASA *                                              300            3,810
Telenor AS                                                3,100           12,792
Tomra Systems ASA                                         1,000           15,435
                                                                   -------------
                                                                         222,117
PORTUGAL - 0.37%
Banco Comercial Portugues SA                             12,815           47,784
Banco Espirito Santo SA                                   1,130           15,466
BPI-SGPS SA                                               3,644            8,461
Brisa Auto Estrada                                        1,693           14,347
Cimpor-Cimentos de Portugual SA                             759           14,730
Elec De Portugal                                         17,319           41,389
Jeronimo Martins SGPS *                                     541            3,484
Portucel Industria Empresa SA                             2,447            1,970
Portugal Telecom                                          6,788           47,401
Portugal Telecom, SGPS, SA *                              6,788              920
Sonae, S.G.P.S. SA                                       17,668           12,877
                                                                   -------------
                                                                         208,829
SINGAPORE - 0.75%
Brierley Investments, Ltd. *                              7,739            2,068
CapitaLand, Ltd. *                                       11,000           15,093
Chartered Semiconductor
   Manufacturing, Ltd. * (a)                              9,000           22,525
City Developments, Ltd.                                   5,000           19,347
Comfort Group, Ltd.                                       5,500            1,872
Creative Technology, Ltd.                                   450            3,779
Cycle & Carriage, Ltd.                                    1,000            1,756
DBS Group Holdings, Ltd. (a)                              8,000           58,836
First Capital Corp.                                       2,000            1,614
Fraser & Neave, Ltd.                                      2,000            8,727
Haw Par Corp., Ltd.                                       1,000            2,382
Hotel Properties, Ltd.                                    3,000            2,355
Keppel Corp.                                              4,000            7,947
Neptune Orient Lines *                                    7,000            5,379
Omni Industries (a)                                       2,000            4,435
Overeas Union Enterprises, Ltd. (a)                       1,000            4,528
Overseas-Chinese Banking Corp., Ltd. (a)                  9,000           58,782
Parkway Holdings, Ltd.                                    6,000            3,096
Sembcorp Industries, Ltd. (a)                             9,000            7,953
Singapore Airlines, Ltd.                                  7,000           48,408
Singapore Computer Systems, Ltd.                          1,000              982
Singapore Press Holdings, Ltd.                            2,000           21,954
Singapore Technologies Engineering,
   Ltd.                                                  16,000           22,656
Singapore Telecommunications, Ltd. (a)                   35,000           36,498
Straits Trading Company                                   2,000            1,932
United Industrial Corp., Ltd.                             8,000            3,732
United Overseas Bank (a)                                  6,000           37,870
United Overseas Land, Ltd.                                3,000            3,079
Venture Manufacturing, Ltd. (a)                           1,000            6,641
Wing Tai Holdings                                         4,000            1,943
                                                                   -------------
                                                                         418,169
SPAIN - 2.51%
Acerinox SA                                                 335            9,312
ACS, Actividades de Construccion y
   Servicios SA (a)                                         362           10,044
Aguas De Barcelona                                          790           10,893
Altadis SA *                                              1,725           24,618
Autopistas Concesionaria Espanola SA (a)                  2,542           23,136
Azucarera Ebro Agricolas SA *                               580            6,518
Banco Bilbao Vizcaya SA                                  19,305          249,981
Banco Santander Central, Hispano, SA                     27,222          246,841
Corporation Mapfre SA                                       342            7,156
Cortefiel SA                                                223            3,137

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
SPAIN - CONTINUED
Endesa SA (a)                                             5,979          $95,460
Fabrica Espanola Productos Quimicos y
   Farmaceuticos, S.A. (a)                                  188            2,232
Fomento de Construcciones SA                                678           12,928
Gas Natural SDG SA                                        3,124           50,566
Grupo Dragados SA                                           973           12,245
Grupo Empresarial Ence SA (a)                               145            1,930
Iberdrola SA (a)                                          5,806           74,542
Inmobiliaria Urbis SA                                       576            2,182
Metrovacesa SA                                              336            4,784
Portland Valderrivas SA                                     124            2,701
Prosegur Seguridad                                          339            4,381
Repsol-YPF, SA (a)                                        7,405          122,370
Sol Melia SA (a)                                          1,043            9,245
Telefonica SA *                                          27,765          342,589
TelePizza SA *                                            1,211            2,258
Union Electrica Fenosa SA                                 2,249           42,025
Uralita SA                                                  289            1,506
Vallehermoso SA                                             729            4,652
Viscofan Envoltura                                          276            1,099
Zardoya Otis (a)                                            848            7,618
Zeltia SA                                                 1,128           11,490
                                                                   -------------
                                                                       1,400,439
SWEDEN - 1.86%
Assa Abloy AB                                             2,000           28,603
AssiDoman AB                                                500           10,393
Atlas Copco AB-A Shares                                     800           15,856
Atlas Copco AB-B Shares                                     400            7,762
Drott AB                                                    600            6,263
Electrolux AB                                             2,100           29,067
Gambro AB - B Shares                                        600            3,642
Granges AB                                                  200            2,925
Hennes & Mauritz AB (a)                                   5,275           90,480
Incentive AB, Series A                                    1,400            8,563
L.M. Ericsson Telefonaktiebolaget,
   Series B (a)                                          47,000          257,197
Modern Time Group *                                         350            7,887
Netcom Systems AB * (a)                                     825           26,822
Nordea AB                                                18,500          105,491
OM Gruppen AB                                               450            5,711
Sandvik AB                                                1,500           30,212
Securitas AB                                              2,500           43,801
Skandia Foersaekrings AB                                  6,600           60,701
Skandinaviska Enskilda Baken, Series A (a)                5,000           47,595
Skanska AB                                                3,400           32,208
SKF AB-A Shares                                             300            4,387
SKF AB-B Shares (a)                                         400            6,309
SSAB Svenskt Stal AB, Series A                              400            3,458
SSAB Svenskt Stal AB, Series B                              200            1,655
Svenska Cellulosa                                         1,700           36,039
Svenska Handelsbanken AB-A Shares                         3,700           52,915
Svenska Handelsbanken AB-B Shares                           400            5,610
Swedish Match Company                                     2,000            9,381
Telia AB (a)                                              8,400           42,491
Trelleborg AB                                               600            4,525
Volvo AB-A Shares                                           800           11,699
Volvo AB-B Shares                                         2,300           34,480
WM Data AB                                                2,000            5,941
                                                                   -------------
                                                                       1,040,069
SWITZERLAND - 5.34%
ABB, Ltd.                                                 6,800          102,956
Adecco SA (a)                                             1,000           47,092
Ascom Holding AG                                            100            4,615
Charles Voegele Holding AG                                   50            5,566
Credit Suisse Group *                                     1,820          299,365
Forbo Holdings AG                                            10            4,247
Georg Fischer AG                                             20            4,815
Givaudan AG                                                  49           13,597
Holcim, Ltd.                                                300           14,729
Holcim, Ltd.                                                150           30,559
Holcim, Ltd. *                                              140              426
Holcim, Ltd. *                                              285              325
Jelmoli Hldg AG                                              10           12,524
Kudelski SA *                                               280           23,535
Kuoni Reisen Holding                                         17            6,586
Nestle SA                                                 2,300          489,062
Novartis AG                                              16,400          593,832
PubliGroupe SA                                               10            3,540
Roche Holdings  AG                                        4,000          288,338
Roche Holdings AG                                           900           73,393
SAirgroup *                                                  70            4,208
Schindler Holding AG                                          5            5,567
Schindler Holding AG                                         10           13,348
Societe Generale de Surveillance
   Holding SA                                                60           10,854
Sulzer AG                                                    20            6,368
Swiss Reinsurance (a)                                        85          169,953
Swisscom AG                                                 450          107,209
Syngenta AG *                                               636           33,455
The Swatch Group AG *                                       100           21,291
The Swatch Group AG-B *                                      20           20,039
UBS AG (a)                                                2,680          384,136
Unaxis Holding AG                                           100           14,083
Valora Holding AG                                            20            3,551
Zurich Finance Services Group                               508          173,339
                                                                   -------------
                                                                       2,986,503
UNITED KINGDOM - 18.00%
3I Group                                                  3,956           59,389
Abbey National                                            8,580          150,436
Airtours PLC                                              2,774           11,290
AMEC PLC                                                  1,286            9,146
Amvescap                                                  4,741           82,458
Arm Holdings *                                            5,585           21,118
AstraZeneca Group PLC                                    10,633          496,104
AWG PLC *                                                 1,540           13,013
BAA PLC                                                   7,072           65,733
BAE Systems PLC                                          18,845           90,367
Barclays PLC                                              9,992          306,764
Barratt Developments                                      1,319            6,669
Bass PLC                                                  5,803           60,721
BBA Group PLC                                             2,530            8,925
Berkeley Group                                              718            7,265
BG Group PLC                                             22,190           87,579
Bicc PLC                                                  2,370            6,650
Blue Circle Industries PLC                                3,568           24,735
BOC Group PLC                                             3,400           49,797
Boots Company                                             5,080           42,997
BP Amoco PLC                                            136,163        1,120,828
British Airways                                           6,110           29,600
British American Tobacco
   Australasia, Ltd.-GBP                                 13,559          103,114

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
UNITED KINGDOM - CONTINUED
British Land Company PLC                                  2,926          $19,985
British Sky Broadcast *                                  11,338          109,216
British Telecommunications PLC                           51,193          322,265
BTG PLC *                                                   579            9,540
Bunzl PLC                                                 2,588           17,713
Cadbury Schweppes                                        12,998           87,773
Canary Wharf Group *                                      3,876           30,240
Capita Group                                              3,676           23,943
Caradon PLC                                               2,635            5,956
Carlton Communications PLC                                3,488           16,505
Celltech Group PLC *                                      1,537           25,931
Centrica PLC                                             25,452           81,456
CGU PLC                                                  13,429          185,906
Chubb                                                     4,681           10,960
CMG PLC                                                   3,403           14,904
Compass Group PLC                                        13,134          105,246
Corus Group                                              17,615           15,070
De Lousiana Rue PLC                                       1,085            8,037
Diageo PLC                                               20,276          222,727
Dixons Group                                             10,813           35,481
Eidos PLC *                                                 586            2,038
Eidos PLC *                                                 195              245
Electrocomponents PLC                                     2,451           18,570
EMI Group PLC                                             4,452           25,204
FKI PLC                                                   3,250           12,861
George Wimpey PLC                                         2,094            5,640
GKN PLC                                                   4,960           47,639
GlaxoSmithKline PLC                                      37,535        1,057,211
Granada Compass PLC                                      15,631           32,855
Great Portland Estates PLC                                1,209            4,818
Great University Stores                                   6,780           58,101
Halifax Group PLC                                        13,520          156,511
Hammerson PLC                                             1,589           10,741
Hanson PLC                                                4,151           30,603
Hanson PLC                                                  387            2,744
Hays PLC                                                 11,799           30,450
Hilton Group PLC                                         11,266           37,920
HSBC Holdings-GBP                                        56,058          665,124
IMI PLC                                                   1,985            6,290
Imperial Chemical Industries PLC                          4,110           24,136
International Power PLC *                                 6,311           26,641
Invensys PLC                                             19,757           37,562
J. Sainsbury PLC                                         12,447           77,698
Johnson Matthey PLC                                       1,252           18,901
Kidde PLC                                                 4,676            5,367
Kingfisher PLC                                            9,377           50,809
Land Securities                                           2,957           36,396
Lattice Group PLC                                        19,924           44,544
Legal & General Group PLC                                33,349           75,732
Lloyds TSB Group PLC                                     33,109          331,754
Logica PLC                                                2,496           30,335
London Bridge Software                                      957            2,022
Marconi PLC                                              17,416           62,053
Marks & Spencer PLC                                      18,799           69,364
Misys PLC                                                 3,259           22,811
National Grid Group                                       9,533           70,349
Nycomed Amersham PLC                                      3,589           26,030
Ocean Group                                               1,678           17,948
P&O Princess Cruis                                        3,913           20,389
Pace Micro Technology PLC                                 1,258            6,768
Pearson PLC                                               4,990           82,361
Peninsular & Oriental Steam
   Navigation Company                                     3,841           14,389
Pilkington PLC                                            6,940            9,822
Provident Financial PLC                                   1,402           14,680
Prudential Corp.                                         12,017          145,712
Psion PLC                                                 2,327            2,949
Railtrack Group PLC                                       2,911           13,693
Rank Group PLC                                            3,077            9,360
Reed International PLC                                    8,205           72,797
Rentokil Initial PLC                                     11,806           40,070
Reuters Group PLC                                         8,710          113,218
Rexam PLC                                                 2,239            9,743
Rio Tinto, Ltd.                                           6,602          117,336
RMC Group PLC                                             1,491           14,383
Royal Bank Scotland Group                                16,157          356,554
Sage Group PLC                                            7,160           25,612
Schroders PLC                                             1,690           19,457
Scottish Power                                           10,439           76,887
Slough Estates PLC                                        2,337           11,338
Smith & Nephew                                            5,188           26,960
Smiths Industries PLC                                     3,128           36,343
SSL International PLC                                     1,067            7,513
Stagecoach Holdings PLC                                   7,461            8,274
Tate & Lyle PLC                                           2,722           10,733
Taylor Woodrow PLC                                        3,291            9,038
Tesco PLC                                                41,636          150,401
Unilever PLC                                             17,711          149,405
United Utilities PLC                                      4,144           39,305
Vodafone Group PLC                                      410,098          909,627
Wolseley PLC                                              3,248           24,289
WPP Group PLC                                             7,066           69,657
                                                                   -------------
                                                                      10,058,632

TOTAL COMMON STOCKS
(Cost: $58,318,705)                                                  $45,579,552
                                                                   -------------

PREFERRED STOCK - 0.79%
AUSTRALIA - 0.19%
News Corp., Ltd. -  Limited Voting
   Shares                                                13,294          106,930
                                                                   -------------

FRANCE - 0.01%
Casino Guich Perrachon SA (a)                                99            5,705
                                                                   -------------

GERMANY - 0.58%
Munchener
   Ruckversicherungs-Gesellschaft AG (a)                  1,100          306,879
Volkswagen AG - Non Voting Preferred                        600           18,305
                                                                   -------------
                                                                         325,184
NEW ZEALAND - 0.01%
Fletcher Challenge * (a)                                  9,700            1,178
                                                                   -------------

TOTAL PREFERRED STOCK
(Cost: $487,999)                                                        $438,997
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 15.10%
Navigator Securities Lending Trust,
   4.19%                                             $7,843,486       $7,843,486
United States Treasury Bills,
   3.40% due 09/20/2001 ****                            200,000          198,470
   3.50% due 08/02/2001 ****                            400,000          398,724
                                                                   -------------
                                                                      $8,440,680

REPURCHASE AGREEMENTS - 2.55%
Repurchase Agreement with State
   Street Corp. dated 06/29/2001 at
   3.90%, to be repurchased at
   $1,426,463 on 07/02/2001,
   collateralized by $1,405,000 U.S.
   Treasury Notes, 5.750% due
   11/15/2005 (valued at
   $1,459,444, including interest).                  $1,426,000       $1,426,000
                                                                   -------------

TOTAL INVESTMENTS   (INTERNATIONAL INDEX
TRUST) (Cost: $68,673,384)                                           $55,885,229
                                                                   =============

The Trust had the following five top industry concentrations at June 30, 2001 (as a percentage of total value of investments):

Banking                                                   11.88%
Drugs & Health Care                                        7.28%
Insurance                                                  5.00%
Telecommunications Equipment & Services                    3.99%
Petroleum Services                                         3.37%

MID CAP INDEX TRUST

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCKS - 79.68%
AIR TRAVEL - 0.37%
Alaska Air Group * (a)                                    1,332          $38,495
Atlas Air, Inc. *                                         1,924           27,244
Galileo International, Inc.                               4,467          145,177
                                                                   -------------
                                                                         210,916
APPAREL & TEXTILES - 0.82%
Coach, Inc. *                                             2,190           83,330
Jones Apparel Group, Inc. *                               6,293          271,858
Mohawk Industries, Inc. *                                 2,637           92,822
Unifi, Inc. *                                             2,702           22,967
                                                                   -------------
                                                                         470,977
AUTO PARTS - 0.57%
Arvinmeritor, Inc.                                        3,751           62,792
Borg-Warner Automotive, Inc. (a)                          1,319           65,449
Gentex Corp. *                                            3,942          109,863
Modine Manufacturing Company                              1,480           40,818
Superior Industries International, Inc.                   1,300           49,790
                                                                   -------------
                                                                         328,712
AUTO SERVICES - 0.24%
Pennzoil-Quaker State Company (a)                         3,960           44,352
United Rentals, Inc. * (a)                                3,538           91,811
                                                                   -------------
                                                                         136,163
AUTOMOBILES - 0.30%
Federal Signal Corp.                                      2,281           53,535
Lear Corp. *                                              3,384          118,102
                                                                   -------------
                                                                         171,637
BANKING - 7.35%
Associated Banc-Corp                                      3,361          120,962
Astoria Financial Corp.                                   2,511          138,105
Banknorth Group, Inc.                                     7,073          160,203
City National Corp.                                       2,405          106,517
Colonial Bancgroup, Inc.                                  5,130           73,769
Dime Bancorp, Inc.                                        5,951          221,675
Dime Bancorp, Inc.-WT *                                   3,798            1,063
First Tennessee National Corp.                            6,681          231,898
First Virginia Banks, Inc.                                2,322          109,413
FirstMerit Corp.                                          4,416          116,582
Golden State Bancorp, Inc. (a)                            7,002          215,662
Greater Bay Bancorp (a)                                   2,365           59,078
Greenpoint Financial Corp.                                5,228          200,755
Hibernia Corp., Class A (a)                               8,329          148,256
Investors Financial Services Corp.                        1,657          111,019
M & T Bank Corp.                                          5,021          379,086
Marshall & Ilsley Corp.                                   5,361          288,958
Mercantile Bankshares Corp.                               3,752          146,816
National Commerce Financial Corp.                        10,691          260,540
North Fork BanCorp., Inc. (a)                             8,240          255,440
Pacific Century Financial Corp.                           4,256          109,762
Provident Financial Group, Inc. (a)                       2,456           80,852
Roslyn Bancorp, Inc.                                      3,098           81,477
Silicon Valley Bancshares * (a)                           2,461           54,142
Sovereign Bancorp, Inc.                                  12,887          167,531
TCF Financial Corp.                                       4,046          187,370
Westamerica BanCorp.                                      1,836           72,063
Wilmington Trust Corp. (a)                                1,629          102,057
                                                                   -------------
                                                                       4,201,051
BIOTECHNOLOGY - 2.64%
COR Therapeutics, Inc. * (a)                              2,903           88,542
Genzyme Corp. * (a)                                      10,030          611,830
Gilead Sciences, Inc. * (a)                               4,916          286,062
IDEC Pharmaceuticals Corp. * (a)                          7,734          523,514
                                                                   -------------
                                                                       1,509,948
BROADCASTING - 1.50%
A.H. Belo Corp., Series A                                 5,722          107,802
Chris Craft Industries, Inc. *                            1,866          133,232
Emmis Communications Corp., Class A *                     2,365           72,724
Entercom Communications Corp. *                           2,384          127,806
Hispanic Broadcasting Corp. *                             5,727          164,308
Powerwave Technologies, Inc. *                            3,181           46,125
Westwood One, Inc. *                                      5,510          203,044
                                                                   -------------
                                                                         855,041
BUILDING MATERIALS & CONSTRUCTION - 0.26%
Dycom Industries, Inc. * (a)                              2,118           48,566
Harsco Corp.                                              2,009           54,504
R.P.M., Inc.                                              5,145           47,334
                                                                   -------------
                                                                         150,404
BUSINESS SERVICES - 5.78%
Acxiom Corp. * (a)                                        4,491           58,787
Apollo Group, Inc., Class A *                             6,065          257,459
Banta Corp.                                               1,237           36,244
BISYS Group, Inc. * (a)                                   3,022          178,298
Catalina Marketing Corp. * (a)                            2,796           85,306

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
BUSINESS SERVICES - CONTINUED
Ceridian Corp. *                                          7,659         $146,823
Choicepoint, Inc. *                                       3,240          136,242
CSG Systems International, Inc. * (a)                     2,762          156,771
DeVry, Inc. *                                             3,662          132,271
Dun & Bradstreet Corp. *                                  4,035          113,787
Gartner Group, Inc., Class B *                            4,349           40,011
GTECH Holdings Corp. *                                    1,712           60,793
Harte Hanks Communications                                3,380           83,689
Jacobs Engineering Group, Inc. * (a)                      1,411           92,040
Kelly Services, Inc., Class A                             1,799           43,626
Korn/Ferry International *                                1,885           29,218
Legato Systems, Inc. *                                    4,696           74,901
Macrovision Corp. * (a)                                   2,619          179,401
Manpower, Inc.                                            3,990          119,301
Modis Professional Services, Inc. *                       4,858           33,520
Plexus Corp. * (a)                                        2,074           68,442
Quanta Services, Inc. * (a)                               3,141           69,228
Rollins, Inc.                                             1,512           30,104
SEI Investment Company                                    5,645          267,573
Sothebys Holdings, Inc., Class A *                        3,308           53,358
SunGuard Data Systems, Inc. *                            13,930          418,039
Sykes Enterprises, Inc. *                                 2,037           22,407
The Titan Corp. * (a)                                     2,711           62,082
Valassis Communications, Inc. * (a)                       2,696           96,517
Viad Corp.                                                4,643          122,575
Wallace Computer Series, Inc.                             2,037           33,692
                                                                   -------------
                                                                       3,302,505
CHEMICALS - 1.78%
Airgas, Inc. *                                            3,411           40,591
Albemarle Corp.                                           2,307           53,453
Cabot Corp.                                               3,339          120,271
Cabot Microelectronics Corp. *                            1,200           74,400
Crompton Corp.                                            6,189           67,460
Cytec Industries, Inc. *                                  2,172           82,536
Ferro Corp.                                               1,722           37,557
H.B. Fuller Company                                         711           35,479
IMC Global, Inc.                                          5,778           58,936
Lubrizol Corp.                                            2,621           81,382
Lyondell Chemical Company (a)                             6,342           97,540
Minerals Technologies, Inc.                               1,020           43,778
NCH Corp.                                                   267           10,440
Olin Corp.                                                2,214           37,616
Schulman, Inc.                                            1,468           19,818
Solutia, Inc.                                             5,206           66,376
Valspar Corp.                                             2,613           92,761
                                                                   -------------
                                                                       1,020,394
COMPUTERS & BUSINESS EQUIPMENT - 1.88%
3Com Corp. * (a)                                         17,126           81,348
Affiliated Computer Services, Inc.,
   Class A * (a),                                         2,615          188,045
Henry, Jack & Associates, Inc.                            4,628          143,468
Infocus Corp. *                                           1,936           39,475
National Instruments Corp. *                              2,551           82,780
Quantum Corp. *                                           7,609           76,775
Sandisk Corp. *                                           3,601          100,432
Storage Technology Corp. *                                5,234           72,020
Structural Dynamics Research Corp. *                      1,787           43,782
Sybase, Inc. * (a)                                        5,445           89,570
Tech Data Corp. *                                         2,705           90,239
Wind River Systems, Inc. * (a)                            3,740           65,300
                                                                   -------------
                                                                       1,073,234
CONSTRUCTION MATERIALS - 1.06%
Diebold, Inc.                                             3,818          122,749
Fastenal Company (a)                                      1,988          123,216
Granite Construction, Inc.                                2,060           52,365
Martin Marietta Materials, Inc.                           2,507          124,072
Nordson Corp.                                             1,636           38,135
Precision Castparts Corp.                                 2,695          100,847
Trinity Industries, Inc.                                  2,192           44,936
                                                                   -------------
                                                                         606,320
CONTAINERS & GLASS - 0.27%
Longview Fibre Company                                    2,586           31,859
Sonoco Products Company                                   5,009          124,624
                                                                   -------------
                                                                         156,483
CRUDE PETROLEUM & NATURAL GAS - 0.59%
Helmerich & Payne, Inc.                                   2,521           77,697
Marine Drilling Companies, Inc. *                         3,097           59,184
National Oilwell, Inc. *                                  4,227          113,283
Pioneer Natural Resources Company *                       4,954           84,466
                                                                   -------------
                                                                         334,630
DOMESTIC OIL - 1.00%
Murphy Oil Corp. (a)                                      2,348          172,813
Noble Affiliates, Inc.                                    2,969          104,954
Ultramar Diamond Shamrock Corp.                           3,734          176,431
Valero Energy Corp. (a)                                   3,214          118,211
                                                                   -------------
                                                                         572,409
DRUGS & HEALTH CARE - 8.88%
AmeriSource Health Corp., Class A * (a)                   2,741          151,577
Apogent Technologies, Inc. *                              5,545          136,407
Apria Healthcare Group, Inc. *                            2,822           81,415
Barr Laboratories, Inc. * (a)                             1,778          125,189
Beckman Coulter, Inc. (a)                                 3,159          128,887
Bergen Brunswig Corp., Class A                            7,046          135,424
Carter Wallace, Inc.                                      2,278           44,079
Covance, Inc. *                                           2,909           65,889
DENTSPLY International, Inc.                              2,715          120,410
Edwards Lifesciences Corp. *                              2,953           77,841
Express Scripts, Inc., Class A (a)                        4,060          223,422
First Health Group Corp. *                                5,080          122,529
Health Management Association, Class A *                 12,724          267,713
Health Net, Inc. * (a)                                    6,164          107,254
Hillenbrand Industries, Inc.                              3,253          185,779
ICN Pharmaceuticals, Inc.                                 4,233          134,271
Ivax Corp. * (a)                                         10,352          403,728
Lifepoint Hospitals, Inc. *                               1,811           80,191
Lincare Holdings, Inc. * (a)                              5,566          167,036
Millennium Pharmaceuticals, Inc. *                       11,293          401,805
Minimed, Inc. *                                           3,370          161,760
Mylan Labs, Inc.                                          6,512          183,182
Omnicare, Inc.                                            4,888           98,738
Oxford Health Plans, Inc. * (a)                           5,132          146,775
Pacificare Health Systems * (a)                           1,720           28,036
Perrigo Company *                                         3,698           61,720
Protein Design Laboratories, Inc. * (a)                   2,270          196,945
Quest Diagnostics, Inc. *                                 4,863          363,995
Sepracor, Inc. * (a)                                      4,060          161,588
STERIS Corp. *                                            3,453           69,233
Triad Hospitals, Inc. * (a)                               3,689          108,715
Trigon Healthcare, Inc. *                                 1,891          122,631
Vertex Pharmaceuticals, Inc. * (a)                        3,144          155,628
VISX, Inc. *                                              2,819           54,548
                                                                   -------------
                                                                       5,074,340

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
EDUCATIONAL SERVICES - 0.08%
Sylvan Learning Systems, Inc. *                           1,877          $45,611
                                                                   -------------
ELECTRICAL EQUIPMENT - 0.87%
AMETEK, Inc.                                              1,813           55,387
Hubbell, Inc., Class B                                    2,985           86,565
SCI Systems, Inc. *                                       7,692          196,146
Sensormatic Electrics Corp. * (a)                         3,954           67,218
Teleflex, Inc.                                            2,051           90,244
                                                                   -------------
                                                                         495,560
ELECTRIC UTILITIES - 3.86%
Allete (a)                                                4,335           97,537
Alliant Corp. (a)                                         4,191          122,168
Black Hills Corp.                                         1,306           52,540
Cleco Corp.                                               2,265           51,529
Conectiv, Inc.                                            4,694          101,390
DPL, Inc. (a)                                             6,431          186,242
DQE, Inc.                                                 3,083           69,368
Energy East Corp.                                         5,913          123,641
Hawaiian Electric Industries, Inc. (a)                    1,653           63,145
IDACORP, Inc.                                             1,883           65,679
Kansas City Power & Light Company (a)                     3,113           76,424
MDU Resources Group, Inc.                                 3,562          112,702
Montana Power Company *                                   5,319           61,700
Northeast Utilities                                       7,500          155,625
NSTAR (a)                                                 2,788          118,657
OGE Energy Corp. (a)                                      3,919           88,609
Potomac Electric Power Company (a)                        5,605          117,257
Public Service Company of New Mexico                      1,969           63,205
Puget Energy, Inc. (a)                                    4,567          119,655
TECO Energy, Inc.                                         7,029          214,384
Wisconsin Energy Corp. (a)                                6,090          144,759
                                                                   -------------
                                                                       2,206,216
ELECTRONICS - 1.76%
Arrow Electronics, Inc. *                                 5,192          126,114
Avnet, Inc.                                               6,183          138,623
DSP Group, Inc. *                                         1,363           29,236
Kemet Corp. *                                             4,409           87,342
L-3 Communications Holdings, Inc. * (a)                   2,029          154,813
Microchip Technology, Inc. * (a)                          6,854          229,129
Sawtek, Inc. *                                            2,145           50,472
Sequa Corp., Class A *                                      522           23,751
Vishay Intertechnology, Inc. * (a)                        7,226          166,198
Western Resources *                                         485                0
                                                                   -------------
                                                                       1,005,678
ENERGY - 0.08%
Covanta Energy Corp. *                                    2,499           46,132
                                                                   -------------
FINANCIAL SERVICES - 3.42%
A.G. Edwards, Inc.                                        4,210          189,450
Americredit Corp. *                                       4,292          222,969
Arthur J. Gallagher & Company (a)                         4,211          109,486
Compass Bancshares, Inc.                                  6,728          178,292
ETrade Group, Inc. * (a)                                 16,017          103,310
Investment Technology Group *                             1,587           79,810
Labranche & Company, Inc. * (a)                           2,994           86,826
Legg Mason, Inc. (a)                                      3,417          170,030
Leucadia National Corp.                                   2,783           90,308
NCO Group, Inc. *                                         1,289           39,869
Neuberger Berman, Inc. (a)                                2,548          173,264
NOVA Corp. *                                              3,288          103,408
Radian Group, Inc.                                        4,800          194,160
Waddell & Reed Financial, Inc., Class A                   4,073          129,318
Webster Financial Corp.                                   2,636           86,408
                                                                   -------------
                                                                       1,956,908

FOOD & BEVERAGES - 2.09%
Bob Evans Farms, Inc.                                     1,751           31,518
Dean Foods Company                                        1,790           71,958
Dole Food, Inc.                                           2,811           53,550
Dreyers Grand Ice Cream, Inc.                             1,421           39,646
Hormel Foods Corp. (a)                                    7,258          176,660
IBP, Inc.                                                 5,316          134,229
Interstate Bakeries Corp.                                 2,536           40,576
J. M. Smucker Company                                     1,217           31,642
Lance, Inc.                                               1,457           19,669
McCormick & Company, Inc.                                 3,621          152,154
Pepsiamericas, Inc.                                       8,012          106,560
Sensient Technologies Corp.                               2,455           50,377
Suiza Foods Corp. * (a)                                   1,462           77,632
Tootsie Roll Industries, Inc.                             2,654          102,285
Tyson Foods, Inc., Class A (a)                           11,686          107,628
                                                                   -------------
                                                                       1,196,084
FOREST PRODUCTS - 0.43%
Georgia-Pacific Corp. (Timber Group)                      4,246          151,795
Rayonier, Inc.                                            1,364           63,358
Wausau-Mosinee Paper Corp.                                2,580           33,256
                                                                   -------------
                                                                         248,409
FURNITURE & FIXTURES - 0.13%
Furniture Brands International, Inc. *                    2,729           76,412
                                                                   -------------

GAS & PIPELINE UTILITIES - 2.70%
AGL Resources, Inc.                                       3,006           71,392
American Water Works Company, Inc.                        5,149          169,763
Cooper Cameron Corp. * (a)                                2,815          157,077
Equitable Resources, Inc.                                 3,419          113,887
National Fuel Gas Company                                 1,988          103,356
Ocean Energy, Inc.                                        8,892          155,165
Questar Corp.                                             4,251          105,255
SCANA Corp.                                               5,497          156,115
Sierra Pacific Resources                                  3,949           63,144
Utilicorp United, Inc. (a)                                5,867          179,237
Vectren Corp.                                             3,367           69,697
Western Gas Resources, Inc.                               1,631           53,171
Western Resources, Inc. (a)                               3,782           81,313
WGL Holdings, Inc.                                        2,340           63,437
                                                                   -------------
                                                                       1,542,009
HOMEBUILDERS - 0.43%
Clayton Homes, Inc. (a)                                   6,929          108,924
Lennar Corp. (a)                                          3,321          138,486
                                                                   -------------
                                                                         247,410
HOTELS & RESTAURANTS - 0.78%
Brinker International, Inc. *                             5,228          135,144
CBRL Group, Inc.                                          2,826           47,901
Lone Star Steakhouse & Saloon                             1,257           16,328
Mandalay Resort Group * (a)                               3,839          105,189
Outback Steakhouse, Inc. *                                3,861          111,197
Papa Johns International, Inc. * (a)                      1,155           29,279
                                                                   -------------
                                                                         445,038

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
HOUSEHOLD APPLIANCES - 0.50%
American Standard Companies, Inc. *                       3,721         $223,632
Blyth Industries, Inc.                                    2,369           60,907
                                                                   -------------
                                                                         284,539
HOUSEHOLD PRODUCTS - 0.40%
Church & Dwight, Inc.                                     1,942           49,424
Dial Corp.                                                5,208           74,214
HOUSEHOLD PRODUCTS - CONTINUED
Energizer Holdings, Inc. *                                4,616          105,937
                                                                   -------------
                                                                         229,575
INDUSTRIAL MACHINERY - 1.32%
AGCO Corp.                                                3,593           32,876
Albany Intl Corp., Class A *                              1,546           29,219
Flowserve Corp. *                                         1,885           57,964
Grant Pride, Inc. *                                       5,725          100,130
Kaydon Corp.                                              1,505           38,603
Kennametal, Inc. (a)                                      1,533           56,568
Pentair, Inc.                                             2,627           88,793
SPX Corp. * (a)                                           2,069          258,997
Stewart & Stevenson Services, Inc.                        1,412           46,596
Tecumseh Products Company, Class A                          950           47,025
                                                                   -------------
                                                                         756,771
INDUSTRIALS - 0.12%
Donaldson, Inc.                                           2,228           69,402
                                                                   -------------
INSURANCE - 2.29%
Allmerica Financial Corp.                                 2,675          153,812
American Financial Group, Inc.                            3,592          108,838
Everest Re Group, Ltd.                                    2,386          178,473
HCC Insurance Holdings, Inc.                              3,178           77,861
Horace Mann Educators Corp.                               2,039           43,940
Mony Group, Inc. (a)                                      2,519          101,087
Ohio Casualty Corp. *                                     3,024           39,161
Old Republic International Corp.                          6,162          178,698
PMI Group, Inc.                                           2,299          164,746
Protective Life Corp.                                     3,596          123,595
Unitrin, Inc.                                             3,554          136,474
                                                                   -------------
                                                                       1,306,685
INTERNATIONAL OIL - 0.16%
Varco International, Inc. *                               5,015           93,329
                                                                   -------------
INTERNET SOFTWARE - 0.31%
Macromedia, Inc. *                                        2,961           53,298
Retek, Inc. *                                             2,556          122,535
                                                                   -------------
                                                                         175,833
INVESTMENT COMPANIES - 0.19%
Eaton Vance Corp.                                         3,194          111,151
                                                                   -------------
LEISURE TIME - 1.25%
Callaway Golf Company                                     4,085           64,543
International Game Technology * (a)                       3,844          241,211
International Speedway Corp., Class B                     2,798          117,516
Park Place Entertainment Corp. *                         15,573          188,434
Six Flags, Inc. * (a)                                     4,855          102,149
                                                                   -------------
                                                                         713,853
LIFE SCIENCES - 0.48%
Incyte Pharmacuticals, Inc. *                             3,463           84,913
Waters Corp. *                                            6,766          186,809
                                                                   -------------
                                                                         271,722
MANUFACTURING - 0.23%
Lancaster Colony Corp.                                    1,898           62,596
York International Corp.                                  1,914           67,028
                                                                   -------------
                                                                         129,624
MINING - 0.05%
UCAR International, Inc. *                                2,273           27,162
                                                                   -------------
NEWSPAPERS - 0.63%
Lee Enterprises, Inc.                                     2,200           72,600
Washington Post Company, Class B                            497          285,278
                                                                   -------------
                                                                         357,878
OFFICE FURNISHINGS & SUPPLIES - 0.44%
HON Industries, Inc.                                      3,030           73,387
Miller Herman, Inc.                                       3,851           93,194
Reynolds & Reynolds Company, Class A                      3,972           87,185
                                                                   -------------
                                                                         253,766
PAPER - 0.26%
Bowater, Inc.                                             2,665          119,232
P.H. Glatfelter Company                                   2,135           30,445
                                                                   -------------
                                                                         149,677
PETROLEUM SERVICES - 2.19%
BJ Services Company *                                     8,505          241,372
ENSCO International, Inc.                                 7,214          168,808
Global Marine, Inc. *                                     9,157          170,595
Hanover Compressor Company * (a)                          3,307          109,429
Smith International, Inc. *                               2,620          156,938
Tidewater, Inc.                                           3,185          120,074
Weatherford International, Inc. * (a)                     5,881          282,288
                                                                   -------------
                                                                       1,249,504
PUBLISHING - 0.66%
Houghton Mifflin Company                                  1,452           87,018
Media General, Inc., Class A (a)                          1,149           52,854
Readers Digest Association, Inc., Class A                 5,425          155,969
Scholastic Corp., Series 1202, Class D *                  1,755           78,975
                                                                   -------------
                                                                         374,816
RAILROADS & EQUIPMENT - 0.31%
GATX Corp. (a)                                            2,581          103,498
J.B. Hunt Transport Services, Inc. *                      1,770           33,630
Wisconsin Central Transportation Corp. *                  2,335           39,065
                                                                   -------------
                                                                         176,193
REAL ESTATE - 0.15%
IndyMac Mortgage Holdings, Inc. *                         3,161           84,715
                                                                   -------------
RETAIL GROCERY - 0.07%
Ruddick Corp.                                             2,329           39,477
                                                                   -------------
RETAIL TRADE - 3.33%
Abercrombie & Fitch Company, Class A *                    5,156          229,442
American Eagle Outfitters, Inc. * (a)                     3,640          128,274
Barnes & Noble, Inc. * (a)                                3,408          134,105
BJ's Wholesale Club, Inc. * (a)                           3,791          201,909
Borders Group, Inc. *                                     4,243           95,043
CDW Computer Centers, Inc. * (a)                          4,582          181,951
Claire's Stores, Inc.                                     2,460           47,626
Dollar Tree Stores, Inc. *                                5,862          163,198
Family Dollar Stores, Inc.                                9,000          230,670
Lands' End, Inc. * (a)                                    1,622           65,123
Neiman Marcus Group, Class A * (a)                        2,394           74,214
Payless ShoeSource, Inc. *                                1,189           76,928
Ross Stores, Inc.                                         4,078           97,668
Saks, Inc. *                                              7,126           68,410

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
RETAIL TRADE - 3.33%
Williams Sonoma, Inc. * (a)                               2,858         $110,947
                                                                   -------------
                                                                       1,905,508
SEMICONDUCTORS - 3.05%
Atmel Corp. *                                            24,141          325,662
Cirrus Logic, Inc. *                                      3,978           91,613
Credence Systems Corp. * (a)                              2,706           65,593
Cypress Semiconductor Corp. * (a)                         6,618          157,839
Integrated Device Technology *                            5,575          176,672
International Rectifier Corp. * (a)                       3,258          111,098
LAM Research Corp. * (a)                                  6,447          191,154
Lattice Semiconductor Corp. * (a)                         5,683          138,665
LTX Corp. * (a)                                           2,409           61,574
Micrel, Inc. *                                            4,811          158,763
MIPS Technologies, Inc., Class B *                        1,953           18,749
Semtech Corp. * (a)                                       3,624          108,720
TranSwitch Corp. * (a)                                    4,157           45,727
Triquint Semiconductor, Inc. *                            3,951           88,898
                                                                   -------------
                                                                       1,740,727
SHIPBUILDING - 0.19%
Newport News Shipbuilding, Inc.                           1,777          108,841
                                                                   -------------
SOFTWARE - 4.55%
Advent Software, Inc. *                                   1,554           98,679
Avocent Corp. *                                           2,197           49,982
Cadence Design Systems, Inc. *                           12,974          241,706
Checkfree Corp. * (a)                                     4,022          141,051
DST Systems, Inc. *                                       6,285          331,219
Electronic Arts *                                         6,912          400,205
Imation Corp. *                                           1,774           44,705
Informix Corp. *                                         15,225           88,914
Keane, Inc. *                                             3,470           76,340
Mentor Graphics Corp. *                                   3,250           56,875
Networks Associates, Inc. *                               6,928           86,254
NVIDIA Corp. * (a)                                        3,627          336,404
Rational Software Corp. * (a)                            10,589          297,021
Symantec Corp. *                                          3,943          172,270
Synopsys, Inc. *                                          3,198          154,751
Transaction Systems Architects,
   Inc., Class A *                                        1,829           26,063
                                                                   -------------
                                                                       2,602,439
STEEL - 0.20%
Alaska Steel Holding Corp.                                5,418           67,942
Carpenter Technology Corp.                                1,110           32,512
Ryerson Tull, Inc.                                        1,247           16,822
                                                                   -------------
                                                                         117,276
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.46%
ADTRAN, Inc. *                                            1,986           40,713
Advanced Fibre Communications *                           4,290           90,090
ANTEC Corp. * (a)                                         1,918           23,783
Commscope, Inc. *                                         2,579           60,607
Harris Corp.                                              3,510           95,507
Mastec, Inc. * (a)                                        2,396           31,627
Newport Corp. (a)                                         1,800           47,700
Plantronics,  Inc. * (a)                                  2,475           57,296
Polycom, Inc. * (a)                                       4,350          100,442
Price Communications Corp. *                              2,796           56,451
RF Micro Devices, Inc. * (a)                              8,476          228,598
                                                                   -------------
                                                                         832,814
TELEPHONE - 1.07%
Broadwing, Inc. *                                        11,368          277,948
Telephone & Data Systems, Inc.                            3,062          332,992
                                                                   -------------
                                                                         610,940
TIRES & RUBBER - 0.14%
Bandag, Inc.                                              1,041           28,419
Carlisle Companies, Inc.                                  1,523           53,107
                                                                   -------------
                                                                          81,526
TOBACCO - 0.60%
R.J. Reynolds Tobacco Holdings, Inc. (a)                  5,273         $287,906
Universal Corp.                                           1,367           54,215
                                                                   -------------
                                                                         342,121
TRANSPORTATION - 0.69%
Alexander & Baldwin, Inc.                                 2,036           52,427
C. H. Robinson Worldwide                                  4,470          124,668
Expeditores International of
   Washington, Inc.                                       2,727          163,617
Overseas Shipholding Group, Inc.                          1,710           52,224
                                                                   -------------
                                                                         392,936
TRUCKING & FREIGHT - 0.47%
Airborne, Inc.                                            2,418           28,024
CNF Transportation, Inc.                                  2,617           73,930
EGL, Inc. * (a)                                           2,352           41,066
Pittston Brinks Group                                     2,865           63,861
Swift Transportation, Inc. * (a)                          3,184           61,325
                                                                   -------------
                                                                         268,206

TOTAL COMMON STOCKS
(Cost: $44,677,537)                                                  $45,545,637
                                                                     -----------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 20.32%
Navigator Securities Lending Trust,
   4.19%                                            $11,217,311      $11,217,311
United States Treasury Bills,
   3.55% due 08/23/2001 ****                            200,000          198,953
   3.59% due 08/30/2001 ****                            200,000          198,803
                                                                   -------------
                                                                     $11,615,067

TOTAL INVESTMENTS   (MID CAP INDEX TRUST)
(Cost: $56,292,604)                                                  $57,160,704
                                                                   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX TRUST

                                                           SHARES           VALUE
                                                           ------           -----
COMMON STOCKS - 79.83%
ADVERTISING - 0.10%
Avenue A., Inc. * (a)                                         200        $        264
HA-LO Industries, Inc. *                                      200                  60
Interpublic Group Companies, Inc.                           1,653              48,516
Lamar Advertising Company, Class A * (a)                      553              24,332
Ventiv Health, Inc. * (a)                                     100               2,064
                                                                         ------------
                                                                               75,236
AEROSPACE - 1.02%
AAR Corp.                                                     100               1,710
Aeroflex, Inc. *                                              250               2,625
B.F. Goodrich Company                                         434              16,483
BE Aerospace, Inc. *                                          100               1,905
Boeing Company                                              3,784             210,391
Esterline Technologies Corp. *                                100               2,175
GenCorp, Inc.                                                 218               2,790
General Dynamics Corp.                                        899              69,951
Honeywell International, Inc.                               3,595             125,789
Ladish, Inc. *                                                203               2,714
Lockheed Martin Corp.                                       1,946              72,099
Northrop Grumman Corp.                                        370              29,637
Orbital Sciences Corp. *                                      198                 768
Raytheon Company                                            1,539              40,861
REMEC, Inc. * (a)                                             150               1,860
Teledyne Technologies, Inc. *                                 100               1,520
Textron, Inc.                                                 717              39,464
United Technologies Corp.                                   2,123             155,531
Viasat, Inc. * (a)                                            116               2,770
                                                                         ------------
                                                                              781,043
AGRICULTURE - 0.01%
Cadiz, Inc. *                                                 219               2,017
Delta and Pine Land Company                                   100               1,965
Fresh Del Monte Produce *                                     290               3,199
Lesco, Inc. *                                                 100               1,192
                                                                         ------------
                                                                                8,373
AIR TRAVEL - 0.25%
Airtran Holdings, Inc. *                                      290               3,045
Alaska Air Group * (a)                                        100               2,890
America West Holding Corp., Class B *                         100                 997
AMR Corp. *                                                   634              22,906
Atlantic Coast Airlines Holdings, Inc. *                      200               5,998
Atlas Air, Inc. *                                             149               2,110
Continental Airlines, Inc., Class B *                         239              11,771
Delta Air Lines, Inc.                                         513              22,613
Frontier Airlines, Inc. *                                     150               1,698
Galileo International, Inc.                                   480              15,600
Mesa Air Group, Inc. * (a)                                    100               1,330
Mesaba Holdings, Inc. *                                       100                 922
Northwest Airlines Corp., Class A * (a)                       430              10,858
Skywest, Inc.                                                 239               6,692
Southwest Airlines Company                                  3,405              62,959
UAL Corp. (a)                                                 242               8,506
US Airways Group, Inc. *                                      331               8,043
                                                                         ------------
                                                                              188,938
ALUMINUM - 0.20%
Alcoa, Inc.                                                 3,888             153,187
                                                                         ------------

APPAREL & TEXTILES - 0.27%
Angelica Corp.                                                100               1,100
Brown Shoe, Inc.                                              100               1,805
Burlington Industries Inc. * (a)                              300                 690
Cintas Corp. (a)                                              727              33,624

                                                           SHARES           VALUE
                                                           ------           -----
APPAREL & TEXTILES - CONTINUED
Coach, Inc. *                                                 189        $      7,192
Cole Kenneth Productions, Inc., Class A * (a)                 160               3,224
Collins & Aikman Corp. *                                      516               3,199
Columbia Sportswear Company * (a)                             174               8,872
Cone Mills Corp. *                                            200                 258
FAB Industries, Inc.                                          531               7,514
G & K Services, Class A                                       100               2,690
Goodys Family Clothing, Inc. 8 *                              215                 862
Guess, Inc. * (a)                                             162               1,086
Guilford Mills Inc. *                                         100                 207
Interface, Inc., Class A                                      200               1,500
Jones Apparel Group, Inc. *                                   521              22,507
Kellwood Company (a)                                          100               2,310
Liz Claiborne, Inc. (a)                                       200              10,090
Mohawk Industries, Inc. * (a)                                 293              10,314
Nautica Enterprises, Inc. *                                   100               2,043
Oneida, Ltd. (a)                                              100               2,033
Oshkosh B'Gosh, Inc., Class A                                 100               3,325
Oxford Industries, Inc.                                       100               2,200
Pacific Sunwear of California * (a)                           100               2,243
Phillips Van Heusen Corp.                                     100               1,440
Polo Ralph Lauren Corp., Class A * (a)                        100               2,580
Quiksilver, Inc. *                                            100               2,500
Reebok International, Ltd. * (a)                              200               6,390
Russell Corp.                                                 100               1,699
Stride Rite Corp.                                             200               1,700
Superior Uniform Group, Inc.                                2,277              22,064
Timberland Company, Class A * (a)                             200               7,902
Unifi, Inc. * (a)                                             200               1,700
V. F. Corp.                                                   503              18,299
Vans, Inc. *                                                  100               2,350
Warnaco Group, Inc., Class A (a)                              200                  11
Wellco Enterprises Inc.                                       126               1,134
Wellman, Inc.                                                 100               1,790
Weyco Group Incorporated                                       73               1,697
Wolverine World Wide, Inc.                                    159               2,841
                                                                         ------------
                                                                              206,985
AUTO PARTS - 0.30%
Aftermarket Technology Corp. *                                150               1,103
American Axle & Manufacturing Holdings Inc. *                 170               2,890
Arvinmeritor, Inc.                                            250               4,185
Borg-Warner Automotive, Inc. (a)                              100               4,962
Copart, Inc. *                                                200               5,850
CSK Auto Corp. * (a)                                          150               1,245
Dana Corp. (a)                                                975              22,756
Danaher Corp.                                                 665              37,240
Delphi Automotive Systems Corp.                             2,479              39,490
Donnelly Corp.                                                100               1,420
Eaton Corp.                                                   288              20,189
Exide Corp.                                                   159               1,829
Federal Mogul Corp. * (a)                                     299                 505
Gentex Corp. *                                                446              12,430
Genuine Parts Company (a)                                     725              22,837
Hayes Lemmerz Intl, Inc. * (a)                                100                 640
Insurance Auto Auctions, Inc. *                               100               1,700
Modine Manufacturing Company                                  100               2,758
Sauer, Inc.                                                   275               2,599
Sports Resorts International Inc. * (a)                       151               1,845
Standard Motor Products, Inc., Class A                        100               1,330
Superior Industries International, Inc.                       100               3,830

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
AUTO PARTS - CONTINUED
TBC Corp. *                                                   177        $      1,696
Tower Automotive, Inc. * (a)                                  100               1,025
TRW, Inc.                                                     610              25,010
Visteon Corp.                                                 487               8,951
Vulcan International Corp.                                     42               1,672
                                                                         ------------
                                                                              231,987
AUTO SERVICES - 0.05%
AutoNation, Inc. *                                          1,903              22,075
Budget Group, Inc., Class A * (a)                             200                 480
Dollar Thrifty Automotive Group *                             100               2,400
Major Automotive Cos Inc. * (a)                                20                  45
Midas, Inc.                                                   100               1,260
Pennzoil-Quaker State Company                                 300               3,360
Sonic Automatic, Inc. * (a)                                   100               1,910
United Rentals, Inc. * (a)                                    268               6,954
                                                                         ------------
                                                                               38,484
AUTOMOBILES - 0.54%
Dura Automotive Systems, Inc. *                               100               1,600
Federal Signal Corp.                                          188               4,412
Ford Motor Company                                          8,305             203,888
General Motors Corp.                                        2,449             157,593
Lear Corp. *                                                  253               8,830
Marine Prods Corp.                                             60                 255
Miller Industries, Inc. *                                     200                 188
Monaco Coach Corp. *                                          100               3,320
Monro Muffler Brake Inc. *                                    100               1,285
NationsRent, Inc. *                                           200                  76
O'Reilly Automotive, Inc. *                                   200               5,740
PACCAR, Inc.                                                  317              16,300
Polaris Industries, Inc. (a)                                  100               4,580
Spartan Motors, Inc. *                                        200                 790
Tenneco Automotive, Inc. *                                    219                 714
Wabash National Corp. (a)                                     100               1,210
Winnebago Industries, Inc. (a)                                100               3,075
                                                                         ------------
                                                                              413,856
BANKING - 4.90%
1St Source Corp.                                              110               3,080
ABC Bancorp                                                   687               7,660
Alabama National BanCorp.                                     100               3,245
Ambanc Holding Company Inc.                                   100               1,930
Ameriana Bancorp                                              621               8,377
American National Bankshares, Inc.                            100               1,860
Americanwest BanCorp. *                                       110               1,199
AmSouth BanCorp.                                            1,845              34,114
Area Bancshares Corp.                                         150               2,475
Associated Banc-Corp                                          220               7,918
Astoria Financial Corp.                                       142               7,810
Bancorp Connecticut, Inc.                                     100               1,812
Bancorpsouth, Inc.                                            212               3,604
Bancwest Corp.                                                232               7,981
Bank America Corp.                                          7,287             437,439
Bank Corp. *                                                  174               1,221
Bank of New York, Inc.                                      3,285             157,680
Bank One Corp.                                              5,149             184,334
Bank United Corp. Litigation *                                100                  33
Banknorth Group, Inc.                                         538              12,186
Banner Corp.                                                  110               2,420
BB&T Corp.                                                  1,876              68,849
BOK Financial Corp. *                                         179               4,815
Boston Private Financial Holdings, Inc.                       100               2,240
Camco Financial Corp.                                         718               8,630

                                                           SHARES           VALUE
                                                           ------           -----
BANKING - CONTINUED
Camden National Corp.                                         100        $      1,600
Capitol Bancorp, Ltd.                                         100               1,385
Capitol Federal Financial                                     200               3,866
Cavalry Bancorp, Inc.                                         100               1,065
Cenit Bankcorp                                                100               2,950
Centennial Bancorp *                                          115                 949
Center Bancorp, Inc.                                          105               2,326
Chemical Financial Corp.                                       67               1,977
Chester Valley Bancorp, Inc.                                  105               1,481
Chittenden Corp.                                              100               3,365
Citizens Banking Corp. (a)                                    100               2,925
City Holding Company                                          100               1,306
City National Corp. (a)                                       135               5,979
Civic Bancorp *                                               105               1,617
CNB Financial Corp./ NY                                       100               1,842
Coastal Financial Corp.                                       100               1,225
Cobiz, Inc.                                                   100               2,275
Colonial Bancgroup, Inc. (a)                                  300               4,314
Columbia Bancorp                                              100               1,305
Comerica, Inc.                                                742              42,739
Commerce Bancorp, Inc.                                        100               7,010
Commerce Bancshares, Inc.                                     212               7,823
Commercial Bank of New York                                   100               3,147
Commercial Bankshares, Inc.                                 1,103              23,439
Commercial Federal Corp.                                      200               4,620
Community Bancshares, Inc.                                    100               3,775
Community First Bankshares, Inc.                              100               2,300
Community Savings Bankshares, Inc.                            100               1,445
Cullen Frost Bankers, Inc. (a)                                631              21,359
CVB Financial Corp.                                           110               2,112
Dime Bancorp, Inc.                                            372              13,857
Dime Bancorp, Inc. *                                          300                  84
Dime Community Bancorp, Inc.                                  100               3,392
Doral Financial Corp.                                         158               5,419
Drovers Bancshares Corp. *                                    105               2,877
East West Bancorp, Inc.                                       100               2,700
EFC Bancorp, Inc.                                           1,949              22,219
Esb Financial Corp.                                           710               8,981
F & M Bancorp                                                 100               2,980
F & M National Corp.                                          100               4,000
FFLC Bancorp, Inc.                                            380               7,167
Fidelity Bankshares Inc. New (a)                              241               3,468
Fifth Third Bancorp                                         2,524             151,566
Financial Institutions, Inc.                                  100               2,240
First Bancorp North Carolina (a)                              224               5,517
First Bancshares Texas, Inc. *                                100               1,360
First Bell Bancorp, Inc.                                      483               7,052
First Commonwealth Financial Corp.                            200               3,000
First Defiance Financial Corp.                                100               1,450
First Federal Financial Corp. Of Kentucky                     100               1,650
First Financial Bancorp                                       105               1,793
First Midwest Bancorp, Inc.                                   100               2,965
First Niagara Financial Group, Inc.                           100               1,553
First Oak Brook Bancshares, Inc., Class A (a)                 100               2,225
First Place Financial Corp. Delaware                        1,488              19,225
First Securityfed Financial, Inc.                             100               1,869
First Sentinel Bancorp, Inc.                                  200               2,714
First Tennessee National Corp. (a)                            470              16,314
First Union Corp.                                           4,325             151,115
First United Corp.                                            100               1,350

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
BANKING - CONTINUED
First Virginia Banks, Inc.                                    100        $      4,712
Firstfed America Bancorp, Inc.                                100               1,790
FirstMerit Corp.                                              294               7,762
Flag Financial Corp.                                          200               1,300
FleetBoston Financial Corp.                                 4,799             189,321
FMS Financial Corp.                                           761               6,126
FNB Financial Services Corp.                                  100               1,410
Foothill Independent Bancorp                                1,729              21,612
Gaston Federal Bancorp (a)                                  1,634              20,196
Georgia Financial, Inc.                                       100               1,541
Glacier Bancorp, Inc. (a)                                     110               2,090
Gold Banc Corp., Inc.                                         200               1,548
Golden State Bancorp, Inc.                                    504              15,523
Granite State Bankshares, Inc.                                100               2,300
Greater Bay Bancorp (a)                                       518              12,940
Greenpoint Financial Corp.                                    300              11,520
Guaranty Federal Bancshares, Inc.                             100               1,140
Hanmi Financial Corp. *                                       112               2,178
Heritage Financial Corp. Washington                           100               1,064
HF Financial Corp.                                            100               1,379
Hibernia Corp., Class A (a)                                   528               9,398
Home Federal Bancorp                                          100               2,145
Horizon Financial Corp.                                       230               2,438
Hudson City Bancorp, Inc.                                     350               8,081
Hudson United Bancorp                                         806              20,553
Huntington Bancshares, Inc.                                 1,898              31,032
Iberiabank Corp.                                              100               2,955
Independence Community Bank Corp.                             200               3,948
Independent Bank Corp.                                        100               1,974
Independent Bank Corp. of Michigan                            105               2,578
Indiana United Bancorp                                        105               1,733
Integra Bank Corp.                                            100               2,477
Investors Financial Services Corp.                            138               9,246
Irwin Financial Corp. (a)                                     100               2,515
James River Bankshares, Inc. * (a)                            527              12,637
KeyCorp                                                     1,753              45,666
Klamath First Bancorp, Inc.                                   543               7,993
Lakeland Financial Corp.                                      100               1,470
Lincoln Bancorp                                               100               1,410
M & T Bank Corp.                                              404              30,502
Main Street Bancorp, Inc.                                     100               1,115
Marshall & Ilsley Corp.                                       404              21,776
MBNA Corp.                                                  3,812             125,605
Mercantile Bankshares Corp.                                   200               7,826
Merchants Bancshares, Inc.                                    100               3,075
Metrowest Bkmass                                            1,069              12,026
National City Corp.                                         2,626              80,828
National Commerce Financial Corp.                           1,386              33,777
National Penn Bancshares, Inc.                                105               2,125
Net.B@nk, Inc. *                                              100               1,130
New York Community Bancorp, Inc. (a)                          150               5,647
North Fork BanCorp., Inc. (a)                                 631              19,561
Northern Trust Corp.                                          968              60,500
Northwest Bancorp, Inc.                                       200               2,100
Oak Hill Financial, Inc.                                      100               1,415
Old National Bancorp (a)                                      185               4,884
PAB Bankshares, Inc.                                          100               1,090
Pacific Capital Bancorp                                       100               3,045
Pacific Century Financial Corp. (a)                           244               6,293
Patriot Bank Corp.                                            100               1,005
People's Bank Corp.                                           100               2,331

                                                           SHARES           VALUE
                                                           ------           -----
BANKING - CONTINUED
PNC Bank Corp.                                              1,238        $     81,448
Popular, Inc.                                                 558              18,381
Progress Financial Corp. (a)                                  105                 835
Prosperity Bancshares, Inc.                                   100               2,393
Provident Bancorp, Inc. (a)                                   100               1,953
Provident Bankshares Corp.                                    105               2,619
Provident Financial Group, Inc. (a)                           151               4,971
Quaker City Bancorp, Inc. *                                   100               2,947
Republic Bancorp, Inc.                                        220               3,058
Republic Bancshares, Inc. *                                   100               1,688
Riggs National Corp.                                          100               1,699
Roslyn Bancorp, Inc.                                          200               5,260
Royal Bancshares Pennsylvania, Inc., Class A                  105               1,828
Royal Bank Canada Montreal Quebec (a)                         168               5,351
S & T Bancorp, Inc.                                           100               2,511
Savannah Bancorp, Inc.                                        110               2,167
Silicon Valley Bancshares *                                   200               4,400
Sky Financial Group, Inc.                                     220               4,165
SNB Bancshares, Inc.                                          100               1,450
South Alabama Bancorp, Inc.                                   100               1,130
South Financial Group, Inc. (a)                               100               1,888
Southside Bancshares Corp.                                    100               1,500
Southtrust Corp.                                            1,422              36,972
Southwest BanCorp. of Texas, Inc. *                           100               3,021
Sovereign Bancorp, Inc. (a)                                   831              10,803
State Bancorp, Inc.                                           113               1,973
State Financial Services Corp., Class A                       100               1,275
Sterling Financial Corp.                                       93               2,153
Summit Bankshares, Inc. (a)                                   100               1,882
SunTrust Banks, Inc. (a)                                    1,283              83,113
Susquehanna Bancshares, Inc.                                  100               2,035
TCF Financial Corp.                                           287              13,291
Trico Bancshares                                              100               1,680
Troy Financial Corp.                                          100               1,826
TrustCo Bank Corp. NY                                         230               3,071
Trustmark Corp.                                               200               4,064
U.S.B. Holding, Inc. (a)                                      100               1,525
Union Bankshares Corp.                                        100               1,560
Union Planters Corp.                                          864              37,670
UnionBanCal Corp. (a)                                       1,185              39,934
United Bankshares, Inc.                                       100               2,680
United National Bancorp                                       100               2,268
US  Bancorp (a)                                             8,614             196,313
Valley National Bancorp                                       231               6,549
VIB Corp. *                                                   109                 954
Virginia Commerce Bancorp Incorporated *                       67               1,072
Vista Bancorp, Inc.                                           110               2,217
W Holding Company, Inc.                                       100               1,300
Wachovia Corp.                                                862              61,331
Wainwright Bank & Trust Company                               104                 840
Warren Bancorp, Inc.                                          200               1,804
Warwick Community Bancorp                                      76               1,250
Washington Mutual, Inc.                                     3,807             142,953
Washington Trust Bancorp, Inc. (a)                            100               2,201
Waypoint Financial Corp.                                      308               3,850
Webfinancial Corp. *                                          134                 402
Wells Fargo & Company                                       7,672             356,211
Wesbanco, Inc. (a)                                            100               2,509
West Bank Corp.                                                78                 745
West Coast Bancorp                                            110               1,394

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
BANKING - CONTINUED
West Essex Bancorp Inc.                                        88        $      1,449
Westamerica BanCorp.                                          100               3,925
Westcorp, Inc.                                                100               2,120
Whitney Holding Corp.                                         100               4,690
Willow Grove Bancorp, Inc.                                    494               6,106
Wilmington Trust Corp. (a)                                    100               6,265
Wintrust Financial Corp.                                       69               1,715
Wvs Financial Corp.                                            78               1,073
Yardville National Bancorp                                    100               1,400
Zions BanCorp. (a)                                            512              30,208
                                                                         ------------
                                                                            3,743,176
BIOTECHNOLOGY - 1.79%
Affymetrix, Inc. * (a)                                        244               5,380
Amgen, Inc. *                                               4,697             285,014
Aviron * (a)                                                  128               7,296
Biogen, Inc. *                                                646              35,116
Chiron Corp. *                                                914              46,614
COR Therapeutics, Inc. * (a)                                  234               7,137
Exelixis, Inc. *                                              390               7,398
Genetech, Inc. *                                              752              41,435
Genzyme Corp. * (a)                                           856              52,216
Gilead Sciences, Inc. * (a)                                   632              36,776
Human Genome Sciences, Inc. *                                 543              32,716
IDEC Pharmaceuticals Corp. * (a)                              635              42,983
Immunex Corp. * (a)                                         2,417              42,902
MedImmune, Inc. *                                             969              45,737
Merck & Company, Inc.                                      10,410             665,303
Transkaryotic Therapies, Inc. * (a)                           100               2,945
Tularik, Inc. * (a)                                           302               7,801
                                                                         ------------
                                                                            1,364,769
BROADCASTING - 1.52%
A.H. Belo Corp., Series A (a)                                 385               7,253
Ackerley Communications, Inc. * (a)                           100               1,121
Acme Communications, Inc. *                                   100                 821
ACTV, Inc. *                                                  243                 809
Adelphia Communications Corp., Class A * (a)                  862              35,342
BHC Communications, Inc., Class A *                           101              14,038
Cablevision Systems Corp., Class A * (a)                      553              32,350
Charter Communications, Inc., Class A * (a)                 1,002              23,397
Chris Craft Industries, Inc. *                                100               7,140
Clear Channel Communications *                              2,607             163,459
Comcast Corp., Class A *                                    4,182             181,499
Cox Radio, Inc., Class A * (a)                                230               6,406
Crown Media Holdings, Inc., Class A * (a)                     282               5,231
Cumulus Media, Inc., Class A * (a)                            100               1,358
Dick Clark Productions, Inc. *                                110               1,101
EchoStar Communications Corp., Class A * (a)                1,042              33,782
Emmis Communications Corp., Class A *                         271               8,333
Entercom Communications Corp. * (a)                           224              12,009
Entravision Common Corp. *                                  1,042              12,817
Fox Entertainment Group, Inc., Class A *                      746              20,813
Gray Communications Systems, Inc.                             100               1,904
Gray Communications Systems, Inc., Class B                    100               1,510
Hearst Argyle Television, Inc. *                              330               6,600
Hispanic Broadcasting Corp. * (a)                             427              12,251
Insight Communications, Inc., Class A *                       319               7,975
Mediacom Communications Corp., Class A * (a)                  200               2,800
New Frontier Media, Inc. *                                    100                 260
On Command Corp. * (a)                                        100                 450
Paxson Communications Corp. * (a)                             200               2,700

                                                           SHARES           VALUE
                                                           ------           -----
BROADCASTING - CONTINUED
Pegasus Communications Corp., Class A * (a)                   381        $      8,572
Powerwave Technologies, Inc. *                                300               4,350
Proxim, Inc. * (a)                                            261               3,680
Radio One, Inc., Class A * (a)                                100               2,300
Radio Unica Communications *                                  100                 298
Regent Communications, Inc. *                                 100               1,199
Saga Communications, Inc., Class A * (a)                      100               2,374
Sinclair Broadcast Group, Inc., Class A *                     200               2,060
Sirius Satellite Radio, Inc. * (a)                            273               3,088
Spanish Broadcasting Systems, Inc., Class A *                 100                 821
TiVo, Inc. * (a)                                              100                 550
United Television, Inc. *                                     129              16,254
UnitedGlobalCom, Inc., Class A * (a)                          514               4,446
Univision Communications, Inc., Class A * (a)                 921              39,400
USA Networks, Inc. *                                        1,333              37,324
Viacom, Inc., Class B *                                     7,850             406,237
Westwood One, Inc. * (a)                                      559              20,599
Wink Communications, Inc. *                                   168                 430
XM Satellite Radio Holdings, Inc., Class A * (a)              100               1,620
Young Broadcasting, Inc., Class A *                            58               1,948
                                                                         ------------
                                                                            1,163,079
BUILDING MATERIALS & CONSTRUCTION - 0.04%
Apogee Enterprises, Inc.,                                     200               2,498
Armstrong Holdings, Inc. * (a)                                100                 355
Dycom Industries, Inc. * (a)                                  100               2,293
Elcor Corp. (a)                                               100               2,025
Haemonetics Corp. *                                           100               3,050
Harsco Corp.                                                  138               3,744
Hughes Supply, Inc. (a)                                       100               2,365
Lennox International, Inc.                                    200               2,190
NCI Building Systems, Inc. * (a)                              100               1,825
Owens-Corning Corp. * (a)                                     200                 402
R.P.M., Inc.                                                  372               3,422
Standard-Pacific Corp.                                        100               2,315
United States Concrete, Inc. *                                152               1,212
                                                                         ------------
                                                                               27,696
BUSINESS SERVICES - 2.14%
ABM Industries, Inc.                                          100               3,725
Acxiom Corp. *                                                380               4,974
Advanced Marketing Services, Inc.                             150               3,128
ADVO, Inc. *                                                  100               3,415
Amerco *                                                      100               2,230
American Management Systems, Inc. * (a)                       162               3,823
Anacomp, Inc. *                                               100                   5
Analysts International Corp.                                  151                 673
Answerthink Consulting Group *                                166               1,658
APAC Customer Services, Inc. *                                296                 938
Apollo Group, Inc., Class A * (a)                             945              40,115
Apropos Technology, Inc. * (a)                                280                 812
Arbitron, Inc. * (a)                                          145               3,495
Automatic Data Processing, Inc.                             2,860             142,142
Banta Corp.                                                   100               2,930
Barra, Inc. *                                                 136               5,324
BISYS Group, Inc. *                                           243              14,337
Black Box Corp. * (a)                                         100               6,736
Bowne & Company, Inc.                                         158               1,817
Braun Consulting, Inc. *                                      100                 805
Breakaway Solutions, Inc. * (a)                               100                  16
Bright Horizons Family Solutions *                            100               3,140
Brio Technology, Inc. * (a)                                   100                 730

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
BUSINESS SERVICES - CONTINUED
Career Education Corp. *                                      127        $      7,607
Catalina Marketing Corp. * (a)                                300               9,153
CCC Information Services Group, Inc. * (a)                    100                 594
CEC Entertainment, Inc. *                                     100               4,935
Cendant Corp. * (a)                                         3,409              66,475
Central Parking Corp. (a)                                     100               1,870
Ceridian Corp. *                                              727              13,937
Choicepoint, Inc. *                                           304              12,783
Coinstar, Inc. * (a)                                          100               2,225
Comdisco, Inc. *                                              829               1,103
Compucredit Corp. * (a)                                       170               1,879
Computer Horizons Corp. *                                     157                 488
Computer Sciences Corp. *                                     744              25,742
Computer Task Group, Inc. *                                   165                 601
Convergys Corp. *                                             765              23,141
Corporate Executive Board Company *                           420              17,640
Costar Group, Inc. *                                          100               2,630
CSG Systems International, Inc. * (a)                         486              27,585
Cuno, Inc. *                                                  100               3,000
Deluxe Corp.                                                  200               5,780
DeVry, Inc. *                                                 377              13,617
Diamondcluster International, Inc., Class A * (a)             100               1,273
Dun & Bradstreet Corp. *                                      443              12,493
Eclipsys Corp. *                                              180               5,058
Edgewater Technology, Inc. *                                  100                 350
Edison Schools, Inc., Class A * (a)                           263               6,007
eFunds Corp. * (a)                                            188               3,497
Electro Rent Corp. *                                          100               1,631
Electronic Data Systems Corp.                               2,102             131,375
Encompass Services Corp. *                                    292               2,613
Entrust Technologies, Inc. *                                  426               3,020
EpicEdge, Inc. *                                              100                  28
Excelon Corp. * (a)                                           100                 147
Exchange Applications, Inc. *                                 100                 108
FactSet Research Systems, Inc.                                140               4,998
First Consulting Group *                                      100                 720
First Data Corp.                                            1,763             113,273
Fiserv, Inc. *                                                589              37,684
Fluor Corp.                                                   303              13,680
Forrester Research, Inc. *                                    100               2,259
Franklin Covey Company *                                      100                 550
Futurelink Corp. * (a)                                         28                  28
Gartner Group, Inc., Class B *                                359               3,303
Getty Images, Inc. * (a)                                      335               8,797
Global Pmts, Inc. (a)                                         148               4,455
GTECH Holdings Corp. *                                        100               3,551
H & R Block, Inc.                                             369              23,819
Harcourt General, Inc.                                        302              17,573
Harte Hanks Communications                                    271               6,710
Heidrick & Struggles Intl, Inc. * (a)                         100               2,033
HNC Software, Inc. * (a)                                      100               2,500
Hollywood Media Corp. *                                       100                 599
Hooper Holmes, Inc. (a)                                       619               6,345
Hunt Corp.                                                    100                 650
Imagex.com, Inc. *                                            100                 125
Industri-Matematik Intl Corp. *                               100                 187
INFOCURE Corp. *                                              100                 238
Information Holdings, Inc. *                                  100               3,230
Information Resources, Inc. *                                 187               1,934
Insight Enterprises, Inc. * (a)                               150               3,675

                                                           SHARES           VALUE
                                                           ------           -----
BUSINESS SERVICES - CONTINUED
Intelidata Technologies Corp. * (a)                           259        $      1,528
Intelligroup, Inc. * (a)                                      100                  89
Interactive Data Corp. * (a)                                1,064               9,576
Interest Media Group Inc. * (a)                               100                 400
Intervoice, Inc. * (a)                                        100               1,100
Iron Mountain, Inc. * (a)                                     263              11,793
ITT Educational Services, Inc. *                              100               4,500
ITT Industries, Inc.                                          383              16,948
Jacobs Engineering Group, Inc. *                              100               6,523
Jupiter Media Metrix, Inc. * (a)                              194                 250
Kelly Services, Inc., Class A                                 100               2,425
Key3Media Group, Inc. *                                       277               3,216
Kforce.com, Inc. * (a)                                        100                 650
Korn/Ferry International * (a)                                100               1,550
Labor Ready, Inc. *                                           100                 524
Learning Tree International, Inc. * (a)                       100               2,296
Legato Systems, Inc. *                                        371               5,917
Lightbridge, Inc. *                                           159               3,085
Loch Harris, Inc. *                                         1,200                 126
Macrovision Corp. *                                           218              14,933
Management Network Group, Inc. *                              100                 610
Manpower, Inc.                                                707              21,139
Marchfirst, Inc. *                                            400                   1
MAXIMUS, Inc. * (a)                                           100               4,009
MedQuist, Inc. * (a)                                          155               4,600
MerchantOnline.com, Inc. *                                    200                  11
Modis Professional Services, Inc. *                           300               2,070
National Data Corp. (a)                                       100               3,240
National Processing, Inc. *                                   200               5,600
Navigant Consulting Company * (a)                             100                 820
NCR Corp. * (a)                                               422              19,834
NetLojix Communications, Inc. *                               300                  54
New England Business Service, Inc.                            100               1,920
Newpark Resources, Inc. * (a)                                 391               4,340
Nextcard, Inc. * (a)                                          200               2,210
NovaMed Eyecare, Inc. *                                       100                 231
Novo Networks, Inc. *                                         100                  35
Omnicom Group, Inc.                                           788              67,768
On Assignment, Inc. *                                         100               1,800
Organic, Inc. *                                               200                  86
Paxar Corp. *                                                 221               3,182
Paychex, Inc.                                               1,670              66,800
Pegasystems, Inc. *                                           173                 590
Penton Media, Inc. (a)                                        100               1,750
Plexus Corp. * (a)                                            200               6,600
Pre-Paid Legal Services, Inc. * (a)                           100               2,200
Probusiness Services, Inc. * (a)                              100               2,655
Professional Detailing, Inc. * (a)                            100               9,200
Profit Recovery Group Intl, Inc. * (a)                        169               1,937
Prosoft Development, Inc. * (a)                               100                 125
Protection One, Inc. *                                        500                 575
Quanta Services, Inc. * (a)                                   551              12,144
Quest Software, Inc. * (a)                                    477              18,007
R.H. Donnelley Corp. * (a)                                    100               3,200
R.R. Donnelley & Sons Company                                 525              15,593
Razorfish, Inc., Class A * (a)                                300                 162
Renaissance Learning Inc. * (a)                               153               7,740
Renaissance Worldwide, Inc. *                                 200                 266
Rent-A-Center, Inc. * (a)                                     100               5,260
Robert Half International, Inc. *                             872              21,704
Rollins, Inc. (a)                                             100               1,991

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
BUSINESS SERVICES - CONTINUED
RSA Security, Inc. * (a)                                      295        $      9,130
Sapient Corp. * (a)                                           512               4,992
Seachange International, Inc. *                               100               1,803
SEI Investment Company                                        482              22,847
Service Master Company                                      1,334              16,008
Silverline Technologies, Ltd.. ADR * (a)                       35                 109
SITEL Corp. *                                                 407                 651
Sonicwall, Inc. * (a)                                         273               6,882
Sothebys Holdings, Inc., Class A *                            200               3,226
Source Information Management Company * (a)                   100                 553
Spherion Corp. *                                              200               1,790
Stone & Webster, Inc. *                                       100                 132
SunGuard Data Systems, Inc. *                               1,176              35,292
Superior Consultant, Inc. *                                   100                 460
Svi Solutions, Inc. *                                         100                  92
Sykes Enterprises, Inc. *                                     100               1,100
Syntel, Inc. *                                                204               1,571
Systems & Computer Technology Corp. *                         152               1,376
Tanning Technology Corp. *                                    100                 485
Telespectrum Worldwide, Inc. *                                200                 112
Teletech Holdings, Inc. * (a)                                 283               2,544
TETRA Technologies, Inc. * (a)                                168               4,570
The Titan Corp. * (a)                                         340               7,786
TMP Worldwide, Inc. *                                         465              27,900
Total Systems Services, Inc.                                  882              25,049
Track Data Corp. *                                            300                 438
Tyco International, Ltd.                                    1,168              63,656
Unisys Corp. *                                              1,364              20,064
Universal Broadband Networks *                                100                   1
URS Corp. *                                                   100               2,700
Valassis Communications, Inc. * (a)                           230               8,234
Ventro Corp. * (a)                                            100                  40
Verado Holdings, Inc., Series B * (a)                         100                  22
Viad Corp.                                                    372               9,821
Virco Manufacturing Company                                   135               1,391
Voicenet, Inc. *                                              100                  50
Volt Information Sciences, Inc. *                              69               1,208
Wackenhut Corp. * (a)                                          57                 983
Wackenhut Corrections Corp. * (a)                             100               1,310
Wallace Computer Series, Inc.                                 100               1,654
Waste Connections, Inc. * (a)                                 100               3,160
Waste Holdings Inc. *                                          79                 600
Water Pik Technology, Inc. *                                  125               1,056
Watson Wyatt & Company Holdings, Class A *                     52               1,216
West Corp. *                                                  287               6,317
Whitman Education Group Inc. *                                 96                 274
Wireless Facilities, Inc. * (a)                               249               1,619
Workflow Management, Inc. *                                   100                 620
World Access, Inc. *                                          200                  10
Xcare Net Inc. * (a)                                          106               1,431
York Group Inc. *                                              88                 861
Zap.com Corp. *                                               200                  50
                                                                         ------------
                                                                            1,635,003
CHEMICALS - 1.01%
Aceto Corp. (a)                                               185               1,854
Air Products & Chemicals, Inc.,                             1,026              46,939
Airgas, Inc. *                                                296               3,522
Albemarle Corp.                                               180               4,171
Amcol International Corp.                                     273               1,638

                                                           SHARES           VALUE
                                                           ------           -----
CHEMICALS - CONTINUED
Cabot Corp.                                                   283        $     10,194
Cabot Microelectronics Corp. * (a)                            301              18,662
Calgon Carbon Corp.                                           277               2,174
Cambrex Corp.                                                 100               5,058
Chemfirst, Inc.                                               100               2,620
Crompton Corp.                                                456               4,970
Cytec Industries, Inc. *                                      159               6,042
Dionex Corp. * (a)                                            100               3,325
Dow Chemical Company                                        4,015             133,499
E.I. Du Pont De Nemours & Company                           4,692             226,342
Eastman Chemical Company                                      305              14,527
Engelhard Corp.                                             1,125              29,014
Ethyl Corp. *                                                 300                 405
Ferro Corp.                                                   100               2,181
FMC Corp. *                                                   100               6,856
Georgia Gulf Corp.                                            100               1,550
Great Lakes Chemical Corp. (a)                                194               5,985
Hawkins, Inc.                                                 718               6,283
Hercules, Inc. *                                              447               5,051
Hexcel Corp. * (a)                                            200               2,550
IMC Global, Inc.                                              685               6,987
Lubrizol Corp.                                                321               9,967
Lyondell Chemical Company (a)                                 417               6,413
MacDermid, Inc. (a)                                           100               1,800
Martek Biosciences Corp. * (a)                                100               2,850
Material Sciences Corp. *                                     151               1,492
Millennium Chemicals, Inc.                                    200               3,010
Minerals Technologies, Inc.                                   100               4,292
Mississippi Chemical Corp.                                    230                 711
Nl Industries, Inc.                                           198               2,742
Olin Corp.                                                    100               1,699
OM Group, Inc.                                                100               5,625
Omnova Solutions, Inc.                                        307               2,235
Penford Corp.                                                 100               1,160
Polyone Corp. (a)                                             371               3,862
PPG Industries, Inc.                                          755              39,690
Praxair, Inc.                                                 877              41,219
Quaker Chemical                                               100               1,900
Rohm & Haas Company                                           967              31,814
Schulman, Inc.                                                198               2,673
Scotts Company, Class A *                                     100               4,145
Sigma-Aldrich Corp.                                           337              13,015
Solutia, Inc. (a)                                             426               5,432
Spartech Corp. (a)                                            100               2,415
Techne Corp. * (a)                                            200               6,500
TETRA Technologies, Inc. *                                    100               2,445
Uniroyal Technology *                                         162               1,377
Valence Technology, Inc. * (a)                                170               1,093
Valhi, Inc.                                                   506               6,553
Valspar Corp. (a)                                             296              10,508
W. R. Grace & Company * (a)                                   314                 550
WD-40 Company                                                 100               2,610
Zoltek Companies Inc. *                                       126                 559
                                                                         ------------
                                                                              774,755
CELLULAR COMMUNICATIONS - 0.24%
AirGate PCS, Inc. *                                           122               6,344
Alamosa Holdings, Inc. * (a)                                  387               6,308
Nextel Communications, Inc., Class A * (a)                  3,388              59,290
Nextel Partners, Inc., Class A *                              718              11,144
Sprint Corp. (PCS Group), Series 1 * (a)                    4,187             101,116
                                                                         ------------
                                                                              184,202

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
COAL - 0.01%
Massey Energy Corp.                                           315        $      6,224
                                                                         ------------
COLLEGES & UNIVERSITIES - 0.01%
Corinthian Colleges, Inc. *                                   119               5,601
                                                                         ------------
COMPUTERS & BUSINESS EQUIPMENT - 4.56%
3Com Corp. *                                                2,011               9,552
3Dfx Interactive, Inc. *                                      100                  34
Act Manufacturing, Inc. * (a)                                 100               1,094
Actel Corp. *,                                                100               2,455
Adaptive Broadband Corp. *                                    100                  35
ADE Corp. *                                                   100               1,900
Advanced Digital Information *                                327               5,657
Advanced Radio Telecom Corp. *                                100                   1
Aether Systems, Inc. * (a),                                   213               1,885
Affiliated Computer Services, Inc., Class A *                 200              14,382
Allen Telecom, Inc. *                                         159               2,385
Apple Computer, Inc. *                                      1,521              35,363
Arguss Holdings, Inc. *                                       100                 498
Aspen Technology, Inc. *                                      100               2,420
Avanex Corp. * (a)                                            275               2,668
Avant Corp. * (a)                                             100               1,330
Avici Systems Inc. * (a)                                      417               3,574
Benchmark Electronics, Inc. * (a)                             100               2,436
Brocade Communications Systems, Inc. *                      1,015              44,650
Cabletron Systems, Inc. *                                   1,207              27,580
Cisco Systems, Inc. *                                      32,858             598,016
Clariti Telecommunication Intl *                              125                  23
Communication Intelligence Corp. * (a)                        300                 273
Compaq Computer Corp.                                       7,592             117,600
Concurrent Computer Corp. *                                   200               1,400
Crossroads Systems, Inc. *                                    100                 649
Cylink Corp. *                                                100                  58
Datastream Systems, Inc. *                                    100                 800
Delano Technology Corp. *                                     100                  33
Dell Computer Corp. *                                      11,672             305,223
DMC Stratex Networks, Inc. * (a)                              295               2,950
Echelon Corp. * (a)                                           160               4,922
Emachines, Inc. * (a)                                         400                  78
EMC Corp. *                                                 9,876             286,898
Extreme Networks, Inc. * (a)                                  480              14,160
FEI Company *                                                 100               4,100
FileNET Corp. * (a)                                           100               1,480
FSI International, Inc. *                                     169               2,366
Gateway, Inc. * (a)                                         1,454              23,918
General Magic, Inc. * (a)                                     200                 206
Gerber Scientific, Inc.                                       171               1,872
Handspring, Inc. * (a)                                        546               4,204
Helix Technology Corp.                                        100               3,048
Henry, Jack & Associates, Inc.                                812              25,172
Hewlett-Packard Company                                     8,715             249,249
Hutchinson Technology, Inc. *                                 100               1,905
Hypercom Corp. * (a)                                          183                 878
IBM Corp.                                                   7,921             895,073
Infocus Corp. * (a)                                           151               3,079
Ingram Micro, Inc., Class A *                                 291               4,217
Integrated Circuit Systems, Inc. *                            326               6,259
Intergraph Corp. *                                            200               3,080
International Fibercom, Inc. * (a)                            100                 250
Internet Pictures Corp. * (a)                                 100                  25
Internet Security Systems, Inc. * (a)                         279              13,548

                                                           SHARES           VALUE
                                                           ------           -----
COMPUTER & BUSINESS EQUIPMENT- CONTINUED
Iomega Corp. *                                              1,079        $      2,579
Ixia *                                                        237               4,503
Lexmark International Group, Inc., Class A *                  602              40,485
Maxim Integrated Products, Inc. *                           1,450              64,105
Maxtor Corp. * (a)                                            604               3,171
McDATA Corp., Class A *                                       500               8,775
Mechanical Technology, Inc. *                                 199               1,435
Mercury Computer Systems, Inc. *                              100               4,410
Micron Electronics, Inc. * (a)                                414                 658
MTS Systems Corp.                                             169               2,331
Myrient, Inc. *                                               100                  21
National Instruments Corp. * (a)                              421              13,662
NetIQ Corp. *                                                 236               7,384
Netro Corp. *                                                 237               1,005
Network Appliance, Inc. *                                   1,433              19,632
Network Peripherals, Inc. * (a)                               100               1,170
New Horizons Worldwide, Inc. *                                100               1,391
Nuance Communications * (a)                                   111               2,000
ONI Systems Corp. * (a)                                       610              17,019
Oplink Communications, Inc. * (a)                             670               2,513
Optical Cable Corp. * (a)                                     250               2,500
Packeteer, Inc. *                                             100               1,253
Palm, Inc. *                                                2,569              15,594
Perot Systems Corp., Class A * (a)                            402               7,276
Pinnacle Systems, Inc. *                                      179               1,083
Pitney Bowes, Inc.                                          1,128              47,511
Pixar * (a)                                                   259              10,567
Predictive Systems, Inc. * (a)                                100                 400
Quantum Corp. *                                             1,458              14,711
Quintus Corp. * (a)                                           100                   9
Radiant Systems, Inc. * (a)                                   100               1,612
Read Rite Corp. *                                             683               3,640
Redback Networks, Inc. * (a)                                  666               5,941
Remedy Corp. * (a)                                            100               3,480
Robotic Vision Systems, Inc. * (a)                            218                 360
Sabre Group Holdings, Inc. *                                  569              28,450
Sandisk Corp. *                                               342               9,538
Sanmina Corp. *                                             1,373              32,142
Socket Communications, Inc. * (a)                             179                 456
Spectralink Corp. *                                           100               1,301
Spectrasite Holdings, Inc. * (a)                              638               4,619
Standard Microsystems Corp. *                                 100               1,790
Storage Technology Corp. * (a)                                422               5,807
Stratos Lightwave, Inc. *                                     537               6,981
Structural Dynamics Research Corp. *                          168               4,116
Sun Microsystems, Inc. *                                   14,699             231,068
Sybase, Inc. *                                                894              14,706
Tech Data Corp. *                                             593              19,783
Tenfold Corp. *                                               100                  43
Teraforce Technology Corp. *                                  300                 114
Transmeta Corp. * (a)                                         733               4,090
Tricord Systems, Inc. * (a)                                   100                 271
Turnstone Systems, Inc. * (a)                                 200               1,400
Universal Display Corp. * (a)                                 100               1,960
VA Linux Systems, Inc. *                                      215                 753
Verity, Inc. *                                                100               1,995
Video Network Communications *                                179                 367
Virage Logic Corp. *                                          107               1,657
Visual Networks, Inc. * (a)                                   100                 875
Wave Systems Corp. * (a)                                      236               1,267

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
COMPUTER & BUSINESS EQUIPMENT - CONTINUED
Western Digital Corp. *                                       738        $      2,952
Western Multiplex Corp., Class A *                            632               4,342
White Electronic Designs Corp. *                              171                 740
Wind River Systems, Inc. * (a)                                479               8,363
Witness Systems, Inc. *                                       100               1,099
Wj Communication, Inc. * (a)                                  256               1,190
Xerox Corp. * (a)                                           3,756              35,945
Xybernaut Corp. * (a)                                         224               1,075
                                                                         ------------
                                                                            3,482,352
CONSTRUCTION MATERIALS - 0.30%
Applied Industrial Technologies, Inc.                         100               1,895
Centex Construction Products                                  100               3,250
Clarcor, Inc.                                                 148               3,974
Columbus McKinnon Corp.                                       100               1,125
Comfort Systems USA, Inc. * (a)                               260                 941
Dal-Tile International, Inc. *                                200               3,710
Diebold, Inc.                                                 403              12,956
Fastenal Company (a)                                          192              11,900
Florida Rock Industries, Inc.                                 100               4,690
Forest City Enterprises, Inc.                                 128               7,040
Granite Construction, Inc.                                    150               3,813
Griffon Corp. *                                               205               2,255
JLG Industries, Inc.                                          171               2,112
Lafarge Corp. (a)                                             259               8,679
Martin Marietta Materials, Inc.                               174               8,611
Masco Corp.                                                 2,131              53,190
Noland Company                                                100               2,280
Nordson Corp.                                                 196               4,569
Oshkosh Truck Corp., Class B                                  100               4,425
Precision Castparts Corp.                                     235               8,794
Regal Beloit Corp.                                            100               2,080
Roper Industries                                              137               5,720
Shaw Group, Inc. *                                            416              16,682
Sherwin-Williams Company                                    1,057              23,465
SpeedFam-IPEC, Inc. *                                         163                 520
Terex Corp. *                                                 100               2,120
Trinity Industries, Inc.                                      100               2,050
United States Aggregates, Inc. *                              100                 135
USG Corp. (a)                                                 100                 422
Vulcan Materials Company (a)                                  420              22,575
Washington Group Intl, Inc. *                                 200                  13
                                                                         ------------
                                                                              225,991
CONSTRUCTION & MINING EQUIPMENT - 0.22%
Astec Industries, Inc. * (a)                                  100               1,725
Caterpillar, Inc.                                           1,530              76,576
CDI Corp. *                                                   100               1,699
Dril-Quip, Inc. * (a)                                         100               2,153
Friede Goldman Halter, Inc. *                                 100                  44
Gulf Islands Fabrication, Inc. *                              100               1,440
Insituform Technologies, Inc., Class A * (a)                  100               3,650
Kaman Corp., Class A                                          100               1,770
Key Energy Services, Inc. *                                   368               3,989
Nabors Industries, Inc. *                                     714              26,561
Noble Drilling Corp. *                                        618              20,239
Offshore Logistics, Inc. * (a)                                100               1,900
Parker Drilling Company *                                     498               3,237
RPC, Inc.                                                     238               3,380
Santa Fe International Corp.                                  559              16,211
VIPC Communications, Inc. *                                   200                  20

                                                           SHARES           VALUE
                                                           ------           -----
CONSTRUCTION & MINING EQUIPMENT - CONTINUED
Vita Food Prods Inc. New *                                    281        $        562
W H Energy Services Inc. *                                    123               2,337
Williams Industries Inc. *                                    175                 683
                                                                         ------------
                                                                              168,176
CONTAINERS & GLASS - 0.15%
Ball Corp.                                                    100               4,756
Bemis, Inc. (a)                                               259              10,404
Crown Cork & Seal, Inc. *                                     482               1,807
Earthshell Corp. * (a)                                        511               1,737
Gaylord Container Corp., Class A *                            200                 210
Longview Fibre Company                                        200               2,464
Owens-Illinois, Inc. *                                        620               4,204
Packaging Corp. America *                                     413               6,414
Pactiv Corp. *                                                666               8,924
Sealed Air Corp. * (a)                                        531              19,780
Silgan Holdings, Inc. *                                       100               1,756
Smurfit-Stone Container Corp. *                             1,930              31,266
Sonoco Products Company                                       386               9,604
Temple-Inland, Inc.                                           171               9,113
West Pharmaceutical Services, Inc. (a)                        100               2,700
                                                                         ------------
                                                                              115,139
COSMETICS & TOILETRIES - 0.49%
Alberto Culver Company, Class B (a)                           239              10,048
Avon Products, Inc.                                         1,058              48,964
Estee Lauder Companies, Inc., Class A (a)                     679              29,265
Gillette Company                                            4,735             137,268
Helen Troy Ltd *                                              233               2,060
Intermediate Parfums, Inc. *                                  150               1,972
International Flavors & Fragrances, Inc.                      391               9,826
Kimberly-Clark Corp.                                        2,395             133,880
Nu Skin Enterprises, Inc., Class A                            179               1,521
Revlon, Inc., Class A * (a)                                   175               1,269
                                                                         ------------
                                                                              376,073
CRUDE PETROLEUM & NATURAL GAS - 0.40%
Barrett Resources Corp. *                                     132               7,788
Burlington Resources, Inc.                                  1,016              40,589
Cabot Oil & Gas Corp., Class A (a)                            100               2,440
Conoco, Inc., Class B                                       2,746              79,359
Evergreen Resources * (a)                                     100               3,800
Helmerich & Payne, Inc.                                       193               5,948
Marine Drilling Companies, Inc. *                             200               3,822
National Oilwell, Inc. *                                      340               9,112
Nuevo Energy Company *                                        100               1,630
Occidental Petroleum Corp.                                  1,607              42,730
Patterson Energy Inc. *                                       347               6,201
Pioneer Natural Resources Company *                           586               9,991
Sunoco, Inc. (a)                                              755              27,656
TEPPCO Partners LP                                            100               2,935
Transocean Offshore, Inc.                                   1,398              57,668
                                                                         ------------
                                                                              301,669
DOMESTIC OIL - 2.87%
Amerada Hess Corp.                                            430              34,744
Anadarko Petroleum Corp.                                    1,096              59,217
Ashland, Inc.                                                 243               9,744
Belco Oil & Gas Corp. *                                       207               1,863
Berry Petroleum Company, Class A                              100               1,450
Chesapeake Energy Corp. *                                     943               6,412
Chevron Corp. (a)                                           2,870             259,735
Denbury Resources, Inc. *                                     262               2,463
Devon Energy Corp.                                            589              30,922

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
DOMESTIC OIL - CONTINUED
Energysouth, Inc.                                             100        $      2,180
Enterprise Products Partners LP (a)                           100               3,952
EOG Resources, Inc.                                           492              17,491
Exxon Mobil Corp.                                          15,705           1,371,832
Forest Oil Corp. *                                            185               5,180
Freeport McMoran Copper & Gold, Inc., Class B * (a)           400               4,420
Frontier Oil Corp.                                            100               1,325
Giant Industries, Inc. *                                      100                 880
Grey Wolf, Inc. *                                             796               3,184
Halliburton Company                                         1,953              69,527
Holly Corp. (a)                                               100               3,675
Houston Exploration Company *                                 100               3,125
HS Resources, Inc. * (a)                                      100               6,480
Kerr-McGee Corp.                                              371              24,586
Key Production, Inc. *                                        100               1,665
Maverick Tube Corp. *                                         100               1,695
Maynard Oil Company *                                         100               1,940
McMoran Exploration Company *                                 100               1,500
Mitchell Energy & Development Corp., Class A                  200               9,250
Murphy Oil Corp.                                              388              28,557
Newfield Exploration Company *                                151               4,841
Noble Affiliates, Inc.                                        200               7,070
Patina Oil & Gas Corp.                                        100               2,650
Phillips Petroleum Company (a)                              1,104              62,928
Plains Resources, Inc. *                                      100               2,400
Pogo Producing Company (a)                                    208               4,992
Remington Oil Gas Corp. *                                     200               3,800
Seven Seas Petroleum, Inc. * (a)                              274                 658
Spinnaker Exploration Company * (a)                           100               3,986
Stone Energy Corp. *                                          139               6,158
Swift Energy Company * (a)                                    100               3,013
Syntroleum Corp. *                                            168               1,527
Tom Brown, Inc. *                                             152               3,648
Ultramar Diamond Shamrock Corp.                               795              37,564
Unit Corp. *                                                  100               1,585
Unocal Corp.                                                1,058              36,131
Valero Energy Corp. (a)                                       200               7,356
Vintage Petroleum, Inc.                                       200               3,740
Westport Resources Corp. *                                    235               4,935
Williams Clayton Energy, Inc. * (a)                           100               1,695
Wiser Oil Company Delaware *                                  136                 952
World Fuel Services Corp.                                     811               9,691
Xto Energy, Inc.                                              450               6,457
                                                                         ------------
                                                                            2,186,771
DRUGS & HEALTH CARE - 7.17%
Abbott Laboratories,                                        6,976             334,918
Accredo Health, Inc. *                                        212               7,884
Aclara Biosciences, Inc. *                                    100                 776
Advanced Tissue Sciences, Inc. *                              321               1,605
Advancepcs *                                                  125               8,006
Aetna United States Healthcare, Inc. * (a)                    552              14,280
Albany Molecular Research, Inc. * (a)                         312              11,859
Alkermes, Inc. * (a)                                          245               8,600
Allergan, Inc.                                                577              49,333
Alliance Pharmaceutical Corp. *                               200                 450
ALPHARMA, Inc., Class A (a)                                   146               3,979
American Home Products Corp.,                               5,909             345,322
AmeriSource Health Corp., Class A * (a)                       233              12,885
Amylin Pharmaceuticals, Inc. * (a)                            279               3,139

                                                           SHARES           VALUE
                                                           ------           -----
DRUGS & HEALTH CARE - CONTINUED
Andrx Corp. * (a)                                             293        $     22,561
Antigenics, Inc. * (a)                                        100               1,975
Aphton Corp. * (a)                                            100               2,190
Apogent Technologies, Inc. *                                  597              14,686
Applera Corp. (a)                                             843              22,550
Applera Corp.-Celera Genomics * (a)                           348              13,802
Apria Healthcare Group, Inc. *                                344               9,924
Aradigm Corp. *                                               100                 700
Arena Pharmaceuticals, Inc. * (a)                             250               7,623
Ariad Pharmaceuticals, Inc. *                                 100                 507
Arrow International, Inc.                                     100               3,840
ATS Medical, Inc. *                                           100               1,506
Avant Immunotherapeutics, Inc. *                              304               1,718
Axonyx, Inc. *                                                100                 415
AxyS Pharmaceuticals, Inc. * (a)                              217                 911
Barr Laboratories, Inc. * (a)                                 150              10,562
Bausch & Lomb, Inc.                                           200               7,248
Beckman Coulter, Inc. (a)                                     239               9,751
Becton Dickinson & Company                                  1,132              40,514
Bergen Brunswig Corp., Class A                                724              13,915
Beverly Enterprises, Inc. *                                   400               4,280
Bico Inc. *                                                 3,100                 118
Bio Technology General Corp. * (a)                            200               2,620
Biocryst Pharmaceuticals, Inc. * (a)                          100                 645
Biomarin Pharmaceutical, Inc. * (a)                           155               2,048
Biomet, Inc. *                                                919              44,167
Biopure Corp., Class A * (a)                                  100               2,637
Boston Scientific Corp. *                                   2,258              38,386
Bristol-Myers Squibb Company                                8,826             461,600
C.R. Bard, Inc.                                               401              22,837
Cardinal Health, Inc.                                       1,888             130,272
Cardiodynamics Intl Corp. * (a)                               263               1,331
Caremark Rx, Inc. * (a)                                     1,110              18,259
Carter Wallace, Inc.                                          189               3,657
Celgene Corp. * (a)                                           415              11,973
Cell Genesys, Inc. * (a)                                      100               2,050
Cell Pathways, Inc. * (a)                                     100                 633
Cell Therapeutics, Inc. * (a)                                 142               3,925
Celsion Corp. *                                               200                 120
Cephalon, Inc. * (a)                                          175              12,338
Cerus Corp. *                                                  98               7,112
Charles River Laboratories International *                    235               8,166
Chromavision Medical Systems, Inc. * (a)                      164                 823
CIMA Laboratories, Inc. * (a)                                 100               7,850
Closure Medical Corp. * (a)                                   100               2,297
Cobalt Corp.                                                  100                 700
Coherent, Inc. *                                              100               3,617
Colormax Technologies, Inc. *                                 100                   2
Columbia Laboratories, Inc. * (a)                             156               1,262
Community Health Systems, Inc. *                              608              17,936
Conmed Corp. *                                                100               2,605
Connetics Corp. * (a)                                         152               1,152
Corixa Corp. * (a)                                            200               3,414
Corvas International, Inc. *                                  100               1,178
Covance, Inc. *                                               200               4,530
Coventry Helath Care, Inc. *                                  200               4,040
Cryolife, Inc. *                                              150               6,137
Cubist Pharmaceuticals, Inc. * (a)                            100               3,800
Curagen Corp. * (a)                                           271               9,864
Curis Inc. *                                                  145                 915
CV Therapeutics, Inc. * (a)                                   100               5,700

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
DRUGS & HEALTH CARE - CONTINUED
Cyber Care, Inc. * (a)                                        310        $        388
Cyberonics, Inc. * (a)                                        100               1,690
Cygnus, Inc. * (a)                                            100               1,025
Cytogen Corp. *                                               392               2,117
Davita, Inc. *                                                300               6,099
Daxor Corp. *                                                 100               1,575
DENTSPLY International, Inc.                                  251              11,132
Diagnostic Products Corp.                                     200               6,640
Diametrics Medical, Inc. *                                    221                 667
Diversa Corp. *                                               100               2,034
Drugstore.com, Inc. * (a)                                     200                 226
Duane Reade, Inc. * (a)                                       100               3,250
eBenX, Inc. * (a)                                             100                 328
Edwards Lifesciences Corp. * (a)                              251               6,616
Eli Lilly & Company                                         5,084             376,216
Embrex, Inc. *                                                100               1,556
Emisphere Technologies, Inc. * (a)                            100               3,150
Endo Pharmaceutical Holdings, Inc. *                          922               8,150
Endocare, Inc. *                                              100               1,599
Enzo Biochem, Inc. * (a)                                      105               3,602
Enzon, Inc. *                                                 198              12,375
Express Scripts, Inc., Class A (a)                            340              18,710
First Health Group Corp. *                                    474              11,433
Forest Laboratories, Inc. *                                   778              55,238
Fusion Medical Technologies, Inc. * (a)                       100               1,000
Gene Logic, Inc. * (a)                                        100               2,180
Genelabs Technologies, Inc. * (a)                             200                 412
Genencor International, Inc. *                                343               5,450
Genome Therapeutics Corp. * (a)                               100               1,484
Genta, Inc. * (a)                                             242               3,240
Genzyme Transgenics Corp. *                                   100                 994
Geron Corp. * (a)                                             100               1,400
Guidant Corp. *                                             1,363              49,068
Health Management Association, Class A *                    1,456              30,634
Health Net, Inc. *                                            587              10,214
HEALTHSOUTH Corp. *                                         1,678              26,798
Hemispherx Biopharma, Inc. * (a)                              186               1,330
Henry Schein, Inc. *                                          274              10,976
Hillenbrand Industries, Inc.                                  265              15,134
Humana, Inc. *                                                979               9,643
I-STAT Corp. * (a)                                            100               1,474
ICN Pharmaceuticals, Inc.                                     448              14,211
ICOS Corp. * (a)                                              432              27,648
IDEXX Laboratories, Inc. * (a)                                100               3,125
IDX Systems Corp. * (a)                                       100               1,201
IGEN International, Inc. * (a)                                100               2,600
ILEX Oncology, Inc. * (a)                                     100               2,990
Imaging Diagnostic Systems, Inc. * (a)                        300                 294
Imatron, Inc. *                                               575               1,150
ImClone Systems, Inc. * (a)                                   347              18,322
Immune Response Corp. * (a)                                   100                 475
Immunogen, Inc. * (a)                                         158               3,160
Immunomedics, Inc. * (a)                                      215               4,601
Impath, Inc. * (a)                                            114               5,050
IMS Health, Inc.                                            1,308              37,278
INAMED Corp. * (a)                                            100               2,650
Inhale Therapeutic Systems * (a)                              200               4,600
Intermune Inc. * (a)                                          100               3,562
International Specialty Products *                            304               3,222
Intrabiotics Pharmaceuticals *                                100                 145
Invacare Corp.                                                100               3,863

                                                           SHARES           VALUE
                                                           ------           -----
DRUGS & HEALTH CARE - CONTINUED
Inverness Medical Technology, Inc. * (a)                      219        $      8,103
Irvine Sensors Corp. *                                        100                  68
Isis Pharmaceuticals, Inc. * (a)                              201               2,490
Ivax Corp. * (a)                                              990              38,610
King Pharmaceuticals, Inc. *                                  750              40,312
Kos Pharmaceuticals, Inc. *                                   100               3,950
Labone, Inc. *                                                100                 675
Landauer, Inc.                                                100               3,000
LCA Vision, Inc. *                                            273                 633
Lifepoint Hospitals, Inc. * (a)                               138               6,111
Ligand Pharmaceuticals, Inc., Class B *                       200               2,260
Lincare Holdings, Inc. *                                      484              14,525
Luminex Corp. * (a)                                           195               3,898
Manor Care, Inc. *                                            610              19,367
Maxygen, Inc. *                                               100               2,200
McKesson HBOC, Inc.                                         1,279              47,476
Medarex, Inc. * (a)                                           386               9,071
Medicis Pharmaceutical Corp., Class A *                       100               5,300
Medtronic, Inc.                                             5,418             249,282
Mentor Corp.                                                  100               2,850
MGI Pharma, Inc. *                                            100               1,250
Mid Atlantic Medical Services, Inc. *                         200               3,586
Millennium Pharmaceuticals, Inc. *                            997              35,473
Minimed, Inc. *                                               365              17,520
Miravant Medical Technologies * (a)                           100               1,140
Molecular Devices Corp. *                                     103               2,065
Mylan Labs, Inc. (a)                                          909              25,570
Myriad Genetics, Inc. *                                       170              10,764
NABI, Inc. *                                                  221               1,755
Nanogen, Inc. *                                               100                 679
NBTY, Inc. *                                                  264               3,284
NeoRx Corp. * (a)                                             100                 301
Neurocrine Biosciences, Inc. *                                100               3,999
Neurogen Corp. * (a)                                          100               2,295
Nexell Therapeutics, Inc. * (a)                                75                 157
Northfield Laboratories, Inc. * (a)                           100               1,750
Noven Pharmaceuticals, Inc. * (a)                             100               3,920
Novoste Corp. *                                               166               4,233
NPS Pharmaceuticals, Inc. * (a)                               100               4,020
Ocular Sciences, Inc. *                                       100               2,540
Omega Healthcare Invs *                                       200                 600
Omnicare, Inc.                                                382               7,716
Organogenesis, Inc. * (a)                                     161               1,191
Orthodontic Centers America, Inc. * (a)                       353              10,728
OSI Pharmaceuticals, Inc. * (a)                               150               7,889
Osteotech, Inc. *                                             100                 455
Owens & Minor, Inc.                                           165               3,135
Oxford Health Plans, Inc. *                                   382              10,925
Pacificare Health Systems * (a)                               100               1,630
Packard Bioscience Company * (a)                              417               3,461
Parexel International Corp. *                                 100               1,950
Patterson Dental Company *                                    294               8,820
Peregrine Pharmaceuticals, Inc. *                             300                 789
Perrigo Company *                                             301               5,024
Pfizer, Inc.                                               28,499           1,141,385
Pharmaceutical Product Development, Inc. *                    200               6,102
Pharmaceutical Resources, Inc. *                              150               4,604
Pharmacia & Upjohn, Inc.                                    5,812             267,061
Pharmacopeia, Inc. * (a)                                      100               2,400
Pharmacyclics, Inc. * (a)                                     178               6,034
Pharmos Corp. *                                               320               1,200

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
DRUGS & HEALTH CARE - CONTINUED
Practiceworks Inc. *                                           98        $        813
Praecis Pharmaceuticals, Inc. *                               373               6,132
Prime Hospitality Corp. *                                     200               2,370
Priority Healthcare Corp., Class B *                          200               5,656
Protein Design Laboratories, Inc. * (a)                       200              17,352
Province Healthcare Company * (a)                             150               5,294
PSS World Med, Inc. *                                         354               2,276
Psychemedics Corp.                                          1,373               5,835
Quest Diagnostics, Inc. * (a)                                 488              36,527
Quidel Corp. *                                                234               1,079
Quintiles Transnational Corp. *                               592              14,948
Regeneron Pharmaceuticals, Inc. * (a)                         161               5,579
Renal Care Group, Inc. * (a)                                  326              10,722
ResMed, Inc. * (a)                                            133               6,723
Resources Care, Inc. *                                        100                 826
Respironics, Inc. *                                           100               2,976
Ribozyme Pharmaceuticals, Inc. * (a)                          100               1,000
Safescience, Inc. * (a)                                       100                 200
Sangstat Medical Corp. *                                      100               1,638
Schering-Plough Corp.                                       6,580             238,459
SciClone Pharmaceuticals, Inc. * (a)                          171                 997
Scios, Inc. * (a)                                             200               5,002
Sepracor, Inc. * (a)                                          436              17,353
Sequenom, Inc. *                                              100               1,400
Sicor, Inc. *                                                 436              10,072
St. Jude Medical, Inc. *                                      490              29,400
STAAR Surgical Company * (a)                                  100                 483
STERIS Corp. *                                                290               5,815
Stryker Corp.                                                 946              51,888
Sunrise Assisted Living, Inc. * (a)                           100               2,625
Sunrise Technologies International * (a)                      200                 246
Supergen, Inc. *                                              100               1,473
Sybron Dental Specialties *                                   100               2,049
Syncor International Corp. *                                  183               5,673
Tanox, Inc. * (a)                                             367              11,579
Targeted Genetics Corp. *                                     226               1,469
Tenet Healthcare Corp. *                                    1,424              73,464
Texas Biotechnology Corp. *                                   207               1,735
Theragenics Corp. * (a)                                       160               1,787
Thoratec Labs Corp. *                                         278               4,323
Titan Pharmaceuticals, Inc. *                                 100               3,001
Triad Hospitals, Inc. * (a)                                   262               7,721
Triangle Pharmaceuticals, Inc. * (a)                          190                 889
Trigon Healthcare, Inc. *                                     145               9,403
Twinlab Corp. *                                               188                 485
United Therapeutics Corp. * (a)                               100               1,335
US Oncology, Inc. * (a)                                       375               3,334
Valentis, Inc. * (a)                                          170               1,063
Vasomedical, Inc. *                                           310               1,339
Vaxgen, Inc. * (a)                                            100               1,900
Versicor, Inc. *                                              124               1,555
Vertex Pharmaceuticals, Inc. * (a)                            253              12,524
Vical, Inc. *                                                 100               1,398
Vidamedinc *                                                  199               1,204
ViroPharma, Inc. * (a)                                        100               3,400
VISX, Inc. *                                                  253               4,896
Vital Signs, Inc.                                             100               3,305
Vivus * (a)                                                   185                 574
Von Pharmaceuticls, Inc. *                                    100                 882
Vysis Incorporated *                                           70               1,764
Watson Pharmaceuticals, Inc. * (a)                            466              28,724

                                                           SHARES           VALUE
                                                           ------           -----
DRUGS & HEALTH CARE - CONTINUED
Wilson Great Batch Technologies *                              91        $      2,639
XOMA, Ltd. *                                                  282               4,811
Young Innovations, Inc. *                                     100               2,240
Zevex International Inc. *                                     75                 270
Zila, Inc. *                                                  295                 788
Zonagen, Inc. * (a)                                           110                 338
                                                                         ------------
                                                                            5,470,925
EDUCATIONAL SERVICES - 0.02%
Education Management Corp. *                                  100               4,005
Strayer Education, Inc. (a)                                   100               4,875
Sylvan Learning Systems, Inc. *                               200               4,860
                                                                         ------------
                                                                               13,740
ELECTRICAL EQUIPMENT - 3.45%
A.O. Smith Corp.                                              100               1,790
Active Power, Inc. *                                          215               3,586
Advanced Energy Industries, Inc. * (a)                        135               5,571
American Power Conversion Corp. * (a)                         857              13,498
AMETEK, Inc.                                                  154               4,705
Anaren Microwave, Inc. * (a)                                  110               2,200
Anixter International, Inc. * (a)                             156               4,789
Artesyn Technologies, Inc. *                                  159               2,051
Audiovox Corp., Class A * (a)                                 100               1,110
AVX Corp.                                                     946              19,866
Baldor Electric Company                                       100               2,137
Barnes Group, Inc.                                            161               3,977
Belden, Inc. (a)                                              100               2,675
C-COR.Net Corp. *                                             100               1,200
Cable Design Technologies Corp. *                             150               2,424
Capstone Turbine Corp. * (a)                                  328               7,246
Catalytica Energy Systems, Inc. *                             332               7,204
Centraxx, Inc. *                                              100                  40
Cohu, Inc.                                                    100               2,250
Cooper Industries, Inc.                                       391              15,480
Dauphin Technology, Inc. *                                    200                 294
Dupont Photomasks, Inc. *                                      85               4,101
Electro Scientific Inds., Inc. *                              100               3,810
Emerson Electric Company                                    1,907             115,374
General Cable Corp.                                           174               3,228
General Electric Company                                   44,758           2,181,953
Genlyte Group, Inc. *                                         100               3,091
Harman International Inds., Inc.                              372              14,169
Hubbell, Inc., Class B                                        200               5,800
Johnson Controls, Inc.                                        470              34,061
Littelfuse, Inc. * (a)                                        100               2,679
Magnetek, Inc. *                                              100               1,250
Methode Electronics, Inc., Class A                            100                 860
Millipore Corp.                                               214              13,264
Molex, Inc. (a)                                               885              32,329
National Service Industries, Inc.                             100               2,257
NCT Group, Inc. *                                           1,000                 145
Plug Power, Inc. * (a)                                        193               4,155
Powell Industries, Inc. *                                     100               3,000
Power One, Inc. * (a)                                         300               4,992
Rayovac Corp. * (a)                                           100               2,130
SCI Systems, Inc. *                                           674              17,187
Sensormatic Electrics Corp. * (a)                             333               5,661
SLI, Inc.                                                     100                 825
Symbol Technologies, Inc.                                     967              21,467
Tektronix, Inc. *                                             413              11,213
Teleflex, Inc.                                                155               6,820
Thomas Industries, Inc.                                       100               2,950

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
ELECTRICAL EQUIPMENT - CONTINUED
Twin Disc, Inc.                                               100        $      1,585
Universal Electronics, Inc. *                                 100               1,800
Vicor Corp. *                                                 262               4,271
W.H. Brady Company, Class A                                   100               3,613
W.W. Grainger, Inc. (a)                                       392              16,135
Waters Instrs Inc.                                             98                 516
Watsco, Inc.                                                  164               2,312
Wesco International, Inc. *                                   164               1,492
Woodhead Industries                                            76               1,292
Xetel Corp. *                                                 159                 425
                                                                         ------------
                                                                            2,636,305
ELECTRIC UTILITIES - 2.04%
AES Corp. *                                                 2,387             102,760
Allegheny Energy, Inc.                                        493              23,787
Allete (a)                                                    255               5,738
Alliant Corp.                                                 200               5,830
Ameren Corp. (a)                                              529              22,588
American Electric Power, Inc. (a)                           1,391              64,222
Avista Corp. (a)                                              100               1,998
Bangor-Hydro Electric Company                                 100               2,658
Baycorp Holdings, Ltd. *                                      100                 950
Black Hills Corp.                                             100               4,023
Calpine Corp. * (a)                                         1,335              50,463
Central Vermont Public Service Corp.                          200               3,782
CH Energy Group, Inc. (a)                                     100               4,395
Cinergy Corp.                                                 594              20,760
Cleco Corp.                                                   200               4,550
CMS Energy Corp.                                              902              25,121
Conectiv, Inc.                                                300               6,480
Consol Energy, Inc.                                           383               9,690
Consolidated Edison, Inc. (a)                                 857              34,109
Constellation Energy Group, Inc.                              675              28,755
Dominion Resources, Inc.                                    1,037              62,355
DPL, Inc. (a)                                                 524              15,175
DQE, Inc.                                                     200               4,500
DTE Energy Company                                            546              25,356
Duke Energy Company                                         3,421             133,453
Edison International * (a)                                  1,652              18,420
El Paso Electric Company *                                    200               3,198
Empire District Electric Company (a)                          100               2,069
Energy East Corp.                                             980              20,492
Entergy Corp.                                                 937              35,971
Exelon Corp.                                                1,412              90,537
FirstEnergy Corp. (a)                                         902              29,008
Florida Public Utilities Company                              475               8,246
FPI Group, Inc.                                               735              44,254
GPU, Inc.                                                     495              17,399
Green Mountain Power Corp.                                    200               3,192
Hawaiian Electric Industries, Inc. (a)                        100               3,820
IDACORP, Inc.                                                 100               3,488
Kansas City Power & Light Company (a)                         200               4,910
Madison Gas & Electric Company                                100               2,780
MDU Resources Group, Inc.                                     253               8,005
Mirant Corp. *                                              2,605              89,612
Montana Power Company *                                       543               6,299
Newpower Holdings, Inc. * (a)                               1,491              13,419
Niagara Mohawk Holdings, Inc. *                               844              14,930
Northeast Utilities                                         1,285              26,664
NSTAR (a)                                                     255              10,853
OGE Energy Corp. (a)                                          200               4,522

                                                           SHARES           VALUE
                                                           ------           -----
ELECTRIC UTILITIES - CONTINUED
Orion Power Holdings, Inc. * (a)                              429        $     10,215
Otter Tail Power Company                                      100               2,775
PG&E Corp. *                                                1,657              18,558
Pinnacle West Capital Corp.                                   322              15,263
Potomac Electric Power Company (a)                            300               6,276
PPL Corp.                                                     629              34,595
Progress Energy, Inc.                                         855              38,407
Progress Energy, Inc. - CVO  *                                200                  90
Public Service Company of New Mexico (a)                      114               3,659
Public Service Enterprise Group, Inc. (a)                     900              44,010
Puget Energy, Inc. (a)                                        200               5,240
Reliant Energy, Inc.                                        1,280              41,229
RGS Energy Group, Inc. (a)                                    100               3,750
Southern Company                                            2,854              66,356
TECO Energy, Inc.                                             497              15,159
TXU Corp.                                                   1,083              52,190
Unisource Energy Corp. (a)                                    100               2,297
Wisconsin Energy Corp. (a)                                  1,160              27,573
WPS Resources Corp. (a)                                       100               3,525
Xcel Energy, Inc.                                           1,444              41,082
York Research Corp., Class A *                                189                 595
                                                                         ------------
                                                                            1,558,430
ELECTRONICS - 1.11%
Adaptec, Inc. *                                               376               3,737
Agilent Technologies, Inc. *                                2,057              66,853
Amkor Technology, Inc. * (a)                                  648              14,321
Amphenol Corp., Class A *                                     222               8,891
Anadigics, Inc. * (a)                                         100               2,300
Analog Devices, Inc. *                                      1,615              69,849
APW, Ltd. *                                                   242               2,456
Arrow Electronics, Inc. *                                     503              12,218
Asyst Technologies, Inc. * (a)                                100               1,350
Avid Technology, Inc. *                                       100               1,570
Avnet, Inc.                                                   493              11,053
Brooks Automation, Inc. * (a)                                 155               7,146
C & D Technologies, Inc.                                      329              10,199
Cambridge Technology Partners, Inc. *                         279                 988
Cellstar Corp. *                                              200                 430
Checkpoint Systems, Inc. * (a)                                174               3,097
CTS Corp.                                                     100               2,050
Cymer, Inc. * (a)                                             100               2,529
DDI Corp. *                                                   405               8,100
DSP Group, Inc. *                                             100               2,145
Electronics For Imaging, Inc. * (a)                           416              12,272
Emulex Corp. * (a)                                            330              13,332
Foundry Networks, Inc. * (a)                                  481               9,610
General Motors Corp., Class H *                             3,854              78,043
GenRad, Inc. * (a)                                            174               1,044
Glenayre Technologies, Inc. *                                 322                 412
Identix, Inc. *                                               163               1,019
Intermediate Telephone, Inc.                                  100               1,191
Jabil Circuit, Inc. *                                         854              26,354
Keithley Instrs, Inc. (a)                                      94               2,002
Kemet Corp. *                                                 484               9,588
L-3 Communications Holdings, Inc. * (a)                       166              12,666
Linear Technology Corp.                                     1,421              62,837
Lufkin Industries, Inc.                                       100               2,760
Lumenon Innovation Lightwave * (a)                            100                  54
Microchip Technology, Inc. * (a)                              929              31,056
Motorola, Inc.                                              9,836             162,884
MTI Technology Corp. *                                        100                 204

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
ELECTRONICS - CONTINUED
Network Access Solutions Corp. *                              100        $         31
PerkinElmer, Inc.                                             434              11,948
Rockwell International Corp.                                  917              34,956
Sawtek, Inc. *                                                263               6,188
Silicon Graphics, Inc. *                                      818               1,137
Silicon Storage Technology, Inc. * (a)                        360               3,647
Solectron Corp. *                                           2,905              53,162
Somera Communications, Inc. * (a)                             275               1,969
Stoneridge, Inc. *                                            181               1,946
Sycamore Networks, Inc. * (a)                               1,177              10,970
Technitrol, Inc.                                              234               6,084
Technology Solutions Company *                                326                 580
Thomas & Betts Corp. (a)                                      200               4,414
Trimble Navigation, Ltd. * (a)                                100               1,949
United Industrial Corp. (a)                                   184               3,082
Varian Medical Systems, Inc. *                                136               9,724
Varian, Inc. * (a)                                            145               4,684
Viasystems Group, Inc. *                                      659               1,984
Vicon Industries, Inc. *                                      256                 640
Video Display Corp. *                                         101                 515
Viisage Technology Inc. *                                      94                 227
Vishay Intertechnology, Inc. *                                754              17,342
Visionics Corporation Delaware *                              142                 888
Vixel Corp. *                                                 100                 250
Wells Gardner Electrs Corp. *                                 205                 810
Western Resources *                                            33                   0
Wireless Telecom Group Inc.                                   221                 661
X-Rite, Inc.                                                  162               1,432
Xata Corp. *                                                  126                 428
Xeta Corp. * (a)                                               91                 470
Zebra Technologies Corp., Class A *                           128               6,287
Zygo Corp. *                                                   73               1,624
                                                                         ------------
                                                                              848,639
ENERGY - 0.10%
Covanta Energy Corp. *                                        200               3,692
Dynegy, Inc., Class A                                       1,439              66,913
Fuelcell Energy, Inc. * (a)                                   164               3,787
NRG Energy, Inc. (a)                                          234               5,167
                                                                         ------------
                                                                               79,559
FINANCIAL SERVICES - 6.06%
A.G. Edwards, Inc.                                            499              22,455
Acacia Research Corp. * (a)                                   100               1,689
Acadia Realty Trust                                           300               2,094
Ace Cash Express, Inc. *                                      100               1,025
Aegis Realty Inc.                                             300               3,180
Alliance Capital Management Holding LP (a)                    828              43,934
Allied Capital Corp. (a)                                      252               5,834
Ambac Financial Group, Inc.                                   442              25,724
Amcore Financial, Inc.                                        100               2,404
America First Mortgage Invts, Inc.                            200               1,484
American Express Company                                    5,959             231,209
American Insured Mortgage Investors, Series 88, LP          2,271               8,283
American Residential Investment Trust *                       100                 203
Americredit Corp. *                                           376              19,533
Ameritrade Holding Corp., Class A * (a)                       693               5,516
Amresco Capital Trust SBI *                                   100                 833
Annaly Mortgage Management, Inc., REIT                        100               1,371
Arthur J. Gallagher & Company                                 307               7,982
Banyan Strategic Realty Trust SBI *                           300                 315
Bear Stearns Companies, Inc. (a)                              604              35,618

                                                           SHARES           VALUE
                                                           ------           -----
FINANCIAL SERVICES - CONTINUED
BNP Residential Properties, Inc.                              200        $      2,002
BP Prudhoe Bay Royalty Trust (a)                              100               1,430
BRT Realty Trust SBI                                          178               1,832
Capital One Financial Corp. (a)                               867              52,020
Cash America International, Inc.                              154               1,309
Charles Schwab Corp.                                        6,168              94,370
Charter One Financial, Inc.                                   845              26,955
Citigroup, Inc.                                            22,651           1,196,879
Community Financial Group, Inc.                               100               1,391
Compass Bancshares, Inc.                                      420              11,130
Concord EFS, Inc. * (a)                                     1,005              52,270
Corporate Office Properties Trust                             200               2,000
Correctional Properties Trust                                 200               2,848
Countrywide Credit Industries, Inc.                           490              22,481
Credit Acceptance Corp. * (a)                                 200               1,540
Cross Timbers Realty Trust                                    100               1,537
Delphi Financial Group, Inc.                                  100               3,850
Digitas, Inc. * (a)                                           288               1,267
Downey Financial Corp.                                        373              17,628
DVI, Inc. *                                                   100               1,760
Embarcadero Tech, Inc. * (a)                                  327               7,295
Equifax, Inc.                                                 605              22,191
Equity One, Inc. (a)                                          200               2,248
ETrade Group, Inc. * (a)                                    1,386               8,940
Federal Home Loan Mortgage Corp.                            3,123             218,610
Federal National Mortgage Association                       4,539             386,496
Fidelity Bancorp Inc.                                         307               6,831
Financial Federal Corp. * (a)                                 100               2,895
FINOVA Group Inc. *                                           200                 740
First Charter Corp.                                           150               2,813
First Ecom.com, Inc. *                                        100                  91
First Street BanCorp.                                         100               1,940
Franklin Resources, Inc.                                    1,143              52,315
Frontline Capital Group *                                     100                 150
Fulton Financial Corp. (a)                                    220               4,501
Golden West Financial Corp.                                   656              42,141
Goldman Sachs Group, Inc.                                     575              49,335
Heller Financial, Inc., Class A (a)                           164               6,560
Hoenig Group Inc. *                                           100               1,105
Household International, Inc.                               2,103             140,270
Hugoton Royalty Trust                                         200               2,512
Humphrey Hospitality Trust                                    300               1,017
Impac Mortgage Holdings, Inc.                                 400               2,860
Investment Technology Group * (a)                             100               5,029
Investors Real Estate Trust SBI                               367               3,230
Istar Financial, Inc.                                         430              12,126
ITLA Capital Corp. *                                          100               1,800
J. P. Morgan Chase & Company                                8,535             380,661
J.D. Edwards & Company *                                      473               6,688
Jameson Inns, Inc.                                            300               2,220
Jeffries Group, Inc.                                          100               3,240
John Hancock Financial Services                             1,342              54,029
Jones Lang Lasalle, Inc. *                                    100               1,320
Keystone Property Trust Corp.                                 100               1,339
Knight Trading Group, Inc. *                                  595               6,361
Krispy Kreme Doughnuts, Inc. * (a)                            284              11,360
Labranche & Company, Inc. * (a)                               259               7,511
Legg Mason, Inc. (a)                                          200               9,952
Lehman Brothers Holdings, Inc.                              1,094              85,058
Leucadia National Corp. (a)                                   211               6,847

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
FINANCIAL SERVICES - CONTINUED
Liberte Investors, Inc. *                                     280        $      1,184
Liberty Financial Companies, Inc. (a)                         233               7,561
Loudeye Technologies, Inc. *                                  100                $150
Malan Realty Investments, Inc.                                765               6,694
MB Financial Inc. *                                           100               2,600
MBIA, Inc.                                                    628              34,967
Medallion Financial Corp.                                     100               1,025
Mellon Financial Corp. (a)                                  2,123              97,658
Merrill Lynch & Company, Inc.                               3,588             212,589
Metris Companies, Inc. (a)                                    386              13,012
Mid-Atlantic Realty Trust SBI (a)                             200               2,500
Moodys Corp. (a)                                              720              24,120
Morgan Stanley Dean Witter & Company                        5,008             321,664
National Health Realty, Inc.                                  300               3,840
Nationwide Financial Services, Inc., Class A                  100               4,365
NCO Group, Inc. * (a)                                         100               3,093
net.Genesis Corp. *                                           100                  78
Net2000 Communication, Inc. *                                 100                 108
Neuberger Berman, Inc. (a)                                    190              12,920
New Century Equity Holdings *                                 200                 200
NOVA Corp. * (a)                                              262               8,240
Numerical Technologies, Inc. * (a)                            210               4,410
Ocwen Financial Corp. *                                       200               2,050
Onvia Common, Inc. *                                          200                 140
OTG Software, Inc. *                                          100                 700
Peoples Bancshares Inc. (a)                                   100               1,595
Philips International Realty Corp. *                          274               1,151
Photogen Technologies, Inc. * (a)                             100                 190
PMC Capital, Inc.                                             159               1,240
Providian Financial Corp. (a)                               1,261              74,651
Radian Group, Inc.                                            350              14,157
Ramco Gershenson Pptys Trust SBI                              200               3,440
Regions Financial Corp. (a)                                   949              30,368
Register.com, Inc. * (a)                                      100               1,549
Rental Way, Inc. * (a)                                        100               1,090
Resource America, Inc.                                        100               1,310
Resource Bancshares Mortgage Group, Inc.                      300               2,190
Richmond County Financial Corp.                               100               3,752
Roberts Realty Investments, Inc.                              200               1,600
Siebert Financial Corp. * (a)                                 100                 466
Sizeler Property Investments, Inc.                            300               2,841
State Street Corp.                                          1,408              69,682
Sterling Bancshares, Inc.                                     100               1,918
Switchboard, Inc. *                                           164                 968
Synovus Financial Corp.                                     1,494              46,882
Tarragon Realty Investments, Inc. *                           110               1,326
TC Pipelines LP                                               100               2,300
TD Waterhouse Group, Inc. * (a)                               471               5,148
The Intercept Group, Inc. * (a)                               100               3,800
Thornburg Mortgage Asset Corp.                                100               1,551
Transcontinental Realty Invts *                               100               1,300
Triad Guaranty, Inc. *                                        100               4,000
United Community Financial Corp.                              200               1,740
United Investments Realty Trust                               300               1,956
USA Education, Inc.                                           726              52,998
Waddell & Reed Financial, Inc., Class A (a)                   382              12,129
Webster Financial Corp.                                       100               3,278
Wesco Financial Corp. (a)                                      64              22,266
WFS Financial, Inc. *                                         100               3,075
Willis Lease Finance Corporation *                             76                 841
WIT Soundview Group, Inc. *                                   497                 910

                                                           SHARES           VALUE
                                                           ------           -----
FINANCIAL SERVICES - CONTINUED
World Acceptance Corp. *                                      183        $      1,685
Ziegler Companies, Inc.                                       100               1,600
                                                                         ------------
                                                                            4,628,623
FOOD & BEVERAGES - 2.18%
Alico, Inc.                                                   100               3,206
American Italian Pasta Company, Class A *                     100               4,640
Archer-Daniels-Midland Company                              2,784              36,192
Aurora Foods, Inc. *                                          373               2,044
Bob Evans Farms, Inc.                                         100               1,800
Bridgford Foods Corp.                                         160               2,099
Campbell Soup Company                                       1,860              47,895
Chiquita Brands Intl, Inc. * (a)                              300                 426
Coca-Cola Enterprises, Inc. (a)                             1,862              30,444
ConAgra, Inc.                                               2,356              46,672
Constellation Brands, Inc., Class A *                         162               6,642
Corn Products International, Inc.                             100               3,200
Dean Foods Company                                            100               4,020
Del Monte Foods Company *                                     200               1,676
Dole Food, Inc.                                               200               3,810
Dreyers Grand Ice Cream, Inc. (a)                             100               2,790
Earthgrains Company (a)                                       164               4,264
Fleming Companies, Inc. (a)                                   157               5,605
Flowers Foods, Inc. * (a)                                      60               1,881
General Mills, Inc.                                         1,248              54,637
H.J. Heinz Company                                          1,515              61,948
Hain Celestial Group, Inc. * (a)                              100               2,200
Hershey Foods Corp.                                           589              36,347
Hines Horticulture, Inc. *                                    235                 921
Hormel Foods Corp.                                            581              14,142
IBP, Inc. (a)                                                 506              12,776
International Multifoods Corp.                                100               2,075
Interstate Bakeries Corp.                                     200               3,200
Kellogg Company                                             1,775              51,475
Lance, Inc.                                                   176               2,376
Maui Land & Pineapple, Inc. *                                 100               2,554
McCormick & Company, Inc.                                     288              12,102
National Beverage Corp. *                                     167               1,545
Pepsi Bottling Group, Inc.                                    841              33,724
Pepsiamericas, Inc.                                           803              10,680
PepsiCo, Inc.                                               6,502             287,388
Performance Food Group Company *                              232               6,392
Pilgrims Pride Corp. (a)                                      184               2,309
Quaker Oats Company                                           571              52,104
Ralcorp Holdings, Inc. *                                      167               3,130
Ralston Purina Company                                      1,385              41,578
Sanderson Farms, Inc.                                         100               1,267
Sara Lee Corp.                                              3,487              66,044
Sensient Technologies Corp.                                   163               3,345
Smithfield Foods, Inc. *                                      200               8,060
Suiza Foods Corp. * (a)                                       100               5,310
SUPERVALU, Inc.                                               466               8,178
SYSCO Corp.                                                 3,026              82,156
Tasty Baking Corp.                                            100               1,761
The Coca-Cola Company                                      11,224             505,080
The Steak And Shake Company *                                 204               1,887
Tootsie Roll Industries, Inc.                                 206               7,939
Triarc Companies, Inc., Class A *                             100               2,620
Tyson Foods, Inc., Class A (a)                              1,923              17,711
United Natural Foods, Inc. *                                  100               2,095
Weider Nutrition International, Inc., Class A                 208                 468
Wm. Wrigley Jr. Company                                       990              46,381

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
FINANCIAL SERVICES - CONTINUED
Yocream International Inc. *                                  175        $        560
                                                                         ------------
                                                                            1,665,771
FOREST PRODUCTS - 0.03%
Caraustar Industries, Inc.                                    100                 920
Georgia-Pacific Corp. (Timber Group)                          306              10,940
Louisiana Pacific Corp.                                       300               3,519
Pope & Talbot, Inc.                                           100               1,291
Rayonier, Inc.                                                100               4,645
Universal Fast Products, Inc.                                 100               2,250
Wausau-Mosinee Paper Corp.                                    200               2,578
Wickes, Inc. *                                                113                 497
                                                                         ------------
                                                                               26,640
FUNERAL SERVICES - 0.01%
Service Corp. International *                               1,167               7,422
Stewart Enterprises, Inc., Class A *                          424               3,095
                                                                         ------------
                                                                               10,517
FURNITURE & FIXTURES - 0.05%
Advanced Lighting Technologies, Inc. *                        100                 440
Chromcraft Revington Inc. *                                   100                 960
Ethan Allen Interiors, Inc. (a)                               144               4,680
Furniture Brands International, Inc. *                        183               5,124
Kimball International, Inc., Class B                          241               4,362
La-Z-Boy, Inc. (a)                                            200               3,700
Leggett & Platt, Inc.                                         798              17,580
Steelcase, Inc.                                               100               1,195
                                                                         ------------
                                                                               38,041
GAS & PIPELINE UTILITIES - 0.86%
AGL Resources, Inc.                                           100               2,375
American Water Works Company, Inc. (a)                        390              12,858
Atmos Energy Corp. (a)                                        100               2,446
California Water Service Group                                100               2,565
Cascade Natural Gas Corp.                                     100               2,130
Chesapeake Utilities Corp. (a)                                100               1,888
Cooper Cameron Corp. *                                        203              11,327
Delta Natural Gas, Inc.                                       417               8,173
El Paso Corp.                                               2,220             116,639
Energen Corp.                                                 100               2,760
Enron Corp.                                                 3,361             164,689
Equitable Resources, Inc.                                     242               8,061
Global Industries, Ltd. * (a)                                 401               5,000
Keyspan Corp.                                                 735              26,813
Kinder Morgan, Inc. (a)                                       491              24,673
Louis Dreyfus Natural Gas Corp. *                             238               8,294
National Fuel Gas Company                                     100               5,199
NICOR, Inc. (a)                                               100               3,898
NiSource, Inc.                                                835              22,821
Northwestern Corp.                                            100               2,240
Ocean Energy, Inc.                                            767              13,384
ONEOK, Inc.                                                   200               3,940
Peoples Energy Corp.                                          100               4,020
Philadelphia Suburban Corp.                                   189               4,820
Piedmont Natural Gas, Inc.                                    100               3,552
Questar Corp.                                                 300               7,428
RGC Resources, Inc.                                           395               7,900
SCANA Corp.                                                   835              23,714
Semco Energy, Inc. (a)                                        100               1,500
Sempra Energy                                                 808              22,091
Sierra Pacific Resources (a)                                  200               3,198
Southern Union Company * (a)                                  202               4,121
Southwest Gas Corp.                                           100               2,368

                                                           SHARES           VALUE
                                                           ------           -----
GAS & PIPELINE UTILITIES - CONTINUED
Southwest Water Company                                       125        $      1,819
Southwestern Energy Company *                                 100               1,225
Transmontaigne, Inc. *                                        190               1,102
UGI Corp.                                                     100               2,700
Utilicorp United, Inc. (a)                                    469              14,328
Vectren Corp. (a)                                             726              15,028
Western Gas Resources, Inc.                                   100               3,260
Western Resources, Inc. (a)                                   200               4,300
WGL Holdings, Inc.                                            100               2,711
Williams Companies, Inc.                                    2,152              70,908
                                                                         ------------
                                                                              654,266
GOLD - 0.01%
Homestake Mining Company (a)                                  700               5,425
Meridian Gold, Inc. *                                         300               2,385
                                                                         ------------
                                                                                7,810
HEALTHCARE PRODUCTS - 1.09%
Baxter International, Inc.                                  2,628             128,772
Bruker Daltonics, Inc. * (a)                                  527               7,942
Cytyc Corp. *                                                 600              13,830
EPIX Medical, Inc. *                                          100               1,235
Johnson & Johnson (a)                                      13,572             678,600
                                                                         ------------
                                                                              830,379
HEALTHCARE SERVICES - 0.34%
HCA Healthcare Company                                      2,474             111,800
Laboratory Corp. of America Holdings *                        308              23,685
Unitedhealth Group, Inc.                                    1,422              87,809
Universal Health Services, Inc., Class B * (a)                238              10,829
Wellpoint Health Networks, Inc., Class A *                    263              24,785
                                                                         ------------
                                                                              258,908
HOMEBUILDERS - 0.10%
Centex Corp.                                                  224               9,128
Champion Enterprises, Inc. *                                  200               2,276
Clayton Homes, Inc.                                           545               8,567
Crossmann Communities, Inc. (a)                               100               3,969
D.R. Horton, Inc.                                             265               6,015
Hovnanian Enterprises, Inc., Class A * (a)                    100               1,451
Lennar Corp. (a)                                              268              11,176
M.D.C. Holdings, Inc.                                         110               3,894
NVR, Inc. * (a)                                                54               7,992
Oakwood Homes Corp. *                                          60                 300
Palm Harbor Homes, Inc. * (a)                                 100               2,175
Pulte Corp. (a)                                               152               6,480
Ryland Group, Inc. (a)                                        100               5,060
Toll Brothers, Inc. * (a)                                     100               3,931
Walter Industries Inc.                                        200               2,380
                                                                         ------------
                                                                               74,794
HOTELS & RESTAURANTS - 0.68%
Applebees International, Inc.                                 150               4,800
Argosy Gaming Corp. *                                         100               2,776
Aztar Corp. *                                                 161               1,948
Bally Total Fitness Holding Corp. * (a)                       100               2,961
Boca Resorts, Inc., Class A *                                 190               2,799
Boyd Gaming Corp. *                                           495               2,846
Brinker International, Inc. *                                 482              12,460
Buca, Inc. * (a)                                              100               2,175
CBRL Group, Inc.                                              200               3,390
Chart House Enterprises, Inc. * (a)                           200                 392
Cheesecake Factory * (a)                                      225               6,367
Choice Hotels, Inc. * (a)                                     216               3,240
Darden Restaurants, Inc.                                    1,010              28,179

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
HOTELS & RESTAURANTS - CONTINUED
Extended Stay America, Inc. *                                 427        $      6,405
Frischs Restaurants, Inc.                                     100               1,385
Hilton Hotels Corp.                                         1,626              18,862
IHOP Corp. *                                                  100               2,685
Isle of Capri Casinos, Inc. * (a)                             160               1,504
Jack In the Box, Inc. *                                       100               2,610
Landrys Seafood Restaurant, Inc.                              100               1,700
Lone Star Steakhouse & Saloon                                 100               1,299
Mandalay Resort Group * (a)                                   317               8,686
Marcus Corp.                                                  100               1,395
Marriott International, Inc., Class A                       1,074              50,843
McDonalds Corp.                                             5,869             158,815
MGM Grand, Inc. * (a)                                         767              22,979
NPC International, Inc. *                                     198               2,138
O'Charley's, Inc. *                                           100               1,938
Outback Steakhouse, Inc. *                                    410              11,808
Panera Bread Company, Class A * (a)                           100               3,157
Papa Johns International, Inc. * (a)                          100               2,535
Ruby Tuesday, Inc.                                            200               3,420
Ryan's Family Steak Houses, Inc. *                            100               1,225
Shuffle Master, Inc. *                                        225               4,725
Sizzler International, Inc. *                                 300                 435
Sonic Corp. *                                                 150               4,759
Starbucks Corp. * (a)                                       1,710              39,330
Starwood Hotels & Resorts SBI, Class B                        817              30,458
Station Casinos, Inc. * (a)                                   222               3,552
Ticketscom, Inc. *                                            200                  76
Trendwest Resorts, Inc. * (a)                                 150               3,510
Tricon Global Restaurants, Inc. *                             641              28,140
Uno Restaurant Corp. *                                        157               1,484
Wendy's International, Inc.                                   527              13,460
Westcoast Hospitality Corp. *                                 128                 956
WMS Industries, Inc. * (a)                                    100               3,217
Wyndham International, Inc., Class A *                        600               1,500
                                                                         ------------
                                                                              515,324
HOUSEHOLD APPLIANCES - 0.14%
American Standard Companies, Inc. *                           291              17,489
Applica, Inc. *                                               100                 796
Bassett Furniture Industries Inc.                             100               1,258
Black & Decker Corp.                                          691              27,267
Blyth Industries, Inc. (a)                                    172               4,422
Consolidated Tomoka Land Company                              100               1,520
Drew Industries, Inc. *                                       168               1,260
Eastern Company                                               100               1,530
Fedders USA, Inc.                                             200               1,040
Flexsteel Industries Inc.                                     630               7,548
International Aluminum Corp.                                  100               2,115
KB HOME (a)                                                   150               4,526
Lifetime Hoan Corp.                                           885               6,275
Maytag Corp.                                                  366              10,709
Mission West Properties, Inc.                                 100               1,210
Sunbeam Corp. * (a)                                           400                  25
Transtechnology Corp. *                                       100                 872
Westpoint Stevens, Inc. (a)                                   174                 240
Whirlpool Corp.                                               254              15,875
Wilshire Oil Company Texas *                                  244                 939
                                                                         ------------
                                                                              106,916
HOUSEHOLD PRODUCTS - 0.91%
Boyds Collection, Ltd. *                                      200               2,484
Church & Dwight, Inc.                                         159               4,047
Clorox Company                                              1,038              35,136

                                                           SHARES           VALUE
                                                           ------           -----
HOUSEHOLD PRODUCTS -
Colgate-Palmolive Company                                   2,580        $    152,194
Crown Castle International Corp. * (a)                        936              15,350
Department 56, Inc. *                                         100                 765
Dial Corp.                                                    388               5,529
Energizer Holdings, Inc. *                                    715              16,409
Fortune Brands, Inc.                                          649              24,896
Graphic Packaging Intl Corp. *                                310               1,473
Martha Stewart Living, Inc., Class A * (a)                    100               2,310
Newell Rubbermaid, Inc.                                     1,163              29,191
Playtex Products, Inc. * (a)                                  282               3,017
Procter & Gamble Company                                    5,869             374,442
Snap-On, Inc.                                                 200               4,832
The Stanley Works                                             352              14,742
Topps, Inc. *                                                 200               2,338
Tupperware Corp.                                              200               4,686
                                                                         ------------
                                                                              693,841
INDUSTRIAL MACHINERY - 0.56%
ABC Rail Products Corp. *                                     100                 104
AGCO Corp. (a)                                                265               2,425
Alamo Group, Inc.                                             100               1,425
Albany Intl Corp., Class A *                                  163               3,081
Ampco-Pittsburgh Corp.                                        100               1,130
AptarGroup, Inc.                                              149               4,832
Briggs & Stratton Corp. (a)                                   100               4,210
Cascade Corp.                                                 100               1,000
Circor International, Inc.                                    100               1,805
Cognex Corp. * (a)                                            339              11,475
Crane Company                                                 256               7,936
Cummins Engine, Inc. (a)                                      144               5,573
Deere & Company                                             1,055              39,932
Dover Corp.                                                   902              33,960
Flow International Corp. *                                    100               1,080
Flowserve Corp. *                                             153               4,705
Foster Wheeler Ltd                                            200               1,810
Gardner Denver, Inc. *                                        100               2,055
GenTek, Inc.                                                  150                 795
Graco, Inc.                                                   150               4,950
Grant Pride, Inc. * (a)                                       643              11,246
Hardinge Brothers, Inc.                                       100               1,448
Idex Corp.                                                    100               3,400
IIC Industries, Inc. *                                        551               7,714
Illinois Tool Works, Inc.                                   1,344              85,075
Ingersoll-Rand Company                                        749              30,859
Kaydon Corp.                                                  100               2,565
Kennametal, Inc. (a)                                          100               3,690
Lindsay Manufacturing Company                                 100               1,900
Manitowoc, Inc. (a)                                           100               2,950
Milacron, Inc.                                                100               1,567
Mueller Industry, Inc. *                                      132               4,344
NN, Inc.                                                      161               1,633
Osmonics, Inc. *                                              173               2,387
Pall Corp.                                                    548              12,894
Parker-Hannifin Corp.                                         508              21,560
Pentair, Inc.                                                 328              11,086
Presstek, Inc. * (a)                                          168               2,016
Quixote Corp.                                                 100               2,857
Roanoke Electric Steel Corp.                                  100               1,746
Semitool, Inc. *                                              151               1,801
SPX Corp. *                                                   219              27,414
Stewart & Stevenson Services, Inc.                            100               3,300

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
INDUSTRIAL MACHINERY - CONTINUED
Tecumseh Products Company, Class A                            113        $      5,594
Thermo Electron Corp. *                                       925              20,369
Thermo Fibertek, Inc. *                                       397               1,151
Titan International, Inc. Illinois                            273               1,114
Tredegar Industries, Inc.                                     156               2,987
U.S. Industries, Inc. (a)                                     200                 820
UNOVA, Inc. * (a)                                             296               2,036
Valmont Industries, Inc.                                      155               2,821
Watts Industries, Inc., Class A (a)                           161               2,729
Westerbeke Corp. *                                            313                 642
Woodward Governor Company                                      45               3,796
Wsi Inds Incorporated *                                       220                 436
                                                                         ------------
                                                                              424,230
INDUSTRIALS - 0.01%
Donaldson, Inc.                                               181               5,638
                                                                         ------------
INSURANCE - 3.81%
21St Century Insurance Group (a)                              331               6,157
AFLAC, Inc.                                                 2,380              74,946
Alfa Corp.                                                    100               3,199
Allcity Insurance Company *                                   100                 200
Alleghany Corp. *                                              88              17,864
Allmerica Financial Corp.                                     193              11,097
Allstate Corp.                                              3,253             143,099
American Financial Group, Inc.                                239               7,242
American General Corp.                                      2,224             103,305
American International Group, Inc.                         10,495             902,570
American National Insurance Company (a)                       254              18,986
Amerus Group Company (a)                                      100               3,547
Aon Corp.                                                   1,254              43,890
Arch Cap Group Ltd *                                           80               1,260
Argonaut Group, Inc.                                          100               2,010
Baldwin & Lyons, Inc., Class B                                100               2,100
Berkshire Hathaway, Inc., Class A * (a)                         7             485,800
Brown & Brown, Inc.                                           178               7,474
CenturyBusiness Services, Inc. *                              514               2,776
Chubb Corp.                                                   744              57,608
CIGNA Corp.                                                   663              63,529
Cincinnati Financial Corp.                                    862              34,049
CNA Financial Corp. *                                         793              31,284
CNA Surety Corp.                                              207               2,898
Commerce Group, Inc.                                          100               3,679
Conseco, Inc. * (a)                                         1,437              19,615
Crawford & Company, Class B (a)                               256               4,608
Donegal Group, Inc., Class A                                   66                 855
Donegal Group, Inc., Class B                                   33                 380
EMC Insurance Group, Inc.                                     100               1,526
Erie Indemnity Company, Class A                               250               7,437
FBL Financial Group, Inc., Class A                            100               1,800
Fidelity National Financial Corp.                             293               7,199
First American Financial Corp. (a)                            200               3,788
Fremont General Corp. (a)                                     293               1,905
Great American Financial Resources, Inc.                      173               3,121
Harleysville Group, Inc.                                      100               2,975
Hartford Financial Services Group, Inc.                     1,033              70,657
HCC Insurance Holdings, Inc.                                  219               5,365
Highlands Insurance Group Inc. *                              100                 485
Horace Mann Educators Corp.                                   100               2,155
Independence Holding Company                                  110               1,649
Jefferson-Pilot Corp.                                         626              30,248
Landamerica Financial Group, Inc.                             100               3,185

                                                           SHARES           VALUE
                                                           ------           -----
INSURANCE - CONTINUED
Liberty Corp.                                                 100        $      4,000
Lincoln National Corp.                                        829              42,901
Loews Corp.                                                   870              56,054
Markel Corp. * (a)                                             30               5,895
Marsh & McLennan Companies, Inc.                            1,227             123,927
MEEMIC Holdings, Inc. *                                       100               2,155
Mercury General Corp.                                         237               8,288
Metlife, Inc. (a)                                           3,428             106,199
MGIC Investment Corp. (a)                                     556              40,388
Mony Group, Inc. (a)                                          186               7,464
Navigators Group, Inc. *                                      100               1,890
Ohio Casualty Corp. *                                         200               2,590
Old Republic International Corp.                              446              12,934
Philadelphia Consolidated Holding Corp. *                     100               3,478
PICO Holdings, Inc. *                                         100               1,462
PMI Group, Inc. (a)                                           170              12,182
Presidential Life Corp.                                       100               2,240
Proassurance Corp. * (a)                                      100               1,725
Progressive Corp.                                             372              50,291
Protective Life Corp.                                         233               8,008
Reinsurance Group America, Inc. (a)                           238               9,020
Reliance Group Holdings, Inc. *                               400                   4
SAFECO Corp.                                                  526              15,517
Selective Insurance Group, Inc.                               100               2,668
St. Paul Companies, Inc.                                      907              45,976
Stancorp Financial Group, Inc.                                100               4,739
State Auto Financial Corp.                                    209               3,426
Stewart Information Services Corp. *                          100               1,949
The MIIX Group, Inc.                                          100                 850
Torchmark, Inc.                                               793              31,887
Transatlantic Holdings, Inc. (a)                              141              17,274
UICI *                                                        200               2,550
Unitrin, Inc.                                                 250               9,600
Universal American Financial Corp. *                          348               2,161
UNUMProvident Corp.                                         1,218              39,122
Vesta Insurance Group, Inc.                                   102               1,117
W.R. Berkley Corp.                                            100               4,142
White Mountains Insurance Group, Ltd. *                        60              22,575
Zenith National Insurance Corp.                                86               2,322
                                                                         ------------
                                                                            2,910,492
INTERNATIONAL OIL - 0.28%
Texaco, Inc.                                                2,439             162,438
Trico Marine Services, Inc. *                                 100               1,064
USX-Marathon Group                                          1,369              40,399
Varco International, Inc. *                                   392               7,295
                                                                         ------------
                                                                              211,196
INTERNET CONTENT - 0.16%
24/7 Media, Inc. *                                            100                  31
Ask Jeeves, Inc. * (a)                                        100                 190
CMGI, Inc. * (a)                                            1,511               4,533
CNET Networks, Inc. *                                         520               6,760
Critical Path, Inc. *                                         200                 204
Cybernet Internet Services International *                    100                  72
Digital Courier Technologies * (a)                            100                  30
Digital Insight Corp. * (a)                                   100               2,210
DigitalThink, Inc. * (a)                                      100                 702
DoubleClick, Inc. * (a)                                       685               9,562
Emerge Interactive, Inc. * (a)                                100                 116
Extensity, Inc. *                                             100               1,010
HomeStore.com, Inc. * (a)                                     478              16,711
Hotjobs.com, Ltd. * (a)                                       100                 900

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
INTERNET CONTENT - CONTINUED
Infospace.com * (a)                                         1,605        $      6,163
Inktomi Corp. * (a)                                           534               5,121
Internet Capital Group, Inc. * (a)                          1,698               3,396
ITXC Corp. * (a)                                              204               1,428
iVillage, Inc. * (a)                                          164                 238
Kana Communications, Inc. * (a)                               516               1,053
Lante Corp. *                                                 100                  73
Lifeminders, Inc. *                                           100                 158
Looksmart, Ltd. * (a)                                         200                 210
Medicalogic, Inc. * (a)                                       164                  97
Messagemedia, Inc. *                                          200                 110
Multex Systems, Inc. * (a)                                    100               1,625
Mypoints.com, Inc. *                                          100                 257
Navisite, Inc. * (a)                                          289                 419
Netratings, Inc. *                                            100               1,340
S1 Corp. * (a)                                                233               3,262
Safeguard Scientifics, Inc. * (a)                             514               2,642
Telescan, Inc. *                                              100                  34
Vicinity Corp. * (a)                                          100                 172
Websense, Inc. * (a)                                           85               1,700
Yahoo, Inc. *                                               2,522              50,415
                                                                         ------------
                                                                              122,944
INTERNET RETAIL - 0.16%
Amazon.com, Inc. * (a)                                      1,760              24,904
Buy.com, Inc. * (a)                                           400                 120
Calico Commerce, Inc. *                                       100                  29
eBay, Inc. *                                                1,194              81,777
Freemarkets, Inc. * (a)                                       100               2,000
Mcy.com, Inc. *                                               200                  18
MP3.com, Inc. *                                               327               1,586
Network Commerce Inc. *                                        13                   7
Priceline.com Inc. * (a)                                      873               7,901
PurchasePro.com, Inc. * (a)                                   313                 463
Sciquest.com, Inc. * (a)                                      100                 104
Stamps.com, Inc. * (a)                                        246                 923
Ticketmaster Online - Citysearch, Inc. Class B *              164               2,427
VerticalNet, Inc. * (a)                                       425               1,058
                                                                         ------------
                                                                              123,317
INTERNET SERVICE PROVIDER - 0.02%
Aperian Inc. * (a)                                             33                  25
At Home Corp., Series A * (a)                               2,587               5,536
Authoriszor, Inc. *                                           100                  45
Cais Internet, Inc. * (a)                                     100                  74
Cypress Communications, Inc. * (a)                            100                  30
GoTo.com, Inc. *                                              236               4,590
High Speed Access Corp. *                                     200                 240
Juno Online Services, Inc. * (a)                              100                 145
Netzero, Inc. * (a)                                           300                 252
Quokka Sports Inc. * (a)                                        4                   1
Softnet Systems, Inc. *                                       100                 196
Starmedia Network, Inc. *                                     315                 586
Trizetto Group, Inc. * (a)                                    163               1,508
VIA NET. WORKS, Inc. * (a)                                    276                 425
Webvan Group, Inc. * (a)                                    1,330                 106
Worldgate Communications, Inc. * (a)                          100                 510
                                                                         ------------
                                                                               14,269
INTERNET SOFTWARE - 0.28%
Agency.com, Ltd. * (a)                                        191                 615
Agile Software Corp. * (a)                                    331               5,627
Akamai Technologies, Inc. * (a)                               454               4,165

                                                           SHARES           VALUE
                                                           ------           -----
INTERNET SOFTWARE - CONTINUED
Appliedtheory Corp. * (a)                                     100        $         51
Ariba, Inc. * (a)                                           1,108               6,094
Art Technology Group, Inc. * (a)                              293               1,699
Be Free, Inc. *                                               200                 244
C-bridge Internet Solutions, Inc. * (a)                       100                 165
Cacheflow, Inc. * (a)                                         240               1,183
Centillium Communications, Inc. *                             220               5,443
Chordiant Software, Inc. *                                    262                 812
Clarent Corp. *                                               158               1,452
Covad Communications Group, Inc. * (a)                        400                 404
Cybersource Corp. * (a)                                       200                 346
Data Return Corp. * (a)                                       198                 347
Digex, Inc., Class A * (a)                                    100               1,300
Digital Impact, Inc. * (a)                                    100                 125
Digital Islands, Inc. * (a)                                   395               1,351
Digital River, Inc. * (a)                                     100                 450
DSL.net, Inc. *                                               200                 164
e-Medsoft.com * (a)                                           200                 190
E.piphany, Inc. * (a)                                         350               3,556
Easylink Services Corp., Class A * (a)                        100                  55
Egain Communications Corp. * (a)                              196                 527
Elcom International, Inc. * (a)                               198                 331
Engage, Inc. * (a)                                            300                 219
Entrade, Inc. *                                               100                  60
Eprise Corp. *                                                100                  86
Exodus Communications, Inc. * (a)                           2,467               5,082
F5 Networks, Inc. * (a)                                       100               1,757
Firepond, Inc. *                                              100                 112
Genuity, Inc., Class A * (a)                                1,966               6,134
Globix Corp. * (a)                                            221                 444
GRIC Communications, Inc. *                                   100                 300
Imanage, Inc. *                                               100                 365
Information Architects Corp. * (a)                            100                 126
Interliant, Inc. * (a)                                        100                  55
Interwoven, Inc. *                                            454               7,673
Intranet Solutions, Inc. * (a)                                100               3,805
Intraware, Inc. * (a)                                         100                 116
Juniper Networks, Inc. * (a)                                1,439              44,753
Keynote Systems, Inc. *                                       100               1,095
Liberate Technologies * (a)                                   552               6,044
Liquid Audio, Inc. * (a)                                      100                 295
Macromedia, Inc. *                                            323               5,814
Marimba, Inc. *                                               100                 211
Mediaplex, Inc. *                                             100                  91
National Information Consortium * (a)                         292                 531
Neoforma.com, Inc. *                                          200                 170
Net Perceptions, Inc. *                                       100                 172
Netcentives, Inc. *                                           100                  52
NetObjects, Inc. *                                            100                  79
Netpliance, Inc. *                                            200                  74
Niku Corp. *                                                  200                 200
Northpoint Communications Holdings *                          400                  18
Open Market, Inc. * (a)                                       100                 118
Openwave Systems, Inc. *                                      736              25,539
PC-Tel, Inc. *                                                100                 921
Persistence Software, Inc. *                                  100                   5
Portal Software, Inc. * (a)                                   742               3,064
Preview Systems, Inc. *                                       100                 345
Primus Knowledge Solutions, Inc. * (a)                        100                 599
PSINet, Inc. * (a)                                            490                  25
Rare Medium Group, Inc. *                                     100                  41

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
INTERNET SOFTWARE - CONTINUED
RealNetworks, Inc. *                                        1,215        $     14,276
Retek, Inc. *                                                 224              10,739
Rhythms Net Connections, Inc. *                               200                  21
Scient Corp. * (a)                                            200                 186
Sonicblue, Inc. *                                             406               1,340
TIBCO Software, Inc. * (a)                                    869              11,097
Tumbleweed Communications Corp. * (a)                         100                 379
US Interactive, Inc. *                                        100                   2
USinternetworking, Inc. * (a)                                 300                 360
Velocityhsi Inc. *                                             20                   1
Viador, Inc. *                                                100                  38
Viant Corp. *                                                 224                 419
Vignette Corp. *                                            1,301              11,540
Vitria Technology, Inc. * (a)                                 590               2,030
Watchguard Technologies, Inc. * (a)                           100               1,025
WebMethods, Inc. * (a)                                        216               4,575
Xpedior, Inc. *                                               100                   1
Zengine, Inc. * (a)                                           121                 340
                                                                         ------------
                                                                              211,655
INVESTMENT COMPANIES - 0.17%
Affiliated Managers Group, Inc. * (a)                         100               6,150
American Capital Strategies, Ltd.                             100               2,806
Atlanta/ Sosnoff Capital Corp. *                              100               1,110
Eaton Vance Corp. (a)                                         251               8,735
Federated Investors, Inc., Class B                            858              27,627
Gabelli Asset Management, Inc., Class A *                     100               4,115
John Nuveen Company, Class A                                  344              19,488
Raymond James Financial, Inc. (a)                             100               3,060
Stifel Financial Corp.                                        100               1,215
Stilwell Financial, Inc.                                      946              31,748
T. Rowe Price Group, Inc.                                     672              25,126
                                                                         ------------
                                                                              131,180
LEISURE TIME - 2.19%
Action Performance Companies, Inc. * (a)                      100               2,500
Ambassadors International Inc. *                              100               2,470
American Classic Voyages Company * (a)                        100                 298
American Dream Entertainment, Inc. *                          100                  51
Anchor Gaming *                                               112               7,237
AOL Time Warner, Inc.*                                     19,547           1,035,991
Arctic Cat, Inc.                                              155               2,247
Blockbuster, Inc., Class A                                    100               1,825
Brunswick Corp.                                               300               7,209
Callaway Golf Company                                         283               4,471
Carnival Corp., Class A                                     2,601              79,851
Cedar Fair LP (a)                                             100               2,276
Championship Auto Racing Team * (a)                           100               1,600
Cheap Tickets, Inc. * (a)                                     100               1,510
Chyron Corp. *                                                100                  70
Concord Camera Corp. *                                        100                 590
Dover Downs Entertainment, Inc.                               200               3,080
Gaylord Entertainment Company *                               100               2,880
Gemstar-TV Guide International, Inc. * (a)                  1,848              78,725
Handleman Company *                                           100               1,675
Harrahs Entertainment, Inc. *                                 520              18,356
Hasbro, Inc. (a)                                              974              14,074
Hollywood Entertainment Corp. * (a)                           200               1,692
International Game Technology *                               331              20,770
International Speedway Corp., Class B                         228               9,576
Loews Cineplex Entertainment Corp. *                          200                  28
Marval Enterprises, Inc. * (a)                                200                 610
Metro Goldwyn Mayer, Inc. * (a)                             1,368              30,985

                                                           SHARES           VALUE
                                                           ------           -----
LEISURE TIME - CONTINUED
Park Place Entertainment Corp. *                            1,387        $     16,783
Penn National Gaming, Inc. *                                  100               2,540
Pinnacle Entertainment, Inc. *                                100                 735
Royal Caribbean Cruises, Ltd. (a)                             843              18,639
Six Flags, Inc. * (a)                                         454               9,552
Speedway Motorsports, Inc. * (a)                              327               8,244
Sturm Ruger & Company, Inc.                                   100                 980
The Walt Disney Company                                     9,309             268,937
THQ, Inc. *                                                   100               5,963
Vail Resorts, Inc. * (a)                                      100               1,870
West Marine, Inc. *                                           109                 818
                                                                         ------------
                                                                            1,667,708
LIFE SCIENCES - 0.06%
Aurora Bioscience Corp. * (a)                                 100               3,100
Incyte Pharmacuticals, Inc. * (a)                             268               6,572
Invitrogen Corp. * (a)                                        209              15,006
Symyx Technologies, Inc. *                                    100               2,629
Waters Corp. *                                                641              17,698
                                                                         ------------
                                                                               45,005
LIQUOR - 0.25%
Adolph Coors Company, Class B                                 132               6,623
Anheuser-Busch Companies, Inc.                              4,049             166,819
Brown Forman Corp., Class B                                   286              18,287
                                                                         ------------
                                                                              191,729
MANUFACTURING - 0.29%
A.T. Cross Company, Class A *                                 200               1,330
Actuant Corp., Class A * (a)                                   20                 329
Blout International, Inc. *                                   271                 678
Esco Technologies, Inc. * (a)                                 100               3,015
Lancaster Colony Corp.                                        149               4,914
Minnesota Mining & Manufacturing Company                    1,779             202,984
Oakley, Inc. *                                                291               5,383
Polymer Group, Inc.                                           209                 472
York International Corp.                                      100               3,502
                                                                         ------------
                                                                              222,607
METAL & METAL PRODUCTS - 0.01%
Amcast Industrial Corp. (a)                                   100                 855
Metals USA, Inc.                                              313                 657
Timken Company                                                200               3,388
Wolverine Tube, Inc. *                                        100               1,657
                                                                         ------------
                                                                                6,557
MINING - 0.11%
A.M. Castle Company                                           100               1,348
Alliance Resource Partners LP                                 100               2,274
Arch Coal, Inc. (a)                                           200               5,174
Brush Wellman, Inc.                                           100               1,600
Century Aluminum Company                                      100               1,604
Gibraltor Steel Corp.                                         100               1,960
Kaiser Aluminum Corp. * (a)                                   481               1,914
Lincoln Electric Holding, Inc.                                160               3,635
National Steel Corp., Class B *                               313                 538
Newmont Mining Corp.                                        1,702              31,674
Phelps Dodge Corp.                                            551              22,866
Rouge Industries, Inc., Class A                               317                 707
RTI International Metals, Inc. *                              154               2,349
Shiloh Industries, Inc. *                                     163                 807
Stillwater Mining Company * (a)                               156               4,563
Synalloy Corp.                                                161               1,111
UCAR International, Inc. *                                    168               2,008
Webco Inds Inc. *                                             198                 495

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
MINING - CONTINUED
Weirton Steel Corp. *                                         100        $         64
Westmoreland Coal Company *                                    54                 810
WHX Corp. * (a)                                               100                 192
                                                                         ------------
                                                                               87,693
MOBILE HOMES - 0.00%
Coachmen Industries, Inc. (a)                                 100               1,325
Fleetwood Enterprises, Inc. (a)                               100               1,408
                                                                         ------------
                                                                                2,733
NEWSPAPERS - 0.24%
Dow Jones & Company, Inc. (a)                                 489              29,198
E.W. Scripps Company, Class A                                 401              27,669
Gannett, Inc.                                               1,150              75,785
Journal Register Company *                                    163               2,624
Knight-Ridder, Inc. (a)                                       298              17,672
Lee Enterprises, Inc.                                         147               4,851
Washington Post Company, Class B                               38              21,812
                                                                         ------------
                                                                              179,611
OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                          477              24,351
Falcon Products, Inc.                                         100                 710
HON Industries, Inc. (a)                                      200               4,844
Ikon Office Solutions, Inc.                                   596               5,841
Miller Herman, Inc.                                           414              10,019
Office Depot, Inc. * (a)                                    1,556              16,151
Office Max, Inc. *                                            475               1,753
Reynolds & Reynolds Company, Class A                          356               7,814
Standard Register                                             100               1,850
Staples, Inc. *                                             2,684              42,917
United Stationers,  Inc. *                                    100               3,156
                                                                         ------------
                                                                              119,406
PAPER - 0.34%
Boise Cascade Corp.                                           200               7,034
Bowater, Inc.                                                 172               7,695
Buckeye Technologies, Inc. *                                  100               1,440
Chesapeake Corp. (a)                                          100               2,475
FiberMark, Inc. *                                             100               1,325
Georgia-Pacific Corp.                                       1,106              37,438
International Paper Company                                 2,113              75,434
Ivex Packaging Corp. *                                        100               1,900
Mead Corp. (a)                                                500              13,570
P.H. Glatfelter Company                                       100               1,426
Plum Creek Timber Company, Inc. (a)                           299               8,411
Potlatch Corp. (a)                                            100               3,441
Rock-Tenn Company, Class A                                    161               1,972
US Timberlands Company                                        100                 573
Westvaco Corp.                                                375               9,109
Weyerhaeuser Company                                          916              50,353
Willamette Industries, Inc.                                   659              32,620
                                                                         ------------
                                                                              256,216
PETROLEUM SERVICES - 0.57%
Apache Corp.                                                  561              28,471
Baker Hughes, Inc.                                          1,432              47,972
BJ Services Company *                                         860              24,407
Cal Dive International, Inc. *                                187               4,600
Dawson Geophysical Company *                                1,876              17,447
Diamond Offshore Drilling, Inc. (a)                           527              17,417
ENSCO International, Inc.                                     581              13,596
Global Marine, Inc. *                                         726              13,525
Hanover Compressor Company * (a)                              200               6,618

                                                           SHARES           VALUE
                                                           ------           -----
PETROLEUM SERVICES - CONTINUED
Input/Output, Inc. *                                          272        $      3,454
Kaneb Services, Inc. *                                        200               1,466
Lone Star Technologies, Inc. * (a)                            100               3,620
McDermott International, Inc. * (a)                           369               4,299
Oceaneering International, Inc. *                             100               2,075
Pride International, Inc. * (a)                               247               4,693
Pure Resources, Inc. *                                        204               3,672
Rowan Companies, Inc. *                                       425               9,393
Schlumberger, Ltd.                                          2,566             135,100
Smith International, Inc. * (a)                               288              17,251
Superior Energy Services, Inc. *                              316               2,496
Tesoro Petroleum Corp. * (a)                                  100               1,260
Tidewater, Inc.                                               234               8,822
Tosco Corp.                                                   605              26,650
Veritas DGC, Inc. * (a)                                       100               2,775
Weatherford International, Inc. * (a)                         746              35,808
                                                                         ------------
                                                                              436,887
PHARMACEUTICALS - 0.04%
Abgenix, Inc. *,                                              433              19,485
Alexion Pharmaceuticals, Inc. *                               185               4,440
Guilford Pharmaceuticals, Inc. * (a)                          100               3,400
                                                                         ------------
                                                                               27,325
PHOTOGRAPHY - 0.08%
Eastman Kodak Company (a)                                   1,288              60,124
Metromedia International Group, Inc. *                        445               1,464
Polaroid Corp. * (a)                                          100                 260
                                                                         ------------
                                                                               61,848
POLLUTION CONTROL - 0.03%
Republic Services, Inc., Class A * (a)                        807              16,019
Stericycle, Inc. *                                            100               4,695
                                                                         ------------
                                                                               20,714
PUBLISHING - 0.30%
American Greetings Corp., Class A (a)                         200               2,200
Hollinger International, Inc., Class A (a)                    568               7,810
Houghton Mifflin Company                                      100               5,993
John H. Harland Company                                       100               2,330
John Wiley & Son, Class A                                     232               5,487
Mail-Well Holdings, Inc. * (a)                                258               1,097
Mcclatchy Company, Class A                                    423              16,539
McGraw-Hill Companies, Inc.                                   864              57,154
Media General, Inc., Class A (a)                              100               4,600
Meredith Corp.                                                272               9,740
New York Times Company, Class A                               786              33,012
Playboy Enterprises, Inc., Class B * (a)                      100               1,565
PRIMEDIA, Inc. * (a)                                        1,120               7,605
Readers Digest Association, Inc., Class A                     454              13,052
Scholastic Corp., Series 1202, Class D *                      141               6,345
Tribune Company                                             1,308              52,333
                                                                         ------------
                                                                              226,862
RAILROADS & EQUIPMENT - 0.28%
Burlington Northern Santa Fe Corp.                          1,682              50,746
CSX Corp.                                                   1,226              44,430
Florida East Coast Indiana, Inc.                              100               3,540
GATX Corp. (a)                                                147               5,895
J.B. Hunt Transport Services, Inc. * (a)                      100               1,900
Kansas City Southern Inds Inc. *                              202               3,192
Norfolk Southern Corp.                                      1,860              38,502
PAM Transportation Services, Inc. *                           100                 932
Union Pacific Corp.                                         1,064              58,424
Wabtec Corp.                                                  200               3,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
RAILROADS & EQUIPMENT -
Wisconsin Central Transportation Corp. *                      100        $      1,673
                                                                         ------------
                                                                              212,234
REAL ESTATE - 0.89%
Aaron Rents, Inc., Class A                                    151               2,396
AMB Property Corp.                                            260               6,698
American Land Lease Inc.                                      200               2,480
ANC Rental Corp. *                                            125                 375
Apartment Investment & Management
Company, Class A                                              230              11,086
Arch Chemicals, Inc.                                          100               2,183
Archstone Communities Trust SBI                               388              10,003
Arden Realty, Inc.                                            794              21,200
Associated Estates Realty Corp.                               200               1,932
Atlantic Realty Trust SBI                                     200               1,780
Avalon Bay Communities, Inc.                                  217              10,145
Avatar Holdings, Inc. * (a)                                   100               2,300
Boston Properties, Inc.                                       303              12,393
Boykin Lodging Company                                        100               1,290
Brandywine Realty Trust SBI                                   100               2,245
BRE Properties, Inc.                                          100               3,030
Burnham Pacific Properties, Inc. *                            289               1,416
Cabot Industrial Trust SBI                                    100               2,100
California Coastal Cmntys, Inc. *                             200                 934
Camden Property Trust                                         100               3,670
Capital Automotive REIT                                       100               1,800
Capstead Mortgage Corp.                                       150               2,670
Captec Net Lease Realty Inc.                                  200               2,662
CarrAmerica Realty Corp.                                      669              20,404
Catellus Development Corp. * (a)                              408               7,120
CB Richard Ellis Services, Inc. *                             100               1,570
Center Trust Inc.                                             200                 928
Chart House Enterprises Inc. *                                 63                   1
Chateau Communities, Inc.                                     100               3,140
Cornerstone Realty Income Trust, Inc.                         200               2,320
Corrections Corp. America *                                    25                 344
Corrections Corporation America New * (a)                      40                 638
Cousins Properties, Inc.                                      150               4,028
Crescent Real Estate Equities                                 365               8,968
Crown American Realty (a)                                     400               3,340
Developers Diversified Realty                                 200               3,676
Duke-Weeks Realty Investments, Inc.                           397               9,865
EastGroup Properties, Inc.                                    100               2,260
Entertainment Properties Trust SBI                            100               1,825
Equity Inns, Inc.                                             300               2,940
Equity Office Properties Trust                              1,250              39,537
Equity Residential Properties Trust SBI                       534              30,198
Essex Property Trust                                          324              16,054
Federal Realty Investment Trust SBI                           100               2,074
Felcor Lodging Trust, Inc. (a)                                100               2,340
First Industrial Realty Trust, Inc.                           100               3,214
First Union Real Estate Equity *                              600               1,380
Franchise Finance Corp. of America                            100               2,511
General Growth Properties, Inc.                               100               3,936
Getty Realty Corp.                                            100               1,916
Golf Trust America, Inc.                                    1,197               9,253
Health Care Property Invs, Inc.                               100               3,440
Highwoods Properties, Inc.                                    711              18,948
Hospitality Properties Trust SBI                              100               2,850
Host Marriott Corp. (a)                                     2,134              26,718
HRPT Properties Trust SBI                                     400               3,892
IndyMac Mortgage Holdings, Inc. *                             283               7,584

                                                           SHARES           VALUE
                                                           ------           -----
REAL ESTATE - CONTINUED
Innkeepers USA Trust (a)                                      200        $      2,396
Insignia Financial Group, Inc. * (a)                          100               1,230
Interpool, Inc.                                               100               1,570
IRT Property Company                                          200               2,178
JDN Realty Corp.                                              200               2,720
Kilroy Realty Corp.                                           100               2,910
Kimco Realty Corp.                                            210               9,944
Koger Equity, Inc.                                            100               1,650
Konover Property Trust, Inc.                                  200                 596
Kramont Realty Trust                                          400               5,472
Lasalle Hotel Properties SBI                                  100               1,782
Lexington Corporate Property Trust                            200               3,094
Liberty Property Trust SBI                                    645              19,092
LNR Property Corp.                                            100               3,500
Louisiana Quinta Pptys Inc. *                                 741               3,838
LTC Properties                                                200                 910
Mack-California Realty Corp.                                  100               2,848
McGrath Rentcorp                                              100               2,414
MeriStar Hospitality Corp. REIT                               100               2,375
Mills Corp. (a)                                               100               2,460
National Health Investments, Inc. * (a)                       100               1,030
Nationwide Health Properties, Inc. (a)                        200               4,040
New Plan Excel Realty Trust, Inc. (a)                         200               3,060
Newhall Land & Farming Company, ADR                           100               2,750
Pan Pacific Retail Properties, Inc.                           124               3,224
Pinnacle Holdings, Inc. *                                     160                 962
Post Properties, Inc.                                         100               3,785
Prentiss Properties Trust SBI                                 100               2,630
Price Enterprises, Inc. *                                     253               1,733
Prime Group Realty Trust SBI                                  100               1,350
Prologis Trust SBI                                          1,220              27,718
PS Business Parks, Inc.                                       154               4,312
Public Storage, Inc.                                        1,094              32,437
Rait Invt Trust                                               100               1,640
Reckson Associates Realty Corp. (a)                           100               2,300
Redwood Trust, Inc.                                           100               2,275
Regency Centers Corp. (a)                                     880              22,352
Rouse Company                                                 213               6,102
Saul Centers, Inc.                                            100               1,889
Security Capital Group, Inc., Class B *                       353               7,554
Senior Housing Pptys Trust SBI                                200               2,600
Simon Property Group, Inc.                                    620              18,581
SL Green Realty Corp. (a)                                     100               3,031
Sovran Self Storage, Inc.                                     100               2,737
Spieker Properties, Inc. *                                    203              12,170
Storage USA, Inc.                                             100               3,600
Stratus Pptys Inc. *                                          100               1,100
Sun Communities, Inc.                                         100               3,535
Tanger Factory Outlet Ctrs, Inc. (a)                          100               2,300
Taubman Centers, Inc., REIT                                   200               2,800
The St. Joe Company (a)                                       452              12,154
Trammell Crow Company *                                       184               2,033
United Dominion Realty Trust, Inc.                            200               2,870
Ventas, Inc.                                                  300               3,285
Vornado Operating Company *                                   149                 206
Vornado Realty Trust                                          678              26,469
Washington REIT,  SBI                                         100               2,364
Webb Delaware Corp. *                                         100               3,869
Weingarten Realty Investors SBI                                44               1,929
Wellsford Real Properties, Inc. *                              50                 968
Westfield America, Inc.                                       308               4,965

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
REAL ESTATE - CONTINUED
Winston Hotels, Inc.                                          200        $      2,094
Xtra Corp. *                                                   45               2,232
                                                                         ------------
                                                                              680,014
RETAIL GROCERY - 0.44%
7 Eleven, Inc. *                                            1,164              13,095
Albertsons, Inc.                                            1,769              53,052
Caseys General Stores, Inc.                                   200               2,600
Fresh Brands Inc.                                             627               8,715
Heartland Express, Inc. *                                     125               2,850
Ingles Markets, Inc.                                          630               7,749
Kroger Company *                                            3,639              90,975
Nash-Finch Company (a)                                        100               2,360
Ruddick Corp.                                                 100               1,695
Safeway, Inc. *                                             2,230             107,040
Smart & Final, Inc. *                                         100               1,100
The Great Atlantic & Pacific Tea Company, Inc. *              100               1,480
Weis Markets, Inc.                                            100               3,526
Whole Foods Market, Inc. * (a)                                200               5,420
Willamette Valley Vineyard Inc. *                             498               1,011
Winn-Dixie Stores, Inc.                                     1,203              31,435
Women First Healthcare Inc. * (a)                             119               1,059
                                                                         ------------
                                                                              335,162
RETAIL TRADE - 4.21%
99 Cents Only Stores * (a)                                    210               6,290
Abercrombie & Fitch Company, Class A *                        534              23,763
American Eagle Outfitters, Inc. * (a)                         336              11,841
Ames Department Stores, Inc. * (a)                            100                 139
Ann Taylor Stores Corp. *                                     100               3,580
AutoZone, Inc. *                                              484              18,150
Bacou USA, Inc. *                                             100               2,818
Barnes & Noble, Inc. * (a)                                    267              10,506
Barnesandnoble.com, Inc., Class A * (a)                       249                 406
Bebe Stores, Inc. * (a)                                       100               2,916
Bed Bath & Beyond, Inc. *                                   1,253              39,094
Best Buy Company, Inc. *                                      924              58,692
Big Lots, Inc. *                                              447               6,115
BJ's Wholesale Club, Inc. *                                   351              18,694
Borders Group, Inc. *                                         303               6,787
Buckle, Inc. *                                                100               1,890
Burlington Coat Factory Warehouse                             185               3,700
Cato Corp., Class A                                           100               1,952
CDW Computer Centers, Inc. * (a)                              530              21,046
Charlotte Russe Holding, Inc. * (a)                           100               2,680
Charming Shoppes, Inc. * (a)                                  388               2,328
Chicos Fas, Inc. *                                            150               4,463
Childrens Place Retail Stores, Inc. * (a)                     100               2,680
Circuit City Stores, Inc.                                     841              15,138
Claire's Stores, Inc.                                         167               3,233
Cost Plus, Inc. * (a)                                         100               3,000
Costco Wholesale Corp. *                                    1,971              80,969
CVS Corp.                                                   1,746              67,396
Daisytek International Corp. * (a)                            100               1,575
Delhaize Le Lion (a)                                          299              17,536
Dillards, Inc., Class A (a)                                   300               4,581
Dollar General Corp.                                        2,000              39,000
Dollar Tree Stores, Inc. * (a)                                517              14,393
Electronics Boutique Holdings Corp. * (a)                     100               3,175
eToys, Inc. 8 * (a)                                           300                   4
Family Dollar Stores, Inc.                                    777              19,915
Federated Department Stores, Inc. *                         1,092              46,410
Fisher Scientific International, Inc. *                       258               7,482

                                                           SHARES           VALUE
                                                           ------           -----
RETAIL TRADE - CONTINUED
Footstar, Inc. *                                              100        $      3,440
Fossil, Inc. * (a)                                            100               2,075
Fred's, Inc., Class A                                         125               3,219
Genesco, Inc. * (a)                                           100               3,360
Gerald Stevens, Inc. *                                         40                   6
Group 1 Automotive, Inc. *                                    100               2,960
Guitar Center, Inc. *                                         100               2,113
Hanover Direct, Inc. *                                        700                  84
Haverty Furniture Companies, Inc.                             100               1,495
Heilig-Meyers Company *                                       300                   3
Home Depot, Inc.                                           10,448             486,354
Intimate Brands, Inc., Class A (a)                          2,106              31,737
J. C. Penney, Inc. (a)                                      1,179              31,078
Kmart Corp. * (a)                                           3,972              45,559
Kohls Corp. *                                               1,462              91,711
Lands' End, Inc. *                                            100               4,015
Linens'n Things, Inc. * (a)                                   145               3,961
Longs Drug Stores Corp. (a)                                   134               2,888
Lowe's Companies, Inc.                                      1,710             124,060
May Department Stores, Inc.                                 1,262              43,236
Mens Wearhouse, Inc. *                                        161               4,444
Michael's Stores, Inc. * (a)                                  100               4,100
MSC Industrial Direct, Inc., Class A *                        165               2,871
Neiman Marcus Group, Class A * (a)                            199               6,169
Nordstrom, Inc. (a)                                           548              10,165
Pantry, Inc. *                                                100                 760
Payless ShoeSource, Inc. *                                    100               6,470
Pep Boys-Manny, Moe & Jack (a)                                200               2,246
Petrie Stores Liquidating Trust SBI *                         800                 688
Petsmart, Inc. * (a)                                          509               3,588
Pier 1 Imports, Inc.                                          355               4,083
Radioshack Corp.                                              808              24,644
Regis Corp.                                                   100               2,099
Rite Aid Corp. * (a)                                        1,717              15,453
Ross Stores, Inc. (a)                                         486              11,640
Saks, Inc. *                                                  834               8,006
School Specialty, Inc. * (a)                                  100               2,585
Sears Roebuck & Company                                     1,417              59,953
Shop At Home, Inc. *                                          100                 298
Shopko Stores, Inc. * (a)                                     100                 728
Spiegel Inc., Class A                                         838               8,103
Sportsline USA, Inc. *                                        157                 361
Stein Mart, Inc. *                                            200               2,068
Systemax, Inc. *                                              201                 488
Talbots, Inc. (a)                                             270              11,813
Target Corp.                                                3,998             138,331
The Dress Barn *                                              100               2,275
The Gap, Inc.                                               3,813             110,577
The Limited, Inc.                                           1,852              30,595
The Yankee Candle, Inc. * (a)                                 200               3,798
Tiffany & Company (a)                                         828              29,990
TJX Companies, Inc.                                         1,457              46,435
Too, Inc. *                                                   100               2,740
Toys R Us, Inc. *                                             834              20,642
Transport World Entertainment Corp. * (a)                     200               1,902
Tuesday Morning Corp. *                                       160               2,120
Tweeter Home Entertainment Group, Inc. * (a)                  100               3,530
Urban Outfitters, Inc. *                                      100               1,074
Value City Department Stores, Inc. *                          100               1,150
Valuevision International, Inc., Class A *                    100               2,175
Venator Group, Inc. * (a)                                     583               8,920

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
RETAIL TRADE - CONTINUED
Wal-Mart Stores, Inc.                                      20,156        $    983,613
Walgreen Company                                            4,575             156,236
Wet Seal, Inc. *                                              100               3,461
Whitehall Jewellers, Inc. * (a)                                74                 678
Wild Oats Markets, Inc. * (a)                                 100               1,041
Williams Sonoma, Inc. *                                       200               7,764
Wilsons Leather Experts, Inc. *                                98               1,818
Zale Corp. *                                                  100               3,370
                                                                         ------------
                                                                            3,215,749
SANITARY SERVICES - 0.18%
Allied Waste Industries, Inc. *                               882              16,476
Ecolab, Inc.                                                  719              29,457
IMCO Recycling, Inc. *                                        100                 710
Ionics, Inc. * (a)                                            100               3,150
Waste Management, Inc.                                      2,792              86,050
                                                                         ------------
                                                                              135,843
SEMICONDUCTORS - 2.89%
Advanced Micro Devices, Inc. * (a)                          1,404              40,548
Alliance Semiconductor Corp. * (a)                            161               1,935
Alpha Industries, Inc. (a)                                    197               5,821
Altera Corp. *                                              1,773              51,417
American Superconductor Corp. *                               100               2,580
Applied Materials, Inc. *                                   3,646             179,019
Applied Micro Circuits Corp. *                              1,341              23,065
ASM Lithography Holding NV *                                  177               3,938
Atmel Corp. * (a)                                           2,504              33,779
ATMI, Inc. * (a)                                              100               3,000
Axcelis Technologies, Inc. * (a)                            1,104              16,339
Axt, Inc. * (a),                                              100               2,670
Broadcom Corp., Class A *                                   1,095              46,822
Caliper Technologies Corp. * (a)                              100               2,105
Cirrus Logic, Inc. *                                          385               8,867
Conexant Systems, Inc. *                                    1,131              10,122
Credence Systems Corp. * (a)                                  200               4,848
Cree, Inc. * (a)                                              375               9,804
Cypress Semiconductor Corp. *                                 781              18,627
Elantec Semiconductor, Inc. * (a)                             206               6,961
Electroglas, Inc. *                                           100               1,770
Emcore Corp. * (a)                                            133               4,090
ESS Technology, Inc. *                                        184               1,104
Exar Corp. *                                                  200               3,952
Fairchild Semiconductor Intl, Class A * (a)                   532              12,236
General Semiconductor, Inc. * (a)                             191               1,998
Genus, Inc. * (a)                                             150                 720
Globespan Semiconductor, Inc. * (a)                           351               5,125
Integrated Device Technology *                                471              14,926
Integrated Silicon Solution *                                 100               1,390
Intel Corp.                                                30,414             889,609
Intergrated Electrical Services *                             200               1,950
International Rectifier Corp. * (a)                           275               9,378
Intersil Holding Corp., Class A *                             298              10,847
JNI Corp. *                                                   100               1,400
KLA-Tencor Corp. *                                            825              48,238
Kopin Corp. *                                                 255               3,096
Kulicke & Soffa Industries, Inc. * (a)                        200               3,432
LAM Research Corp. *                                          570              16,900
Lattice Semiconductor Corp. * (a)                             444              10,834
LSI Logic Corp. *                                           1,572              29,554
LTX Corp. * (a)                                               199               5,086
Mattson Technology, Inc. * (a)                                100               1,748
MEMC Electronic Materials, Inc. *                             323               2,471

                                                           SHARES           VALUE
                                                           ------           -----
SEMICONDUCTORS - CONTINUED
Micrel, Inc. *                                                379        $     12,507
Micron Technology, Inc. *                                   2,672             109,819
MIPS Technologies, Inc. * (a)                                 170               2,941
MKS Instruments, Inc. *                                       163               4,694
National Semiconductor Corp. *                                766              22,306
Novellus Systems, Inc. *                                      628              35,664
Oak Technology * (a)                                          200               2,118
Phoenix Technology, Ltd. * (a)                                100               1,460
Photronics, Inc. * (a)                                        100               2,566
Pioneer Standard Electrs, Inc. (a)                            161               2,061
PLX Technology, Inc. *                                        100                 849
Power Integrations * (a)                                      100               1,560
PRI Automation, Inc. * (a)                                    100               1,853
QLogic Corp. * (a)                                            395              25,458
Quicklogic Corp. *                                            100                 602
Rambus, Inc. * (a)                                            400               4,924
Rudolph Technologies, Inc. * (a)                              147               6,909
Semtech Corp. *                                               294               8,820
Silicon Image, Inc. *                                         272               1,360
Silicon Laboratories * (a)                                    210               4,641
Siliconix, Inc. *                                             135               4,271
Sipex Corp. * (a)                                             100               1,509
Teradyne, Inc. *                                              972              32,173
Texas Instruments, Inc.                                     7,826             246,519
Therma Wave, Inc. *                                           100               1,907
TranSwitch Corp. * (a)                                        510               5,610
Triquint Semiconductor, Inc. * (a)                            342               7,695
Ultratech Stepper, Inc. *                                     100               2,565
Varian Semiconductor Equipment, Inc. * (a)                    138               5,796
Veeco Instruments, Inc. * (a)                                 100               3,975
Virata Corp. * (a)                                            272               3,223
Vitesse Semiconductor Corp. * (a)                             850              17,884
Xicor, Inc. *                                                 100               1,107
Xilinx, Inc. *                                              1,479              60,994
Zoran Corp. *                                                  64               1,902
                                                                         ------------
                                                                            2,204,363
SHIPBUILDING - 0.02%
Maritrans, Inc.                                               200               1,828
Newport News Shipbuilding, Inc.                               163               9,984
Todd Shipyards Corp. *                                        100                 800
                                                                         ------------
                                                                               12,612
SOFTWARE - 4.54%
3DO Company *                                                 231               1,682
Accrue Software, Inc. *                                       100                  48
Activision, Inc. *                                            230               9,027
Actuate Corp. *                                               200               1,910
Adobe Systems, Inc.                                         1,071              50,337
Advant E Corp. *                                              300                 405
Advent Software, Inc. * (a)                                   131               8,318
Allscripts Heathcare Solution * (a)                           100                 900
ANSYS, Inc. *                                                 100               1,872
Applied Digital Solutions, Inc. * (a)                         200                  88
Aremissoft Corp. * (a)                                        200               3,240
Artisoft, Inc. * (a)                                          100                 454
Autodesk, Inc.                                                232               8,654
Avocent Corp. *                                               209               4,755
Aware, Inc. * (a)                                             100                 900
BE, Inc. * (a)                                                100                  45
BEA Systems, Inc. * (a)                                     1,096              33,658
Bindview Development Corp. *                                  200                 422
Blue Martini Software, Inc. * (a)                             547               1,641

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
SOFTWARE - CONTINUED
BMC Software, Inc. *                                        1,503        $     33,878
BroadVision, Inc. * (a)                                     1,213               6,065
Bsquare Corp. *                                               100               1,051
Cadence Design Systems, Inc. *                              1,118              20,828
Caldera International Inc. * (a)                              241                 349
Caminus Corp. * (a)                                           100               2,697
Captaris Incorporated *                                       100                 208
Carreker Antinori, Inc. * (a)                                 100               2,150
Cerner Corp. * (a)                                            141               5,922
Checkfree Corp. * (a)                                         328              11,503
CIBER, Inc. * (a)                                             200               1,900
Citrix Systems, Inc. * (a)                                  1,122              39,158
Click Commerece, Inc. * (a)                                   457               4,113
Commerce One, Inc. *                                          867               5,063
Computer Associates International, Inc.                     2,577              92,772
Computer Network Technology *                                 100               1,061
Compuware Corp. *                                           1,617              22,622
Covansys Corporation * (a)                                    100               1,130
Cybear Group *                                                 29                  14
Daleen Technologies, Inc. * (a)                               100                  82
Datatec Systems, Inc. *                                       100                  53
Deltek Systems, Inc. * (a)                                    100                 712
Dendrite International, Inc. * (a)                            100               1,110
Digital Generation Systems, Inc. *                            410               1,702
Documentum, Inc. * (a)                                        200               2,584
DST Systems, Inc. *                                           555              29,248
Earthlink, Inc. *                                             872              12,295
Electronic Arts *                                             775              44,872
Eloyalty Corp. *                                              234                 234
Entegris, Inc. *                                              715               8,187
Epicor Software Corp. *                                       200                 270
Epresence, Inc. *                                             154                 533
Exult, Inc. Delaware * (a)                                    481               8,201
FairMarket, Inc. *                                            100                  99
Gadzoox Networks, Inc. * (a)                                  100                 321
Geoworks Corp. * (a)                                          100                 150
Hartcourt Companies, Inc. *                                   200                  70
Hyperion Solutions Corp. *                                    100               1,500
I2 Technologies, Inc. *                                     1,866              36,947
Igate Capital Corp. * (a)                                     239                 860
Imation Corp. *                                               100               2,520
IMRglobal Corp. * (a)                                         187               2,044
Industries International, Inc. *                              191               1,547
Infogrames, Inc. *                                            357               2,713
Informatica Corp. * (a)                                       372               6,458
Informix Corp. *                                            1,538               8,982
InfoUSA, Inc. *                                               317               1,902
Internap Network Services Corp. *                             669               2,188
Intertrust Technologies Corp. *                               434                 521
Interworld Corp. * (a)                                          2                   4
Intrusion.com, Inc. *                                         100                 349
Intuit, Inc. *                                                917              36,671
IXL Enterprises, Inc. * (a)                                   200                 242
JDA Software Group, Inc. *                                    100               1,661
Keane, Inc. *                                                 289               6,358
Lightspan, Inc. *                                             272                 340
Luminant Worlwide Corp. * (a)                                 100                  82
Manhattan Associates, Inc. * (a)                              100               3,975
Manugistics Group, Inc. * (a)                                 291               7,304
Matrixone, Inc. * (a)                                         197               4,568
Mentor Graphics Corp. *                                       259               4,533

                                                           SHARES           VALUE
                                                           ------           -----
SOFTWARE - CONTINUED
Mercator Software, Inc. * (a)                                 100        $        249
Mercury Interactive Corp. *                                   356              21,324
Metasolv, Inc. *                                              100                 793
Metro Information Services, Inc. *                            100                 400
Micromuse, Inc. *                                             317               8,873
Microsoft Corp. *                                          24,105           1,759,665
MicroStrategy, Inc., Class A * (a)                            100                 280
Midway Games, Inc. * (a)                                      100               1,850
Mro Software, Inc. *                                          100               1,580
MSC Software Corp. *                                          100               1,875
Netegrity, Inc. *                                             150               4,500
NetManage, Inc. *                                             200                 144
Netscout Systems, Inc. * (a)                                  100                 650
Netspeak Corp. *                                              100                 280
Networks Associates, Inc. *                                   579               7,209
Netzee Incorporated *                                          12                  50
Nms Communications Corp. * (a)                                280               1,960
Novell, Inc. *                                              1,648               9,377
NVIDIA Corp. * (a)                                            317              29,402
NYFIX, Inc. *                                                 100               3,195
On2 Common, Inc. *                                            100                  43
Onyx Software Corp. * (a)                                     173               1,384
Oracle Corp. *                                             25,215             479,085
Parametric Technology Corp. *                               1,160              16,228
PeopleSoft, Inc. * (a)                                      1,341              66,017
Peregrine Systems, Inc. * (a)                                 695              20,155
Pfsweb, Inc. * (a)                                            181                 190
Pomeroy Computer Resources * (a)                              100               1,261
Prodigy Communications Corp., Class A *                       361               2,054
Progress Software Corp. *                                     100               1,620
Proquest Company *                                            100               3,100
Puma Technology, Inc. * (a)                                   184                 552
Rational Software Corp. *                                     900              25,245
Redeemable Hat, Inc. *                                        678               2,712
Roxio Inc. *                                                   61                 793
Rstar Corp. *                                                 200                 150
Saba Software, Inc. * (a)                                     397               6,515
Sagent Technology, Inc. * (a)                                 100                 150
Sanchez Computer Assoc, Inc. * (a)                            100               1,325
Secure Computing Corp. * (a)                                  100               1,571
Seebeyond Technology Corp. (a)                                312               3,744
Selectica, Inc. *                                             166                 710
Serena Software, Inc. * (a)                                   168               6,105
Siebel Systems, Inc. * (a)                                  1,930              90,517
Silverstream Software, Inc. *                                 100                 705
Speechworks International, Inc. * (a)                         266               4,176
Starbase Corp. * (a)                                          249                 909
Storagenetworks, Inc. * (a)                                   124               2,107
Symantec Corp. * (a)                                          330              14,418
Synavant, Inc. *                                               84                 597
Synopsys, Inc. *                                              297              14,372
Take Two Interactive Software * (a)                           100               1,855
Tarantella Inc. *                                             222                 380
TR Systems, Inc. *                                            100                 389
Transaction Systems Architects,  Inc., Class A *              100               1,425
Tyler Technologies, Inc. *                                    200                 480
Ulticom, Inc. *                                               326              11,019
Universal Access, Inc. * (a)                                  430               2,666
VeriSign, Inc. * (a)                                          900              54,009
VERITAS Software Corp. *                                    1,837             122,216
Versata, Inc. *                                               100                  67

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
SOFTWARE - CONTINUED
Vertex Industries, Inc. * (a)                                 158        $        319
Vialink Company * (a)                                         123                 197
Viewpoint Corp. *                                             184               1,564
Virage Incorporated * (a)                                     119                 411
Visual Data Corporation * (a)                                  80                 120
Web Maryland Corp. *                                        1,690              11,830
Webb Interactive Services Inc.                                 70                 172
Webex Communications * (a)                                    153               4,079
Wire One Technologies Inc. * (a)                              166                 896
Worldport Communications Inc. *                               212                 346
Worldwide Xceed Group Inc. *                                   10                   0
                                                                         ------------
                                                                            3,462,438
STEEL - 0.08%
Alaska Steel Holding Corp.                                    405               5,079
Allegheny Technologies, Inc.                                  504               9,117
Bethleham Steel Corp. * (a)                                   612               1,236
Carpenter Technology Corp.                                    100               2,929
Intermet Corp.                                                100                 565
Kaiser Ventures *                                             100               1,285
LTV Corp. (a)                                                 400                  52
NS Group, Inc. *                                              100               1,335
Nucor Corp.                                                   350              17,112
Quanex Corp.                                                  100               2,590
Reliance Steel & Aluminum Company                             100               2,525
Ryerson Tull, Inc.                                            100               1,349
Steel Dynamics, Inc. *                                        193               2,413
Texas Industries, Inc. (a)                                    100               3,439
USX-United States Steel Group                                 309               6,226
Worthington Industries, Inc.                                  289               3,930
                                                                         ------------
                                                                               61,182
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.36%
ADC Telecommunications, Inc. *                              3,443              22,724
Adelphia Business Solutions, Class A * (a)                    227                 931
ADTRAN, Inc. *                                                167               3,424
Advanced Fibre Communications *                               514              10,794
Airnet Commerce Corp. * (a)                                   166                 242
Alaska Communications Systems, Inc. *                         169               1,546
Allied Riser Communications Corp. *                           200                 106
American Tower Corp., Class A * (a)                           806              16,660
Andrew Corp. *                                                493               9,096
ANTEC Corp. * (a)                                             100               1,240
Arch Wireless Inc. *                                          200                  33
Aspect Communications, Inc. * (a)                             192               1,342
Avaya, Inc. *                                               1,222              16,741
Carrier Access Corp. * (a)                                    100                 799
Choice One Communications, Inc. * (a)                         161               1,085
CIENA Corp. *                                               1,347              51,186
Com21, Inc. * (a)                                             100                 179
Commonwealth Telephone Enterprises *                          100               4,225
Commscope, Inc. *                                             387               9,094
Comverse Technology, Inc. * (a)                               743              42,425
Convergent Communications, Inc. *                             100                   1
Copper Mountain Networks, Inc. * (a)                          216                 886
Corning, Inc. *                                             4,132              69,046
Corvis Corp. * (a)                                          1,625               7,134
Cosine Communications, Inc. * (a)                             944               2,115
Cox Communications, Inc., Class A * (a)                     2,537             112,389
CT Communications, Inc.                                       100               1,856
CTC Communications Group, Inc. * (a)                          100                 306
Deutsche Telekom AG (a)                                     3,027              67,957
Digital Lightwave, Inc. * (a)                                 130               4,805

                                                           SHARES           VALUE
                                                           ------           -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Ditech Communications Corp. *                                 100        $        742
Eglobe Inc. *                                                  63                   2
Fibernet Telecom Group, Inc. * (a)                            228                 258
Finisar Corp. * (a)                                           971              18,138
Focal Communications Corp. * (a)                              255                 602
General Communication, Inc. *                                 272               3,291
Global Telesystems Group, Inc. *                              500                  90
GT Group Telecom, Inc., Class B * (a)                         100                 600
Harris Corp.                                                  279               7,592
Ibasis, Inc. * (a)                                            178                 890
ICG Communications, Inc. * (a)                                100                   9
IDT Corp. *                                                   100               1,350
Idt Corp., Class B *                                          100               1,100
Illuminet Holdings, Inc. * (a)                                227               7,139
Inet Technologies Inc. * (a)                                  227               1,859
Infonet Services Corp., Class B * (a)                       1,616              13,736
ITC DeltaCom, Inc. * (a)                                      200                 800
JDS Uniphase Corp. * (a)                                    5,885              73,562
Latitude Communications, Inc. *                               100                 200
Leap Wireless International, Inc. * (a)                       100               3,030
Level 3 Communications, Inc. * (a)                          1,692               9,289
Liberty Satellite And Tech, Class A *                         296                 755
Loral Space & Communications * (a)                          2,419               6,773
Lucent Technologies, Inc.                                  15,328              95,034
Mastec, Inc. * (a)                                            150               1,980
MCK Communications, Inc. *                                    100                 220
Metawave Communications Corp. * (a)                           484               2,512
Metricom, Inc. * (a)                                          100                 173
Metrocall, Inc. *                                             100                   5
Metromedia Fiber Network, Inc., Class A * (a)               2,366               4,827
Mpower Communications Corp. * (a)                             255                 242
MRV Communications, Inc. *                                    310               2,899
Net2Phone, Inc. * (a)                                         100                 600
Netergy Networks *                                            100                 155
Network Equipment Technologies *                              194                 621
Network Plus Corp. * (a)                                      300                 813
New Focus, Inc. * (a)                                         338               2,789
Newport Corp. (a)                                             154               4,081
Next Level Communications, Inc., Class A * (a)                361               2,437
Nx Networks, Inc. * (a)                                       100                  55
P-Com, Inc. *                                                 200                 110
Pac-West Telecomm, Inc. *                                     182                 353
PanAmSat Corp. * (a)                                          400              15,552
Paradyne Corp. * (a)                                          100                 184
Plantronics,  Inc. * (a)                                      293               6,783
Polycom, Inc. * (a)                                           409               9,444
Price Communications Corp. *                                  200               4,038
PTEK Holdings, Inc. *                                         200                 524
QUALCOMM, Inc. *                                            3,401             198,890
RCN Corp. * (a)                                               401               2,201
RF Micro Devices, Inc. * (a)                                  732              19,742
Savvis Communications Corp. *                                 300                 216
SBA Communications Corp. *                                    231               5,717
Scientific-Atlanta, Inc. (a)                                  729              29,597
Sonus Networks, Inc. * (a)                                    899              21,001
Star Telecommunications, Inc. *                               200                   6
Startec Global Communications * (a)                           100                  15
Sunrise Telecom, Inc. * (a)                                   411               2,445
Superior Telecom, Inc. * (a)                                  100                 282

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES              VALUE
                                                           ------              -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Symmetricom, Inc. *                                           150        $      2,196
Tekelec, Inc. * (a)                                           264               7,154
Telaxis Communications Corp. *                                100                  63
Tele2 Ab, ADR *                                               200               6,320
TeleCorp PCS, Inc., Class A * (a)                             739              14,314
Teligent, Inc., Class A * (a)                                 100                  25
Tellabs, Inc. * (a)                                         1,844              35,737
Terayon Communication Systems * (a)                           306               1,873
Time Warner Telecom, Inc., Class A *                          181               6,067
Triton PCS Holdings, Inc., Class A * (a)                      248              10,168
Tut Systems, Inc. * (a)                                       153                 254
UTStarcom, Inc. * (a)                                         200               4,660
Verizon Communications                                     12,191             652,218
Vertel Corp. *                                                100                 123
Waverider Communications, Inc. * (a)                          200                 248
Weblink Wireless, Inc. * (a)                                  100                   3
Westell Technologies, Inc., Class A * (a)                     100                 150
Williams Communications Group, Inc.*                        2,174               6,413
WorldCom, Inc.-MCI Group                                      518               8,340
                                                                         ------------
                                                                            1,805,043
TELEPHONE - 2.80%
Allegiance Telecom, Inc. * (a)                                469               7,030
Alltel Corp.                                                1,377              84,355
AT&T Corp.,                                                16,930             372,460
AT&T Latin America Corp. *                                    241               1,200
BellSouth Corp.                                             8,411             338,711
Broadwing, Inc. *                                           1,296              31,687
Centennial Communications Corp., Class A * (a)                403               5,316
CenturyTel, Inc.                                              863              26,149
Citizens Communications Company * (a)                       1,825              21,955
Conestoga Enterprises, Inc.                                   100               2,955
Corecomm, Litd. *                                              61                  12
Dobson Communications Corp., Class A *                      1,119              19,079
E Spire Communications, Inc. * (a)                            200                  20
Harmonic, Inc. * (a)                                          248               2,480
Hickory Tech Corp.                                            100               1,600
Intermedia Communications, Inc. * (a)                         467               6,958
Luminent, Inc. * (a)                                          816               3,427
McLeodUSA, Inc. * (a)                                       2,883              13,233
North Pittsburgh Systems, Inc.                                100               1,599
NTL, Inc. * (a)                                             1,229              14,809
Primus Telecommunication Group, Inc. * (a)                    100                  82
Qwest Communications International, Inc.                    7,470             238,069
SBC Communications, Inc.                                   15,272             611,796
Sprint Corp. (FON Group)                                    3,943              84,223
Talk America Holdings Inc. *                                  200                 188
Telephone & Data Systems, Inc.                                245              26,644
United States Cellular Corp. * (a)                            359              20,696
Viatel, Inc. * (a)                                            100                   7
Warwick Valley Telephone Company                               25               1,054
Western Wireless Corp., Class A *                             335              14,405
Winstar Communications, Inc. * (a)                            501                  25
WorldCom, Inc. *                                           12,968             184,146
XO Communications, Inc., Class A * (a)                      1,191               2,287
Z Telephone Technologies, Inc. * (a)                          100                 140
                                                                         ------------
                                                                            2,138,797
TIRES & RUBBER - 0.05%
Bandag, Inc.                                                  100               2,730
Carlisle Companies, Inc. (a)                                  100               3,487
Cooper Tire & Rubber Company                                  200               2,840

                                                           SHARES           VALUE
                                                           ------           -----
TIRES - CONTINUED
Goodyear Tire &  Rubber Company                             1,065        $     29,820
Myers Indiana, Inc.                                           110               1,661
                                                                         ------------
                                                                               40,538
TOBACCO - 0.74%
Philip Morris Companies, Inc.                              10,055             510,291
R.J. Reynolds Tobacco Holdings, Inc. (a)                      453              24,734
Universal Corp.                                               100               3,966
UST, Inc. (a)                                                 708              20,433
Vector Group, Ltd. (a)                                        105               3,355
                                                                         ------------
                                                                              562,779
TOYS, AMUSEMENTS & SPORTING GOODS - 0.13%
Jakks Pacific, Inc. * (a)                                     100               1,870
Mattel, Inc.                                                2,316              43,819
NIKE, Inc., Class B                                         1,203              50,514
Russ Berrie & Company, Inc.                                   100               2,940
                                                                         ------------
                                                                               99,143
TRANSPORTATION - 0.14%
Alexander & Baldwin, Inc.                                     100               2,575
C. H. Robinson Worldwide                                      409              11,407
Expeditores International of
   Washington, Inc. (a)                                       395              23,699
Harley Davidson, Inc.                                       1,347              63,417
Overseas Shipholding Group, Inc.                              100               3,054
                                                                         ------------
                                                                              104,152
TRAVEL SERVICES - 0.01%
Hotel Reservations Network, Inc., Class A * (a)               100               4,653
Pegasus Systems, Inc. * (a)                                   100               1,155
Travelocity.com, Inc. *                                       100               3,070
                                                                         ------------
                                                                                8,878
TRUCKING & FREIGHT - 0.21%
Airborne, Inc. (a)                                            100               1,159
Arkansas Best Corp. * (a)                                     100               2,305
Arnold Industries, Inc.                                       151               2,923
CNF Transportation, Inc.                                      178               5,028
EGL, Inc. * (a)                                               200               3,492
Expedia, Inc., Class A * (a)                                  218              10,159
Fedex Corp. * (a)                                           1,318              52,984
First Aviation Services, Inc. *                               297               1,426
Forward Air Corp. *                                           100               2,995
Kirby Corp. * (a)                                             100               2,465
Knight Transportation, Inc. *                                 150               3,082
Navistar International Corp. * (a)                            200               5,626
Omi Corporation * (a)                                         296               1,661
Pittston Brinks Group                                         381               8,492
Plains All American Pipeline LP                               100               2,315
RailAmerica, Inc. * (a)                                       100               1,142
Roadway Express, Inc.                                         100               2,377
Ryder Systems, Inc.                                           200               3,920
Swift Transportation, Inc. * (a)                              265               5,104
U.S. Freightways Corp.                                        100               2,950
United Parcel Service, Inc., Class B                          606              35,027
Werner Enterprises, Inc. (a)                                  193               4,680
Yellow Corp. * (a)                                            100               1,898
                                                                         ------------
                                                                              163,210
TOTAL COMMON STOCKS
(Cost: $70,906,598)                                                       $60,928,152
                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
WARRANTS - 0.00%
DRUGS & HEALTH CARE - 0.00%
Endo Pharmaceutical Holdings, Inc. *,
   (Expiration date 12/31/2002; strike price $0.01)         100           $        35
                                                                          -----------

TOTAL WARRANTS
(Cost: $361)                                                              $        35
                                                                          -----------

                                                        PRINCIPAL
                                                         AMOUNT                VALUE
                                                         ------                -----
SHORT TERM INVESTMENTS - 11.67%
Navigator Securities Lending Trust, 4.19%              $8,361,588        $  8,361,588
United States Treasury Bills,
   zero coupon due 08/16/2001 ****                         50,000              49,781
   zero coupon due 08/30/2001 ****                        200,000             198,842
   zero coupon due 09/27/2001 ****                        300,000             297,420
                                                                         ------------
                                                                         $  8,907,631


REPURCHASE AGREEMENTS - 8.50%
Repurchase Agreement with State Street
   Corp., dated 06/29/2001 at 3.90%, to
   be repurchased at $6,486,107 on
   07/02/2001, collateralized by
   $5,220,000 U.S. Treasury Bonds,
   8.125% due 05/15/2021 (value at
   $6,616,350, including interest).
                                                       $6,484,000        $  6,484,000
                                                                         ------------

TOTAL INVESTMENTS   (TOTAL STOCK MARKET INDEX TRUST)
(Cost: $86,298,640)                                                      $ 76,319,818
                                                                         ============

500 INDEX TRUST

                                                           SHARES           VALUE
                                                           ------           -----
COMMON STOCKS - 97.60%
ADVERTISING - 0.08%
Interpublic Group Companies, Inc.                          19,916        $    584,535
                                                                         ------------
AEROSPACE - 1.51%
B.F. Goodrich Company                                       6,597             250,554
Boeing Company                                             56,233           3,126,555
General Dynamics Corp.                                     12,751             992,155
Honeywell International, Inc.                              53,795           1,882,287
Lockheed Martin Corp.                                      27,780           1,029,249
Northrop Grumman Corp.                                      6,008             481,241
Raytheon Company                                           22,279             591,507
Textron, Inc.                                               9,044             497,782
United Technologies Corp.                                  30,074           2,203,221
                                                                         ------------
                                                                           11,054,551
AIR TRAVEL - 0.23%
AMR Corp. *                                                 9,344             337,599
Delta Air Lines, Inc.                                       7,690             338,975
Southwest Airlines Company                                 48,605             898,707

                                                           SHARES           VALUE
                                                           ------           -----
AIR TRAVEL - CONTINUED
US Airways Group, Inc. *                                    4,128        $    100,310
                                                                         ------------
                                                                            1,675,591
ALUMINUM - 0.43%
Alcan Aluminum, Ltd.-USD                                   20,852             876,201
Alcoa, Inc.                                                56,685           2,233,389
                                                                         ------------
                                                                            3,109,590
APPAREL & TEXTILES - 0.15%
Cintas Corp.                                               11,448             529,470
Liz Claiborne, Inc.                                         3,333             168,150
Reebok International, Ltd. *                                3,552             113,486
V. F. Corp.                                                 7,133             259,499
                                                                         ------------
                                                                            1,070,605
AUTO PARTS - 0.34%
Dana Corp.                                                  9,461             220,820
Danaher Corp.                                               9,669             541,464
Delphi Automotive Systems Corp.                            37,462             596,770
Eaton Corp.                                                 4,531             317,623
Genuine Parts Company                                      11,070             348,705
TRW, Inc.                                                   7,762             318,242
Visteon Corp.                                               8,166             150,091
                                                                         ------------
                                                                            2,493,715
AUTOMOBILES - 0.75%
Ford Motor Company                                        120,103           2,948,529
General Motors Corp.                                       35,720           2,298,582
PACCAR, Inc.                                                4,781             245,839
                                                                         ------------
                                                                            5,492,950
BANKING - 5.69%
AmSouth BanCorp.                                           24,410             451,341
Bank America Corp.                                        102,482           6,151,994
Bank of New York, Inc.                                     47,949           2,301,552
Bank One Corp.                                             77,075           2,759,285
BB&T Corp.                                                 25,674             942,236
Comerica, Inc.                                             11,277             649,555
Fifth Third Bancorp                                        36,106           2,168,165
First Union Corp.                                          63,949           2,234,378
FleetBoston Financial Corp.                                69,991           2,761,145
Huntington Bancshares, Inc.                                17,671             288,921
KeyCorp                                                    27,170             707,779
MBNA Corp.                                                 55,802           1,838,676
Mellon Financial Corp.                                     31,541           1,450,886
National City Corp.                                        39,629           1,219,781
Northern Trust Corp.                                       14,331             895,688
PNC Bank Corp.                                             18,361           1,207,970
Southtrust Corp.                                           21,032             546,832
SunTrust Banks, Inc.                                       18,915           1,225,314
Union Planters Corp.                                        8,552             372,867
US Bancorp                                                124,132           2,828,968
Wachovia Corp.                                             13,362             950,706
Washington Mutual, Inc.                                    55,940           2,100,547
Wells Fargo & Company                                     112,180           5,208,517
Zions BanCorp.                                              6,202             365,918
                                                                         ------------
                                                                           41,629,021
BIOTECHNOLOGY - 2.12%
Amgen, Inc. *                                              68,531           4,158,461
Biogen, Inc. *                                              9,946             540,665
Chiron Corp. *                                             12,553             640,203
MedImmune, Inc. *                                          13,246             625,211
Merck & Company, Inc.                                     148,947           9,519,203
                                                                         ------------
                                                                           15,483,743

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
BROADCASTING - 1.58%
Clear Channel Communications *                             38,212        $  2,395,892
Comcast Corp., Class A *                                   61,492           2,668,753
Univision Communications, Inc., Class A *                  13,122             561,359
Viacom, Inc., Class B *                                   114,458           5,923,202
                                                                         ------------
                                                                           11,549,206
BUSINESS SERVICES - 2.65%
Automatic Data Processing, Inc.                            40,628           2,019,212
Cendant Corp. *                                            57,501           1,121,270
Computer Sciences Corp. *                                  10,989             380,219
Convergys Corp. *                                          12,703             384,266
Deluxe Corp.                                                4,590             132,651
Electronic Data Systems Corp.                              29,915           1,869,688
First Data Corp.                                           25,672           1,649,426
Fiserv, Inc. *                                              7,998             511,712
Fluor Corp.                                                 4,715             212,882
H & R Block, Inc.                                           6,135             396,014
ITT Industries, Inc.                                        5,453             241,295
NCR Corp. *                                                 5,966             280,402
Omnicom Group, Inc.                                        12,823           1,102,778
Paychex, Inc.                                              23,853             954,120
R.R. Donnelley & Sons Company                               7,662             227,561
Robert Half International, Inc. *                          12,582             313,166
Sapient Corp. *                                             7,504              73,164
TMP Worldwide, Inc. *                                       6,486             389,160
Tyco International, Ltd.                                  125,858           6,859,261
Unisys Corp. *                                             19,514             287,051
                                                                         ------------
                                                                           19,405,298
CHEMICALS - 1.14%
Air Products & Chemicals, Inc.,                            15,254             697,870
Dow Chemical Company                                       57,330           1,906,222
E.I. Du Pont De Nemours & Company                          67,404           3,251,569
Eastman Chemical Company                                    4,763             226,862
Engelhard Corp.                                             7,978             205,753
FMC Corp. *                                                 1,935             132,664
Great Lakes Chemical Corp.                                  3,373             104,057
Hercules, Inc. *                                            6,703              75,744
PPG Industries, Inc.                                       10,894             572,697
Praxair, Inc.                                               9,898             465,206
Rohm & Haas Company                                        14,599             480,307
Sigma-Aldrich Corp.                                         5,219             201,558
                                                                         ------------
                                                                            8,320,509
CELLULAR COMMUNICATIONS - 0.31%
Nextel Communications, Inc., Class A *                     49,328             863,240
Sprint Corp. (PCS Group), Series 1 * (a)                   59,420           1,434,993
                                                                         ------------
                                                                            2,298,233
COMPUTERS & BUSINESS EQUIPMENT - 5.97%
Apple Computer, Inc. *                                     23,568             547,956
Cabletron Systems, Inc. *                                  11,457             261,792
Cisco Systems, Inc. *                                     475,758           8,658,796
Compaq Computer Corp.                                     109,879           1,702,026
Dell Computer Corp. *                                     170,674           4,463,125
EMC Corp. *                                               145,126           4,215,910
Gateway, Inc. *                                            20,836             342,752
Hewlett-Packard Company                                   124,858           3,570,939
IBM Corp.                                                 111,989          12,654,757
Lexmark International Group, Inc., Class A *                8,111             545,465
Maxim Integrated Products, Inc. *                          20,464             904,713
Network Appliance, Inc. *                                  20,603             282,261

                                                           SHARES           VALUE
                                                           ------           -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Palm, Inc. *                                               36,025        $    218,672
Pitney Bowes, Inc.                                         16,183             681,628
Sabre Group Holdings, Inc. *                                8,135             406,750
Sanmina Corp. *                                            19,355             453,101
Sun Microsystems, Inc. *                                  210,864           3,314,782
Xerox Corp. *                                              41,683             398,906
                                                                         ------------
                                                                           43,624,331
CONSTRUCTION MATERIALS - 0.19%
Masco Corp.                                                32,032             799,519
Sherwin-Williams Company                                   10,248             227,505
Vulcan Materials Company                                    6,341             340,829
                                                                         ------------
                                                                            1,367,853
CONSTRUCTION & MINING EQUIPMENT - 0.23%
Caterpillar, Inc.                                          22,066           1,104,403
Nabors Industries, Inc. *                                   9,125             339,450
Noble Drilling Corp. *                                      8,350             273,463
                                                                         ------------
                                                                            1,717,316
CONTAINERS & GLASS - 0.10%
Ball Corp.                                                  1,871              88,985
Bemis, Inc. (a)                                             3,640             146,219
Pactiv Corp. *                                             10,493             140,606
Sealed Air Corp. *                                          5,203             193,812
Temple-Inland, Inc.                                         3,246             172,979
                                                                         ------------
                                                                              742,601
COSMETICS & TOILETRIES - 0.67%
Alberto Culver Company, Class B                             3,536             148,653
Avon Products, Inc.                                        15,698             726,503
Gillette Company                                           67,619           1,960,275
International Flavors & Fragrances, Inc.                    6,415             161,209
Kimberly-Clark Corp.                                       34,225           1,913,178
                                                                         ------------
                                                                            4,909,818
CRUDE PETROLEUM & NATURAL GAS - 0.47%
Burlington Resources, Inc.                                 14,229             568,449
Conoco, Inc., Class B                                      40,281           1,164,121
Occidental Petroleum Corp.                                 24,707             656,959
Sunoco, Inc.                                                5,516             202,051
Transocean Offshore, Inc.                                  20,105             829,331
                                                                         ------------
                                                                            3,420,911
DOMESTIC OIL - 3.37%
Amerada Hess Corp.                                          5,812             469,610
Anadarko Petroleum Corp.                                   16,012             865,128
Ashland, Inc.                                               4,429             177,603
Devon Energy Corp.                                          8,015             420,787
EOG Resources, Inc.                                         7,187             255,498
Exxon Mobil Corp.                                         222,412          19,427,688
Freeport McMoran Copper & Gold, Inc., Class B *             9,859             108,942
Halliburton Company                                        28,478           1,013,817
Kerr-McGee Corp.                                            6,359             421,411
Phillips Petroleum Company (a)                             16,458             938,106
Unocal Corp.                                               16,054             548,244
                                                                         ------------
                                                                           24,646,834
DRUGS & HEALTH CARE - 8.31%
Abbott Laboratories,                                       99,604           4,781,988
Aetna United States Healthcare, Inc. *                      9,356             242,040
Allergan, Inc.                                              8,540             730,170
American Home Products Corp.,                              84,608           4,944,492
Applera Corp.                                              13,384             358,022

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
DRUGS & HEALTH CARE - CONTINUED
Bausch & Lomb, Inc.                                         3,282        $    118,940
Becton Dickinson & Company                                 17,072             611,007
Biomet, Inc. *                                             11,163             536,494
Boston Scientific Corp. *                                  25,479             433,143
Bristol-Myers Squibb Company                              126,081           6,594,036
C.R. Bard, Inc.                                             3,130             178,253
Cardinal Health, Inc.                                      28,756           1,984,164
Eli Lilly & Company                                        72,504           5,365,296
Forest Laboratories, Inc. *                                11,347             805,637
Guidant Corp. *                                            19,858             714,888
HEALTHSOUTH Corp. *                                        24,117             385,148
Humana, Inc. *                                             10,514             103,563
IMS Health, Inc.                                           18,612             530,442
King Pharmaceuticals, Inc. *                               10,573             568,299
Manor Care, Inc. *                                          6,393             202,978
McKesson HBOC, Inc.                                        18,695             693,958
Medtronic, Inc.                                            77,942           3,586,111
Pfizer, Inc.                                              409,510          16,400,875
Pharmacia & Upjohn, Inc.                                   83,615           3,842,109
Quintiles Transnational Corp. *                             7,249             183,037
Schering-Plough Corp.                                      94,121           3,410,945
St. Jude Medical, Inc. *                                    5,263             315,780
Stryker Corp.                                              12,463             683,596
Tenet Healthcare Corp. *                                   20,435           1,054,242
Watson Pharmaceuticals, Inc. *                              6,720             414,221
                                                                         ------------
                                                                           60,773,874
ELECTRICAL EQUIPMENT - 4.83%
American Power Conversion Corp. *                          12,167             191,630
Cooper Industries, Inc.                                     5,863             232,116
Emerson Electric Company                                   27,376           1,656,248
General Electric Company                                  641,175          31,257,281
Johnson Controls, Inc.                                      5,925             429,385
Millipore Corp.                                             2,865             177,573
Molex, Inc. (a)                                            12,875             470,324
National Service Industries, Inc.                           2,555              57,666
Power One, Inc. * (a)                                       4,699              78,191
Symbol Technologies, Inc.                                  14,583             323,743
Tektronix, Inc. *                                           6,110             165,887
W.W. Grainger, Inc.                                         5,884             242,185
                                                                         ------------
                                                                           35,282,229
ELECTRIC UTILITIES - 2.57%
AES Corp. *                                                34,369           1,479,586
Allegheny Energy, Inc.                                      9,655             465,854
Ameren Corp.                                                8,592             366,878
American Electric Power, Inc.                              20,955             967,492
Calpine Corp. *                                            20,414             771,649
Cinergy Corp.                                               9,918             346,634
CMS Energy Corp.                                            8,199             228,342
Consolidated Edison, Inc. (a)                              13,293             529,061
Constellation Energy Group, Inc.                           10,516             447,982
Dominion Resources, Inc.                                   15,467             930,031
DTE Energy Company                                         11,361             527,605
Duke Energy Company                                        48,167           1,878,995
Edison International *                                     20,800             231,920
Entergy Corp.                                              14,313             549,476
Exelon Corp.                                               20,772           1,331,901
FirstEnergy Corp.                                          14,379             462,429
FPI Group, Inc.                                            11,181             673,208
GPU, Inc.                                                   7,578             266,367
Mirant Corp. *                                             21,830             750,952

                                                           SHARES           VALUE
                                                           ------           -----
ELECTRIC UTILITIES - CONTINUED
Niagara Mohawk Holdings, Inc. *                            10,685        $    189,018
PG&E Corp. *                                               25,152             281,702
Pinnacle West Capital Corp.                                 5,306             251,504
PPL Corp.                                                  10,047             552,585
Progress Energy, Inc.                                      12,903             579,603
Progress Energy, Inc. - CVO  *                              5,424               2,441
Public Service Enterprise Group, Inc.                      13,589             664,502
Reliant Energy, Inc.                                       19,664             633,377
Southern Company                                           43,101           1,002,098
TXU Corp.                                                  16,516             795,906
Xcel Energy, Inc.                                          21,565             613,524
                                                                         ------------
                                                                           18,772,622
ELECTRONICS - 0.96%
Agilent Technologies, Inc. *                               29,048             944,060
Analog Devices, Inc. *                                     23,219           1,004,222
Jabil Circuit, Inc. *                                      12,276             378,837
Linear Technology Corp.                                    20,234             894,747
Motorola, Inc.                                            140,572           2,327,872
PerkinElmer, Inc.                                           6,130             168,759
Rockwell International Corp.                               11,716             446,614
Solectron Corp. *                                          42,147             771,290
Thomas & Betts Corp.                                        3,650              80,556
                                                                         ------------
                                                                            7,016,957
ENERGY - 0.13%
Dynegy, Inc., Class A                                      20,516             953,994
                                                                         ------------
FINANCIAL SERVICES - 7.92%
Ambac Financial Group, Inc.                                 7,269             423,056
American Express Company,                                  85,533           3,318,680
Bear Stearns Companies, Inc.                                6,891             406,362
Capital One Financial Corp.                                14,501             870,060
Charles Schwab Corp.                                       89,174           1,364,362
Charter One Financial, Inc.                                13,635             434,956
Citigroup, Inc.                                           325,971          17,224,308
Concord EFS, Inc. *                                        13,875             721,639
Countrywide Credit Industries, Inc.                         7,125             326,895
Equifax, Inc.                                               8,828             323,811
Federal Home Loan Mortgage Corp.                           44,765           3,133,550
Federal National Mortgage Assn                             65,204           5,552,121
Franklin Resources, Inc.                                   18,698             855,807
Golden West Financial Corp.                                 9,880             634,691
Household International, Inc.                              30,274           2,019,276
J. P. Morgan Chase & Company                              126,941           5,661,569
John Hancock Financial Services                            19,463             783,580
Lehman Brothers Holdings, Inc.                             15,826           1,230,471
MBIA, Inc.                                                  9,488             528,292
Merrill Lynch & Company, Inc.                              54,135           3,207,499
Moodys Corp.                                               10,130             339,355
Morgan Stanley Dean Witter & Company                       72,046           4,627,515
Providian Financial Corp.                                  18,565           1,099,048
Regions Financial Corp. (a)                                13,960             446,720
State Street Corp.                                         20,756           1,027,214
Synovus Financial Corp.                                    19,249             604,034
USA Education, Inc.                                        10,412             760,076
                                                                         ------------
                                                                           57,924,947
FOOD & BEVERAGES - 3.25%
Archer-Daniels-Midland Company                             42,608             553,904
Campbell Soup Company                                      27,673             712,580
Coca-Cola Enterprises, Inc.                                26,246             429,122

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
FOOD & BEVERAGES - CONTINUED
ConAgra, Inc.                                              34,799        $    689,368
General Mills, Inc.                                        18,191             796,402
H.J. Heinz Company                                         22,009             899,948
Hershey Foods Corp.                                         8,596             530,459
Kellogg Company                                            26,720             774,880
Pepsi Bottling Group, Inc.                                  9,414             377,501
PepsiCo, Inc.                                              95,139           4,205,144
Quaker Oats Company                                         8,701             793,966
Ralston Purina Company                                     20,683             620,904
Sara Lee Corp.                                             52,964           1,003,138
SUPERVALU, Inc.                                             8,245             144,700
SYSCO Corp.                                                43,250           1,174,237
The Coca-Cola Company                                     159,786           7,190,370
Unilever NV                                                37,229           2,217,732
Wm. Wrigley Jr. Company                                    14,241             667,191
                                                                         ------------
                                                                           23,781,546
FOREST PRODUCTS - 0.01%
Louisiana Pacific Corp.                                     6,547              76,796
                                                                         ------------
FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc.                                      12,295             270,859
                                                                         ------------
GAS & PIPELINE UTILITIES - 0.94%
El Paso Corp.                                              33,890           1,780,581
Enron Corp.                                                48,019           2,352,931
Keyspan Corp.                                               9,120             332,698
Kinder Morgan, Inc.                                         7,776             390,744
NICOR, Inc.                                                 2,907             113,315
NiSource, Inc.                                             13,544             370,157
ONEOK, Inc.                                                 3,584              70,605
Peoples Energy Corp.                                        2,214              89,003
Sempra Energy                                              12,830             350,772
Williams Companies, Inc.                                   30,951           1,019,835
                                                                         ------------
                                                                            6,870,641
GOLD - 0.10%
Barrick Gold Corp.                                         24,748             374,932
Homestake Mining Company                                   16,286             126,216
Placer Dome, Inc.                                          20,512             201,018
                                                                         ------------
                                                                              702,166
HEALTHCARE PRODUCTS - 1.60%
Baxter International, Inc.                                 38,048           1,864,352
Johnson & Johnson                                         196,425           9,821,250
                                                                         ------------
                                                                           11,685,602
HEALTHCARE SERVICES - 0.44%
HCA Healthcare Company                                     35,235           1,592,270
Unitedhealth Group, Inc.                                   20,373           1,258,033
Wellpoint Health Networks, Inc., Class A *                  4,163             392,321
                                                                         ------------
                                                                            3,242,624
HOMEBUILDERS - 0.04%
Centex Corp.                                                3,685             150,164
Pulte Corp.                                                 2,561             109,175
                                                                         ------------
                                                                              259,339
HOTELS & RESTAURANTS - 0.71%
Darden Restaurants, Inc.                                    7,659             213,686
Hilton Hotels Corp.                                        23,039             267,252
Marriott International, Inc., Class A                      15,915             753,416
McDonalds Corp.                                            85,243           2,306,676

                                                           SHARES           VALUE
                                                           ------           -----
HOTELS & RESTAURANTS - CONTINUED
Starbucks Corp. *                                          24,666        $    567,318
Starwood Hotels & Resorts SBI, Class B                     13,034             485,907
Tricon Global Restaurants, Inc. *                           9,233             405,329
Wendy's International, Inc.                                 7,148             182,560
                                                                         ------------
                                                                            5,182,144
HOUSEHOLD APPLIANCES - 0.10%
Black & Decker Corp.                                        5,325             210,125
KB HOME                                                     3,017              91,023
Maytag Corp.                                                4,907             143,579
Whirlpool Corp.                                             4,489             280,562
                                                                         ------------
                                                                              725,289
HOUSEHOLD PRODUCTS - 1.26%
Clorox Company                                             14,724             498,407
Colgate-Palmolive Company                                  36,877           2,175,374
Fortune Brands, Inc.                                        9,840             377,462
Newell Rubbermaid, Inc.                                    16,706             419,321
Procter & Gamble Company                                   83,953           5,356,201
Snap-On, Inc.                                               3,672              88,716
The Stanley Works                                           5,495             230,131
Tupperware Corp.                                            3,574              83,739
                                                                         ------------
                                                                            9,229,351
INDUSTRIAL MACHINERY - 0.51%
Crane Company                                               3,813             118,203
Cummins Engine, Inc.                                        2,558              98,995
Deere & Company                                            15,678             593,412
Dover Corp.                                                12,804             482,071
Illinois Tool Works, Inc.                                  19,474           1,232,704
Ingersoll-Rand Company                                     10,082             415,379
Pall Corp.                                                  7,759             182,569
Parker-Hannifin Corp.                                       8,178             347,074
Thermo Electron Corp. *                                    12,143             267,389
                                                                         ------------
                                                                            3,737,796
INSURANCE - 4.10%
AFLAC, Inc.                                                33,638           1,059,261
Allstate Corp.                                             47,505           2,089,745
American General Corp.                                     32,374           1,503,772
American International Group, Inc.                        151,157          12,999,502
Aon Corp.                                                  17,405             609,175
Chubb Corp.                                                11,012             852,659
CIGNA Corp.                                                10,008             958,966
Cincinnati Financial Corp.                                 10,016             395,632
Conseco, Inc. * (a)                                        20,307             277,190
Hartford Financial Services Group, Inc.                    16,199           1,108,012
Jefferson-Pilot Corp.                                       9,683             467,883
Lincoln National Corp.                                     12,055             623,846
Loews Corp.                                                12,672             816,457
Marsh & McLennan Companies, Inc.                           17,778           1,795,578
Metlife, Inc.                                              50,151           1,553,678
MGIC Investment Corp.                                       6,598             479,279
Progressive Corp.                                           4,540             613,763
SAFECO Corp.                                                7,975             235,262
St. Paul Companies, Inc.                                   14,057             712,549
Torchmark, Inc.                                             8,019             322,444
UNUMProvident Corp.                                        15,074             484,177
                                                                         ------------
                                                                           29,958,830
INTERNATIONAL OIL - 2.03%
Chevron Corp.                                              41,548           3,760,094
Royal Dutch Petroleum Company-NY Shares *                 139,693           8,139,911
Texaco, Inc.                                               35,109           2,338,259

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
INTERNATIONAL OIL - CONTINUED
USX-Marathon Group                                         21,194        $    625,435
                                                                         ------------
                                                                           14,863,699
INTERNET CONTENT - 0.10%
Yahoo, Inc. *                                              36,182             723,278
                                                                         ------------
INVESTMENT COMPANIES - 0.11%
Stilwell Financial, Inc.                                   14,736             494,540
T. Rowe Price Group, Inc.                                   7,521             281,210
                                                                         ------------
                                                                              775,750
LEISURE TIME - 2.85%
AOL Time Warner, Inc.*                                    286,204          15,168,812
Brunswick Corp.                                             5,489             131,901
Carnival Corp., Class A                                    37,684           1,156,899
Harrahs Entertainment, Inc. *                               7,620             268,986
Hasbro, Inc.                                               10,758             155,453
The Walt Disney Company                                   137,349           3,968,012
                                                                         ------------
                                                                           20,850,063
LIQUOR - 0.38%
Adolph Coors Company, Class B                               2,289             114,862
Anheuser-Busch Companies, Inc.                             58,592           2,413,990
Brown Forman Corp., Class B                                 4,488             286,963
                                                                         ------------
                                                                            2,815,815

MANUFACTURING - 0.40%
Minnesota Mining & Manufacturing Company                   25,642           2,925,752
                                                                         ------------
METAL & METAL PRODUCTS - 0.04%
Inco, Ltd. *                                               11,356             196,005
Timken Company                                              3,809              64,524
                                                                         ------------
                                                                              260,529
MINING - 0.06%
Newmont Mining Corp.                                       12,929             240,609
Phelps Dodge Corp.                                          4,885             202,727
                                                                         ------------
                                                                              443,336
NEWSPAPERS - 0.24%
Dow Jones & Company, Inc.                                   5,527             330,017
Gannett, Inc.                                              17,272           1,138,225
Knight-Ridder, Inc. (a)                                     4,850             287,605
                                                                         ------------
                                                                            1,755,847
OFFICE FURNISHINGS & SUPPLIES - 0.14%
Avery Dennison Corp.                                        7,050             359,903
Office Depot, Inc. *                                       19,563             203,064
Staples, Inc. *                                            30,661             490,269
                                                                         ------------
                                                                            1,053,236
PAPER - 0.44%
Boise Cascade Corp.                                         3,536             124,361
Georgia-Pacific Corp.                                      14,059             475,897
International Paper Company                                31,259           1,115,946
Mead Corp.                                                  6,401             173,723
Potlatch Corp.                                              1,815              62,454
Westvaco Corp.                                              6,325             153,634
Weyerhaeuser Company                                       14,521             798,220
Willamette Industries, Inc.                                 6,892             341,154
                                                                         ------------
                                                                            3,245,389
PETROLEUM SERVICES - 0.52%
Apache Corp.                                                8,140             413,105
Baker Hughes, Inc.                                         21,536             721,456

                                                           SHARES           VALUE
                                                           ------           -----
PETROLEUM SERVICES - CONTINUED
McDermott International, Inc. *                             3,758        $     43,781
Rowan Companies, Inc. *                                     5,879             129,926
Schlumberger, Ltd.                                         37,414           1,969,847
Tosco Corp.                                                11,297             497,633
                                                                         ------------
                                                                            3,775,748
PHOTOGRAPHY - 0.12%
Eastman Kodak Company                                      19,364             903,912
                                                                         ------------
PUBLISHING - 0.31%
American Greetings Corp., Class A                           3,985              43,835
McGraw-Hill Companies, Inc.                                12,747             843,214
Meredith Corp.                                              3,135             112,264
New York Times Company, Class A                            10,603             445,326
Tribune Company                                            20,051             802,241
                                                                         ------------
                                                                            2,246,880
RAILROADS & EQUIPMENT - 0.37%
Burlington Northern Santa Fe Corp.                         25,015             754,703
CSX Corp.                                                  13,597             492,755
Norfolk Southern Corp.                                     26,555             549,689
Union Pacific Corp.                                        16,362             898,437
                                                                         ------------
                                                                            2,695,584
RETAIL GROCERY - 0.53%
Albertsons, Inc.                                           25,624             768,464
Kroger Company *                                           54,102           1,352,550
Safeway, Inc. *                                            31,996           1,535,808
Winn-Dixie Stores, Inc.                                     9,037             236,137
                                                                         ------------
                                                                            3,892,959
RETAIL TRADE - 5.49%
AutoZone, Inc. *                                            8,178             306,675
Bed Bath & Beyond, Inc. *                                  17,753             553,894
Best Buy Company, Inc. *                                   13,600             863,872
Big Lots, Inc. *                                            6,948              95,049
Circuit City Stores, Inc.                                  12,782             230,076
Costco Wholesale Corp. *                                   28,960           1,189,677
CVS Corp.                                                  25,195             972,527
Dillards, Inc., Class A                                     5,776              88,200
Dollar General Corp.                                       20,559             400,900
Federated Department Stores, Inc. *                        13,209             561,382
Home Depot, Inc.                                          151,724           7,062,752
J. C. Penney, Inc.                                         16,305             429,800
Kmart Corp. *                                              30,086             345,086
Kohls Corp. *                                              21,069           1,321,658
Longs Drug Stores Corp.                                     2,463              53,078
Lowe's Companies, Inc.                                     25,068           1,818,683
May Department Stores, Inc.                                19,534             669,235
Nordstrom, Inc.                                             8,344             154,781
Radioshack Corp.                                           11,682             356,301
Sears Roebuck & Company                                    21,917             927,308
Target Corp.                                               58,393           2,020,398
The Gap, Inc.                                              54,960           1,593,840
The Limited, Inc.                                          28,275             467,103
Tiffany & Company                                           9,087             329,131
TJX Companies, Inc.                                        18,565             591,667
Toys R Us, Inc. *                                          13,327             329,843
Wal-Mart Stores, Inc.                                     289,862          14,145,266
Walgreen Company                                           65,933           2,251,612
                                                                         ------------
                                                                           40,129,794
SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. *                            11,955             223,319

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                           ------           -----
SANITARY SERVICES - CONTINUED
Ecolab, Inc.                                                8,075        $    330,833
Waste Management, Inc.                                     40,593           1,251,076
                                                                         ------------
                                                                            1,805,228
SEMICONDUCTORS - 3.70%
Advanced Micro Devices, Inc. *                             24,629             711,286
Altera Corp. *                                             25,919             751,651
Applied Materials, Inc. *                                  51,957           2,551,089
Applied Micro Circuits Corp. *                             18,946             325,871
Broadcom Corp., Class A *                                  18,504             791,231
Conexant Systems, Inc. *                                   14,744             131,959
Intel Corp.                                               434,273          12,702,485
KLA-Tencor Corp. *                                         13,307             778,060
LSI Logic Corp. *                                          25,952             487,898
Micron Technology, Inc. *                                  38,609           1,586,830
National Semiconductor Corp. *                             11,029             321,164
Novellus Systems, Inc. *                                    9,029             512,757
QLogic Corp. *                                              5,829             375,679
Teradyne, Inc. *                                           10,871             359,830
Texas Instruments, Inc.                                   112,391           3,540,316
Vitesse Semiconductor Corp. *                              12,873             270,848
Xilinx, Inc. *                                             21,220             875,113
                                                                         ------------
                                                                           27,074,067
SOFTWARE - 5.60%
Adobe Systems, Inc.                                        15,475             727,325
Autodesk, Inc.                                              3,658             136,443
BMC Software, Inc. *                                       16,815             379,010
BroadVision, Inc. *                                        17,062              85,310
Citrix Systems, Inc. *                                     11,624             405,678
Computer Associates International, Inc.                    38,026           1,368,936
Compuware Corp. *                                          22,680             317,293
Intuit, Inc. *                                             12,914             516,431
Mercury Interactive Corp. *                                 5,236             313,636
Microsoft Corp. *                                         347,788          25,388,524
Novell, Inc. *                                             20,561             116,992
Oracle Corp. *                                            362,140           6,880,660
Parametric Technology Corp. *                              17,203             240,670
PeopleSoft, Inc. *                                         18,395             905,586
Siebel Systems, Inc. *                                     29,956           1,404,937
VERITAS Software Corp. *                                   26,687           1,775,486
                                                                         ------------
                                                                           40,962,917
STEEL - 0.07%
Allegheny Technologies, Inc.                                5,186              93,815
Nucor Corp.                                                 5,266             257,455
USX-United States Steel Group                               5,573             112,296
Worthington Industries, Inc.                                5,416              73,657
                                                                         ------------
                                                                              537,223
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.77%
ADC Telecommunications, Inc. *                             49,210             324,786
Andrew Corp. *                                              5,021              92,637
Avaya, Inc. *                                              17,513             239,928
Comverse Technology, Inc. *                                12,239             698,847
Corning, Inc. *                                            58,968             985,355
Global Crossing, Ltd. *                                    56,597             488,998
JDS Uniphase Corp. *                                       83,804           1,047,550
Lucent Technologies, Inc.                                 220,943           1,369,847
Nortel Networks Corp. - USD                               205,919           1,871,804
QUALCOMM, Inc. *                                           49,251           2,880,199
Scientific-Atlanta, Inc.                                   10,592             430,035
Tellabs, Inc. *                                            26,387             511,380

                                                           SHARES           VALUE
                                                           ------           -----

TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Verizon Communications                                    174,218        $  9,320,663
                                                                         ------------
                                                                           20,262,029
TELEPHONE - 3.76%
Alltel Corp.                                               20,329           1,245,355
AT&T Corp.,                                               222,716           4,899,752
BellSouth Corp.                                           120,335           4,845,891
CenturyTel, Inc.                                            8,777             265,943
Citizens Communications Company *                          19,443             233,899
Qwest Communications International, Inc.                  106,729           3,401,453
SBC Communications, Inc.                                  218,140           8,738,688
Sprint Corp. (FON Group)                                   57,617           1,230,699
WorldCom, Inc. *                                          185,079           2,628,122
                                                                         ------------
                                                                           27,489,802
TIRES & RUBBER - 0.05%
Cooper Tire & Rubber Company                                4,588              65,150
Goodyear Tire &  Rubber Company                             9,835             275,380
                                                                         ------------
                                                                              340,530
TOBACCO - 1.04%
Philip Morris Companies, Inc.                             143,427           7,278,920
UST, Inc.                                                  10,187             293,997
                                                                         ------------
                                                                            7,572,917
TOYS, AMUSEMENTS & SPORTING GOODS - 0.17%
Mattel, Inc.                                               26,633             503,896
NIKE, Inc., Class B                                        17,038             715,426
                                                                         ------------
                                                                            1,219,322
TRANSPORTATION - 0.13%
Harley Davidson, Inc.                                      19,694             927,194
                                                                         ------------
TRUCKING & FREIGHT - 0.13%
Fedex Corp. *                                              19,685             791,337
Navistar International Corp. *                              3,832             107,793
Ryder Systems, Inc.                                         3,700              72,520
                                                                         ------------
                                                                              971,650
TOTAL COMMON STOCKS
(Cost: $794,681,012)                                                     $713,565,267
                                                                         ------------

                                                        PRINCIPAL
                                                         AMOUNT               VALUE
                                                        ---------             -----
SHORT TERM INVESTMENTS - 0.66%
Navigator Securities Lending Trust, 4.19%              $4,075,364        $  4,075,364
United States Treasury Bills,
   zero coupon due 08/23/2001 ****                        300,000             298,491
   3.46% due 07/26/2001 ****                              300,000             299,279
   3.505% due 09/06/2001 ****                             100,000              99,328
   3.59% due 08/16/2001 ****                               50,000              49,771
                                                                         ------------
                                                                         $  4,822,233

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT               VALUE
                                                        ---------             -----
REPURCHASE AGREEMENTS - 1.74%
Repurchase Agreement with State Street
   Corp., dated 06/29/2001 at 3.90%, to
   be repurchased at $12,727,135 on
   07/02/2001, collateralized by
   $10,320,000 U.S. Treasury Bonds,
   8.125% due 05/15/2021 (valued at
   $13,080,600, including interest).                  $12,723,000        $ 12,723,000
                                                                         ------------
TOTAL INVESTMENTS (500 INDEX TRUST) (Cost:
$812,226,245)                                                            $731,110,500
                                                                         ============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                           SHARES           VALUE
                                                           ------           -----

INVESTMENT COMPANIES - 100%
MANUFACTURERS INVESTMENT TRUST
   Capital Appreciation                                 1,061,809        $ 10,161,512
   Mid Capital Growth                                     285,940           3,468,454
   Strategic Growth                                       704,216           8,542,144
   Large Capital Growth                                   469,478           5,140,779
   Aggressive Growth Trust                                454,454           6,962,239
   Blue Chip Growth Trust                                 921,191          15,282,559
   Dynamic Growth Trust                                 1,516,195           8,733,284
   Equity-Income Trust                                  1,340,134          20,544,250
   International Stock Trust                            1,834,270          18,966,350
   International Value Trust                            1,567,804          17,245,849
   Mid Cap Stock Trust                                    317,948           3,452,920
   Overseas Trust                                       1,983,729          18,964,448
   Small Company Blend Trust                              453,246           5,293,908
   Small Company Value Trust                            1,010,647          13,886,289
   U.S. Large Cap Value Trust                           1,184,388          15,373,362
                                                                         ------------

TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
(Cost: $182,809,280)                                                     $172,018,347
                                                                         ============

LIFESTYLE GROWTH 820 TRUST

                                                         SHARES             VALUE
                                                         ------             -----
INVESTMENT COMPANIES - 100%
MANUFACTURERS INVESTMENT TRUST
   Mid Cap Opportunities                                1,027,721        $ 12,569,028
   Strategic Growth                                     2,043,551          24,788,275
   Blue Chip Growth Trust                               1,856,379          30,797,328
   Dynamic Growth Trust                                 3,299,862          19,007,207
   Emerging Small Company Trust                           454,707          12,699,967
   Equity-Income Trust                                  2,835,661          43,470,691
   Growth & Income Trust                                1,960,902          49,179,410
   Growth Trust                                         1,218,477          18,484,302
   High Yield Trust                                     1,816,379          18,527,062
   International Stock Trust                            2,419,469          25,017,305
   International Value Trust                            3,980,883          43,789,709
   Mid Cap Stock Trust                                  1,729,965          18,787,421
   Overseas Trust                                       6,541,526          62,536,989
   Quantitative Equity Trust                              955,447          18,564,335
   Small Company Blend Trust                            2,192,107          25,603,811

                                                         SHARES             VALUE
                                                         ------             -----

INVESTMENT COMPANIES - CONTINUED
   Small Company Value Trust                            1,832,985        $ 25,185,215
   Strategic Bond Trust                                 1,189,941          12,327,786
   Total Return Trust                                   6,606,442          86,280,131
   U.S. Government Securities Trust                     1,404,941          18,517,127
   U.S. Large Cap Value Trust                           4,296,191          55,764,564
                                                                         ------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST)
(Cost: $651,827,885)                                                     $621,897,663
                                                                         ============

LIFESTYLE BALANCED 640 TRUST

                                                         SHARES             VALUE
                                                         ------             -----
INVESTMENT COMPANIES - 100%
MANUFACTURERS INVESTMENT TRUST
   Blue Chip Growth Trust                               3,357,958        $ 55,708,524
   Emerging Small Company Trust                           685,424          19,143,880
   Equity-Income Trust                                    814,184          12,481,437
   Growth & Income Trust                                1,231,606          30,888,687
   Growth Trust                                         2,040,809          30,959,071
   High Yield Trust                                     7,909,784          80,679,793
   International Stock Trust                            2,431,398          25,140,657
   International Value Trust                            2,857,508          31,432,588
   Overseas Trust                                       3,286,890          31,422,670
   Quantitative Equity Trust                              960,158          18,655,870
   Real Estate Securities Trust                         2,378,643          37,582,558
   Strategic Bond Trust                                 1,195,808          12,388,570
   Total Return Trust                                   9,010,093         117,671,821
   U.S. Government Securities Trust                     4,235,606          55,825,289
   U.S. Large Cap Value Trust                           3,837,666          49,812,909
   Value Trust                                            743,979          12,476,523
                                                                         ------------

TOTAL INVESTMENTS (LIFESTYLE BALANCED 640 TRUST)
(Cost: $653,257,366)                                                     $622,270,847
                                                                         ============

LIFESTYLE MODERATE 460 TRUST

                                                         SHARES             VALUE
                                                         ------             -----
INVESTMENT COMPANIES - 100%
MANUFACTURERS INVESTMENT TRUST
   Blue Chip Growth Trust                                 498,253        $  8,266,010
   Growth Trust                                           953,866          14,470,141
   High Yield Trust                                     2,437,582          24,863,341
   International Stock Trust                              405,866           4,196,657
   International Value Trust                              572,395          $6,296,340
   Investment Quality Bond Trust                        2,709,899          31,001,250
   Money Market Trust                                   2,073,976          20,739,764
   Overseas Trust                                         877,874           8,392,472
   Real Estate Securities Trust                           794,120          12,547,094
   Strategic Bond Trust                                   798,451           8,271,952
   Total Return Trust                                     474,956           6,202,931
   U.S. Government Securities Trust                     3,142,388          41,416,680
   U.S. Large Cap Value Trust                             800,763          10,393,905
   Value Trust                                            620,951          10,413,348
                                                                         ------------
TOTAL INVESTMENTS   (LIFESTYLE MODERATE 460 TRUST)
(Cost: $211,074,392)                                                     $207,471,885
                                                                         ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

LIFESTYLE CONSERVATIVE 280 TRUST

                                                         SHARES             VALUE
                                                         ------             -----
INVESTMENT COMPANIES - 100%
MANUFACTURERS INVESTMENT TRUST
   Fundamental Value                                      523,780        $  6,426,783
   Diversified Bond Trust                               1,756,441          17,845,436
   High Yield Trust                                       874,780           8,922,752
   International Stock Trust                              624,231           6,454,551
   Money Market Trust                                   2,551,857          25,518,572
   Real Estate Securities Trust                           407,125           6,432,569
   Total Return Trust                                   1,947,983          25,440,652
   U.S. Government Securities Trust                     1,933,225          25,479,907
   U.S. Large Cap Value Trust                             394,109           5,115,538
                                                                         ------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
(Cost: $128,546,786)                                                     $127,636,760
                                                                         ============

Key to Currency Abbreviations
-----------------------------
AUD - Australian Dollar
CAD - Canadian Dollar
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deustche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
ITL - Italian Lira
IEP - Irish Punt
JPY - Japanese Yen
NLG - Netherland Guilder
NZD - New Zealand Dollar
NOK - Norwegian Krone
PLZ - Polish Zloty
SGD - Singapore Dollar

Key to Security Abbreviations and Legend
----------------------------------------
ADR        -   American Depositary Receipts
ADS        -   American Depositary Shares
ESOP       -   Employee Stock Ownership Plan
EWCO       -   European Written Call Option
FRN        -   Floating Rate Note (Rate effective as of June 30, 2001).
GDR        -   Global Depositary Receipts
GTD        -   Guaranteed
IO         -   Interest Only (Carries notional principal amount)
OTC        -   Over The Counter
REIT       -   Real Estate Investment Trust
REMIC      -   Real Estate Mortgage Investment Conduit
SBI        -   Shares Beneficial Interest
SPDR       -   Standard & Poor's Depositary Receipts
TBA        -   To Be Announced
VR         -   Variable Rate Demand Note (Rate effective as of June 30, 2001)
#          -   Non-Income producing, issuer is in bankruptcy and is in default of interest payments.
*          -   Non-Income producing
**         -   Purchased on a forward commitment (Note 2)
***        -   At June 30, 2001 a portion of this security was pledged to cover forward commitments purchased.
****       -   At June 30, 2001 a portion of this security was pledged to cover margin requirements for open futures contracts.
(a)        -   At June 30, 2001 all or a portion of this security was out on loan.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following sixty Portfolios: The Internet Technologies Trust ("Internet Technologies"), the Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Telecommunications Trust ("Telecommunications"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Health Sciences Trust ("Health Sciences"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Growth Trust ("Mid Cap Growth"), the Mid Cap Opportunities Trust ("Mid Cap Opportunities"), the Mid Cap Stock Trust ("Mid Cap Stock"), the All Cap Growth Trust ("All Cap Growth"), the Financial Services Trust ("Financial Services"), the Overseas Trust ("Overseas"), the International Stock Trust ("International Stock"), the International Value Trust ("International Value"), the Capital Appreciation Trust ("Capital Appreciation"), the Strategic Opportunities Trust ("Strategic Opportunities", formerly "Mid Cap Blend"), the Quantitative Mid Cap Trust ("Quantitative Mid Cap"), the Global Equity Trust ("Global Equity"), the Strategic Growth Trust ("Strategic Growth"), the Growth Trust ("Growth"), the Large Cap Growth Trust ("Large Cap Growth"), the All Cap Value Trust ("All Cap Value"), the Capital Opportunities Trust ("Capital Opportunities"), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Utilities Trust ("Utilities"), the Real Estate Securities Trust ("Real Estate Securities"), the Small Company Value Trust ("Small Company Value"), the Mid Cap Value Trust ("Mid Cap Value"), the Value Trust ("Value"), the Equity Index Trust ("Equity Index"), the Tactical Allocation Trust ("Tactical Allocation"), the Fundamental Value Trust ("Fundamental Value"), the Growth & Income Trust ("Growth & Income"), the U.S. Large Cap Value Trust ("U.S. Large Cap Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Balanced Trust ("Balanced"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond"), the Total Return Trust ("Total Return"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Diversified Bond Trust ("Diversified Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index"), the 500 Index Trust ("500 Index"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Health Sciences, Dynamic Growth, Global Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, B and C, which are separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"); to Separate Accounts A, B, D and E, which are separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"); to Separate Accounts One, Two, Three, and Four, which are separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America"); and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). MNA, MNY, Manulife America and Manulife USA are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". MNY is a wholly owned subsidiary of MNA and Manulife America is a wholly owned subsidiary of Manulife USA.

At June 30, 2001, Manulife USA owned seed money shares in Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Capital Opportunities, Utilities, Mid Cap Value, Capital Appreciation, Small Cap Index, International Index, Mid Cap Index and Total Stock Market Index.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by MNA, serves as investment adviser for the Trust (See Note
6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

CHANGE IN SUBADVISERS. Effective April 30, 2001, Morgan Stanley Asset Management, Inc. ("MSAM") resigned as subadviser to Global Equity, Manufacturers Adviser Corporation ("MAC") resigned as subadviser to Real Estate Securities and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") resigned as subadviser to Small Company Value. The Trustees, including a majority of Trustees who are not interested persons of the Trust voted to approve the following new subadvisers: Putnam Investment Management, LLC ("Putnam") as subadviser to Global Equity, Cohen & Steers Capital Management, Inc. ("Cohen & Steers") as subadviser to Real Estate Securities and T. Rowe Price Associates, Inc. ("T. Rowe Price") as subadviser to Small Company Value.

Effective May 4, 2001, Founders Asset Management, LLC resigned as subadviser to Balanced. The Trustees, including a majority of Trustees who are not interested persons of the Trust voted to approve MAC as subadviser to Balanced. The proposed change was approved by the shareholders of Balanced on May 4, 2001.

CHANGE IN PORTFOLIO NAMES. Effective April 30, 2001, the name of Mid Cap Blend was changed to Strategic Opportunities.

NEW PORTFOLIOS. Effective April 30, 2001, Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, Quantitative Mid Cap, Strategic Growth, All Cap Value, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value commenced operations. INVESCO Funds Group, Inc. ("INVESCO") is the subadviser to Telecommunications and Mid Cap Growth, T. Rowe Price Associates, Inc. ("T. Rowe Price") is the subadviser to Health Sciences, Putnam is the subadviser to Mid Cap Opportunities, Davis Selected Advisers, LP ("Davis") is the subadviser to Financial Services and Fundamental Value, MAC is the subadviser to Quantitative Mid Cap, Massachusetts Financial Services Company ("MFS") is the subadviser to Strategic Growth, Capital Opportunities, and Utilities, The Dreyfus Corporation ("Dreyfus") is the subadviser to All Cap Value, and Lord, Abbett & Co. ("Lord Abbett") is the subadviser to Mid Cap Value.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

BASIS OF PRESENTATION. The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended June 30, 2001 are not necessarily indicative of annual results.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

              (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

              (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios that invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at June 30, 2001:

                                       SALES OF FUTURES CONTRACTS                      PURCHASE OF FUTURES CONTRACTS
                                      --------------------------                       -----------------------------
                                       NUMBER       AGGREGATE                      NUMBER        AGGREGATE
                        EXPIRATION     OF OPEN     MARKET VALUE     UNREALIZED     OF OPEN      MARKET VALUE         UNREALIZED
                           DATE       CONTRACTS    OF CONTRACTS    GAIN (LOSS)    CONTRACTS     OF CONTRACTS         GAIN (LOSS)
                           ----       ---------   ------------     -----------    ---------     ------------         -----------
OVERSEAS:
DAX - 30 Index            Sep-2001                                                    49         6,348,140            ($176,062)
CAC - 40 Index            Sep-2001                                                   155         6,895,465               23,918
DJ Euro Stoxx 50 Index    Sep-2001                                                   171         6,216,806             (302,291)
FTSE 100 Index            Sep-2001                                                    81         6,446,225             (356,804)
NIKKEI 225 Index          Sep-2001                                                    30         1,938,000               14,635
TOPIX Index               Sep-2001                                                    58         6,027,424              (52,956)
                                                                                                                     -----------
                                                                                                                      ($849,560)
                                                                                                                      ==========
EQUITY INDEX:
S&P 500 Index             Sep-2001                                                     2           615,850             ($22,791)
                                                                                                                     ===========

HIGH YIELD:
U.S. 10 yr. Treasury      Sep-2001                                                    76         7,829,188              $35,588
                                                                                                                     ===========

U.K. Treasury             Sep-2001        42         6,624,052       $38,269
                                                                  ============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
SIGNIFICANT ACCOUNTING POLICIES, CONTINUED




                                                    SALES OF FUTURES CONTRACTS               PURCHASE OF FUTURES CONTRACTS
                                                   --------------------------               -------------------------------
                                               NUMBER       AGGREGATE                    NUMBER        AGGREGATE
                                  EXPIRATION   OF OPEN     MARKET VALUE  UNREALIZED     OF OPEN      MARKET VALUE     UNREALIZED
                                    DATE      CONTRACTS    OF CONTRACTS  GAIN (LOSS)    CONTRACTS     OF CONTRACTS    GAIN (LOSS)
                                    ----      ---------   -------------  -----------    ---------     ------------    -----------

GLOBAL BOND:
Japan 10 yr.                       Sep-2001                                                   24      Y27,067,597       $197,017
Municipal Bond Index               Sep-2001                                                    5          511,875        (5,469)
U.S. Treasury 10 yr.               Sep-2001                                                   33        3,399,516       (42,457)
                                                                                                                      ------------
                                                                                                                        $149,091
                                                                                                                      ===========

U.S. Treasury 5 yr.                Sep-2001      27         2,790,281     ($2,688)
                                                                         ==========

TOTAL RETURN:
Germany 5 yr. Bonds                Sep-2001                                                  173       15,508,279      ($68,906)
Municipal Bond Index               Sep-2001                                                    3          307,125        (3,281)
U.S. Treasury                      Sep-2001                                                   12        1,203,750         15,656
Eurodollar                         Mar-2002                                                   55       13,131,250         39,875
Euribor                            Mar-2002                                                   54       10,964,072         37,447
Eurodollar                         Jun-2002                                                  524      124,587,550       (70,475)
Eurodollar                         Sep-2002                                                  524      124,168,350       (97,538)
Eurodollar                         Dec-2002                                                  524      123,709,850      (135,419)
Eurodollar                         Mar-2003                                                  469      110,513,988      (153,344)
Eurodollar                         Jun-2003                                                   18        4,231,125       (14,850)
Eurodollar                         Sep-2003                                                   18        4,223,700       (17,775)
Eurodollar                         Dec-2003                                                   18        4,215,600       (19,350)
Eurodollar                         Mar-2004                                                   18        4,214,700       (19,771)
                                                                                                                      ------------
                                                                                                                      ($507,731)
                                                                                                                      ===========

US GOVERNMENT SECURITIES:
U.S. Treasury Note 5 yr.          9/20/2001                                                  100       10,334,375        $33,775
                                                                                                                      ===========

SMALL CAP INDEX:
Russell 2000 Index                9/20/2001                                                   80       20,624,000        $32,465
                                                                                                                      ===========

INTERNATIONAL INDEX:
TOPIX Index                        Sep-2001                                                    5          519,605         $1,123
Australian Dollar                  Sep-2001                                                    1           50,840        (1,886)
British Pound                      Sep-2001                                                    5          440,438          4,570
Euro                               Sep-2001                                                    8          848,200        (3,023)
Japanese Yen                       Sep-2001                                                    5          504,938       (13,036)
MSCI                               Sep-2001                                                   64        1,293,547       (11,927)
Share Price Index 200              Sep-2001                                                    1           44,081            135
                                                                                                                      ------------
                                                                                                                       ($24,044)
                                                                                                                      ===========

MID CAP INDEX:
S&P MidCap 400 Index               Sep-2001       1           261,250     ($7,506)
                                                                         =========

TOTAL STOCK MARKET INDEX:
S&P MidCap 400 Index               Sep-2001                                                    1          261,250         $7,243
NASDAQ 100 Index                   Sep-2001                                                    1          184,650        (7,657)
Russell 2000 Index                 Sep-2001                                                    4        1,031,200         14,347
S&P 500 Index                      Sep-2001                                                   18        5,542,650      (166,376)
                                                                                                                      ------------
                                                                                                                      ($152,443)
                                                                                                                      ===========
500 INDEX:
S&P 500 Index                      Sep-2001                                                   41       12,624,925     ($184,971)
                                                                                                                      ===========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into a offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of a offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2001, the value of securities loaned and cash collateral was as follows:


                                 Market Value of    Value of Cash                                  Market Value of    Value of Cash
                               Securities Loaned     Collateral                                  Securities Loaned      Collateral
                               -----------------     ----------                                  -----------------      ----------

Pacific Rim Emerging Markets      $13,673,347       $14,361,085       Small Company Value           $16,044,284         $16,345,086
Science and Technology             50,079,038        56,695,852       Value                           9,411,026           9,828,011
Aggressive Growth                  40,642,218        40,574,867       Equity Index                    1,885,500           1,924,680
Emerging Small Company             64,838,220        65,713,155       Equity-Income                  26,789,413          27,528,045
Small Company Blend                15,748,800        16,433,299       Income & Value                 65,790,696          66,434,568
Mid Cap Stock                       9,845,346         9,743,506       Balanced                        7,290,106           7,389,154
All Cap Growth                     31,910,173        32,230,075       High Yield                     27,465,426          27,868,814
Overseas                           80,254,633        84,254,144       Strategic Bond                 29,454,446          30,474,628
International Stock                45,162,317        46,985,343       Investment Quality Bond        50,791,475          52,266,186
Strategic Opportunities           199,763,360       203,631,649       Diversified Bond               46,632,788          47,909,247
Growth                             23,224,136        23,144,637       Small Cap Index                 7,428,298           7,763,902
Large Cap Growth                   22,513,684        22,553,996       International Index             7,516,112           7,843,486
Quantitative Equity                15,444,225        15,691,543       Mid Cap Index                  11,067,512          11,217,311

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
SIGNIFICANT ACCOUNTING POLICIES, CONTINUED



                              MARKET VALUE OF      VALUE OF CASH                                 MARKET VALUE OF      VALUE OF CASH
                             SECURITIES LOANED      COLLATERAL                                 SECURITIES LOANED      COLLATERAL
                             -----------------      ----------                                 -----------------      ----------

Global Equity                  $45,816,962         $46,878,093      Total Stock Market Index     $ 8,088,764         $8,361,588
Blue Chip Growth                65,954,926          66,269,353      500 Index                      4,026,323          4,075,364
Real Estate Securities           3,508,549           3,653,040


MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed.

Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 6.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

 The following is a summary of open written options outstanding at June 30, 2001:

                                           ALL CAP GROWTH                    GLOBAL BOND                       TOTAL RETURN
                                           --------------                    -----------                       ------------
                                     NUMBER OF        PREMIUMS        NUMBER OF        PREMIUMS          NUMBER OF        PREMIUMS
                                     CONTRACTS        RECEIVED        CONTRACTS        RECEIVED          CONTRACTS        RECEIVED
                                     ---------        --------        ---------        --------          ---------        --------
Options outstanding 12/31/2000              --               --                6     $      4,093      103,200,276     $    263,577
Options written                            748     $    333,597        7,600,236          336,607       10,601,626          771,004
Options closed & expired                  (748)        (333,597)             (73)         (34,592)    (110,600,841)        (502,451)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Options outstanding 06/30/2001              --               --        7,600,169     $    306,107        3,201,061     $    532,130
                                  ============     ============     ============     ============     ============     ============

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

The following is a summary of open interest rate swap contracts outstanding in Global Bond and Total Return at June 30, 2001:

GLOBAL BOND

                                                                                                                      UNREALIZED
                                                                                                                      APPRECIATION
  NOTIONAL AMOUNT                                           DESCRIPTION                                              (DEPRECIATION)
  ---------------                                           -----------                                              --------------
 JPY   660,000,000         Agreement with Goldman Sachs & Company terminating May 18, 2010 to pay 6 month            ($444,244)
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 2.035% annually.
 CAD     5,200,000         Agreement with JP Morgan terminating May 10, 2002 to pay 3 month LIBOR (London              (57,037)
                           Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.515%
                           annually.
 EUR     3,400,000         Agreement with Goldman Sachs & Company terminating March 15, 2016 to pay 6                  (15,187)
                           month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.50% annually.
 GBP       800,000         Agreement with Morgan Stanley Company terminating August 6, 2003 to pay 6 month              22,366
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.949% annually.
 EUR    10,410,000         Agreement with Morgan Stanley Company terminating March 15, 2016 to pay 6 month             (46,501)
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.50% annually.
 GBP     1,700,000         Agreement with Morgan Stanley Company terminating March 15, 2004 to pay 6 month             (41,272)
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.25% annually.
 GBP     6,600,000         Agreement with Morgan Stanley Company terminating March 15, 2004 to pay 6 month            (107,569)
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.50% annually.
 CAD    13,500,00          Agreement with JP Morgan terminating August 2, 2005 to pay 3 month LIBOR                   (175,511)
                           (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                           6.248% annually.
 EUR     2,000,000         Agreement with Morgan Stanley Company terminating March 15, 2031 to pay 6 month               9,797
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.00% annually.
 HKD    53,000,000         Agreement with Goldman Sachs & Company terminating February 15, 2006 to pay 3              (341,247)
                           month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.91% annually.
 HKD    53,000,000         Agreement with Goldman Sachs & Company terminating February 8, 2006 to pay 3                (19,719)
                           month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.753% annually.
 HKD    29,700,000         Agreement with Goldman Sachs & Company terminating June 1, 2006 to pay 3 month                3,655
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.72875% annually.
 GBP     3,000,000         Agreement with Goldman Sachs & Company terminating January 26, 2004 to pay 6                (16,976)
                           month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.90% annually.
 GBP     1,700,000         Agreement with Morgan Stanley Company terminating September 15, 2002 to pay 6                12,052
                           month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.25% annually.
 GBP     6,270,000         Agreement with Morgan Stanley Company terminating March 15, 2016 to pay 6 month              57,943
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.50% annually.
 GBP     2,000,000         Agreement with Goldman Sachs & Company terminating March 15, 2016 to pay 6                   18,483
                           month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.50% annually.
 GBP    21,610,000         Agreement with Goldman Sachs & Company terminating March 19, 2003 to pay 3                 (246,023)
                           month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.25% annually.
 JPY   950,000,000         Agreement with JP Morgan & Company terminating March 17, 2003 to pay 6 month                 (8,349)
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 0.20% annually.
       $10,000,000         Agreement with Morgan Stanley Company terminating June 15, 2011 to pay 3 month              111,030
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.00% annually.
        $3,810,000         Agreement with Goldman Sachs & Company terminating June 5, 2006 to pay 3 month              (25,424)
                           LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.64% annually.
        $3,400,000         Agreement with Morgan Stanley Company terminating December 17, 2011 to pay 3                110,248
                           month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.00% annually.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED
GLOBAL BOND, CONTINUED

                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
  NOTIONAL AMOUNT                                           DESCRIPTION                                      (DEPRECIATION)
  ---------------                                           -----------                                      --------------
      $5,700,000          Agreement with Morgan Stanley Company  terminating August 15, 2001 to                  $1,579
                          pay 3 month LIBOR (London Interbank Offer Rate)  semi-annually and to receive a fixed rate of 6.91% annually.
      $6,800,000          Agreement with Goldman Sachs & Company terminating
                          February 8, 2006 (20,611) to pay 3 month LIBOR (London
                          Interbank Offer Rate) semi-annually and to receive a
                          fixed rate of 5.67% annually.
      $9,800,000          Agreement with Morgan Stanley Company terminating
                          December 18, 2006 (38,602) to pay 3 month LIBOR
                          (London Interbank Offer Rate) semi-annually and to
                          receive a fixed rate of 6.00% annually.
      $6,700,000          Agreement with Goldman Sachs & Company terminating  February 15, 2006                 283,323
                          to pay 3 month LIBOR (London Interbank Offer Rate)  semi-annually and to receive a fixed rate of 6.79% annually.
     $16,000,000           Agreement with Goldman Sachs & Company terminating  December 18, 2006                (63,024)
                                                                                                                --------
                          to pay 3 month LIBOR (London Interbank Offer Rate)  semi-annually and to receive a fixed rate of 6.00% annually.
                                                                                                            ($1,036,820)


TOTAL RETURN
 JPY 285,000,000        Agreement with Morgan Stanley Company terminating January 11, 2011 to pay 6 month           (135,009)
                        LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                        1.805% annually.

 EUR  159,400,000       Agreement with JP Morgan terminating June 17, 2003 to pay 6 month LIBOR (London              (93,883)
                        Interbank Offer Rate) semi-annually and to receive a fixed rate of 4.50% annually.

 GBP   8,200,000        Agreement with Goldman Sachs & Company terminating March 2, 2004 to pay 6 month             (134,258)
                        LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                        5.4997% annually.

 GBP   4,400,000        Agreement with Lehman Brothers & Company terminating March 2, 2004 to pay 6 month            (72,041)
                        LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                        5.4997% annually.

 GBP   1,500,000        Agreement with Goldman Sachs & Company terminating March 19, 2006 to pay 6 month             (64,407)
                        LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                        5.25% annually.

 GBP   1,500,000        Agreement with Goldman Sachs & Company terminating September 19, 2002 to pay 6                10,801
                        month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.25% annually.

 GBP   3,200,000        Agreement with Goldman Sachs & Company terminating March 15, 2006 to pay 6 month            (135,891)
                        LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                        5.25% annually.

 GBP   2,800,000        Agreement with JP Morgan terminating September 19, 2002 to pay 6 month LIBOR                  20,162
                        (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.25%
                        annually.

 GBP   1,900,000        Agreement with JP Morgan terminating March 15, 2006 to pay 6 month LIBOR (London             (82,601)
                        Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.25% annually.

 GBP   2,800,000        Agreement with JP Morgan terminating March 19, 2006 to pay 6 month LIBOR (London            (120,225)
                        Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.25% annually.

 GBP   4,000,000        Agreement with JP Morgan terminating March 15, 2004 to pay 6 month LIBOR (London             (91,055)
                        Interbank Offer Rate) semi-annually and to receive a fixed rate of 5.25% annually.

 GBP   9,100,000        Agreement with Goldman Sachs & Company terminating March 15, 2004 to pay 6 month            (148,314)
                                                                                                                            -
                        LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                        5.50% annually.

 GBP  21,100,000        Agreement with Morgan Stanley Company terminating March 15, 2003 to pay 6 month             (268,595)
                        LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                        5.50% annually.

 GBP  10,030,000        Agreement with Morgan Stanley Company terminating June 15, 2006 to pay 6 month              (310,205)
                        LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of
                        5.50% annually.

     $17,700,000        Agreement with Bank of America Company terminating December 18, 2006 to pay 3                (69,720)
                        month LIBOR (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.00% annually.

     $11,100,000         Agreement with Morgan Stanley terminating December 18, 2006 to pay 3 month LIBOR            (43,722)
                                                                                                                     --------
                        (London Interbank Offer Rate) semi-annually and to receive a fixed rate of 6.00%
                         annually.
                                                                                                                  $1,738,963)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
4. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the six months ended June 30, 2001:


                                                      PURCHASES                                                SALES
                                      ----------------------------------------              --------------------------------------
PORTFOLIO                             U.S. Government             Other Issues               U.S. Government          Other Issues
---------                             ---------------             ------------               ---------------          ------------
Internet Technologies                        --                 $   31,630,391                  --                $   17,251,172
Pacific Rim Emerging Markets                 --                     36,103,483                  --                    39,383,055
Telecommunications *                         --                     13,934,987                  --                     1,388,719
Science & Technology                         --                  2,060,560,954                  --                 1,994,783,434
International Small Cap                      --                    678,948,993                  --                   703,484,582
Health Sciences *                            --                     17,229,199                  --                     4,017,507
Aggressive Growth                            --                    196,710,535                  --                   198,662,724
Emerging Small Company                       --                    100,160,543                  --                   112,977,871
Small Company Blend                          --                     59,635,583                  --                    21,064,921
Dynamic Growth                               --                    212,923,292                  --                   164,184,827
Mid Cap Growth *                             --                     17,933,674                  --                       961,119
Mid Cap Opportunities *                      --                     22,910,068                  --                     3,203,167
Mid Cap Stock                                --                    136,859,422                  --                   125,652,780
All Cap Growth                               --                    283,829,343                  --                   248,814,501
Financial Services *                         --                     11,157,782                  --                     2,676,340
Overseas                                     --                    228,290,798                  --                   212,949,249
International Stock                          --                     59,323,356                  --                    44,085,363
International Value                          --                     53,812,355                  --                    31,332,359
Capital Appreciation                         --                     36,206,498                  --                    11,400,914
Strategic Opportunities                      --                  1,707,382,664                  --                 1,744,761,558
Quantitative Mid Cap *                       --                    156,286,156                  --                    47,885,680
Global Equity                                --                    699,005,776                  --                   719,017,221
Strategic Growth *                           --                     42,818,008                  --                     3,536,488
Growth                                       --                    410,792,337                  --                   386,048,116
Large Cap Growth                             --                    384,926,269                  --                   357,934,152
All Cap Value *                              --                     12,761,297                  --                     4,322,198
Capital Opportunities *                      --                     10,389,994                  --                       531,965
Quantitative Equity                          --                    264,688,156                  --                   274,675,401
Blue Chip Growth                             --                    474,370,633                  --                   467,883,119
Utilities *                                  --                     10,211,507                  --                       650,882
Real Estate Securities                       --                    166,930,193                  --                   243,926,156
Small Company Value                          --                    180,655,619                  --                   159,227,741
Mid Cap Value *                              --                     15,654,069                  --                       242,868
Value                                        --                    144,671,662                  --                    36,378,949
Equity Index                                 --                      6,637,303                  --                     2,802,535
Tactical Allocation                          --                     46,110,145                  --                     9,850,689
Fundamental Value *                          --                     24,933,341                  --                       278,007
Growth & Income                              --                    360,432,984                  --                   464,334,394
U.S. Large Cap Value                         --                    118,880,263                  --                   105,862,799
Equity-Income                                --                    196,937,392                  --                    78,948,135
Income & Value                     $ 61,694,424                     97,217,736        $ 46,945,321                   117,421,923
Balanced                             71,233,530                    185,309,185          79,388,885                   176,897,701
High Yield                               98,960                    144,486,713                  --                    69,712,011
Strategic Bond                       38,724,843                     94,693,463          13,699,476                   121,366,934
Global Bond                          74,220,300                    359,299,717          76,236,871                   365,981,222
Total Return                        370,089,901                    135,974,272         341,815,647                   143,847,314
Investment Quality Bond              56,894,362                     79,040,791          38,611,619                    27,855,071
Diversified Bond                    100,918,574                     38,028,280          93,430,540                    46,112,986
U.S. Government                      94,450,902                             --          37,911,729                            --
Small Cap Index                              --                     17,112,376                  --                       914,307
International Index                          --                      7,922,778                  --                     1,588,945
Mid Cap Index                         4,877,403                     17,337,978           4,895,932                     3,199,177
Total Stock Market Index                     --                     13,762,793                  --                     1,865,248

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                      PURCHASES                                                SALES
                                      ----------------------------------------               -------------------------------------
PORTFOLIO                             U.S. Government             Other Issues               U.S. Government          Other Issues
---------                             ---------------             ------------               ---------------          ------------
500 Index                                     --               $110,194,439                         --               $  3,731,867
Lifestyle Aggressive 1000                     --                138,465,253                         --                 95,476,268
Lifestyle Growth 820                          --                484,055,701                         --                344,825,809
Lifestyle Balanced 640                        --                391,489,910                         --                265,440,888
Lifestyle Moderate 460                        --                161,575,685                         --                123,886,925
Lifestyle Conservative 280                    --                 59,059,337                         --                 33,342,145




* For the period April 30, 2001 (commencement of operations) to June 30, 2001.

At June 30, 2001, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                  TAX BASIS NET
                                                                   UNREALIZED
                                                                  APPRECIATION      TAX BASIS UNREALIZED       TAX BASIS UNREALIZED
                     PORTFOLIO            TAX BASIS COST         (DEPRECIATION)        APPRECIATION                 DEPRECIATION
                     ---------            ------------------------------------------------------------------------------------------
Internet Technologies                     $   77,571,528        $ (28,010,751)       $    2,542,352              $   30,553,103
Pacific Rim Emerging Markets                 101,443,588          (11,543,817)            2,779,078                  14,322,895
Telecommunications                            14,553,552           (2,017,932)              134,641                   2,152,573
Science & Technology                       1,230,403,304         (255,454,631)           51,215,637                 306,670,268
International Small Cap                      186,655,163           (4,685,231)            5,804,911                  10,490,142
Health Sciences                               13,532,445              (34,722)              702,477                     737,199
Aggressive Growth                            392,217,728            6,580,100            44,893,268                  38,313,168
Emerging Small Company                       528,387,474           26,019,167            92,923,021                  66,903,854
Small Company Blend                          174,634,203          (10,393,168)           17,705,782                  28,098,950
Dynamic Growth                               151,424,281          (11,940,816)            5,131,250                  17,072,066
Mid Cap Growth                                19,613,461             (553,178)              873,639                   1,426,817
Mid Cap Opportunities                         21,352,820             (392,598)            1,330,463                   1,723,061
Mid Cap Stock                                127,916,695            9,319,516            16,636,753                   7,317,237
All Cap Growth                               805,297,607          (34,066,913)           55,900,453                  89,967,366
Financial Services                            10,122,348             (237,583)              161,828                     399,411
Overseas                                     641,382,042          (72,866,230)            8,298,068                  81,164,298
International Stock                          353,918,357          (47,268,895)           10,257,346                  57,526,241
International Value                          191,859,285          (13,280,668)           10,294,642                  23,575,310
Capital Appreciation                          31,225,274           (1,423,925)              673,389                   2,097,314
Strategic Opportunities                    1,610,018,473          (26,825,268)           84,888,523                 111,713,791
Quantitative Mid Cap                         114,497,876           (4,429,089)            5,043,151                   9,472,240
Global Equity                                639,016,576          (15,368,654)           26,754,182                  42,122,836
Strategic Growth                              43,924,790           (1,400,921)            1,500,123                   2,901,044
Growth                                       666,196,569          (74,821,941)           37,951,449                 112,773,390
Large Cap Growth                             609,980,715          (61,853,801)           18,588,768                  80,442,569
All Cap Value                                  8,899,555             (122,431)              264,432                     386,863
Capital Opportunities                         13,280,097             (401,005)              210,409                     611,414
Quantitative Equity                          566,513,688          (39,042,147)           44,643,867                  83,686,014
Blue Chip Growth                           1,723,154,757           96,968,319           235,840,235                 138,871,916
Utilities                                     11,679,472             (776,951)               77,813                     854,764
Real Estate Securities                       179,238,498           13,683,863            16,319,200                   2,635,337
Small Company Value                          156,080,749            9,001,206            12,701,213                   3,700,007
Mid Cap Value                                 17,549,444             (117,312)              404,778                     522,090
Value                                        312,684,728           21,143,599            35,868,243                  14,724,644
Equity Index                                 110,412,102              700,749            15,639,661                  14,938,912
Tactical Allocation                           73,824,297           (8,524,463)            2,782,585                  11,307,048
Fundamental Value                             28,105,473             (570,265)              525,663                   1,095,928
Growth & Income                            2,132,328,982          479,556,515           641,229,399                 161,672,884
U.S. Large Cap Value                         438,972,503           15,457,407            55,382,357                  39,924,950
Equity-Income                              1,027,377,738           97,272,103           166,671,207                  69,399,104

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                                  TAX BASIS NET
                                                                   UNREALIZED
                                                                  APPRECIATION      TAX BASIS UNREALIZED       TAX BASIS UNREALIZED
                     PORTFOLIO            TAX BASIS COST         (DEPRECIATION)        APPRECIATION                 DEPRECIATION
                     ---------         ---------------------------------------------------------------------------------------------
Income & Value                         $603,367,599             $ 12,029,990              $ 54,765,818             $ 42,735,828
Balanced                                197,771,784               (9,589,133)                4,697,697               14,286,830
High Yield                              382,850,020              (73,977,831)                5,667,106               79,644,937
Strategic Bond                          390,522,481              (17,472,755)                6,042,190               23,514,945
Global Bond                             155,387,837               (4,386,537)                  531,143                4,917,680
Total Return                            696,912,141                2,468,765                 6,053,055                3,584,290
Investment Quality Bond                 418,813,463               (6,396,602)                5,147,083               11,543,685
Diversified Bond                        267,762,782               (1,136,127)                2,563,169                3,699,296
U.S. Government Securities              578,938,473                  617,728                 4,178,591                3,560,863
Small Cap Index                          54,051,011                3,208,514                 4,950,466                1,741,952
International Index                      68,687,051              (12,801,822)                1,962,678               14,764,500
Mid Cap Index                            56,296,646                  864,058                 5,481,105                4,617,047
Total Stock Market Index                 86,298,922               (9,979,104)                5,337,016               15,316,120
500 Index                               812,803,557              (81,693,057)               46,395,818              128,088,875
Lifestyle Aggressive 1000               193,542,284              (21,523,937)                1,391,697               22,915,634
Lifestyle Growth 820                    651,827,885              (29,930,222)                4,777,038               34,707,260
Lifestyle Balanced 640                  685,143,500              (62,872,653)                6,779,048               69,651,701
Lifestyle Moderate 460                  216,913,213               (9,441,328)                2,261,834               11,703,162
Lifestyle Conservative 280              130,893,847               (3,257,087)                1,519,723                4,776,810


6. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                      ALL                                     ALL                                            ALL
                                      ASSET                                   ASSET                                          ASSET
PORTFOLIO                             LEVELS  PORTFOLIO                       LEVELS  PORTFOLIO                              LEVELS
----------------                      ------  ----------------                ------  -----------------                      ------
Internet Technologies Trust           1.150%  Global Equity Trust             0.900%  High Yield Trust                       0.775%
Pacific Rim Emerging Markets Trust    0.850%  Growth Trust                    0.850%  Strategic Bond Trust                   0.775%
Science and Technology Trust          1.100%  Large Cap Growth Trust          0.880%  Global Bond Trust                      0.800%
International Small  Cap Trust        1.100%  Quantitative Equity Trust       0.700%  Total Return Trust                     0.775%
Aggressive Growth Trust               1.000%  Blue Chip Growth Trust          0.880%  Investment Quality Bond Trust          0.650%
Emerging Small Company Trust          1.050%  Real Estate Securities Trust    0.800%  Diversified Bond Trust                 0.750%
Small Company Blend Trust             1.050%  Small Company Value Trust       1.050%  U.S. Government Securities Trust       0.650%
Dynamic Growth Trust                  1.000%  Value Trust                     0.800%  Money Market Trust                     0.500%
Mid Cap Stock Trust                   0.930%  Equity Index Trust              0.250%  Small Cap Index Trust                  0.525%
All Cap Growth Trust                  0.950%  Tactical Allocation Trust       0.900%  International Index Trust              0.550%
Overseas Trust                        0.950%  Growth & Income Trust           0.750%  Mid Cap Index Trust                    0.525%
International Stock Trust             1.050%  U.S. Large Cap Value Trust      0.880%  Total Stock Market Index Trust         0.525%
International Value Trust             1.000%  Equity-Income Trust             0.880%  500 Index Trust                        0.525%
Strategic Opportunities Trust         0.850%  Income and Value Trust          0.800%


                                              BETWEEN      BETWEEN      BETWEEN      BETWEEN     BETWEEN      BETWEEN
                                               $50         $200         $250         $300        $500         $600
                                              MILLION      MILLION      MILLION      MILLION     MILLION      MILLION
                                FIRST $50     AND $200     AND $250     AND $300     AND $500    AND $600     AND $900     OVER $900
PORTFOLIO                        MILLION      MILLION      MILLION      MILLION      MILLION     MILLION      MILLION       MILLION
----------                     ------------  ---------    ---------    ---------    ---------   ----------   ----------    ---------
Telecommunications Trust *         1.100%       1.075%       1.075%       1.025%       1.025%      0.950%       0.950%       0.950%
Health Sciences Trust *            1.100%       1.100%       1.100%       1.100%       1.100%      1.050%       1.050%       1.050%
Mid Cap Growth Trust *             1.000%       0.975%       0.975%       0.950%       0.950%      0.925%       0.925%       0.925%
Mid Cap Opportunities Trust *      1.000%       1.000%       1.000%       0.950%       0.950%      0.950%       0.950%       0.950%
Financial Services Trust *         0.950%       0.900%       0.900%       0.900%       0.900%      0.850%       0.850%       0.850%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                               BETWEEN      BETWEEN     BETWEEN      BETWEEN     BETWEEN       BETWEEN
                                                $50         $200         $250         $300        $500         $600
                                               MILLION      MILLION      MILLION      MILLION     MILLION      MILLION
                                 FIRST $50     AND $200     AND $250     AND $300     AND $500    AND $600     AND $900   OVER $900
PORTFOLIO                         MILLION      MILLION      MILLION      MILLION      MILLION     MILLION      MILLION     MILLION
----------                       ----------    ---------    ---------    --------     --------    ---------    ---------  ----------
Capital Appreciation Trust          0.900%      0.900%        0.900%      0.900%        0.850%      0.850%      0.850%      0.850%
Quantitative Mid Cap Trust *        0.800%      0.800%        0.700%      0.700%        0.700%      0.700%      0.700%      0.700%
Strategic Growth Trust *            0.900%      0.900%        0.900%      0.900%        0.875%      0.875%      0.850%      0.825%
All Cap Value Trust *               0.950%      0.950%        0.950%      0.950%        0.950%      0.900%      0.900%      0.900%
Capital Opportunities Trust *       0.900%      0.900%        0.900%      0.900%        0.900%      0.875%      0.875%      0.850%
Utilities Trust *                   0.900%      0.900%        0.900%      0.900%        0.900%      0.875%      0.875%      0.825%
Mid Cap Value Trust *               0.950%      0.950%        0.950%      0.900%        0.900%      0.900%      0.875%      0.875%
Fundamental Value Trust *           0.950%      0.900%        0.900%      0.900%        0.900%      0.900%      0.850%      0.850%
Balanced Trust                      0.750%      0.700%        0.700%      0.650%        0.650%      0.650%      0.650%      0.650%
Lifestyle Aggressive 1000 Trust     0.075%      0.075%        0.050%      0.050%        0.050%      0.050%      0.050%      0.050%
Lifestyle Growth 820 Trust          0.075%      0.075%        0.050%      0.050%        0.050%      0.050%      0.050%      0.050%
Lifestyle Balanced 640              0.075%      0.075%        0.050%      0.050%        0.050%      0.050%      0.050%      0.050%
Lifestyle Moderate 460 Trust        0.075%      0.075%        0.050%      0.050%        0.050%      0.050%      0.050%      0.050%
Lifestyle Conservative 280 Trust    0.075%      0.075%        0.050%      0.050%        0.050%      0.050%      0.050%      0.050%

* For the period April 30, 2001 (commencement of operations) to June 30, 2001.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.050% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Internet Technologies, Telecommunications, Science & Technology, Health Sciences, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Stock, All Cap Growth, Financial Services, Capital Appreciation, Strategic Opportunities, Quantitative Mid Cap, Strategic Growth, Growth, Large Cap Growth, All Cap Value, Capital Opportunities, Quantitative Equity, Blue Chip Growth, Utilities, Real Estate Securities, Small Company Value, Mid Cap Value, Value, Tactical Allocation, Fundamental Value, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, Overseas, International Stock, International Value, Global Equity and Global Bond. In the case of the Lifestyle Trust, if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business).

In addition, effective June 1, 2000, the Adviser has voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Blue Chip Growth, Equity-Income, and International Stock. Effective April 30, 2001, Health Sciences and Small Company Value were added to this voluntary waiver. The fee reduction is based on the combined asset level of all six portfolios. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                                                    FEE REDUCTION
                            COMBINED ASSET LEVELS                       (AS A PERCENTAGE OF THE ADVISORY FEE)
                            ---------------------                       -------------------------------------
             First $750 million                                                         0.00%
             Between $750 million and $1.5 billion                                      2.50%
             Between $1.5 billion and $3.0 billion                                      3.75%
             Over $3.0 billion                                                          5.00%

The fee reductions are applied to the advisory fees of each of the six portfolios. Any of these expense reimbursements may be terminated at any time.

FUND ADMINISTRATION FEES. The Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred by the Trust for the six months ended June 30, 2001 was $964,258, of which $159,672 remains payable to the Adviser at June 30, 2001.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $45,000.

8. COMMITMENTS. At June 30, 2001, Pacific Rim Emerging Markets, International Small Cap, Overseas, International Value, Global Equity, Large Cap Growth, Utilities, High Yield, Strategic Bond, Global Bond and Total Return had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open sale and purchase contracts at June 30, 2001 were as follows:

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
COMMITMENTS, CONTINUED


                                                                                                              NET UNREALIZED
                                      CONTRACTS TO                                                             APPRECIATION/
                                        DELIVER        IN EXCHANGE FOR    SETTLEMENT DATE        VALUE        (DEPRECIATION)
                                        -------        ---------------    ---------------        -----        --------------
PACIFIC RIM EMERGING MARKETS
     PURCHASES
     Japanese Yen                        $702,374         87,403,402          7/2/2001          $700,854          ($1,520)
     Singapore Dollar                      47,670             86,702          7/3/2001            47,586              (84)
                                      -----------                                             ----------        ---------
                                         $750,044                                               $748,440          ($1,604)
     SALES
     Japanese Yen                     112,928,991           $907,498          7/2/2001          $905,533           $1,965
                                                                                                                ---------
                                                                                                                     $361
                                                                                                                =========

INTERNATIONAL SMALL CAP
     PURCHASES
     Australian Dollar                   $329,307            641,646          7/2/2001          $327,270          ($2,037)
     Canadian Dollar                       41,578             63,124          7/3/2001            41,595               17
     British Pounds                       362,717            257,905          7/3/2001           363,207              490
                                      -----------                                             ----------        ---------
                                         $733,602                                               $732,072          ($1,530)

     SALES
     Australian Dollar                    431,466           $223,068          7/2/2001          $220,069           $2,999
     Euro                                 872,291            747,302          7/2/2001           739,222            8,080
     British Pound                        229,089            323,611          7/2/2001           322,626              985
     Australian Dollar                    122,271             62,297          7/3/2001            62,364              (67)
     Canadian Dollar                      166,891            109,927          7/3/2001           109,970              (43)
     Euro                               1,674,845          1,412,898          7/3/2001         1,419,347           (6,449)
     British Pound                      1,065,426          1,498,416          7/3/2001         1,500,440           (2,024)
     Hong Kong Dollar                   5,630,117            721,810          7/3/2001           721,828              (34)
     Japanese Yen                       9,598,399             76,978          7/3/2001            76,966               12
     Canadian Dollar                    1,875,048          1,229,621          7/5/2001         1,235,535           (5,914)
                                                          ----------                          ----------        ---------
                                                          $6,405,928                          $6,408,367          ($2,439)
                                                                                                                ---------
                                                                                                                  ($3,969)
                                                                                                                =========

OVERSEAS
     PURCHASES
     Euro                                $494,318            585,130          7/2/2001          $495,868           $1,550
     British Pound                         81,264             57,374          7/2/2001            80,800             (464)
     Euro                                 897,774          1,062,719          7/3/2001           900,601            2,827
     British Pound                      3,116,538          2,213,001          7/3/2001         3,116,570               32
                                      -----------                                             ----------        ---------
                                       $4,589,894                                             $4,593,839           $3,945
                                                                                                                =========

INTERNATIONAL VALUE
     PURCHASES
     Euro                                $533,204            623,995          7/2/2001          $528,804            ($4,400)
     British Pound                        359,535            254,088          7/2/2001           357,833             (1,702)
                                      -----------                                             ----------        -----------
                                         $892,739                                               $886,637            ($6,102)
     SALES
     Australian Dollar                  1,201,079           $607,145          7/2/2001          $612,611            ($5,466)
     Euro                                 245,045            209,391          7/2/2001           207,663              1,728
                                                          ----------                          ----------        -----------
                                                            $816,536                            $820,274            ($3,738)
                                                                                                                -----------
                                                                                                                    ($9,840)
                                                                                                                ===========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
COMMITMENTS, CONTINUED


                                                                                                 NET UNREALIZED
                           CONTRACTS TO                                                           APPRECIATION/
                             DELIVER        IN EXCHANGE FOR     SETTLEMENT DATE      VALUE       (DEPRECIATION)
                             -------        ---------------     ---------------      -----       --------------
GLOBAL EQUITY
      PURCHASES
      Swiss Franc             $143,716            258,842          7/2/2001         $144,082             $366

      SALES
      Japanese Yen           3,845,863            $30,842          7/3/2001          $30,839               $3
                                                                                                  -----------
                                                                                                         $369
                                                                                                  ===========

LARGE CAP GROWTH
      PURCHASES
      Euro                    $680,551            790,658          7/2/2001         $670,043         ($10,508)
                                                                                                  ===========

UTILITIES
      PURCHASES
      Canadian Dollar           $1,978              3,010          7/3/2001           $1,984               $6
      Euro                      69,923             82,849          7/3/2001           70,210              287
      British Pound             37,908             26,918          7/3/2001           37,908               --
                            ----------                                            ----------      -----------
                              $109,809                                              $110,102             $293
      SALES
      Euro                         288               $248          7/2/2001             $244               $4
      British Pound              5,801              8,225          7/2/2001           $8,170               55
                                              -----------                         ----------      -----------
                                                   $8,473                             $8,414              $59
                                                                                                  -----------
                                                                                                         $352
                                                                                                  ===========

HIGH YIELD
      PURCHASES
      British Pound           $875,438            625,000          8/9/2001         $878,851           $3,413
      Euro                   1,166,256          1,365,000         8/29/2001        1,155,527          (10,729)
                            ----------                                           -----------      -----------
                            $2,041,694                                            $2,034,378          ($7,316)

      SALES
      Euro                   3,900,000         $3,485,602         7/31/2001       $3,303,089         $182,513
      British Pound          5,335,000          7,656,685          8/9/2001        7,501,875          154,810
      Euro                   2,685,000          2,361,592         8/14/2001        2,273,504           88,088
      British Pound             30,000             42,480         8/14/2001           42,176              304
      Euro                   2,120,000          1,814,720         8/29/2001        1,794,664           20,056
                                              -----------                        -----------      -----------
                                              $15,361,079                        $14,915,308         $445,771
                                                                                                  -----------
                                                                                                     $438,455
                                                                                                  ===========


 STRATEGIC BOND
      CROSS CURRENCY

                                                                                                                     NET UNREALIZED
                                                 RECEIVABLE                                                           APPRECIATION/
        PAYABLE CURRENCY            VALUE         CURRENCY     IN EXCHANGE FOR    SETTLEMENT DATE        VALUE       (DEPRECIATION)
                                    -----         --------     ---------------    ---------------        -----       --------------
      Polish Zloty                  $316,817         EUR          1,250,000          7/26/2001          $309,223        ($7,594)

       RECEIVABLE CURRENCY
      Euro                           348,529         PLN           $316,817          7/26/2001          $295,212        $21,605

       PURCHASES
      Euro                        $1,653,084                      1,878,752          7/26/2001        $1,591,345       ($61,739)
      Polish Zloty                   280,000                      1,139,040          7/26/2001           281,773          1,773
                                  ----------                                                          ----------       --------
                                  $1,933,084                                                          $1,873,118       ($59,966)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
COMMITMENTS, CONTINUED
STRATEGIC BOND, CONTINUED


                                                                                                                  NET UNREALIZED
                                 CONTRACTS TO                                                                      APPRECIATION/
                                   DELIVER          IN EXCHANGE FOR     SETTLEMENT DATE          VALUE            (DEPRECIATION)
                                   -------          ---------------     ---------------          -----            --------------
      SALES
      Euro                          6,748,356           $6,039,571         7/26/2001           $5,716,007             323,564
      Polish Zloty                  2,669,888              638,882         7/26/2001              660,472             (21,590)
                                                     -------------                            -----------           ---------
                                                        $6,678,453                             $6,376,479            $301,974
                                                                                                                    ---------
                                                                                                                     $256,019
                                                                                                                    =========
GLOBAL BOND
      PURCHASES
      Euro                        $13,338,993           15,790,000         7/11/2001          $13,378,231             $39,238
      Danish Krone                    578,733            4,865,000         7/17/2001              553,404             (25,329)
      Swedish Krona                 1,190,936           12,219,000         7/19/2001            1,123,528             (67,408)
      Canadian Dollar               2,819,807            4,305,000         7/25/2001            2,835,380              15,573
      Japanese Yen                 17,903,078        2,134,445,000         7/31/2001           17,174,904            (728,174)
      British Pounds                3,117,529            2,274,000          8/2/2001            3,198,499              80,970
      Hong Kong Dollar              2,880,177           22,400,000         8/13/2001            2,872,283              (7,894)
      Hungarian Forint                243,357           71,900,000         8/22/2001              247,602               4,245
                                -------------                                                 -----------           ---------
                                  $42,072,610                                                 $41,383,831           ($688,779)

      SALES
      Euro                          3,027,000           $2,589,124         7/11/2001           $2,564,654             $24,470
      Australian Dollar             5,455,000            2,849,147         7/17/2001            2,780,784              68,363
      Swedish Krona                $2,784,000              268,311         7/19/2001              255,987              12,324
      Swiss Franc                   7,972,000            4,632,460          8/2/2001            4,440,001             192,459
      Hong Kong Dollar             44,800,000            5,775,220         8/13/2001            5,744,566              30,654
      New Zealand Dollar              127,000               52,873         8/30/2001               51,259               1,614
                                                     -------------                            -----------           ---------
                                                       $16,167,135                            $15,837,251            $329,884
                                                                                                                    ---------
                                                                                                                    ($358,895)
                                                                                                                    =========

TOTAL RETURN
      PURCHASES
      Euro                        $12,123,848           14,350,000         7/11/2001          $12,158,176             $34,328

      SALES
      Euro                          7,123,000           $6,124,747         7/11/2001           $6,035,030             $89,717
      Japanese Yen              1,438,770,000           12,000,787         7/31/2001           11,577,125             423,662
      British Pounds                2,517,000            3,450,669          8/2/2001            3,540,291             (89,622)
                                                     -------------                            -----------           ---------
                                                       $21,576,203                            $21,152,446            $423,757
                                                                                                                    ---------
                                                                                                                     $458,085
                                                                                                                    =========

9. LINE OF CREDIT. All Portfolios with the exception of Growth, US Government, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the six months ended June 30, 2001, interest charged under the agreement was $4,072 for Quantitative Equity.

MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
------------------------------------------------------------------------------


   On May 4, 2001, a Special Meeting of Shareholders of Manufacturers Investment Trust (the "Trust") was held at 73 Tremont Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:


Proposal 1  Approval of an amendment to the Advisory Agreement between the
            Trust and Manufacturers Securities Services, LLC, to increase, from 0.70% at all asset levels to 0.80% of assets up to $200 million and 0.75% of assets in excess thereof, the advisory fee payable to Manufacturers Securities Services, LLC with respect to the Real Estate Securities Trust (Only shareholders of the Real Estate Securities Trust voted on Proposal 1).

Proposal 2  Approval of a change to the investment objective of the Real
            Estate Securities Trust. (Only shareholders of the Real Estate Securities Trust voted on Proposal 2);

Proposal 3  Approval of an amendment to the Subadvisory Agreement between
            Manufacturers Securities Services, LLC, and Manufacturers Adviser Corporation appointing Manufacturers Adviser Corporation as the subadviser to the Balanced Trust. (Only shareholders of the Balanced Trust voted on Proposal 3).


At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                             SHARES
        -------------                     ----------------------------------------------
          PORTFOLIO                            FOR          AGAINST         ABSTAINED
        -------------                     -------------   -----------    ---------------

         PROPOSAL 1
         Real Estate Securities Trust       12,160,389     3,022,318        1,294,334


         PROPOSAL 2
         Real Estate Securities Trust       13,900,457     1,049,763        1,526,821


         PROPOSAL 3
         Balanced Trust                     11,513,462       471,401        1,101,652


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